UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6067
DIMENSIONAL INVESTMENT GROUP INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)
Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Investment Group Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

August 31, 2004

(Unaudited)

Table of Contents

Schedules of Investments
The DFA U.S. Small Cap Institutional Portfolio
U.S. Large Cap Value Portfolio II
U.S. Large Cap Value Portfolio III
AAM/DFA U.S. High Book to Market Portfolio
DFA International Value Portfolio
DFA International Value Portfolio II
DFA International Value Portfolio III
DFA International Value Portfolio IV
U.S. Large Compay Institutional Index Portfolio
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
U.S. Small Cap Value Portfolio II
AAM/DFA Two-Year Fixed Income Portfolio
AAM/DFA Two-Year Government Portfolio
Global Equity Portfolio
Global 60/40 Portfolio
Global 25/75 Portfolio

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series

DFA Investment Dimensions Group Inc.

Schedules of Investments
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
DFA Five-Year Global Fixed Income Portfolio

Dimensional Emerging Markets Value Fund Inc.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The U.S. Small Cap Series of The DFA Investment Trust Company		$83,916,984

Total Investments (100%) (Cost $62,560,609)††	6,058,988	$83,916,984

††  The cost for federal income tax purposes is $84,411,172.

U.S. LARGE CAP VALUE PORTFOLIO II

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$159,383,298

Total Investments (100%) (Cost $138,660,900)††	9,521,105	$159,383,298

††  The cost for federal income tax purposes is $145,837,278.

U.S. LARGE CAP VALUE PORTFOLIO III

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$706,473,951

Total Investments (100%) (Cost $561,905,862)††	42,202,745	$706,473,951

††  The cost for federal income tax purposes is $572,558,402.

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company		$84,167,515

Total Investments (100%) (Cost $66,083,337)††	5,027,928	$84,167,515

††  The cost for federal income tax purposes is $76,860,368.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

DFA INTERNATIONAL VALUE PORTFOLIO

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The DFA International Value Series of The DFA Investment Trust Company		$1,179,788,860

Total Investments (100%) (Cost $951,163,038)††	84,150,418	$1,179,788,860

††  The cost for federal income tax purposes is $981,989,221.

DFA INTERNATIONAL VALUE PORTFOLIO II

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The DFA International Value Series of The DFA Investment Trust Company		$132,962,722

Total Investments (100%) (Cost $106,402,729)††	9,483,789	$132,962,722

††  The cost for federal income tax purposes is $117,867,867.

DFA INTERNATIONAL VALUE PORTFOLIO III

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The DFA International Value Series of The DFA Investment Trust Company		$452,997,486

Total Investments (100%) (Cost $333,004,815)††	32,310,805	$452,997,486

††  The cost for federal income tax purposes is $342,765,817.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

DFA INTERNATIONAL VALUE PORTFOLIO IV

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The DFA International Value Series of The DFA Investment Trust Company		$159,004,633

Total Investments (100%) (Cost $108,916,639)††	11,341,272	$159,004,633

††  The cost for federal income tax purposes is $139,160,796.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

August 31, 2004

(Unaudited)

Value †
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$489,457,242

Total Investments (100%) (Cost $415,035,405)††	$489,457,242

††  The cost for federal income tax purposes is $429,638,506.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

August 31, 2004

(Unaudited)

Value †
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$424,535,600

Total Investments (100%) (Cost $327,422,129)††	$424,535,600

††  The cost for federal income tax purposes is $327,531,562.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO II

August 31, 2004

(Unaudited)

Value †
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$17,754,844

Total Investments (100%) (Cost $13,772,990)††	$17,754,844

††  The cost for federal income tax purposes is $13,793,928.

U.S. SMALL CAP VALUE PORTFOLIO II

August 31, 2004

(Unaudited)

	Shares	Value †
Investment in The U.S. Small Cap Value Series of The DFA Investment Trust Company		$403,385,485

Total Investments (100%) (Cost $328,944,880)††	19,764,110	$403,385,485

††  The cost for federal income tax purposes is $348,618,965.

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

	Face Amount	Value †
	(000)

UNITED STATES — (71.4%)
AGENCY OBLIGATIONS — (45.7%)
Federal Farm Credit Bank
1.850%, 03/03/06	$11,000	$10,912,385
Federal Home Loan Bank
2.375%, 02/15/06	1,900	1,900,245
2.875%, 08/15/06	3,300	3,314,338
Federal Home Loan Mortgage Corporation
5.250%, 01/15/06	1,000	1,039,704
1.875%, 02/15/06	8,000	7,947,256
2.500%, 03/15/06	4,700	4,706,317
Federal National Mortgage Association
5.500%, 02/15/06	6,600	6,895,977
3.125%, 07/15/06	300	303,020
TOTAL AGENCY OBLIGATIONS (Cost $37,273,879)		37,019,242

BONDS — (25.7%)
Bayerische Landesbank Medium Term Notes
2.500%, 04/28/06	2,400	2,377,975
Canadian Government Corporate Bonds
6.750%, 08/28/06	2,300	2,487,586
Citigroup, Inc.
5.750%, 05/10/06	2,200	2,311,841
General Electric Capital Corp.
2.970%, 07/26/06	2,300	2,311,201
KFW International Finance, Inc. Corporate Bonds
5.250%, 06/28/06	2,000	2,100,340
Merck & Co., Inc. Corporate Bonds
5.250%, 07/01/06	2,300	2,404,418
Toyota Motor Credit Corp. Medium Term Note
3.000%, 06/09/06	2,000	2,001,890
Wal-Mart Stores, Inc. Corporate Bonds
5.450%, 08/01/06	2,300	2,417,132
Wells Fargo & Co.
7.250%, 08/24/05	1,700	1,777,486
5.900%, 05/21/06	600	633,490
TOTAL BONDS (Cost $20,792,103)		20,823,359

TOTAL — UNITED STATES (Cost $58,065,982)		57,842,601

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (18.2%)
BONDS — (18.2%)
European Bank For Reconstruction & Development
5.375%, 06/15/06	2,300	2,413,330
European Investment Bank
3.000%, 08/15/06	2,300	2,320,203
Inter-American Development Bank
6.125%, 03/08/06	2,200	2,321,566
International Finance Corp.
5.250%, 05/02/06	2,900	3,022,783
Nordic Investment Bank
2.750%, 01/11/06	2,300	2,310,207
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 03/28/06	2,300	2,394,385
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $14,774,945)		14,782,474

CANADA — (4.0%)
BONDS — (4.0%)
Export Development Corp.
2.750%, 12/12/05	800	805,830
Ontario, Province of
6.000%, 02/21/06	2,300	2,415,400
TOTAL — CANADA (Cost $3,252,902)		3,221,230

NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans ASA
5.750%, 06/06/06	2,300	2,421,721
(Cost $2,413,261)

FINLAND — (2.6%)
BONDS — (2.6%)
Republic of Finland
5.875%, 02/27/06	2,000	2,102,954
(Cost $2,119,952)

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $645,000 FHLMC Notes 2.00%, 02/23/06, valued at $641,775) to be repurchased at $629,024	629	629,000
(Cost $629,000)

TOTAL INVESTMENTS - (100.0%) (Cost $81,256,042)††		$80,999,980

†              See Security Valuation Note

††                                    The cost for federal income tax purposes is $81,256,042.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS

August 31, 2004

(Unaudited)

	Face Amount	Value †
	(000)

AGENCY OBLIGATIONS — (99.1%)
Federal Farm Credit Bank
2.500%, 03/15/06	$23,000	$23,030,912
2.600%, 05/19/06	16,000	16,024,160
Federal Home Loan Bank
2.000%, 02/13/06	700	696,402
2.375%, 02/15/06	4,000	4,000,516
5.125%, 03/06/06	350	364,380
2.250%, 05/15/06	1,500	1,495,401
1.875%, 06/15/06	21,000	20,774,670
2.875%, 08/15/06	6,000	6,026,070
TOTAL AGENCY OBLIGATIONS (Cost $72,538,767)		72,412,511

TEMPORARY CASH INVESTMENTS — (0.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $707,000 FHLMC Notes 2.00%, 02/23/06, valued at $703,465) to be repurchased at $690,026	690	690,000
(Cost $690,000)

TOTAL INVESTMENTS - (100.0%) (Cost $73,228,767)††		$73,102,511

†                                          See Security Valuation Note.

††                                    The cost for federal income tax purposes is $73,228,767.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL EQUITY PORTFOLIO

August 31, 2004

(Unaudited)

Value †
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (24.9%) (Cost $32,172,107)	$32,325,284

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (24.9%) (1,931,567 Shares, Cost $32,562,622)	32,334,435

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (17.8%) (1,682,231 Shares, Cost $24,467,751)	23,298,896

Investment in The DFA International Value Series of The DFA Investment Trust Company (10.0%) (924,770 Shares, Cost $12,837,065)	12,965,277

Investment in The Japanese Small Company Series of The DFA Investment Trust Company (2.7%) (Cost $3,276,022)	3,486,763

Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (1.3%) (Cost $1,703,633)	1,686,260

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (2.0%) (Cost $2,558,741)	2,576,180

Investment in The Continental Small Company Series of The DFA Investment Trust Company (4.0%) (Cost $5,180,574)	5,209,999

Investment in The Emerging Markets Series of The DFA Investment Trust Company (2.0%) (Cost $2,449,295)	2,597,441

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company (1.0%) (Cost $1,258,483)	1,305,032

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (2.0%) (125,672 Shares, Cost $2,389,465)	2,642,872

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (5.0%) (416,639 Shares, Cost $6,564,270)	6,466,239

Investment in Dimensional Emerging Markets Value Fund Inc. (2.0%) (114,667 Shares, Cost $2,529,579)	2,612,105

	Face Amount
	(000)
Temporary Cash Investments (0.40%) Repurchase Agreement, PNC Capital Markets Inc. 1.37%, 09/01/04 (Collateralized by $458,000 FHLMC Notes 2.00%, 02/23/06, valued at $455,710) to be repurchased at $447,017 (Cost $447,000)	$447	447,000

Total Investments (100%) (Cost $130,396,607)††		$129,953,783

††  The cost for federal income tax purposes is $130,501,722.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 60/40 PORTFOLIO

August 31, 2004

(Unaudited)

Value †
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (14.9%) (Cost $9,990,856)	$10,046,866

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (14.9%) (600,341 Shares, Cost $10,109,701)	10,049,715

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (10.8%) (522,728 Shares, Cost $7,544,811)	7,239,778

Investment in The DFA International Value Series of The DFA Investment Trust Company (6.0%) (286,939 Shares, Cost $3,988,638)	4,022,885

Investment in The Japanese Small Company Series of The DFA Investment Trust Company (1.6%) (Cost $1,032,405)	1,082,238

Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (0.8%) (Cost $525,805)	523,705

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (1.2%) (Cost $795,179)	800,573

Investment in The Continental Small Company Series of The DFA Investment Trust Company (2.4%) (Cost $1,607,167)	1,616,702

Investment in The Emerging Markets Series of The DFA Investment Trust Company (1.2%) (Cost $763,884)	806,360

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company (0.6%) (Cost $390,843)	405,489

Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (19.9%) (1,331,718 Shares, Cost $13,359,165)	13,383,764

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (1.2%) (38,596 Shares, Cost $737,669)	811,677

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (3.0%) (129,278 Shares, Cost $2,032,401)	2,006,389

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (20.0%) (1,267,334 Shares, Cost $13,287,467)	13,421,069

Investment in Dimensional Emerging Markets Value Fund Inc. (1.2%) (35,598 Shares, Cost $788,128)	810,914

	Face Amount
	(000)
Temporary Cash Investments (0.3%) Repurchase Agreement, PNC Capital Markets Inc. 1.37%, 09/01/04 (Collateralized by $211,000 FHLMC Notes 2.00%, 02/23/06, valued at $209,945) to be repurchased at $206,008 (Cost $206,000)	$206	206,000

Total Investments (100%) (Cost $67,160,119)††		$67,234,124

††  The cost for federal income tax purposes is $67,161,258.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

GLOBAL 25/75 PORTFOLIO

August 31, 2004

(Unaudited)

Value †
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (6.2%) (Cost $1,362,892)	$1,370,541

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (6.2%) (81,724 Shares, Cost $1,369,992)	1,368,055

Investment in The U.S. Small Cap Series of The DFA Investment Trust Company (4.5%) (70,934 Shares, Cost $1,015,332)	982,433

Investment in The DFA International Value Series of The DFA Investment Trust Company (2.5%) (39,349 Shares, Cost $544,743)	551,669

Investment in The Japanese Small Company Series of The DFA Investment Trust Company (0.7%) (Cost $142,318)	149,102

Investment in The Pacific Rim Small Company Series of The DFA Investment Trust Company (0.3%) (Cost $71,391)	71,643

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company (0.5%) (Cost $109,671)	110,419

Investment in The Continental Small Company Series of The DFA Investment Trust Company (1.0%) (Cost $219,295)	220,364

Investment in The Emerging Markets Series of The DFA Investment Trust Company (0.5%) (Cost $105,295)	111,063

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company (0.3%) (Cost $53,924)	55,961

Investment in The DFA Two-Year Global Fixed Income Series of The DFA Investment Trust Company (37.5%) (819,089 Shares, Cost $8,212,206)	8,231,848

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc. (0.5%) (5,307 Shares, Cost $101,100)	111,611

Investment in the Large Cap International Portfolio of DFA Investment Dimensions Group Inc. (1.3%) (17,763 Shares, Cost $278,029)	275,680

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc. (37.5%) (778,762 Shares, Cost $8,149,075)	8,247,093

Investment in Dimensional Emerging Markets Value Fund Inc. (0.5%) (4,912 Shares, Cost $108,145)	111,906

	Face Amount
	(000)
Temporary Cash Investments (0%) Repurchase Agreement, PNC Capital Markets Inc. 1.37%, 09/01/04 (Collateralized by $12,000 FHLMC Notes 2.00%, 02/23/06, valued at $11,940) to be repurchased at $8,000 (Cost $8,000)	$8	8,000

Total Investments (100%) (Cost $21,851,408)††		$21,977,388

††  The cost for federal income tax purposes is $21,861,366.

Organizational Note

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund consists of seventeen investment portfolios, of which two are stand-alone funds.  Twelve are “feeder” funds in a master-feeder structure, and three are “fund-of-funds”.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

Shares of the Master Funds held by the portfolios are valued at the respective net asset value of the Master Fund, except for the U.S. Large Company Institutional Index Portfolio, Tax-Managed U.S. Marketwide Value Portfolio II, and Emerging Markets Portfolio II which each invests in funds that are organized as partnerships for federal income tax purposes.  Their investment reflects the portfolio’s proportionate interest in the net assets of its master fund.

The shares of the Master Funds held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the “Global Funds”) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes.  The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships.

Securities held by the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.9%)
	3M Co.	243,900	$20,087,604
	Abbott Laboratories	486,300	20,273,847
	Ace, Ltd.	88,300	3,403,965
*	ADC Telecommunications, Inc.	252,200	539,708
#	Adobe Systems, Inc.	74,400	3,412,728
* #	Advanced Micro Devices, Inc.	110,200	1,259,586
*	AES Corp.	198,700	2,004,883
	Aetna, Inc.	47,500	4,400,875
* #	Affiliated Computer Services, Inc. Class A	42,400	2,303,592
	AFLAC, Inc.	158,600	6,359,860
*	Agilent Technologies, Inc.	150,100	3,077,050
	Air Products & Chemicals, Inc.	70,900	3,713,742
	Alberto-Culver Co. Class B	28,300	1,366,607
#	Albertson’s, Inc.	114,700	2,819,326
#	Alcoa, Inc.	271,100	8,778,218
* #	Allegheny Energy, Inc.	39,600	581,724
	Allegheny Technologies, Inc.	28,900	543,609
	Allergan, Inc.	40,900	3,053,185
* #	Allied Waste Industries, Inc.	98,900	1,012,736
#	Allstate Corp.	219,100	10,343,711
	Alltel Corp.	96,100	5,251,865
*	Altera Corp.	116,700	2,207,964
#	Altria Group, Inc.	639,500	31,303,525
#	Ambac Financial Group, Inc.	33,800	2,551,900
	Amerada Hess Corp.	28,000	2,254,000
	Ameren Corp.	60,000	2,807,400
	American Electric Power Co., Inc.	123,400	4,038,882
	American Express Co.	398,400	19,927,968
	American International Group, Inc.	813,300	57,939,492
#	American Power Conversion Corp.	62,400	1,048,320
*	American Standard Companies, Inc.	67,100	2,523,631
	AmerisourceBergen Corp.	35,000	1,893,500
* #	Amgen, Inc.	396,500	23,508,485
	AmSouth Bancorporation	109,800	2,860,290
	Anadarko Petroleum Corp.	78,500	4,648,770
	Analog Devices, Inc.	117,200	4,069,184
* #	Andrew Corp.	50,100	555,609
	Anheuser-Busch Companies, Inc.	250,800	13,242,240
* #	Anthem, Inc.	43,100	3,501,444
	AON Corp.	98,300	2,550,885
	Apache Corp.	101,400	4,531,566

#	Apartment Investment & Management Co. Class A	29,200	1,036,600
* #	Apollo Group, Inc. (Class A)	55,100	4,297,800
*	Apple Computer, Inc.	118,500	4,087,065
	Applera Corporation - Applied Biosystems Group	62,900	1,197,616
*	Applied Materials, Inc.	525,700	8,353,373
*	Applied Micro Circuits Corp.	97,200	325,620
	Archer-Daniels Midland Co.	202,700	3,237,119
	Ashland, Inc.	21,900	1,126,317
	AT&T Corp.	247,500	3,658,050
*	AT&T Wireless Services, Inc.	850,400	12,432,848
	Autodesk, Inc.	35,400	1,572,114
	Automatic Data Processing, Inc.	184,100	7,321,657
*	AutoNation, Inc.	83,400	1,371,096
*	Autozone, Inc.	25,900	1,918,154
*	Avaya, Inc.	138,300	1,676,196
	Avery Dennison Corp.	34,500	2,144,175
	Avon Products, Inc.	147,000	6,494,460
	B B & T Corp.	175,000	6,998,250
	Baker Hughes, Inc.	103,900	4,086,387
	Ball Corp.	35,000	1,306,900
	Bank of America Corp.	1,271,400	57,187,572
	Bank of New York Co., Inc.	242,400	7,223,520
	Bard (C.R.), Inc.	32,400	1,817,640
	Bausch & Lomb, Inc.	16,400	1,081,580
	Baxter International, Inc.	191,100	5,836,194
#	Bear Stearns Companies, Inc.	32,700	2,874,984
	Becton Dickinson & Co.	79,000	3,801,480
*	Bed, Bath and Beyond, Inc.	93,700	3,506,254
	Bellsouth Corp.	572,000	15,306,720
	Bemis Co., Inc.	33,300	880,119
#	Best Buy Co., Inc.	101,300	4,712,476
* #	Big Lots, Inc.	35,900	437,621
* #	Biogen Idec, Inc.	105,900	6,283,047
#	Biomet, Inc.	79,300	3,620,045
*	BJ Services, Co.	50,200	2,412,110
	Black & Decker Corp.	24,700	1,702,571
	Block (H.&R.), Inc.	54,600	2,634,996
*	BMC Software, Inc.	69,500	1,040,415
	Boeing Co.	262,800	13,723,416
	Boise Cascade Corp.	27,200	851,088
* #	Boston Scientific Corp.	260,400	9,304,092
	Bristol Myers Squibb Co.	606,300	14,387,499
* #	Broadcom Corp.	97,900	2,657,006
	Brown-Forman Corp. Class B	37,800	1,795,122
	Brunswick Corp.	29,500	1,159,645
	Burlington Northern Santa Fe Corp.	115,600	4,138,480
	Burlington Resources, Inc.	123,700	4,481,651
* #	Calpine Corp.	129,700	443,574
	Campbell Soup Co.	128,200	3,328,072
	Capital One Financial Corp.	74,800	5,068,448
	Cardinal Health, Inc.	134,200	6,065,840

*	Caremark Rx, Inc.	142,600	4,092,620
#	Carnival Corp.	197,300	9,034,367
#	Caterpillar, Inc.	106,600	7,749,820
	Cendant Corp.	318,000	6,878,340
	CenterPoint Energy, Inc.	95,800	1,048,052
	Centex Corp.	38,500	1,762,145
	CenturyTel, Inc.	43,300	1,393,827
	Charter One Financial, Inc.	69,800	3,104,006
#	ChevronTexaco Corp.	333,600	32,526,000
*	Chiron Corp.	58,900	2,496,182
	Chubb Corp.	59,200	4,026,192
* #	CIENA Corp.	177,000	322,140
	CIGNA Corp.	44,000	2,928,640
	Cincinnati Financial Corp.	52,500	2,118,375
#	Cinergy Corp.	56,100	2,270,928
#	Cintas Corp.	53,400	2,189,934
	Circuit City Stores, Inc.	62,000	804,140
*	Cisco Sytems, Inc.	2,108,300	39,551,708
	Citigroup, Inc.	1,612,500	75,110,250
	Citizens Communications Co.	89,600	1,131,648
* #	Citrix Systems, Inc.	53,100	844,821
	Clear Channel Communications, Inc.	191,500	6,417,165
	Clorox Co.	66,100	3,492,724
* #	CMS Energy Corp.	51,000	489,600
	Coca-Cola Co.	759,500	33,957,245
	Coca-Cola Enterprises, Inc.	146,600	3,027,290
	Colgate-Palmolive Co.	165,900	8,958,600
* #	Comcast Corp. Class A	699,200	19,696,464
	Comerica, Inc.	54,000	3,248,100
#	Computer Associates International, Inc.	182,300	4,415,306
*	Computer Sciences Corp.	58,500	2,711,475
*	Compuware Corp.	120,400	545,412
* #	Comverse Technology, Inc.	61,000	1,068,110
	Conagra, Inc.	164,800	4,317,760
	ConocoPhillips	213,800	15,913,134
	Consolidated Edison, Inc.	75,000	3,165,000
	Constellation Energy Group	52,500	2,157,750
*	Convergys Corp.	44,700	621,330
	Cooper Industries, Ltd.	28,700	1,584,814
	Cooper Tire & Rubber Co.	23,000	520,720
	Coors (Adolph) Co. Class B	11,600	794,484
*	Corning, Inc.	427,900	4,330,348
#	Costco Wholesale Corp.	143,100	5,891,427
	Countrywide Financial Corp.	174,200	6,192,810
	Crane Co.	18,500	499,500
	CSX Corp.	66,900	2,112,702
	Cummins, Inc.	13,300	894,957
	CVS Corp.	123,900	4,956,000
	Dana Corp.	46,400	875,568
#	Danaher Corp.	96,000	4,936,320
	Darden Restaurants, Inc.	50,200	1,054,702
	Deere & Co.	77,600	4,909,752

* #	Dell, Inc.	786,700	27,408,628
	Delphi Automotive Systems Corp.	174,700	1,600,252
* #	Delta Air Lines, Inc.	38,800	156,752
	Deluxe Corp.	15,600	666,432
	Devon Energy Corp.	74,800	4,847,788
	Dillards, Inc. Class A	26,000	494,000
#	Disney (Walt) Co.	639,900	14,365,755
	Dollar General Corp.	102,800	2,025,160
	Dominion Resources, Inc.	101,800	6,605,802
	Donnelley (R.R.) & Sons Co.	67,700	2,080,421
#	Dover Corp.	63,400	2,392,082
	Dow Chemical Co.	291,900	12,496,239
	Dow Jones & Co., Inc.	25,500	1,046,775
	DTE Energy Co.	54,100	2,235,412
#	Duke Energy Corp.	285,300	6,316,542
	DuPont (E.I.) de Nemours & Co., Inc.	311,900	13,180,894
* #	Dynegy, Inc.	118,200	515,352
*	E Trade Group, Inc.	113,900	1,341,742
	Eastman Chemical Co.	24,100	1,121,373
	Eastman Kodak Co.	89,400	2,644,452
	Eaton Corp.	47,000	2,836,450
* #	eBay, Inc.	205,000	17,740,700
	Ecolab, Inc.	80,200	2,399,584
	Edison International	101,600	2,731,008
#	El Paso Corp.	199,900	1,635,182
* #	Electronic Arts, Inc.	94,400	4,699,232
#	Electronic Data Systems Corp.	151,000	2,902,220
*	EMC Corp.	762,000	8,206,740
	Emerson Electric Co.	131,500	8,185,875
	Engelhard Corp.	38,700	1,094,049
#	Entergy Corp.	71,800	4,329,540
#	EOG Resources, Inc.	36,300	2,097,051
#	Equifax, Inc.	42,700	1,041,880
#	Equity Office Properties Trust	125,800	3,592,848
	Equity Residential Corp.	87,400	2,830,886
	Exelon Corp.	206,100	7,594,785
* #	Express Scripts, Inc. Class A	24,200	1,529,440
#	Exxon Mobil Corp.	2,039,200	94,007,120
	Family Dollar Stores, Inc.	53,500	1,415,075
	Federal Home Loan Mortgage Corporation	214,700	14,410,664
	Federal National Mortgage Association	302,200	22,498,790
	Federated Department Stores, Inc.	56,100	2,434,740
	Federated Investors, Inc.	33,700	972,245
#	FedEx Corp.	93,100	7,633,269
	Fifth Third Bancorp	175,500	8,741,655
#	First Data Corp.	272,000	11,492,000
#	First Horizon National Corp.	38,700	1,759,689
#	FirstEnergy Corp.	102,800	4,136,672
*	Fiserv, Inc.	60,700	2,111,146
*	Fisher Scientific International, Inc.	35,600	2,028,132
	Fluor Corp.	25,900	1,107,225
	Ford Motor Co.	570,900	8,055,399

*	Forest Laboratories, Inc.	115,300	5,286,505
#	Fortune Brands, Inc.	45,600	3,335,640
#	FPL Group, Inc.	57,500	3,979,000
	Franklin Resources, Inc.	77,800	4,144,406
	Freeport McMoran Copper & Gold, Inc. Class B	55,200	2,077,176
	Gannett Co., Inc.	85,000	7,199,500
#	Gap, Inc.	280,700	5,260,318
*	Gateway, Inc.	116,100	509,679
	General Dynamics Corp.	62,100	6,063,444
	General Electric Co.	3,290,900	107,908,611
#	General Mills, Inc.	117,800	5,566,050
#	General Motors Corp.	176,100	7,274,691
	Genuine Parts Co.	54,300	2,058,513
* #	Genzyme Corp.	70,600	3,812,400
	Georgia-Pacific Corp.	79,500	2,701,410
*	Gilead Sciences, Inc.	66,800	4,617,884
	Gillette Co.	312,900	13,298,250
	Golden West Financial Corp.	47,600	5,151,748
	Goodrich (B.F.) Co.	36,600	1,162,416
* #	Goodyear Tire & Rubber Co.	54,700	600,606
	Grainger (W.W.), Inc.	28,300	1,511,503
#	Great Lakes Chemical Corp.	15,800	412,696
	Guidant Corp.	97,800	5,848,440
	Halliburton Co.	137,200	4,002,124
#	Harley-Davidson, Inc.	92,000	5,613,840
	Harrahs Entertainment, Inc.	35,200	1,696,288
	Hartford Financial Services Group, Inc.	91,000	5,565,560
	Hasbro, Inc.	55,000	1,019,150
	HCA, Inc.	151,400	5,875,834
	Health Management Associates, Inc.	75,800	1,449,296
	Heinz (H.J.) Co.	109,800	4,162,518
* #	Hercules, Inc.	34,300	470,596
#	Hershey Foods Corp.	81,000	3,910,680
	Hewlett-Packard Co.	950,800	17,009,812
#	Hilton Hotels Corp.	119,500	2,133,075
#	Home Depot, Inc.	693,100	25,339,736
	Honeywell International, Inc.	267,900	9,639,042
*	Hospira, Inc.	48,770	1,350,929
*	Humana, Inc.	50,300	955,700
	Huntington Bancshares, Inc.	71,500	1,763,905
#	Illinois Tool Works, Inc.	96,600	8,818,614
	IMS Health, Inc.	73,300	1,710,089
	Ingersoll-Rand Co., Ltd. Class A	54,000	3,510,540
	Intel Corp.	2,016,800	42,937,672
#	International Business Machines Corp.	525,500	44,504,595
	International Flavors & Fragrances, Inc.	29,400	1,132,782
	International Game Technology	108,800	3,138,880
	International Paper Co.	151,400	6,059,028
* #	Interpublic Group of Companies, Inc.	130,600	1,377,830
*	Intuit, Inc.	59,700	2,524,713
#	ITT Industries, Inc.	28,800	2,278,080
*	Jabil Circuit, Inc.	62,600	1,291,438

	Janus Capital Group, Inc.	74,600	1,025,004
* #	JDS Uniphase Corp.	449,100	1,396,701
	Jefferson-Pilot Corp.	43,600	2,088,440
	Johnson & Johnson	925,600	53,777,360
	Johnson Controls, Inc.	59,300	3,338,590
	Jones Apparel Group, Inc.	39,400	1,406,186
	JP Morgan Chase & Co.	1,111,036	43,974,805
	KB Home Corp.	14,600	1,004,042
	Kellogg Co.	128,000	5,373,440
	Kerr-McGee Corp.	46,600	2,459,548
#	KeyCorp	127,900	4,009,665
#	KeySpan Corp.	49,900	1,901,190
	Kimberly Clark Corp.	156,400	10,431,880
	Kinder Morgan, Inc.	38,700	2,341,350
* #	King Pharmaceuticals, Inc.	75,200	936,992
*	KLA-Tencor Corp.	61,200	2,286,432
	Knight Ridder, Inc.	24,500	1,578,535
* #	Kohls Corp.	106,300	5,259,724
*	Kroger Co.	231,500	3,826,695
	Leggett and Platt, Inc.	59,800	1,608,022
	Lehman Brothers Holdings, Inc.	86,300	6,376,707
*	Lexmark International Group, Inc.	40,500	3,582,225
	Lilly (Eli) & Co.	352,200	22,347,090
#	Limited Brands, Inc.	146,900	2,949,752
	Lincoln National Corp.	55,500	2,514,150
	Linear Technology Corp.	96,500	3,451,805
	Liz Claiborne, Inc.	34,600	1,317,222
#	Lockheed Martin Corp.	139,900	7,523,822
	Loews Corp.	57,900	3,288,720
	Louisiana-Pacific Corp.	33,900	835,974
#	Lowe’s Companies, Inc.	245,100	12,181,470
*	LSI Logic Corp.	119,100	575,253
*	Lucent Technologies, Inc.	1,336,300	4,182,619
	M & T Bank Corp.	37,000	3,514,260
	Manor Care, Inc.	27,700	849,559
	Marathon Oil Corp.	107,700	3,906,279
	Marriott International, Inc. Class A	70,500	3,345,225
	Marsh & McLennan Co., Inc.	163,200	7,293,408
	Marshall & Isley Corp.	69,300	2,777,544
	Masco Corp.	136,600	4,388,958
#	Mattel, Inc.	131,700	2,119,053
#	Maxim Integrated Products, Inc.	100,500	4,364,715
	May Department Stores Co.	90,700	2,223,057
	Maytag Corp.	24,500	495,635
	MBIA, Inc.	45,000	2,577,150
	MBNA Corp.	398,500	9,619,790
	McCormick & Co., Inc.	42,800	1,435,940
#	McDonalds Corp.	392,600	10,608,052
	McGraw-Hill Companies, Inc.	59,400	4,498,362
	McKesson Corp.	91,300	2,825,735
	MeadWestavco Corp.	62,700	1,890,405
*	Medco Health Solutions, Inc.	84,500	2,638,935

* #	Medimmune, Inc.	77,600	1,852,312
	Medtronic, Inc.	378,100	18,810,475
	Mellon Financial Corp.	132,400	3,821,064
	Merck & Co., Inc.	692,900	31,159,713
*	Mercury Interactive Corp.	28,700	990,437
	Meredith Corp.	15,700	786,256
#	Merrill Lynch & Co., Inc.	299,600	15,300,572
	MetLife, Inc.	235,700	8,779,825
	MGIC Investment Corp.	30,700	2,095,889
* #	Micron Technology, Inc.	190,400	2,191,504
	Microsoft Corp.	3,365,900	91,889,070
*	Millipore Corp.	15,400	774,620
	Molex, Inc.	59,100	1,706,217
	Monsanto Co.	82,900	3,034,140
*	Monster Worldwide, Inc.	36,500	738,395
	Moody’s Corp.	46,700	3,201,752
	Morgan Stanley Dean Witter & Co.	342,700	17,385,171
#	Motorola, Inc.	730,900	11,804,035
#	Mylan Laboratories, Inc.	83,700	1,458,054
*	Nabors Industries, Ltd.	46,300	2,041,830
	National City Corp.	193,700	7,319,923
*	National Semiconductor Corp.	111,900	1,491,627
*	Navistar International Corp.	21,800	780,004
*	NCR Corp.	29,500	1,303,015
* #	Network Appliance Corp.	108,400	2,175,588
	New York Times Class A	46,400	1,884,768
	Newell Rubbermaid, Inc.	85,600	1,842,968
#	Newmont Mining Corp.	138,100	6,130,259
*	Nextel Communications Corp. Class A	346,000	8,023,740
	Nicor, Inc.	13,700	491,145
#	Nike, Inc. Class B	82,300	6,198,013
	NiSource, Inc.	82,100	1,707,680
*	Noble Corp.	41,900	1,685,218
#	Nordstrom, Inc.	43,400	1,611,442
	Norfolk Southern Corp.	122,200	3,470,480
#	North Fork Bancorporation, Inc.	53,900	2,260,566
	Northern Trust Corp.	68,800	2,961,840
	Northrop Grumman Corp.	112,000	5,784,800
*	Novell, Inc.	120,600	711,540
*	Novellus Systems, Inc.	46,100	1,126,223
	Nucor Corp.	24,600	1,925,934
*	Nvidia Corp.	51,700	644,182
#	Occidental Petroleum Corp.	122,000	6,301,300
* #	Office Depot, Inc.	97,600	1,562,576
	Omnicom Group, Inc.	58,900	4,052,909
*	Oracle Systems Corp.	1,619,800	16,149,406
	Paccar, Inc.	54,600	3,286,374
*	Pactiv Corp.	47,800	1,130,470
#	Pall Corp.	39,000	950,040
*	Parametric Technology Corp.	83,600	407,132
	Parker-Hannifin Corp.	37,300	2,028,001
	Paychex, Inc.	117,700	3,492,159

	Penney (J.C.) Co., Inc.	88,000	3,372,160
	Peoples Energy Corp.	11,700	486,135
*	Peoplesoft, Inc.	113,800	1,980,120
	Pepsi Bottling Group, Inc.	80,300	2,151,237
	Pepsico, Inc.	532,300	26,615,000
	PerkinElmer, Inc.	39,800	695,704
	Pfizer, Inc.	2,379,300	77,731,731
*	PG&E Corp. (Holding Co.)	130,700	3,815,133
	Phelps Dodge Corp.	29,200	2,381,552
	Pinnacle West Capital Corp.	28,500	1,202,985
#	Pitney Bowes, Inc.	72,100	3,140,676
	Plum Creek Timber Co., Inc.	57,100	1,886,584
* #	PMC Sierra, Inc.	55,100	514,634
	PNC Financial Services Group	87,900	4,717,593
*	Power-One, Inc.	26,000	195,260
	PPG Industries, Inc.	53,400	3,191,718
	PPL Corp.	55,300	2,644,999
#	Praxair, Inc.	101,400	4,114,812
	Principal Financial Group, Inc.	99,500	3,453,645
	Procter & Gamble Co.	803,800	44,988,686
	Progress Energy, Inc.	76,900	3,375,141
	Progressive Corp.	67,700	5,436,310
#	ProLogis	56,500	2,042,475
*	Providian Financial Corp.	90,800	1,311,152
#	Prudential Financial, Inc.	164,000	7,573,520
	Public Service Enterprise Group, Inc.	73,700	3,120,458
	Pulte Homes Inc.	39,500	2,328,525
* #	Q Logic Corp.	29,100	759,801
#	Qualcomm, Inc.	505,200	19,222,860
	Quest Diagnostics, Inc.	32,300	2,764,880
*	Qwest Communications International, Inc.	556,400	1,607,996
	Radioshack Corp.	50,100	1,349,694
	Raytheon Co.	139,600	4,848,308
#	Reebok International, Ltd.	18,700	635,239
#	Regions Financial Corp.	143,646	4,638,329
	Reynolds American, Inc.	26,600	2,008,300
	Robert Half International, Inc.	53,400	1,308,300
	Rockwell Collins, Inc.	55,300	1,901,767
	Rockwell International Corp.	58,000	2,262,000
	Rohm & Haas Co.	69,900	2,833,047
*	Rowan Companies, Inc.	33,000	802,560
#	Ryder System, Inc.	20,300	889,343
	Sabre Holdings Corp.	43,400	998,200
	Safeco Corp.	43,400	2,090,578
*	Safeway, Inc.	139,200	2,811,840
*	Saint Jude Medical, Inc.	54,900	3,692,025
#	Saint Paul Companies, Inc.	208,000	7,215,520
*	Sanmina Corp.	162,400	1,123,808
	Sara Lee Corp.	246,400	5,452,832
	SBC Communications, Inc.	1,032,700	26,633,333
	Schering-Plough Corp.	458,900	8,471,294
	Schlumberger, Ltd.	183,600	11,346,480

#	Schwab (Charles) Corp.	425,600	4,021,920
	Scientific-Atlanta, Inc.	47,800	1,302,072
*	Sealed Air Corp.	26,300	1,291,856
#	Sears, Roebuck & Co.	66,300	2,537,964
	Sempra Energy	71,600	2,588,340
#	Sherwin-Williams Co.	44,600	1,841,980
*	Siebel Systems, Inc.	156,700	1,192,487
#	Sigma-Aldrich Corp.	21,600	1,237,464
#	Simon Property Group, Inc.	64,900	3,631,155
	SLM Corp.	136,900	5,341,838
	Snap-On, Inc.	18,200	578,214
*	Solectron Corp.	299,900	1,547,484
	Southern Co.	229,900	6,977,465
	SouthTrust Corp.	102,800	4,250,780
#	Southwest Airlines Co.	246,300	3,650,166
	Sovereign Bancorp, Inc.	106,800	2,334,648
	Sprint Corp.	444,700	8,751,696
#	Stanley Works	25,500	1,103,130
#	Staples, Inc.	155,100	4,448,268
*	Starbucks Corp.	123,500	5,340,140
	Starwood Hotels and Resorts Worldwide, Inc.	64,500	2,850,900
	State Street Corp.	104,600	4,721,644
	Stryker Corp.	124,800	5,653,440
* #	Sun Microsystems, Inc.	1,037,100	3,982,464
*	Sungard Data Systems, Inc.	90,500	2,081,500
	Sunoco, Inc.	23,600	1,451,400
#	Suntrust Banks, Inc.	88,100	5,999,610
	Supervalu, Inc.	41,900	1,104,484
* #	Symantec Corp.	97,100	4,656,916
	Symbol Technologies, Inc.	73,100	942,990
	Synovus Financial Corp.	95,000	2,413,000
#	Sysco Corp.	199,400	6,408,716
	T. Rowe Price Group, Inc.	39,500	1,956,435
#	Target Corp.	284,800	12,696,384
#	Teco Energy, Inc.	58,600	777,036
	Tektronix, Inc.	26,400	754,248
*	Tellabs, Inc.	129,600	1,175,472
	Temple-Inland, Inc.	17,300	1,181,244
* #	Tenet Healthcare Corp.	145,000	1,510,900
*	Teradyne, Inc.	60,500	778,635
#	Texas Instruments, Inc.	539,800	10,547,692
	Textron, Inc.	43,000	2,730,070
#	The Goldman Sachs Group, Inc.	150,500	13,492,325
*	Thermo-Electron Corp.	51,600	1,355,532
	Thomas & Betts Corp.	18,200	447,720
	Tiffany & Co.	45,700	1,414,415
*	Time Warner, Inc.	1,421,700	23,244,795
	TJX Companies, Inc.	154,300	3,264,988
	Torchmark Corp.	34,700	1,786,356
*	Toys R Us, Inc.	66,600	1,081,584
* #	Transocean, Inc.	100,000	3,070,000
	Tribune Co.	102,200	4,266,850

	TXU Corp.	94,800	3,946,524
#	Tyco International, Ltd.	625,300	19,584,396
	U.S. Bancorp	591,000	17,434,500
#	Union Pacific Corp.	80,700	4,608,777
*	Unisys Corp.	103,900	1,043,156
	United Parcel Service, Inc.	351,500	25,677,075
	United States Steel Corp.	35,300	1,302,923
	United Technologies Corp.	160,300	15,053,773
	Unitedhealth Group, Inc.	208,200	13,768,266
* #	Univision Communications, Inc. Class A	100,800	3,326,400
	Unocal Corp.	82,200	3,069,348
#	UnumProvident Corp.	92,400	1,495,032
#	UST, Inc.	51,700	2,074,204
	Valero Energy Corp.	40,100	2,647,803
*	Veritas Software Co.	133,300	2,228,776
	Verizon Communications, Inc.	863,800	33,904,150
#	VF Corp.	34,300	1,692,362
#	Viacom, Inc. Class B	540,200	17,994,062
#	Visteon Corp.	40,400	376,932
#	Vulcan Materials Co.	31,700	1,511,139
#	Wachovia Corp.	410,000	19,233,100
	Walgreen Co.	319,500	11,645,775
	Wal-Mart Stores, Inc.	1,337,300	70,435,591
	Washington Mutual, Inc.	269,700	10,472,451
#	Waste Management, Inc.	181,000	5,029,990
*	Waters Corp.	37,300	1,615,463
*	Watson Pharmaceuticals, Inc.	33,900	933,606
*	Wellpoint Health Networks, Inc.	48,400	4,751,912
	Wells Fargo & Co.	526,200	30,914,250
	Wendy’s International, Inc.	35,600	1,223,572
#	Weyerhaeuser Co.	75,200	4,700,752
	Whirlpool Corp.	21,500	1,314,510
	Williams Companies, Inc.	162,100	1,927,369
#	Winn-Dixie Stores, Inc.	44,200	184,314
	Worthington Industries, Inc.	26,900	547,415
	Wrigley (Wm.) Jr. Co.	70,100	4,348,303
	Wyeth	415,800	15,205,806
#	XCEL Energy, Inc.	124,400	2,195,660
* #	Xerox Corp.	249,500	3,350,785
	Xilinx, Inc.	108,200	2,967,926
#	XL Capital, Ltd.	43,100	3,025,620
* #	Yahoo!, Inc.	419,900	11,971,349
#	Yum! Brands, Inc.	90,200	3,581,842
*	Zimmer Holdings, Inc.	76,100	5,425,930
#	Zions Bancorp.	28,000	1,743,840
TOTAL COMMON STOCKS
(Cost $2,596,173,363)			3,215,543,575

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (13.1%)
Repurchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $449,188,000 U.S. Treasury Obligations, rates ranging from 2.00% to 4.25%, maturities ranging from 02/15/09 to 08/15/14, valued at $453,206,827) to be repurchased at $447,951,314 (Cost $447,932,152) ^	$447,932	447,932,152

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $38,903,000 FHLMC Notes 2.00%, 02/23/06, valued at $38,708,485) to be repurchased at $37,993,446 (Cost $37,992,000)	37,992	37,992,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $485,924,152)		485,924,152

TOTAL INVESTMENTS - (100.0%)
(Cost $3,082,097,515)††		$3,701,467,727

†                                          See Security Valuation Note.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

^                                          Security purchased with cash proceeds from securities on loan.

††                                    The cost for federal income tax purposes is $3,244,296,044.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (90.5%)
*	3COM Corp.	918,000	$4,140,180
	A. G. Edwards, Inc.	199,100	6,924,698
* #	Advanced Micro Devices, Inc.	504,800	5,769,864
	Aetna, Inc.	539,626	49,996,349
*	Agere Systems, Inc. Class A	8,652	10,469
*	Agere Systems, Inc. Class B	212,364	252,713
#	Albertson’s, Inc.	538,100	13,226,498
*	Allegheny Corp.	17,934	4,663,019
	Alliant Energy Corp.	212,900	5,533,271
* #	Allied Waste Industries, Inc.	312,900	3,204,096
*	Allmerica Financial Corp.	129,700	3,761,300
	Allstate Corp.	1,791,600	84,581,436
#	Ambac Financial Group, Inc.	23,200	1,751,600
	Amerada Hess Corp.	197,032	15,861,076
	American Financial Group, Inc.	177,400	5,224,430
	American National Insurance Co.	57,800	5,491,000
* #	American Tower Corp.	336,000	5,003,040
*	Americredit Corp.	395,300	8,265,723
	Anadarko Petroleum Corp.	627,078	37,135,559
*	Andrew Corp.	205,100	2,274,559
	Apache Corp.	129,990	5,809,253
*	Apple Computer, Inc.	149,300	5,149,357
*	Applied Micro Circuits Corp.	213,200	714,220
	Archer-Daniels Midland Co.	2,475,260	39,529,902
* #	Arrow Electronics, Inc.	308,200	6,669,448
	Ashland, Inc.	297,600	15,305,568
	Astoria Financial Corp.	40,500	1,471,770
	AT&T Corp.	2,024,480	29,921,814
*	AT&T Wireless Services, Inc.	5,388,737	78,783,335
*	AutoNation, Inc.	2,057,600	33,826,944
*	Avnet, Inc.	294,400	4,675,072
	AVX Corp.	164,800	1,908,384
	Bank of Hawaii Corp.	327,500	15,549,700
*	Barnes & Noble, Inc.	22,200	767,232
	Bausch & Lomb, Inc.	5,800	382,510
#	Bear Stearns Companies, Inc.	373,770	32,861,858
	Belo Corp. Class A	324,200	7,437,148
* #	Big Lots, Inc.	253,500	3,090,165
#	Blockbuster, Inc. Class A	83,900	673,717
	Boise Cascade Corp.	213,400	6,677,286
	Borders Group, Inc.	34,000	812,600
	Borg-Warner, Inc.	201,600	9,019,584

#	Bowater, Inc.	168,400	6,050,612
	Burlington Northern Santa Fe Corp.	1,283,000	45,931,400
*	Caesars Entertainment, Inc.	845,900	13,069,155
*	Cavco Industries, Inc.	11,450	436,474
	Cendant Corp.	311,800	6,744,234
* #	CheckFree Corp.	56,200	1,531,450
	Chubb Corp.	423,000	28,768,230
*	CIENA Corp.	164,600	299,572
	Cincinnati Financial Corp.	579,159	23,369,066
	Circuit City Stores, Inc.	531,900	6,898,743
	Clear Channel Communications, Inc.	1,566,466	52,492,276
* #	CNA Financial Corp.	635,600	15,317,960
	Coca-Cola Enterprises, Inc.	1,785,400	36,868,510
* #	Comcast Corp. Class A	2,536,166	71,443,796
* #	Comcast Corp. Special Class A Non-Voting	927,100	25,727,025
	Commerce Group, Inc.	93,100	4,464,145
	Commercial Federal Corp.	98,900	2,697,003
*	Compuware Corp.	864,930	3,918,133
* #	Comverse Technology, Inc.	111,500	1,952,365
	ConocoPhillips	220,400	16,404,372
*	Corning, Inc.	998,300	10,102,796
	Countrywide Financial Corp.	1,639,998	58,301,929
*	Cox Communications, Inc.	1,521,400	49,993,204
* #	Crown Castle International Corp.	468,900	6,709,959
	CSX Corp.	577,800	18,246,924
	Cummins, Inc.	143,100	9,629,199
	Curtiss-Wright Corp-Cl B W/I	27,130	1,399,908
	Dana Corp.	510,700	9,636,909
* #	Delta Air Lines, Inc.	402,500	1,626,100
#	Diamond Offshore Drilling, Inc.	313,641	7,972,754
	Dillards, Inc. Class A	197,800	3,758,200
#	Disney (Walt) Co.	906,600	20,353,170
	Eastman Chemical Co.	108,200	5,034,546
#	Electronic Data Systems Corp.	1,070,800	20,580,776
	Federated Department Stores, Inc.	618,200	26,829,880
	First American Financial Corp.	215,700	6,248,829
	First Citizens Bancshares, Inc.	10,300	1,205,203
	Florida East Coast Industries, Inc.	68,139	2,726,923
	Foot Locker, Inc.	175,000	3,914,750
	Ford Motor Co.	4,488,000	63,325,680
*	Fox Entertainment Group, Inc. Class A	21,900	594,366
#	General Motors Corp.	1,446,700	59,763,177
	Georgia-Pacific Corp.	684,200	23,249,116
* #	Goodyear Tire & Rubber Co.	203,900	2,238,822
	Harris Corp.	151,400	7,291,424
	Hartford Financial Services Group, Inc.	743,800	45,490,808
	Hearst-Argyle Television, Inc.	238,600	5,786,050
	Helmerich & Payne, Inc.	146,800	3,796,248
	Hewlett-Packard Co.	155,100	2,774,739
	Hibernia Corp.	274,500	7,370,325
	Hollinger International, Inc. Class A	257,600	4,404,960
	Horton (D.R.), Inc.	818,872	25,335,900

*	Human Genome Sciences, Inc.	23,900	257,403
*	Humana, Inc.	618,900	11,759,100
* #	IAC/InteractiveCorp	1,623,700	37,036,597
	Ikon Office Solutions, Inc.	200,300	2,259,384
	Independence Community Bank Corp.	12,500	490,500
*	Ingram Micro, Inc.	386,900	5,733,858
*	Instinet Group, Inc.	15,200	75,088
	International Paper Co.	1,215,775	48,655,315
	Intersil Corp.	222,600	3,879,918
*	Invitrogen Corp.	100,100	4,954,950
	Janus Capital Group, Inc.	147,400	2,025,276
*	JDS Uniphase Corp.	1,095,700	3,407,627
	JP Morgan Chase & Co.	2,244,400	88,833,352
	Kerr-McGee Corp.	279,526	14,753,382
	KeyCorp	941,600	29,519,160
#	Kraft Foods, Inc.	312,800	9,784,384
* #	Labranche & Co., Inc.	19,700	161,540
	LaFarge North America, Inc.	257,500	11,538,575
#	Lear Corp.	160,900	8,669,292
	Lehman Brothers Holdings, Inc.	227,800	16,832,142
* #	Level 3 Communications, Inc.	195,500	512,210
*	Liberty Media Corp.	6,996,100	62,335,251
*	Liberty Media International, Inc. Series A	313,805	10,606,609
	Lincoln National Corp.	468,500	21,223,050
	Loews Corp.	636,800	36,170,240
	Louisiana-Pacific Corp.	224,500	5,536,170
*	LSI Logic Corp.	973,900	4,703,937
	Lubrizol Corp.	182,000	6,488,300
*	Lucent Technologies, Inc.	1,193,800	3,736,594
	Lyondell Chemical Co.	447,200	8,805,368
#	Manulife Financial Corp.	275,785	11,425,773
	Marathon Oil Corp.	961,450	34,871,791
	May Department Stores Co.	307,500	7,536,825
	MBIA, Inc.	349,050	19,990,094
	MeadWestavco Corp.	758,431	22,866,695
*	Medco Health Solutions, Inc.	319,800	9,987,354
	MetLife, Inc.	1,927,400	71,795,650
*	Metro-Goldwyn-Mayer, Inc.	288,500	3,288,900
	MGIC Investment Corp.	116,900	7,980,763
*	MGM Grand, Inc.	390,100	16,126,734
* #	Micron Technology, Inc.	1,352,000	15,561,520
*	Millennium Pharmaceuticals, Inc.	545,800	6,489,562
	Nationwide Financial Services, Inc.	145,900	5,075,861
	New York Community Bancorp Inc.	63,200	1,349,320
	Norfolk Southern Corp.	1,537,600	43,667,840
	Northrop Grumman Corp.	908,242	46,910,699
	Nucor Corp.	15,000	1,174,350
#	Occidental Petroleum Corp.	650,800	33,613,820
#	Odyssey Re Holdings Corp.	50,500	1,107,970
	Old Republic International Corp.	501,412	11,808,253
	Overseas Shipholding Group, Inc.	62,400	2,683,200
* #	Owens-Illinois, Inc.	314,400	5,046,120

*	Pacificare Health Systems, Inc.	146,900	4,790,409
#	Peabody Energy Corp.	54,600	2,911,272
	Penney (J.C.) Co., Inc.	1,120,000	42,918,400
	PepsiAmericas, Inc.	192,000	3,809,280
	Phelps Dodge Corp.	287,085	23,414,653
	PMI Group, Inc.	238,000	9,884,140
	Pogo Producing Co.	159,700	7,023,606
* #	Pride International, Inc.	348,000	6,389,280
	Principal Financial Group, Inc.	796,100	27,632,631
	Protective Life Corp.	163,800	6,409,494
* #	Providian Financial Corp.	483,100	6,975,964
	Pulte Homes Inc.	248,400	14,643,180
	Questar Corp.	251,000	10,210,680
*	Qwest Communications International, Inc.	2,000,600	5,781,734
#	Radian Group, Inc.	222,900	9,874,470
*	Radio One, Inc.	55,000	861,795
	Raytheon Co.	1,311,300	45,541,449
#	Reinsurance Group of America, Inc.	140,200	5,586,970
#	Reynolds American, Inc.	251,326	18,975,113
*	Rite Aid Corp.	969,800	4,267,120
#	Ryder System, Inc.	275,400	12,065,274
	Safeco Corp.	486,400	23,429,888
	Saint Paul Companies, Inc.	695,326	24,120,859
	Saks, Inc.	743,200	8,829,216
*	Sanmina Corp.	1,146,500	7,933,780
	SBC Communications, Inc.	430,200	11,094,858
#	Sears, Roebuck & Co.	552,600	21,153,528
*	Service Corp. International	237,100	1,424,971
*	Smithfield Foods, Inc.	68,400	1,757,880
*	Smurfit-Stone Container Corp.	617,026	10,946,041
*	Solectron Corp.	1,155,300	5,961,348
	Sovereign Bancorp, Inc.	781,020	17,073,097
	Sprint Corp.	2,161,500	42,538,320
	StanCorp Financial Group, Inc.	54,200	3,929,500
	Starwood Hotels and Resorts Worldwide, Inc.	573,500	25,348,700
	Steelcase, Inc. Class A	49,000	663,950
*	Sun Microsystems, Inc.	2,143,700	8,231,808
	Sunoco, Inc.	298,800	18,376,200
	Supervalu, Inc.	565,200	14,898,672
*	Tech Data Corp.	169,000	6,364,540
	Telephone & Data Systems, Inc.	152,000	11,719,200
* #	Tellabs, Inc.	1,060,300	9,616,921
	Temple-Inland, Inc.	131,300	8,965,164
* #	Tenet Healthcare Corp.	1,181,500	12,311,230
	Textron, Inc.	123,000	7,809,270
*	The DIRECTV Group, Inc.	607,937	9,647,960
	Thomas & Betts Corp.	46,900	1,153,740
	Tidewater, Inc.	113,500	3,311,930
*	Time Warner, Inc.	7,719,880	126,220,038
	Torchmark Corp.	127,200	6,548,256
*	Toys R Us, Inc.	819,300	13,305,432
	Transatlantic Holdings, Inc.	400	21,720

*	Triad Hospitals, Inc.	197,000	6,262,630
	Tribune Co.	508,300	21,221,525
	Tyson Foods, Inc. Class A	912,556	15,038,923
	Union Pacific Corp.	824,200	47,070,062
	Unionbancal Corp.	86,600	5,149,236
*	Unisys Corp.	113,200	1,136,528
*	United States Cellular Corp.	122,800	4,942,700
	United States Steel Corp.	123,200	4,547,312
	Unitrin, Inc.	223,800	9,388,410
#	UnumProvident Corp.	913,089	14,773,780
	Valero Energy Corp.	306,800	20,258,004
	Valhi, Inc.	158,500	2,314,100
*	VeriSign, Inc.	166,300	2,886,968
	Viacom, Inc. Class B	3,745,000	124,745,950
* #	Vishay Intertechnology, Inc.	365,716	4,662,879
*	Vitesse Semiconductor, Inc.	2,800	7,056
*	Watson Pharmaceuticals, Inc.	227,700	6,270,858
*	WebMD Corp.	25,800	187,824
	Weis Markets, Inc.	20,800	697,216
	Wesco Financial Corp.	13,540	4,684,840
#	Weyerhaeuser Co.	565,400	35,343,154
	Worthington Industries, Inc.	133,200	2,710,620
* #	Xerox Corp.	75,000	1,007,250
TOTAL COMMON STOCKS
(Cost $2,837,397,642)			3,355,272,264

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (9.5%)

Repurchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $313,987,000 U.S. Treasury Obligations, rates ranging from 1.875% to 3.50%, maturities ranging from 08/15/07 to 07/15/13, valued at $316,200,776) to be repurchased at $313,284,400 (Cost $313,270,999) ^	$313,271	313,270,999

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $39,375,000 FHLMC Notes 2.00%, 02/23/06, valued at $39,178,125) to be repurchased at $38,454,463 (Cost $38,453,000)	38,453	38,453,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $351,723,999)		351,723,999

TOTAL INVESTMENTS - (100.0%)
(Cost $3,189,121,641)††		$3,706,996,263

†                                          See Security Valuation Note.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

^                                          Security purchased with cash proceeds from securities on loan.

††                                    The cost for federal income tax purposes is $3,189,121,669.

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.8%)
	1st Source Corp.	297,344	$7,507,936
*	AAR Corp.	963,830	10,312,981
	ABC Bancorp	18,280	331,782
*	Ablest, Inc.	16,800	107,352
	Abrams Industries, Inc.	10,000	38,000
*	ABX Air, Inc.	851,100	4,970,424
*	Accelrys, Inc.	387,701	2,287,436
*	Aclara Biosciences, Inc.	461,715	1,643,705
*	Acme Communications, Inc.	439,578	2,844,070
* #	ACT Teleconferencing, Inc.	196,686	259,626
*	Active Power, Inc.	997,955	2,904,049
	Adams Resources & Energy, Inc.	6,700	86,430
*	Adaptec, Inc.	1,185,767	8,276,654
*	Adept Technology, Inc.	94,800	118,500
*	Advanced Digital Information Corp.	49,200	465,432
*	Advanced Power Technology, Inc.	221,618	1,706,459
	Advanta Corp. Class A	291,853	6,552,392
	Advanta Corp. Class B Non-Voting	498,999	11,726,476
*	Aehr Test Systems	89,200	264,924
*	AEP Industries, Inc.	197,350	2,066,254
*	Aether Systems, Inc.	1,270,767	3,723,347
*	Aetrium, Inc.	69,748	332,698
*	Agile Software Corp.	227,921	1,736,758
	Agilysys, Inc.	933,634	14,546,018
*	Air Methods Corp.	190,894	1,614,963
*	Airnet Systems, Inc.	275,900	1,120,154
*	Airspan Networks, Inc.	109,100	448,401
*	AK Steel Holding Corp.	2,514,916	15,315,838
* #	Akamai Technologies, Inc.	459,000	6,173,550
	Alamo Group, Inc.	158,700	2,696,313
*	Alaska Air Group, Inc.	827,700	19,484,058
*	Alaska Communications Systems Group, Inc.	251,100	1,348,407
*	Alderwoods Group, Inc.	75,400	694,434
#	Aldila, Inc.	78,966	1,011,554
	Alexander & Baldwin, Inc.	838,786	25,826,221
	Alico, Inc.	42,640	1,876,160
*	All American Semiconductor, Inc.	29,260	179,949
	Allen Organ Co. Class B	5,000	294,950
*	Alliance Semiconductor Corp.	1,033,304	3,947,221
*	Allied Defense Group, Inc.	148,100	2,695,420
*	Allied Healthcare International, Inc.	228,600	1,291,590
*	Allied Healthcare Products, Inc.	124,200	658,508

*	Allied Holdings, Inc.	111,535	330,144
*	Allied Motion Technologies, Inc.	45,300	268,131
*	Allmerica Financial Corp.	300,700	8,720,300
*	Allou Health Care, Inc. Class A	97,500	2,442
*	Alloy, Inc.	869,729	3,531,100
*	Allscripts Healthcare Solutions, Inc.	353,200	2,295,800
*	Almost Family, Inc.	13,700	109,463
*	Alpha Technologies Group, Inc.	82,112	119,884
	Alpharma, Inc. Class A	1,214,400	16,600,848
* #	Alterra Healthcare Corp.	248,800	25
	Ambassadors, Inc.	159,500	1,934,735
*	AMC Entertainment, Inc.	494,800	9,500,160
*	Amcast Industrial Corp.	149,800	356,524
*	Amerco, Inc.	206,100	5,812,020
*	America West Holdings Corp. Class B	445,900	2,942,940
*	American Banknote Corp.	745	108
*	American Biltrite, Inc.	45,600	546,288
*	American Building Control, Inc.	187,600	195,104
* #	American Business Financial Services, Inc.	43,184	182,668
*	American Dental Partners, Inc.	69,500	1,257,950
*	American Ecology Corp.	15,100	138,316
* #	American Greetings Corp. Class A	1,296,400	31,204,348
*	American Indemnity Financial Escrow	14,200	0
*	American Medical Electronics, Inc. (Escrow-Bonus)	20,800	0
*	American Medical Electronics, Inc. (Escrow-Earnings)	20,800	0
*	American Medical Security Group, Inc.	399,100	8,995,714
	American Pacific Corp.	104,300	777,035
*	American Physicians Capital, Inc.	256,804	7,056,974
	American Physicians Services Group, Inc.	36,300	346,665
*	American Retirement Corp.	279,800	1,645,224
	American Shared Hospital Services	30,900	152,955
	American Software, Inc. Class A	280,250	1,681,220
*	American Technical Ceramics Corp.	83,100	560,925
	Americana Bancorp, Inc.	26,030	410,493
*	AmeriServe Financial, Inc.	393,284	2,029,739
	Ameron International Corp.	228,021	8,288,563
#	AmerUs Group Co.	486,485	19,391,292
*	Amistar Corp.	42,300	112,941
	Ampco-Pittsburgh Corp.	200,200	2,648,646
	Amrep Corp.	96,692	1,786,385
*	Amtech Systems, Inc.	6,000	25,920
*	Anadigics, Inc.	885,816	3,321,810
	Analogic Corp.	95,838	3,951,401
*	Analysts International Corp.	503,391	1,535,343
* #	Analytical Surveys, Inc.	830	1,461
*	Anaren, Inc.	383,588	4,534,010
	Andersons, Inc.	96,900	1,715,130
*	Angeion Corp.	315	460
	Angelica Corp.	206,900	4,831,115
*	Angelo & Maxie’s, Inc.	25,350	22,435

*	AnswerThink, Inc.	141,400	798,910
*	APA Optics, Inc.	157,400	236,100
	Apogee Enterprises, Inc.	160,100	1,804,327
*	Applica, Inc.	696,900	2,801,538
*	Applied Extrusion Technologies, Inc.	314,100	56,538
	Applied Industrial Technologies, Inc.	573,700	17,142,156
*	Applied Innovation, Inc.	51,000	173,400
*	Applied Micro Circuits Corp.	932,700	3,124,545
*	Apropos Technology, Inc.	342,616	1,106,650
*	Aradigm Corp.	3,500	2,870
*	Arch Capital Group, Ltd.	34,800	1,273,680
	Arch Chemicals, Inc.	449,287	12,265,535
*	Arena Pharmaceuticals, Inc.	754,094	3,121,949
*	Argonaut Group, Inc.	736,411	13,505,778
*	Argonaut Technologies, Inc.	8,200	8,856
*	Ariba, Inc.	144,183	1,072,722
*	Arlington Hospitality, Inc.	70,000	225,750
* #	Armstrong Holdings, Inc.	387,200	553,696
*	Arqule, Inc.	688,899	3,389,383
*	Arris Group, Inc.	1,701,441	7,758,571
*	Art Technology Group, Inc.	52,300	50,260
*	Artesyn Technologies, Inc.	175,325	1,492,016
	ASB Financial Corp.	13,100	314,269
*	Ascential Software Corp.	347,588	4,504,740
*	Ashworth, Inc.	394,751	3,355,383
*	Aspen Technology, Inc.	353,700	2,047,923
* #	Astea International, Inc.	13,200	77,616
*	Astec Industries, Inc.	318,310	5,261,664
	Astro-Med, Inc.	28,540	265,422
*	Astronics Corp.	19,687	97,648
*	Astronics Corp. Class B	7,756	37,229
* #	AstroPower, Inc.	28,600	286
* #	ATA Holdings Corp.	184,300	359,385
*	Atari, Inc.	11,280	16,582
*	Atlantic American Corp.	42,900	128,700
*	Atlantis Plastics, Inc.	65,500	949,750
*	Atlas Air Worldwide Holdings, Inc.	1,300	0
* #	ATP Oil & Gas Corp.	100,000	882,000
	Atrion Corp.	36,150	1,662,900
* #	ATS Medical, Inc.	13,800	50,094
*	Audiovox Corp. Class A	612,250	9,949,062
*	Ault, Inc.	93,400	284,870
*	Aurora Foods, Inc.	573	5
*	Avalon Holding Corp. Class A	25,112	73,955
*	Avanex Corp.	405,100	923,628
*	Avatar Holdings, Inc.	75,500	3,268,395
*	Avici Systems, Inc.	288,210	2,588,126
*	Avigen, Inc.	615,139	2,196,046
*	Avteam, Inc. Class A	1,300	2
*	Aware, Inc.	551,724	1,544,827
*	Axsys Technologies, Inc.	19,100	246,390
*	AXT, Inc.	465,578	684,400

*	Aztar Corp.	693,000	17,227,980
*	AZZ, Inc.	81,100	1,155,675
*	Badger Paper Mills, Inc.	10,400	47,112
	Bairnco Corp.	114,700	987,567
*	Baker (Michael) Corp.	79,400	1,173,532
	Baldwin & Lyons, Inc. Class B	82,425	2,083,704
*	Baldwin Technology, Inc. Class A	219,700	746,980
*	Ballantyne Omaha, Inc.	32,200	104,650
*	Bally Total Fitness Holding Corp.	983,700	3,865,941
*	Bancinsurance Corp.	76,470	592,642
	Bandag, Inc. Class A	112,600	4,684,160
*	BankUnited Financial Corp. Class A	130,251	3,683,498
	Banner Corp.	336,312	9,571,440
*	Barrett Business Services, Inc.	76,800	1,128,960
*	Barry (R.G.) Corp.	154,464	393,883
	Bassett Furniture Industries, Inc.	345,438	6,494,234
	Bay View Capital Corp.	151,514	2,801,494
#	Beazer Homes USA, Inc.	66,700	6,513,255
*	Belden CDT, Inc.	1,294,348	25,925,790
*	Bell Industries, Inc.	161,863	451,598
*	Bell Microproducts, Inc.	791,405	6,006,764
*	Bethlehem Steel Corp.	1,057,000	3,382
*	Beverly Enterprises	1,843,300	13,216,461
	Beverly Hills Bancorp, Inc.	2,092	19,916
*	BF Enterprises, Inc.	2,300	16,847
*	Big 4 Ranch, Inc.	73,300	0
* #	Big Lots, Inc.	9,000	109,710
*	Bioanalytical Systems, Inc.	17,100	77,480
*	Biosource International, Inc.	118,800	799,524
	Black Box Corp.	23,256	842,797
	Black Hills Corp.	3	84
	Blair Corp.	243,590	6,820,520
*	Blonder Tongue Laboratories, Inc.	22,600	73,450
*	Bluegreen Corp.	783,998	9,211,976
*	BMC Industries, Inc.	145,200	327
*	BNS Co. Class A	46,855	303,386
	Bob Evans Farms, Inc.	124,866	3,126,645
*	Boca Resorts, Inc.	1,051,564	20,190,029
*	Bogen Communications International, Inc.	44,700	205,620
*	Bolt Technology Corp.	13,700	53,430
*	Bombay Co., Inc.	1,086,940	5,978,170
	Bon-Ton Stores, Inc.	383,723	5,061,306
*	Bookham Technologies P.L.C. ADR	1,455,210	960,439
	Books-a-Million, Inc.	313,700	2,173,941
*	Boston Biomedical, Inc.	56,400	183,300
	Bostonfed Bancorp, Inc.	51,260	2,134,466
	Bowl America, Inc. Class A	52,422	752,256
	Bowne & Co., Inc.	1,069,713	14,355,548
*	Boyds Collection, Ltd.	478,400	1,205,568
*	Braun Consulting, Inc.	198,200	206,128
*	BrightStar Information Technology Group, Inc.	83,400	2,085
*	Brillian Corp.	122,950	1,063,517

*	Bruker BioSciences Corp.	700	2,499
*	Brush Engineered Materials, Inc.	352,509	7,222,909
*	BSQUARE Corp.	61,100	36,660
*	BTU International, Inc.	91,300	342,466
*	Buca, Inc.	577,380	2,742,555
*	Buckeye Technology, Inc.	1,091,198	11,643,083
	Building Materials Holding Corp.	405,340	9,168,791
*	Bull Run Corp.	8,560	2,183
	Burlington Coat Factory Warehouse Corp.	1,184,401	22,752,343
*	Bush Industries, Inc. Class A	2,600	910
*	Butler International, Inc.	81,200	138,040
	C & D Technologies, Inc.	49,700	800,170
	Cadmus Communications Corp.	10,900	163,936
	Calgon Carbon Corp.	1,132,000	7,754,200
*	California Coastal Communities, Inc.	71,400	1,427,286
	California First National Bancorp	77,600	1,019,276
*	Caliper Life Sciences, Inc.	853,975	5,448,360
*	Callon Petroleum Corp.	398,400	4,585,584
	Camco Financial Corp.	19,083	288,153
*	Cannon Express, Inc. Class A	900	1
*	Canterbury Consulting Group, Inc.	842	455
*	Capital Pacific Holdings, Inc.	201,300	815,265
*	Capital Senior Living Corp.	645,799	2,964,217
*	Caprius, Inc.	1,439	345
*	Capstone Turbine Corp.	62,150	107,519
*	Captaris, Inc.	698,213	3,421,244
*	Caraustar Industries, Inc.	824,851	13,090,385
*	Cardiac Sciences, Inc.	115,544	225,311
* #	Cardiotech International, Inc.	41,791	132,895
*	CareCentric, Inc.	29,400	27,930
*	Career Blazers, Inc. Trust Units	9,540	0
	Carpenter Technology Corp.	707,062	31,322,847
*	Carriage Services, Inc. Class A	449,500	2,045,225
*	Carrington Laboratories, Inc.	121,900	449,811
	Cascade Corp.	72,950	1,882,110
	Casey’s General Stores, Inc.	292,952	4,836,638
*	Castle (A.M.) & Co.	217,730	1,981,343
	Castle Energy Corp.	142,700	1,498,350
*	Casual Male Retail Group, Inc.	309,765	1,824,516
*	Catalina Lighting, Inc.	22,040	231,420
*	Catalytica Energy Systems, Inc.	231,300	508,860
*	Cavalier Homes, Inc.	369,181	1,790,528
*	Celadon Group, Inc.	166,590	2,823,700
*	Celebrity, Inc. Escrow Shares	26,325	0
	Celeritek, Inc.	374,352	1,310,232
*	CellStar Corp.	550,653	2,648,641
*	Central Garden & Pet Co.	555,508	17,409,621
	Central Parking Corp.	918,511	14,925,804
*	Century Aluminum Co.	32,685	809,934
*	Century Business Services, Inc.	1,543,087	6,558,120
*	Cenveo, Inc.	599,100	1,863,201
*	Ceres Group, Inc.	422,028	2,283,171

	CFS Bancorp, Inc.	329,117	4,452,953
*	Champion Enterprises, Inc.	85,000	818,550
	Champion Industries, Inc.	104,200	422,010
*	Championship Auto Racing Teams, Inc.	70,000	700
*	Champps Entertainment, Inc.	320,292	2,546,321
*	Channell Commercial Corp.	17,600	65,384
*	Charming Shoppes, Inc.	3,207,822	22,005,659
* #	Chart Industries, Inc.	3	125
* #	Charter Communications, Inc.	116,600	371,954
	Chesapeake Corp.	563,706	12,846,860
	Chicago Rivet & Machine Co.	10,800	281,340
*	Chromcraft Revington, Inc.	5,900	77,290
*	Chronimed, Inc.	368,961	2,460,970
* #	Chyron Corp.	10,800	4,860
*	Ciber, Inc.	1,539,100	10,373,534
*	Cincinnati Bell, Inc.	123,800	446,918
*	Ciprico, Inc.	70,900	248,150
	CIRCOR International, Inc.	417,000	7,531,020
*	Cirrus Logic, Inc.	324,079	1,639,840
*	Citizens, Inc. Class A	92,810	556,860
*	CKE Restaurants, Inc.	7,400	88,578
*	Clark, Inc.	525,928	7,073,732
*	Clarus Corp.	394,400	3,699,472
* #	CMS Energy Corp.	743,769	7,140,182
*	CNA Surety Corp.	360,595	3,750,188
* #	CNET Networks, Inc.	1,354	11,008
	Coachmen Industries, Inc.	468,000	7,291,440
*	Coast Dental Services, Inc.	48,533	148,026
	Coast Distribution System	97,600	683,200
*	Coastcast Corp.	101,900	218,575
*	Cobra Electronics Corp.	84,100	546,650
* #	Coeur d’Alene Mines Corp.	213,200	767,520
*	Cogent Communications Group, Inc.	5,154	1,649
*	Cognitronics Corp.	7,700	26,565
*	Coherent, Inc.	894,505	22,747,262
*	Collins & Aikman Corp.	1,521,494	7,059,732
	Collins Industries, Inc.	30,500	165,584
*	Columbus McKinnon Corp.	241,665	2,114,569
*	Comarco, Inc.	110,200	740,544
*	Comdial Corp.	10,007	18,513
*	Comforce Corp.	58,000	138,620
*	Comfort Systems USA, Inc.	1,138,700	7,629,290
	Commerce Group, Inc.	5,700	273,315
* #	Commerce One, Inc.	96,400	58,804
	Commercial Federal Corp.	735,998	20,070,665
	Commercial Metals Co.	848,366	29,675,843
*	Commonwealth Industries, Inc.	259,462	2,184,670
	Communications Systems, Inc.	17,300	139,265
	Community Bank System, Inc.	126,000	3,219,300
	Community Trust Bancorp, Inc.	44,921	1,354,817
	Community West Bancshares	11,000	108,350
*	Compex Technologies, Inc.	120,090	640,080

*	Compucom Systems, Inc.	1,366,845	6,205,476
*	CompuCredit Corp.	879,635	16,545,934
*	Computer Access Technology Corp.	289,800	1,115,730
*	Computer Horizons Corp.	545,091	2,131,306
*	Computer Network Technology Corp.	680,185	2,101,772
*	Computer Task Group, Inc.	158,300	514,475
*	CompX International, Inc.	37,300	594,935
*	Concord Camera Corp.	794,700	1,335,096
*	Conexant Systems, Inc.	383,556	571,498
*	Congoleum Corp. Class A	97,400	399,340
*	Conmed Corp.	445,418	10,890,470
* #	Consolidated Freightways Corp.	24,700	38
*	Consolidated Graphics, Inc.	332,494	13,582,380
*	Consumer Portfolio Services, Inc.	24,000	106,560
* #	Continental Airlines, Inc.	2,036,200	19,649,330
*	Continental Materials Corp.	4,600	134,320
* #	Convera Corp.	37,600	97,760
* #	Cooker Restaurant Corp.	109,768	659
	Cooper Tire & Rubber Co.	840,900	19,037,976
#	Cooperative Bankshares, Inc.	19,000	430,635
* #	Corautus Genetics, Inc.	642	3,326
*	Core Molding Technologies, Inc.	500	1,530
*	Corixa Corp.	126,900	585,009
	Corn Products International, Inc.	655,300	30,242,095
*	Cornell Companies, Inc.	401,148	4,813,776
*	Correctional Services Corp.	247,312	667,742
*	Corrpro Companies, Inc.	88,475	133,597
*	Cosine Communications, Inc.	275,057	990,205
*	Cost-U-Less, Inc.	35,000	185,885
	Cotton States Life Insurance Co.	8,300	161,850
*	Covenant Transport, Inc. Class A	369,475	7,204,762
	CPAC, Inc.	82,200	433,112
*	Credence Systems Corp.	839,640	5,600,399
* #	Credit Acceptance Corp.	699,860	13,101,379
*	Criticare Systems, Inc.	91,000	241,150
	Crompton Corp.	117,900	812,331
*	Cross (A.T.) Co. Class A	234,300	1,234,761
*	Cross Country Healthcare, Inc.	367,286	5,446,851
*	Crossroads Systems, Inc.	22,000	30,800
*	Crown Andersen, Inc.	22,900	35,495
*	Crown Financial Group, Inc.	57,700	24,522
*	Crown Media Holdings, Inc.	207,254	1,529,535
* #	Cryolife, Inc.	93,500	578,765
*	CSP, Inc.	40,800	283,560
	CSS Industries, Inc.	252,150	7,619,973
	CT Communications, Inc.	229,549	3,160,890
	CTS Corp.	997,300	11,369,220
*	Culp, Inc.	340,918	2,587,568
*	Cumulus Media, Inc. Class A	501,062	7,566,036
*	CuraGen Corp.	1,284,136	6,703,190
*	Curis, Inc.	20	80
	Curtiss-Wright Corp.	172,600	9,432,590

	Cutter & Buck, Inc.	310,737	3,393,248
*	Cybersource Corp.	155,100	791,010
* #	Cybex International, Inc.	114,200	429,392
*	CycleLogic, Inc.	6	1
*	Cytrx Corp.	2,800	3,164
	D & K Healthcare Resources, Inc.	408,361	4,349,045
	D&E Communications, Inc.	116,931	1,333,013
*	Daisytek International Corp.	37	0
* #	Dan River, Inc. Class A	366,200	10,254
*	Danielson Holding Corp.	128,450	770,700
*	Data I/O Corp.	86,400	209,088
*	Data Systems & Software, Inc.	91,400	85,916
*	Datakey, Inc.	6,700	2,144
*	Datalink Corp.	184,900	351,310
*	Dataram Corp.	28,610	171,946
*	Dave and Busters, Inc.	182,140	2,859,598
*	Dawson Geophysical Co.	72,400	1,433,520
	Deb Shops, Inc.	63,249	1,445,303
	Decorator Industries, Inc.	22,132	192,548
*	Del Global Technologies Corp.	70,017	189,046
*	Delphax Technologies, Inc.	70,700	279,265
	Delphi Financial Group, Inc. Class A	771,663	30,341,789
	Delta Apparel, Inc.	104,000	2,563,600
	Delta Financial Corp.	160,100	981,413
	Delta Natural Gas Co., Inc.	27,300	720,174
*	Delta Woodside Industries, Inc.	130,000	117,000
*	Denali, Inc.	69,500	6,950
*	Detrex Corp.	12,800	22,720
*	Devcon International Corp.	52,400	879,272
*	Diedrich Coffee, Inc.	13	63
*	Digi International, Inc.	137,382	1,545,547
*	Digimarc Corp.	78,944	678,918
* #	Digital Angel Corp.	354,650	1,014,299
	Dimon, Inc.	1,332,267	7,647,213
*	Discovery Partners International	426,062	1,789,460
*	Distributed Energy Systems Corp.	885,183	1,708,403
*	Diversified Corporate Resources, Inc.	1,600	1,382
*	Dixie Group, Inc.	335,816	3,693,976
*	Dixon Ticonderoga Co.	30,150	133,564
*	Dollar Thrifty Automotive Group, Inc.	745,200	18,033,840
*	Dominion Homes, Inc.	72,100	1,496,075
	Donegal Group, Inc. Class A	62,496	1,224,922
	Donegal Group, Inc. Class B	35,448	673,512
*	DoubleClick, Inc.	51,800	271,950
	Dover Motorsports, Inc.	334,500	1,521,975
	Downey Financial Corp.	100	5,387
*	Drugstore.com, Inc.	211,400	505,246
*	DT Industries, Inc.	214,200	1,821
*	Duckwall-ALCO Stores, Inc.	103,200	1,779,684
*	Ducommun, Inc.	120,779	2,617,281
*	DuPont Photomasks, Inc.	553,210	8,641,140
*	Dura Automotive Systems, Inc.	529,220	4,408,403

* #	DVI, Inc.	217,600	1,414
*	Dyax Corp.	216,796	1,721,360
* #	Dynegy, Inc.	154,500	673,620
* #	E Com Ventures, Inc.	6,250	52,469
	E-Z-EM, Inc.	7,943	134,793
*	E.piphany, Inc.	1,153,791	4,534,399
	Eagle Materials, Inc.	207	13,436
	Eastern Co.	29,400	449,820
*	EasyLink Services Corp.	640	749
	Ecology & Environment, Inc. Class A	28,100	269,760
	Edelbrock Corp.	93,940	1,545,313
*	Eden Bioscience Corp.	75,950	38,734
*	Edgewater Technology, Inc.	248,188	1,206,194
	EFC Bancorp, Inc.	5,300	135,150
*	eFunds Corp.	62,319	925,437
	Electro Rent Corp.	380,559	3,832,229
*	Electroglas, Inc.	462,933	1,166,591
*	eLoyalty Corp.	51,900	308,805
*	ELXSI Corp.	27,900	86,490
	EMC Insurance Group, Inc.	150,700	2,810,555
*	EMCORE Corp.	87,331	203,481
*	Emisphere Technologies, Inc.	152,327	517,912
*	Emmis Communications Corp. Class A	29,730	572,302
#	Empire District Electric Co.	12,400	253,084
*	EMS Technologies, Inc.	258,698	4,139,168
*	En Pointe Technologies, Inc.	39,500	84,925
*	Encore Medical Corp.	95,100	398,469
*	Endologix, Inc.	110,800	688,068
*	Enesco Group, Inc.	414,100	3,362,492
*	Entravision Communications Corp.	1,760,298	14,258,414
*	Entrust, Inc.	110,200	295,336
*	Environmental Elements Corp.	7,600	456
*	Environmental Technologies Corp.	35,800	215
*	ePlus, Inc.	152,095	1,724,757
*	Equity Marketing, Inc.	1,100	12,980
*	Escrow Epresence, Inc.	312,600	40,638
	Espey Manufacturing & Electronics Corp.	3,800	88,920
*	Esterline Technologies Corp.	613,893	19,478,825
*	Evans & Sutherland Computer Corp.	184,000	874,920
* #	Evergreen Solar, Inc.	134,700	405,447
*	Exabyte Corp.	12,100	7,502
*	Exar Corp.	1,108,583	15,287,360
*	Exelixis, Inc.	128,283	1,000,607
*	Extended Systems, Inc.	20,900	65,438
*	Ezcorp, Inc. Class A Non-Voting	237,900	1,731,912
*	Fab Industries, Inc.	82,381	326,229
* #	Factory 2-U Stores, Inc.	70,779	1,239
*	Fairchild Corp. Class A	663,329	2,653,316
*	Falcon Products, Inc.	162,900	200,367
* #	FalconStor Software, Inc.	47,700	315,297
*	Famous Dave’s of America, Inc.	122,084	848,484
	FBL Financial Group, Inc. Class A	614,200	15,877,070

*	Featherlite, Inc.	26,500	162,975
	Fedders Corp.	50,600	174,570
	Federal Screw Works	3,125	119,531
* #	Federal-Mogul Corp.	823,500	164,700
	FFLC Bancorp	5,598	151,202
*	Fibermark, Inc.	950	133
*	Fidelity Federal Bancorp	20,000	33,600
	Fidelity Southern Corp.	91,000	1,314,950
*	Finishmaster, Inc.	120,000	1,332,000
*	Finlay Enterprises, Inc.	220,200	4,130,952
*	Firebrand Financial Group, Inc.	86,400	3,240
*	First Aviation Services, Inc.	9,000	39,600
	First Citizens Bancshares, Inc.	10,300	1,205,203
	First Defiance Financial Corp.	128,500	3,356,420
	First Federal Bancshares of Arkansas, Inc.	112,100	2,270,025
* #	First Horizon Pharmaceutical Corp.	524,831	8,838,154
	First Indiana Corp.	286,235	5,424,153
*	First Investors Financial Services Group, Inc.	120,900	528,937
	First Keystone Financial, Inc.	37,300	829,925
	First Midwest Financial, Inc.	32,400	680,400
	First Place Financial Corp.	342,916	6,446,821
	First Republic Bank	206,178	9,234,713
*	Fischer Imaging Corp.	39,500	88,875
*	Flanders Corp.	378,800	3,242,528
* #	Fleming Companies, Inc.	113,352	822
	Flexsteel Industries, Inc.	90,400	1,609,120
	Florida Public Utilities Co.	1,800	30,780
*	Flow International Corp.	34,100	110,859
	Flowers Foods, Inc.	110,650	2,796,125
*	Flowserve Corp.	1,633,240	37,466,526
	FNB Financial Services Corp.	17,375	311,360
*	Foodarama Supermarkets, Inc.	12,900	612,750
* #	Footstar, Inc.	509,400	2,101,275
*	Forest Oil Corp.	429,725	11,194,336
*	Forgent Networks, Inc.	368,700	564,111
*	Foster (L.B.) Co. Class A	162,400	1,234,240
* #	Foster Wheeler, Ltd.	927,100	621,157
*	FPIC Insurance Group, Inc.	291,130	6,960,918
	Frankfort First Bancorp, Inc.	24,650	589,135
*	Franklin Covey Co.	341,800	598,150
*	Franklin Electronic Publishers, Inc.	112,300	452,569
	Frequency Electronics, Inc.	97,600	1,141,920
	Fresh Brands, Inc.	2,900	21,791
*	Fresh Choice, Inc.	65,100	35,805
	Friedman Industries, Inc.	108,395	505,121
	Friedmans, Inc. Class A	592,200	1,214,010
*	Frontier Airlines, Inc.	435,752	3,921,768
*	Frozen Food Express Industries, Inc.	452,859	3,246,999
	FSF Financial Corp.	16,100	558,267
*	FSI International, Inc.	573,367	2,786,564
* #	FuelCell Energy, Inc.	264,871	2,638,115
*	G-III Apparel Group, Ltd.	98,600	635,970

*	Gadzooks, Inc.	238,170	450,141
*	Gaiam, Inc.	19,084	126,336
* #	Galey & Lord, Inc.	124,100	620
	GameTech International, Inc.	79,900	402,696
*	Gateway, Inc.	1,166,900	5,122,691
#	GATX Corp.	1,452,500	39,173,925
*	Gaylord Entertainment Co.	1,158,085	33,630,788
*	GC Companies, Inc.	4,300	2,397
*	Gehl Co.	162,712	2,960,480
*	Genaissance Pharmaceuticals, Inc.	109,600	338,664
	Gencorp, Inc.	1,361,940	16,452,235
*	Gene Logic, Inc.	929,939	3,198,990
*	General Communications, Inc. Class A	482,700	4,141,566
*	General DataComm Industries, Inc.	690	145
*	Genesee & Wyoming, Inc.	370,730	8,296,937
*	Genesis Microchip, Inc.	228,756	2,735,922
*	Gerber Scientific, Inc.	593,900	3,777,204
*	Giant Group, Ltd.	50,600	70,840
*	Giant Industries, Inc.	332,400	7,412,520
	Gibraltar Steel Corp.	198,800	6,367,564
*	Giga-Tronics, Inc.	28,800	46,080
	Glatfelter (P.H.) Co.	1,307,700	16,581,636
*	Glenayre Technologies, Inc.	996,900	1,953,924
*	Globecomm Systems, Inc.	162,800	916,564
*	Glowpoint, Inc.	160,300	192,360
*	GoAmerica, Inc.	9,279	3,804
	Golden Enterprises, Inc.	17,200	45,236
* #	Goodyear Tire & Rubber Co.	695,700	7,638,786
	Goody’s Family Clothing, Inc.	567,900	4,344,435
	Gorman-Rupp Co.	32,100	860,280
*	Gottschalks, Inc.	223,900	1,072,481
*	GP Strategies Corp.	235,265	1,639,797
	Graham Corp.	25,950	290,640
	Granite Construction, Inc.	28,200	642,960
*	Graphic Packaging Corp.	484,600	3,125,670
	Gray Television, Inc.	1,146,950	15,759,093
	Gray Television, Inc. Class A	40,650	522,352
	Great American Financial Resources, Inc.	221,500	3,506,345
*	Great Atlantic & Pacific Tea Co., Inc.	1,145,700	7,401,222
*	Greenbriar Corp.	1,070	3,681
	Greenbrier Companies, Inc.	15,200	319,960
*	Griffin Land & Nurseries, Inc. Class A	25,000	599,500
*	Group 1 Automotive, Inc.	525,000	14,421,750
* #	GTC Biotherapeutics, Inc.	379,069	754,347
*	GTSI Corp.	252,000	2,013,480
	Guaranty Federal Bancshares, Inc.	15,300	298,579
*	Guilford Pharmaceuticals, Inc.	338,313	1,796,442
*	Gulfmark Offshore, Inc.	389,412	5,926,851
*	Ha-Lo Industries, Inc.	223,600	157
	Haggar Corp.	102,925	1,908,229
*	Hain Celestial Group, Inc.	420,469	7,379,231
*	Halifax Corp.	24,000	100,800

*	Hampshire Group, Ltd.	19,100	549,698
	Handleman Co.	379,276	8,002,724
*	Hanger Orthopedic Group, Inc.	617,500	3,365,375
* #	Hanover Compressor Co.	2,528,915	29,158,390
	Hardinge, Inc.	148,600	1,642,179
	Harleysville Group, Inc.	827,201	16,428,212
*	Harolds Stores, Inc.	2,000	5,060
*	Hartmarx Corp.	696,000	4,419,600
*	Harvard Bioscience, Inc.	247,200	1,216,224
*	Hastings Entertainment, Inc.	174,000	1,099,506
*	Hastings Manufacturing Co.	1,700	3,570
	Haverty Furniture Co., Inc.	188,300	3,187,919
*	Hawaiian Holdings, Inc.	498,455	3,613,799
*	Hawk Corp.	184,600	1,319,890
*	Hector Communications Corp.	10,600	217,194
*	HEI, Inc.	1,400	2,520
	Heico Corp.	287,200	4,684,232
	Heico Corp. Class A	23,951	291,005
	Helmerich & Payne, Inc.	496,500	12,839,490
*	Herley Industries, Inc.	120,715	2,219,940
*	Hexcel Corp.	599,250	7,874,145
	HF Financial Corp.	54,615	860,186
	HMN Financial, Inc.	74,300	1,968,950
*	HMS Holdings Corp.	345,607	2,087,466
*	Hoenig Group Escrow Shares	104,700	24,081
	Holly Corp.	371,700	7,612,416
* #	Hollywood Media Corp.	283,500	927,045
*	Home Products International, Inc.	125,550	179,536
*	HomeStore, Inc.	49,000	106,820
	Hooper Holmes, Inc.	322,100	1,320,610
	Horace Mann Educators Corp.	940,745	15,964,443
	Horizon Financial Corp.	78,320	1,503,744
*	Horizon Health Corp.	109,600	2,304,888
*	Horizon Offshore, Inc.	700,052	392,029
*	Houston Exploration Co.	689,842	35,423,387
*	Hub Group, Inc. Class A	109,800	2,911,896
	Hudson River Bancorp, Inc.	7,354	130,975
* #	Hudson Technologies, Inc.	54,900	52,155
*	Huffy Corp.	378,995	102,329
	Hughes Supply, Inc.	439,358	26,620,701
*	Human Genome Sciences, Inc.	26,183	281,991
*	Hurco Companies, Inc.	71,700	742,095
*	Huttig Building Products, Inc.	50,700	420,810
*	Hypercom Corp.	1,409,300	10,287,890
*	I-many, Inc.	398,500	338,725
*	Ico, Inc.	264,300	597,318
*	Identix, Inc.	142,348	654,801
*	IDT Corp.	645,122	9,431,684
*	IDT Corp. Class B	118,400	1,779,552
*	iGate Capital Corp.	564,308	1,664,709
	IHOP Corp.	10,300	357,410
	Ikon Office Solutions, Inc.	1,582,500	17,850,600

*	Illumina, Inc.	280,900	1,615,175
*	Image Entertainment, Inc.	29,400	111,720
#	IMC Global, Inc.	206,783	3,296,121
*	IMCO Recycling, Inc.	447,900	4,649,202
*	ImmunoGen, Inc.	312,746	1,591,877
*	Impco Technologies, Inc.	227,000	1,089,600
*	Imperial Sugar Co.	149,168	2,073,435
* #	Imperial Sugar Company	282,800	0
*	Impreso, Inc.	6,500	16,185
*	Incyte Genomics, Inc.	837,921	5,723,000
	Independence Holding Co.	104,148	1,977,771
*	Industrial Distribution Group, Inc.	270,150	2,161,200
*	INEI Corp.	31,200	44,304
*	InFocus Corp.	1,162,585	9,951,728
*	Infonet Services Corp.	135,200	210,912
*	Inforte Corp.	215,768	1,887,754
*	InfoSpace, Inc.	80,846	3,072,148
	Ingles Market, Inc. Class A	321,360	3,660,290
*	Innotrac Corp.	158,700	1,396,560
*	Innovative Clinical Solutions, Ltd.	8,426	46
*	Innovex, Inc.	118,163	477,379
*	Input/Output, Inc.	524,100	5,157,144
*	Insight Communications Co., Inc.	1,258,614	11,126,148
*	Insight Enterprises, Inc.	417,700	6,683,200
*	Insituform Technologies, Inc. Class A	79,790	1,419,464
*	Insmed, Inc.	38,125	66,337
*	Instinet Group, Inc.	455,900	2,252,146
*	Insurance Auto Auctions, Inc.	349,326	6,011,900
*	InsWeb Corp.	23,166	71,351
*	IntegraMed America, Inc.	56,400	339,020
*	Integrated Electrical Services, Inc.	1,048,500	5,053,770
*	Integrated Information Systems, Inc.	7,220	902
*	Integrated Telecom Express, Inc.	3,300	0
*	Intelligent Systems Corp.	52,375	100,822
* #	Intelligroup, Inc.	70,900	128,329
*	InterCept Group, Inc.	588,073	10,179,544
*	Interface, Inc. Class A	1,249,189	8,919,209
*	Interland, Inc.	402,899	1,583,393
	Intermet Corp.	744,006	2,380,819
	International Aluminum Corp.	55,800	1,602,018
*	International Shipholding Corp.	80,650	1,112,970
* #	Internet Commerce Corp.	50,000	47,950
	Interpool, Inc.	591,600	11,181,240
*	Interstate Hotels & Resorts, Inc.	194,340	812,341
* #	Intrusion, Inc.	23,600	28,320
*	Intuitive Surgical, Inc.	7,148	173,339
	Investors Title Co.	18,200	533,442
	Iomega Corp.	1,467,600	6,369,384
*	Ionics, Inc.	682,000	17,875,220
* #	IPIX Corp.	7,500	62,025
*	Iridex Corp.	89,000	577,610
*	ITLA Capital Corp.	147,000	6,235,740

*	iVillage, Inc.	100	581
*	IXYS Corp.	99,382	659,896
*	J Net Enterprises, Inc.	108,700	241,857
*	J. Alexander’s Corp.	107,200	755,760
*	Jaclyn, Inc.	26,900	136,517
*	Jaco Electronics, Inc.	105,869	482,763
*	Jacuzzi Brands, Inc.	1,066,100	9,275,070
*	Jakks Pacific, Inc.	744,224	14,571,906
*	JDA Software Group, Inc.	610,088	6,027,669
*	Jo-Ann Stores, Inc.	80,400	2,138,640
*	Johnson Outdoors, Inc.	121,800	2,360,484
*	JPS Industries, Inc.	43,200	133,963
*	K-Tron International, Inc.	6,300	131,260
*	K2, Inc.	1,200,810	15,898,724
*	Kadant, Inc.	416,860	7,870,317
*	Kaiser Aluminum Corp.	665	27
	Kaman Corp. Class A	677,067	7,894,601
* #	Kansas City Southern Industries, Inc.	1,886,100	28,291,500
*	Katy Industries, Inc.	133,000	696,920
*	KBK Capital Corp.	12,075	10,988
*	Keane, Inc.	158,300	2,232,030
*	Keith Companies, Inc.	34,290	500,977
	Kellwood Co.	546,517	19,947,870
	Kelly Services, Inc.	71,295	1,924,965
*	Kemet Corp.	2,421,084	20,990,798
*	Kendle International, Inc.	380,943	2,426,607
*	Kennedy-Wilson, Inc.	43,900	323,762
	Kewaunee Scientific Corp.	31,100	285,187
*	Key Technology, Inc.	19,200	211,200
*	Key Tronic Corp.	151,900	478,485
*	Keynote Systems, Inc.	288,000	3,876,480
*	Keystone Consolidated Industries, Inc.	18,342	5,503
*	Kforce, Inc.	474,352	3,116,493
	Kimball International, Inc. Class B	623,611	8,481,110
*	Kindred Healthcare, Inc.	1,059,781	27,405,937
* #	Kit Manufacturing Co.	1,400	210
	Knape & Vogt Manufacturing Co.	37,434	482,150
*	Knight Trading Group, Inc.	500,799	4,537,239
*	Koala Corp.	44,700	12,069
* #	Labranche & Co., Inc.	1,311,440	10,753,808
*	LaCrosse Footwear, Inc.	29,400	219,589
	Ladish Co., Inc.	299,510	2,566,801
*	Lakes Entertainment, Inc.	269,894	2,580,187
*	Lamson & Sessions Co.	211,000	1,483,330
*	Lancer Corp.	108,400	1,103,512
#	Landamerica Financial Group, Inc.	570,012	24,533,316
	Landry’s Restaurants, Inc.	849,935	22,497,779
*	Lantronix, Inc.	139,900	145,496
*	Lattice Semiconductor Corp.	703,945	3,209,989
	Lawson Products, Inc.	102,726	3,821,407
*	Layne Christensen Co.	56,600	859,754
*	Lazare Kaplan International, Inc.	126,800	999,818

*	LCC International, Inc. Class A	176,880	613,774
*	Learning Care Group, Inc.	43,500	130,065
*	Lesco, Inc.	217,900	2,734,645
* #	Level 8 Systems, Inc.	5,966	597
*	Liberate Technologies, Inc.	662,100	1,625,455
	Liberty Corp.	327,650	13,243,613
*	Lightbridge, Inc.	307,736	1,384,812
* #	LightPath Technologies, Inc.	31,300	178,097
* #	Lipid Sciences, Inc.	87,400	349,600
	Lithia Motors, Inc. Class A	442,475	9,402,594
*	LMI Aerospace, Inc.	29,100	39,867
#	LNR Property Corp.	600,693	37,603,382
*	Lodgenet Entertainment Corp.	26,000	378,560
*	Lodgian, Inc.	944	9,836
*	Logic Devices, Inc.	92,700	106,605
*	LogicVision, Inc.	157,400	283,320
	Lone Star Steakhouse & Saloon, Inc.	653,140	15,146,317
	Longs Drug Stores Corp.	1,136,200	27,586,936
*	Longview Fibre Co.	1,527,240	18,907,231
*	LOUD Technologies, Inc.	1,000	2,000
	Louisiana-Pacific Corp.	929,000	22,909,140
	LSB Corp.	3,500	64,750
	LSI Industries, Inc.	355,428	3,394,337
*	Luby’s, Inc.	654,000	4,251,000
	Lufkin Industries, Inc.	104,600	3,389,040
*	Lydall, Inc.	474,500	4,977,505
*	Lynch Corp.	6,200	73,625
*	M & F Worldwide Corp.	469,576	6,245,361
*	Mac-Gray Corp.	287,700	1,904,574
	MAF Bancorp, Inc.	88,083	3,684,512
* #	Magic Lantern Group, Inc.	28,600	15,730
*	Magna Entertainment Corp.	158,300	941,885
*	Magnetek, Inc.	694,900	4,523,799
*	Magnum Hunter Resources, Inc.	2,151,128	21,919,994
*	MAII Holdings, Inc.	62,700	6
*	Main Street & Main, Inc.	258,064	433,548
	Maine & Maritimes Corp.	400	12,280
*	MAIR Holdings, Inc.	521,823	4,331,131
*	Management Network Group, Inc.	191,954	322,483
*	Manchester Technologies, Inc.	178,300	846,925
*	Manugistic Group, Inc.	536,261	1,233,400
*	Mapinfo Corp.	34,219	329,529
*	Marisa Christina, Inc.	94,000	112,800
	Maritrans, Inc.	108,500	1,634,010
	MarkWest Hydrocarbon, Inc.	131,450	1,675,987
*	Marlton Technologies, Inc.	96,500	57,900
	Marsh Supermarkets, Inc. Class A	36,900	414,756
	Marsh Supermarkets, Inc. Class B	59,400	668,250
*	Marten Transport, Ltd.	200	3,476
	MASSBANK Corp.	63,149	2,273,364
#	Massey Energy Co.	1,266,587	34,856,474
*	Mastec, Inc.	974,900	5,274,209

*	Material Sciences Corp.	413,667	5,303,211
*	Matria Healthcare, Inc.	75,070	1,983,349
*	Matrix Bancorp, Inc.	5,000	55,050
*	Maxco, Inc.	38,500	127,050
	Maxcor Financial Group, Inc.	85,200	762,540
*	Maxicare Health Plans, Inc.	600	132
* #	Maxim Pharmaceuticals, Inc.	110,710	749,507
*	Maxxam, Inc.	105,500	2,943,450
*	Maxygen, Inc.	120,919	1,180,169
*	Mayor’s Jewelers, Inc.	291,200	200,928
	McRae Industries, Inc. Class A	32,700	279,585
* #	MCSI, Inc.	27,200	273
*	Meade Instruments Corp.	507,220	1,567,310
*	Meadow Valley Corp.	44,064	104,916
*	Meadowbrook Insurance Group, Inc.	397,300	1,883,202
*	Medarex, Inc.	228,944	1,302,691
*	MedCath Corp.	246,359	3,870,300
*	Media 100, Inc.	4,700	35
	Media General, Inc. Class A	45,600	2,653,464
* #	Medialink Worldwide, Inc.	63,000	189,000
*	Medical Resources, Inc.	1,619	0
*	Medicore, Inc.	58,600	174,628
*	Medquist, Inc.	471,073	5,052,258
*	Mens Warehouse, Inc.	250,500	7,014,000
	Merchants Group, Inc.	23,900	577,185
*	Mercury Air Group, Inc.	39,650	199,439
*	Meridian Resource Corp.	54,300	412,137
*	Merisel, Inc.	3,600	9,900
*	Merrimac Industries, Inc.	35,170	297,186
	Mesa Labs, Inc.	11,300	121,475
*	Mestek, Inc.	13,500	233,415
*	Meta Group, Inc.	9,000	42,750
*	MetaSolv, Inc.	595,737	1,489,342
*	Metris Companies, Inc.	1,768,300	14,464,694
*	Metro One Telecommunications, Inc.	461,619	650,883
*	Metromedia International Group, Inc.	400	160
	MFB Corp.	17,700	522,593
*	MFRI, Inc.	59,900	221,630
#	MGP Ingredients, Inc.	105,200	968,892
*	Michael Anthony Jewelers, Inc.	93,900	122,070
*	Micro Component Technology, Inc.	20,800	14,144
*	Micro Linear Corp.	189,700	1,058,526
*	MicroFinancial, Inc.	125,000	437,500
*	Microtek Medical Holdings, Inc.	590,800	2,321,844
*	Microtune, Inc.	156,700	777,232
	Midland Co.	49,800	1,335,636
* #	Midway Games, Inc.	38,000	458,660
*	Midwest Express Holdings, Inc.	506,602	1,707,249
*	Mikohn Gaming Corp.	167,400	761,670
*	Milacron, Inc.	791,300	2,690,420
*	Miller Industries, Inc.	84,590	752,005
*	Millerbuilding Systems Escrow Shares	46,200	13,860

	Minerals Technologies, Inc.	204,600	11,492,382
	Minuteman International, Inc.	9,000	120,285
*	MIPS Technologies, Inc.	395,300	2,016,030
* #	Misonix, Inc.	113,790	711,188
*	Mission Resources Corp.	523,900	2,457,091
*	Mitcham Industries, Inc.	143,200	694,520
*	MKS Instruments, Inc.	93,862	1,261,505
*	Mobile Mini, Inc.	416,221	11,342,022
*	Modem Media, Inc.	79,136	384,601
	Modine Manufacturing Co.	267,546	7,972,871
*	Mod-Pac Corp.	9,843	108,273
*	Mod-Pac Corp. Class B	3,878	19,390
*	Modtech Holdings, Inc.	403,264	2,947,860
*	Moldflow Corp.	42,500	510,000
*	Mondavi (Robert) Corp. Class A	303,306	12,468,910
*	Monterey Pasta Co.	472,200	1,416,600
*	Moore Handley, Inc.	2,000	5,650
*	Motor Car Parts & Accessories, Inc.	71,200	534,000
	Movado Group, Inc.	521,600	7,484,960
*	MPS Group, Inc.	3,160,100	28,219,693
*	MRV Communications, Inc.	713,600	1,584,192
*	MSC Software Corp.	886,439	6,462,140
* #	MTI Technology Corp.	300	549
*	MTM Technologies, Inc.	6,200	8,990
	Mueller (Paul) Co.	2,300	69,288
	Mueller Industries, Inc.	909,888	35,749,500
	Myers Industries, Inc.	336,333	3,827,474
	Nacco Industries, Inc. Class A	116,800	9,257,568
*	Nanogen, Inc.	180,200	753,236
*	Nanometrics, Inc.	370,620	3,646,901
* #	Napco Security Systems, Inc.	99,600	823,692
	Nash-Finch Co.	370,111	10,929,378
*	Nashua Corp.	116,000	1,194,800
*	NATCO Group, Inc. Class A	30,800	243,936
*	Nathans Famous, Inc.	107,000	638,790
*	National Home Health Care Corp.	53,533	521,411
	National Presto Industries, Inc.	135,950	5,533,165
*	National Research Corp.	74,900	1,160,950
*	National RV Holdings, Inc.	196,250	2,606,200
*	National Technical Systems, Inc.	128,684	479,991
*	National Western Life Insurance Co. Class A	24,300	3,830,409
*	Natrol, Inc.	122,500	334,425
*	Natural Alternatives International, Inc.	81,900	755,937
*	Natus Medical, Inc.	159,600	940,044
*	Navidec, Inc.	5,188	16,602
* #	Navigant International, Inc.	469,799	7,544,972
*	Navigators Group, Inc.	42,036	1,229,133
*	NCI Building Systems, Inc.	561,998	17,242,099
*	NCO Group, Inc.	920,681	23,532,594
*	Neoforma, Inc.	271,106	2,765,281
*	NeoMagic Corp.	364,300	389,801
*	NES Rentals Holdings, Inc.	448	3,595

*	Net2Phone, Inc.	605,734	1,811,145
	NetBank, Inc.	302,082	3,214,152
*	Netegrity, Inc.	33,550	203,649
*	NetIQ Corp.	1,678,223	16,144,505
*	NetManage, Inc.	83,916	453,146
*	NetRatings, Inc.	702,810	10,865,443
*	Netscout System, Inc.	40,238	228,954
*	Network Equipment Technologies, Inc.	338,900	2,260,463
*	Neurogen Corp.	45,490	312,061
*	New Brunswick Scientific Co., Inc.	103,193	552,083
*	New Horizons Worldwide, Inc.	63,775	372,574
*	NewMarket Corp.	287,420	5,946,720
*	Newpark Resources, Inc.	590,000	3,363,000
*	Newport Corp.	996,765	12,459,563
	Niagara Corp.	132,200	763,455
*	Nitches, Inc.	4,047	21,085
*	NMS Communications Corp.	203,900	978,720
*	NMT Medical, Inc.	123,900	415,065
*	Nobel Learning Communities, Inc.	83,500	587,005
*	Noel Group, Inc.	95,400	286
#	Noland Co.	3,000	126,135
*	Norstan, Inc.	247,900	642,061
*	North America Galvanizing & Coatings, Inc.	73,400	152,672
*	North American Scientific, Inc.	78,335	578,896
	North Central Bancshares, Inc.	39,900	1,486,275
	Northeast Bancorp	21,200	409,160
	Northeast Pennsylvania Financial Corp.	3,200	53,760
*	Northland Cranberries, Inc.	19,600	11,172
	Northrim BanCorp, Inc.	1	13
*	Northwest Pipe Co.	91,800	1,543,158
*	Novamed Eyecare, Inc.	60,989	229,929
*	Nu Horizons Electronics Corp.	488,962	3,104,909
*	Numerex Corp. Class A	77,800	283,970
	NWH, Inc.	52,900	856,980
*	NYFIX, Inc.	416,763	2,208,844
	Nymagic, Inc.	125,800	2,908,496
*	O.I. Corp.	51,900	435,960
*	Obie Media Corp.	70,500	303,150
* #	OCA, Inc.	1,503,100	7,680,841
*	Ocwen Financial Corp.	677,430	6,137,516
*	Odd Job Stores, Inc.	175,300	267,333
*	Offshore Logistics, Inc.	694,000	20,681,200
* #	Oglebay Norton Co.	55,400	11,080
	Ohio Art Co.	3,500	33,250
*	Ohio Casualty Corp.	1,815,745	36,587,262
*	Oil States International, Inc.	689,481	11,100,644
	Oil-Dri Corp. of America	47,700	713,115
*	Olympic Steel, Inc.	210,900	4,270,725
*	Omega Protein Corp.	600,600	5,093,088
*	Omnova Solutions, Inc.	171,900	1,012,491
*	Omtool, Ltd.	52,614	419,860
*	On Assignment, Inc.	538,491	2,498,598

*	One Price Clothing Stores, Inc.	42,786	428
* #	Oneida, Ltd.	179,800	267,902
	Onyx Acceptance Corp.	107,900	1,678,924
*	Opinion Research Corp.	89,900	559,178
*	Oplink Communications, Inc.	158,500	277,375
*	Opti, Inc.	168,800	236,320
*	Oregon Steel Mills, Inc.	631,261	9,140,659
*	Orthodontic Centers of America, Inc.	50,000	255,500
*	Orthologic Corp.	336,700	2,390,570
*	Oscient Pharmaceutical Corp.	13,100	55,151
*	OSI Systems, Inc.	385,515	5,613,098
	Outlook Group Corp.	59,300	358,824
	Overseas Shipholding Group, Inc.	957,775	41,184,325
*	OYO Geospace Corp.	19,000	320,720
*	Pacific Premier Bancorp, Inc.	29,840	324,361
*	Par Technology Corp.	150,700	1,354,793
*	Paradyne Networks Corp.	11,500	49,680
	Park Electrochemical Corp.	214,150	4,743,423
*	Parker Drilling Co.	2,494,100	8,080,884
*	Park-Ohio Holdings Corp.	115,635	1,998,173
	Parkvale Financial Corp.	40,825	1,047,161
*	Parlex Corp.	165,300	975,270
*	Parlux Fragrances, Inc.	224,000	2,100,896
*	Pathmark Stores, Inc.	878,854	6,222,286
*	Patrick Industries, Inc.	96,250	1,053,938
	Paula Financial, Inc.	90,600	256,398
*	Paul-Son Gaming Corp.	35,400	166,380
*	Paxson Communications Corp.	462,700	842,114
*	Payless Cashways, Inc.	4,184	7
*	Payless ShoeSource, Inc.	410,400	4,760,640
*	PC Connection, Inc.	486,108	3,208,313
*	PC-Tel, Inc.	314,075	2,854,942
*	Pediatric Services of America, Inc.	200,550	1,457,999
*	Peerless Manufacturing Co.	20,100	281,400
*	Peerless Systems Corp.	120,900	151,040
*	Pegasus Solutions, Inc.	574,358	7,196,706
*	Pemstar, Inc.	690,271	1,214,877
	Penford Corp.	79,800	1,359,792
*	Penn Treaty American Corp.	235,200	437,472
	Penn Virginia Corp.	34,500	1,188,870
	Penn-America Group, Inc.	323,275	4,221,972
	Pep Boys - Manny, Moe & Jack	1,337,500	21,266,250
*	Perceptron, Inc.	239,700	1,572,432
*	Pericom Semiconductor Corp.	396,441	3,908,908
*	Perry Ellis International, Inc.	93,990	2,123,234
*	Per-Se Technologies, Inc.	364,566	4,568,012
*	Petrocorp, Inc. Escrow Shares	102,600	6,156
*	Pharmacopia Drug Discovery, Inc.	153,145	805,543
*	PharmChem, Inc.	54,000	4,320
	Phillips-Van Heusen Corp.	924,800	18,643,968
*	Phoenix Technologies, Ltd.	158,693	855,355
*	Photo Control Corp.	4,200	11,172

*	Photronics, Inc.	319,263	4,581,424
*	Piccadilly Cafeterias, Inc.	184,200	18
*	Pico Holdings, Inc.	184,820	3,214,020
	Pinnacle Bancshares, Inc.	10,400	151,320
*	Pinnacle Entertainment, Inc.	508,400	6,304,160
*	Plains Exploration & Production Co.	94,935	1,842,688
*	Play By Play Toys and Novelties, Inc.	52,900	108
*	Plexus Corp.	283,395	3,341,227
	PMA Capital Corp. Class A	560,271	3,949,911
	Pocahontas Bancorp, Inc.	69,800	1,179,620
*	Polyone Corp.	473,800	3,363,980
*	Pomeroy IT Solutions, Inc.	359,347	4,667,918
	Pope & Talbot, Inc.	240,200	4,426,886
	PowerCerv Corp.	20,666	9,093
*	Power-One, Inc.	2,388	17,934
*	Powerwave Technologies, Inc.	591,140	3,576,397
*	PPT Vision, Inc.	89,000	105,465
*	PRAECIS Pharmaceuticals, Inc.	901,348	2,118,168
	Preformed Line Products Co.	14,300	321,750
*	Premier Financial Bancorp	1,100	9,801
	Presidential Life Corp.	862,250	15,132,488
* #	PRG-Schultz International, Inc.	554,349	3,143,159
*	Pricesmart, Inc.	76,759	676,170
*	Prime Hospitality Corp.	1,303,752	15,671,099
*	Prime Medical Services, Inc.	561,463	4,098,118
*	Primus Knowledge Solutions, Inc.	117,500	131,600
*	Printronix, Inc.	90,000	1,339,200
*	Procom Technology, Inc.	5,400	3,807
*	Procurenet, Inc.	22,400	22
	Programmers Paradise, Inc.	81,600	677,280
*	Progressive Software Holding, Inc.	5,680	1
*	Protection One, Inc.	1,086,100	217,220
	Providence & Worcester Railroad Co.	47,100	458,990
	Provident Financial Holdings, Inc.	55,200	1,313,760
*	Province Healthcare Co.	571,813	11,173,226
*	PSS World Medical, Inc.	198,501	2,141,826
*	PTEK Holdings, Inc.	359,361	3,079,724
	Pulitzer, Inc.	139,800	6,808,260
*	Pure World, Inc.	100,500	231,150
	Pyramid Breweries, Inc.	110,100	254,441
*	QEP Co., Inc.	20,600	287,988
	Quaker Fabric Corp.	495,407	3,299,411
*	Quality Dining, Inc.	217,600	609,280
	Quanex Corp.	494,502	22,786,652
*	Quanta Services, Inc.	2,621,150	16,827,783
*	Quantum Corp.- DLT	498,800	1,172,180
*	Quantum Fuel Systems Technologies Worldwide, Inc.	14,150	76,127
*	Quicklogic Corp.	144,500	380,180
*	Quigley Corp.	14,400	120,240
*	Quovadx, Inc.	501,945	913,540
*	R & B, Inc.	122,500	2,450,000

*	Radiologix, Inc.	205,792	802,589
*	Rag Shops, Inc.	55,755	204,621
*	Railamerica, Inc.	1,054,665	12,286,847
*	Raytech Corp.	26,800	52,528
*	RCM Technologies, Inc.	234,100	1,020,910
*	Reading International, Inc. Class A	213,799	1,656,942
*	Reading International, Inc. Class B	14,660	109,950
* #	RealNetworks , Inc.	300	1,491
* #	Redhook Ale Brewery, Inc.	126,500	384,560
*	Refac	11,357	53,662
	Regal-Beloit Corp.	658,683	14,530,547
*	Regent Communications, Inc.	1,111,524	6,402,378
*	Register.Com, Inc.	78,955	453,991
*	Reliability, Inc.	100,400	65,260
	Reliance Steel & Aluminum Co.	613,963	23,293,756
* #	Relm Wireless Corp.	59,254	106,657
*	Remec, Inc.	751,020	3,897,794
*	RemedyTemp, Inc.	184,200	1,444,128
*	Rent-Way, Inc.	658,000	4,803,400
*	Reptron Electronics, Inc.	73,300	0
*	Reptron Electronics, Inc.	2,856	17,993
*	Republic First Bancorp, Inc.	73,403	954,239
*	Res-Care, Inc.	528,510	5,591,636
	Resource America, Inc.	485,676	10,684,872
*	Restoration Hardware, Inc.	59,323	367,209
*	Retail Ventures, Inc.	945,473	6,467,035
*	Rex Stores Corp.	339,550	4,312,285
*	Rexhall Industries, Inc.	38,798	47,722
*	RF Monolithics, Inc.	19,600	139,356
#	Riggs National Corp.	840,684	19,756,074
*	Riverside Group, Inc.	3,200	40
*	Riverstone Networks, Inc.	9,900	7,326
	Riverview Bancorp, Inc.	56,600	1,159,734
*	Riviera Holdings Corp.	5,500	59,180
*	Riviera Tool Co.	16,500	33,825
	RLI Corp.	209,779	7,759,725
*	Roadhouse Grill, Inc.	125,600	27,004
	Roanoke Electric Steel Corp.	140,900	1,945,829
	Robbins & Myers, Inc.	421,000	8,041,100
* #	Robotic Vision Systems, Inc.	14,000	26,600
*	Rochester Medical Corp.	27,100	243,900
	Rock of Ages Co.	87,600	678,900
* #	Rockford Corp.	173,400	818,448
	Rock-Tenn Co. Class A	1,032,050	14,861,520
*	Rocky Shoes & Boots, Inc.	71,400	1,370,880
*	Rouge Industries, Inc. Class A	1,200	10
*	RTI International Metals, Inc.	641,450	9,551,191
*	RTW, Inc.	93,850	610,025
*	Rubio’s Restaurants, Inc.	194,869	1,685,617
	Ruddick Corp.	71,791	1,369,054
*	Rural/Metro Corp.	134,500	208,475
*	Rush Enterprises, Inc. Class A	105,400	1,101,430

*	Rush Enterprises, Inc. Class B	105,400	1,216,316
	Russ Berrie & Co., Inc.	19,400	374,420
	Russell Corp.	967,200	17,274,192
*	Ryan’s Restaurant Group, Inc.	401,712	5,519,523
	Ryerson Tull, Inc.	738,739	11,775,500
*	S&K Famous Brands, Inc.	78,600	1,167,210
*	Safeguard Scientifics, Inc.	993,100	1,767,718
*	SafeNet, Inc.	164,797	4,688,475
*	Safety Components International, Inc.	1,155	15,477
* #	Salton, Inc.	329,700	1,625,421
*	Sands Regent Casino Hotel	15,492	116,825
*	Sangamo BioSciences, Inc.	15,400	67,606
*	Sapient Corp.	500	3,750
*	Satcon Technology Corp.	101,000	221,190
	Saucony, Inc. Class A	5,500	129,250
	Saucony, Inc. Class B	48,100	1,113,996
	Sauer-Danfoss, Inc.	74,100	1,311,570
*	SBS Technologies, Inc.	239,580	2,458,091
*	ScanSoft, Inc.	106,858	456,284
*	Scheid Vineyards, Inc.	34,100	170,500
*	Schieb (Earl), Inc.	75,600	242,298
*	Schlotzskys, Inc.	164,000	43,460
*	Schuff International, Inc.	106,600	212,667
#	Schulman (A.), Inc.	746,886	14,982,533
	Schweitzer-Maudoit International, Inc.	84,100	2,557,481
*	SCM Microsystems, Inc.	329,561	939,249
	Scope Industries, Inc.	8,100	570,038
	SCPIE Holdings, Inc.	150,800	1,348,152
*	SCS Transportation, Inc.	422,321	7,838,278
	Seaboard Corp.	26,240	13,960,992
*	Seabulk International, Inc.	557,000	4,974,010
*	Seacor Smit, Inc.	557,366	24,061,490
*	Secom General Corp.	11,500	13,973
*	SED International Holdings, Inc.	11,350	17,593
*	SEEC, Inc.	2,200	407
*	Segue Software, Inc.	68,200	231,880
*	Selas Corp. of America	76,500	183,600
*	Selectica, Inc.	930,002	3,524,708
	Selective Insurance Group, Inc.	829,202	28,632,345
*	Semitool, Inc.	226,635	1,731,491
* #	SEMX Corp.	40,400	3,333
*	Seneca Foods Corp. Class B	10,500	195,300
*	Sequa Corp. Class A	94,900	5,052,476
*	Sequa Corp. Class B	28,900	1,589,500
*	Sequenom, Inc.	700,551	693,545
*	Service Corp. International	4,211,800	25,312,918
*	Servotronics, Inc.	400	1,658
* #	Shaw Group, Inc.	1,887,998	19,427,499
*	Shiloh Industries, Inc.	148,700	2,139,793
*	Shoe Carnival, Inc.	372,127	4,268,297
*	Shoe Pavilion, Inc.	9,500	26,125
*	Sholodge, Inc.	71,600	350,840

*	Shopko Stores, Inc.	851,000	14,398,920
*	Sifco Industries, Inc.	74,715	231,617
*	Sight Resource Corp.	75,200	865
*	Sigmatron International, Inc.	16,800	153,216
* #	Silicon Graphics, Inc.	1,681,500	2,656,770
	Simmons First National Corp. Class A	88,193	2,188,068
*	SimpleTech, Inc.	288,500	1,093,415
*	Sipex Corp.	490,900	2,341,593
*	Sitel Corp.	839,700	1,788,561
*	Six Flags, Inc.	2,729,700	15,204,429
*	Skechers U.S.A., Inc. Class A	476,632	6,339,206
	Skyline Corp.	118,700	4,534,340
* #	Skyworks Solutions, Inc.	815,161	6,790,291
*	SL Industries, Inc.	100	1,127
*	Smart & Final Food, Inc.	281,600	4,592,896
*	SmartDisk Corp.	1,000	235
*	Smith & Wollensky Restaurant Group, Inc.	160,400	914,280
	Smith (A.O.) Corp.	626,400	15,296,688
	Smith (A.O.) Corp. Convertible Class A	70,050	1,710,621
*	Smithway Motor Xpress Corp. Class A	73,800	293,650
*	Sola International, Inc.	484,200	9,345,060
*	Somera Communications, Inc.	93,400	125,156
	Sonic Automotive, Inc.	881,693	18,339,214
*	Sonic Foundry, Inc.	22,800	38,076
*	SonicWALL, Inc.	1,157,567	6,250,862
*	Sourcecorp, Inc.	469,494	10,399,292
	South Jersey Industries, Inc.	373,791	16,895,353
*	Southern Energy Homes, Inc.	180,800	754,840
*	Southwall Technologies, Inc.	131,500	78,900
	Southwest Gas Corp.	1,700	40,120
*	Southwestern Energy Co.	386,800	13,758,476
* #	Spacehab, Inc.	122,200	305,500
	Span-American Medical System, Inc.	24,000	263,520
*	SPAR Group, Inc.	6,000	5,760
*	Spartan Stores, Inc.	278,081	1,134,570
*	Sparton Corp.	120,503	1,084,527
*	Spectrum Control, Inc.	173,800	1,383,448
*	Spherion Corp.	1,782,089	13,044,891
*	Spinnaker Exploration Co.	1,009,666	34,469,997
*	Sport Chalet, Inc.	45,900	596,700
*	Sport Supply Group, Inc.	105,400	179,180
*	Sport-Haley, Inc.	60,800	235,296
*	Sports Club Co., Inc.	116,000	185,600
*	SportsLine.Com, Inc.	227,300	388,683
* #	SR Telecom, Inc.	11,987	21,097
*	SRI/Surgical Express, Inc.	52,500	315,000
*	Stamps.com, Inc.	97,504	1,454,760
	Standard Commercial Corp.	368,480	5,637,744
*	Standard Management Corp.	134,600	448,218
	Standard Motor Products, Inc. Class A	384,750	5,498,078
	Standard Register Co.	548,799	5,734,950
	Star Buffet, Inc.	7,200	46,440

	Starrett (L.S.) Co. Class A	64,600	917,320
	State Financial Services Corp. Class A	66,241	1,877,932
#	Steel Dynamics, Inc.	953,488	29,901,384
	Steel Technologies, Inc.	370,191	7,437,137
*	SteelCloud Co.	5,900	13,452
*	Steinway Musical Instruments, Inc.	168,900	4,798,449
*	Stellent, Inc.	507,534	3,507,060
	Stepan Co.	129,000	2,928,300
	Stephan Co.	51,500	316,725
	Stewart & Stevenson Services, Inc.	821,400	13,725,594
*	Stewart Enterprises, Inc.	3,081,205	20,983,006
	Stewart Information Services Corp.	513,700	18,770,598
*	Stifel Financial Corp.	38,572	1,053,401
*	Stillwater Mining Co.	1,261,480	18,064,394
*	Stoneridge, Inc.	637,200	9,462,420
*	StorageNetworks, Inc. Escrow Shares	362,800	9,832
*	Stragene Corp.	35,039	248,742
	Strategic Distribution, Inc.	65,178	977,670
*	Stratos International, Inc.	229,463	894,906
*	Stratus Properties, Inc.	94,450	1,233,611
	Stride Rite Corp.	1,103,500	10,902,580
*	Suburban Lodges of America, Inc. Escrow Shares	241,100	0
*	Summa Industries, Inc.	41,800	415,952
*	SumTotal Systems, Inc.	11,597	55,898
*	Suncoast Naturals, Inc.	625	325
*	Sundance Homes, Inc.	40,500	223
*	SunLink Health Systems, Inc.	65,400	366,240
* #	Sunrise Senior Living, Inc.	636,600	22,548,372
	Sunrise Telecom, Inc.	3,200	8,480
*	Suntron Corp.	92,475	429,084
*	Superior Consultant Holdings Corp.	3,900	23,595
* #	Superior Telecom, Inc.	126,600	1,266
	Superior Uniform Group, Inc.	136,600	1,877,567
	Supreme Industries, Inc.	56,610	349,284
*	Swift Energy Corp.	816,605	16,617,912
	SWS Group, Inc.	267,400	3,917,410
*	Sycamore Networks, Inc.	1,416,865	5,398,256
*	Sykes Enterprises, Inc.	738,599	3,353,239
*	Symmetricom, Inc.	561,441	4,513,986
*	Syms Corp.	343,900	3,421,805
*	Synalloy Corp.	88,350	879,083
	Sypris Solutions, Inc.	96,793	1,204,105
*	Systemax, Inc.	464,200	2,687,718
*	T-3 Energy Services, Inc.	880	5,095
*	Taitron Components, Inc.	6,500	11,700
	Tandy Brand Accessories, Inc.	63,700	859,950
*	Tarrant Apparel Group	287,100	318,681
	Tasty Baking Co.	220,500	1,761,795
	TB Woods Corp.	92,900	559,351
*	TeamStaff, Inc.	86,000	191,780
*	Technical Communications Corp.	6,300	26,145
*	Technology Solutions Corp.	64,000	64,000

*	TechTeam Global, Inc.	234,500	2,312,170
	Tecumseh Products Co. Class A	409,432	16,848,127
	Tecumseh Products Co. Class B	15,600	625,560
*	Tegal Corp.	66,300	73,593
*	Teleglobe International Holding, Ltd.	131,155	369,857
*	Teletech Holdings, Inc.	39,324	324,030
*	Tenneco Automotive, Inc.	363,120	4,880,333
*	Terayon Communication Systems, Inc.	121,300	197,719
*	Terex Corp.	884,413	31,953,842
*	Terra Industries, Inc.	2,193,100	16,448,250
*	Tesoro Petroleum Corp.	1,821,900	43,142,592
	Texas Industries, Inc.	628,957	27,548,317
	TF Financial Corp.	36,200	995,500
*	The Banc Corp.	106,438	686,525
*	The Dress Barn, Inc.	160,885	2,665,864
*	The Hallwood Group, Inc.	100	5,050
	The Marcus Corp.	603,400	11,464,600
#	The Phoenix Companies, Inc.	1,228,900	12,940,317
*	The Rowe Companies	9,400	50,760
*	Theragenics Corp.	857,500	3,215,625
*	TheStreet.com, Inc.	264,000	897,600
*	Third Wave Technologies	166,200	837,648
*	THQ, Inc.	37,285	708,042
*	Three-Five Systems, Inc.	622,500	1,823,925
*	TIBCO Software, Inc.	3,000	18,960
* #	Tickets.com, Inc.	14,500	8,845
*	TII Network Technologies, Inc.	98,200	111,948
	Timberland Bancorp, Inc.	56,400	1,283,100
*	Timco Aviation Services, Inc.	11,922	3,815
*	Time Warner Telecom, Inc.	253,756	1,164,740
*	Tipperary Corp.	126,900	425,750
	Titan International, Inc.	260,900	2,543,775
*	Titan Pharmaceuticals, Inc.	295,898	754,540
*	TL Administration Corp.	1,700	27
	Todd Shipyards Corp.	81,650	1,298,235
*	Todhunter International, Inc.	73,100	942,990
*	Torch Offshore, Inc.	276,800	589,584
*	Tower Automotive, Inc.	1,682,550	5,013,999
	Traffix, Inc.	262,300	1,683,966
*	Trailer Bridge, Inc.	111,200	561,560
*	Trammell Crow Co.	349,700	4,644,016
*	Trans World Entertainment Corp.	1,048,131	10,449,866
*	Transcat, Inc.	60,000	172,800
*	Transgenomic, Inc.	41,488	46,052
*	Transkaryotic Therapies, Inc.	198,133	3,120,595
	Trans-Lux Corp.	2,746	17,217
*	Transmeta Corp.	59,900	85,058
*	Transmontaigne Oil Co.	580,824	3,914,754
*	Transport Corp. of America	20,000	158,000
*	Transpro, Inc.	191,600	1,053,800
*	Transtechnology Corp.	97,300	802,725
	Tredegar Industries, Inc.	925,100	16,022,732

* #	Trenwick Group, Ltd.	199,776	2,797
* #	Trestle Holdings, Inc.	5,240	11,895
*	Triad Guaranty, Inc.	56,959	3,172,616
* #	Trico Marine Services, Inc.	684,930	178,082
	Trinity Industries, Inc.	1,299,200	36,052,800
*	Tripos, Inc.	7,200	29,376
*	Triquint Semiconductor, Inc.	729,370	2,771,606
*	Triumph Group, Inc.	465,817	14,999,307
*	TriZetto Group, Inc.	825,529	5,093,514
* #	Trump Hotels & Casino Resorts, Inc.	447,900	98,538
*	Tumbleweed Communications Corp.	37,100	77,910
*	Turnstone Systems, Inc.	243	0
*	Tut Systems, Inc.	13,500	26,177
*	Tweeter Home Entertainment Group, Inc.	707,109	4,037,592
	Twin Disc, Inc.	37,400	885,632
*	U.S. Concrete, Inc.	530,917	3,227,975
* #	U.S. Diagnostic, Inc.	20,800	2
*	U.S. Xpress Enterprises, Inc. Class A	163,490	2,718,839
	UICI	1,188,000	33,038,280
*	Ulticom, Inc.	96,362	921,221
	UMB Financial Corp.	535,469	25,836,379
* #	Unapix Entertainment, Inc.	9,300	38
*	Unico American Corp.	72,700	458,010
*	Unifi, Inc.	1,503,566	2,871,811
	Unifirst Corp.	256,200	7,360,626
	Union Bankshares Corp.	760	23,560
*	United American Healthcare Corp.,	17,950	95,135
	United Auto Group, Inc.	1,244,600	30,156,658
	United Community Financial Corp.	749,995	8,384,944
	United Fire & Casualty Co.	44,450	2,693,670
* #	United Rentals, Inc.	1,221,700	17,946,773
*	United Retail Group, Inc.	304,501	800,838
*	United Road Services, Inc.	5,380	538
*	Universal Access Global Holdings, Inc.	250	33
*	Universal American Financial Corp.	180,966	2,064,822
*	Universal Compression Holdings, Inc.	874,084	28,678,696
	Universal Forest Products, Inc.	99,843	2,984,307
*	Universal Stainless & Alloy Products, Inc.	118,900	1,571,858
	Unizan Financial Corp.	33,731	932,662
* #	Unova, Inc.	331,900	4,839,102
*	Urologix, Inc.	49,400	496,964
*	URS Corp.	1,181,096	29,173,071
* #	US Energy Corp.	25,700	57,568
*	USA Truck, Inc.	71,600	773,280
	Usec, Inc.	2,473,602	21,075,089
	USF Corp.	817,338	28,002,000
*	V.I. Technologies, Inc.	100	89
*	Vail Resorts, Inc.	817,823	14,851,666
* #	Valence Technology, Inc.	4,800	13,584
	Valhi, Inc.	213,152	3,112,019
	Valley National Gases, Inc.	13,800	129,720
*	Valpey Fisher Corp.	10,350	35,087

*	ValueClick, Inc.	94,900	686,127
*	Valuevision Media, Inc. Class A	9,900	123,651
*	Variflex, Inc.	68,100	515,449
*	Vastera, Inc.	706,795	1,328,775
*	Verilink Corp.	120,660	349,914
*	Veritas DGC, Inc.	986,300	23,109,009
*	Verso Technologies, Inc.	322,228	312,561
*	Verticalbuyer Inc.	7,773	58
	Vesta Insurance Group, Inc.	1,005,100	4,784,276
*	Vical, Inc.	514,142	2,509,013
*	Vicon Industries, Inc.	71,500	336,050
*	Viewpoint Corp.	1,400	2,492
*	Vignette Corp.	927,600	1,122,396
	Vintage Petroleum, Inc.	1,452,735	23,824,854
*	Virco Manufacturing Corp.	60,786	449,816
#	Visteon Corp.	2,697,665	25,169,214
*	Visual Networks, Inc.	26,900	67,250
* #	Vitech America, Inc.	700	2
*	Volt Information Sciences, Inc.	402,800	10,722,536
	Vulcan International Corp.	11,200	515,760
*	Vyyo, Inc.	134,614	720,320
	Walter Industries, Inc.	118,400	1,757,056
* #	Warnaco Group, Inc.	40,400	40
	Washington Savings Bank FSB	37,650	410,385
	Waste Industries USA, Inc.	238,100	2,547,670
*	WatchGuard Technologoes, Inc.	954,302	4,523,391
*	Water Pik Technologies, Inc.	106,700	1,427,646
*	Waterlink, Inc.	248,300	112
	Watsco, Inc. Class A	137,200	3,989,776
	Watts Water Technologies, Inc.	154,800	3,941,208
	Wausau-Mosinee Paper Corp.	1,316,999	20,624,204
*	Webb Interactive Services, Inc.	4,200	1,848
*	Webco Industries, Inc.	93,900	399,075
*	Weider Nutrition International, Inc.	166,500	537,795
	Weis Markets, Inc.	26,400	884,928
	Wellco Enterprises, Inc.	300	5,745
	Wellman, Inc.	861,000	6,362,790
* #	Wells-Gardner Electronics Corp.	61,241	318,453
*	Westaff, Inc.	192,900	578,893
	Westbank Corp.	1,143	24,186
*	Westcoast Hospitality Corp.	290,000	1,392,000
	Western Ohio Financial Corp.	23,400	798,642
*	Western Power & Equipment Corp.	4,091	2,536
*	Whitehall Jewelers, Inc.	349,100	2,757,890
*	Whiting Petroleum Corp.	37,989	896,920
* #	WHX Corp.	114,633	139,852
*	Wickes, Inc.	49,400	272
*	Williams Industries, Inc.	3,400	12,546
*	Willis Lease Finance Corp.	132,900	974,157
*	Wilshire Oil Co. of Texas	113,590	584,989
*	Wilsons The Leather Experts, Inc.	502,101	2,962,396
*	Wind River Systems, Inc.	196,120	2,127,902

*	Wireless WebConnect!, Inc.	4,500	13
*	Wolverine Tube, Inc.	429,700	4,932,956
	Woodward Governor Co.	8,066	474,281
*	Worldwide Restaurant Concepts, Inc.	757,705	2,454,964
*	Xanser Corp.	259,400	635,530
*	Xeta Corp.	30,500	112,850
*	Zapata Corp.	31,610	1,955,079
	Ziegler Co., Inc.	8,200	151,700
* #	Zoltek Companies, Inc.	309,048	2,243,688
*	Zomax, Inc.	604,746	2,050,694
*	Zones, Inc.	173,400	492,456
*	Zoran Corp.	553,931	8,718,874
*	Zygo Corp.	412,412	4,111,748
*	Zymetx, Inc.	16,400	697
TOTAL COMMON STOCKS (Cost $4,372,843,496)			5,179,032,769

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	257	0
*	American Banknote Corp. Warrants Series 2 10/10/07	257	0
* #	Angeion Corp. Warrants 10/31/20	315	0
*	Chart Industries, Inc. Warrants 09/15/10	3	31
*	Chiquita Brands International, Inc. Warrants 03/19/09	142,110	667,917
*	CSF Holding, Inc. Litigation Rights 12/30/99	40,500	0
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	24,411
*	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	0
*	Imperial Sugar Co. Warrants 08/29/08	9,694	19,000
*	Lodgian, Inc. Class A Warrants 11/25/07	3,433	154
*	Lodgian, Inc. Class B Warrants 11/25/09	10,609	504
*	Magnum Hunter Resources Warrants 03/21/05	9,740	3,409
*	Miltope Group, Inc. Contigent Value Rights	53,600	0
*	PMR Corp. Contingent Value Rights 08/05/04	105,000	105
*	Timco Aviation Services Warrants 02/27/07	25,879	3
TOTAL RIGHTS/WARRANTS (Cost $6,107,175)			715,534

		Face
		Amount	Value †
		(000)
BONDS — (0.0%)
*	Del Global Technologies Corp. Subordinated Promissory Note
*	6.000%, 03/28/07	$40	0
*	Timco Aviation Services, Inc. Jr. Subordinated Note
*	8.000%, 01/02/07	6	1
TOTAL BONDS (Cost $0)			1

TEMPORARY CASH INVESTMENTS — (8.2%)

Repurchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $337,563,000 U.S. Treasury Obligations, rates ranging from 1.875% to 2.75%, maturities ranging from 06/30/06 to 01/15/14, valued at $341,999,929) to be repurchased at $339,437,440 (Cost $339,422,920) ^	339,423	339,422,920

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $126,308,000 FHLMC Notes 2.00%, 02/23/06, valued at $125,676,460) to be repuchased at $123,356,694 (Cost $123,352,000)	123,352	123,352,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $462,774,920)		462,774,920

TOTAL INVESTMENTS — (100.0%) (Cost $4,841,725,591)††		$5,642,523,224

†                                          See Security Valuation Note.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

^                                          Security purchased with cash proceeds from securities on loan.

††                                    The cost for federal income tax purposes is $4,844,076,147.

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.1%)
*	1-800 CONTACTS, Inc.	26,536	$373,892
*	1-800-FLOWERS.COM, Inc.	57,823	430,203
	1st Independence Financial Group, Inc.	1,100	21,153
	1st Source Corp.	39,041	985,785
#	21st Century Holding Co.	1,100	16,225
	21st Century Insurance Group	158,300	2,068,981
*	24/7 Real Media, Inc.	3,180	10,399
*	3-D Systems Corp.	24,300	276,777
*	4Kids Entertainment, Inc.	27,700	482,811
* #	8X8, Inc.	19,200	39,936
* #	99 Cents Only Stores	121,500	1,573,425
*	@Road, Inc.	108,400	434,684
*	A. B. Watley Group, Inc.	9,400	1,880
*	A.C. Moore Arts & Crafts, Inc.	38,900	790,837
*	A.D.A.M., Inc.	700	1,673
* #	aaiPharma, Inc.	47,250	109,147
*	Aames Financial Corp.	240	672
*	AAON, Inc.	13,100	222,045
*	AAR Corp.	63,683	681,408
	Aaron Rents, Inc. Class A	8,550	160,141
	Aaron Rents, Inc. Class B	32,400	665,496
*	Abaxis, Inc.	18,300	275,415
	ABC Bancorp	8,310	150,826
*	Abgenix, Inc.	177,434	1,765,468
*	Abiomed, Inc.	43,670	425,346
*	Able Laboratories, Inc.	34,200	735,300
*	Ablest, Inc.	2,100	13,419
	ABM Industries, Inc.	97,800	1,756,488
	Abrams Industries, Inc.	200	760
*	ABX Air, Inc.	66,600	388,944
*	Acacia Research-Acacia Technologies Common Stock	20,960	60,784
*	Acacia Research-CombiMatrix Corp.	10,434	33,493
*	Accelrys, Inc.	52,900	312,110
*	Access Pharmaceuticals, Inc.	30,700	119,730
* #	Acclaim Entertainment, Inc.	55,700	2,479
*	Accredo Health, Inc.	80,500	1,758,925
*	Ace Cash Express, Inc.	26,542	726,189
*	Ace Comm Corp.	7,500	9,375
	Aceto Corp.	31,750	487,680
*	Aclara Biosciences, Inc.	60,271	214,565
*	Acme Communications, Inc.	32,800	212,216

	Acme United Corp.	3,400	28,866
*	ACT Manufacturing, Inc.	800	4
*	ACT Teleconferencing, Inc.	27,900	36,828
*	Actel Corp.	50,500	729,725
*	Acterna Corp.	122,100	3,052
	Action Performance Companies, Inc.	36,700	400,764
*	ActivCard Corp.	84,843	514,997
*	Active Power, Inc.	84,900	247,059
*	Actuant Corp.	47,480	1,796,643
*	Actuate Corp.	122,900	384,677
	Acuity Brands, Inc.	27,700	637,377
	Adams Resources & Energy, Inc.	4,200	54,180
*	Adaptec, Inc.	212,100	1,480,458
*	Addvantage Technologies Group, Inc.	4,200	16,086
*	ADE Corp.	13,300	255,626
*	Adept Technology, Inc.	7,000	8,750
*	Administaff, Inc.	53,200	540,512
*	Adolor Corp.	77,600	892,400
*	Advanced Digital Information Corp.	128,900	1,219,394
*	Advanced Energy Industries, Inc.	65,300	637,328
* #	Advanced Magnetics, Inc.	12,300	178,350
	Advanced Marketing Services, Inc.	38,150	474,204
*	Advanced Materials Group, Inc.	237	150
*	Advanced Medical Optics, Inc.	59,000	2,195,980
*	Advanced Neuromodulation Systems, Inc.	39,600	1,161,072
*	Advanced Nutraceuticals, Inc.	700	1,855
* #	Advanced Photonix, Inc. Class A	9,000	15,300
*	Advanced Power Technology, Inc.	20,195	155,501
	Advanta Corp. Class A	18,317	411,235
	Advanta Corp. Class B Non-Voting	35,442	832,887
*	Advent Software, Inc.	66,285	1,118,891
	Advo, Inc.	60,650	1,794,027
*	Aehr Test Systems	7,100	21,087
*	AEP Industries, Inc.	13,000	136,110
*	AeroCentury Corp.	300	717
*	Aeroflex, Inc.	148,450	1,496,376
*	Aeropostale, Inc.	102,250	3,185,087
*	Aerosonic Corp.	3,900	20,085
*	Aether Systems, Inc.	87,642	256,791
*	Aetrium, Inc.	9,300	44,361
*	AFC Enterprises, Inc.	39,800	761,772
* #	Affiliated Managers Group, Inc.	55,050	2,700,202
*	Affinity Technology Group, Inc.	29,100	1,309
*	Aftermarket Technology Corp.	41,150	545,237
*	Agile Software Corp.	104,600	797,052
* #	Agility Capital, Inc.	5,900	38
	Agilysys, Inc.	64,388	1,003,165
*	Air Methods Corp.	20,270	171,484
	Airgas, Inc.	47,200	1,050,200
*	Airnet Systems, Inc.	19,400	78,764
*	Airspan Networks, Inc.	74,000	304,140
* #	Airtran Holdings, Inc.	169,000	2,053,350

*	AK Steel Holding Corp.	217,400	1,323,966
* #	Akamai Technologies, Inc.	97,313	1,308,860
* #	Akorn, Inc.	19,500	58,500
* #	Aksys, Ltd.	59,600	323,628
	Alabama National Bancorporation	30,789	1,839,951
	Alamo Group, Inc.	12,500	212,375
*	Alaska Air Group, Inc.	53,600	1,261,744
*	Alaska Communications Systems Group, Inc.	22,200	119,214
	Albany International Corp. Class A	59,872	1,745,269
*	Albany Molecular Research, Inc.	63,478	662,710
	Albemarle Corp.	78,881	2,623,582
*	Alderwoods Group, Inc.	6,000	55,260
#	Aldila, Inc.	4,633	59,349
	Alexander & Baldwin, Inc.	72,795	2,241,358
*	Alexion Pharmaceuticals, Inc.	54,000	883,440
	Alfa Corp.	160,261	2,219,615
	Alico, Inc.	7,000	308,000
*	Align Technology, Inc.	119,210	1,826,297
*	Alkermes, Inc.	179,311	1,906,076
*	All American Semiconductor, Inc.	4,000	24,600
	Allegheny Technologies, Inc.	145,700	2,740,617
	Allen Organ Co. Class B	800	47,192
*	Alliance Gaming Corp.	102,860	1,533,643
*	Alliance Imaging, Inc.	93,300	587,790
*	Alliance Semiconductor Corp.	64,900	247,918
*	Allied Defense Group, Inc.	12,400	225,680
*	Allied Healthcare International, Inc.	36,000	203,400
*	Allied Healthcare Products, Inc.	6,700	35,523
*	Allied Holdings, Inc.	8,300	24,568
*	Allied Motion Technologies, Inc.	2,900	17,165
*	Allmerica Financial Corp.	27,600	800,400
* #	Allos Therapeutics, Inc.	55,700	111,957
*	Allou Health Care, Inc. Class A	7,100	177
*	Alloy, Inc.	71,200	289,072
*	Allscripts Healthcare Solutions, Inc.	78,800	512,200
*	Almost Family, Inc.	1,600	12,784
*	Alpha Technologies Group, Inc.	7,100	10,366
	Alpharma, Inc. Class A	85,500	1,168,785
*	Alpine Group, Inc.	13,500	40,500
*	Alteon, Inc.	61,700	58,615
* #	Alterra Healthcare Corp.	4,900	0
*	Altiris, Inc.	52,900	1,255,317
	Ambassadors Group, Inc.	9,800	274,400
	Ambassadors, Inc.	9,800	118,874
*	AMC Entertainment, Inc.	64,200	1,232,640
*	Amcast Industrial Corp.	8,500	20,230
	Amcol International Corp.	58,400	999,224
	Amcore Financial, Inc.	49,660	1,396,439
*	Amedisys, Inc.	24,593	636,467
*	AMEN Properties, Inc.	1,975	4,888
*	Amerco, Inc.	13,900	391,980
*	America Services Group, Inc.	14,172	537,686

*	America West Holdings Corp. Class B	70,500	465,300
*	American Banknote Corp.	88	13
*	American Biltrite, Inc.	3,400	40,732
*	American Building Control, Inc.	14,000	14,560
* #	American Business Financial Services, Inc.	5,074	21,463
*	American Claims Evaluation, Inc.	1,000	1,750
*	American Dental Partners, Inc.	10,500	190,050
*	American Ecology Corp.	14,350	131,446
*	American Greetings Corp. Class A	89,600	2,156,672
* #	American Healthways, Inc.	65,500	1,768,500
*	American Indemnity Financial Escrow	800	0
*	American Independence Corp.	8,400	127,344
#	American Italian Pasta Co.	34,200	925,110
*	American Locker Group, Inc.	300	3,184
*	American Medical Electronics, Inc. (Escrow-Bonus)	4,400	0
*	American Medical Electronics, Inc. (Escrow-Earnings)	4,400	0
*	American Medical Security Group, Inc.	27,100	610,834
*	American Medical Systems Holdings, Inc.	66,633	2,102,937
	American Pacific Corp.	7,100	52,895
*	American Physicians Capital, Inc.	16,200	445,176
	American Physicians Services Group, Inc.	100	955
*	American Retirement Corp.	49,100	288,708
*	American Science & Engineering, Inc.	14,900	319,456
	American Shared Hospital Services	5,100	25,245
	American Software, Inc. Class A	40,105	240,590
	American States Water Co.	29,650	736,802
*	American Superconductor Corp.	55,400	662,030
*	American Technical Ceramics Corp.	8,000	54,000
	American Vanguard Corp.	621	18,885
*	American West Bancorporation	3,552	63,084
	American Woodmark Corp.	16,438	1,137,838
	Americana Bancorp, Inc.	2,712	42,768
*	America’s Car-Mart, Inc.	14,800	474,636
* #	AMERIGROUP Corp.	49,500	2,541,330
*	AmeriServe Financial, Inc.	26,100	134,702
	Ameristar Casinos, Inc.	54,070	1,472,326
	Ameron International Corp.	16,000	581,600
	AmerUs Group Co.	46,844	1,867,202
*	Amistar Corp.	1,600	4,272
*	Amkor Technology, Inc.	1,900,000	7,196
*	AML Communications, Inc.	7,800	9,477
*	AMN Healthcare Services, Inc.	58,700	678,572
	Ampco-Pittsburgh Corp.	9,600	127,008
*	Ampex Corp. Class A	5,925	14,753
* #	AMR Corp.	25,000	223,500
	Amrep Corp.	6,500	120,087
*	Amsurg Corp.	60,434	1,350,084
*	Amtech Systems, Inc.	1,900	8,208
*	AMX Corp.	11,000	198,000
*	Anadigics, Inc.	62,800	235,500

*	Analex Corp.	26,900	83,390
	Analogic Corp.	25,100	1,034,873
*	Analysts International Corp.	43,900	133,895
* #	Analytical Surveys, Inc.	730	1,285
*	Anaren, Inc.	40,300	476,346
	Anchor Bancorp Wisconsin, Inc.	45,940	1,157,688
	Andersons, Inc.	8,200	145,140
*	Angeion Corp.	215	314
	Angelica Corp.	16,100	375,935
*	Angelo & Maxie’s, Inc.	2,016	1,784
*	Anika Therapeutics, Inc.	9,900	129,096
#	Anixter International, Inc.	73,500	2,592,345
*	Ansoft Corp.	23,121	345,659
*	AnswerThink, Inc.	89,425	505,251
*	Ansys, Inc.	30,700	1,384,570
*	Anteon International Corp.	71,100	2,335,635
*	Anthony and Sylvan Pools Corp.	3,768	16,108
* #	Antigenics, Inc.	85,613	540,218
*	AP Pharma, Inc.	45,823	55,904
*	APA Optics, Inc.	11,800	17,700
*	APAC Teleservices, Inc.	106,450	175,642
*	Aphton Corp.	75,239	297,194
	Apogee Enterprises, Inc.	54,800	617,596
* #	Apogee Technology, Inc.	5,400	23,220
*	Applica, Inc.	45,700	183,714
*	Applied Extrusion Technologies, Inc.	21,600	3,888
*	Applied Films Corp.	29,661	590,254
*	Applied Imaging Corp.	15,100	11,929
	Applied Industrial Technologies, Inc.	38,100	1,138,428
*	Applied Innovation, Inc.	15,100	51,340
*	Applied Micro Circuits Corp.	96,600	323,610
	Applied Signal Technologies, Inc.	22,000	763,180
*	Applix, Inc.	26,500	118,720
* #	Apria Healthcare Group, Inc.	54,100	1,527,784
*	Apropos Technology, Inc.	34,600	111,758
	Aptargroup, Inc.	38,500	1,749,440
*	aQuantive, Inc.	121,825	1,055,004
*	Aquila, Inc.	391,200	1,154,040
* #	Aradigm Corp.	85,090	69,774
*	Arch Capital Group, Ltd.	5,900	215,940
	Arch Chemicals, Inc.	46,822	1,278,241
*	Arch Wireless, Inc.	39,400	1,201,700
	Arctic Cat, Inc.	28,330	739,980
* #	Ardent Communications, Inc.	12,900	32
*	Arena Pharmaceuticals, Inc.	49,578	205,253
*	Argonaut Group, Inc.	52,801	968,370
*	Argonaut Technologies, Inc.	12,000	12,960
*	Argosy Gaming Corp.	58,900	1,969,027
*	Ariad Pharmaceuticals, Inc.	104,600	497,896
*	Ariba, Inc.	114,195	849,611
*	Ark Restaurants Corp.	2,700	66,636
	Arkansas Best Corp.	50,000	1,722,500

*	Arlington Hospitality, Inc.	4,900	15,802
*	Armor Holdings, Inc.	65,500	2,322,630
* #	Armstrong Holdings, Inc.	4,400	6,292
* #	Arotech Corp.	90,691	130,595
*	Arqule, Inc.	57,674	283,756
*	Array BioPharma, Inc.	57,615	391,782
#	Arrhythmia Research Technology, Inc.	4,800	63,360
*	Arris Group, Inc.	161,500	736,440
	Arrow Financial Corp.	9,941	296,242
	Arrow International, Inc.	87,500	2,471,875
*	Art Technology Group, Inc.	100,500	96,580
	Artesian Resources Corp. Class A	1,815	50,058
*	Artesyn Technologies, Inc.	77,900	662,929
*	Arthrocare Corp.	42,510	1,020,240
*	Artisan Components, Inc.	43,700	1,203,935
* #	Artisoft, Inc	2,400	4,560
*	Arts Way Manufacturing Co., Inc.	200	956
*	ASA International. Ltd.	640	2,861
	ASB Financial Corp.	1,000	23,990
*	Asbury Automotive Group, Inc.	132,200	1,821,716
*	Ascential Software Corp.	66,079	856,384
*	Ashworth, Inc.	26,071	221,603
*	Ask Jeeves, Inc.	95,600	2,477,952
*	Aspect Communications Corp.	114,683	981,686
*	Aspect Medical Systems, Inc.	39,400	630,400
*	Aspen Technology, Inc.	82,564	478,046
* #	Astea International, Inc.	2,900	17,052
*	Astec Industries, Inc.	39,500	652,935
	Astro-Med, Inc.	9,830	91,419
*	Astronics Corp.	5,500	27,280
*	Astronics Corp. Class B	2,225	10,680
* #	AstroPower, Inc.	6,550	65
*	ASV, Inc.	24,403	741,119
*	Asyst Technologies, Inc.	94,700	431,832
* #	ATA Holdings Corp.	23,379	45,589
*	Atari, Inc.	218,209	320,767
*	AtheroGenics, Inc.	74,000	1,242,460
*	Atlantic American Corp.	21,100	63,300
*	Atlantic Premium Brands, Ltd.	2,000	2,600
*	Atlantis Plastics, Inc.	4,400	63,800
*	Atlas Air Worldwide Holdings, Inc.	100	0
*	ATMI, Inc.	61,600	1,160,544
	Atmos Energy Corp.	99,400	2,513,826
* #	ATP Oil & Gas Corp.	53,900	475,398
	Atrion Corp.	1,700	78,200
*	Atrix Labs, Inc.	38,900	1,149,884
* #	ATS Medical, Inc.	2,200	7,986
*	Atwood Oceanics, Inc.	27,700	1,157,029
*	Audiovox Corp. Class A	39,100	635,375
*	August Technology Corp.	35,500	340,090
*	Ault, Inc.	4,500	13,725
*	Aura Systems, Inc.	5,295	207

*	Aurora Foods, Inc.	44	0
* #	Authentidate Holding Corp.	65,900	461,300
*	autobytel.com, Inc.	83,300	586,432
*	Avalon Holding Corp. Class A	1,550	4,565
*	Avanex Corp.	264,595	603,277
*	Avanir Pharmaceuticals Class A	102,700	261,885
*	Avant Immunotherapeutics, Inc.	141,134	256,864
*	Avatar Holdings, Inc.	8,700	376,623
	Avatech Solutions, Inc	1,851	981
* #	Avi Biopharma, Inc.	68,700	188,238
*	Aviall, Inc.	64,800	1,296,000
*	Avici Systems, Inc.	24,143	216,804
*	Avid Technology, Inc.	45,100	1,951,477
*	Avigen, Inc.	40,100	143,157
	Avista Corp.	96,800	1,730,784
*	Avocent Corp.	52,600	1,499,626
*	Avteam, Inc. Class A	200	0
*	Aware, Inc.	44,159	123,645
*	Axcelis Technologies, Inc.	198,100	1,545,180
*	Axonyx, Inc.	1,300	5,525
*	AXS-One, Inc.	50,400	108,360
*	Axsys Technologies, Inc.	7,050	90,945
*	AXT, Inc.	38,700	56,889
*	Aztar Corp.	62,100	1,543,806
*	AZZ, Inc.	8,200	116,850
	Badger Meter, Inc.	3,200	139,360
*	Badger Paper Mills, Inc.	1,000	4,530
	Bairnco Corp.	7,300	62,853
*	Baker (Michael) Corp.	7,600	112,328
	Balchem Corp.	4,700	129,673
	Baldor Electric Co.	65,833	1,461,493
	Baldwin & Lyons, Inc. Class B	12,625	319,160
*	Baldwin Technology, Inc. Class A	13,300	45,220
*	Ballantyne Omaha, Inc.	11,900	38,675
*	Bally Total Fitness Holding Corp.	68,000	267,240
*	Bancinsurance Corp.	5,700	44,175
	Bandag, Inc.	18,200	832,832
	Bandag, Inc. Class A	9,600	399,360
	Bank of Granite Corp.	16,400	311,600
	Bank of The Ozarks	15,200	398,240
	BankAtlantic Bancorp, Inc. Class A	11,285	199,857
*	Bankrate, Inc.	7,000	75,040
*	BankUnited Financial Corp. Class A	59,975	1,696,093
	Banner Corp.	23,189	659,959
	Banta Corp.	49,800	1,927,758
	Barnes Group, Inc.	46,200	1,200,276
	Barnwell Industries, Inc.	400	17,784
*	Barrett Business Services, Inc.	5,800	85,260
*	Barry (R.G.) Corp.	9,500	24,225
	Bassett Furniture Industries, Inc.	22,899	430,501
	Bay View Capital Corp.	9,255	171,125
*	Baycorp Holdings, Ltd.	484	5,481

*	BE Aerospace, Inc.	74,000	784,400
*	Beasley Broadcast Group, Inc.	14,848	222,720
#	Beazer Homes USA, Inc.	12,553	1,225,800
* #	Bebe Stores, Inc.	78,000	1,417,260
	BEI Technologies, Inc.	29,500	821,280
	Bel Fuse, Inc. Class A	2,600	82,849
	Bel Fuse, Inc. Class B	5,250	198,817
*	Belden CDT, Inc.	83,439	1,671,283
*	Bell Industries, Inc.	8,900	24,831
*	Bell Microproducts, Inc.	54,300	412,137
*	Benchmark Electronics, Inc.	81,500	2,343,940
*	Benihana, Inc.	1,000	13,100
*	Benihana, Inc. Class A	150	1,957
*	Bentley Pharmaceuticals, Inc.	41,560	469,628
	Berry Petroleum Corp. Class A	44,700	1,382,124
* #	Bethlehem Steel Corp.	37,300	119
*	Beverly Enterprises	214,500	1,537,965
	Beverly Hills Bancorp, Inc.	137	1,304
*	Beyond.com Corp.	540	5
	BHA Group Holdings, Inc. Class A	6,100	231,800
*	Big 4 Ranch, Inc.	3,200	0
*	Big City Radio, Inc.	6,400	800
*	Big Dog Holdings, Inc.	1,500	9,256
* #	Big Lots, Inc.	4,400	53,636
*	BindView Development Corp.	94,500	297,675
*	Bio Imaging Technologies, Inc.	21,400	100,366
*	Bioanalytical Systems, Inc.	4,600	20,843
*	Biocryst Pharmaceuticals, Inc.	43,000	253,270
* #	Bioenvision, Inc.	56,600	451,102
#	BioLase Technology, Inc.	48,508	461,311
*	Bio-Logic Systems Corp.	4,200	25,032
*	BioMarin Pharmaceutical, Inc.	128,685	777,257
*	Bio-Rad Laboratories, Inc. Class A	20,000	1,006,800
*	Bio-Reference Laboratories, Inc.	24,012	298,229
* #	BioSante Pharmaceuticals, Inc.	33,400	231,128
* #	Biosite, Inc.	31,300	1,482,055
*	Biosource International, Inc.	9,600	64,608
*	Biospecifics Technologies Corp.	4,500	7,200
*	BioSphere Medical, Inc.	28,000	91,560
* #	BioTime, Inc.	11,000	13,310
*	Bioveris Corp.	30,900	222,789
*	Bitstream, Inc.	8,400	14,708
	BIW, Ltd.	800	14,920
*	BJ’s Restaurants, Inc.	39,482	579,596
	Black Box Corp.	33,200	1,203,168
	Black Hills Corp.	64,059	1,784,043
	Blair Corp.	15,400	431,200
*	Blonder Tongue Laboratories, Inc.	9,800	31,850
*	Blount International, Inc.	61,800	670,530
*	Blue Coat Systems, Inc.	20,686	302,429
*	Blue Martini Software, Inc.	24,100	65,311
*	Bluegreen Corp.	51,365	603,539

	Blyth, Inc.	41,900	1,257,419
*	BMC Industries, Inc.	10,000	23
*	BNS Co. Class A	4,120	26,677
	Bob Evans Farms, Inc.	65,538	1,641,072
*	Boca Resorts, Inc.	74,945	1,438,944
*	Bogen Communications International, Inc.	12,500	57,500
*	Bolt Technology Corp.	5,400	21,060
*	Bombay Co., Inc.	71,100	391,050
*	Bone Care International, Inc.	37,721	926,428
*	Bontex, Inc.	200	52
	Bon-Ton Stores, Inc.	25,217	332,612
*	Bookham Technologies P.L.C. ADR	93,479	61,696
	Books-a-Million, Inc.	18,300	126,819
*	Borland Software Corp.	161,500	1,312,995
	Boston Acoustics, Inc.	4,600	63,250
*	Boston Beer Company, Inc. Class A	18,000	391,680
*	Boston Biomedical, Inc.	6,700	21,775
*	Boston Communications Group, Inc.	36,600	287,310
#	Boston Private Financial Holdings, Inc.	54,600	1,330,056
	Bostonfed Bancorp, Inc.	4,300	179,052
*	Bottomline Technologies, Inc.	33,879	289,327
	Bowne & Co., Inc.	70,000	939,400
	Boyd Gaming Corp.	103,200	2,801,880
*	Boyds Collection, Ltd.	121,517	306,223
*	Bradley Pharmaceuticals, Inc. Class A	30,351	731,459
#	Brady (W.H.) Co. Class A	44,000	1,937,320
*	Braun Consulting, Inc.	30,100	31,304
*	Breed Technologies, Inc.	36,800	920
	Bridgford Foods Corp.	10,400	88,400
*	Brigham Exploration Co.	84,011	684,690
*	Bright Horizons Family Solutions, Inc.	6,600	326,634
*	Brightpoint, Inc.	35,900	475,675
*	BrightStar Information Technology Group, Inc.	10,700	267
*	Brillian Corp.	7,049	60,974
*	Brilliant Digital Entertainment, Inc.	18,000	1,710
* #	BriteSmile, Inc.	785	8,046
*	Broadview Media, Inc.	200	1,310
* #	BroadVision, Inc.	66,977	175,480
*	Brocade Communications Systems, Inc.	80,100	394,893
#	Brookline Bancorp, Inc.	118,055	1,787,353
*	Brooks Automation, Inc.	88,339	1,098,054
*	Brookstone, Inc.	40,375	635,906
*	Brooktrout, Inc.	26,082	222,740
	Brown Shoe Company, Inc.	36,300	962,676
*	Bruker BioSciences Corp.	178,145	635,978
*	Brush Engineered Materials, Inc.	37,900	776,571
	Bryn Mawr Bank Corp.	1,600	32,384
*	BSQUARE Corp.	12,600	7,560
*	BTU International, Inc.	12,900	48,388
*	Buca, Inc.	38,571	183,212
*	Buckeye Technology, Inc.	72,283	771,260
	Buckle, Inc.	30,000	778,500

	Building Materials Holding Corp.	26,798	606,171
*	Bull Run Corp.	3,700	943
	Burlington Coat Factory Warehouse Corp.	85,649	1,645,317
*	Bush Industries, Inc. Class A	800	280
*	Butler International, Inc.	8,400	14,280
	C & D Technologies, Inc.	49,900	803,390
	C & F Financial Corp.	300	10,786
*	C-COR.net Corp.	86,000	675,960
* #	C-Phone Corp.	8,900	147
*	Cabot Microelectronics Corp.	49,600	1,656,144
	Cabot Oil & Gas Corp. Class A	65,800	2,658,978
*	Cache, Inc.	31,250	420,000
*	Caci International, Inc. Class A	55,400	2,697,426
	Cadmus Communications Corp.	8,900	133,856
*	Cagle’s, Inc. Class A	2,000	27,000
*	Cal Dive International, Inc.	76,400	2,282,068
*	Calamp Corp.	44,200	258,570
	Calavo Growers, Inc.	25,643	283,868
	Calgon Carbon Corp.	78,100	534,985
*	California Coastal Communities, Inc.	10,000	199,900
	California First National Bancorp	10,400	136,604
*	California Micro Devices Corp.	40,700	218,152
*	California Pizza Kitchen, Inc.	38,300	731,147
	California Water Service Group	35,600	1,012,820
*	Caliper Life Sciences, Inc.	57,574	367,322
	Callaway Golf Co.	150,400	1,818,336
*	Callidus Software	32,000	124,800
*	Callon Petroleum Corp.	34,062	392,054
*	Calloways Nursery, Inc.	1,200	288
#	Cal-Maine Foods, Inc.	43,600	471,752
*	Calton, Inc.	4,480	1,478
*	CAM Commerce Solutions, Inc.	3,000	44,670
	Cambrex Corp.	51,700	1,115,169
*	Cambridge Heart, Inc.	100	40
	Camco Financial Corp.	7,516	113,492
*	Candela Corp.	44,910	448,202
* #	Candies, Inc.	54,174	149,520
*	Candlewood Hotel Co., Inc.	1,500	93
*	Cannon Express, Inc. Class A	200	0
*	Cannondale Corp.	300	12
*	Cantel Medical Corp.	19,240	524,290
*	Canterbury Consulting Group, Inc.	1,571	848
*	Canyon Resources Corp.	55,900	223,041
	Capital Corp. of the West	5,046	198,812
*	Capital Crossing Bank	11,800	275,530
*	Capital Pacific Holdings, Inc.	14,500	58,725
*	Capital Senior Living Corp.	52,400	240,516
	Capital Southwest Corp.	300	23,100
	Capitol Bancorp, Ltd.	8,564	246,386
*	Caprius, Inc.	548	132
*	Capstone Turbine Corp.	78,300	135,459
*	Captaris, Inc.	61,500	301,350

*	Captiva Software Corp.	4,400	46,244
*	Caraco Pharmaceutical Laboratories, Ltd.	33,550	238,205
*	Caraustar Industries, Inc.	56,584	897,988
	Carbo Ceramics, Inc.	31,900	2,052,765
*	Cardiac Sciences, Inc.	144,900	282,555
*	Cardima, Inc.	1,800	810
*	CardioDynamics International Corp.	99,864	516,297
*	CardioGenesis Corp.	6,900	4,209
* #	Cardiotech International, Inc.	32,863	104,504
*	Career Blazers, Inc. Trust Units	800	0
	Carmike Cinemas, Inc.	24,000	816,000
	Carpenter Technology Corp.	45,600	2,020,080
*	Carreker Corp.	21,871	223,084
*	Carriage Services, Inc. Class A	32,400	147,420
*	Carrier Access Corp.	67,389	464,310
*	Carrington Laboratories, Inc.	9,800	36,162
*	Carrizo Oil & Gas, Inc.	14,100	109,980
	Cascade Corp.	24,200	624,360
	Cascade Natural Gas Corp.	22,400	466,592
*	Casella Waste Systems, Inc. Class A	46,981	539,812
	Casey’s General Stores, Inc.	100,110	1,652,816
	Cash America International, Inc.	53,800	1,244,932
*	Castle (A.M.) & Co.	15,437	140,477
	Castle Energy Corp.	6,600	69,300
*	Casual Male Retail Group, Inc.	68,400	402,876
*	Catalina Lighting, Inc.	1,760	18,480
*	Catalina Marketing Corp.	99,100	2,229,750
*	Catalyst International, Inc.	7,600	18,620
*	Catalyst Semiconductor, Inc.	35,140	184,485
*	Catalytica Energy Systems, Inc.	19,891	43,760
*	Catapult Communications Corp.	25,391	606,845
	Cathay Bancorp, Inc.	38,961	2,714,413
	Cato Corp. Class A	40,300	852,345
*	Cavalier Homes, Inc.	34,860	169,071
#	Cavalry Bancorp, Inc.	500	8,000
*	Cavco Industries, Inc.	3,852	146,838
	CCA Industries, Inc.	11,800	88,264
* #	CCC Information Services Group, Inc.	26,100	449,703
*	CD Warehouse, Inc.	3,300	6
*	CD&L, Inc.	2,600	3,900
	CDI Corp.	39,300	825,300
*	CEC Entertainment Inc.	74,750	2,516,832
*	Celadon Group, Inc.	15,700	266,115
*	Celebrity, Inc. Escrow Shares	1,300	0
	Celeritek, Inc.	23,900	83,650
*	Cell Genesys, Inc.	89,352	740,728
* #	Cell Therapeutics, Inc.	101,100	573,237
*	Cellegy Pharmaceuticals, Inc.	46,100	193,159
*	CellStar Corp.	37,748	181,568
*	Centene Corp.	40,900	1,617,186
*	Centennial Communications Corp.	49,800	264,438
#	Center Bancorp, Inc.	1,890	23,058

	Center Financial Corp.	12,960	220,579
*	CenterSpan Communication Corp.	1,100	220
*	Centillium Communications, Inc.	68,569	183,079
*	Centra Software, Inc.	45,500	68,250
	Central Bancorp, Inc.	1,600	52,000
*	Central European Distribution Corp.	31,727	776,994
*	Central Garden & Pet Co.	36,800	1,153,312
	Central Pacific Financial Corp.	32,200	899,990
	Central Parking Corp.	69,837	1,134,851
	Central Vermont Public Service Corp.	24,200	509,410
*	Century Aluminum Co.	63,390	1,570,804
	Century Bancorp Income Class A	1,000	31,550
*	Century Business Services, Inc.	148,957	633,067
*	Cenveo, Inc.	95,300	296,383
*	Cepheid, Inc.	83,406	642,226
*	Ceradyne, Inc.	32,250	1,255,492
	Cerberonics, Inc. Class A	200	1,800
*	Ceres Group, Inc.	65,595	354,869
* #	Cerner Corp.	49,309	2,160,227
*	Cerus Corp.	39,700	85,355
*	CEVA, Inc.	10,833	77,456
	CFS Bancorp, Inc.	23,320	315,520
	CH Energy Group, Inc.	31,500	1,436,715
*	Chad Therapeutics, Inc.	10,000	39,200
*	Champion Enterprises, Inc.	142,100	1,368,423
	Champion Industries, Inc.	9,674	39,180
*	Championship Auto Racing Teams, Inc.	8,900	89
*	Champps Entertainment, Inc.	24,040	191,118
*	Channell Commercial Corp.	6,600	24,519
*	Charles and Colvard, Ltd.	26,100	158,427
*	Charles River Associates, Inc.	9,000	271,350
*	Charlotte Russe Holding, Inc.	43,200	617,328
*	Charming Shoppes, Inc.	227,277	1,559,120
* #	Chart Industries, Inc.	23	960
* #	Charter Communications, Inc.	291,385	929,518
	Charter Financial Corp.	22,811	745,692
	Chase Corp.	4,000	66,360
*	Chattem, Inc.	39,400	1,201,306
*	Chaus (Bernard), Inc.	1,300	1,521
*	Checkers Drive-In Restaurant, Inc.	23,507	250,114
*	Checkpoint Systems, Inc.	75,100	1,134,010
	Chemed Corp.	24,300	1,328,967
	Chemical Financial Corp.	47,899	1,643,415
* #	Cheniere Energy, Inc.	35,900	620,711
	Cherokee, Inc.	8,100	190,593
	Chesapeake Corp.	38,102	868,345
	Chesapeake Utilities Corp.	10,700	263,648
	Chester Valley Bancorp	575	11,902
	Chicago Rivet & Machine Co.	200	5,210
*	Children’s Place Retail Stores, Inc.	50,300	986,383
*	China.Com Corp. Series A	4,282	19,612
*	Chiquita Brands International, Inc.	81,496	1,535,385

#	Chittenden Corp.	69,483	2,494,440
	Choice Hotels International, Inc.	53,600	2,779,696
*	Cholestech Corp.	28,400	204,764
*	Chordiant Software, Inc.	138,500	385,030
	Christopher & Banks Corp.	73,013	1,285,759
* #	ChromaVision Medical Systems, Inc.	20,200	21,008
*	Chromcraft Revington, Inc.	6,000	78,600
*	Chronimed, Inc.	24,201	161,421
	Churchill Downs, Inc.	14,400	504,144
* #	Chyron Corp.	33,400	15,030
*	Ciber, Inc.	130,712	880,999
*	Cimarex Energy Co.	14,004	419,140
*	Cincinnati Bell, Inc.	490,100	1,769,261
*	Ciphergen Biosystems, Inc.	58,200	229,890
*	Ciprico, Inc.	4,900	17,150
	CIRCOR International, Inc.	29,490	532,589
*	Cirrus Logic, Inc.	167,000	845,020
	Citizens Banking Corp.	78,033	2,496,276
	Citizens South Banking Corp.	17,229	223,977
* #	Citizens, Inc. Class A	69,826	418,956
	City Holding Co.	33,284	1,042,788
* #	CKE Restaurants, Inc.	115,000	1,376,550
	Clarcor, Inc.	50,900	2,254,870
*	Clark, Inc.	35,924	483,178
*	Clarus Corp.	33,200	311,416
*	Clayton Williams Energy, Inc.	9,200	163,944
*	Clean Harbors, Inc.	28,100	313,034
*	Clearone Communications, Inc.	11,300	46,273
	Cleco Corp.	95,100	1,670,907
*	Cleveland Cliffs, Inc.	21,400	1,428,450
* #	ClickAction, Inc. Escrow	7,900	395
	Clinical Data Inc	1,787	31,004
*	Closure Medical Corp.	27,927	525,586
*	CMG Information Services, Inc.	66,700	78,706
* #	CMS Energy Corp.	273,775	2,628,240
*	CNA Surety Corp.	72,018	748,987
* #	CNE Group, Inc.	2,000	480
* #	CNET Networks, Inc.	286,600	2,330,058
	CNS, Inc.	27,120	275,268
	Coachmen Industries, Inc.	31,300	487,654
*	Coast Dental Services, Inc.	2,066	6,301
	Coast Distribution System	5,600	39,200
*	Coastcast Corp.	7,600	16,302
	CoBiz, Inc.	12,825	199,429
*	Cobra Electronics Corp.	6,100	39,650
	Coca-Cola Bottling Co. Consolidated	6,000	337,980
* #	Coeur d’Alene Mines Corp.	457,200	1,645,920
*	Cogent Communications Group, Inc.	6,713	2,148
	Cognex Corp.	90,400	2,420,008
*	Cognitronics Corp.	4,250	14,662
*	Coherent, Inc.	58,846	1,496,454
	Cohu, Inc.	43,013	678,745

*	Coinstar, Inc.	42,900	845,988
*	Coldwater Creek, Inc.	35,775	719,793
	Cole (Kenneth) Productions, Inc. Class A	23,550	635,379
*	Cole National Corp. Class A	14,800	403,300
*	Collagenex Pharmaceuticals, Inc.	28,200	200,784
*	Collins & Aikman Corp.	157,860	732,470
	Collins Industries, Inc.	7,000	38,003
	Columbia Banking System, Inc.	25,587	578,010
*	Columbia Laboratories, Inc.	75,200	169,275
*	Columbus McKinnon Corp.	29,800	260,750
*	Comarco, Inc.	10,200	68,544
*	Comdial Corp.	600	1,110
*	Comforce Corp.	13,277	31,732
*	Comfort Systems USA, Inc.	75,200	503,840
	Commerce Group, Inc.	33,100	1,587,145
* #	Commerce One, Inc.	51,000	31,110
	Commercial Bancshares, Inc.	5,665	165,418
	Commercial Capital Bancorp, Inc.	34,625	750,324
	Commercial Federal Corp.	76,300	2,080,701
	Commercial Metals Co.	57,600	2,014,848
	Commercial National Financial Corp.	3,200	82,400
*	Commonwealth Industries, Inc.	28,815	242,622
*	Commonwealth Telephone Enterprises, Inc.	43,100	1,872,695
*	Commscope, Inc.	110,400	2,193,648
	Communications Systems, Inc.	8,200	66,010
	Community Bank System, Inc.	57,100	1,458,905
	Community Bankshares, Inc.	210	3,706
	Community First Bankshares, Inc.	63,200	2,033,144
	Community Trust Bancorp, Inc.	13,730	414,097
	Community West Bancshares	5,500	54,175
*	Competitive Technologies, Inc.	6,100	24,095
*	Compex Technologies, Inc.	23,054	122,878
*	Compucom Systems, Inc.	90,241	409,694
*	CompuCredit Corp.	91,156	1,714,644
*	Compudyne Corp.	15,404	143,411
*	Computer Access Technology Corp.	41,000	157,850
*	Computer Horizons Corp.	37,400	146,234
*	Computer Network Technology Corp.	49,900	154,191
	Computer Programs & Systems, Inc.	20,800	419,328
*	Computer Task Group, Inc.	37,600	122,200
*	CompX International, Inc.	5,100	81,345
*	Comstock Resources, Inc.	69,400	1,279,042
*	Comtech Telecommunications Corp.	28,400	514,324
*	Concepts Direct, Inc.	700	63
*	Conceptus, Inc.	51,036	471,062
*	Concord Camera Corp.	52,056	87,454
*	Concord Communications, Inc.	36,600	316,956
*	Concur Technologies, Inc.	65,732	690,186
*	Concurrent Computer Corp.	106,000	185,500
*	Conexant Systems, Inc.	226,933	338,130
*	Congoleum Corp. Class A	3,600	14,760
*	Conmed Corp.	55,511	1,357,244

	Connecticut Water Services, Inc.	7,600	195,320
*	Connetics Corp.	70,000	1,795,500
*	Conrad Industries, Inc.	7,200	15,048
*	Consolidated Freightways Corp.	550	1
*	Consolidated Graphics, Inc.	27,182	1,110,385
	Consolidated Tokoma Land Co.	6,100	219,661
*	Consumer Portfolio Services, Inc.	2,700	11,988
* #	Continental Airlines, Inc.	132,900	1,282,485
*	Continental Materials Corp.	200	5,840
* #	Convera Corp.	67,326	175,048
*	Convergence Systems, Inc.	1	45
* #	Cooker Restaurant Corp.	6,500	39
	Cooper Tire & Rubber Co.	83,900	1,899,496
	Cooperative Bankshares, Inc.	1,400	31,731
*	Copart, Inc.	95,269	2,069,243
* #	Copper Mountain Networks, Inc.	14,610	97,303
* #	Corautus Genetics, Inc.	1,542	7,988
*	Core Molding Technologies, Inc.	7,700	23,562
*	Corillian Corp.	75,200	338,400
*	Corinthian Colleges, Inc.	7,500	85,275
*	Corio, Inc.	108,600	148,782
*	Corixa Corp.	111,388	513,499
	Corn Products International, Inc.	57,600	2,658,240
*	Cornell Companies, Inc.	25,700	308,400
*	Correctional Services Corp.	20,512	55,382
*	Corrections Corporation of America	63,100	2,185,784
*	Corrpro Companies, Inc.	7,275	10,985
	Corus Bankshares, Inc.	55,844	2,394,032
*	Corvel Corp.	10,900	307,380
*	Cosine Communications, Inc.	19,321	69,556
* #	Cost Plus, Inc.	43,575	1,492,879
*	CoStar Group, Inc.	36,211	1,531,363
*	Cost-U-Less, Inc.	3,000	15,933
	Cotton States Life Insurance Co.	6,330	123,435
	Courier Corp.	4,275	172,197
*	Covansys Corp.	48,200	455,490
*	Covenant Transport, Inc. Class A	24,630	480,285
*	Covista Communications, Inc.	3,000	5,655
	CPAC, Inc.	5,120	26,977
*	CPI Aerostructures, Inc.	10,666	102,287
	CPI Corp.	11,200	148,512
	Craftmade International, Inc.	9,700	196,813
	Crawford & Co. Class A	27,300	139,230
	Crawford & Co. Class B	25,300	126,753
*	Cray, Inc.	159,748	610,237
*	Credence Systems Corp.	186,747	1,245,602
* #	Credit Acceptance Corp.	78,469	1,468,940
* #	Critical Path, Inc.	33,200	23,532
*	Criticare Systems, Inc.	22,900	60,685
	Crompton Corp.	229,100	1,578,499
*	Cross (A.T.) Co. Class A	14,700	77,469
*	Cross Country Healthcare, Inc.	61,457	911,407

*	Crossroads Systems, Inc.	42,500	59,500
*	Crown Andersen, Inc.	1,000	1,550
*	Crown Financial Group, Inc.	6,600	2,805
*	Crown Holdings, Inc.	247,400	2,399,780
*	Crown Media Holdings, Inc.	142,227	1,049,635
* #	Cryolife, Inc.	46,500	287,835
*	CSG Systems International, Inc.	107,900	1,561,313
*	CSK Auto Corp.	88,400	1,037,816
*	CSP, Inc.	3,500	24,325
	CSS Industries, Inc.	12,900	389,838
	CT Communications, Inc.	35,660	491,038
	CTS Corp.	69,959	797,533
	Cubic Corp.	53,400	1,307,766
*	Cubist Pharmaceuticals, Inc.	80,425	632,945
*	Culp, Inc.	22,300	169,257
*	Cumulus Media, Inc. Class A	109,593	1,654,854
*	CUNO, Inc.	33,908	1,928,687
*	CuraGen Corp.	95,060	496,213
*	Curative Health Services, Inc.	25,800	185,244
*	Curis, Inc.	83,149	332,596
	Curtiss-Wright Corp.	11,600	633,940
	Cutter & Buck, Inc.	21,624	236,134
*	CV Therapeutics, Inc.	63,005	808,354
	CVB Financial Corp.	96,815	2,097,981
*	Cyberguard Corp.	49,222	347,015
* #	Cyberonics, Inc.	47,100	806,352
*	Cyberoptics Corp.	17,000	297,670
*	Cybersource Corp.	67,000	341,700
* #	Cybex International, Inc.	8,700	32,712
*	Cycle Country Accessories Corp.	8,200	38,048
*	CycleLogic, Inc.	29	3
*	Cygnus, Inc.	100	9
*	Cymer, Inc.	73,533	1,964,802
*	Cypress Bioscience, Inc.	59,160	609,348
*	Cypress Semiconductor Corp.	91,200	890,112
	Cytec Industries, Inc.	34,400	1,659,456
* #	Cytogen Corp.	30,970	319,920
*	Cytrx Corp.	1,700	1,921
	D & K Healthcare Resources, Inc.	28,330	301,714
	D&E Communications, Inc.	23,974	273,304
*	Daily Journal Corp.	200	6,700
*	Daktronics, Inc.	37,779	881,762
* #	Dan River, Inc. Class A	22,900	641
*	Danielson Holding Corp.	58,450	350,700
*	Darling International, Inc.	127,700	536,340
*	Data I/O Corp.	7,600	18,392
*	Data Systems & Software, Inc.	7,300	6,862
*	Datakey, Inc.	1,000	320
*	Datalink Corp.	13,300	25,270
*	Dataram Corp.	15,700	94,357
	Datascope Corp.	29,534	1,065,587
*	Datastream Systems, Inc.	20,100	128,037

*	Datatec Systems, Inc.	7,000	1,855
*	DataTRAK International, Inc.	5,200	51,012
*	Datawatch Corp.	4,132	13,429
*	Dave and Busters, Inc.	13,200	207,240
*	Dawson Geophysical Co.	5,400	106,920
*	Daxor Corp.	4,600	105,570
	Deb Shops, Inc.	19,299	441,001
* #	Deckers Outdoor Corp.	9,200	270,112
	Decorator Industries, Inc.	2,762	24,029
*	Del Global Technologies Corp.	10,927	29,503
*	Del Laboratories, Inc.	9,506	317,500
*	Delphax Technologies, Inc.	6,100	24,095
	Delphi Financial Group, Inc. Class A	52,950	2,081,994
* #	Delta Air Lines, Inc.	224,100	905,364
	Delta and Pine Land Co.	76,900	1,954,029
	Delta Apparel, Inc.	5,240	129,166
	Delta Financial Corp.	31,400	192,482
	Delta Natural Gas Co., Inc.	2,800	73,864
*	Delta Woodside Industries, Inc.	5,850	5,265
	Deltic Timber Corp.	24,271	898,027
*	Denali, Inc.	4,300	430
*	Denbury Resources, Inc.	109,300	2,393,670
*	Dendreon Corp.	114,881	1,129,280
*	Dendrite International, Inc.	82,974	1,070,365
*	Department 56, Inc.	26,500	411,545
* #	DepoMed, Inc.	78,000	360,360
*	Detrex Corp.	500	887
*	Devcon International Corp.	3,600	60,408
* #	DHB Industries, Inc.	81,600	1,033,872
	Diagnostic Products Corp.	58,100	2,348,402
* #	Diametrics Medical, Inc.	2,500	500
*	DiamondCluster International, Inc.	68,984	794,006
*	Diedrich Coffee, Inc.	4,025	19,360
*	Digene Corp.	39,500	989,475
*	Digi International, Inc.	42,848	482,040
*	Digimarc Corp.	37,965	326,499
* #	Digital Angel Corp.	58,400	167,024
*	Digital Generation Systems, Inc.	114,900	149,370
*	Digital Impact, Inc.	56,900	80,229
*	Digital Insight Corp.	70,100	1,048,696
*	Digital Lightwave, Inc.	49,700	56,658
* #	Digital River, Inc.	63,700	1,533,259
*	Digitas, Inc.	131,757	942,063
	Dime Community Bancorp, Inc.	74,600	1,240,598
	Dimon, Inc.	87,829	504,138
*	Diodes, Inc.	12,150	233,401
*	Dionex Corp.	42,010	1,934,981
*	Discovery Partners International	47,953	201,403
*	Display Technologies, Inc.	11,330	17
*	Distributed Energy Systems Corp.	63,650	122,844
*	Ditech Communications Corp.	67,380	1,450,018
*	Diversa Corp.	86,508	692,064

*	Diversified Corporate Resources, Inc.	800	691
*	Dixie Group, Inc.	22,000	242,000
*	Dixon Ticonderoga Co.	1,900	8,417
*	DJ Orthopedics, Inc.	43,400	921,816
*	DLB Oil & Gas, Inc.	1,300	0
*	DocuCorp International, Inc.	20,273	166,441
*	Document Sciences Corp.	14,200	70,006
*	Dollar Thrifty Automotive Group, Inc.	49,100	1,188,220
*	Dominion Homes, Inc.	5,800	120,350
	Donegal Group, Inc. Class A	6,066	118,894
	Donegal Group, Inc. Class B	2,933	55,727
*	Dot Hill Systems Corp.	86,860	665,348
*	DoubleClick, Inc.	231,482	1,215,280
*	DOV Pharmaceutical, Inc.	42,535	667,799
	Dover Downs Gaming & Entertainment, Inc.	9,910	102,172
	Dover Motorsports, Inc.	30,000	136,500
	Downey Financial Corp.	36,476	1,964,962
*	DPAC Technologies Corp.	20,500	9,430
*	Drew Industries, Inc.	20,500	705,200
* #	Drexler Technology Corp.	20,500	161,745
*	Dril-Quip, Inc.	34,600	686,464
*	DRS Technologies, Inc.	48,500	1,764,430
*	Drugstore.com, Inc.	135,700	324,323
*	DSP Group, Inc.	58,300	1,108,283
*	DT Industries, Inc.	10,300	88
*	Duckwall-ALCO Stores, Inc.	4,100	70,704
*	Ducommun, Inc.	17,800	385,726
*	DuPont Photomasks, Inc.	36,255	566,303
	Duquesne Light Holdings, Inc.	104,700	1,967,313
*	Dura Automotive Systems, Inc.	36,100	300,713
*	DuraSwitch Industries, Inc.	10,500	26,250
*	Duratek, Inc.	13,500	200,475
* #	Durect Corp.	92,660	151,036
*	DUSA Pharmaceuticals, Inc.	33,500	375,535
*	Dyax Corp.	62,300	494,662
*	Dycom Industries, Inc.	97,066	2,496,538
* #	Dynacq Healthcare, Inc.	22,200	131,535
*	Dynamex, Inc.	22,700	304,407
*	Dynamic Materials Corp.	2,000	6,820
*	Dynamics Research Corp.	16,098	255,958
*	Dynegy, Inc.	84,700	369,292
* #	E Com Ventures, Inc.	2,175	18,259
*	E-Loan, Inc.	113,300	241,329
	E-Z-EM, Inc.	8,562	145,297
*	E.piphany, Inc.	144,411	567,535
#	Eagle Materials, Inc.	21,700	1,408,547
*	EarthLink, Inc.	198,575	1,987,736
	East West Bancorp, Inc.	77,800	2,818,694
	Eastern Co.	4,950	75,735
*	EasyLink Services Corp.	7,969	9,324
*	Echelon Corp.	81,395	567,323
*	Eclipsys Corp.	17,600	257,840

*	eCollege.com	36,200	237,472
	Ecology & Environment, Inc. Class A	2,000	19,200
	Edelbrock Corp.	5,470	89,981
*	Eden Bioscience Corp.	11,900	6,069
*	EDGAR Online, Inc.	14,700	12,348
*	Edge Petroleum Corp.	25,900	380,730
*	Edgewater Technology, Inc.	11,569	56,225
	Edo Corp.	39,900	1,044,981
	Educational Development Corp.	1,800	20,700
	EFC Bancorp, Inc.	4,600	117,300
*	EFJ, Inc.	7,800	45,396
*	eFunds Corp.	95,706	1,421,234
*	EGL, Inc.	90,300	2,187,969
*	El Paso Electric Co.	108,600	1,665,924
	Electro Rent Corp.	47,566	478,990
*	Electro Scientific Industries, Inc.	33,300	688,977
*	Electroglas, Inc.	39,000	98,280
* #	Electronics Boutique Holdings Corp.	47,530	1,451,091
*	Electronics for Imaging, Inc.	107,200	2,131,136
*	Elizabeth Arden, Inc.	49,600	1,021,264
	ElkCorp	39,200	980,392
*	eLoyalty Corp.	6,700	39,865
*	ELXSI Corp.	1,800	5,580
*	Embarcadero Technologies, Inc	54,950	435,204
*	Embrex, Inc.	15,150	192,253
	EMC Insurance Group, Inc.	11,300	210,745
*	Emcor Group, Inc.	30,300	1,230,180
*	EMCORE Corp.	72,111	168,019
*	Emerging Vision, Inc.	25,700	4,626
*	Emeritus Corp.	14,100	103,071
*	Emerson Radio Corp.	51,922	157,843
*	Emisphere Technologies, Inc.	36,800	125,120
*	Emmis Communications Corp. Class A	102,400	1,971,200
#	Empire District Electric Co.	50,800	1,036,828
*	EMS Technologies, Inc.	22,132	354,112
*	Emulex Corp.	132,000	1,400,520
*	En Pointe Technologies, Inc.	6,500	13,975
*	Encore Acquisition Co.	61,000	1,701,900
*	Encore Capital Grooup, Inc.	43,600	735,968
*	Encore Medical Corp.	81,400	341,066
*	Encore Wire Corp.	43,897	546,957
*	Encysive Pharmaceuticals, Inc.	106,098	838,174
*	Endocardial Solutions, Inc.	43,900	385,881
* #	Endocare, Inc.	25,800	58,050
*	Endologix, Inc.	63,400	393,714
	Energen Corp.	41,300	1,959,272
*	Energy Conversion Devices, Inc.	46,639	615,635
*	Energy Partners, Ltd.	65,800	1,006,082
*	Energy West, Inc.	3,900	27,417
	EnergySouth, Inc.	9,173	394,439
*	Enesco Group, Inc.	27,200	220,864
	Engineered Support Systems, Inc.	52,081	2,250,420

*	ENGlobal Corp.	1,700	2,193
* #	Enlighten Software Solutions, Inc.	1,600	3
	Ennis Business Forms, Inc.	32,800	612,704
*	Enpath Medical, Inc.	11,200	104,272
*	EnPro Industries, Inc.	39,400	825,824
*	Entegris, Inc.	146,508	1,166,204
*	Enterrasys Networks, Inc.	378,100	680,580
*	Entravision Communications Corp.	116,217	941,358
*	Entremed, Inc.	66,600	91,242
*	Entrust, Inc.	126,300	338,484
*	Environmental Elements Corp.	3,700	222
*	Environmental Technologies Corp.	3,700	22
*	Environmental Tectonics Corp.	7,100	57,155
*	Enzo Biochem, Inc.	60,766	838,571
*	Enzon Pharmaceuticals, Inc.	51,600	718,272
*	EP Medsystems, Inc.	14,900	40,677
*	EpicEdge, Inc.	21,900	77
*	Epicor Software Corp.	92,763	918,354
* #	Epimmune, Inc.	22,900	30,457
*	EPIQ Systems, Inc.	35,650	569,687
*	EPIX Medical, Inc.	45,828	909,686
*	ePlus, Inc.	16,990	192,667
* #	Equimed Inc. Nevis	2,250	0
*	Equinix, Inc.	36,300	1,153,977
*	Equity Marketing, Inc.	5,700	67,260
* #	eResearch Technology, Inc.	102,910	2,069,520
*	Ergo Science Corp.	7,150	14,371
	ESB Financial Corp.	11,762	153,494
*	Escalon Medical Corp.	3,200	29,216
*	Esco Technologies, Inc.	25,900	1,666,665
*	Escrow Epresence, Inc.	25,100	3,263
*	eSpeed, Inc.	64,500	645,000
	Espey Manufacturing & Electronics Corp.	400	9,360
*	ESS Technology, Inc.	78,700	536,734
*	Esterline Technologies Corp.	42,300	1,342,179
	Ethan Allen Interiors, Inc.	69,300	2,476,782
*	Euronet Worldwide, Inc.	61,452	1,079,097
*	European Micro Holdings, Inc.	4,600	184
*	Evans & Sutherland Computer Corp.	10,400	49,452
*	Evans Systems, Inc.	4,000	260
*	Evercel, Inc.	766	506
* #	Evergreen Resources, Inc.	58,700	2,315,715
* #	Evergreen Solar, Inc.	91,100	274,211
*	Everlast Worldwide, Inc.	1,500	6,000
	EverTrust Financial Group, Inc.	2,850	72,475
*	Evolving Systems, Inc.	12,600	35,406
*	Exabyte Corp.	700	434
*	Exact Sciences Corp.	52,305	251,064
*	Exactech, Inc.	10,800	214,920
*	Exar Corp.	79,008	1,089,520
*	Excel Technology, Inc.	22,900	566,546
*	Exelixis, Inc.	143,818	1,121,780

*	Exponent, Inc.	6,700	173,939
*	ExpressJet Holdings, Inc.	103,300	1,110,475
*	Extended Systems, Inc.	11,100	34,754
*	Extreme Networks, Inc.	238,221	1,107,728
*	Exult, Inc.	197,481	1,022,952
*	Ezcorp, Inc. Class A Non-Voting	10,800	78,624
*	Ezenia! Inc.	200	170
* #	F5 Networks, Inc.	69,000	1,695,330
*	Fab Industries, Inc.	5,200	20,592
* #	Factory 2-U Stores, Inc.	18,349	321
	Factset Research Systems, Inc.	57,000	2,538,210
*	Fairchild Corp. Class A	44,652	178,608
*	Falcon Products, Inc.	11,800	14,514
* #	FalconStor Software, Inc.	93,405	617,407
*	Famous Dave’s of America, Inc.	24,625	171,144
*	Fargo Electronics	25,000	246,250
	Farmer Brothers Co.	19,000	475,000
*	Faro Technologies, Inc.	27,300	561,561
	FBL Financial Group, Inc. Class A	49,400	1,276,990
*	Featherlite, Inc.	6,500	39,975
	Fedders Corp.	55,910	192,889
	Federal Screw Works	1,562	59,746
	Federal Signal Corp.	96,200	1,761,422
* #	Federal-Mogul Corp.	57,900	11,580
*	FEI Co.	66,200	1,257,138
*	Female Health Co.	9,300	16,275
	Ferro Corp.	83,800	1,721,252
	FFLC Bancorp	5,400	145,854
*	Fibermark, Inc.	100	14
* #	Fiberstars, Inc.	13,100	107,551
	Fidelity Bankshares, Inc.	30,222	1,091,316
*	Fidelity Federal Bancorp	2,500	4,200
	Fidelity Southern Corp.	8,800	127,160
*	Filenet Corp.	77,880	1,529,563
*	Financial Federal Corp.	33,700	1,120,862
*	Financial Industries Corp.	12,482	98,608
*	Findwhat.Com	46,200	676,830
*	Finisar Corp.	333,296	449,950
	Finish Line, Inc. Class A	40,200	1,166,202
*	Finishmaster, Inc.	800	8,880
*	Finlay Enterprises, Inc.	19,000	356,440
*	Firebrand Financial Group, Inc.	9,100	341
	First Albany Companies, Inc.	9,098	79,335
*	First Aviation Services, Inc.	6,200	27,280
	First Bancorp	6,210	201,639
*	First Cash Financial Services, Inc.	31,881	613,390
	First Charter Corp.	59,551	1,376,224
	First Citizens Bancshares, Inc.	1,300	152,113
	First Commonwealth Financial Corp.	138,851	1,871,711
	First Community Bancorp	30,900	1,257,939
	First Community Bancshares, Inc.	21,551	687,692
*	First Consulting Group, Inc.	48,903	245,982

	First Defiance Financial Corp.	6,859	179,157
	First Federal Bancshares of Arkansas, Inc.	5,800	117,450
	First Federal Capital Corp.	38,084	1,130,714
	First Financial Bancorp	87,228	1,570,104
	First Financial Bankshares, Inc.	15,395	629,502
	First Financial Corp.	2,550	79,050
	First Financial Holdings, Inc.	25,164	762,469
	First Franklin Corp.	300	6,090
*	First Health Group Corp.	17,731	270,398
* #	First Horizon Pharmaceutical Corp.	72,064	1,213,558
	First Indiana Corp.	30,017	568,822
*	First Investors Financial Services Group, Inc.	5,400	23,625
	First Keystone Financial, Inc.	2,000	44,500
	First M&F Corp.	2,100	70,350
*	First Mariner Bank Corp.	4,900	78,253
	First Merchants Corp.	37,008	905,216
	First Midwest Bancorp, Inc.	7,375	253,921
	First Midwest Financial, Inc.	2,400	50,400
	First Mutual Bancshares, Inc.	5,013	121,565
	First National Bankshares of Florida	29,169	725,725
	First Niagara Financial Group, Inc.	158,629	1,997,139
	First Oak Brook Bancshares, Inc. Class A	3,150	92,925
#	First PacTrust Bancorp, Inc.	8,200	193,930
	First Place Financial Corp.	24,575	462,010
	First Republic Bank	30,350	1,359,376
	First State Bancorporation	15,276	450,642
	First United Corp.	3,500	71,750
*	First Virtual Communications, Inc.	4,150	2,531
	First Years, Inc.	8,100	149,445
	Firstbank Corp.	2,835	80,457
	FirstBank NW Corp.	2,928	82,013
*	FirstCity Financial Corp.	21,600	164,160
*	FirstFed Financial Corp.	33,900	1,545,840
*	Firstwave Technologies, Inc.	2,600	3,458
*	Fischer Imaging Corp.	9,100	20,475
*	Five Star Quality Care, Inc.	16,200	95,580
	Flag Financial Corp.	6,500	87,360
	Flagstar Bancorp, Inc.	121,700	2,627,503
	Flamemaster Corp.	278	994
*	Flanders Corp.	52,460	449,058
*	Fleetwood Enterprises, Inc.	110,800	1,414,916
* #	Fleming Companies, Inc.	15,082	109
	Flexsteel Industries, Inc.	6,100	108,580
	Florida East Coast Industries, Inc.	64,400	2,577,288
	Florida Public Utilities Co.	3,866	66,109
*	Flow International Corp.	30,700	99,806
	Flowers Foods, Inc.	88,125	2,226,919
*	Flowserve Corp.	107,900	2,475,226
	Flushing Financial Corp.	38,414	694,141
*	FLYi, Inc.	68,000	315,520
*	FMC Corp.	59,000	2,727,570
	FMS Financial Corp.	3,300	54,747

	FNB Corp.	2,700	48,465
	FNB Corp.	91,820	1,961,275
	FNB Financial Services Corp.	2,625	47,040
* #	Foamex International, Inc.	48,900	154,035
*	FOCUS Enhancements, Inc.	3,132	4,009
*	Foodarama Supermarkets, Inc.	1,100	52,250
	Foothill Independent Bancorp	6,555	146,439
*	Footstar, Inc.	27,600	113,850
*	Forest Oil Corp.	75,170	1,958,178
*	Forgent Networks, Inc.	39,400	60,282
*	Forrester Research, Inc.	44,084	746,342
*	Forward Air Corp., Inc.	43,050	1,564,006
*	Fossil, Inc.	72,218	2,073,379
*	Foster (L.B.) Co. Class A	10,000	76,000
* #	Foster Wheeler, Ltd.	40,600	27,202
*	Foundry Networks, Inc.	19,700	179,664
*	Fountain Powerboat Industries, Inc.	4,700	19,340
*	FPIC Insurance Group, Inc.	18,546	443,435
	Frankfort First Bancorp, Inc.	850	20,315
*	Frankfort Tower Industries, Inc.	14,700	66
*	Franklin Covey Co.	19,300	33,775
	Franklin Electric Co., Inc.	21,600	847,800
*	Franklin Electronic Publishers, Inc.	7,900	31,837
	Fred’s, Inc.	78,450	1,091,239
	Fremont General Corp.	14,300	288,288
	Frequency Electronics, Inc.	8,300	97,110
	Fresh Brands, Inc.	5,100	38,321
*	Fresh Choice, Inc.	5,900	3,245
	Friedman Industries, Inc.	6,158	28,696
	Friedmans, Inc. Class A	35,240	72,242
*	Friendly Ice Cream Corp.	7,300	78,402
	Frisch’s Restaurants, Inc.	4,900	117,012
*	Frontier Airlines, Inc.	68,161	613,449
	Frontier Oil Corp.	53,100	1,084,302
*	Frozen Food Express Industries, Inc.	33,307	238,811
	FSF Financial Corp.	2,300	79,752
*	FSI International, Inc.	55,500	269,730
* #	FTI Consulting, Inc.	83,825	1,498,791
* #	FuelCell Energy, Inc.	92,154	917,854
	Fuller (H.B.) Co.	57,209	1,506,313
	Furniture Brands International, Inc.	112,100	2,578,300
* #	FX Energy, Inc.	19,400	168,198
	G & K Services, Inc. Class A	38,800	1,412,708
*	G-III Apparel Group, Ltd.	6,700	43,215
	Gabelli Asset Management, Inc.	13,600	553,656
*	Gadzooks, Inc.	13,600	25,704
*	Gaiam, Inc.	5,500	36,410
*	Galaxy Nutritional Foods, Inc.	11,500	17,710
*	Galey & Lord, Inc.	6,400	32
*	GameStop Corp.	42,100	705,596
	GameTech International, Inc.	11,100	55,944
*	Gardenburger, Inc.	4,000	720

*	Gardner Denver Machinery, Inc.	39,488	1,095,002
* #	Gartner Group, Inc.	80,500	961,975
*	Gateway, Inc.	140,600	617,234
	GATX Corp.	95,700	2,581,029
*	Gaylord Entertainment Co.	76,163	2,211,774
	GB & T Bancshares, Inc.	875	18,436
*	GC Companies, Inc.	200	111
*	Gehl Co.	10,100	183,765
*	Genaera Corp.	23,000	77,740
*	Genaissance Pharmaceuticals, Inc.	56,850	175,666
	Gencorp, Inc.	89,011	1,075,253
*	Gene Logic, Inc.	66,682	229,386
*	Genecor International, Inc.	114,625	1,829,415
*	Genelabs Technologies, Inc.	167,810	402,744
*	General Binding Corp.	13,300	133,133
*	General Cable Corp.	78,600	827,658
*	General Communications, Inc. Class A	106,939	917,537
*	General DataComm Industries, Inc.	1,310	275
*	General Employment Enterprises, Inc.	3,100	5,735
*	Genesco, Inc.	43,600	982,308
*	Genesee & Wyoming, Inc.	46,850	1,048,503
*	Genesee Corp. Class B	200	410
*	Genesis HealthCare Corp.	39,950	1,242,045
*	Genesis Microchip, Inc.	37,462	448,046
*	Geneva Financial Corp.	2,600	2,015
*	Genlyte Group, Inc.	27,200	1,624,112
*	Genta, Inc.	150,420	392,596
*	Gentek, Inc.	10,900	44
*	Gentiva Health Services, Inc.	13,950	215,946
* #	Genus, Inc.	71,321	153,148
*	GenVec, Inc.	104,569	243,646
	Georgia Gulf Corp.	66,000	2,504,700
*	Gerber Scientific, Inc.	42,300	269,028
*	Geron Corp.	90,809	526,692
	Gevity HR, Inc.	53,610	956,402
*	Giant Group, Ltd.	2,200	3,080
*	Giant Industries, Inc.	23,900	532,970
	Gibraltar Steel Corp.	18,600	595,758
*	Giga-Tronics, Inc.	4,600	7,360
	Glacier Bancorp, Inc.	48,960	1,379,693
*	Glacier Water Services, Inc.	3,600	66,240
	Glatfelter (P.H.) Co.	86,100	1,091,748
*	Glenayre Technologies, Inc.	119,827	234,861
*	Global e-Point, Inc.	3,008	9,084
*	Global Imaging Systems, Inc.	45,972	1,287,216
*	Global Payment Technologies, Inc.	5,500	22,330
*	Global Power Equipment Group, Inc.	92,600	654,682
*	Globecomm Systems, Inc.	16,500	92,895
*	Glowpoint, Inc.	49,850	59,820
*	GoAmerica, Inc.	550	225
	Gold Banc Corp.	63,565	985,257
	Golden Enterprises, Inc.	11,800	31,034

*	Goodrich Petroleum Corp.	36,300	368,082
* #	Goodyear Tire & Rubber Co.	157,400	1,728,252
	Goody’s Family Clothing, Inc.	43,942	336,156
*	GoRemote Internet Communications, Inc.	64,900	96,701
	Gorman-Rupp Co.	7,975	213,730
*	Gottschalks, Inc.	12,700	60,833
*	GP Strategies Corp.	14,560	101,483
*	Graftech International, Ltd.	194,500	2,073,370
	Graham Corp.	1,000	11,200
	Granite Construction, Inc.	83,200	1,896,960
*	Graphic Packaging Corp.	138,500	893,325
	Gray Television, Inc.	85,660	1,176,968
	Gray Television, Inc. Class A	6,800	87,380
	Great American Financial Resources, Inc.	18,300	289,689
*	Great Atlantic & Pacific Tea Co., Inc.	75,400	487,084
#	Great Lakes Chemical Corp.	101,500	2,651,180
	Great Southern Bancorp, Inc.	13,600	438,328
	Greater Bay Bancorp	92,446	2,631,938
	Greater Communications Bancorp	3,690	52,730
*	Green Mountain Coffee, Inc.	14,130	286,980
	Green Mountain Power Corp.	9,800	259,406
*	Greenbriar Corp.	674	2,319
	Greenbrier Companies, Inc.	14,100	296,805
#	Greene County Bancshares, Inc.	1,900	44,270
*	Greens Worldwide, Inc.	2,502	46
	Grey Global Group, Inc.	200	182,200
*	Grey Wolf, Inc.	372,600	1,583,550
*	Griffin Land & Nurseries, Inc. Class A	2,200	52,756
*	Griffon Corp.	59,080	1,182,782
*	Gristede’s Foods, Inc.	1,200	1,068
*	Group 1 Automotive, Inc.	44,000	1,208,680
*	Grubb & Ellis Co.	14,900	59,600
*	GSI Commerce, Inc.	82,054	764,743
*	GSV, Inc.	1,800	648
*	GTC Biotherapeutics, Inc.	59,964	119,328
*	GTSI Corp.	16,220	129,598
	Guaranty Bancshares, Inc.	3,000	65,700
	Guaranty Federal Bancshares, Inc.	3,000	58,545
*	Guess, Inc.	87,880	1,334,018
*	Guilford Pharmaceuticals, Inc.	84,014	446,114
*	Guitar Center, Inc.	50,300	2,060,288
	Gulf Island Fabrication, Inc.	23,563	470,317
*	Gulfmark Offshore, Inc.	37,100	564,662
*	Gymboree Corp.	61,200	888,012
*	Ha-Lo Industries, Inc.	64,900	45
*	Haemonetics Corp.	50,300	1,590,486
	Haggar Corp.	6,300	116,802
*	Hain Celestial Group, Inc.	67,188	1,179,149
*	Halifax Corp.	1,000	4,200
*	Hammons (John Q.) Hotels, Inc. Class A	5,200	53,560
*	Hampshire Group, Ltd.	4,000	115,120
	Hancock Fabrics, Inc.	37,800	419,958

	Hancock Holding Co.	64,992	2,018,652
	Handleman Co.	46,823	987,965
*	Hanger Orthopedic Group, Inc.	41,152	224,278
	Hanmi Financial Corp.	5,500	176,440
*	Hanover Compressor Co.	168,500	1,942,805
	Harbor Florida Bancshares, Inc.	47,573	1,488,083
	Hardinge, Inc.	8,800	97,249
	Harland (John H.) Co.	56,300	1,654,657
	Harleysville Group, Inc.	57,343	1,138,832
	Harleysville National Corp.	52,247	1,255,504
*	Harmonic, Inc.	143,660	851,904
*	Harolds Stores, Inc.	2,308	5,839
*	Harris Interactive, Inc.	113,900	679,983
*	Hartmarx Corp.	33,600	213,360
*	Harvard Bioscience, Inc.	60,500	297,660
*	Harvest Natural Resources, Inc.	71,900	954,832
*	Hastings Entertainment, Inc.	11,300	71,405
*	Hastings Manufacturing Co.	700	1,470
*	Hauppauge Digital, Inc.	8,800	33,792
	Haverty Furniture Co., Inc.	15,700	265,801
#	Haverty Furniture Co., Inc. Class A	400	6,700
* #	Hawaiian Holdings, Inc.	29,875	216,594
*	Hawk Corp.	8,500	60,775
	Hawkins, Inc.	10,200	122,094
* #	Headwaters, Inc.	67,100	2,053,931
*	HealthAxis, Inc.	750	1,718
	Healthcare Services Group, Inc.	16,650	296,370
*	HealthExtras, Inc.	66,050	781,371
	Heartland Express, Inc.	143,904	2,524,076
	Heartland Financial USA, Inc.	5,779	103,849
*	Hecla Mining Co.	236,500	1,414,270
*	Hector Communications Corp.	3,500	71,715
*	HEI, Inc.	6,000	10,800
	Heico Corp.	18,500	301,735
	Heico Corp. Class A	7,465	90,700
* #	Heidrick & Struggles International, Inc.	37,900	1,010,414
	Helix Technology Corp.	52,253	711,163
	Helmerich & Payne, Inc.	97,600	2,523,936
* #	Hemispherx Biopharma, Inc.	84,700	201,586
	Henry Jack & Associates, Inc.	6,942	125,720
*	Hercules, Inc.	208,900	2,866,108
*	Heritage Commerce Corp.	2,800	42,224
	Heritage Financial Corp.	7,500	151,875
*	Herley Industries, Inc.	27,500	505,725
*	Hexcel Corp.	78,600	1,032,804
	HF Financial Corp.	3,630	57,172
* #	Hi-Shear Technology Corp.	8,600	28,724
*	Hi-Tech Pharmacal, Inc.	15,950	224,895
*	HI/FN, Inc.	10,400	80,496
*	Hibbett Sporting Goods, Inc.	46,870	851,628
	Hickory Tech Corp.	13,900	153,595
	Hilb Rogal Hamilton Co.	71,000	2,416,840

*	Hines Horticulture, Inc.	22,000	65,340
	Hirsch International Corp. Class A	3,300	3,349
	HMN Financial, Inc.	4,400	116,600
*	HMS Holdings Corp.	38,433	232,135
*	Hoenig Group Escrow Shares	7,900	1,817
	Hollinger International, Inc. Class A	100,900	1,725,390
*	Hollis-Eden Pharmaceuticals, Inc.	38,553	377,048
	Holly Corp.	37,200	761,856
*	Hollywood Entertainment Corp.	108,873	1,098,529
*	Hollywood Media Corp.	54,546	178,365
*	Hologic, Inc.	40,800	755,616
	Home Federal Bancorp	4,300	109,220
	Home Loan Financial Corp.	1,700	35,649
*	Home Products International, Inc.	7,800	11,154
*	HomeStore, Inc.	126,108	274,915
	Hooper Holmes, Inc.	121,700	498,970
	HopFed Bancorp, Inc.	2,100	34,692
	Horace Mann Educators Corp.	84,538	1,434,610
	Horizon Financial Corp.	18,649	358,061
*	Horizon Health Corp.	9,900	208,197
*	Horizon Offshore, Inc.	50,100	28,056
*	Hot Topic, Inc.	93,400	1,410,340
*	Houston Exploration Co.	49,997	2,567,346
*	Hovnanian Enterprises, Inc. Class A	15,000	516,300
*	Hub Group, Inc. Class A	7,000	185,640
*	Hudson Highland Group, Inc.	2,130	58,554
	Hudson River Bancorp, Inc.	51,564	918,355
*	Hudson Technologies, Inc.	5,100	4,845
*	Huffy Corp.	27,005	7,291
	Hughes Supply, Inc.	27,369	1,658,288
*	Human Genome Sciences, Inc.	4,000	43,080
*	Hurco Companies, Inc.	5,600	57,960
* #	Hutchinson Technology, Inc.	52,200	1,269,504
*	Huttig Building Products, Inc.	5,300	43,990
*	Hydril Co.	32,300	1,154,725
*	Hypercom Corp.	101,900	743,870
*	HyperFeed Technologies, Inc.	1,450	5,510
*	Hyperion Solutions Corp.	64,124	2,344,373
*	I-Flow Corp.	42,900	651,222
*	I-many, Inc.	47,700	40,545
*	I-Sector Corporation	9,600	67,584
* #	I-Trax, Inc.	54,700	164,100
* #	I.C. Isaacs & Co., Inc.	7,200	16,920
	Iberiabank Corp.	14,120	793,120
*	Ibis Technology Corp.	20,100	107,334
*	icad, Inc.	3,600	11,880
*	Ico, Inc.	14,320	32,363
*	ICT Group, Inc.	19,274	144,362
*	ICU Medical, Inc.	27,850	729,391
	Idacorp, Inc.	76,300	2,222,619
*	Identix, Inc.	176,412	811,495
	Idex Corp.	63,300	1,944,576

*	IDT Corp.	40,978	599,098
*	IDT Corp. Class B	29,500	443,385
*	IDX Systems Corp.	60,251	1,747,279
*	iGate Capital Corp.	93,712	276,450
*	IGI, Inc.	2,100	3,623
*	Igo Escrow Share	4,100	0
	IHOP Corp.	42,800	1,485,160
*	II-VI, Inc.	28,770	1,094,986
	Ikon Office Solutions, Inc.	136,960	1,544,909
*	ILEX Oncology, Inc.	62,400	1,556,256
*	Illumina, Inc.	73,945	425,184
	ILX Resorts, Inc.	2,900	26,100
*	Image Entertainment, Inc.	36,500	138,700
* #	ImageWare Systems, Inc.	5,500	13,475
#	Imation Corp.	70,900	2,441,087
#	IMC Global, Inc.	182,758	2,913,163
*	IMCO Recycling, Inc.	30,900	320,742
*	Immersion Corp.	46,400	279,328
* #	Immtech International, Inc.	21,100	199,606
*	Immucor, Inc.	59,612	1,219,065
*	ImmunoGen, Inc.	81,353	414,087
*	Immunomedics, Inc.	99,800	280,438
*	IMPAC Medical Systems, Inc.	10,400	129,792
*	Impath, Inc.	21,600	108,000
*	Impax Laboratoroes, Inc.	116,044	1,660,590
*	Impco Technologies, Inc.	34,900	167,520
*	Imperial Sugar Co.	17,820	247,698
* #	Imperial Sugar Company	14,551	0
* #	Implant Sciences Corp.	14,100	145,794
*	Impreso, Inc.	5,300	13,197
*	Incyte Genomics, Inc.	144,430	986,457
	Independence Holding Co.	4,950	94,001
	Independent Bank Corp. MA	29,361	879,068
	Independent Bank Corp. MI	41,504	1,069,973
*	Indevus Pharmaceuticals, Inc.	95,394	655,357
*	Index Development Partners, Inc.	5,700	200
*	Indus International, Inc.	34,900	57,236
*	Industrial Distribution Group, Inc.	16,600	132,800
*	INEI Corp.	1,700	2,414
*	Inet Technologies, Inc.	78,557	945,041
	Infinity Property & Casualty Corp.	41,346	1,133,707
*	Infinity, Inc.	17,898	83,047
* #	Infocrossing, Inc.	36,691	496,062
*	InFocus Corp.	76,089	651,322
*	Infonet Services Corp.	133,400	208,104
*	Informatica Corp.	170,000	1,006,400
*	Information Architects Corp.	1,080	324
*	Information Holdings, Inc.	37,600	1,020,464
*	Inforte Corp.	20,300	177,605
*	InfoSpace, Inc.	64,046	2,433,748
*	infoUSA, Inc.	105,675	960,586
	Ingles Market, Inc. Class A	20,651	235,215

*	Inkine Pharmaceutical Co., Inc.	21,400	90,950
*	Innodata Corp.	43,900	171,649
*	Innotrac Corp.	11,600	102,080
*	Innovative Clinical Solutions, Ltd.	968	5
*	Innovative Solutions & Support, Inc.	12,700	339,344
*	Innovex, Inc.	32,300	130,492
*	Input/Output, Inc.	152,200	1,497,648
*	Insight Communications Co., Inc.	98,675	872,287
*	Insight Enterprises, Inc.	91,879	1,470,064
*	Insightful Corp.	6,300	11,025
*	Insignia Systems, Inc.	19,250	16,555
* #	Insite Vision, Inc.	18,000	9,900
*	Insituform Technologies, Inc. Class A	53,419	950,324
*	Insmed, Inc.	69,118	120,265
*	Inspire Pharmaceuticals, Inc.	75,769	1,094,862
*	Instinet Group, Inc.	36,500	180,310
*	Insurance Auto Auctions, Inc.	23,261	400,322
*	InsWeb Corp.	1,633	5,030
	Integra Bank Corp.	34,683	709,961
* #	Integra Lifesciences Corp.	57,100	1,705,577
	Integral Systems, Inc.	9,200	160,356
*	Integral Vision, Inc.	2,200	2,860
*	IntegraMed America, Inc.	3,100	18,634
*	Integrated Biopharma, Inc.	19,100	106,960
*	Integrated Device Technology, Inc.	80,684	864,126
*	Integrated Electrical Services, Inc.	76,000	366,320
*	Integrated Information Systems, Inc.	820	103
*	Integrated Silicon Solution, Inc.	68,700	542,043
*	Integrated Telecom Express, Inc.	600	0
* #	Intelli-Check, Inc.	20,300	104,342
*	Intellidata Technologies Corp.	49,978	19,991
*	Intelligent Systems Corp.	4,500	8,663
* #	Intelligroup, Inc.	31,400	56,834
* #	Intellisync Corp.	120,686	270,337
	Inter Parfums, Inc.	18,550	224,826
*	Interactive Data Corp.	58,013	1,090,644
*	Interactive Intelligence, Inc.	30,500	119,255
*	InterCept Group, Inc.	41,291	714,747
	Interchange Financial Services Corp.	12,600	306,180
*	Interdigital Communications Corp.	100,000	1,559,000
*	Interep National Radio Sales, Inc.	900	675
*	Interface, Inc. Class A	84,657	604,451
*	Interferon Scientific, Inc.	2,435	61
*	Intergraph Corp.	73,300	1,901,402
*	Interland, Inc.	31,610	124,227
*	Interlink Electronics, Inc.	9,700	80,510
*	Intermagnetics General Corp.	50,442	1,159,157
	Intermet Corp.	48,600	155,520
*	InterMune, Inc.	57,600	595,008
	International Aluminum Corp.	2,100	60,291
*	International Microcomputer Software, Inc.	5,100	5,049
*	International Shipholding Corp.	6,100	84,180

* #	Internet Commerce Corp.	4,000	3,836
*	Internet Security Systems, Inc.	100,600	1,447,634
* #	Interpharm Holdings, Inc.	37,300	96,980
*	Interphase Corp.	5,400	55,458
	Interpool, Inc.	38,000	718,200
	Interstate Bakeries Corp.	81,300	420,321
*	Interstate Hotels & Resorts, Inc.	53,840	225,051
	Inter-Tel, Inc.	51,400	1,025,430
*	Intervoice, Inc.	71,918	649,420
*	Interwoven, Inc.	74,907	568,544
*	Intest Corp.	8,600	66,822
*	Intevac, Inc.	12,000	54,000
* #	IntraBiotics Pharmaceuticals, Inc.	19,300	70,252
*	Intrado, Inc.	31,100	287,364
*	Intraware, Inc.	14,200	18,886
* #	Introgen Therapeutics, Inc.	53,185	357,935
*	Intrusion, Inc.	4,050	4,860
*	Intuitive Surgical, Inc.	67,023	1,625,308
	Invacare Corp.	54,300	2,403,861
*	Inveresk Research Group, Inc.	68,422	2,429,665
*	Inverness Medical Innovations, Inc.	7,461	115,347
*	Investment Technology Group, Inc.	83,700	1,149,201
*	INVESTools, Inc.	4,283	8,566
	Investors Title Co.	1,400	41,034
*	Invision Technologies, Inc.	27,200	1,278,400
*	Iomed, Inc.	11,800	22,774
	Iomega Corp.	98,795	428,770
*	Ion Networks, Inc.	100	16
* #	Ionatron, Inc.	17,500	117,250
*	Ionics, Inc.	44,200	1,158,482
*	iPass, Inc.	41,500	259,375
* #	IPIX Corp.	4,350	35,975
*	Iridex Corp.	6,800	44,132
*	IRIS International, Inc.	28,500	215,574
	Irwin Financial Corp.	56,200	1,446,026
*	Isis Pharmaceuticals, Inc.	112,100	672,600
*	Island Pacific, Inc.	73,700	30,954
*	Isle of Capri Casinos, Inc.	59,659	1,089,373
*	Isolagen, Inc.	67,600	567,840
*	Ista Pharmaceuticals, Inc.	25,700	256,229
*	Iteris Holdings, Inc.	300	975
*	ITLA Capital Corp.	5,800	246,036
*	Itron, Inc.	41,700	778,539
*	iVillage, Inc.	139,422	810,042
*	Ixia	115,200	913,536
*	IXYS Corp.	62,124	412,503
*	J & J Snack Foods Corp.	17,689	760,273
*	J Net Enterprises, Inc.	8,400	18,690
*	J. Alexander’s Corp.	9,200	64,860
*	J. Jill Group, Inc.	39,949	722,677
*	j2 Global Communication, Inc.	46,332	1,170,346
*	Jack in the Box, Inc.	72,700	2,053,048

*	Jaclyn, Inc.	1,300	6,598
*	Jaco Electronics, Inc.	5,660	25,807
*	Jacuzzi Brands, Inc.	155,478	1,352,659
*	Jakks Pacific, Inc.	48,626	952,097
*	Jarden Corp.	54,350	1,646,262
*	JDA Software Group, Inc.	56,712	560,315
*	Jennifer Convertibles, Inc.	1,300	3,770
#	JLG Industries, Inc.	87,300	1,209,105
*	JMAR Industries, Inc.	23,700	30,573
*	Jo-Ann Stores, Inc.	44,475	1,183,035
*	Johnson Outdoors, Inc.	6,700	129,846
*	Jones Lang LaSalle, Inc.	64,400	2,102,660
* #	Jos. A. Bank Clothiers, Inc.	26,650	718,751
*	Journal Register Co.	84,000	1,601,040
	Joy Global, Inc.	85,500	2,591,505
*	JPS Industries, Inc.	9,200	28,529
	Juno Lighting, Inc.	980	27,900
*	Jupitermedia Corp.	64,669	929,294
	K Swiss, Inc. Class A	52,000	1,014,520
*	K-Tron International, Inc.	2,400	50,004
*	K-V Pharmaceutical Co. Class A	67,450	1,073,804
*	K-V Pharmaceutical Co. Class B	20,975	348,395
*	K2, Inc.	80,263	1,062,682
*	Kadant, Inc.	27,420	517,690
	Kaman Corp. Class A	41,100	479,226
*	Kansas City Southern Industries, Inc.	122,700	1,840,500
*	Katy Industries, Inc.	8,300	43,492
	Kaydon Corp.	55,000	1,565,300
*	KBK Capital Corp.	2,200	2,002
*	KCS Energy, Inc.	97,800	1,227,390
*	Keane, Inc.	126,864	1,788,782
*	Keith Companies, Inc.	11,400	166,554
	Keithley Instruments, Inc.	27,600	444,360
	Kellwood Co.	52,276	1,908,074
	Kelly Services, Inc.	61,905	1,671,435
*	Kemet Corp.	155,623	1,349,251
*	Kendle International, Inc.	23,903	152,262
	Kennametal, Inc.	35,200	1,439,328
*	Kennedy-Wilson, Inc.	8,800	64,900
*	Kensey Nash Corp.	22,900	654,711
*	Keravision, Inc.	4,300	9
	Kewaunee Scientific Corp.	2,000	18,340
*	Key Energy Group, Inc.	248,100	2,503,329
*	Key Technology, Inc.	4,700	51,700
*	Key Tronic Corp.	8,600	27,090
*	Keynote Systems, Inc.	18,600	250,356
*	Keystone Automotive Industries, Inc.	31,158	691,708
*	Keystone Consolidated Industries, Inc.	2,100	630
*	Kforce, Inc.	73,000	479,610
* #	KFX, Inc.	117,400	798,320
	Kimball International, Inc. Class B	45,300	616,080
*	Kindred Healthcare, Inc.	72,778	1,882,039

*	Kirby Corp.	49,100	1,745,014
*	Kirklands, Inc.	17,200	132,440
	Knape & Vogt Manufacturing Co.	2,290	29,495
*	Knight Trading Group, Inc.	82,806	750,222
*	Knight Transportation, Inc.	112,837	2,244,328
*	Koala Corp.	6,500	1,755
*	Komag, Inc.	50,509	566,711
*	Kopin Corp.	137,491	544,464
*	Korn/Ferry International	77,400	1,375,398
*	Kos Pharmaceuticals, Inc.	67,100	2,451,163
*	Kosan Biosciences, Inc.	62,524	405,156
	Koss Corp.	3,600	75,924
* #	Krispy Kreme Doughnuts, Inc.	25,000	322,000
	Kronos Worldwide, Inc.	35,470	1,145,336
*	Kronos, Inc.	59,000	2,524,020
*	Kulicke & Soffa Industries, Inc.	91,434	501,058
*	KVH Industries, Inc.	28,828	224,858
*	Kyphon, Inc.	80,100	1,788,633
*	La Jolla Pharmceutical Co.	122,400	419,832
	La-Z-Boy, Inc.	103,900	1,604,216
*	LaBarge, Inc.	30,300	267,549
*	LabOne, Inc.	34,094	996,568
*	Labor Ready, Inc.	81,500	1,009,785
*	Labranche & Co., Inc.	106,600	874,120
	Laclede Group, Inc.	39,400	1,137,084
*	LaCrosse Footwear, Inc.	5,800	43,320
	Ladish Co., Inc.	19,500	167,115
*	Laidlaw International, Inc.	25,000	392,500
	Lakeland Bancorp, Inc.	13,119	213,709
*	Lakeland Industries, Inc.	2,420	46,682
*	Lakes Entertainment, Inc.	33,350	318,826
*	Lamson & Sessions Co.	26,200	184,186
	Lance, Inc.	62,400	951,600
*	Lancer Corp.	9,325	94,929
	Landamerica Financial Group, Inc.	36,800	1,583,872
	Landauer, Inc.	17,000	761,260
*	Landec Corp.	40,590	192,803
	Landry’s Restaurants, Inc.	53,300	1,410,851
*	Landstar Systems, Inc.	48,600	2,550,528
*	Lannet Co., Inc.	47,130	532,098
*	Lantronix, Inc.	15,000	15,600
* #	Large Scale Biology Corp.	42,800	49,648
*	Laserscope	41,750	826,650
*	Lattice Semiconductor Corp.	200,266	913,213
*	Laureate Education, Inc.	69,700	2,383,043
	Lawson Products, Inc.	9,600	357,120
*	Lawson Software, Inc.	186,908	1,046,685
*	Layne Christensen Co.	11,600	176,204
*	Lazare Kaplan International, Inc.	8,700	68,600
	LCA-Vision, Inc.	26,750	630,765
*	LCC International, Inc. Class A	35,800	124,226
*	Learning Care Group, Inc.	5,200	15,548

*	Learning Tree International, Inc.	34,000	439,280
*	Lecroy Corp.	10,100	143,521
*	Lectec Corp.	3,900	6,240
	Leesport Financial Corp.	525	11,613
	Lennox International, Inc.	117,605	1,912,257
*	Lesco, Inc.	18,300	229,665
*	Level 8 Systems, Inc.	3,729	373
	Levitt Corp. Series A	2,821	63,501
*	Lexar Media, Inc.	157,697	905,181
*	Lexicon Genetics, Inc.	126,300	764,115
	Libbey, Inc.	27,300	515,970
*	Liberate Technologies, Inc.	106,300	260,967
	Liberty Corp.	35,500	1,434,910
	Liberty Homes, Inc. Class A	200	835
*	Lifecell Corp.	56,900	468,856
*	Lifecore Biomedical, Inc.	24,600	174,660
*	Lifeline Systems, Inc.	8,200	182,942
	Lifetime Hoan Corp.	21,849	342,811
* #	Ligand Pharmaceuticals, Inc. Class B	147,777	1,452,648
*	Lightbridge, Inc.	46,821	210,695
*	Lightning Rod Software, Inc.	580	348
*	LightPath Technologies, Inc.	1,850	10,527
*	Lin TV Corp.	50,800	1,025,144
	Lincoln Electric Holdings	81,662	2,454,760
	Lindsay Manufacturer Co.	23,500	586,560
*	Linens ‘n Things, Inc.	90,200	2,262,216
*	Lionbridge Technologies, Inc.	31,197	248,640
* #	Lipid Sciences, Inc.	47,658	190,632
* #	Liquidmetal Technologies, Inc.	68,495	90,071
	Lithia Motors, Inc. Class A	28,510	605,838
*	Littlefuse, Inc.	44,600	1,624,332
*	LMI Aerospace, Inc.	7,900	10,823
	LNB Bancorp, Inc.	1,200	23,676
#	LNR Property Corp.	38,000	2,378,800
*	Lodgenet Entertainment Corp.	34,401	500,879
*	Lodgian, Inc.	51	531
*	Log On America, Inc.	600	3
*	Logic Devices, Inc.	6,700	7,705
*	LogicVision, Inc.	28,200	50,760
*	Logility, Inc.	13,200	60,060
*	Lojack Corp.	28,700	300,202
	Lone Star Steakhouse & Saloon, Inc.	41,700	967,023
*	Lone Star Technologies, Inc.	57,500	1,766,400
	Longs Drug Stores Corp.	71,900	1,745,732
*	Longview Fibre Co.	100,300	1,241,714
*	LookSmart, Ltd.	191,367	294,705
*	LOUD Technologies, Inc.	12,400	24,800
	Louisiana-Pacific Corp.	31,100	766,926
	Lowrance Electronics, Inc.	6,692	182,022
	LSB Bancshares, Inc. NC	5,156	83,527
	LSB Corp.	4,300	79,550
	LSI Industries, Inc.	40,627	387,988

*	LTX Corp.	109,800	564,372
*	Luby’s, Inc.	41,000	266,500
	Lufkin Industries, Inc.	6,400	207,360
*	Luminex Corp.	59,986	444,496
*	Lydall, Inc.	30,500	319,945
*	Lynch Corp.	1,500	17,813
*	Lynch Interactive Corp.	2,800	89,390
*	M & F Worldwide Corp.	35,300	469,490
*	M-Wave, Inc.	2,900	3,045
	M/I Schottenstein Homes, Inc.	28,200	1,101,210
	MacDermid, Inc.	60,600	1,790,124
* #	Mace Security International, Inc.	11,200	32,245
*	Mac-Gray Corp.	12,600	83,412
*	Macromedia, Inc.	124,585	2,414,457
*	Macrovision Corp.	97,337	2,302,020
*	Madden (Steven), Ltd.	25,300	461,725
	MAF Bancorp, Inc.	50,527	2,113,544
*	Magic Lantern Group, Inc.	1,700	935
*	Magma Design Automation, Inc.	69,683	1,149,770
*	Magna Entertainment Corp.	21,200	126,140
*	Magnetek, Inc.	57,000	371,070
*	Magnum Hunter Resources, Inc.	138,802	1,414,392
*	MAI Systems Corp.	500	105
*	MAII Holdings, Inc.	3,400	0
*	Main Street & Main, Inc.	25,200	42,336
	Main Street Banks, Inc.	38,714	1,080,121
	Maine & Maritimes Corp.	1,600	49,120
*	MAIR Holdings, Inc.	36,916	306,403
*	Major Automotive Companies, Inc.	3,280	3,280
*	Management Network Group, Inc.	52,100	87,528
*	Manatron, Inc.	1,102	9,367
*	Manchester Technologies, Inc.	8,000	38,000
*	Manhattan Associates, Inc.	60,394	1,409,596
	Manitowoc Co., Inc.	50,750	1,682,870
#	Mannatech, Inc.	13,500	156,600
* #	Manning (Greg) Auctions, Inc.	9,200	126,960
*	Manugistic Group, Inc.	138,900	319,470
*	Mapics, Inc.	47,156	432,421
*	Mapinfo Corp.	40,400	389,052
	Marine Products Corp.	25,530	438,605
*	MarineMax, Inc.	31,475	616,910
*	Marisa Christina, Inc.	6,700	8,040
	Maritrans, Inc.	7,800	117,468
*	MarketWatch.com, Inc.	48,490	455,806
	MarkWest Hydrocarbon, Inc.	9,350	119,213
*	Marlton Technologies, Inc.	7,800	4,680
	Marsh Supermarkets, Inc. Class A	1,600	17,984
	Marsh Supermarkets, Inc. Class B	4,500	50,625
*	Marten Transport, Ltd.	9,450	164,241
* #	Martha Stewart Living Omnimedia, Ltd.	39,600	442,728
	MASSBANK Corp.	4,700	169,200
	Massey Energy Co.	83,000	2,284,160

*	Mastec, Inc.	89,550	484,466
*	Material Sciences Corp.	27,200	348,704
*	Matria Healthcare, Inc.	20,569	543,433
* #	Matritech, Inc.	30,500	35,380
*	Matrix Bancorp, Inc.	6,500	71,565
*	Matrix Service Co.	30,900	138,741
*	MatrixOne, Inc.	97,300	455,364
*	Matrixx Initiatives, Inc.	18,000	166,500
	Matthews International Corp. Class A	64,400	2,276,540
*	Mattson Technology, Inc.	99,645	743,352
*	Maui Land & Pineapple Company, Inc.	10,200	308,550
*	Maverick Tube Corp.	84,700	2,508,814
*	Max & Ermas Restaurants, Inc.	2,300	34,523
*	Maxco, Inc.	3,100	10,230
	Maxcor Financial Group, Inc.	12,372	110,729
* #	Maxim Pharmaceuticals, Inc.	56,333	381,374
*	Maximus, Inc.	41,400	1,204,326
*	Maxwell Technologies, Inc.	27,460	262,518
*	Maxxam, Inc.	8,900	248,310
*	Maxygen, Inc.	66,191	646,024
*	Mayor’s Jewelers, Inc.	20,300	14,007
*	Mays (J.W.), Inc.	200	2,550
	MB Financial, Inc.	52,964	1,990,387
	MBT Financial Corp.	22,087	422,524
*	McDATA Corp.	161,954	835,683
	MCG Capital Corp.	84,934	1,469,358
	McGrath Rent Corp.	24,307	833,487
* #	McMoran Exploration Co.	34,364	480,752
	McRae Industries, Inc. Class A	2,600	22,230
*	Meade Instruments Corp.	37,000	114,330
*	Meadow Valley Corp.	2,400	5,714
*	Meadowbrook Insurance Group, Inc.	42,400	200,976
*	Measurement Specialties, Inc.	12,900	300,699
*	Mechanical Technology, Inc.	4,700	20,779
*	Medarex, Inc.	155,070	882,348
*	MedCath Corp.	32,849	516,058
* #	Med-Design Corp.	28,300	33,111
*	Media 100, Inc.	7,100	53
	Media General, Inc. Class A	3,100	180,389
*	Media Services Group, Inc.	471	4,762
*	MediaBay, Inc.	8,300	2,822
*	Mediacom Communications Corp.	179,900	1,124,375
* #	Medialink Worldwide, Inc.	5,900	17,700
*	Medical Action Industries, Inc.	20,500	328,205
*	Medical Staffing Network Holdings, Inc.	55,200	363,768
*	Medicore, Inc.	3,800	11,324
* #	Medifast, Inc.	21,000	70,350
*	Medquist, Inc.	64,700	693,908
*	MEDTOX Scientific, Inc.	7,545	52,815
* #	Memberworks, Inc.	20,500	511,270
*	Mens Warehouse, Inc.	68,700	1,923,600
	Mentor Corp.	76,000	2,673,680

*	Mentor Graphics Corp.	140,100	1,532,694
	Mercantile Bank Corp.	1,260	44,087
	Merchants Bancshares, Inc.	6,150	166,911
	Merchants Group, Inc.	1,300	31,395
*	Mercury Air Group, Inc.	4,950	24,899
*	Mercury Computer Systems, Inc.	42,400	1,145,648
*	Merge Technologies, Inc.	25,194	390,507
	Meridian Bioscience, Inc.	27,312	316,819
*	Meridian Resource Corp.	129,500	982,905
*	Merit Medical Systems, Inc.	52,576	899,575
*	Meritage Corp.	26,300	1,757,103
*	Merix Corp.	37,313	371,637
*	Merrimac Industries, Inc.	2,860	24,167
*	Mesa Air Group, Inc.	61,835	396,053
	Mesa Labs, Inc.	3,300	35,475
*	Mestek, Inc.	5,400	93,366
*	Meta Group, Inc.	12,700	60,325
*	Metals USA, Inc.	40,380	650,926
*	MetaSolv, Inc.	81,100	202,750
	Methode Electronics, Inc. Class A	34,100	449,438
	Met-Pro Corp.	8,100	112,104
*	Metris Companies, Inc.	110,000	899,800
*	Metro One Telecommunications, Inc.	39,650	55,907
	MetroCorp. Bancshares, Inc.	7,000	102,200
*	Metrologic Instruments, Inc.	43,000	618,770
	MFB Corp.	1,300	38,383
*	MFRI, Inc.	4,900	18,130
	MGE Energy, Inc.	37,183	1,189,112
#	MGP Ingredients, Inc.	16,000	147,360
*	Michael Anthony Jewelers, Inc.	7,400	9,620
*	Micrel, Inc.	184,673	1,793,175
*	Micro Component Technology, Inc.	14,052	9,555
*	Micro Linear Corp.	12,000	66,960
*	MicroFinancial, Inc.	15,200	53,200
*	Micromuse, Inc.	117,493	466,447
*	Micros Systems, Inc.	37,052	1,724,400
*	Microsemi Corp.	118,900	1,282,931
*	MicroStrategy, Inc.	10,200	353,022
*	Microtek Medical Holdings, Inc.	85,916	337,650
*	Micro-Therapeutics, Inc.	73,228	307,558
*	Microtune, Inc.	63,300	313,968
* #	Microvision, Inc.	42,946	261,112
*	Midas, Inc.	30,900	489,765
	Middleby Corp.	18,400	922,208
	Middlesex Water Co.	8,400	154,140
	Midland Co.	6,600	177,012
	Mid-State Bancshares	47,196	1,151,582
* #	Midway Games, Inc.	129,600	1,564,272
	Midwest Banc Holdings, Inc.	34,965	657,342
*	Midwest Express Holdings, Inc.	31,600	106,492
*	Mikohn Gaming Corp.	42,175	191,896
*	Milacron, Inc.	94,700	321,980

*	Milestone Scientific, Inc.	16,300	28,688
*	Millennium Cell, Inc.	59,500	99,960
*	Millennium Chemicals, Inc.	101,800	1,898,570
*	Miller Industries, Inc.	9,280	82,499
*	Millerbuilding Systems Escrow Shares	3,200	960
*	MIM Corp.	44,700	289,656
*	Mindspeed Technologies, Inc.	119,500	362,085
	Mine Safety Appliances Co.	66,700	2,636,651
	Minerals Technologies, Inc.	41,100	2,308,587
	Minuteman International, Inc.	1,000	13,365
*	MIPS Technologies, Inc.	81,900	417,690
*	Miravant Medical Technologies	1,800	5,166
*	Misonix, Inc.	13,300	83,125
*	Mission Resources Corp.	81,200	380,828
*	Mitcham Industries, Inc.	8,700	42,195
*	Mitek Systems, Inc.	11,100	6,438
*	Mity Enterprises, Inc.	5,000	80,550
*	MKS Instruments, Inc.	101,607	1,365,598
*	Mobile Mini, Inc.	29,109	793,220
*	Mobility Electronics, Inc.	55,600	410,884
*	Mobius Management Systems, Inc.	17,100	106,875
	Mocon, Inc.	5,500	43,725
*	Modem Media, Inc.	25,700	124,902
	Modine Manufacturing Co.	68,795	2,050,091
*	Mod-Pac Corp.	2,750	30,250
*	Mod-Pac Corp. Class B	1,112	5,560
*	Modtech Holdings, Inc.	25,152	183,861
*	Moldflow Corp.	20,556	246,672
*	Molecular Devices Corp.	34,540	794,420
	Monaco Coach Corp.	58,750	1,262,538
*	Monarch Casino and Resort, Inc.	8,000	133,200
*	Mondavi (Robert) Corp. Class A	19,800	813,978
*	Monolithic System Technology, Inc.	49,133	197,515
*	Monro Muffler Brake, Inc.	12,300	252,642
*	Monterey Pasta Co.	32,100	96,300
*	Moog, Inc. Class A	19,200	682,560
*	Moog, Inc. Class B	3,300	117,975
*	Morgan Group Holding Co.	200	16
*	Morgan’s Foods, Inc.	900	765
*	Mossimo, Inc.	16,600	49,800
*	Mother’s Work, Inc.	8,954	160,724
*	Motor Car Parts & Accessories, Inc.	2,500	18,750
	Movado Group, Inc.	33,700	483,595
#	Movie Gallery, Inc.	65,199	1,172,930
*	MPS Group, Inc.	202,300	1,806,539
*	MPW Industrial Services Group	5,000	10,875
*	MRO Software, Inc.	46,421	440,535
*	MRV Communications, Inc.	196,600	436,452
*	MSC Software Corp.	55,600	405,324
*	MTC Technologies, Inc.	14,800	369,112
* #	MTI Technology Corp.	1,300	2,379
*	MTM Technologies, Inc.	4,900	7,105

*	MTR Gaming Group, Inc.	57,078	535,392
	MTS Systems Corp.	42,340	920,895
	Mueller Industries, Inc.	62,145	2,441,677
*	Multi Color Corp.	2,250	33,163
* #	Multimedia Games, Inc.	55,750	805,030
	MutualFirst Financial, Inc.	2,000	46,160
	Myers Industries, Inc.	59,119	672,778
*	Mykrolis Corp.	74,300	656,069
*	Myriad Genetics, Inc.	51,600	837,468
	Mystic Financial, Inc.	1,575	61,472
*	Nabi Biopharmaceuticals	110,850	1,294,728
	Nacco Industries, Inc. Class A	6,500	515,190
*	Nanogen, Inc.	64,600	270,028
*	Nanometrics, Inc.	23,394	230,197
*	Nanophase Technologies Corp.	32,998	176,869
* #	Napco Security Systems, Inc.	4,300	35,561
	Nara Bancorp, Inc.	44,000	898,480
	Nash-Finch Co.	23,400	691,002
*	Nashua Corp.	5,800	59,740
*	Nassda Corp.	45,875	168,361
* #	Nastech Pharmaceutical Co., Inc.	22,700	204,300
*	NATCO Group, Inc. Class A	16,800	133,056
*	Nathans Famous, Inc.	7,000	41,790
	National Beverage Corp.	36,200	302,270
*	National Dentex Corp.	3,500	94,675
*	National Home Health Care Corp.	5,465	53,229
*	National Medical Health Card Systems, Inc.	12,600	301,014
	National Penn Bancshares, Inc.	46,184	1,390,600
	National Presto Industries, Inc.	6,800	276,760
*	National Processing, Inc.	116,000	3,069,360
*	National Research Corp.	7,000	108,500
*	National RV Holdings, Inc.	18,600	247,008
*	National Technical Systems, Inc.	8,600	32,078
*	National Western Life Insurance Co. Class A	1,000	157,630
*	Natrol, Inc.	10,000	27,300
*	Natural Alternatives International, Inc.	5,400	49,842
	Nature’s Sunshine Products, Inc.	28,350	419,297
*	Natus Medical, Inc.	27,400	161,386
	Nautilus Group, Inc.	62,000	1,208,380
*	Navarre Corp.	50,600	788,854
*	Navidec, Inc.	644	2,061
*	Navigant Consulting, Inc.	87,200	1,671,624
*	Navigant International, Inc.	30,914	496,479
*	Navigators Group, Inc.	22,371	654,128
	NBT Bancorp	62,477	1,393,862
*	NCI Building Systems, Inc.	37,900	1,162,772
*	NCO Group, Inc.	60,185	1,538,316
#	NDChealth Corp.	64,800	889,704
* #	NeighborCare, Inc.	73,800	1,873,782
*	Nektar Therapeutics	158,890	2,024,259
	Nelson (Thomas), Inc.	25,800	490,200
*	Neoforma, Inc.	38,014	387,743

*	Neogen Corp.	7,625	147,544
* #	NeoMagic Corp.	58,000	62,060
*	NEON Systems, Inc.	8,600	30,358
*	Neopharm, Inc.	44,117	250,143
*	Neose Technologies, Inc.	47,400	342,228
*	Neoware Systems, Inc.	29,400	233,730
*	NES Rentals Holdings, Inc.	36	289
	Net Perceptions, Inc.	22,600	19,865
*	Net2Phone, Inc.	83,300	249,067
	NetBank, Inc.	57,533	612,151
*	Netegrity, Inc.	71,900	436,433
* #	Netflix, Inc.	94,000	1,311,300
*	Netguru, Inc.	17,200	15,996
*	NetIQ Corp.	105,587	1,015,747
*	NetManage, Inc.	10,442	56,387
*	Netopia, Inc.	43,200	109,944
*	NetRatings, Inc.	65,163	1,007,420
*	Netscout System, Inc.	57,950	329,736
*	NetSolve, Inc.	12,100	95,832
*	Network Engines, Inc.	65,600	106,272
*	Network Equipment Technologies, Inc.	46,100	307,487
* #	Network Plus Corp.	14,500	19
* #	Neurobiological Technologies, Inc.	2,700	10,233
*	Neurogen Corp.	74,113	508,415
	Nevada Chemicals, Inc.	2,500	13,878
*	Nevada Gold & Casinos, Inc.	24,850	276,581
*	New Brunswick Scientific Co., Inc.	7,660	40,981
*	New Century Equity Holdings Corp.	100	26
#	New Century Financial Corp.	37,650	2,019,546
	New Hampshire Thrift BancShares, Inc.	200	5,786
*	New Horizons Worldwide, Inc.	10,200	59,588
	New Jersey Resources Corp.	52,400	2,140,540
*	NewMarket Corp.	32,100	664,149
	Newmil Bancorp, Inc.	4,400	126,676
*	Newpark Resources, Inc.	159,200	907,440
*	Newport Corp.	71,718	896,475
*	Newtek Business Services, Inc.	60,988	227,485
	Niagara Corp.	8,200	47,355
*	NIC, Inc.	117,100	633,511
*	Nitches, Inc.	864	4,501
	NL Industries, Inc.	90,276	1,305,391
*	NMS Communications Corp.	88,200	423,360
*	NMT Medical, Inc.	11,500	38,525
	NN, Inc.	15,250	153,720
*	Nobel Learning Communities, Inc.	6,500	45,695
	Nobility Homes, Inc.	4,100	85,116
	Noble International, Ltd.	16,060	327,463
*	Noel Group, Inc.	8,000	24
#	Noland Co.	200	8,409
	Nordson Corp.	67,777	2,324,073
*	Norstan, Inc.	24,900	64,491
*	North America Galvanizing & Coatings, Inc.	6,700	13,936

*	North American Scientific, Inc.	28,150	208,029
	North Central Bancshares, Inc.	1,700	63,325
	North Pittsburgh Systems, Inc.	27,606	533,348
	Northeast Bancorp	900	17,370
	Northeast Pennsylvania Financial Corp.	4,400	73,920
	Northern Technologies International Corp.	3,000	15,885
* #	Northfield Laboratories, Inc.	39,900	518,700
*	Northland Cranberries, Inc.	3,100	1,767
	Northrim BanCorp, Inc.	6,068	129,257
* #	Northwest Airlines Corp.	163,700	1,542,054
	Northwest Bancorp, Inc.	90,604	1,944,362
	Northwest Natural Gas Co.	51,900	1,600,077
*	Northwest Pipe Co.	6,300	105,903
*	Novamed Eyecare, Inc.	39,000	147,030
*	Novavax, Inc.	62,500	209,375
*	Noven Pharmaceuticals, Inc.	44,008	835,712
*	Novoste Corp.	29,400	56,448
*	NPS Pharmaceuticals, Inc.	70,700	1,484,700
*	NS Group, Inc.	39,800	597,000
*	NTN Communications, Inc.	94,793	188,638
*	Nu Horizons Electronics Corp.	30,300	192,405
* #	Nucentrix Broadband Networks, Inc.	10,400	20,030
*	NuCo2, Inc.	16,000	285,280
	NUI Corp.	29,892	399,955
*	Numerex Corp. Class A	10,800	39,420
	NuSkin Enterprises, Inc.	86,000	2,220,520
*	Nutraceutical International Corp.	22,164	311,847
*	Nutramax Products, Inc.	3,300	3
* #	Nutrition 21, Inc.	3,700	1,850
*	Nuvelo, Inc.	40,322	359,269
	NWH, Inc.	4,200	68,040
*	NYFIX, Inc.	50,081	265,429
	Nymagic, Inc.	8,700	201,144
*	O’Charleys, Inc.	41,962	681,463
*	O.I. Corp.	2,700	22,680
	Oak Hill Financial, Inc.	3,000	102,000
	Oakley, Inc.	151,800	1,741,146
*	Obie Media Corp.	5,900	25,370
*	OCA, Inc.	95,251	486,733
*	Oceaneering International, Inc.	47,400	1,517,748
	OceanFirst Financial Corp.	25,132	573,764
*	Ocular Sciences, Inc.	44,300	1,931,480
*	Ocwen Financial Corp.	129,534	1,173,578
*	Odd Job Stores, Inc.	12,700	19,368
*	Odetics, Inc. Series B	200	600
*	Odyssey Healthcare, Inc.	69,500	1,231,540
*	Offshore Logistics, Inc.	43,400	1,293,320
* #	Oglebay Norton Co.	2,500	500
*	Ohio Casualty Corp.	116,600	2,349,490
*	Oil States International, Inc.	93,531	1,505,849
	Oil-Dri Corp. of America	4,200	62,790
*	Old Dominion Freight Lines, Inc.	45,250	1,271,978

	Olin Corp.	132,052	2,230,358
*	Olympic Steel, Inc.	9,600	194,400
*	OM Group, Inc.	53,900	1,835,295
	Omega Financial Corp.	8,200	267,730
*	Omega Protein Corp.	44,200	374,816
* #	OMNI Energy Services Corp.	21,600	75,600
*	Omnicell, Inc.	46,952	576,101
* #	OmniVision Technologies, Inc.	107,100	1,117,053
*	Omnova Solutions, Inc.	13,900	81,871
*	Omtool, Ltd.	3,570	28,489
*	On Assignment, Inc.	48,900	226,896
*	ON Semiconductor Corp.	480,651	1,432,340
*	On2.cCom, Inc.	53,300	36,244
*	One Price Clothing Stores, Inc.	2,957	30
* #	Oneida, Ltd.	28,700	42,763
*	Online Resources Corp.	34,100	235,631
	Onyx Acceptance Corp.	5,100	79,356
*	Onyx Pharmacueticals, Inc.	65,900	2,447,526
*	ONYX Software Corp.	27,500	102,850
*	Opent Technologies, Inc.	36,000	327,240
*	OpenTV Corp.	39,946	105,457
*	Openwave Systems, Inc.	122,099	1,137,963
*	Opinion Research Corp.	6,700	41,674
*	Oplink Communications, Inc.	53,100	92,925
*	Opsware, Inc.	158,792	1,000,390
*	Opti, Inc.	11,600	16,240
*	Optical Cable Corp.	10,100	33,734
*	Optical Communication Products, Inc.	74,850	136,976
*	Optical Sensors, Inc.	1,633	5,144
	Option Care, Inc.	40,500	637,065
*	OraSure Technologies, Inc.	83,650	524,486
*	Orbit International Corp.	1,582	10,297
*	Orbital Sciences Corp.	93,652	999,267
*	Orchid Biosciences, Inc.	42,281	348,395
*	Oregon Steel Mills, Inc.	50,400	729,792
*	Orleans Homebuilders, Inc.	34,300	752,199
*	Orphan Medical, Inc.	10,300	105,575
*	Orthologic Corp.	65,605	465,796
* #	Oscient Pharmaceutical Corp.	138,200	581,822
	Oshkosh B’Gosh, Inc. Class A	18,300	372,771
* #	OSI Systems, Inc.	27,900	406,224
*	Osteotech, Inc.	32,600	137,898
	Otter Tail Co.	49,160	1,243,748
	Outlook Group Corp.	2,400	14,522
*	Overland Storage, Inc.	25,975	340,273
	Overseas Shipholding Group, Inc.	59,525	2,559,575
* #	Overstock.com, Inc.	33,600	1,053,360
	Owens & Minor, Inc.	74,600	1,827,700
#	Oxford Industries, Inc.	30,800	1,246,168
*	Oxigene, Inc.	12,600	71,316
*	Oxis International, Inc.	7,900	2,765
*	OYO Geospace Corp.	5,100	86,088

*	P&F Industries, Inc. Class A	1,300	12,740
* #	P.F. Chang’s China Bistro, Inc.	48,700	2,041,504
	Pacific Capital Bancorp	86,300	2,466,454
*	Pacific Mercantile Bancorp	5,900	67,526
*	Pacific Premier Bancorp, Inc.	3,900	42,393
	Packaging Dynamics Corp.	4,120	61,800
*	Packeteer, Inc.	62,700	628,881
*	Pac-West Telecomm, Inc.	23,100	19,173
*	Pain Therapeutics, Inc.	67,615	473,305
* #	PainCare Holdings, Inc.	74,800	194,480
*	Palatin Technologies, Inc.	62	180
*	Paligent, Inc.	347	76
*	Palm Harbor Homes, Inc.	43,411	710,204
* #	Palmone, Inc.	40,430	1,320,040
*	Palmsource, Inc.	27,781	625,350
*	Palomar Medical Technologies, Inc.	29,779	543,467
*	PAM Transportation Services, Inc.	20,550	381,408
	Pamrapo Bancorp, Inc.	5,100	114,230
*	Panavision, Inc.	3,600	23,400
* #	Panera Bread Co.	54,325	1,889,424
*	Pantry, Inc.	37,900	737,534
* #	Papa John’s International, Inc.	33,500	961,785
*	Par Pharmaceutical Cos, Inc.	61,600	2,528,064
*	Par Technology Corp.	7,800	70,122
*	Paradyne Networks Corp.	97,955	423,166
*	Paragon Technologies, Inc.	4,200	40,740
*	Parallel Petroleum Corp.	48,000	238,080
*	Parametric Technology Corp.	509,316	2,480,369
*	Parexel International Corp.	49,600	954,800
	Park Bancorp, Inc.	1,200	37,740
	Park Electrochemical Corp.	37,750	836,163
*	Parker Drilling Co.	179,200	580,608
* #	Parkervision, Inc.	19,300	86,850
*	Park-Ohio Holdings Corp.	10,400	179,712
	Parkvale Financial Corp.	5,700	146,205
*	Parlex Corp.	13,800	81,420
*	Parlux Fragrances, Inc.	9,900	92,852
*	Partners Trust Financial Group, Inc.	12,189	122,012
*	Party City Corp.	31,922	431,585
*	Pathmark Stores, Inc.	55,579	393,499
* #	Patient Infosystems, Inc.	733	1,312
*	Patrick Industries, Inc.	4,500	49,275
*	Patriot Transportation Holding, Inc.	2,500	83,750
	Paula Financial, Inc.	6,100	17,263
*	Paul-Son Gaming Corp.	4,100	19,270
*	Paxar Corp.	75,300	1,524,072
*	Paxson Communications Corp.	118,700	216,034
*	Payless Cashways, Inc.	160	0
*	Payless ShoeSource, Inc.	128,400	1,489,440
*	PC Connection, Inc.	45,450	299,970
*	PC Mall, Inc.	22,300	291,684
*	PC-Tel, Inc.	39,800	361,782

*	PDF Solutions, Inc.	47,859	442,217
*	PDI, Inc.	27,698	667,245
*	PDS Gaming Corp.	1,100	2,151
*	PEC Solutions, Inc.	52,000	547,560
*	Pediatric Services of America, Inc.	12,700	92,329
*	Pediatrix Medical Group, Inc.	32,200	2,257,220
*	Peerless Manufacturing Co.	3,000	42,000
*	Peerless Systems Corp.	24,300	30,358
*	Peet’s Coffee & Tea, Inc.	25,111	575,042
* #	Pegasus Communications Corp.	17,540	173,821
*	Pegasus Solutions, Inc.	43,233	541,709
*	Pegasystems, Inc.	67,862	430,924
*	Pemco Aviation Group, Inc.	950	25,687
*	Pemstar, Inc.	73,200	128,832
	Penford Corp.	7,300	124,392
	Penn Engineering & Manufacturing Corp. Class A	1,200	18,900
	Penn Engineering & Manufacturing Corp. Non-Voting	15,000	286,500
*	Penn National Gaming, Inc.	72,100	2,801,085
*	Penn Treaty American Corp.	24,800	46,128
	Penn Virginia Corp.	34,600	1,192,316
	Penn-America Group, Inc.	28,100	366,986
	Pennfed Financial Services, Inc.	7,400	218,300
	Penns Woods Bancorp, Inc.	770	39,078
*	Penwest Pharmaceuticals Co.	35,200	378,752
	Peoples Bancorp, Inc.	300	6,510
	Pep Boys - Manny, Moe & Jack	109,900	1,747,410
*	Perceptron, Inc.	15,518	101,798
*	Performance Food Group Co.	87,987	1,935,714
*	Performance Technologies, Inc.	23,000	137,770
*	Pericom Semiconductor Corp.	48,500	478,210
*	Perini Corp.	43,400	655,340
*	Perot Systems Corp.	63,400	843,854
	Perrigo Co.	127,147	2,497,167
*	Perry Ellis International, Inc.	17,100	386,289
*	Per-Se Technologies, Inc.	60,100	753,053
*	Pervasive Software, Inc.	55,039	330,234
*	PetMed Express, Inc.	39,865	224,440
*	Petrocorp, Inc. Escrow Shares	6,900	414
*	Petroleum Development Corp.	30,933	959,851
	PFF Bancorp, Inc.	31,800	1,173,420
*	Pfsweb, Inc.	9	14
*	Pharmacopia Drug Discovery, Inc.	26,450	139,127
*	Pharmacyclics, Inc.	37,300	388,293
* #	Pharmanetics, Inc.	9,500	3,800
*	PharmChem, Inc.	5,100	408
*	Pharmos Corp.	6,200	19,654
*	Philadelphia Consolidated Holding Corp.	42,200	2,247,572
	Phillips-Van Heusen Corp.	58,500	1,179,360
*	Phoenix Gold International, Inc.	1,000	1,250
*	Phoenix Technologies, Ltd.	45,636	245,978
*	Photo Control Corp.	1,000	2,660

*	PhotoMedex, Inc.	49,800	122,010
*	Photon Dynamics, Inc.	31,400	705,558
*	Photronics, Inc.	59,500	853,825
*	Physiometrix, Inc.	7,400	14,134
*	Piccadilly Cafeterias, Inc.	10,400	1
*	Pico Holdings, Inc.	12,300	213,897
#	Piedmont Natural Gas Co.	32,500	1,410,500
*	Pinnacle Entertainment, Inc.	63,600	788,640
*	Pinnacle Systems, Inc.	126,400	472,736
*	Pioneer Drilling Co.	1,500	11,250
*	Piper Jaffray Companies, Inc.	37,700	1,624,870
*	Pixelworks, Inc.	51,000	532,440
*	Pizza Inn, Inc.	10,000	29,400
*	Plains Exploration & Production Co.	98,563	1,913,108
*	Planar Systems, Inc.	26,900	305,584
*	Plato Learning, Inc.	43,666	358,061
*	Play By Play Toys and Novelties, Inc.	3,300	8
*	Playboy Enterprises, Inc. Class A	4,700	41,125
*	Playboy Enterprises, Inc. Class B	51,300	466,317
*	Playtex Products, Inc.	116,300	759,439
*	Plexus Corp.	78,200	921,978
*	Plug Power, Inc.	138,943	887,846
*	PLX Technology, Inc.	49,600	311,488
*	Plymouth Rubber, Inc. Class B	200	160
	PMA Capital Corp. Class A	56,400	397,620
	PNM Resources, Inc.	116,000	2,478,920
	Pocahontas Bancorp, Inc.	4,400	74,360
* #	Point Therapeutics, Inc.	660	2,607
*	Point.360	9,000	23,850
	PolyMedica Corp.	51,500	1,566,115
*	Polyone Corp.	94,200	668,820
*	Pomeroy IT Solutions, Inc.	23,295	302,602
	Pope & Talbot, Inc.	29,700	547,371
*	Porta Systems Corp.	300	30
*	Portal Software, Inc.	80,920	271,891
*	Possis Medical, Inc.	33,800	591,500
	Potlatch Corp.	56,000	2,402,400
*	Powell Industries, Inc.	19,159	316,124
*	Power Intergrations, Inc.	58,400	1,172,672
	PowerCerv Corp.	1,755	772
*	Power-One, Inc.	158,161	1,187,789
*	Powerwave Technologies, Inc.	181,145	1,095,927
*	Pozen, Inc.	54,700	473,702
*	PPT Vision, Inc.	6,800	8,058
*	PRAECIS Pharmaceuticals, Inc.	99,404	233,599
	Preformed Line Products Co.	1,200	27,000
*	Premier Financial Bancorp	5,200	46,332
* #	Premier Laser Systems, Inc. Class A	3,400	2
* #	Pre-Paid Legal Services, Inc.	31,350	774,345
	Presidential Life Corp.	54,900	963,495
*	Presstek, Inc.	65,298	570,705
* #	PRG-Schultz International, Inc.	117,300	665,091

*	Price Communications Corp.	102,170	1,534,593
* #	Priceline.com, Inc.	71,216	1,486,990
*	Pricesmart, Inc.	12,000	105,708
*	Prime Hospitality Corp.	83,700	1,006,074
*	Prime Medical Services, Inc.	38,628	281,946
*	PRIMEDIA, Inc.	468,438	969,667
*	Primus Knowledge Solutions, Inc.	16,500	18,480
*	Primus Telecommunications Group, Inc.	124,900	226,069
*	Princeton Review, Inc.	14,600	103,514
*	Printronix, Inc.	5,800	86,304
*	Priority Healthcare Corp.	69,839	1,552,521
*	Private Business, Inc.	945	1,890
* #	Proassurance Corp.	54,850	1,851,736
*	Procom Technology, Inc.	5,400	3,807
*	Procurenet, Inc.	19,700	20
*	Progenics Pharmaceuticals, Inc.	30,400	321,024
	Programmers Paradise, Inc.	5,200	43,160
*	Progress Software Corp.	68,900	1,387,646
*	ProQuest Co.	54,100	1,314,630
*	ProsoftTraining.com	100	33
	Prosperity Bancshares, Inc.	39,900	1,034,208
*	Protection One, Inc.	80,900	16,180
	Providence & Worcester Railroad Co.	3,000	29,235
	Provident Bancorp, Inc.	23,047	259,279
	Provident Bankshares Corp.	62,077	1,965,979
	Provident Financial Holdings, Inc.	8,325	198,135
	Provident Financial Services, Inc.	16,553	295,637
*	Province Healthcare Co.	88,825	1,735,641
*	Proxim Corp.	67,269	58,524
*	ProxyMed, Inc.	2,692	24,363
*	PSS World Medical, Inc.	123,000	1,327,170
	Psychemedics Corp.	5,225	63,327
*	Psychiatric Solutions, Inc.	27,233	596,675
*	PTEK Holdings, Inc.	135,028	1,157,190
	Pulaski Financial Corp.	5,400	97,740
	Pulitzer, Inc.	18,700	910,690
*	Pure World, Inc.	7,600	17,480
*	PW Eagle, Inc.	7,000	18,900
	Pyramid Breweries, Inc.	5,700	13,173
	Qad, Inc.	61,183	379,335
*	QEP Co., Inc.	2,125	29,708
*	QRS Corp.	26,700	168,210
*	QuadraMed Corp.	27,006	72,916
	Quaker Chemical Corp.	18,320	444,626
	Quaker City Bancorp, Inc.	2,734	150,370
	Quaker Fabric Corp.	31,050	206,793
*	Quality Dining, Inc.	11,400	31,920
*	Quality Systems, Inc.	11,400	543,096
*	Qualstar Corp.	5,500	30,305
	Quanex Corp.	31,200	1,437,696
*	Quanta Services, Inc.	222,000	1,425,240
*	Quantum Corp.- DLT	91,700	215,495

*	Quantum Fuel Systems Technologies Worldwide, Inc.	55,530	298,751
*	Quest Software, Inc.	179,816	1,819,738
* #	Questcor Pharmaceuticals, Inc.	26,800	10,720
*	Quicklogic Corp.	45,600	119,974
*	Quidel Corp.	60,044	218,560
*	Quigley Corp.	21,906	182,915
*	Quiksilver, Inc.	110,900	2,412,075
*	Quinton Cardiology Systems, Inc.	26,400	204,336
*	Quipp, Inc.	1,400	18,900
	Quixote Corp.	15,391	295,353
* #	Quokka Sports, Inc.	1,128	9
*	Quovadx, Inc.	62,047	112,926
*	R & B, Inc.	8,400	168,000
*	R H Donnelley Corp.	56,100	2,605,845
*	Radiant Systems, Inc.	64,344	276,679
*	Radiologix, Inc.	39,500	154,050
*	RadiSys Corp.	35,562	412,519
*	Radyne ComStream, Inc.	9,500	68,210
*	Rag Shops, Inc.	2,415	8,863
*	Railamerica, Inc.	66,800	778,220
*	Raindance Communictions, Inc.	73,896	121,928
*	Ralcorp Holdings, Inc.	55,500	2,021,865
*	Ramtron International Corp.	42,200	128,710
	Range Resources Corp.	131,700	1,975,500
* #	Rare Hospitality International, Inc.	64,550	1,745,432
	Raven Industries, Inc.	16,355	670,555
* #	Rayovac Corp.	65,600	1,508,144
*	Raytech Corp.	16,400	32,144
*	RC2 Corp.	33,198	1,049,389
*	RCM Technologies, Inc.	10,500	45,791
* #	RCN Corp.	82,600	5,823
*	Reading International, Inc. Class A	18,149	140,655
*	Reading International, Inc. Class B	1,060	7,950
* #	RealNetworks , Inc.	320,900	1,594,873
* #	Redhook Ale Brewery, Inc.	9,300	28,272
	Redwood Empire Bancorp	5,250	148,575
	Regal-Beloit Corp.	46,404	1,023,672
*	Regeneration Technologies, Inc.	50,452	500,988
*	Regeneron Pharmaceuticals, Inc.	101,237	902,022
*	Regent Communications, Inc.	88,513	509,835
*	Register.Com, Inc.	44,100	253,575
*	Rehabcare Group, Inc.	30,800	708,092
*	Reliability, Inc.	6,300	4,095
	Reliance Steel & Aluminum Co.	61,757	2,343,061
	Reliv International, Inc.	28,932	257,495
* #	Relm Wireless Corp.	7,600	13,680
*	Remec, Inc.	113,250	587,768
*	RemedyTemp, Inc.	15,100	118,384
*	Remington Oil & Gas Corp.	51,500	1,275,140
*	Remote Dynamics, Inc.	276	290
	Renaissance Learning, Inc.	59,000	1,410,690

*	Rentrak Corp.	18,600	165,540
*	Rent-Way, Inc.	49,800	363,540
*	Repligen Corp.	54,000	91,800
*	Reptron Electronics, Inc.	8,800	0
*	Reptron Electronics, Inc.	343	2,161
	Republic Bancorp, Inc.	120,683	1,775,247
	Republic Bancorp, Inc. Class A	15,225	334,950
*	Republic First Bancorp, Inc.	6,967	90,571
*	Res-Care, Inc.	37,785	399,765
*	ResMed, Inc.	41,300	1,972,901
	Resource America, Inc.	33,151	729,322
*	Resources Connection, Inc.	43,968	1,441,271
*	Respironics, Inc.	4,996	265,787
*	Restoration Hardware, Inc.	62,500	386,875
*	Retail Ventures, Inc.	62,700	428,868
*	Retek, Inc.	105,400	397,358
*	Revlon, Inc.	480,200	1,282,134
*	Rewards Network, Inc.	48,900	344,745
*	Rex Stores Corp.	20,700	262,890
*	Rexhall Industries, Inc.	3,542	4,357
*	RF Micro Devices, Inc.	11,400	58,368
*	RF Monolithics, Inc.	13,800	98,118
	RGC Resources, Inc.	200	5,300
*	Rhythms NetConnections, Inc.	8,900	1
	Richardson Electronics, Ltd.	21,027	175,155
*	Rigel Pharmaceuticals, Inc.	2,222	45,773
	Riggs National Corp.	51,399	1,207,877
*	Rimage Corp.	8,600	113,520
*	Rita Medical Systems, Inc.	66,721	214,842
*	Riverside Group, Inc.	1,000	13
	Riverview Bancorp, Inc.	4,500	92,205
*	Riviera Holdings Corp.	3,600	38,736
	RLI Corp.	47,000	1,738,530
*	Roadhouse Grill, Inc.	9,640	2,073
	Roanoke Electric Steel Corp.	9,900	136,719
	Robbins & Myers, Inc.	27,600	527,160
*	Robotic Vision Systems, Inc.	3,480	6,612
*	Rochester Medical Corp.	5,300	47,700
	Rock of Ages Co.	4,400	34,100
*	Rockford Corp.	14,600	68,912
	Rock-Tenn Co. Class A	66,700	960,480
	Rocky Mountain Chocolate Factory, Inc.	4,015	43,723
*	Rocky Shoes & Boots, Inc.	4,500	86,400
*	Rofin-Sinar Technologies, Inc.	28,300	795,230
*	Rogers Corp.	31,500	1,461,285
	Rollins, Inc.	86,700	2,025,312
* #	Roxio, Inc.	1,629	5,669
	Royal Bancshares of Pennsylvania Class A	4,430	102,998
	Royal Gold, Inc.	39,235	605,004
*	Royale Energy, Inc.	4,509	32,645
	RPC, Inc.	28,600	433,290
*	RSA Security, Inc.	117,300	1,746,597

*	RTI International Metals, Inc.	40,300	600,067
*	RTW, Inc.	5,150	33,475
*	Rubio’s Restaurants, Inc.	18,495	159,982
	Ruddick Corp.	87,700	1,672,439
*	Rudolph Technologies, Inc.	31,800	515,160
*	Rural Cellular Corp. Class A	2,800	19,544
*	Rural/Metro Corp.	14,000	21,700
*	Rush Enterprises, Inc. Class A	7,000	73,150
*	Rush Enterprises, Inc. Class B	7,000	80,780
	Russ Berrie & Co., Inc.	36,900	712,170
	Russell Corp.	61,600	1,100,176
*	Ryan’s Restaurant Group, Inc.	76,800	1,055,232
	Ryerson Tull, Inc.	46,600	742,804
*	S&K Famous Brands, Inc.	2,100	31,185
	S&T Bancorp, Inc.	50,400	1,769,544
*	S1 Corp.	134,301	1,060,978
*	Saba Software, Inc.	25,200	100,044
*	Safeguard Scientifics, Inc.	206,800	368,104
*	SafeNet, Inc.	44,704	1,271,829
*	Safety Components International, Inc.	118	1,581
*	Saga Communications, Inc. Class A	34,425	617,929
*	Salem Communications Corp.	34,153	908,470
* #	Salton, Inc.	20,500	101,065
*	San Filippo (John B.) & Son, Inc.	17,893	506,372
	Sanders Morris Harris Group, Inc.	32,901	393,496
	Sanderson Farms, Inc.	37,700	1,288,963
*	Sands Regent Casino Hotel	2,000	15,082
	Sandy Spring Bancorp, Inc.	27,556	914,859
*	Sangamo BioSciences, Inc.	47,750	209,623
*	Sapient Corp.	233,123	1,748,423
*	Satcon Technology Corp.	50,600	110,814
	Saucony, Inc. Class A	2,700	63,450
	Saucony, Inc. Class B	3,500	81,060
	Sauer-Danfoss, Inc.	49,600	877,920
*	Savient Pharmaceuticals, Inc.	76,600	167,754
*	Saxon Capital, Inc.	17,400	437,610
*	SBA Communications Corp.	101,800	529,360
*	SBE, Inc.	3,500	9,905
*	SBS Technologies, Inc.	28,230	289,640
*	ScanSoft, Inc.	217,760	929,835
*	ScanSource, Inc.	23,800	1,428,952
	Schawk, Inc. Class A	22,200	312,576
*	Scheid Vineyards, Inc.	2,200	11,000
*	Schick Technologies, Inc.	9,000	97,200
*	Schieb (Earl), Inc.	2,200	7,051
*	Schlotzskys, Inc.	7,200	1,908
*	Schmitt Industries, Inc.	2,466	15,043
	Schnitzer Steel Industries, Inc. Class A	62,351	1,752,063
*	Scholastic Corp.	71,881	2,102,519
*	Schuff International, Inc.	7,000	13,965
	Schulman (A.), Inc.	57,679	1,157,041
	Schweitzer-Maudoit International, Inc.	28,500	866,685

*	Sciclone Pharmaceuticals, Inc.	84,369	330,726
*	Scientific Games Corp.	120,058	2,044,588
*	Scientific Learning Corp.	4,400	25,960
*	Scientific Technologies, Inc.	6,700	33,098
*	SCM Microsystems, Inc.	27,763	79,125
	SCP Pool Corp.	56,700	2,392,173
	SCPIE Holdings, Inc.	9,300	83,142
*	SCS Transportation, Inc.	28,450	528,032
	Seaboard Corp.	1,400	744,870
*	Seabulk International, Inc.	46,800	417,924
*	Seachange International, Inc.	52,100	796,088
	Seacoast Banking Corp.	29,420	641,944
*	Seacor Smit, Inc.	36,500	1,575,705
*	Seattle Genetics, Inc.	76,434	486,885
*	Secom General Corp.	140	170
*	Secure Computing Corp.	64,074	452,362
*	SED International Holdings, Inc.	825	1,279
*	SeeBeyond Technology Corp.	162,133	488,020
*	SEEC, Inc.	100	19
*	Segue Software, Inc.	9,500	32,300
*	Selas Corp. of America	4,750	11,400
* #	Select Comfort Corp.	65,500	1,040,140
	Select Medical Corp.	103,800	1,378,464
*	Selectica, Inc.	66,500	252,035
	Selective Insurance Group, Inc.	52,679	1,819,006
	SEMCO Energy, Inc.	53,600	292,656
*	Semitool, Inc.	54,300	414,852
*	Semtech Corp.	85,616	1,548,793
*	SEMX Corp.	2,900	239
*	Seneca Foods Corp. Class A	200	3,650
*	Seneca Foods Corp. Class B	1,300	24,180
#	Sensient Technologies Corp.	88,900	1,866,900
*	Sensytech, Inc.	11,814	310,118
*	Sequa Corp. Class A	6,900	367,356
*	Sequa Corp. Class B	2,600	143,000
*	Sequenom, Inc.	64,100	63,459
*	SeraCare Life Sciences, Inc.	4,080	47,736
* #	Serena Software, Inc.	84,428	1,321,298
*	Serologicals Corp.	47,450	993,603
*	Service Corp. International	251,100	1,509,111
*	ServiceWare Technologies, Inc.	2,900	1,276
*	Servotronics, Inc.	1,100	4,560
*	SFBC International, Inc.	28,550	770,850
*	Shared Technologies Cellular, Inc.	10,100	15
*	Sharper Image Corp.	27,900	500,805
* #	Shaw Group, Inc.	120,487	1,239,811
*	Sheffield Pharmceuticals, Inc.	25	0
*	Shiloh Industries, Inc.	20,600	296,434
*	Shoe Carnival, Inc.	23,579	270,451
*	Shoe Pavilion, Inc.	6,200	17,050
*	Sholodge, Inc.	5,100	24,990
*	Shopko Stores, Inc.	65,800	1,113,336

* #	Shuffle Master, Inc.	44,087	1,461,043
*	Siebert Financial Corp.	22,300	78,496
	Sierra Bancorp	1,700	28,322
*	Sierra Health Services, Inc.	50,936	2,196,360
*	Sierra Pacific Resources	222,800	1,916,080
*	Sifco Industries, Inc.	5,400	16,740
* #	Sigma Designs, Inc.	39,400	273,830
*	Sigmatron International, Inc.	2,200	20,064
	Silgan Holdings, Inc.	34,813	1,557,882
* #	Silicon Graphics, Inc.	348,800	551,104
*	Silicon Image, Inc.	140,589	1,546,479
*	Silicon Storage Technology, Inc.	182,300	1,051,871
* #	Silicon Valley Bancshares	67,058	2,504,616
*	Siliconix, Inc.	55,846	1,913,284
*	Simclar, Inc.	6,500	34,119
	Simmons First National Corp. Class A	25,100	622,731
*	SimpleTech, Inc.	85,957	325,777
	Simpson Manufacturing Co., Inc.	43,700	2,469,050
	Sinclair Broadcast Group, Inc. Class A	95,500	764,000
*	Sipex Corp.	62,800	299,556
*	Sirenza Microdevices, Inc.	64,290	279,019
* #	Sirna Therapeutics, Inc.	70,575	205,373
*	Sitel Corp.	133,300	283,929
*	Six Flags, Inc.	175,805	979,234
	SJW Corp.	9,000	307,620
*	Skechers U.S.A., Inc. Class A	39,200	521,360
	Skyline Corp.	8,300	317,060
	Skywest, Inc.	110,196	1,585,720
*	Skyworks Solutions, Inc.	284,417	2,369,194
*	SL Industries, Inc.	5,900	66,493
*	SM&A	39,100	257,669
*	Smart & Final Food, Inc.	57,300	934,563
*	SmartDisk Corp.	100	24
*	Smith & Wollensky Restaurant Group, Inc.	13,400	76,380
	Smith (A.O.) Corp.	41,800	1,020,756
	Smith (A.O.) Corp. Convertible Class A	3,750	91,575
*	Smith Micro Software, Inc.	21,400	99,938
*	Smithway Motor Xpress Corp. Class A	4,000	15,916
*	Sola International, Inc.	61,200	1,181,160
*	Somera Communications, Inc.	59,150	79,261
	Sonic Automotive, Inc.	55,600	1,156,480
*	Sonic Corp.	113,237	2,530,847
* #	Sonic Foundry, Inc.	42,300	70,641
*	Sonic Innovations, Inc.	37,500	178,500
*	Sonic Solutions	43,700	656,374
*	SonicWALL, Inc.	129,900	701,460
*	SonoSite, Inc.	27,945	674,313
*	Sonus Networks, Inc.	54,057	280,015
* #	Sonus Pharmaceuticals, Inc.	33,000	116,160
*	Sotheby’s Holdings, Inc. Class A	90,200	1,442,298
	Sound Federal Bancorp, Inc.	23,008	331,775
*	Source Information Management, Inc.	44,400	389,388

*	Source Media, Inc.	27,400	219
*	Sourcecorp, Inc.	29,902	662,329
	South Financial Group, Inc.	65,316	1,857,587
	South Jersey Industries, Inc.	26,064	1,178,093
	Southern Banc Company, Inc.	200	3,490
*	Southern Energy Homes, Inc.	13,825	57,719
* #	Southern Union Co.	92,604	1,730,763
	Southside Banchares, Inc.	331	6,367
*	Southwall Technologies, Inc.	14,200	8,520
	Southwest Bancorp, Inc.	11,400	210,900
	Southwest Bancorporation of Texas, Inc.	109,400	2,306,152
	Southwest Gas Corp.	65,900	1,555,240
	Southwest Water Co.	31,370	378,636
*	Southwestern Energy Co.	68,700	2,443,659
	Sovereign Bancorp, Inc.	1	22
* #	Spacehab, Inc.	23,866	59,665
	Span-American Medical System, Inc.	2,400	26,352
*	Spanish Broadcasting System, Inc.	75,300	659,628
*	SPAR Group, Inc.	2,900	2,784
	Spartan Motors, Inc.	23,345	297,649
*	Spartan Stores, Inc.	34,575	141,066
	Spartech Corp.	60,200	1,458,646
*	Sparton Corp.	7,938	71,442
*	Specialty Laboratories, Inc.	42,600	477,120
	SpectraLink Corp.	36,600	348,798
*	Spectranetics Corp.	47,602	259,431
*	Spectrum Control, Inc.	13,000	103,480
*	SpectRx, Inc.	8,900	11,392
	Speedway Motorsports, Inc.	67,390	2,174,675
*	Spescom Software, Inc.	1,202	445
*	Spherion Corp.	114,720	839,750
*	Spherix, Inc.	12,100	52,030
*	Spinnaker Exploration Co.	64,090	2,188,033
*	Spire Corp.	6,700	29,547
*	Sport Chalet, Inc.	2,700	35,100
*	Sport Supply Group, Inc.	8,900	15,130
*	Sport-Haley, Inc.	2,700	10,449
*	Sports Club Co., Inc.	20,100	32,160
*	SportsLine.Com, Inc.	33,400	57,114
*	Sportsman’s Guide, Inc.	8,000	164,880
*	SPSS, Inc.	27,637	381,391
*	SRA International, Inc.	33,300	1,509,489
*	SRI/Surgical Express, Inc.	6,100	36,600
*	SRS Labs, Inc.	27,430	139,619
	SS&C Technologies, Inc.	42,350	695,387
#	St. Mary Land & Exploration Co.	53,900	1,880,571
*	Staar Surgical Co.	38,900	185,553
*	Stage Stores, Inc.	34,572	1,104,230
*	Stamps.com, Inc.	40,623	606,095
* #	Standard Automotive Corp.	4,400	0
	Standard Commercial Corp.	26,029	398,244
*	Standard Management Corp.	7,600	25,308

*	Standard Microsystems Corp.	35,000	555,450
	Standard Motor Products, Inc. Class A	35,700	510,153
	Standard Register Co.	45,200	472,340
	Standex International Corp.	23,200	563,296
	Stanley Furniture, Inc.	6,700	270,546
	Star Buffet, Inc.	2,800	18,060
* #	Star Scientific, Inc.	115,995	595,054
*	Starbiz Restrictive Shares	2	0
*	Starcraft Corp.	2,756	25,217
	Starrett (L.S.) Co. Class A	4,800	68,160
	StarTek, Inc.	27,500	856,075
	State Auto Financial Corp.	75,454	2,270,411
	State Financial Services Corp. Class A	7,800	221,130
* #	STATS ChipPac, Ltd.	134,937	860,898
*	Steak n Shake Co.	51,818	891,270
#	Steel Dynamics, Inc.	83,458	2,617,243
	Steel Technologies, Inc.	24,250	487,183
*	SteelCloud Co.	12,100	27,588
*	Stein Mart, Inc.	80,116	1,309,897
*	Steinway Musical Instruments, Inc.	13,600	386,376
*	Stellent, Inc.	49,808	344,173
* #	Stemcells, Inc.	2,600	3,952
	Stepan Co.	8,400	190,680
	Stephan Co.	3,500	21,525
	Sterling Bancorp	28,876	811,993
	Sterling Bancshares	84,999	1,142,387
*	Sterling Construction Co., Inc.	5,500	19,250
*	Sterling Financial Corp.	42,970	1,424,885
	Stewart & Stevenson Services, Inc.	54,602	912,399
*	Stewart Enterprises, Inc.	196,133	1,335,666
	Stewart Information Services Corp.	34,400	1,256,976
*	Stifel Financial Corp.	9,200	251,252
*	Stillwater Mining Co.	171,200	2,451,584
*	Stone Energy Corp.	50,663	2,107,581
*	Stonepath Group, Inc.	69,400	104,794
*	Stoneridge, Inc.	43,600	647,460
*	StorageNetworks, Inc. Escrow Shares	60,800	1,648
*	Stragene Corp.	4,926	34,970
*	Stratasys, Inc.	19,600	488,628
*	Strategic Diagnostics, Inc.	36,500	97,820
	Strategic Distribution, Inc.	3,029	45,435
*	Stratex Networks, Inc.	159,968	409,518
*	Stratos International, Inc.	23,836	92,960
*	Strattec Security Corp.	4,100	254,979
*	Stratus Properties, Inc.	7,050	92,080
	Strayer Ed, Inc.	8,300	863,200
	Stride Rite Corp.	73,600	727,168
	Sturm Ruger & Co., Inc.	51,100	460,411
*	Suburban Lodges of America, Inc. Escrow Shares	18,500	0
	Suffolk Bancorp	8,600	263,160
*	Summa Industries, Inc.	5,200	51,745
	Summit Bancshares, Inc.	2,000	62,976

	Summit Bank Corp.	2,520	43,029
*	SumTotal Systems, Inc.	28,067	135,283
*	Sun Bancorp, Inc.	25,760	556,416
	Sun Hydraulics, Inc.	4,900	64,141
*	Sunair Electronics, Inc.	3,000	14,220
*	Suncoast Naturals, Inc.	951	494
*	Sundance Homes, Inc.	3,000	17
*	SunLink Health Systems, Inc.	1,048	5,869
* #	Sunrise Senior Living, Inc.	38,865	1,376,598
	Sunrise Telecom, Inc.	3,700	9,805
*	Suntron Corp.	5,265	24,430
*	Superconductor Technologies, Inc.	71,840	79,742
* #	Supergen, Inc.	83,990	540,056
*	Superior Consultant Holdings Corp.	10,700	64,735
*	Superior Energy Services, Inc.	141,500	1,583,385
#	Superior Industries International, Inc.	50,600	1,604,020
	Superior Uniform Group, Inc.	7,000	96,215
*	Supertex, Inc.	24,500	417,970
*	SupportSoft, Inc.	80,000	808,800
	Supreme Industries, Inc.	11,408	70,387
*	SureBeam Corp.	2,142	35
	SureWest Communications	27,012	739,859
* #	SurModics, Inc.	33,300	796,536
	Susquehanna Bancshares, Inc.	90,454	2,170,896
*	Swift Energy Corp.	52,700	1,072,445
*	Swift Transportation, Inc.	4,200	76,356
*	Swisher International, Inc.	700	770
	SWS Group, Inc.	32,618	477,854
*	Sybase, Inc.	88,000	1,173,040
*	Sybron Dental Specialties, Inc.	74,000	2,063,120
*	Sycamore Networks, Inc.	289,688	1,103,711
*	Sykes Enterprises, Inc.	75,428	342,443
*	Symmetricom, Inc.	85,267	685,547
*	Syms Corp.	28,200	280,590
*	Symyx Technologies	61,000	1,155,950
*	Synalloy Corp.	5,900	58,705
*	Synaptics, Inc.	47,200	867,064
*	Synovis Life Technologies, Inc.	21,500	180,600
*	Synplicity, Inc.	49,075	237,032
	Syntel, Inc.	76,448	1,167,361
*	Synthetech, Inc.	16,400	14,268
*	Syntroleum Corp.	92,426	467,676
	Sypris Solutions, Inc.	32,463	403,840
*	Systemax, Inc.	44,000	254,760
*	T-3 Energy Services, Inc.	1,250	7,238
*	Tag-It Pacific, Inc.	16,500	57,915
*	Taitron Components, Inc.	5,000	9,000
* #	Take Two Interactive Software	50,900	1,666,975
*	TALK America Holdings, Inc.	48,209	278,166
	TALX Corp.	26,038	553,568
	Tandy Brand Accessories, Inc.	5,900	79,650
*	Tanox, Inc.	83,454	1,381,164

* #	Tarantella, Inc.	3,300	3,234
*	Tarrant Apparel Group	32,800	36,408
	Tasty Baking Co.	17,400	139,026
	TB Woods Corp.	7,600	45,760
*	TBC Corp.	42,250	919,360
*	Team, Inc.	7,600	123,880
*	TeamStaff, Inc.	20,200	45,046
	Tech/Ops Sevcon, Inc.	3,100	19,034
	Teche Holding Co.	700	26,075
*	Techne Corp.	45,700	1,770,418
*	Technical Communications Corp.	400	1,660
#	Technical Olympic USA, Inc.	12,750	325,380
*	Technitrol, Inc.	76,700	1,362,192
	Technology Research Corp.	10,900	90,481
*	Technology Solutions Corp.	42,400	42,400
*	TechTeam Global, Inc.	20,000	197,200
	Tecumseh Products Co. Class A	25,000	1,028,750
*	Tegal Corp.	5,000	5,550
*	Tejon Ranch Co.	13,900	518,331
*	Tekelec	118,400	2,163,168
* #	TeleCommunication Systems, Inc.	46,400	214,832
*	Teledyne Technologies, Inc.	61,700	1,490,055
*	Teleglobe International Holding, Ltd.	11,300	31,866
*	Teletech Holdings, Inc.	141,100	1,162,664
*	Telik, Inc.	83,000	1,572,020
*	Telular Corp.	25,100	143,823
*	TenFold Corp.	4,500	5,850
	Tennant Co.	16,800	676,200
*	Tenneco Automotive, Inc.	79,600	1,069,824
*	Terayon Communication Systems, Inc.	123,500	201,305
*	Terex Corp.	56,121	2,027,652
*	Terra Industries, Inc.	143,700	1,077,750
*	Tesoro Petroleum Corp.	103,400	2,448,512
*	Tessco Technologies, Inc.	4,500	51,300
* #	Tetra Tech, Inc.	106,796	1,897,765
*	Tetra Technologies, Inc.	42,400	1,146,920
	Texas Industries, Inc.	40,100	1,756,380
	Texas Regional Banchshares, Inc. Class A	75,960	2,221,070
	Texas United Bancshares, Inc.	100	1,730
	TF Financial Corp.	2,600	71,500
*	Thackeray Corp.	4,100	4,756
*	The Banc Corp.	31,800	205,110
	The Brink’s Co.	86,818	2,500,358
*	The Dress Barn, Inc.	59,204	981,010
*	The Geo Group, Inc.	25,000	487,500
	The Marcus Corp.	39,000	741,000
*	The Medicines Co.	95,391	2,411,484
#	The Phoenix Companies, Inc.	179,900	1,894,347
*	The Rowe Companies	13,100	70,740
*	The Sports Authority, Inc.	46,006	976,707
*	The Washtenaw Group, Inc.	1,500	4,440
*	Theragenics Corp.	53,500	200,625

*	Therma-Wave, Inc.	67,789	230,483
*	Thermwood Corp.	200	176
*	TheStreet.com, Inc.	46,685	158,729
*	Third Wave Technologies	76,344	384,774
	Thomas & Betts Corp.	93,500	2,300,100
*	Thomas Group, Inc.	4,000	4,820
	Thomas Industries, Inc.	32,850	1,010,138
* #	Thoratec Corp.	106,243	1,043,306
* #	THQ, Inc.	74,200	1,409,058
*	Three-Five Systems, Inc.	38,999	114,267
*	TIBCO Software, Inc.	199,652	1,261,801
*	Tickets.com, Inc.	1,600	976
*	Tier Technologies, Inc. Class B	33,300	279,720
	TierOne Corp.	34,753	741,629
*	TII Network Technologies, Inc.	11,260	12,836
	Timberland Bancorp, Inc.	3,900	88,725
*	Timco Aviation Services, Inc.	2,749	880
*	Time Warner Telecom, Inc.	86,487	396,975
*	Tipperary Corp.	17,900	60,055
	Titan International, Inc.	19,600	191,100
*	Titan Pharmaceuticals, Inc.	61,000	155,550
*	Titanium Metals Corp.	15,850	371,207
*	TiVo, Inc.	143,926	618,882
*	TL Administration Corp.	200	3
*	TLC Vision Corp.	33,060	280,349
	Todd Shipyards Corp.	6,300	100,170
*	Todhunter International, Inc.	4,600	59,340
*	Tofutti Brands, Inc.	6,900	20,700
*	Tollgrade Communications, Inc.	25,791	214,323
	Tompkins County Trustco, Inc.	363	16,306
*	Too, Inc.	65,400	1,023,510
	Topps, Inc.	76,686	718,548
*	Torch Offshore, Inc.	23,300	49,629
*	Toreador Resources Corp.	4,900	36,696
#	Toro Co.	39,200	2,554,664
*	Total Entertainment Restaurant Corp.	18,861	186,913
*	Tower Automotive, Inc.	104,500	311,410
	Track Data Corp.	5,600	4,312
*	Tractor Supply Co.	72,493	2,524,206
*	Tradestation Group, Inc.	79,100	498,330
	Traffix, Inc.	25,700	164,994
*	Trailer Bridge, Inc.	9,800	49,490
*	Trammell Crow Co.	77,100	1,023,888
*	Trans World Entertainment Corp.	67,600	673,972
*	Transact Technologies, Inc.	8,550	152,190
*	Transaction Systems Architects, Inc.	70,200	1,196,208
*	Transcat, Inc.	6,100	17,568
*	Transgenomic, Inc.	21,900	24,309
*	Transkaryotic Therapies, Inc.	65,818	1,036,634
*	Transmeta Corp.	264,600	375,732
*	Transmontaigne Oil Co.	71,000	478,540
*	Transport Corp. of America	5,200	41,080

*	Transport Industries, Inc.	1,400	2,590
*	Transpro, Inc.	16,100	88,550
*	Transtechnology Corp.	6,200	51,150
*	TransTexas Gas Corp. Class A	236	5
*	Transwitch Corp.	40,600	56,028
*	Travis Boats & Motors, Inc.	3,000	1,410
*	TRC Companies, Inc.	28,100	490,345
	Tredegar Industries, Inc.	70,591	1,222,636
* #	Trenwick Group, Ltd.	11,975	168
* #	Trestle Holdings, Inc.	450	1,022
* #	Trex Co., Inc.	28,000	1,213,520
*	Triad Guaranty, Inc.	26,914	1,499,110
	Triarc Companies, Inc. Class A	43,600	472,624
	Triarc Companies, Inc. Class B	49,000	543,410
	Trico Bancshares	9,900	188,100
* #	Trico Marine Services, Inc.	55,100	14,326
*	Trident Microsystems, Inc.	43,000	583,940
*	Trimble Navigation, Ltd.	91,185	2,511,235
*	Trimedyne, Inc.	4,300	2,322
*	Trimeris, Inc.	41,100	494,844
#	Trinity Industries, Inc.	88,000	2,442,000
*	Trio-Tech International	400	1,480
*	TriPath Imaging, Inc.	72,152	555,570
*	Tripath Technology, Inc.	68,751	98,314
*	Tripos, Inc.	10,620	43,330
*	Triquint Semiconductor, Inc.	242,597	921,869
*	Triton PCS Holdings, Inc.	115,600	283,220
*	Triumph Group, Inc.	29,202	940,304
*	TriZetto Group, Inc.	89,400	551,598
*	TRM Corp.	7,000	86,800
* #	Tropical Sportswear International Corp.	19,875	24,446
*	Troy Group, Inc.	13,800	52,440
*	Trump Hotels & Casino Resorts, Inc.	51,900	11,418
	Trustco Bank Corp.	140,952	1,832,376
	TSR, Inc.	4,400	26,180
*	TTM Technologies, Inc.	77,400	729,882
*	Tuesday Morning Corp.	78,000	2,424,240
*	Tufco Technologies, Inc.	4,500	33,480
*	Tumbleweed Communications Corp.	77,695	163,160
#	Tupperware Corp.	111,200	1,898,184
* #	TurboChef Technologies, Inc.	20,500	96,350
*	Turnstone Systems, Inc.	65	0
*	Tut Systems, Inc.	36,700	71,161
*	Tweeter Home Entertainment Group, Inc.	45,300	258,663
	Twin Disc, Inc.	2,800	66,304
*	Tyler Technologies, Inc.	78,500	714,350
* #	U.S. Aggregates, Inc.	1,600	3
*	U.S. Concrete, Inc.	52,300	317,984
*	U.S. Physical Therapy, Inc.	23,672	300,871
*	U.S. Xpress Enterprises, Inc. Class A	10,823	179,986
*	UbiquiTel, Inc.	170,890	707,485
*	UFP Technologies, Inc.	3,800	12,046

	UGI Corp.	42,900	1,465,464
	UICI	87,900	2,444,499
	UIL Holdings Corp.	27,600	1,354,608
*	Ulticom, Inc.	80,408	768,700
* #	Ultimate Electronics, Inc.	28,458	67,161
*	Ultimate Software Group, Inc.	39,600	452,232
*	Ultradata Systems, Inc.	2,000	1,500
*	Ultralife Batteries, Inc.	13,100	191,915
*	Ultratech Stepper, Inc.	45,000	716,400
	UMB Financial Corp.	38,565	1,860,761
	Umpqua Holdings Corp.	83,267	1,925,966
* #	Unapix Entertainment, Inc.	6,100	25
*	Unico American Corp.	5,500	34,650
*	Unifi, Inc.	93,234	178,077
	Unifirst Corp.	16,950	486,974
	Union Bankshares Corp.	170	5,270
	Union Community Bancorp	2,300	41,458
#	Unisource Energy Corp.	67,080	1,652,180
*	Unit Corp.	77,700	2,439,780
	United Auto Group, Inc.	87,700	2,124,971
	United Bankshares, Inc. WV	47,960	1,590,354
	United Community Banks, Inc.	67,151	1,584,764
	United Community Financial Corp.	57,172	639,183
	United Financial Corp.	660	15,147
*	United Financial Mortgage Corp.	10,400	54,600
	United Fire & Casualty Co.	6,200	375,720
	United Guardian, Inc.	1,900	11,267
	United Industrial Corp.	24,500	736,715
*	United Natural Foods, Inc.	76,002	1,881,810
*	United Online, Inc.	118,003	1,130,469
*	United PanAm Financial Corp.	600	9,252
*	United Rentals, Inc.	129,600	1,903,824
*	United Retail Group, Inc.	22,866	60,138
*	United Road Services, Inc.	720	72
#	United Security Bancshares	2,000	45,100
*	United Stationers, Inc.	60,900	2,507,253
*	United Surgical Partners International, Inc.	53,802	1,942,790
*	United Therapeutics Corp.	40,354	1,198,917
	Unitil Corp.	4,700	126,430
	Unity Bancorp, Inc.	5,733	72,379
*	Universal Access Global Holdings, Inc.	2,235	291
*	Universal American Financial Corp.	103,600	1,182,076
*	Universal Compression Holdings, Inc.	58,049	1,904,588
	Universal Corp.	48,500	2,188,805
*	Universal Display Corp.	51,400	447,180
*	Universal Electronics, Inc.	25,600	413,952
	Universal Forest Products, Inc.	33,973	1,015,453
*	Universal Stainless & Alloy Products, Inc.	6,000	79,320
	Unizan Financial Corp.	33,197	917,897
*	Unova, Inc.	115,000	1,676,700
*	UQM Technologies, Inc.	37,200	103,416
*	Urologix, Inc.	26,742	269,025

*	URS Corp.	81,613	2,015,841
* #	US Airways Group, Inc.	46,800	100,620
* #	US Energy Corp.	11,500	25,760
*	US LEC Corp.	61,736	283,368
*	USA Truck, Inc.	9,300	100,440
* #	USAir Group, Inc.	84,700	6,903
* #	USANA, Inc.	36,500	1,062,150
	USB Holding Co., Inc.	17,099	376,349
* #	USDATA Corp.	2,820	113
	Usec, Inc.	159,331	1,357,500
	USF Corp.	52,637	1,803,344
	Utah Medical, Inc.	5,000	92,600
* #	V.I. Technologies, Inc.	57,100	50,819
*	VA Software Corp.	105,000	190,050
#	Vail Banks Inc.	1,300	17,797
*	Vail Resorts, Inc.	54,300	986,088
* #	Valence Technology, Inc.	20,900	59,147
	Valhi, Inc.	15,240	222,504
	Valley National Gases, Inc.	4,200	39,480
	Valmont Industries, Inc.	44,900	886,326
*	Valpey Fisher Corp.	1,650	5,594
	Value Line, Inc.	9,900	373,725
*	ValueClick, Inc.	150,200	1,085,946
*	Valuevision Media, Inc. Class A	69,747	871,140
*	Varian Semiconductor Equipment Associates, Inc.	69,000	1,932,000
*	Varian, Inc.	62,400	2,453,568
*	Variflex, Inc.	4,600	34,817
* #	Vascular Solutions, Inc.	26,500	239,560
*	Vastera, Inc.	75,179	141,337
*	Vaxgen, Inc.	42,400	448,380
	Vector Group, Ltd.	75,057	1,256,454
*	Veeco Instruments, Inc.	55,500	1,074,480
*	Ventana Medical Systems, Inc.	32,914	1,602,583
*	Venture Catalyst, Inc.	7,200	2,160
*	Verilink Corp.	40,558	117,618
*	Veritas DGC, Inc.	64,600	1,513,578
*	Verity, Inc.	70,000	801,500
*	Vermont Pure Holdings, Ltd.	17,300	36,157
*	Versant Corp.	5,400	4,698
*	Versar, Inc.	8,700	33,930
*	Verso Technologies, Inc.	26,319	25,529
*	Vertex Pharmaceuticals, Inc.	149,688	1,456,464
*	Verticalbuyer Inc.	920	7
	Vesta Insurance Group, Inc.	69,700	331,772
*	Vestin Group, Inc.	200	360
*	Viad Corp.	41,900	997,639
*	Vialta, Inc.	13,395	3,148
*	Viasat, Inc.	50,430	999,523
*	Vical, Inc.	42,355	206,692
*	Vicon Industries, Inc.	4,600	21,620
	Vicor Corp.	57,100	676,064
*	Vicuron Pharmaceuticals, Inc.	109,200	1,631,448

#	Video Display Corp.	3,600	130,140
*	Viewpoint Corp.	82,916	147,590
*	Vignette Corp.	407,600	493,196
*	Viisage Technology, Inc.	67,995	441,288
	Vintage Petroleum, Inc.	122,900	2,015,560
*	Virage Logic Corp.	40,527	380,954
*	Virbac Corp.	22,000	57,970
*	Virco Manufacturing Corp.	13,269	98,191
*	Virginia Commerce Bancorp, Inc.	500	13,175
* #	Virologic, Inc.	90,800	157,992
*	ViroPharma, Inc.	50,425	108,414
*	Vision Sciences, Inc.	5,100	16,575
*	Vista Medical Technologies, Inc.	7,500	12,675
#	Visteon Corp.	245,600	2,291,448
*	Visual Networks, Inc.	31,900	79,750
*	Visx, Inc. DE	97,400	1,975,272
*	Vital Images, Inc.	22,100	228,514
	Vital Signs, Inc.	24,356	738,474
*	VitalWorks, Inc.	82,500	314,325
* #	Vitech America, Inc.	14,850	48
*	Vitesse Semiconductor, Inc.	119,480	301,090
*	Vitria Technology, Inc.	60,542	174,966
*	Vivus, Inc.	71,564	293,412
*	VL Dissolution Corp.	3,101	2,202
* #	VLPS Lighting Services International, Inc. Escrow	4,800	392
*	Vodavi Technology, Inc.	4,300	24,897
*	Volt Information Sciences, Inc.	33,000	878,460
	Vulcan International Corp.	700	32,235
*	Vyyo, Inc.	23,700	126,819
*	W-H Energy Services, Inc.	52,200	987,624
*	Wabash National Corp.	51,500	1,366,295
	Wabtec Corp.	84,900	1,452,639
	Walter Industries, Inc.	71,300	1,058,092
* #	Warnaco Group, Inc.	2,900	3
* #	Warnaco Group, Inc.	87,217	1,756,550
	Warwick Community Bancorp, Inc.	5,000	162,405
	Warwick Valley Telephone Co.	300	6,750
	Washington Banking Co.	4,680	68,094
	Washington Savings Bank FSB	2,400	26,160
	Washington Trust Bancorp, Inc.	25,155	620,071
*	Waste Connections, Inc.	78,500	2,303,975
	Waste Industries USA, Inc.	19,300	206,510
*	WatchGuard Technologoes, Inc.	62,680	297,103
*	Water Pik Technologies, Inc.	8,400	112,392
*	Waterlink, Inc.	19,200	9
	Waters Instruments, Inc.	300	1,875
	Watsco, Inc. Class A	43,500	1,264,980
	Watsco, Inc. Class B	1,350	39,386
	Watson Wyatt & Co., Holdings	61,200	1,542,240
	Watts Water Technologies, Inc.	47,100	1,199,166
	Wausau-Mosinee Paper Corp.	98,136	1,536,810
*	Waxman Industries, Inc.	600	3,915

	Waypoint Financial Corp.	53,226	1,466,376
*	WCI Communities, Inc.	83,400	1,999,932
	WD-40 Co.	32,000	914,560
*	Webb Interactive Services, Inc.	5,300	2,332
*	Webco Industries, Inc.	6,000	25,500
*	WebEx Communications, Inc.	82,880	1,607,872
*	webMethods, Inc.	94,702	387,331
*	Websense, Inc.	43,600	1,672,060
*	Weider Nutrition International, Inc.	10,500	33,915
	Weis Markets, Inc.	28,007	938,795
	Wellco Enterprises, Inc.	1,000	19,150
	Wellman, Inc.	65,300	482,567
* #	Wells-Gardner Electronics Corp.	6,101	31,725
	Wesbanco, Inc.	37,438	1,037,033
*	WESCO International, Inc.	78,900	1,596,936
	West Coast Bancorp	28,059	576,332
*	West Marine, Inc.	39,500	714,555
	West Pharmaceutical Services, Inc.	28,200	1,127,718
*	Westaff, Inc.	24,300	72,924
	Westamerica Bancorporation	2,000	105,480
	Westar Energy, Inc.	61,000	1,281,000
	Westbank Corp.	4,740	100,298
*	Westcoast Hospitality Corp.	12,900	61,920
*	Westell Technologies, Inc.	101,880	461,516
	Western Ohio Financial Corp.	900	30,717
*	Western Power & Equipment Corp.	3,373	2,091
*	Western Sierra Bancorp	1,575	48,998
*	Westmoreland Coal Co.	800	23,400
	Westwood Holdings Group, Inc.	6,479	124,202
* #	Wet Seal, Inc. Class A	45,533	56,461
	Weyco Group, Inc.	300	10,050
	WGL Holdings, Inc.	14,000	401,100
*	White Electronics Designs Corp.	44,665	221,092
*	Whitehall Jewelers, Inc.	25,650	202,635
*	Whiting Petroleum Corp.	2,960	69,886
* #	WHX Corp.	6,333	7,726
*	Wickes, Inc.	4,400	24
*	Wild Oats Markets, Inc.	57,669	509,217
*	William Lyon Homes, Inc.	12,600	1,048,950
*	Williams Industries, Inc.	1,200	4,428
*	Willis Lease Finance Corp.	9,500	69,635
	Willow Grove Bancorp, Inc.	18,551	306,463
*	Wilshire Oil Co. of Texas	7,107	36,601
*	Wilson Greatbatch Technologies, Inc.	38,500	630,630
*	Wilsons The Leather Experts, Inc.	63,245	373,146
*	Wind River Systems, Inc.	155,596	1,688,217
*	Winmark Corp.	3,800	87,267
#	Winn-Dixie Stores, Inc.	270,100	1,126,317
#	Winnebago Industries, Inc.	64,000	2,009,600
	Wintrust Financial Corp.	38,219	2,097,459
*	Wireless Facilities, Inc.	122,851	783,789
	Wireless Telecom Group, Inc.	31,100	78,994

*	Wireless WebConnect!, Inc.	8,900	26
*	Witness Systems, Inc.	44,500	592,295
*	WJ Communications, Inc.	50,400	142,128
* #	WMS Industries, Inc.	57,200	1,156,012
*	Wolverine Tube, Inc.	28,100	322,588
	Wolverine World Wide, Inc.	75,500	1,821,060
*	Women First HealthCare, Inc.	1,500	9
	Woodhead Industries, Inc.	22,457	296,657
	Woodward Governor Co.	21,500	1,264,200
*	World Acceptance Corp.	35,200	786,016
* #	World Access, Inc.	35,372	35
	World Fuel Services Corp.	22,100	777,478
	World Wrestling Federation Entertainment, Inc.	38,600	463,586
* #	WorldGate Communications, Inc.	6,500	11,245
*	WorldQuest Networks, Inc.	1,500	4,185
*	Worldwide Restaurant Concepts, Inc.	52,200	169,128
	Worthington Industries, Inc.	65,400	1,330,890
*	Wright Medical Group, Inc.	63,200	1,706,400
	WSI Industries, Inc.	2,000	4,260
	X-Rite, Inc.	39,463	552,482
*	Xanser Corp.	42,800	104,860
*	Xeta Corp.	10,300	38,110
*	Yankee Candle Co., Inc.	65,200	1,767,572
	Yardville National Bancorp	16,400	474,616
	York International Corp.	41,200	1,341,472
*	Young Broadcasting, Inc. Class A	33,607	381,439
*	Zapata Corp.	2,340	144,729
#	Zenith National Insurance Corp.	18,600	803,892
*	Zevex International, Inc.	3,400	13,634
*	Zhone Technologies, Inc.	116,151	371,683
*	Zila, Inc.	86,707	351,163
* #	Zix Corp.	57,126	237,073
*	Zoll Medical Corp.	16,422	547,674
* #	Zoltek Companies, Inc.	31,100	225,786
*	Zomax, Inc.	56,200	190,574
*	Zones, Inc.	13,500	38,340
*	Zoran Corp.	81,135	1,277,065
*	Zygo Corp.	32,600	325,022
*	Zymetx, Inc.	8,600	366
*	Zymogenetics, Inc.	100,439	1,502,567
TOTAL COMMON STOCKS
(Cost $1,687,122,969)			1,784,788,408

RIGHTS/WARRANTS — (0.0%)
*	American Banknote Corp. Warrants Series 1 10/01/07	30	0
*	American Banknote Corp. Warrants Series 2 10/10/07	30	0
*	Anacomp, Inc. Class B Warrants 12/10/06	1	0
* #	Angeion Corp. Warrants 10/31/20	215	0
*	Aura Systems, Inc. Warrants 05/31/05	1,262	0

*	Chart Industries, Inc. Warrants 09/15/10	24	251
*	Chiquita Brands International, Inc. Warrants 03/19/09	9,947	46,751
*	CSF Holding, Inc. Litigation Rights 12/30/99	3,250	0
*	Del Global Technologies Corp. Warrants 03/28/08	971	1,190
*	Imperial Credit Industries, Inc. Warrants 01/31/08	22	0
*	Imperial Sugar Co. Warrants 08/29/08	498	976
*	Lodgian, Inc. Class A Warrants 11/25/07	188	8
*	Lodgian, Inc. Class B Warrants 11/25/09	582	28
*	Magnum Hunter Resources Warrants 03/21/05	7,200	2,520
*	Miltope Group, Inc. Contigent Value Rights	5,800	0
*	Optical Cable Corp. Warrants 10/24/07	2,823	0
* #	OSI Pharmaceutical, Inc. Rights	4,829	676
*	PMR Corp. Contingent Value Rights 08/05/04	7,300	7
*	Timco Aviation Services Warrants 02/27/07	6,696	1
TOTAL RIGHTS/WARRANTS
(Cost $444,107)			52,408

	Face
	Amount	Value †
	(000)

BONDS — (0.0%)
* Del Global Technologies Corp. Subordinated Promissory Note
* 6.000%, 03/28/07	$2	0
* Timco Aviation Services, Inc. Jr. Subordinated Note
* 8.000%, 01/02/07	3	0
TOTAL BONDS
(Cost $0)		0

TEMPORARY CASH INVESTMENTS — (8.9%)
Repuchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $148,993,000 U.S. Treasury Obligations, rates ranging from 1.625% to 2.75%, maturities ranging from 09/30/05 to 08/15/07, valued at $149,141,053) to be repurchased at $146,218,652 (Cost $146,212,397) ^	146,212	146,212,397

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $28,975,000 FHLMC Notes 2.00%, 02/23/06, valued at $28,830,125) to be repurchased at $28,298,077 (Cost $28,297,000)	28,297	28,297,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $174,509,397)		174,509,397

TOTAL INVESTMENTS — (100.0%)
(Cost $1,862,076,473) ††		$1,959,350,213

†                                          See Security Valuation Note.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

^                                          Security purchased with cash proceeds from securities on loan.

††                                    The cost for federal income tax purposes is $1,865,118,937.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (17.8%)
COMMON STOCKS — (17.7%)
	Abbey National P.L.C.	841,876	$9,078,010
	Aggregate Industries P.L.C.	1,964,973	3,110,890
	Alliance & Leicester P.L.C.	348,000	5,635,709
	Amvescap P.L.C.	225,900	1,187,388
	Arriva P.L.C.	231,050	1,795,596
	Associated British Foods P.L.C.	990,462	11,149,642
	Associated British Ports Holdings P.L.C.	378,800	2,939,718
	Aviva P.L.C.	2,582,930	24,784,277
*	AWG P.L.C.	76,018	868,177
*	AWG P.L.C. Redeemable Shares	25,237,976	45,402
	BAA P.L.C.	1,614,239	16,148,924
	BAE Systems P.L.C.	2,667,041	9,660,190
	Barratt Developments P.L.C.	338,959	3,612,898
	BBA Group P.L.C.	680,050	3,195,284
	Bellway P.L.C.	38,000	525,814
	Berkeley Group P.L.C.	228,802	5,012,195
	BOC Group P.L.C.	82,135	1,328,204
	Bovis Homes Group P.L.C.	132,000	1,332,518
	BPB P.L.C.	458,500	3,337,202
	Bradford & Bingley P.L.C.	80,259	412,723
	Brambles Industries P.L.C.	272,000	1,188,719
	Britannic P.L.C.	278,864	1,785,333
*	British Airways P.L.C.	1,839,331	7,425,761
	British Land Co. P.L.C.	870,090	11,288,093
	British Vita P.L.C.	286,388	1,255,335
	Brixton P.L.C.	359,333	1,994,405
	Cable and Wireless P.L.C.	3,512,914	6,857,113
	Carnival P.L.C.	156,870	7,563,204
*	Corus Group P.L.C.	6,312,988	5,025,584
	Derwent Valley Holdings P.L.C.	49,351	795,334
	DeVere Group P.L.C.	85,228	640,374
*	Dimension Data Holdings P.L.C.	1,006,000	527,540
	Dixons Group P.L.C.	333,402	948,480
*	Duelguide Units P.L.C.	36,010	348,388
*	Easyjet P.L.C.	294,025	775,678
	FKI P.L.C.	856,795	1,873,076
	Friends Provident P.L.C.	2,272,618	5,489,275

	Galen Holdings P.L.C.	319,000	3,365,549
	Great Portland Estates P.L.C.	239,324	1,184,155
	Greene King P.L.C.	105,263	1,971,246
	Hammerson P.L.C.	468,800	6,190,343
	Hanson P.L.C.	963,671	6,579,192
	HBOS P.L.C.	14,538	178,256
*	HHG P.L.C.	842,619	703,528
	Hilton Group P.L.C.	2,673,589	12,594,801
	IMI P.L.C.	24,000	152,418
	Intercontinental Hotels Group P.L.C.	968,773	9,894,706
*	International Power P.L.C.	1,898,700	4,675,072
	ITV P.L.C.	1,551,881	2,889,466
	Johnson Matthey P.L.C.	43,250	708,632
	Kelda Group P.L.C.	161,510	1,535,627
	Kesa Electricals P.L.C.	9,781	49,650
#	Kingfisher P.L.C.	651,215	3,256,738
	Land Securities Group P.L.C.	78,654	1,629,910
	Liberty International P.L.C.	469,345	7,013,857
	Logicacmg P.L.C.	586,400	1,708,829
	London Merchant Securities P.L.C.	358,862	1,170,362
	Marks & Spencer Group P.L.C.	1,197,239	7,604,761
	Mersey Docks & Harbour Co. P.L.C.	115,042	1,448,783
	MFI Furniture Group P.L.C.	66,600	149,009
	Millennium and Copthorne Hotels P.L.C.	489,930	2,696,156
	Mitchells & Butlers P.L.C.	630,549	2,930,389
*	MM02 P.L.C.	8,760,348	14,202,620
	Novar P.L.C.	206,018	452,634
	Pearson P.L.C.	245,987	2,749,755
	Peninsular & Oriental Steam Navigation P.L.C.	1,130,420	4,890,053
	Pennon Group P.L.C.	56,524	832,739
	Persimmon P.L.C.	271,811	3,281,931
*	Pillar Property P.L.C.	131,128	1,519,327
*	Premier Oil P.L.C.	119,812	1,245,466
	Quintain Estates & Development P.L.C.	100,000	819,179
	Rio Tinto P.L.C.	83,136	2,076,369
	RMC Group P.L.C.	401,000	4,606,114
	Rolls Royce Group P.L.C.	2,749,448	11,511,413
	Royal & Sun Alliance Insurance Group P.L.C.	5,018,810	6,425,200
	Royal Bank of Scotland Group P.L.C.	217,195	6,062,146
	Sabmiller P.L.C.	192,609	2,398,847
	Sainsbury (J.) P.L.C.	2,629,334	12,352,732
	Scottish & Newcastle P.L.C.	959,905	6,871,913
	Scottish Power P.L.C.	915,215	6,639,536
	Severn Trent P.L.C.	210,597	3,288,859
*	Shire Pharmaceuticals Group P.L.C.	683,427	5,920,583
	Singer & Friedlander Group P.L.C.	253,818	1,276,786
	Slough Estates P.L.C.	706,900	5,861,210
	Smith (David S.) Holdings P.L.C.	547,941	1,441,192
	Smith (W.H.) P.L.C.	299,537	1,647,873
	Somerfield P.L.C.	738,068	1,876,937
	Stanley Leisure P.L.C.	186,760	1,473,036
	Tate & Lyle P.L.C.	660,070	4,270,315

Taylor Woodrow P.L.C.	998,309	4,928,005
Tesco P.L.C.	1,560,816	7,489,882
The Big Food Group P.L.C.	505,408	762,896
* Thus Group P.L.C.	1,956,555	529,674
Trinity Mirror P.L.C.	495,640	5,757,623
United Utilities P.L.C.	265,595	2,623,156
Vodafone Group P.L.C.	16,340,226	37,195,435
Westbury P.L.C.	162,025	1,255,007
Whitbread P.L.C.	520,965	7,662,978
Wilson Bowden P.L.C.	105,900	2,103,122
Wimpey (George) P.L.C.	446,968	3,388,901
Wolverhampton & Dudley Breweries P.L.C.	107,366	1,642,929
Woolworths Group P.L.C.	2,125,199	1,664,182
TOTAL COMMON STOCKS (Cost $358,386,425)		436,222,443

RIGHTS/WARRANTS — (0.1%)
* International Power P.L.C. Rights 09/14/04	626,571	600,218
(Cost $0)

INVESTMENT IN CURRENCY – (0.0%)
* British Pound Sterling		516,666
(Cost $515,312)
	Face Amount @
	(000)

BONDS – (0.0%)
Duelguide Units P.L.C. Bond 2014	$193	0
(Cost $0)
TOTAL — UNITED KINGDOM (Cost $358,901,737)		437,339,327

	Shares

JAPAN — (16.9%)
COMMON STOCKS — (16.9%)
Acom Co., Ltd.	14,600	963,474
# Aichi Steel Corp.	120,000	555,558
AIOI Insurance Co., Ltd.	928,735	4,064,997
Aisin Seiki Co., Ltd.	182,500	4,404,297
Akita Bank, Ltd.	115,000	461,925
# Alpine Electronics, Inc.	36,800	504,454
Amada Co., Ltd.	376,000	2,134,160
# Anritsu Corp.	67,000	470,786
Aoyama Trading Co., Ltd.	47,700	1,155,400
Asahi Breweries, Ltd.	173,000	1,638,482
Asahi Kasei Corp.	209,000	938,379
Asatsu-Dk, Inc.	32,500	868,964
Autobacs Seven Co., Ltd.	23,700	702,800
Awa Bank, Ltd.	196,600	1,186,549
Bank of Iwate, Ltd.	15,300	716,510
# Bank of Kyoto, Ltd.	347,400	2,299,045

	Bank of Nagoya, Ltd.	185,000	822,602
	Canon Sales Co., Inc.	124,900	1,625,556
	Chiba Bank, Ltd.	941,000	5,452,063
	Chudenko Corp.	41,100	559,435
	Chugoku Bank, Ltd.	238,800	2,418,607
#	Citizen Watch Co., Ltd.	318,000	3,202,838
	Coca-Cola West Japan Co., Ltd.	58,400	1,414,961
	Comsys Holdings Corp.	92,000	677,424
	Cosmo Oil Co., Ltd.	764,000	2,230,851
	Dai Nippon Ink & Chemicals, Inc.	459,000	1,076,537
	Dai Nippon Pharmaceutical Co., Ltd.	106,000	885,881
	Dai Nippon Printing Co., Ltd.	575,000	8,445,387
#	Daicel Chemical Industries, Ltd.	485,000	2,246,738
	Daido Steel Co., Ltd.	274,000	692,906
	Daihatsu Motor Co., Ltd.	258,000	2,066,056
	Daishi Bank, Ltd.	355,000	1,166,838
	Daiwa House Industry Co., Ltd.	663,000	6,887,930
	Denso Corp.	22,500	553,968
#	Ebara Corp.	173,000	754,147
	Ezaki Glico Co., Ltd.	174,600	1,216,350
	Fuji Electric Co., Ltd.	525,780	1,335,093
	Fuji Fire & Marine Insurance Co., Ltd.	297,000	982,473
#	Fuji Heavy Industries	493,000	2,489,790
	Fuji Oil Co., Ltd.	55,200	642,663
	Fuji Photo Film Co., Ltd.	413,000	12,984,088
	Fujikura, Ltd.	241,000	1,094,147
	Fujitsu, Ltd.	256,000	1,587,075
	Fukui Bank, Ltd.	343,000	1,398,261
#	Fukuoka Bank, Ltd.	400,000	2,086,822
	Fukuyama Transporting Co., Ltd.	266,000	1,248,819
*	Furukawa Electric Co., Ltd.	380,000	1,538,236
	Futaba Corp.	16,000	390,153
	Futaba Industrial Co., Ltd.	44,100	769,768
#	Glory, Ltd.	46,800	694,273
	Gunma Bank, Ltd.	323,000	1,651,212
	Gunze, Ltd.	148,000	699,213
	Hachijuni Bank, Ltd.	344,000	2,255,861
# *	Hankyu Corp.	174,000	652,256
	Hanshin Electric Railway Co., Ltd.	216,000	682,187
	Heiwa Corp.	81,500	1,205,077
	Higo Bank, Ltd.	308,000	1,858,225
	Hitachi Cable, Ltd.	236,000	956,636
	Hitachi Maxell, Ltd.	96,000	1,359,008
	Hitachi Metals, Ltd.	360,000	1,855,828
	Hitachi, Ltd.	3,734,000	23,513,689
	Hokkoku Bank, Ltd.	223,000	1,006,165
	Hokuetsu Paper Mills, Ltd.	162,000	877,187
	Hokugin Financial Group, Inc.	316,000	790,567
	House Foods Corp.	117,000	1,566,578
	Hyakugo Bank, Ltd.	258,000	1,468,943
	Hyakujishi Bank, Ltd.	314,000	1,773,869
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	819,000	1,219,880

*	Itochu Corp.	120,000	496,240
	Itoham Foods, Inc.	132,000	634,418
	Iyo Bank, Ltd.	204,000	1,338,532
	Japan Airport Terminal Co., Ltd.	33,000	327,275
	Joyo Bank, Ltd.	545,000	2,215,286
	Juroku Bank, Ltd.	349,000	1,355,178
	Kagoshima Bank, Ltd.	132,000	776,343
	Kamigumi Co., Ltd.	357,000	2,699,500
	Kandenko Co., Ltd.	129,000	678,473
	Kansai Paint Co., Ltd., Osaka	131,000	843,325
	Katokichi Co., Ltd.	34,500	636,406
#	Kawasaki Heavy Industries, Ltd.	910,000	1,379,155
	Kikkoman Corp.	259,000	2,275,593
	Kinden Corp.	167,000	1,036,828
	Kirin Brewery Co., Ltd.	614,000	5,543,436
#	Kissei Pharmaceutical Co., Ltd.	41,000	782,969
	Kobe Steel, Ltd.	2,632,000	3,806,031
	Koito Manufacturing Co., Ltd.	101,000	861,625
#	Kokuyo Co., Ltd.	81,200	926,638
	Komatsu, Ltd.	1,279,000	7,870,816
	Komori Corp.	47,000	660,789
#	Koyo Seiko Co.	18,000	209,837
	Kubota Corp.	52,000	261,406
	Kuraray Co., Ltd.	241,000	1,806,663
	Kuraya Sanseido, Inc.	25,800	316,380
	Kureha Chemical Industry Co., Ltd.	122,000	485,999
	KYORIN Pharmaceutical Co., Ltd.	52,000	759,055
#	Makita Corp.	209,000	3,080,572
	Marubeni Corp.	1,942,000	4,640,553
	Marui Co., Ltd.	213,000	2,822,679
	Maruichi Steel Tube, Ltd.	117,000	2,053,669
	Matsushita Electric Industrial Co., Ltd.	1,977,135	26,634,470
	Matsushita Electric Works, Ltd.	189,000	1,532,326
	Meiji Seika Kaisha, Ltd. Tokyo	243,000	1,005,297
	Michinoku Bank, Ltd.	187,000	1,007,500
	Millea Holdings, Inc.	17	79,009
	Mitsubishi Gas Chemical Co., Inc.	305,000	1,294,982
	Mitsubishi Heavy Industries, Ltd.	2,555,000	6,928,830
#	Mitsubishi Logistics Corp.	106,000	945,853
	Mitsubishi Materials Corp.	975,000	2,073,192
# *	Mitsubishi Motors Corp.	623,000	537,243
	Mitsui Chemicals, Inc.	315,800	1,609,063
	Mitsui Engineering and Shipbuilding Co., Ltd.	481,000	735,345
	Mitsumi Electric Co., Ltd.	45,800	476,494
	Mizuho Holdings, Inc.	1,192	4,839,734
	Morinaga Milk Industry Co., Ltd.	160,000	678,069
	Musashino Bank, Ltd.	20,000	734,085
	Nagase & Co., Ltd.	87,000	687,074
	Namco, Ltd.	5,500	138,649
	Nanto Bank, Ltd.	317,000	1,397,797
	NGK Insulators, Ltd.	216,000	1,766,487
	NGK Spark Plug Co., Ltd.	144,000	1,481,502

	Nichicon Corp.	51,200	602,037
	Nichirei Corp.	180,000	616,694
	Nifco, Inc.	37,000	566,034
	Nihon Unisys, Ltd.	69,100	548,817
	Nippon Broadcasting System, Inc.	20,690	976,839
	Nippon Electric Glass Co., Ltd.	72,000	1,630,209
	Nippon Kayaku Co., Ltd.	128,000	693,074
	Nippon Meat Packers, Inc., Osaka	144,000	1,709,814
	Nippon Mining Holdings, Inc.	326,500	1,505,589
	Nippon Mitsubishi Oil Corp.	1,871,050	11,706,001
	Nippon Paint Co., Ltd.	167,000	637,523
	Nippon Sanso Corp.	30,000	154,998
#	Nippon Sheet Glass Co., Ltd.	280,000	1,011,756
	Nippon Shinpan Co., Ltd.	191,000	637,957
	Nippon Shokubai Co., Ltd.	163,000	1,231,549
	Nippon Television Network Corp.	9,400	1,418,177
#	Nishimatsu Construction Co., Ltd.	364,000	1,158,339
	Nishi-Nippon Bank, Ltd.	112,540	412,082
	Nissay Dowa General Insurance Co., Ltd.	383,000	1,966,514
	Nisshin Seifun Group, Inc.	148,000	1,476,830
	Nisshin Steel Co., Ltd.	627,000	1,339,263
	Nisshinbo Industries, Inc.	305,000	2,161,212
# *	Nissho Iwai-Nichmen Holdings Corp.	130,400	476,805
#	NSK, Ltd.	319,000	1,407,535
	Obayashi Corp.	520,000	2,551,756
	Ogaki Kyoritsu Bank, Ltd.	50,000	254,729
	Oji Paper Co., Ltd.	275,000	1,660,478
	Okumura Corp.	144,000	686,196
	Onward Kashiyama Co., Ltd.	100,000	1,405,468
	PanaHome Corp.	106,000	585,244
	Pioneer Electronic Corp.	81,800	1,798,474
	Promise Co., Ltd.	60,500	3,848,205
	Q.P. Corp.	109,600	914,993
#	Rengo Co., Ltd.	152,000	751,238
*	Resona Holdings, Inc.	1,873,000	3,056,297
	San In Godo Bank, Ltd.	110,000	823,475
	Santen Pharmaceutical Co., Ltd.	52,000	967,735
	Sanwa Shutter Corp.	101,000	498,252
	Sanyo Shinpan Finance Co., Ltd.	19,800	1,164,091
#	Sapporo Breweries, Ltd.	251,000	883,480
	Sapporo Hokuyo Holdings, Inc.	224	1,414,992
	Seino Transportation Co., Ltd.	193,000	1,824,136
	Sekisui Chemical Co., Ltd.	557,000	4,201,748
	Sekisui House, Ltd.	942,000	9,493,728
	Seventy-seven (77) Bank, Ltd.	241,000	1,450,178
	SFCG Co., Ltd.	8,010	1,672,338
	Shiga Bank, Ltd.	272,000	1,361,358
	Shikoku Bank, Ltd.	72,000	416,405
	Shimachu Co., Ltd.	36,200	870,072
	Shimadzu Corp.	103,000	504,109
	Shinko Securities Co., Ltd.	470,000	1,467,128
	Shizuoka Bank, Ltd.	473,000	3,578,607

	Sumitomo Bakelite Co., Ltd.	105,000	648,079
	Sumitomo Corp.	471,000	3,438,432
#	Sumitomo Electric Industries, Ltd.	472,000	4,327,769
	Sumitomo Forestry Co., Ltd.	139,000	1,408,736
	Sumitomo Metal Industries, Ltd. Osaka	1,481,000	1,717,929
#	Sumitomo Metal Mining Co., Ltd.	313,000	2,061,597
	Sumitomo Osaka Cement Co., Ltd.	269,000	627,800
	Sumitomo Rubber	19,000	167,866
	Sumitomo Trust & Banking Co., Ltd.	21,000	127,264
	Suruga Bank, Ltd.	87,000	646,780
	Suzuken Co., Ltd.	54,000	1,467,309
	Taiheiyo Cement Corp.	1,209,800	2,883,164
#	Taisei Corp.	1,325,000	4,551,308
	Taiyo Yuden Co., Ltd.	72,000	838,241
	Takara Standard Co., Ltd.	118,000	673,367
	Takashimaya Co., Ltd.	124,000	1,131,716
	Takefuji Corp.	35,920	2,512,093
	TDK Corp.	10,100	669,330
	Teijin, Ltd.	893,000	3,105,422
	Teikoku Oil Co., Ltd.	346,000	1,844,571
	Toda Corp.	203,000	804,071
	Toho Bank, Ltd.	254,000	956,510
	Tokai Tokyo Securities Co., Ltd.	155,000	440,401
	Tokuyama Corp.	248,000	1,110,186
	Tokyo Broadcasting System, Inc.	117,500	1,868,334
#	Tokyo Steel Manufacturing Co., Ltd.	55,800	939,707
	Tokyo Style Co., Ltd.	133,000	1,446,149
	Tokyo Tatemono Co., Ltd.	143,000	796,320
	Toppan Printing Co., Ltd.	441,000	4,570,931
	Toray Industries, Inc.	620,000	2,942,746
	Toshiba TEC Corp.	181,000	777,176
	Tostem Inax Holding Corp.	160,000	3,037,684
#	Toyo Ink Manufacturing Co., Ltd.	174,000	626,441
	Toyo Seikan Kaisha, Ltd.	287,600	4,861,959
	Toyo Suisan Kaisha, Ltd.	64,000	790,675
	Toyota Auto Body Co., Ltd.	86,000	1,396,245
	Toyota Industries Corp.	76,500	1,749,889
#	Toyota Tsusho Corp.	314,000	3,393,101
	TV Asahi Corp.	202	394,591
	UNY Co., Ltd.	133,000	1,506,832
	Wacoal Corp.	149,000	1,467,061
	Yamagata Bank, Ltd.	153,700	693,875
	Yamaguchi Bank, Ltd.	133,000	1,358,143
	Yamanashi Chuo Bank, Ltd.	119,000	664,162
	Yamatake Corp.	20,000	200,689
	Yamazaki Baking Co., Ltd.	155,000	1,395,104
	Yokohama Rubber Co., Ltd.	410,000	1,651,685
	York-Benimaru Co., Ltd.	29,300	733,833
TOTAL COMMON STOCKS (Cost $411,129,363)			415,835,398

INVESTMENT IN CURRENCY – (0.0%)
*	Japanese Yen		17,609
(Cost $17,613)
TOTAL — JAPAN (Cost $411,146,976)			415,853,007

FRANCE — (11.3%)
COMMON STOCKS — (11.3%)
#	AGF (Assurances Generales de France SA)	177,559	10,177,706
# *	Air France	174,075	2,672,679
	Air Liquide SA	9,820	1,545,489
*	Alstom SA	185,169	99,449
	Arcelor SA	167,800	2,872,657
	AXA	1,670,413	34,337,052
	BNP Paribas SA	860,839	52,357,613
	Bongrain SA	7,145	452,252
*	Business Objects SA	54,856	1,021,516
*	Cap Gemini SA	96,137	2,739,023
*	Club Mediterranee SA	8,962	403,547
	Compagnie de Saint-Gobain	288,912	14,577,918
	Compagnie Francaise d’Etudes et de Construction Technip SA	16,088	2,415,634
	Credit Agricole SA	27,709	700,583
	Eiffage SA	6,954	636,584
	Esso SA	686	93,207
	Euler-Hermes SA	10,354	554,054
*	Eurafrance	18,000	1,161,238
#	Faurecia SA	30,445	2,167,616
#	Fimalac SA	46,887	1,786,196
	France Telecom SA	188,321	4,457,606
	Generale des Establissements Michelin SA Series B	107,620	5,714,876
#	Havas SA	300,744	1,438,851
	Imerys SA	44,000	2,747,908
	LaFarge SA	103,058	8,877,117
	LaFarge SA Prime Fidelity	85,542	7,334,340
	Lagardere S.C.A. SA	10,900	656,513
	Nexans	9,618	317,271
	Peugeot SA	238,144	14,333,088
	Pinault Printemps Redoute SA	67,999	6,225,250
#	Rallye SA	18,020	891,906
#	Remy Cointreau SA	56,022	1,952,952
#	Renault SA	200,088	16,101,254
	Rexel SA	10,713	449,621
	SA Des Galeries Lafayette	900	152,057
	Schneider SA	128,663	8,084,427
# *	Scor SA	733,800	1,058,223
	SEB SA Prime Fidelity	9,900	1,039,522
	Societe BIC SA	52,288	2,232,570
#	Societe des Ciments de Francais	35,796	2,933,432
	Societe Generale Paris	293,528	25,184,749
	Sodexho Alliance SA	14,126	372,670

	Suez (ex Suez Lyonnaise des Eaux)	701,284	13,653,843
	Thomson Multimedia	179,505	3,419,985
	Unibail SA	26,231	2,968,757
	Valeo SA	73,528	2,904,071
	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	4,504	441,717
	Veolia Environnement SA	25,700	664,963
*	Vivendi Universal SA	403,364	10,020,963
TOTAL COMMON STOCKS (Cost $208,980,378)			279,402,515

RIGHTS/WARRANTS — (0.0%)
*	Rallye SA Series B Warrants 11/30/05	18,020	3,300
(Cost $7,244)
TOTAL — FRANCE (Cost $208,987,622)			279,405,815

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Rekapacific Berhad	691,000	0

SWITZERLAND — (6.7%)
COMMON STOCKS — (6.7%)
	Baloise-Holding	214,760	8,136,270
	Bank Sarasin & Cie Series B, Basel	180	248,705
	Banque Cantonale Vaudoise	12,608	1,436,348
	Berner Kantonalbank	23,400	2,813,014
*	Ciba Spezialitaetenchemie Holding AG	81,000	4,921,099
	Cie Financiere Richemont AG Series A	1,251,000	32,043,271
	Clariant AG	19,200	234,102
	Converium Holding AG	14,400	290,483
*	Credit Swisse Group	172,931	5,405,988
*	Fischer (Georg) AG, Schaffhausen	1,280	315,461
#	Givaudan SA	5,792	3,593,650
	Helvetia Patria Holding	16,301	2,609,753
#	Holcim, Ltd.	199,770	10,725,841
	Jelmoli Holding AG	500	615,681
	Luzerner Kantonalbank AG	14,627	2,291,046
	Pargesa Holding SA, Geneve	1,935	5,263,715
	PSP Swiss Property AG	109,600	4,146,298
	Rieters Holdings AG	7,860	2,116,362
	Sig Holding AG	44,130	8,038,140
*	Sika Finanz AG, Baar	3,828	2,068,188
	St. Galler Kantonalbank	14,319	3,122,098
# *	Swiss Life AG	132,140	14,333,521

	Swiss Reinsurance Co., Zurich	82,700	4,689,350
*	Syngenta AG	165,100	14,851,530
#	Unaxis Holding AG	45,400	3,897,119
# *	Valiant Holding AG	39,295	3,206,378
	Valora Holding AG	12,170	2,662,597
*	Zurich Financial SVCS AG	152,206	21,305,279
TOTAL — SWITZERLAND (Cost $130,255,074)			165,381,287

GERMANY — (6.4%)
COMMON STOCKS — (6.4%)
	Aachener und Muenchener Beteiligungs AG	33,828	2,380,190
	Aareal Bank AG	22,825	619,546
	Allianz AG	11,053	1,069,243
*	Bankgesellschaft Berlin AG	233,550	571,665
	BASF AG	386,050	20,986,277
	Bayer AG	498,853	12,887,932
*	Bayerische Vereinsbank AG	522,931	8,600,526
	BHW Holding AG	34,600	452,363
	Bilfinger & Berger Bau AG	23,702	803,487
*	Commerzbank AG	408,050	6,726,140
	DaimlerChrysler AG	654,131	27,286,390
	Deutsche Bank AG	398,321	27,291,689
*	Deutsche Lufthansa AG	383,372	4,474,212
	E.ON AG	12,593	897,337
	Fraport AG	68,708	2,166,627
	Fresenius Medical Care AG	27,600	2,017,574
*	Heidelberger Druckmaschinen AG	46,167	1,365,074
	Heidelberger Zement AG	70,373	3,098,041
	Hochtief AG	56,150	1,315,958
*	Hypo Real Estate Holding AG	84,277	2,694,634
	IVG Immobilien AG	30,276	336,885
#	Karstadt Quelle AG	44,173	700,267
	Linde AG	77,043	4,142,516
	MAN AG	88,000	3,000,024
	Merck KGAA	36,000	1,898,239
*	MG Technologies AG	150,773	1,926,033
#	Preussag AG	131,223	2,426,412
	Salzgitter AG	13,041	173,745
	SCA Hygiene Products AG	3,550	1,246,701
	ThyssenKrupp AG	325,691	6,097,119
	Vattenfall Europe AG	94,898	3,067,955
	Volkswagen AG	155,547	6,017,527

TOTAL — GERMANY (Cost $160,130,704)			158,738,328

NETHERLANDS — (5.2%)
COMMON STOCKS — (5.2%)
	ABN AMRO Holding NV	676,189	14,399,534
	Aegon NV	1,335,528	14,305,243
*	Air France	18,150	276,604
	AM NV	65,086	519,718
	Buhrmann NV	94,439	761,882
	DSM NV	99,492	4,851,502
*	Hagemeyer NV	342,825	608,384
	Hunter Douglas NV	94,242	4,145,477
	IHC Caland NV	21,931	1,055,678
	ING Groep NV	1,856,950	45,482,984
*	Koninklijke Ahold NV	671,500	4,167,189
	Koninklijke KPN NV	778,922	5,990,395
	Koninklijke Nedlloyd NV	12,142	461,691
	Koninklijke Philips Electronics NV	780,482	18,102,272
	New Skies Satellites NV	52,400	407,739
	Nutreco Holding NV	23,646	762,486
	NV Holdingsmij de Telegraaf	6,800	150,596
	Oce NV	60,734	927,049
	Vedior NV	46,388	632,633
# *	Versatel Telecom International NV	323,150	600,764
	VNU NV	380,388	9,720,009
TOTAL COMMON STOCKS (Cost $99,004,266)			128,329,829

RIGHTS/WARRANTS — (0.0%)
	ABN AMRO Holding NV Coupons 09/24/04	676,189	0
*	Aegon NV Coupons 09/13/04	1,335,528	0
*	Air France Warrants 11/06/07	16,500	14,438
TOTAL RIGHTS/WARRANTS (Cost $21,343)			14,438

TOTAL — NETHERLANDS (Cost $99,025,609)			128,344,267

SPAIN — (4.3%)
COMMON STOCKS — (4.3%)
#	Acerinox SA	261,360	3,548,611
	Arcelor SA	30,000	511,988
#	Autopistas Concesionaria Espanola SA	950,327	17,088,151
	Banco de Andalucia	900	76,530
	Banco de Sabadell SA	154,021	3,062,908
#	Banco Pastor SA	59,400	1,792,241
	Banco Santander Central Hispanoamerica SA	754,687	7,421,062
	Cementos Portland SA	21,016	1,204,935
	Corporacion Mapfre Compania Internacional de Reaseguros SA	146,555	1,668,537
	Ebro Puleva SA	120,322	1,390,174
	Endesa SA, Madrid	866,446	16,072,999

	Gas Natural SA, Buenos Aires	121,385	2,895,054
#	Iberdrola SA	535,000	10,933,170
#	Iberia Lineas Aereas de Espana SA	617,500	1,627,156
	Inmobiliaria Colonial SA ICSA	41,300	1,193,760
#	Inmobiliaria Urbis SA	96,328	1,098,183
	Metrovacesa SA	98,415	4,266,939
#	Repsol SA	964,984	19,999,312
	Sociedad General de Aguas de Barcelona SA	119,484	2,095,635
#	Sol Melia SA	157,217	1,277,159
	Union Fenosa SA	230,000	5,113,494
	Vallehermoso SA	45,000	615,744
TOTAL COMMON STOCKS (Cost $74,428,710)			104,953,742

RIGHTS/WARRANTS — (0.0%)
*	Sacyr Vallerhermoso SA Rights 09/09/04	45,000	15,313
(Cost $0)
TOTAL — SPAIN (Cost $74,428,710)			104,969,055

AUSTRALIA — (4.2%) COMMON STOCKS — (4.2%)
#	Amcor, Ltd.	504,657	2,618,480
	AMP, Ltd.	1,026,451	4,561,705
#	Ansell, Ltd.	303,463	1,813,722
#	APN News & Media, Ltd.	486,363	1,551,997
	AWB, Ltd.	356,256	1,152,046
#	AXA Asia Pacific Holdings, Ltd.	2,837,724	7,785,282
	Bluescope Steel, Ltd.	1,252,100	6,995,366
	Boral, Ltd.	899,150	4,478,132
	Caltex Australia, Ltd.	440,369	2,856,278
	Commonwealth Bank of Australia	48,696	1,044,157
	CSR, Ltd.	1,514,337	2,472,175
	Downer Group, Ltd.	216,113	576,578
	Futuris Corp., Ltd.	456,719	579,331
	Insurance Australiz Group, Ltd.	1,428,272	5,154,950
#	Lend Lease Corp., Ltd.	568,460	4,506,227
	Lion Nathan, Ltd.	871,345	4,384,073
	Mayne Group, Ltd.	1,280,958	3,681,111
	Mirvac, Ltd.	1,162,693	3,734,366
	Onesteel, Ltd.	436,697	899,812
	Orica, Ltd.	358,303	4,121,859
	Origin Energy, Ltd.	686,245	2,873,367
#	Paperlinx, Ltd.	727,704	2,723,831
#	Publishing and Broadcasting, Ltd.	405,482	3,923,870
#	Quantas Airways, Ltd.	3,082,968	7,450,598
	Rinker Group, Ltd.	1,155,484	7,144,259
	Santos, Ltd.	953,246	4,444,252
#	Seven Network, Ltd.	383,865	1,331,777

*	Southcorp, Ltd.	1,146,542	2,785,151
	Stockland Trust Group	22,849	90,997
#	WMC Resources, Ltd.	1,760,061	6,242,478

TOTAL — AUSTRALIA (Cost $66,167,654)			103,978,227

SWEDEN — (3.4%)
COMMON STOCKS — (3.4%)
# *	Ainax AB	40,366	1,297,571
	Carbo AB	2,900	70,677
	Castellum AB	4,100	102,822
# *	Drott Series AB	131,600	1,915,909
	Gambro AB Series A	555,400	5,985,090
	Gambro AB Series B	216,300	2,293,994
	Holmen AB Series A	6,300	189,354
	Holmen AB Series B	155,700	4,457,918
	NCC AB Series B	59,700	609,344
	Nordic Baltic Holdings AB	1,843,100	14,163,010
	Skandinaviska Enskilda Banken Series A	196,000	2,765,995
	Skandinaviska Enskilda Banken Series C	9,800	134,194
	SSAB Swedish Steel Series A	180,800	3,174,671
	SSAB Swedish Steel Series B	60,500	1,012,481
	Svenska Cellulosa AB Series A	19,000	716,461
	Svenska Cellulosa AB Series B	221,100	8,321,386
	Svenska Kullagerfabriken AB Series A	22,650	844,547
	Svenska Kullagerfabriken AB Series B	29,700	1,093,075
	Telia AB	1,547,000	7,324,962
	Trelleborg AB Series B	160,600	2,417,370
	Volvo AB Series A	243,200	7,995,176
	Volvo AB Series B	443,400	15,191,160
	Whilborg Fastigheter AB Class B	35,800	498,944

TOTAL — SWEDEN (Cost $65,720,204)			82,576,111

HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
	Cheung Kong Holdings, Ltd.	1,386,000	11,979,157
	China Overseas Land & Investment, Ltd.	1,864,000	371,315
	China Travel International Investment, Ltd.	680,000	139,747
	Chinese Estates Holdings, Ltd.	44,000	27,203
	Great Eagle Holdings, Ltd.	175,987	335,826
	Hang Lung Development Co., Ltd.	2,518,000	3,893,462
#	Hang Lung Properties, Ltd.	624,500	912,447
	Henderson Land Development Co., Ltd.	123,000	603,878
	Hong Kong and Shanghai Hotels, Ltd.	225,500	145,896
	Hopewell Holdings, Ltd.	1,455,000	3,158,359

	Hutchison Whampoa, Ltd.	2,060,000	16,249,391
	Hysan Development Co., Ltd.	2,141,621	3,722,586
	I-Cable Communications, Ltd.	80,121	25,469
	Kerry Properties, Ltd.	2,279,884	4,135,088
	New Asia Realty & Trust Co., Ltd.	140,000	54,820
	New World Development Co., Ltd.	2,625,649	2,487,047
#	Shanghai Industrial Holdings, Ltd.	1,094,000	2,018,221
#	Shangri-La Asia, Ltd.	4,147,482	3,853,240
	Shun Tak Holdings, Ltd.	134,000	70,539
#	Sino Land Co., Ltd.	8,041,407	5,997,954
	Tsim Sha Tsui Properties, Ltd.	472,000	591,019
	Wharf Holdings, Ltd.	3,619,214	11,998,418
	Wheelock and Co., Ltd.	3,940,000	5,593,301
TOTAL COMMON STOCKS (Cost $72,911,897)			78,364,383

RIGHTS/WARRANTS — (0.0%)
*	China Travel International Investment, Ltd. Warrants 05/31/06	136,000	4,359
(Cost $0)
TOTAL — HONG KONG (Cost $72,911,897)			78,368,742

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
*	Alitalia Linee Aeree Italiane SpA Series A	6,690,000	1,569,650
*	Banca Antoniana Popolare Veneta SpA	83,000	1,716,239
#	Banca Monte Dei Paschi di Siena SpA	1,623,479	4,751,794
*	Banca Nazionale del Lavoro SpA	1,652,361	3,832,411
#	Banca Popolare di Lodi Scarl	437,995	4,072,450
	Banca Popolare di Milano	665,400	4,113,064
	Benetton Group SpA	181,249	1,982,045
	Buzzi Unicem SpA	67,793	822,134
	Caltagirone Editore SpA	222,304	1,678,995
	Capitalia SpA	2,910,876	8,939,503
	CIR SpA (Cie Industriale Riunite), Torino	500,000	975,905
#	Compagnia Assicuratrice Unipol SpA	452,120	1,716,315
# *	E.Biscom SpA	16,000	782,834
# *	Edison SpA	899,081	1,492,787
	Erg SpA	197,993	1,474,911
# *	Fiat SpA	1,054,970	7,576,561
#	IFIL Finanziaria Partecipazioni SpA	1,368,874	4,424,593
	Italcementi SpA	444,060	6,049,298
	Italmobiliare SpA, Milano	33,664	1,642,997
	Manifattura Lane Gaetano Marzotto & Figli SpA	5,573	74,754
	Milano Assicurazioni SpA	182,000	701,130
#	Pirelli & Co. SpA	1,486,658	1,440,605
#	SAI SpA (Sta Assicuratrice Industriale), Torino	167,605	3,648,323
	San Paolo-IMI SpA	121,701	1,366,410
#	Societe Cattolica di Assicurazoni Scarl SpA	8,800	340,903

Telecom Italia SpA	1,209,533	3,628,764
TOTAL COMMON STOCKS (Cost $76,010,137)		70,815,375

RIGHTS/WARRANTS — (0.0%)
* Fiat SpA Warrants 01/31/07	51,693	8,737
(Cost $0)
TOTAL — ITALY (Cost $76,010,137)		70,824,112

IRELAND — (1.5%)
COMMON STOCKS — (1.5%)
Allied Irish Banks P.L.C.	144,188	2,271,269
Bank of Ireland P.L.C.	99,637	1,339,568
CRH P.L.C.	329,029	7,470,321
* Elan Corp. P.L.C.	690,634	15,395,795
Irish Permanent P.L.C.	650,175	9,921,850

TOTAL — IRELAND (Cost $21,385,360)		36,398,803

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
Ackermans & Van Haaren SA	4,187	103,758
Algemene Mij Voor Nijverheidskredit Almanij	94,286	5,908,748
Banque Nationale de Belgique	1,049	3,695,291
Bekaert SA	2,787	174,938
Cofinimmo SA	1,108	154,671
Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	109,966	6,189,585
Dexia SA	191,251	3,304,838
D’Ieteren SA	431	87,888
Groupe Bruxelles Lambert	55,500	3,482,032
* ING Bank Belgium NV	128	4
Nationale a Portefeuille	4,029	616,419
Sofina SA	10,500	518,617
Suez (ex Suez Lyonnaise des Eaux)	95,400	1,861,679
Tessenderlo Chemie	31,155	1,185,097
* Umicore-Strip VVPR	2,009	295
Union Miniere SA	70,740	4,769,465

TOTAL — BELGIUM (Cost $26,690,265)		32,053,325

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)

Fortum Oyj	45,985	646,006
Huhtamaki Van Leer Oyj	2,300	31,893
# Kemira Oyj	101,377	1,260,633
# Kesko Oyj	157,000	3,428,022
Metso Oyj	219,166	2,822,891
# M-real Oyj Series B	253,400	1,746,008
Okobank Class A	65,000	723,470
Outokumpu Oyj Series A	351,300	5,493,855
Rautaruukki Oyj Series K	12,900	117,681
Stora Enso Oyj Series R	595,800	8,018,620
Upm-Kymmene Oyj	303,300	5,807,223
Wartsila Corp. Oyj Series B	39,600	932,016

TOTAL — FINLAND (Cost $25,030,686)		31,028,318

DENMARK — (1.3%)
COMMON STOCKS — (1.3%)
Carlsberg A.S. Series B	32,525	1,507,964
Codan A.S.	57,000	2,348,264
# Danisco A.S.	50,530	2,530,720
Danske Bank A.S.	395,753	9,575,146
* Jyske Bank A.S.	41,000	2,490,028
Nordea AB	475,918	3,639,862
Rockwool, Ltd.	31,200	1,377,814
Sydbank A.S.	7,120	1,068,357
Tele Danmark A.S.	179,750	6,341,239

TOTAL — DENMARK (Cost $22,894,670)		30,879,394

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
DBS Group Holdings, Ltd.	357,000	3,262,307
Fraser & Neave, Ltd.	756,290	6,201,154
Haw Par Brothers International, Ltd.	2,698	7,885
Keppel Corp., Ltd.	855,000	3,556,989
# Neptune Orient Lines, Ltd.	801,000	1,322,412
Overseas Chinese Banking Corp., Ltd.	94,000	731,739
Sembcorp Industries, Ltd.	400,000	306,968
Singapore Airlines, Ltd.	782,000	5,085,527
Singapore Land, Ltd.	813,000	2,064,560
United Overseas Bank, Ltd.	66,000	513,583
United Overseas Land, Ltd.	1,734,000	2,253,228
TOTAL COMMON STOCKS (Cost $19,900,319)		25,306,352

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		104,878
(Cost $104,825)
TOTAL — SINGAPORE (Cost $20,005,144)		25,411,230

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
* Aker Kvaerner OGEP ASA	28,517	532,511
* Aker Yards AS	17,583	249,433
Den Norske Bank ASA Series A	759,794	5,788,292
Norsk Hydro ASA	142,600	8,899,874
Norske Skogindustrier ASA Series A	247,500	4,127,975
Storebrand ASA	355,300	2,382,052
* Yara International ASA	16,700	148,067

TOTAL — NORWAY (Cost $19,900,847)		22,128,204

EMU — (0.7%) INVESTMENT IN CURRENCY — (0.7%)
Euro Currency		17,257,626
(Cost $17,155,915)

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
Banco Comercial Portugues SA	1,062,811	2,239,141
Banco Espirito Santo e Comercial de Lisboa	85,141	1,392,208
BPI SGPS SA	477,999	1,680,513
Cimpor Cimentos de Portugal SA	503,265	2,559,141
Portucel-Empresa Produtora de Pasta de Papel SA	1,442,478	2,700,132

TOTAL — PORTUGAL (Cost $9,665,538)		10,571,135

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
* Bank Austria Creditanstalt AG	42,495	2,697,285
Bohler Uddeholm AG	6,402	536,032
OMV AG	11,228	2,570,091
Voestalpine AG	62,211	3,051,539
Wienerberger AG	16,123	584,869

TOTAL — AUSTRIA (Cost $7,205,163)		9,439,816

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
* Agricultural Bank of Greece S.A.	123,600	676,483
Alpha Credit Bank	35,040	854,004
Bank of Greece	8,520	876,414
Bank of Piraeus S.A.	4,600	51,338
Commercial Bank of Greece	44,760	925,496
EFG Eurobank Ergasias S.A.	60,097	1,317,851
Hellenic Petroleum S.A.	159,140	1,283,823
Hellenic Tellecommunication Organization Co. S.A.	140,460	1,779,419
Intracom S.A.	92,390	358,843
National Bank of Greece	20,176	441,592

TOTAL — GREECE (Cost $7,870,638)		8,565,263

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
Auckland International Airport, Ltd.	99,828	484,702
Carter Holt Harvey, Ltd.	1,955,577	3,176,158
Fletcher Building, Ltd.	171,130	581,161

TOTAL — NEW ZEALAND (Cost $3,084,885)		4,242,021

	Face Amount	Value †

	(000)

TEMPORARY CASH INVESTMENTS — (8.4%)
Repurchase Agreement, Deutsche Bank Securities, Lehman Brothers, & Mizuho Securities USA 1.55%, 09/01/04 (Collateralized by $188,342,858 U.S. Treasury Obligations, STRIPS, & TIPS, rates ranging from 1.625% to 6.50%, maturities ranging from 09/30/05 to 07/15/13, valued at $202,559,053) to be repurchased at $198,602,676 (Cost $198,594,073) ^	$198,594	198,594,073
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $9,059,000 FHLMC Notes 1.85%, 11/17/04, valued at $9,092,971) to be repurchased at $8,958,341 (Cost $8,958,000)	8,958	8,958,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $207,552,073)		207,552,073

TOTAL INVESTMENTS – (100.0%) (Cost $2,113,212,961)††		$2,461,305,486

†	See Security Valuation Note.
@	Denominated in local currency or the Euro.
^	Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $2,113,403,414.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †
JAPAN — (78.1%)
COMMON STOCKS — (77.2%)
*	A&A Material Corp.	123,000	$109,673
*	ABILIT Corp.	22,000	119,969
	Achilles Corp.	549,000	920,289
	Aderans Co., Ltd.	63,450	1,217,470
#	Advan Co., Ltd.	38,300	460,820
	ADVANEX, Inc.	78,000	359,109
*	Aeon Fantasy Co., Ltd.	15,600	374,133
*	Ahjikan Co., Ltd.	4,500	41,328
#	Ahresty Corp.	28,300	319,527
	Aica Kogyo Co., Ltd.	87,000	1,039,302
	Aichi Bank, Ltd.	15,800	1,058,501
#	Aichi Corp.	119,900	518,115
*	Aichi Machine Industry Co., Ltd.	153,000	556,021
	Aichi Steel Corp.	68,000	314,816
	Aichi Tokei Denki Co., Ltd.	67,000	197,735
	Aida Engineering, Ltd.	113,000	506,517
	Aigan Co., Ltd.	33,500	245,377
	Aiphone Co., Ltd.	32,000	564,517
	Airport Facilities Co., Ltd.	79,970	409,280
	Airtech Japan, Ltd.	12,100	102,574
	Aisan Industry Co., Ltd.	80,500	803,684
*	Akai Electric Co., Ltd.	363,000	3,308
	Akebono Brake Industry Co., Ltd.	141,000	805,830
	Akita Bank, Ltd.	206,000	827,449
#	Allied Telesis KK	103,000	283,286
	Aloka Co., Ltd.	43,000	318,511
#	Alpha Systems Inc.	19,600	328,707
#	Alpine Electronics, Inc.	86,200	1,181,630
	Alps Logistics Co., Ltd.	21,000	471,134
	Altech Co., Ltd.	14,000	60,727
*	Altech Corp.	8,500	139,901
	Amano Corp.	154,000	1,306,272
	Amatsuji Steel Ball Manufacturing Co., Ltd.	42,000	437,267
	Ando Corp.	120,000	283,090
	Anest Iwata Corp.	74,000	176,238
#	Anrakutei Co., Ltd.	24,000	179,082
#	Anritsu Corp.	170,000	1,194,531
*	AOC Holdings, Inc.	111,100	960,962
	AOI Advertising Promotion, Inc.	21,000	142,333
	AOI Electronics Co., Ltd.	16,700	278,669
	Aoki International Co., Ltd.	78,100	1,024,664

	Aomori Bank, Ltd.	262,000	1,006,053
*	Apic Yamada Corp.	20,000	102,265
*	Arai-Gumi, Ltd.	34,450	57,161
	Arakawa Chemical Industries, Ltd.	23,800	285,941
	Araya Industrial Co., Ltd.	84,000	146,011
*	Argo 21 Corp.	13,200	92,887
	Ariake Japan Co., Ltd.	5,300	144,641
	Aronkasei Co., Ltd.	53,000	209,666
	As One Corp.	22,500	602,273
	Asahi Denka Kogyo KK	169,000	1,619,089
	Asahi Diamond Industrial Co., Ltd.	112,000	601,402
	Asahi Kogyosha Co., Ltd.	48,000	144,086
#	Asahi Organic Chemicals Industry Co., Ltd.	157,000	446,362
#	Asahi Pretec Corp.	30,800	360,666
* #	Asahi Soft Drinks Co., Ltd.	81,500	700,698
*	Asahi Tec Corp.	86,000	157,484
* #	Asahi Techno Glass Corp.	95,000	540,097
	Asanuma Corp.	123,000	222,414
	Ashimori Industry Co., Ltd.	84,000	181,738
	Asia Air Survey Co., Ltd.	17,000	46,792
#	Asia Securities Printing Co., Ltd.	29,000	265,931
	Asics Corp.	333,000	1,048,585
*	Asics Trading Co., Ltd.	12,000	180,164
*	Asti Corp.	8,000	65,852
	Asunaro Construction., Ltd.	65,000	401,968
	Ataka Constuction & Engineering Co., Ltd.	38,000	138,677
	Atom Corp.	16,600	200,071
#	Atsugi Co., Ltd.	322,000	402,009
	Aucnet, Inc.	15,000	242,928
*	Autoseven Co., Inc.	7,600	81,983
#	Avex Inc.	61,600	869,505
*	Azel Corp., Tokyo	89,000	101,743
	Bando Chemical Industries, Ltd.	213,000	719,546
	Bank of Okinawa, Ltd.	33,900	777,724
	Bank of Saga, Ltd.	212,000	757,604
	Bank of the Ryukyus, Ltd.	45,880	772,562
*	Banpresto Co., Ltd.	14,600	208,524
*	Belluna Co., Ltd.	22,000	742,647
#	Best Denki Co., Ltd.	214,000	934,749
*	Biken Techno Corp.	4,200	27,573
#	BSL Corp.	237,950	505,208
	Bull Dog Sauce Co., Ltd.	26,000	284,014
	Bunka Shutter Co., Ltd.	134,000	669,272
	Cabin Co., Ltd.	67,000	154,769
#	CAC Corp.	31,100	219,504
	Calpis Co., Ltd.	125,000	868,228
#	Canon Electronics, Inc.	43,000	907,360
#	Canon Finetech, Inc.	67,070	1,309,738
#	Capcom Co., Ltd.	87,400	889,575
*	Catena Corp.	46,000	138,232
*	Cats, Inc.	15,400	421
#	Cecile Co., Ltd.	64,100	618,352

	Central Finance Co., Ltd.	180,000	613,229
	Central Security Patrols Co., Ltd.	31,400	241,614
	CFS Corp.	47,500	322,275
*	Chiba Kogyo Bank, Ltd.	80,600	494,618
#	Chino Corp.	70,000	220,799
	Chiyoda Co., Ltd.	64,400	1,026,699
	Chofu Seisakusho Co., Ltd.	54,500	918,270
*	Chori Co., Ltd.	256,000	402,255
	Chuetsu Pulp and Paper Co., Ltd.	176,000	446,542
*	Chugai Mining Co., Ltd.	188,600	133,028
	Chugai Ro Co., Ltd.	139,000	305,325
	Chugoku Marine Paints, Ltd.	111,000	575,247
#	Chugokukogyo Co., Ltd.	45,000	156,598
	Chukyo Bank, Ltd.	240,000	854,789
	Chuo Denki Kogyo Co., Ltd.	35,000	243,213
	Chuo Gyorui Co., Ltd.	61,000	106,834
	Chuo Spring Co., Ltd., Nagoya	91,000	364,020
	Chuo Woollen Mills, Ltd.	24,000	31,748
	CKD Corp.	113,000	643,466
* #	Clarion Co., Ltd.	587,000	1,018,860
	Cleanup Corp.	71,000	785,807
#	CMK Corp.	78,000	1,114,098
	Coca-Cola Central Japan Co., Ltd.	139	951,313
#	Colowide Co., Ltd.	29,000	339,150
* #	Columbia Music Entertainment, Inc.	212,000	201,844
	Commuture Corp.	71,202	631,762
	Computer Engineering & Consulting, Ltd.	29,800	320,016
*	Co-Op Chemical Co., Ltd.	80,000	85,079
*	Core Corp.	10,100	208,847
	Corona Corp.	44,300	628,913
#	Cosel Co., Ltd.	33,400	834,349
*	Cosmo Securities Co., Ltd.	555,000	1,040,194
	Create Medic Co., Ltd.	11,000	94,065
	Credia Co., Ltd.	14,000	267,295
	Cresco, Ltd.	11,600	108,069
	CTI Engineering Co., Ltd.	19,000	103,528
* #	Culture Convenience Club Co., Ltd.	75,600	926,621
	CVS Bay Area, Inc.	10,000	31,792
*	CVS Bay Area, Inc.	20,000	63,584
*	Cybozu, Inc.	41	119,607
*	D&M Holdings, Inc.	134,000	354,656
#	Dai Nippon Toryo, Ltd.	193,000	274,160
	Daibiru Corp.	178,000	1,233,271
	Dai-Dan Co., Ltd.	65,000	341,849
	Daido Kogyo Co., Ltd.	60,000	119,162
#	Daidoh, Ltd.	54,000	534,730
* #	Daiei, Inc.	249,500	506,252
	Daifuku Co., Ltd.	176,000	941,342
	Daihen Corp.	215,000	405,035
	Daiho Corp.	96,000	196,759
	Dai-Ichi Jitsugyo Co., Ltd.	80,000	217,328
	Dai-Ichi Kogyo Seiyaku Co., Ltd.	47,000	140,945

#	Daiken Corp.	208,000	891,060
#	Daiki Co., Ltd.	41,300	389,891
	Daiko Clearing Services Corp.	25,000	146,402
*	Daikoku Denki Co., Ltd.	20,200	415,946
* #	Daikyo, Inc.	444,000	828,954
	Daimei Telecom Engineering Corp.	65,000	430,987
	Dainichi Co., Ltd.	27,200	132,205
#	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	163,000	815,142
#	Dainippon Shigyo Co., Ltd.	25,000	115,612
	Daisan Bank, Ltd.	251,000	922,422
#	Daiseki Co., Ltd.	35,400	541,337
#	Daiso Co., Ltd.	112,000	304,447
*	Daisue Construction Co., Ltd.	151,500	145,929
	Daisyo Corp.	32,000	362,215
	Daito Seiki Co., Ltd.	18,000	60,967
*	Daito Woolen Spinning & Weaving Co., Ltd., Tokyo	42,000	42,449
	Daiwa Industries, Ltd.	82,000	242,684
	Daiwa Kosho Lease Co., Ltd.	225,000	1,223,420
* #	Daiwa Seiko, Inc.	145,000	162,480
	Daiwabo Co., Ltd.	217,000	266,461
	Daiwabo Information System Co., Ltd.	22,000	295,047
	Danto Corp.	42,000	167,532
	DC Co., Ltd.	33,000	73,488
	Denki Kogyo Co., Ltd.	111,000	426,846
#	Denny’s Japan Co., Ltd.	51,000	992,506
	Densei-Lambda KK	34,584	264,750
	Denyo Co., Ltd.	38,000	230,980
#	Descente, Ltd.	119,000	406,863
* #	Dia Kensetsu Co., Ltd.	141,200	192,880
*	Diamond City Co., Ltd.	2,700	71,488
*	Diamond City Co., Ltd.	1,350	35,744
	Diamond Computer Service Co., Ltd.	37,700	455,495
*	Dijet Industrial Co., Ltd.	34,000	60,184
	DMW Corp.	1,600	70,539
	Doshisha Co., Ltd.	17,200	678,457
#	Doutor Coffee Co., Ltd.	34,200	639,557
	DTS Corp.	21,200	429,563
*	Dydo Drinco Inc.	23,900	679,586
* #	Dynic Corp.	52,000	157,173
	Eagle Industry Co., Ltd.	78,000	455,170
	Echo Trading Co., Ltd.	4,000	43,449
*	Econach Co., Ltd.	26,000	14,224
*	Eco-Tech Construction Co., Ltd.	241,000	0
	Edion Corp.	112,316	1,202,273
	Ehime Bank, Ltd.	232,000	753,385
#	Eighteenth Bank, Ltd.	216,000	988,793
	Eiken Chemical Co., Ltd.	54,000	570,427
	Eikoh, Inc.	12,100	92,475
* #	Eizo Nanao Corp.	32,900	844,410
	Elna Co., Ltd.	34,000	79,472
	Enplas Corp.	31,700	803,011
* #	Enshu, Ltd.	69,000	109,168

	Ensuiko Sugar Refining Co., Ltd.	51,000	97,603
	Exedy Corp.	71,000	1,253,499
*	F.D.C. Products, Inc.	16,390	270,646
*	Fancl Corp.	37,600	1,249,588
* #	FDK Corp.	178,000	467,075
	Fine Sinter Co., Ltd.	31,000	97,720
*	First Baking Co., Ltd.	67,000	108,853
	Foster Electric Co., Ltd.	32,000	282,056
#	FP Corp.	38,800	788,147
	France Bed Holdings Co., Ltd.	356,000	992,628
* #	Fudo Construction Co., Ltd.	232,200	629,720
#	Fuji Co.,Ltd.	49,400	935,440
* #	Fuji Corp, Ltd.	21,000	236,951
	Fuji Kiko Co., Ltd.	71,000	302,542
* #	Fuji Kosan Co., Ltd.	130,000	138,083
	Fuji Kyuko Co., Ltd.	170,000	610,854
* #	Fuji Spinning Co., Ltd., Tokyo	163,000	193,202
*	Fuji Titanium Industry Co., Ltd.	10,000	22,086
	Fujicco Co., Ltd.	46,000	625,756
*	Fujii & Co., Ltd.	44,000	401
*	Fujiko Co., Ltd.	55,000	1,002
	Fujikura Kasei Co., Ltd.	43,000	355,861
#	Fujikura Rubber, Ltd.	34,000	235,650
#	Fujirebio, Inc.	75,000	997,289
*	Fujita Corp.	272,900	274,804
#	Fujita Kanko, Inc.	194,000	729,904
	Fujitec Co., Ltd.	145,000	716,116
*	Fujitsu Access, Ltd.	36,000	179,669
	Fujitsu Business Systems, Ltd.	45,300	572,739
	Fujitsu Devices, Inc.	38,000	443,633
	Fujitsu Fronttec, Ltd.	41,500	382,679
* #	Fujitsu General, Ltd.	161,000	675,269
* #	Fujiya Co., Ltd.	190,000	358,015
	Fukuda Corp.	65,000	293,347
	Fukushima Bank, Ltd.	271,000	425,314
*	Fukusima Industries Corp.	13,500	165,676
*	Fukusuke Corp.	95,000	0
	Fumakilla, Ltd.	37,000	74,806
*	Furukawa Battery Co., Ltd.	45,000	79,527
* #	Furukawa Co., Ltd.	643,000	648,933
	Fuso Lexel Inc.	25,400	160,439
	Fuso Pharmaceutical Industries, Ltd.	157,000	505,104
*	Ga-jo-en Kanko KK	37,000	0
#	Gakken Co., Ltd.	168,000	415,509
*	Generas Corp.	64,000	583
#	Genki Sushi Co., Ltd.	17,200	232,346
	Geostar Corp.	10,000	33,644
	Global-Dining, Inc.	6,200	40,779
#	Godo Steel, Ltd.	242,000	995,094
*	Goldwin, Inc.	76,000	144,655
	Gourmet Kineya Co., Ltd.	31,000	267,466
*	Graphtec Corp.	39,000	58,533

	Gro-BeLS Co., Ltd.	84,000	105,311
* #	GSI Creoss Corp.	90,000	196,542
	Gun-Ei Chemical Industry Co., Ltd.	127,000	371,166
	Hagoromo Foods Corp.	29,000	309,964
	Hakuto Co., Ltd.	36,400	509,380
	Hakuyosha Co., Ltd.	57,000	172,842
	Haltec Corp.	32,000	50,103
*	Hamai Co., Ltd.	22,000	28,639
	Hanshin Sogo Bank, Ltd.	501,000	1,000,223
	Hanwa Co., Ltd.	405,000	1,541,368
	Happinet Corp.	15,000	160,308
	Harashin Co., Ltd.	24,300	196,911
	Harima Chemicals, Inc.	37,000	251,457
	Haruyama Trading Co., Ltd.	21,600	268,781
* #	Hayashikane Sangyo Co., Ltd.	128,000	143,199
*	Hazama Corp.	99,500	213,331
	Heiwado Co., Ltd.	77,000	1,021,967
	Hibiya Engineering, Ltd.	63,000	436,732
	Higashi-Nippon Bank, Ltd.	288,000	752,619
	Hisaka Works, Ltd.	41,000	377,509
	Hitachi Business Solution Co., Ltd.	22,700	159,147
	Hitachi Kiden Kogyo, Ltd.	27,000	109,503
	Hitachi Koki Co., Ltd.	178,000	1,212,868
	Hitachi Kokusai Electric, Inc.	150,000	1,008,495
	Hitachi Medical Corp.	59,000	856,945
	Hitachi Metals Techno, Ltd.	13,000	39,401
*	Hitachi Mobile Co., Ltd.	29,000	206,941
	Hitachi Plant Engineering & Construction Co., Ltd.	177,000	725,775
	Hitachi Powdered Metal Co., Ltd.	46,000	285,738
	Hitachi Tool Engineering, Ltd.	39,000	291,567
	Hitachi Transport System, Ltd.	75,000	585,781
* #	Hitachi Zosen Corp.	774,500	1,140,770
#	Hochiki Corp.	42,000	170,281
* #	Hodogaya Chemical Co., Ltd.	100,000	460,768
* #	Hogy Medical Co., Ltd.	24,000	1,122,292
*	Hohsui Corp.	56,000	65,593
	Hokkai Can Co., Ltd., Tokyo	106,000	261,503
	Hokkaido Coca Cola Bottling Co., Ltd.	64,000	396,459
	Hokkaido Gas Co., Ltd.	87,000	213,825
	Hokko Chemical Industry Co., Ltd.	41,000	141,213
#	Hokuetsu Bank, Ltd.	350,000	663,843
	Hokugin Financial Group, Inc.	464,000	1,160,833
	Hokuriku Electric Industry Co., Ltd.	112,000	302,868
	Hokuriku Electrical Construction Co., Ltd.	36,000	99,689
	Hokuriku Gas Co., Ltd.	64,000	184,850
*	Hokushin Co., Ltd.	39,900	63,972
#	Hokuto Corp.	51,700	861,728
	Homac Corp.	66,500	470,686
	Honshu Chemical Industry Co., Ltd.	7,000	37,566
#	Horiba, Ltd.	54,000	767,234
	Horipro, Inc.	23,400	180,533
*	Hosiden Corp.	102,000	1,182,924

* #	Hosokawa Micron Corp.	40,000	217,228
* #	Howa Machinery, Ltd.	181,000	197,292
*	Ichida and Co., Ltd.	23,400	32,724
	Ichikawa Co., Ltd.	49,000	174,800
*	Ichiken Co., Ltd.	48,000	143,682
#	Ichikoh Industries, Ltd.	141,000	354,900
#	Ichiyoshi Securities Co., Ltd.	87,000	659,951
	Icom, Inc.	23,600	518,444
	Idec Izumi Corp.	54,500	527,649
	Ihara Chemical Industry Co., Ltd.	80,000	184,959
#	Iino Kaiun Kaisha, Ltd.	161,000	864,384
* #	Ikegami Tsushinki Co., Ltd.	102,000	179,266
	i-Logistics Corp.	35,000	66,384
*	Imasen Electric Industrial Co., Ltd.	19,900	179,611
	Impact 21 Co., Ltd.	30,600	660,488
*	Impress Corp.	178	236,562
	Inaba Denki Sangyo Co., Ltd.	40,500	914,810
	Inaba Seisa Kusho Co., Ltd.	28,400	445,257
	Inabata and Co., Ltd., Osaka	95,000	713,405
	Inageya Co., Ltd.	83,000	787,251
	Ines Corp.	80,400	794,800
	I-Net Corp.	18,300	115,596
#	Information Services International-Dentsu, Ltd.	51,800	675,234
*	Intec Communications, Inc.	14,000	65,401
	Intec, Inc.	65,000	474,911
#	Inui Steamship Co., Ltd.	31,000	134,470
	ISE Chemicals Corp.	38,000	134,454
#	Iseki & Co., Ltd.	348,000	867,583
#	Ishihara Sangyo Kaisha, Ltd.	556,000	1,157,231
	Ishii Hyoki Co., Ltd.	8,600	114,895
* #	Ishii Iron Works Co., Ltd.	52,000	64,181
* #	Ishikawa Seisakusho, Ltd.	75,000	92,782
	Ishikawajima Construction Materials Co., Ltd.	18,000	48,932
	Ishikawajima Transport Machinery Co., Ltd.	16,000	40,591
	Ishizuka Glass Co., Ltd.	49,000	101,240
	Itochu Enex Co., Ltd.	149,300	817,503
#	Itochu Shokuh Co., Ltd.	20,700	702,346
	Itoki Crebio Corp.	56,000	160,929
	Iwaki & Co., Ltd.	38,000	91,830
#	Iwasaki Electric Co., Ltd.	110,000	409,331
	Iwatani International Corp.	389,000	923,992
*	Iwatsu Electric Co., Ltd.	145,000	302,153
*	Izuhakone Railway Co., Ltd.	300	37,017
*	Izukyu Corp.	11,700	83,945
#	Izumiya Co., Ltd.	135,000	856,956
* #	Izutsuya Co., Ltd.	123,000	212,759
	Jac Holdings Co., Ltd.	17,300	93,750
	Jaccs Co., Ltd.	207,000	1,112,722
*	Jalux, Inc.	17,900	368,002
	Jamco Corp.	33,000	174,371
* #	Janome Sewing Machine Co., Ltd.	224,000	329,385
	Japan Business Computer Co., Ltd.	34,000	241,041

#	Japan Carlit Co., Ltd.	28,000	179,475
#	Japan Cash Machine Co., Ltd.	31,910	1,268,387
	Japan Digital Laboratory Co., Ltd.	53,900	620,964
	Japan Foundation Engineering Co., Ltd.	49,200	249,898
	Japan Information Processing Service Co., Ltd.	31,800	212,157
#	Japan Kenzai Co., Ltd.	33,440	259,299
	Japan Maintenance Co., Ltd.	27,000	203,179
	Japan Medical Dynamic Marketing Inc.	26,100	300,294
	Japan Oil Transportation Co., Ltd.	45,000	104,876
#	Japan Pulp and Paper Co., Ltd.	229,000	736,527
*	Japan Radio Co., Ltd.	209,000	884,840
	Japan Servo Co., Ltd.	51,000	145,441
	Japan Steel Tower Co., Ltd.	19,000	54,448
	Japan Steel Works, Ltd.	590,000	864,554
#	Japan Storage Battery Co., Ltd.	529,000	1,219,527
#	Japan Transcity Corp.	94,000	317,292
	Japan Vilene Co., Ltd.	101,000	462,617
	Japan Wool Textile Co., Ltd.	138,000	745,226
	Jastec Co., Ltd.	11,600	204,336
	Jeans Mate Corp.	12,740	136,109
#	Jeol, Ltd.	119,000	790,485
* #	JFE Shoji Holdings, Inc.	549,000	1,940,972
*	Jiec Co., Ltd.	87	97,476
	JMS Co., Ltd.	49,000	144,984
	Joban Kosan Co., Ltd.	101,000	152,161
#	J-Oil Mills, Inc.	274,000	1,079,559
	Joint Corp.	24,900	445,717
#	Joshin Denki Co., Ltd.	98,000	279,996
	Jsp Corp.	42,300	546,975
	Juel Verite Ohkubo Co., Ltd	24,000	60,282
* #	Jujiya Co., Ltd.	321,000	308,434
* #	Juki Corp.	153,000	485,639
*	Jyomo Co., Ltd.	48,000	145,926
	K.R.S. Corp.	17,000	269,753
	Kabuki-Za Co., Ltd.	16,000	609,589
#	Kadokawa Holdings, Inc.	27,000	1,089,658
#	Kaga Electronics Co., Ltd.	38,400	673,751
	Kagawa Bank, Ltd.	126,350	573,425
#	Kagome Co., Ltd.	117,400	1,118,403
#	Kahma Co., Ltd.	51,400	625,241
#	Kaken Pharmaceutical Co., Ltd.	155,000	944,053
*	Kakuei (L.) Corp.	100,000	911
* #	Kamagai Gumi Co., Ltd.	87,800	171,178
	Kameda Seika Co., Ltd.	33,000	259,765
	Kamei Corp.	59,000	483,740
	Kanaden Corp.	55,000	276,625
	Kanagawa Chuo Kotsu Co., Ltd.	100,000	574,515
	Kanamoto Co., Ltd.	43,000	228,539
* #	Kanebo, Ltd.	723,000	675,738
* #	Kanematsu Corp.	534,500	773,353
	Kanematsu Electronics, Ltd.	45,500	476,928
* #	Kanematsu-NNK Corp.	60,000	148,300

	Kanto Auto Works, Ltd., Yokosuka	105,600	1,205,278
	Kanto Denka Kogyo Co., Ltd.	83,000	382,904
	Kanto Natural Gas Development Co., Ltd.	104,000	576,041
* #	Kanto Tsukuba Bank, Ltd.	45,500	268,413
	Kasai Kogyo Co., Ltd.	59,000	195,927
	Kasei (C.I.) Co., Ltd.	46,000	167,856
#	Kasumi Co., Ltd.	132,000	808,750
	Katakura Chikkarin Co., Ltd.	27,000	77,717
	Katakura Industries Co., Ltd.	55,000	537,704
#	Kato Sangyo Co., Ltd.	60,300	937,277
#	Kato Works Co., Ltd.	82,000	156,543
*	Katsumura Construction Co., Ltd.	48,600	51,245
	Kawada Industries, Inc.	76,000	231,666
* #	Kawai Musical Instruments Manufacturing Co., Ltd.	99,000	133,970
*	Kawamoto Corp.	4,000	22,914
*	Kawasaki Kasei Chemicals, Ltd.	36,000	46,641
	Kawashima Textile Manufacturers, Ltd.	126,000	171,658
	Kawasho Gecoss Corp.	57,900	250,367
	Kawasumi Laboratories, Inc.	26,000	185,339
	Kawatetsu Systems, Inc.	112	154,767
	Kayaba Industry Co., Ltd.	290,000	984,579
*	Keihanshin Real Estate Co., Ltd.	62,000	278,985
#	Keihin Co., Ltd.	100,000	183,013
*	Keihin Corp.	22,300	325,232
	Keiiyu Co., Ltd.	15,000	186,346
*	Keiyo Bank, Ltd.	375,000	1,056,685
	Keiyo Co., Ltd.	139,900	563,409
#	Kentucky Fried Chicken Japan, Ltd.	55,000	1,023,525
*	Kenwood Corp.	470,000	1,015,293
#	Key Coffee, Inc.	33,000	446,037
#	Kibun Food Chemifa Co., Ltd.	42,000	839,190
*	Kimmon Manufacturing Co., Ltd.	41,000	45,953
*	Kimura Chemical Plants Co., Ltd.	27,000	37,522
	Kinki Coca-Cola Bottling Co., Ltd.	97,000	852,938
*	Kinki Nippon Tourist Co., Ltd.	133,000	337,383
	Kinki Sharyo Co., Ltd., Nagaokakyo	101,000	284,216
*	Kinsho Corp.	21,000	72,050
	Kinugawa Rubber Industrial Co., Ltd.	107,000	219,472
	Kioritz Corp.	96,000	207,030
*	Kirindo Co., Ltd.	10,300	105,373
	Kishu Paper Co., Ltd.	125,000	211,852
#	Kisoji Co., Ltd.	34,400	498,225
#	Kitagawa Iron Works Co., Ltd.	124,000	222,721
	Kita-Nippon Bank, Ltd.	13,006	610,610
	Kitano Construction Corp.	124,000	239,869
	Kitazawa Sangyo Co., Ltd.	17,500	42,598
#	Kitz Corp.	234,000	1,242,041
	Kiyo Bank, Ltd.	554,000	1,079,063
	Koa Corp.	67,300	540,288
	Koatsu Gas Kogyo Co., Ltd.	78,000	265,222
	Kobayashi Yoko Co., Ltd.	16,900	346,863
	Kodensha Co., Ltd.	14,000	43,315

#	Koekisha Co., Ltd.	9,600	209,440
	Kohnan Shoji Co., Ltd.	33,100	567,494
#	Kohsoku Corp.	24,000	294,236
	Koike Sanso Kogyo Co., Ltd.	71,000	157,877
	Koito Industries, Ltd.	66,000	283,580
#	Kojima Co., Ltd.	61,800	689,517
*	Kokune Corp.	42,000	383
*	Kokusai Kogyo Co., Ltd.	60,000	176,937
	Komai Tekko, Inc.	53,000	139,339
#	Komatsu Electronics Metals Co., Ltd.	46,800	487,118
	Komatsu Seiren Co., Ltd.	60,000	317,794
	Komatsu Wall Industry Co., Ltd.	17,300	309,927
	Konaka Co., Ltd.	32,000	374,020
#	Konami Sports Corp.	43,800	872,917
	Kondotec, Inc.	18,500	97,864
	Konishi Co., Ltd.	28,000	276,785
	Kosaido Co., Ltd.	34,000	275,053
#	Kosei Securities Co., Ltd.	137,000	272,277
* #	Kubotek Corp.	189	266,417
	Kumiai Chemical Industry Co., Ltd., Tokyo	119,000	255,772
	Kurabo Industries, Ltd.	372,000	734,471
	Kureha Chemical Industry Co., Ltd.	306,000	1,218,981
	Kurimoto, Ltd.	202,000	433,760
	Kuroda Electric Co., Ltd.	31,200	1,243,753
	Kurosaki Harima Corp.	125,000	228,693
#	Kyoden Co., Ltd.	79,000	870,077
	Kyodo Printing Co., Ltd.	152,000	567,511
#	Kyodo Shiryo Co., Ltd.	145,000	160,425
	Kyoei Sangyo Co., Ltd.	44,000	143,616
#	Kyoei Tanker Co., Ltd.	53,000	134,724
	Kyokuto Boeki Kaisha, Ltd.	36,000	103,131
	Kyokuto Kaihatsu Kogyo Co., Ltd.	44,800	535,697
	Kyokuyo Co., Ltd.	167,000	290,992
#	Kyoritsu Maintenance Co., Ltd.	15,400	342,722
	Kyosan Electric Manufacturing Co., Ltd.	97,000	331,139
	Kyoto Kimono Yuzen Co., Ltd.	128	284,163
	Kyowa Electronic Instruments Co., Ltd.	30,000	84,913
	Kyowa Exeo Corp.	185,000	1,284,120
	Kyowa Leather Cloth Co., Ltd.	32,000	190,828
	Kyudenko Corp.	140,000	652,571
	Kyushu-Shinwa Holdings, Inc.	487,000	887,253
#	Laox Co., Ltd.	54,000	116,962
#	Life Corp.	75,400	962,228
*	Link Consulting Associates - Japan Corp.	24,300	148,931
*	Lonseal Corp.	69,000	58,704
*	Look, Inc.	50,000	229,809
	Macnica, Inc.	28,400	738,470
	Maeda Corp.	272,000	1,186,326
	Maeda Road Construction Co., Ltd.	155,000	1,068,736
	Maezawa Industries, Inc.	27,700	150,075
	Maezawa Kaisei Industries Co., Ltd.	22,300	357,665
	Maezawa Kyuso Industries Co., Ltd.	25,400	327,656

*	Magara Construction Co., Ltd.	61,000	63,259
#	Makino Milling Machine Co., Ltd.	149,000	836,063
*	Mamiya-Op Co., Ltd.	58,000	78,045
	Marche Corp.	10,700	116,573
#	Mars Engineering Corp.	22,200	882,244
*	Mars Engineering Corp.	22,200	758,577
	Marubeni Construction Material Lease Co., Ltd.	54,000	95,267
* #	Marubeni Telecom Co., Ltd.	117	134,675
	Marubun Corp.	44,600	341,470
	Marudai Food Co., Ltd.	189,000	374,502
*	Maruei Department Store Co., Ltd.	72,000	139,603
	Maruetsu, Inc.	114,000	548,433
	Maruha Group, Inc.	477,000	812,784
* #	Maruishi Holdings Co., Ltd.	214,000	1,950
	Marusan Securities Co., Ltd.	106,000	609,527
	Maruwa Co., Ltd.	17,500	277,615
	Maruwn Corp.	44,000	117,598
	Maruya Co., Ltd.	14,000	108,697
	Maruyama Manufacturing Co., Inc.	73,000	119,192
* #	Maruzen Co., Ltd.	179,000	471,633
	Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment	30,000	180,015
	Maruzen Showa Unyu Co., Ltd.	156,000	478,362
	Maspro Denkoh Corp.	32,300	347,682
	Matsuda Sangyo Co., Ltd.	34,500	283,438
	Matsui Construction Co., Ltd.	40,000	141,477
*	Matsuo Bridge Co., Ltd.	37,000	92,928
#	Matsuya Co., Ltd.	84,000	382,536
	Matsuya Foods Co., Ltd.	30,300	659,326
#	Matsuzakaya Co., Ltd.	243,077	973,134
	Max Co., Ltd.	84,000	897,210
*	Maxvalu Tohok Co., Ltd.	12,900	111,483
*	MEC Co., Ltd.	13,700	214,089
#	Megachips Corp.	39,100	445,998
	Meidensha Corp.	378,050	755,731
* #	Meiji Machine Co., Ltd.	90,000	151,839
	Meiji Shipping Co., Ltd.	47,000	174,274
	Meisei Industrial Co., Ltd.	29,000	98,659
#	Meito Sangyo Co., Ltd.	41,700	743,993
	Meito Transportation Co., Ltd.	22,000	188,566
	Meiwa Estate Co., Ltd.	36,900	394,705
	Meiwa Industry Co., Ltd.	15,000	45,471
*	Meiwa Trading Co., Ltd.	55,000	114,567
	Melco Holdings, Inc.	9,000	180,194
#	Mercian Corp.	235,000	567,568
	Michinoku Bank, Ltd.	82,000	441,791
	Mikuni Coca-Cola Bottling Co., Ltd.	82,000	778,373
	Milbon Co., Ltd.	14,900	407,991
#	Mimasu Semiconductor Industry Co., Ltd.	33,200	437,233
	Ministop Co., Ltd.	45,500	762,262
	Mirai Group Co., Ltd.	49,000	87,661
	Miroku Jyoho Service Co., Ltd.	22,500	203,688

* #	Misawa Homes Holdings, Inc.	312,900	1,002,651
#	Misawa Resort Co., Ltd.	90,000	247,786
	Mito Securities Co., Ltd.	113,000	352,308
#	Mitsuba Corp.	69,690	472,518
*	Mitsubishi Cable Industries, Ltd.	277,000	317,139
*	Mitsubishi Kakoki Kaisha, Ltd.	117,000	173,133
#	Mitsubishi Paper Mills, Ltd.	505,000	742,204
	Mitsubishi Pencil Co., Ltd.	61,000	445,557
#	Mitsubishi Plastics, Inc.	333,000	891,903
	Mitsubishi Shindoh Co., Ltd.	82,000	172,559
	Mitsubishi Steel Manufacturing Co., Ltd.	253,000	337,066
	Mitsuboshi Belting, Ltd.	153,000	634,196
	Mitsui High-Tec, Inc.	68,400	819,692
	Mitsui Home Co., Ltd.	97,000	524,072
	Mitsui Knowledge Industry Co., Ltd.	20,100	183,342
* #	Mitsui Matsushima Co., Ltd.	90,000	182,037
*	Mitsui Mining Co., Ltd.	222,500	348,717
	Mitsui Sugar Co., Ltd.	145,000	347,564
	Mitsui-Soko Co., Ltd.	221,000	665,348
	Mitsumi Electric Co., Ltd.	107,200	1,115,287
#	Mitsumura Printing Co., Ltd.	49,000	286,644
	Mitsuuroko Co., Ltd.	107,000	696,798
	Miura Co., Ltd.	66,400	1,078,496
	Miura Printing Corp.	16,000	53,699
	Miyaji Engineering Group	90,000	150,011
	Miyazaki Bank, Ltd.	275,000	1,044,433
#	Miyoshi Oil & Fat Co., Ltd.	120,000	233,049
	Miyuki Keori Co., Ltd.	50,000	186,009
	Mizuno Corp.	205,000	869,000
*	Mochida Pharmaceutical Co., Ltd.	12,000	74,608
*	Momiji Holdings, Inc.	340	597,337
	Mori Seiki Co., Ltd.	140,600	1,118,196
#	Morinaga & Co., Ltd.	419,000	878,959
* #	Morishita Jinton Co., Ltd.	32,800	146,123
	Morita Corp.	74,000	415,915
#	Moritex Corp.	15,000	132,625
	Morozoff, Ltd., Osaka	50,000	92,714
	Mory Industries, Inc.	66,000	189,311
	Mos Food Services, Inc.	47,000	577,510
	Moshi Moshi Hotline, Inc.	8,700	662,003
#	MR Max Corp.	56,300	193,829
*	Mutoh Industries, Ltd.	78,000	178,400
	Mutow Co., Ltd.	38,000	196,715
	Myojo Foods Co., Ltd.	67,000	465,342
*	Mystar Engineering Corp.	15,600	91,005
	Nabtesco Corp.	210,000	1,063,651
#	NAC Co., Ltd.	13,000	132,468
#	Nachi-Fujikoshi Corp.	433,000	1,289,645
	Nagano Bank, Ltd.	131,000	394,633
*	Nagano Japan Radio Co., Ltd.	27,000	41,161
	Nagatanien Co., Ltd.	56,000	430,304
* #	Naigai Co., Ltd.	109,000	100,082

	Nakabayashi Co., Ltd.	76,000	133,516
#	Nakamuraya Co., Ltd.	85,000	275,262
*	Nakano Corp.	49,000	107,528
#	Nakayama Steel Works, Ltd.	186,000	755,558
	Nakayo Telecommunications, Inc.	36,000	151,438
#	NEC Infrontia Corp.	196,000	568,327
*	NEC Mobiling, Ltd.	20,000	531,065
	NEC System Integration & Construction, Ltd.	65,000	547,369
#	NEC Tokin Corp.	180,000	818,534
#	Neturen Co., Ltd., Tokyo	66,000	385,080
	New Japan Radio Co., Ltd.	62,000	565,566
	New Real Property KK	43,900	0
	Nichia Steel Works, Ltd.	67,900	251,195
#	Nichias Corp.	237,000	838,306
	Nichiban Co., Ltd.	58,000	188,585
*	Nichiboshin, Ltd.	1,190	1,084
	Nichiha Corp.	64,980	1,021,152
	Nichimo Co., Ltd.	54,000	104,271
*	Nichimo Corp.	85,000	77,288
	Nichireki Co., Ltd.	44,000	161,666
	Nichiro Corp.	289,000	413,250
#	Nidec Tosok Corp.	24,500	429,977
	Nihon Dempa Kogyo Co., Ltd.	32,100	699,829
	Nihon Eslead Corp.	19,440	418,695
#	Nihon Inter Electronics Corp.	54,000	591,178
	Nihon Kagaku Sangyo Co., Ltd.	32,000	164,321
*	Nihon Kentetsu Co., Ltd.	27,000	56,550
	Nihon Kohden Corp.	85,000	984,110
	Nihon Matai Co., Ltd.	50,000	101,965
	Nihon Nohyaku Co., Ltd.	103,000	182,799
#	Nihon Parkerizing Co., Ltd.	105,000	738,045
	Nihon Seiko Co., Ltd.	11,000	33,369
	Nihon Shokuh Kako Co., Ltd.	40,000	90,291
*	Nihon Spindle Manufacturing Co., Ltd.	56,000	86,316
	Nihon Tokushu Toryo Co., Ltd.	35,000	213,139
	Nihon Unisys, Ltd.	125,100	993,590
*	Niitaka Co., Ltd.	6,600	89,990
	Nikken Chemicals Co., Ltd.	96,000	305,795
	Nikkiso Co., Ltd.	107,000	456,301
	Nikko Co., Ltd., Akashi	52,000	155,461
	Nikko Travel Co., Ltd.	6,100	38,596
*	Nikko Travel Co., Ltd.	6,100	38,596
*	Nippei Toyama Corp.	80,000	156,528
	Nippo Corp.	171,000	1,006,597
*	Nippon Avionics Co., Ltd.	40,000	121,442
	Nippon Beet Sugar Manufacturing Co., Ltd.	243,000	450,682
* #	Nippon Carbide Industries Co., Inc., Tokyo	101,000	160,065
#	Nippon Carbon Co., Ltd.	177,000	287,455
#	Nippon Ceramic Co., Ltd.	37,000	484,009
	Nippon Chemical Industrial Co., Ltd.	143,000	552,045
	Nippon Chemi-Con Corp.	197,000	978,969
*	Nippon Chemiphar Co., Ltd.	49,000	232,261

	Nippon Chutetsukan KK	44,000	82,795
	Nippon Concrete Industries Co., Ltd.	65,000	126,777
*	Nippon Conveyor Co., Ltd.	43,000	42,065
#	Nippon Denko Co., Ltd.	159,000	675,434
	Nippon Densetsu Kogyo Co., Ltd.	93,000	448,649
	Nippon Denwa Shisetu Co., Ltd.	104,000	342,353
	Nippon Felt Co., Ltd.	28,000	107,718
	Nippon Fine Chemical Co., Ltd.	40,000	163,894
	Nippon Flour Mills Co., Ltd.	249,000	1,118,027
*	Nippon Foil Mfg., Co., Ltd.	21,000	45,081
	Nippon Formula Feed Manufacturing Co., Ltd.	100,000	155,513
	Nippon Gas Co., Ltd.	62,000	408,824
	Nippon Hume Corp.	43,000	97,721
*	Nippon Jogesuido Sekkei Co., Ltd.	26	38,374
#	Nippon Kanzai Co., Ltd.	32,700	507,086
* #	Nippon Kasei Chemical Co., Ltd.	154,000	201,662
*	Nippon Kinzoku Co., Ltd.	93,000	170,198
#	Nippon Koei Co., Ltd., Tokyo	137,000	329,387
	Nippon Konpo Unyu Soko Co., Ltd.	115,000	1,209,869
* #	Nippon Koshuha Steel Co., Ltd.	221,000	303,826
* #	Nippon Metal Industry Co., Ltd.	278,000	443,081
	Nippon Pigment Co., Ltd.	11,000	31,332
	Nippon Pillar Packing Co., Ltd.	33,000	230,437
	Nippon Piston Ring Co., Ltd.	133,000	244,646
	Nippon Road Co., Ltd.	147,000	276,238
#	Nippon Seiki Co., Ltd.	85,000	808,109
	Nippon Seisen Co., Ltd.	39,000	144,633
#	Nippon Sharyo, Ltd.	233,000	590,596
	Nippon Shinyaku Co., Ltd.	111,000	737,006
	Nippon Signal Co., Ltd.	109,000	612,595
#	Nippon Soda Co., Ltd.	215,000	612,728
	Nippon Steel Corp.	128,115	294,393
	Nippon Suisan Kaisha, Ltd.	429,000	1,189,020
	Nippon Synthetic Chemical Industry Co., Ltd.	152,000	334,135
	Nippon System Development Co., Ltd.	40,600	729,059
	Nippon Systemware Co., Ltd.	20,000	146,593
	Nippon Thompson Co., Ltd.	117,000	741,877
	Nippon Tungsten Co., Ltd.	44,000	102,371
	Nippon Valqua Industries, Ltd.	119,000	275,701
*	Nippon Yakin Kogyo Co., Ltd.	117,500	445,374
	Nippon Yusoki Co., Ltd.	49,000	166,234
#	Nishimatsu Construction Co., Ltd.	238,000	757,376
	Nishishiba Electric Co., Ltd.	28,000	45,283
* #	Nissan Diesel Motor Co., Ltd.	378,000	1,044,959
*	Nissei Corp.	46,000	513,013
	Nissei Plastic Industrial Co., Ltd.	35,000	233,596
*	Nisseki House Industry Co., Ltd.	260,000	2,369
#	Nissha Printing Co., Ltd.	81,000	1,180,165
#	Nisshin Fire & Marine Insurance Co., Ltd.	293,000	980,329
	Nisshin Fudosan Co., Ltd.	25,900	267,734
	Nissho Electronics Corp.	49,900	390,586
* #	Nissho Iwai-Nichmen Holdings Corp.	347,100	1,269,165

	Nissin Co., Ltd.	413,200	1,868,958
	Nissin Corp.	150,000	351,965
	Nissin Electric Co., Ltd.	162,000	474,108
	Nissin Kogyo Co., Ltd.	33,800	923,244
	Nissin Sugar Manufacturing Co., Ltd.	74,000	135,067
	Nissui Pharmaceutical Co., Ltd.	34,000	201,532
	Nitchitsu Co., Ltd.	14,000	25,904
	Nitta Corp.	46,400	759,998
	Nittan Valve Co., Ltd.	58,000	359,458
	Nittetsu Mining Co., Ltd.	132,000	487,592
	Nitto Boseki Co., Ltd.	364,000	735,079
	Nitto Electric Works, Ltd.	72,100	620,008
*	Nitto FC Co., Ltd.	41,000	266,984
	Nitto Flour Milling Co., Ltd.	54,000	152,143
	Nitto Kohki Co., Ltd.	36,000	699,531
	Nitto Seiko Co., Ltd.	56,000	144,785
#	Nitto Seimo Co., Ltd.	32,000	72,107
* #	Nittoc Construction Co., Ltd.	61,000	113,878
#	NIWS Co., Ltd.	377	1,100,389
	Noda Corp.	12,500	84,022
	NOF Corp.	302,000	1,114,333
	Nohmi Bosai, Ltd.	59,000	299,470
	Nomura Co., Ltd.	61,000	369,996
	Noritake Co., Ltd.	320,000	1,290,392
	Noritsu Koki Co., Ltd.	34,800	744,783
	Noritz Corp.	75,900	1,145,180
	Nosan Corp.	201,000	369,339
	Obayashi Road Corp.	65,000	122,796
	Odakyu Construction Co., Ltd.	29,000	73,370
	Odakyu Real Estate Co., Ltd.	58,000	140,147
	Oenon Holdings, Inc.	74,000	196,764
*	Ohki Corp.	73,000	665
*	Ohmori Co., Ltd.	18,400	13,667
	Oie Sangyo Co., Ltd.	13,200	104,768
	Oiles Corp.	32,500	718,305
	Oita Bank, Ltd.	156,000	754,985
	Okabe Co., Ltd.	29,000	112,559
#	Okamoto Industries, Inc.	212,000	579,215
*	Okamoto Machine Tool Works, Ltd.	75,000	190,078
	Okamura Corp.	150,000	1,054,915
	Okaya Electric Industries Co., Ltd.	32,000	96,667
	Oki Electric Cable Co., Ltd.	56,000	107,683
	Okinawa Electric Power Co., Ltd.	22,900	989,358
*	OKK Corp.	101,000	206,429
*	Okuma and Howa Machinery, Ltd.	69,000	130,641
* #	Okuma Corp.	209,000	666,539
	Okura Industrial Co., Ltd.	96,000	574,742
	Okuwa Co., Ltd.	73,000	903,062
	Olympic Corp.	36,100	453,635
	O-M, Ltd.	46,000	70,492
*	Omikenshi Co., Ltd.	78,000	75,599
	Ono Sokki Co., Ltd.	43,000	267,972

*	Onoken Co., Ltd.	26,000	342,821
#	Organo Corp.	101,000	544,636
*	Orient Watch Co., Ltd.	12,000	4,483
	Oriental Construction Co., Ltd.	39,000	191,338
#	Oriental Yeast Co., Ltd.	52,000	412,283
#	Origin Electric Co., Ltd.	54,000	274,976
	Osaka Securities Finance Co., Ltd.	54,000	151,515
#	Osaka Steel Co., Ltd.	72,200	953,358
#	Osaki Electric Co., Ltd.	56,000	269,660
	Oyo Corp.	45,800	420,059
	P.S. Mitsubishi Construction Co., Ltd.	46,500	187,159
	Pacific Industrial Co., Ltd.	86,000	460,869
* #	Pacific Metals Co., Ltd.	253,000	1,056,768
*	Paramount Bed Co., Ltd.	43,000	1,057,426
	Parco Co., Ltd.	124,000	738,979
*	Pasco Corp.	111,500	297,568
#	Patlite Corp.	13,440	236,768
	PCA Corp.	12,000	159,325
* #	Penta-Ocean Construction Co., Ltd.	574,000	995,593
#	Pentax Corp.	180,000	698,059
	Petrolub International Co., Ltd.	24,800	128,046
* #	PIA Corp.	11,200	246,127
	Pigeon Corp.	37,000	569,359
	Pilot Corp.	65	205,643
#	Piolax, Inc.	19,600	372,613
	Pocket Card Co., Ltd.	41,000	625,968
	Pokka Corp.	48,000	213,520
	Poplar Co., Ltd.	13,560	181,094
	Posful Corp.	36,900	227,253
* #	Press Kogyo Co., Ltd.	162,000	500,562
* #	Prima Meat Packers, Ltd.	355,000	389,493
	Pulstec Industrial Co., Ltd.	21,200	126,641
	Q’Sai Co., Ltd.	51,600	501,812
	Raito Kogyo Co., Ltd.	84,900	365,279
	Rasa Industries, Ltd.	119,000	284,641
* #	Renown D’urban Holdings, Inc.	53,880	822,352
#	Resorttrust Inc.	42,600	1,257,558
	Rheon Automatic Machinery Co., Ltd.	40,000	121,127
	Rhythm Watch Co., Ltd.	344,000	648,356
	Ricoh Elemex Corp.	35,000	180,154
	Ricoh Leasing Co., Ltd.	43,300	1,111,617
#	Right On Co., Ltd.	34,100	958,332
	Rikei Corp.	22,500	56,791
	Riken Corp.	193,000	786,792
	Riken Keiki Co., Ltd.	33,000	193,132
	Riken Technos Corp.	93,000	383,426
	Riken Vitamin Co., Ltd.	37,000	756,586
#	Ringer Hut Co., Ltd.	38,300	402,285
	Rion Co., Ltd.	5,000	25,166
#	Rock Field Co., Ltd.	25,300	359,675
#	Rohto Pharmaceutical Co., Ltd.	83,000	886,871
	Roland Corp.	40,600	631,534

#	Roland DG Corp.	11,600	565,239
#	Royal Co., Ltd.	71,000	840,627
	Ryobi, Ltd.	265,000	1,024,582
	Ryoden Trading Co., Ltd.	70,000	409,463
	Ryosan Co., Ltd.	51,800	1,182,988
	Ryoyo Electro Corp.	48,400	661,357
	S Foods, Inc.	28,000	208,601
* #	S Science Co., Ltd.	285,000	85,927
#	S.T. Chemical Co., Ltd.	48,000	616,969
* #	Saeki Kensetsu Kogyo Co., Ltd.	71,000	76,200
#	Sagami Chain Co., Ltd.	37,000	320,821
	Sagami Co., Ltd.	51,000	177,982
	Sagami Rubber Industries Co., Ltd.	15,000	41,752
* #	Saibu Gas Co., Ltd.	525,000	1,026,375
*	Sailor Pen Co., Ltd.	74,000	171,537
#	Saizeriya Co., Ltd.	78,100	1,224,851
	Sakai Chemical Industry Co., Ltd.	162,000	700,178
	Sakai Heavy Industries, Ltd.	60,000	138,256
* #	Sakai Ovex Co., Ltd.	85,000	149,131
	Sakata Inx Corp.	92,000	466,021
	Sakata Seed Corp.	78,900	997,704
*	Sakurada Co., Ltd.	38,000	46,485
	Sala Corp.	56,000	251,991
	San-Ai Oil Co., Ltd.	134,000	494,476
#	Sanix, Inc.	65,000	452,543
	Sankei Building Co., Ltd.	79,000	395,193
	Sanki Engineering Co., Ltd.	120,000	802,304
	Sanko Co., Ltd.	12,000	78,770
	Sanko Metal Industrial Co., Ltd., Tokyo	54,000	98,064
	Sankyo Seiko Co., Ltd.	86,000	397,900
#	Sankyu, Inc., Tokyo	415,000	1,092,711
	Sanoh Industrial Co., Ltd.	53,000	325,537
	Sanrio Co., Ltd.	97,500	1,062,528
	Sanritsu Corp.	5,400	41,809
	Sanshin Electronics Co., Ltd.	57,000	415,166
*	Sanyo Chemical Industries, Ltd.	175,000	1,169,705
#	Sanyo Denki Co., Ltd.	95,000	472,511
#	Sanyo Electric Credit Co., Ltd.	49,400	940,337
	Sanyo Engineering & Construction, Inc.	34,000	133,083
	Sanyo Industries, Ltd., Tokyo	48,000	115,050
	Sanyo Shokai, Ltd.	199,000	1,214,805
	Sanyo Special Steel Co., Ltd.	283,000	539,883
* #	Sasebo Heavy Industries Co., Ltd., Tokyo	228,000	304,603
*	Sata Construction Co., Ltd., Gumma	61,000	61,762
*	Sato Corp.	51,500	1,284,746
	Sato Shoji Corp.	31,000	201,325
	Satori Electric Co., Ltd.	24,480	328,992
	Sawafugji Electric Co., Ltd.	31,000	83,406
*	Secom Joshinetsu Co., Ltd.	18,700	346,332
	Secom Techno Service Co., Ltd.	19,500	679,890
*	Seibu Electric Industry Co., Ltd.	31,000	127,590
#	Seijo Corp.	17,400	251,414

	Seika Corp.	145,000	239,105
*	Seikitokyu Kogyo Co., Ltd.	86,000	84,897
#	Seiko Corp.	180,407	1,129,196
#	Seiren Co., Ltd.	92,000	624,122
	Sekisui Jushi Co., Ltd.	73,000	446,705
	Sekisui Plastics Co., Ltd.	145,000	423,504
	Sekiwa Real Eastate, Ltd.	36,000	429,941
	Sekiwa Real Estate Chubu, Ltd.	17,000	97,768
	Sekonic Corp.	17,000	39,765
	Senko Co., Ltd.	205,000	745,040
*	Senshu Electric Co., Ltd.	13,500	200,384
	Senshukai Co., Ltd.	75,000	658,913
	Shaddy Co., Ltd.	32,200	371,306
#	Shibaura Mechatronics Corp.	79,000	472,269
	Shibusawa Warehouse Co., Ltd.	115,000	275,594
	Shibuya Kogyo Co., Ltd.	54,000	440,988
*	Shikibo, Ltd.	155,000	184,749
	Shikoku Chemicals Corp.	89,000	324,541
	Shikoku Coca-Cola Bottling Co., Ltd.	37,000	430,456
	Shimizu Bank, Ltd.	15,500	713,255
	Shin Nippon Air Technologies Co., Ltd.	35,380	239,745
	Shinagawa Refractories Co., Ltd.	104,000	240,863
*	Shindengen Electric Manufacturing Co., Ltd.	129,000	412,987
	Shin-Etsu Polymer Co., Ltd.	124,000	715,522
	Shinkawa, Ltd.	30,200	550,434
	Shin-Keisei Electric Railway Co., Ltd.	97,000	337,561
	Shinki Co., Ltd.	64,300	524,333
#	Shinko Electric Co., Ltd.	257,000	689,919
	Shinko Plantech Co., Ltd.	27,000	32,182
	Shinko Shoji Co., Ltd.	29,000	217,524
	Shin-Kobe Electric Machinery Co., Ltd.	71,000	333,015
	Shinmaywa Industries, Ltd.	203,000	791,095
#	Shinsho Corp.	110,000	218,944
#	Shinwa Kaiun Kaisha, Ltd.	257,000	784,659
	Shinyei Kaisha	54,000	121,530
	Shiraishi Corp.	25,000	39,360
	Shiroki Co., Ltd.	132,000	341,297
	Shizuki Electric Co., Inc.	47,000	111,987
	Shizuokagas Co., Ltd.	100,000	400,787
*	Sho-Bond Corp.	46,200	295,730
	Shobunsha Publications, Inc.	25,000	347,298
* #	Shochiku Co., Ltd.	165,000	974,496
#	Shoei Co., Ltd.	28,800	427,194
	Shoei Foods Corp.	26,000	147,483
#	Shoko Co., Ltd.	156,000	224,072
	Shokusan Bank, Ltd.	98,000	340,179
	Showa Aircraft Industry Co., Ltd.	47,000	304,072
	Showa Corp.	39,500	497,821
	Showa Electric Wire & Cable Co., Ltd., Kawasaki	329,000	435,252
	Showa Highpolymer Co., Ltd.	86,000	245,780
	Showa Mining Co., Ltd.	66,000	100,893
	Showa Sangyo Co., Ltd.	282,000	664,819

	Showa Tansan Co., Ltd.	31,000	100,929
#	Siix Corp.	9,000	165,993
	Silver Ox Inc.	30,000	66,749
* #	Silver Seiko, Ltd.	228,000	99,690
	Simree Co., Ltd.	11,700	52,955
	Sinanen Co., Ltd.	160,000	801,392
	Sintokogio, Ltd., Nagoya	89,000	462,598
*	SK Japan Co., Ltd.	7,500	92,342
	SMK Corp.	127,000	583,593
* #	Snow Brand Milk Products Co., Ltd.	332,500	999,834
	Snow Brand Seed Co., Ltd.	30,000	117,528
	SNT Corp.	31,000	155,959
	Soda Nikka Co., Ltd.	35,000	94,636
#	Sodick Co., Ltd.	69,000	463,837
*	Sofmap Co., Ltd.	9,300	49,456
	Software Research Associates, Inc.	6,200	71,155
	Sogo Medical Co., Ltd.	8,800	142,431
*	Sokkisha Co., Ltd.	40,000	102,502
	Somar Corp.	22,000	68,733
	Sonton Food Industry Co., Ltd.	27,000	253,723
#	Sorun Corp.	41,000	243,649
#	Sotetsu Rosen Co., Ltd.	44,000	257,145
	Sotoh Co., Ltd.	12,000	196,784
	Space Co., Ltd.	22,380	216,219
* #	SPC Electronics Corp.	29,000	107,880
	SPK Corp.	7,800	111,303
	SRL, Inc.	66,900	666,879
	SS Pharmaceutical Co., Ltd., Tokyo	166,000	1,080,870
	Star Micronics Co., Ltd.	89,000	708,854
	Starzen Corp.	126,000	278,389
#	Stella Chemifa Corp.	17,500	288,732
	Subaru Enterprise Co., Ltd.	36,000	110,922
	Sugi Pharmacy Co., Ltd.	9,200	296,448
*	Sugimoto & Co., Ltd.	13,500	147,801
#	Sumida Corp.	26,290	678,469
	Suminoe Textile Co., Ltd.	122,000	251,324
* #	Sumitomo Coal Mining Co., Ltd.	239,500	283,170
	Sumitomo Densetsu Co., Ltd.	50,700	203,218
	Sumitomo Electric Industries, Ltd.	58,962	540,623
#	Sumitomo Light Metal Industries, Ltd.	493,000	823,447
* #	Sumitomo Mitsui Construction Co., Ltd.	413,600	412,109
	Sumitomo Pipe & Tube Co., Ltd.	52,000	146,245
	Sumitomo Precision Products Co., Ltd., Amagasaki City	84,000	264,730
#	Sumitomo Seika Chemicals Co., Ltd.	102,000	272,356
*	Sumitomo Titanium Corp.	12,500	425,126
#	Sumitomo Warehouse Co., Ltd.	235,000	984,512
	Sun Wave Corp.	80,000	335,705
	Sundrug Co., Ltd.	3,200	174,851
	SunTelephone Co., Ltd.	55,000	340,521
#	Suruga Corp.	15,400	278,889
* #	Suzutan Co., Ltd.	13,200	114,412
	SXL Corp.	129,000	243,543

	Sysmex Corp.	39,800	1,395,108
#	T.Hasegawa Co., Ltd.	63,700	910,351
#	Tabai Espec Corp.	34,000	372,508
	Tachihi Enterprise Co., Ltd.	18,500	807,767
	Tachikawa Corp.	25,100	152,972
	Tachi-S Co., Ltd.	42,100	535,366
	Tadano, Ltd.	201,000	894,945
	Taihei Dengyo Kaisha, Ltd.	70,000	281,799
* #	Taihei Kogyo Co., Ltd.	114,000	177,426
*	Taiheiyo Kouhatsu, Inc.	90,000	101,608
	Taiho Kogyo Co., Ltd.	35,600	330,209
	Taikisha, Ltd.	97,000	1,449,513
*	Taisei Lamick Co., Ltd.	8,500	205,622
	Taisei Rotec Corp.	140,000	320,321
#	Taito Co., Ltd.	70,000	170,045
	Taito Corp.	573	838,335
	Taiyo Toyo Sanso Co., Ltd.	232,000	955,493
	Takada Kiko Co., Ltd.	31,000	196,748
	Takagi Securities Co., Ltd.	94,000	249,900
#	Takamatsu Corp.	29,300	749,078
	Takano Co., Ltd.	22,100	375,206
*	Takaoka Electric Manufacturing Co., Ltd., Tokyo	156,000	214,427
* #	Taka-Q Co., Ltd.	34,500	66,781
#	Takara Co., Ltd.	224,000	1,054,605
	Takara Printing Co., Ltd.	17,050	144,747
	Takara Standard Co., Ltd.	36,000	205,434
*	Takarabune Corp.	26,000	237
	Takasago International Corp.	156,000	754,256
	Takasago Thermal Engineering Co., Ltd.	132,000	879,608
	Takashima & Co., Ltd.	60,000	107,532
	Takigami Steel Construction Co., Ltd.	42,000	319,786
	Takiron Co., Ltd.	118,000	528,124
	Takuma Co., Ltd.	136,000	1,037,076
	Tamura Corp.	113,000	512,745
*	Tamura Taiko Holdings, Inc.	84,000	433,988
	Tanseisha Co., Ltd.	26,000	99,425
	Tasaki Shinju Co., Ltd.	53,000	218,013
#	Tateho Chemical Industries Co., Ltd.	26,500	94,397
	Tatsuta Electric Wire & Cable Co., Ltd.	106,000	182,005
	Taya Co., Ltd.	5,000	41,738
	Tayca Corp.	74,000	251,141
* #	TC Properties Co., Ltd.	579,000	0
	TCM Corp.	146,000	286,212
*	TDF Corp.	11,000	45,645
*	Teac Corp.	113,000	164,977
	Techno Ryowa, Ltd.	32,200	177,211
	Tecmo, Ltd.	27,000	258,983
	Teikoku Hormone Manufacturing Co., Ltd.	38,000	331,573
	Teikoku Piston Ring Co., Ltd.	48,000	415,257
	Teikoku Sen-I Co., Ltd.	39,000	173,415
	Teikoku Tsushin Kogyo Co., Ltd.	73,000	267,174
	Tekken Corp.	224,000	324,493

	Ten Allied Co., Ltd.	37,000	147,116
	Tenma Corp.	56,400	956,917
	Teraoka Seisakusho Co., Ltd.	29,000	243,311
	Tetra Co., Ltd., Tokyo	41,000	117,659
*	The Daito Bank, Ltd.	155,000	204,855
#	The Nisshin Oillio Group, Ltd.	346,000	1,522,644
	Three F Co., Ltd.	12,200	92,372
	Tigers Polymer Corp.	27,000	134,002
* #	Titan Kogyo KK	36,000	88,495
#	TKC Corp.	48,300	779,936
	Toa Corp.	301,000	520,737
	Toa Doro Kogyo Co., Ltd.	65,000	143,508
	Toa Oil Co., Ltd.	145,000	253,618
*	Toabo Corp.	73,000	72,837
#	Toagosei Co., Ltd.	544,719	1,431,607
* #	Tobu Store Co., Ltd.	71,000	145,783
	TOC Co., Ltd.	94,000	737,588
*	Tocalo Co., Ltd.	10,000	289,641
	Tochigi Bank, Ltd.	163,000	907,260
	Tochigi Fuji Industrial Co., Ltd.	51,000	151,100
	Toda Kogyo Corp.	68,000	274,353
	Todentu Corp.	57,000	138,367
#	Toei Co., Ltd.	228,000	907,088
	Toenec Corp.	157,000	615,791
	Tohcello Co., Ltd.	47,000	174,303
	Toho Bank, Ltd.	174,000	655,247
	Toho Co., Ltd.	43,000	345,183
* #	Toho Rayon Co., Ltd.	203,000	419,714
	Toho Real Estate Co., Ltd.	98,000	370,412
	Toho Titanium Co., Ltd.	44,000	821,254
#	Toho Zinc Co., Ltd.	189,000	411,199
	Tohoku Bank, Ltd.	92,000	180,294
	Tohoku Misawa Homes Co., Ltd.	24,000	84,736
	Tohoku Pioneer Corp.	34,000	699,273
	Tohoku Telecommunications Construction Co., Ltd.	27,000	199,397
*	Tohpe Corp.	36,000	38,136
#	Tohto Suisan Co., Ltd.	54,000	94,798
#	Tokai Carbon Co., Ltd.	316,000	1,085,469
	Tokai Corp.	120,000	467,473
* #	Tokai Kanko Co., Ltd.	333,000	94,404
	Tokai Konetsu Kogyo Co., Ltd.	15,000	56,300
*	Tokai Lease Co., Ltd.	18,000	32,931
#	Tokai Pulp & Paper Co., Ltd.	88,000	298,103
	Tokai Senko KK, Nagoya	47,000	79,717
	Tokai Tokyo Securities Co., Ltd.	432,250	1,228,152
	Tokico, Ltd.	189,000	612,118
	Tokimec, Inc.	119,000	245,141
	Toko Electric Corp.	39,000	119,326
	Toko, Inc.	151,000	552,772
	Tokushima Bank, Ltd.	111,200	726,104
	Tokushu Paper Manufacturing Co., Ltd.	80,000	399,554
	Tokyo Biso Kogyo Corp.	19,000	121,179

	Tokyo Denpa Co., Ltd.	11,000	140,522
#	Tokyo Dome Corp.	251,000	1,020,952
*	Tokyo Electron Device, Ltd.	48	144,794
*	Tokyo Electron Device, Ltd.	48	139,961
	Tokyo Energy & Systems, Inc.	49,000	193,793
	Tokyo Kikai Seisakusho, Ltd.	132,000	397,755
	Tokyo Leasing Co., Ltd.	96,900	1,169,934
#	Tokyo Nissan Auto Sales Co., Ltd.	97,000	222,364
	Tokyo Rakutenchi Co., Ltd.	92,000	338,171
*	Tokyo Rope Manufacturing Co., Ltd.	259,000	496,842
	Tokyo Sangyo Co., Ltd.	36,500	103,002
	Tokyo Soir Co., Ltd.	34,000	94,305
* #	Tokyo Tekko Co., Ltd.	67,000	277,758
	Tokyo Theatres Co., Inc., Tokyo	116,000	166,488
	Tokyotokeiba Co., Ltd.	422,000	641,029
#	Tokyu Community Corp.	22,800	340,911
* #	Tokyu Department Store Co., Ltd.	406,000	599,148
	Tokyu Livable Inc.	22,200	594,146
	Tokyu Recreation Corp.	48,000	252,399
#	Tokyu Store Chain Corp.	175,000	858,000
	Toli Corp.	106,000	249,300
	Tomato Bank, Ltd.	189,000	406,434
	Tomen Electronics Corp.	13,700	623,533
#	Tomoe Corp.	56,000	146,009
#	Tomoegawa Paper Co., Ltd.	55,000	172,548
	Tomoku Co., Ltd.	136,000	355,994
#	Tomy Co., Ltd.	32,400	519,215
#	Tonami Transportation Co., Ltd.	165,000	537,046
#	Topcon Corp.	78,000	806,254
	Topre Corp.	81,000	569,156
	Topy Industries, Ltd.	351,000	1,227,698
	Torigoe Co., Ltd.	35,000	159,751
	Torii Pharmaceutical Co., Ltd.	44,600	856,371
	Torishima Pump Manufacturing Co., Ltd., Osaka	47,000	258,916
	Tose Co., Ltd.	9,800	168,368
#	Toshiba Ceramics Co., Ltd.	350,000	1,119,173
	Toshiba Machine Co., Ltd.	294,000	1,128,957
	Toshiba Plant Kensetsu Co., Ltd.	139,000	627,529
	Tosho Printing Co., Ltd.	103,000	341,427
*	Totenko Co., Ltd.	35,000	67,665
	Totetsu Kogyo Co., Ltd.	53,000	193,653
*	Totoku Electric Co., Ltd., Tokyo	62,000	91,080
	Tottori Bank, Ltd.	148,000	511,928
	Touei Housing Corp.	49,140	1,525,574
*	Toukei Computer Co., Ltd.	10,010	114,561
#	Towa Bank, Ltd.	340,000	692,544
*	Towa Corp.	33,000	298,304
	Towa Meccs Corp.	75,000	86,515
* #	Towa Real Estate Development Co., Ltd.	80,000	156,976
* #	Toyama Chemicals Co., Ltd.	285,000	1,018,312
	Toyo Bussan Co., Ltd.	27,900	234,541
* #	Toyo Communication Equipment Co., Ltd.	89,000	410,321

* #	Toyo Construction Co., Ltd.	398,000	364,015
#	Toyo Corp.	49,200	578,616
#	Toyo Electric Co., Ltd.	67,000	179,946
* #	Toyo Engineering Corp.	473,000	1,221,594
*	Toyo Kanetsu KK	220,000	324,282
	Toyo Kohan Co., Ltd.	152,000	580,235
#	Toyo Radiator Co., Ltd.	118,000	609,939
#	Toyo Securities Co., Ltd.	113,000	376,190
*	Toyo Shutter Co., Ltd.	77,000	83,516
*	Toyo Sugar Refining Co., Ltd.	60,000	65,273
	Toyo Tire & Rubber Co., Ltd.	332,000	1,120,366
	Toyo Wharf & Warehouse Co., Ltd.	118,000	230,943
#	Trans Cosmos, Inc.	36,700	1,200,289
	Trusco Nakayama Corp.	52,800	862,376
	Tsubaki Nakashima Co., Ltd.	76,500	942,073
	Tsubakimoto Chain Co.	294,000	982,208
	Tsubakimoto Kogyo Co., Ltd.	44,000	93,265
	Tsudakoma Corp.	101,000	231,008
*	Tsugami Corp.	124,000	328,840
	Tsukamoto Co., Ltd.	44,000	83,882
	Tsukishima Kikai Co., Ltd.	70,000	490,583
	Tsurumi Manufacturing Co., Ltd.	44,000	272,066
	Tsutsumi Jewelry Co., Ltd.	31,100	997,412
	Tsutsunaka Plastic Industry Co., Ltd.	61,000	247,338
	Tsuzuki Denki Co., Ltd.	36,000	134,597
	Tsuzuki Densan Co., Ltd.	14,200	63,526
	TYK Corp.	67,000	178,901
	U.Store Co., Ltd.	37,300	357,735
	Ube Material Industries, Ltd.	116,000	236,368
	Uchida Yoko Co., Ltd.	85,000	314,635
	Ueki Corp.	47,000	84,504
#	Unicafe, Inc.	10,360	153,426
	Unimat Offisco Corp.	32,600	394,587
#	Union Tool Co.	31,200	1,009,038
*	Unitika, Ltd.	756,000	844,029
	U-Shin, Ltd.	32,000	247,806
	Utoc Corp.	68,000	108,405
*	Valor Co., Ltd.	24,000	625,080
	Vital-Net, Inc.	64,800	471,815
	Wakachiku Construction Co., Ltd.	206,000	307,546
#	Wakamoto Pharmaceutical Co., Ltd.	48,000	144,564
	Wakodo Co., Ltd.	4,600	159,392
	Warabeya Nichiyo Co., Ltd.	21,160	298,524
	Watabe Wedding Corp.	11,400	261,289
#	Watami Food Service Co., Ltd.	64,200	593,438
	Weathernews, Inc.	15,800	140,648
*	Wondertable, Ltd.	8,000	10,511
	Wood One Co., Ltd.	86,000	725,457
	Xebio Co., Ltd.	12,000	351,131
*	XNET Corp.	57	217,868
	Yachiyo Musen Denki Co., Ltd.	16,800	123,281
	Yahagi Construction Co., Ltd.	59,000	202,094

#	Yaizu Suisankagaku Industry Co., Ltd.	20,100	182,461
	Yamagata Bank, Ltd.	226,000	1,020,272
	Yamaichi Electronics Co., Ltd.	24,700	267,314
	Yamamura Glass Co., Ltd.	189,000	431,387
	Yamatake Corp.	110,100	1,104,795
*	Yamatane Corp.	131,000	178,651
	Yamato Corp.	36,000	172,757
	Yamato International, Inc.	43,000	286,955
	Yamato Kogyo Co., Ltd.	118,000	1,718,016
	Yamaura Corp.	19,000	49,434
	Yamazen Co., Ltd.	140,000	413,875
	Yaoko Co., Ltd.	29,000	591,795
*	Yaskawa Information Systems Corp.	11,700	121,402
	Yasuda Warehouse Co., Ltd.	61,000	345,453
	Ye Data, Inc.	25,000	77,823
	Yellow Hat, Ltd., Tokyo	39,600	347,397
	Yodogawa Steel Works, Ltd.	285,000	1,233,533
	Yokogawa Bridge Corp.	64,400	397,819
#	Yokohama Reito Co., Ltd.	70,000	497,459
	Yokowo Co., Ltd.	32,300	378,133
	Yomeishu Seizo Co., Ltd.	52,000	394,192
	Yomiuri Land Co., Ltd.	157,000	509,561
	Yondenko Corp.	63,800	282,157
#	Yonekyu Corp.	41,500	431,059
	Yonex Co., Ltd.	33,000	271,388
	Yorozu Corp.	34,100	317,045
	Yoshimoto Kogyo Co., Ltd.	60,000	543,381
	Yuasa Funashoku Co., Ltd.	69,000	139,342
*	Yuasa Trading Co., Ltd.	237,000	404,440
* #	Yuken Kogyo Co., Ltd.	60,000	134,603
#	Yuki Gosei Kogyo Co., Ltd.	31,000	129,204
#	Yukiguni Maitake Co., Ltd.	35,600	234,573
	Yuraku Real Estate Co., Ltd.	79,000	280,044
	Yurtec Corp.	122,000	578,963
#	Yushin Precision Equipment Co., Ltd.	25,740	449,261
	Yushiro Chemical Industry Co., Ltd.	20,000	273,391
	Zenrin Co., Ltd.	57,200	652,833
#	Zensho Co., Ltd.	19,300	480,096
#	Zeria Pharmacetical Co., Ltd.	74,000	738,993
#	Z-Plus Co., Ltd.	52,000	176,223
*	Zuken, Inc.	37,700	398,673
TOTAL COMMON STOCKS (Cost $560,973,855)			519,150,222

INVESTMENT IN CURRENCY - (0.9%)
*	Japanese Yen		6,513,030
(Cost $6,525,465)

RIGHTS/WARRANTS - (0.0%)
	BSL Corp. Bonus Warrants 01/31/05	42,190	0
	Kanematsu Corp. Warrants 03/31/06	20,125	0

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL — JAPAN (Cost $567,499,320)		525,663,252

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (21.9%)
Repurchase Agreement, Deutsche Bank Securities 1.55%, 09/01/04 (Collateralized by $147,319,559 U.S. TIPS 1.875%, 07/15/13, valued at $149,622,164) to be repurchased at $143,034,856 (Cost $143,028,698) ^	$143,029	143,028,698

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $4,041,000 FHLMC Notes 1.85%, 11/17/04, valued at $4,056,154) to be repurchased at $3,996,152 (Cost $3,996,000)	3,996	3,996,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $147,024,698)		147,024,698

TOTAL INVESTMENTS - (100.0%) (Cost $714,524,018)††		$672,687,950

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $717,583,988.

THE PACIFIC RIM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

AUSTRALIA — (35.2%)
COMMON STOCKS — (34.2%)
*	A.I., Ltd.	129,195	$14,595
	A.P. Eagers, Ltd.	25,977	134,499
	AAV, Ltd.	111,200	188,141
	ABB Grain, Ltd.	13,743	70,336
#	ABC Learning Centres, Ltd.	197,376	502,812
*	Acclaim Exploration NL	435,905	19,593
*	Adacel Technologies, Ltd.	113,249	28,928
	ADCorp Australia, Ltd.	119,617	105,669
#	Adelaide Bank, Ltd.	121,149	781,558
#	Adsteam Marine, Ltd.	402,319	427,325
	Adtrans Group, Ltd.	29,000	75,469
*	Agenix, Ltd.	267,186	107,960
*	AGT Biosciences, Ltd.	31,650	11,089
*	Ainsworth Game Techology, Ltd.	180,093	107,227
	AJ Lucas Group, Ltd.	62,800	67,944
#	Alesco Corp., Ltd.	106,190	556,551
*	Alkane Exploration, Ltd.	185,165	26,385
*	Allegiance Mining NL	274,272	24,331
	Altium, Ltd.	162,100	40,214
	Amalgamated Holdings, Ltd.	213,820	571,830
*	Amcom Telecommunications, Ltd.	596,711	71,953
*	Amity Oil NL	222,481	96,373
*	Amrad Corp., Ltd.	135,523	55,021
*	Anateus Energy, Ltd.	193,687	12,720
*	Anvil Mining, Ltd.	343,284	106,660
	APN News & Media, Ltd.	1	3
	ARB Corporation, Ltd.	116,670	302,287
*	Arc Energy NL	321,280	230,365
	Ariadne Australia, Ltd.	270,353	69,159
*	Arrow Pharmaceuticals, Ltd.	82,963	550,063
	Aspen Group, Ltd.	16,576	2,051
*	Atlas Pacific, Ltd.	82,585	9,608
*	AuIron Energy, Ltd.	709,175	87,687
	Ausdrill, Ltd.	118,742	50,680
*	Ausmelt, Ltd.	36,118	12,318
	Auspine, Ltd.	73,367	198,423
*	Austal, Ltd.	356,800	368,467
* #	Austar United Communications, Ltd.	1,647,209	1,015,194
	Austereo Group, Ltd.	579,904	576,021
	Austin Group, Ltd.	70,265	33,262
*	Austral Coal, Ltd.	373,084	172,317

	Australian Agricultural Co., Ltd.	344,519	339,515
* #	Australian Magnesium Corp., Ltd.	332,383	5,707
	Australian Pharmaceutical Industries, Ltd.	235,609	410,292
#	Australian Pipeline Trust	343,417	681,887
* #	Australian Worldwide Exploration, Ltd.	465,421	567,917
*	Auto Group, Ltd.	41,309	19,048
#	Autron Corporation, Ltd.	989,247	157,868
#	AV Jennings Homes, Ltd.	350,188	454,887
	Bank of Queensland, Ltd.	216,517	1,494,631
*	Baxter Group, Ltd.	40,099	167,500
*	BayCorp Advantage, Ltd.	323,563	735,588
	Beach Petroleum NL	1,898,119	411,155
*	Beaconsfield Gold NL	89,078	30,463
*	Bendigo Mining NL	171,212	87,417
*	Beyond International, Ltd.	61,256	14,399
*	Biota Holdings, Ltd.	97,808	39,554
	Blackmores, Ltd.	27,894	226,279
*	Blina Diamonds, Ltd.	13,703	3,967
	Bolnisi Gold NL	228,822	57,836
	Brazin, Ltd.	159,875	217,235
*	BreakFree, Ltd.	40,510	73,404
	Bridgestone Australia, Ltd.	49,000	104,042
*	Broadcast Services Australia, Ltd.	205,703	46,517
	Burswood, Ltd.	110,988	106,324
#	Cabcharge Austalia, Ltd.	196,800	507,229
	Campbell Brothers, Ltd.	90,980	456,706
	Candle Australia, Ltd.	65,879	86,298
*	Cape Range Wireless, Ltd.	1,698,199	40,018
	Capral Aluminium, Ltd.	167,379	264,578
*	CDS Technologies, Ltd.	35,200	53,576
	Cedar Woods Properties, Ltd.	50,913	73,194
*	Cellestis, Ltd.	128,411	223,496
	Cellnet Telecommunications Group, Ltd.	91,100	93,191
*	Centamin Egypt, Ltd.	996,437	137,763
#	Centennial Coal, Ltd.	456,316	1,168,354
	Central Equity, Ltd.	129,405	188,228
*	Charter Pacific Corp., Ltd.	72,823	21,127
*	Charters Towers Gold Mines, Ltd.	258,700	25,800
* #	Chemeq, Ltd.	120,000	193,277
*	Child Care Centres Australia, Ltd.	62,315	51,169
*	Chiquita Brands South Pacific, Ltd.	162,390	86,143
*	Circadian Technologies, Ltd.	40,370	72,370
	Citect Corp., Ltd.	109,822	80,244
*	Climax Mining, Ltd.	870,299	62,193
*	Clough, Ltd.	817,737	335,562
*	Clover Corp., Ltd.	159,500	33,442
*	Cluff Resources Pacific NL	911,746	16,264
	CMI, Ltd.	32,784	52,179
	Coates Hire, Ltd.	298,326	832,953
#	Cochlear, Ltd.	21,767	296,284
	Coffey International, Ltd.	13,768	89,338
	Collection House, Ltd.	176,200	180,823

	Colorado Group, Ltd.	156,248	630,494
	Commander Communications, Ltd.	197,200	245,185
	Consolidated Minerals, Ltd.	258,222	298,728
*	Coplex Resources NL	231,400	14,706
* #	Corporate Express Australia, Ltd.	247,938	934,680
	Count Financial, Ltd.	299,500	190,985
	Coventry Group, Ltd.	60,180	264,804
*	CPI, Ltd.	68,585	30,683
#	Crane Group, Ltd.	96,182	641,936
	Croesus Mining NL	798,235	275,883
	Danks Holdings, Ltd.	10,425	92,731
* #	DCA Group, Ltd.	313,931	650,247
	Devine, Ltd.	168,183	91,845
*	Dioro Exploraration NL	297,142	17,783
*	Dominion Mining, Ltd.	168,015	44,233
	Downer Group, Ltd.	338,858	904,056
*	Dragon Mining NL	275,761	69,810
*	Emporer Mines, Ltd.	120,600	56,754
* #	Energy Developments, Ltd.	230,514	498,584
*	Energy World Corp., Ltd.	325,630	4,390
	Envestra, Ltd.	176,000	136,118
*	Environmental Solutions International, Ltd.	67,364	4,982
	Equigold NL	225,700	248,556
*	Equinox Minerals, Ltd.	67,716	22,952
	Evans & Tate, Ltd.	157,591	127,058
#	Fantastic Holdings, Ltd.	133,100	433,355
#	FKP, Ltd.	197,911	418,172
	Fleetwood Corp., Ltd.	77,785	478,765
*	Forest Enterprises Australia, Ltd.	211,476	63,015
*	Fortescue Metals Group, Ltd.	107,508	45,778
	Funtastic, Ltd.	188,261	321,593
	Futuris Corp., Ltd.	973,202	1,234,470
	Gale Pacific, Ltd.	60,756	127,046
	Gazal Corp., Ltd.	71,177	148,257
*	Giants Reef Mining, Ltd.	819,928	39,610
*	Globe International, Ltd.	712,348	288,333
*	Gold Aura	2,635	262
*	Golden West Refining Corp., Ltd.	17,330	4,406
*	Goldstream Mining NL	105,681	35,355
	Gowing Bros., Ltd.	59,479	109,474
*	Gradipore, Ltd.	104,226	39,970
	Graincorp, Ltd. Series A	78,059	708,309
	Grand Hotel Group	383,087	193,276
	GRD NL	379,594	588,013
#	Great Southern Plantations, Ltd.	373,144	834,407
	Green’s Foods, Ltd.	129,747	93,867
#	GUD Holdings, Ltd.	114,428	819,860
	Gunns, Ltd.	24,701	251,388
*	Gutnick Resources NL	17,866	1,777
	GWA International, Ltd.	379,243	845,628
*	Gympie Gold, Ltd.	302,445	119,600
* #	Hardman Resources NL	497,372	690,571

	Harvey World Travel, Ltd.	52,100	61,185
	Health Communication Network, Ltd.	106,000	86,754
#	Healthscope, Ltd.	133,652	327,020
#	Henry Walker Eltin Group, Ltd.	287,948	180,551
*	Herald Resources, Ltd.	69,910	34,227
	HGL, Ltd.	69,608	96,048
#	Hills Industries, Ltd.	271,884	837,472
*	Home Building Society, Ltd.	18,393	75,086
*	Horizon Oil NL	752,832	41,058
	Housewares International, Ltd.	289,080	458,976
	HPAL, Ltd.	193,847	237,775
* #	Hutchison Telecommunications (Australia), Ltd.	1,065,400	269,573
	IInet, Ltd.	136,659	269,837
	Iluka Resources, Ltd.	325,939	1,075,698
*	Imdex, Ltd.	135,662	14,429
	Incitec Pivot, Ltd.	46,297	623,476
*	Independent Practioner Network, Ltd.	1,372,241	28,132
*	Indophil Resources NL	250,607	51,712
	Infomedia, Ltd.	598,900	267,796
	Institute of Drug Technology Australia, Ltd.	44,372	69,953
	Integrated Group, Ltd.	94,900	145,190
*	Integrated Research, Ltd.	10,872	3,320
*	Intellect Holdings, Ltd.	403,028	19,947
*	International All Sports, Ltd.	58,815	16,235
	Investor Group, Ltd.	110,445	258,411
#	ION, Ltd.	342,085	401,090
	Iress Market Technology, Ltd.	176,883	451,834
	IWL, Ltd.	295,600	69,015
*	Ixla, Ltd.	89,921	1,460
*	JDV, Ltd.	84,981	42,284
#	Jones (David), Ltd.	658,594	877,590
	Jubilee Mines NL	224,549	668,359
	K&S Corp., Ltd.	86,000	156,041
*	Kagara Zinc, Ltd.	208,900	133,661
	Keycorp, Ltd.	156,412	193,218
*	Kimberley Diamond Co. NL	274,068	295,616
#	Kingsgate Consolidated NL	136,284	317,012
	Kresta Holdings, Ltd.	185,695	73,520
*	Lakes Oil NL	1,183,489	44,517
	Lemarne Corp., Ltd.	20,790	35,703
*	Leyshon Resources, Ltd.	103,357	19,148
	Lighting Corp., Ltd.	112,500	60,569
*	LionOre Mining International, Ltd.	25,843	106,045
*	Lynas Gold NL	433,768	92,340
#	MacArthur Coal, Ltd.	265,423	524,263
*	MacMahon Holdings, Ltd.	593,580	132,194
*	Macmin Silver, Ltd.	305,531	29,531
*	Macquarie Corporate Telecommunications, Ltd.	350,192	52,206
*	Macquarie Goodman Management, Ltd.	367,896	1,007,175
	Magellan Petroleum Australia, Ltd.	32,760	30,447
*	Magnesium International, Ltd.	656,061	26,987
	Maryborough Sugar Factory, Ltd.	600	2,543

*	Matrix Oil NL	557,000	17,306
	MaxiTRANS Industries, Ltd.	266,414	166,098
#	McGuigan Simeon Wines, Ltd.	258,538	932,000
	McPherson’s, Ltd.	69,231	231,787
*	Medica Holdings, Ltd.	31,587	12,314
	Melbourne IT, Ltd.	33,350	25,814
* #	Metabolic Pharmaceuticals, Ltd.	700,000	690,525
* #	Metal Storm, Ltd.	791,640	155,408
	Mia Group, Ltd.	237,000	179,093
#	Miller’s Retail, Ltd.	478,989	468,661
	Mincor Resources NL	333,960	152,335
	Monadelphous Group, Ltd.	18,988	92,703
* #	Mosaic Oil NL	435,739	54,296
*	MPI Mines, Ltd.	128,416	148,073
*	MXL, Ltd.	512,804	38,022
#	MYOB, Ltd.	698,496	683,637
	Namoi Cotton Cooperative, Ltd.	152,330	51,395
	National Can Industries, Ltd.	97,017	102,936
*	Norwood Abbey, Ltd.	245,896	128,919
* #	Novogen, Ltd.	117,933	379,600
	Nufarm, Ltd.	215,754	958,097
* #	Nylex, Ltd.	1,110,199	231,928
	Oakton, Ltd.	90,396	87,809
#	Oamps, Ltd.	176,480	448,550
* #	Orbital Engine Corp., Ltd.	537,358	57,075
	OrotonGroup, Ltd.	76,854	136,477
*	Oxiana, Ltd.	1,587,502	894,491
	Pacific Group, Ltd.	175,645	455,674
#	Pacific Hydro, Ltd.	375,596	817,859
*	Palm Springs, Ltd.	222,804	21,301
*	Pan Pacific Petroleum NL	327,800	43,069
*	Pan Pharmaceuticals, Ltd.	322,766	273,505
*	Panbio, Ltd.	58,078	17,307
*	Payce Consolidated, Ltd.	18,000	32,031
*	Peppercorn Management Group, Ltd.	22,267	141,675
*	Peptech, Ltd.	281,015	305,535
*	Perilya Mines NL	263,500	144,488
*	Perseverance Corp., Ltd.	917,246	192,267
*	Petsec Energy, Ltd.	203,974	147,893
*	Plantcorp NL	4,329	0
	Plaspak Group, Ltd.	99,965	71,497
*	PMP, Ltd.	455,871	545,651
*	Polartechnics, Ltd.	43,405	16,301
	Port Bouvard, Ltd.	108,200	89,772
*	Port Douglas Reef Resorts, Ltd.	251,655	14,783
	Portman, Ltd.	343,890	481,354
* #	PowerTel, Ltd. Series B	110,422	95,697
*	Prana Biotechnology, Ltd.	96,941	36,412
*	Precious Metals Australia, Ltd.	10,606	532
*	Preston Resources NL	64,000	563
	Primary Health Care, Ltd.	193,456	799,485
	Prime Television, Ltd.	210,595	395,747

*	Primelife Corp., Ltd.	85,867	81,190
*	Progen Industries, Ltd.	45,269	135,522
	Programmed Maintenance Service, Ltd.	124,246	293,750
	Queensland Cotton Holdings, Ltd.	39,866	115,141
*	Quiktrak Networks P.L.C. Entitlement Shares	23,875	0
*	Quiktrak Networks, Ltd.	7,401	523
	Ramsay Health Care, Ltd.	151,355	669,886
	Raptis Group, Ltd.	12,000	4,647
	Rebel Sport, Ltd.	132,283	262,307
*	Redfire Resources NL	859,797	116,258
	Reece Australia, Ltd.	159,501	1,125,924
*	Reinsurance Australia Corp., Ltd.	399,993	170,226
*	Reliance Mining, Ltd.	91,651	22,819
*	Repcol, Ltd.	21,386	6,002
* #	Resolute Mining, Ltd.	287,264	250,571
*	Resonance Health, Ltd.	29,264	2,502
	RG Capital Radio, Ltd.	45,370	96,238
	Ridley Corp., Ltd.	593,143	554,827
	Roberts, Ltd.	10,418	58,046
*	Roc Oil Co., Ltd.	273,120	328,844
	Rock Building Society, Ltd.	11,373	29,818
	Ross Human Directions, Ltd.	49,528	29,559
*	Rural Press, Ltd.	38,633	232,516
	S8, Ltd.	81,613	79,650
	Salmat, Ltd.	154,364	454,245
	Schaffer Corp., Ltd.	33,766	358,433
	SDI, Ltd.	40,163	232,885
*	Sedimentary Holdings, Ltd.	264,237	43,174
	Select Harvests, Ltd.	45,548	253,335
*	Senetas Corp., Ltd.	240,406	11,877
	Servcorp, Ltd.	156,000	264,378
	Seven Network, Ltd.	132,411	459,385
* #	SFE Corp., Ltd.	185,897	894,467
	Sigma Co., Ltd.	43,694	251,753
*	Silex System, Ltd.	235,100	224,427
	Sims Group, Ltd.	106,555	941,486
*	Sino Gold, Ltd.	148,713	201,046
* #	Sirtex Medical, Ltd.	64,671	109,968
	Skilled Engineering, Ltd.	147,971	288,251
#	Smorgon Steel Group, Ltd.	1,018,342	831,749
	SMS Management & Technology, Ltd.	329,600	97,022
*	Sons of Gwalia, Ltd.	253,252	233,784
	Southern Cross Broadcasting (Australia), Ltd.	81,002	706,704
* #	Southern Pacific Petroleum NL	698,740	118,420
	SP Telecommunications, Ltd.	459,771	547,811
	SPC Ardmona, Ltd.	345,724	367,321
#	Spotless Group, Ltd.	287,310	1,000,308
*	St. Barbara Mines, Ltd.	375,500	11,743
	Star Games, Ltd.	132,410	114,593
*	Starpharma Holdings, Ltd.	107,300	66,318
*	Straits Resources, Ltd.	212,913	201,034
*	Strategic Minerals Corp. NL	358,100	46,001

*	Strathfield Group, Ltd.	336,916	38,158
*	Striker Resources NL	435,484	15,423
#	STW Communications Group, Ltd.	238,716	531,283
#	Sunland Group, Ltd.	370,446	312,604
	Sydney Aquarium, Ltd.	49,135	179,540
* #	Sydney Gas, Ltd.	351,119	226,712
	Symex Holdings, Ltd.	163,000	155,862
*	Tandou, Ltd.	3,410	3,571
*	Tap Oil, Ltd.	269,296	311,668
	Technology One, Ltd.	587,800	258,790
	Tectonic Resources NL	155,738	32,122
*	Television & Media Services, Ltd.	2,000,584	45,303
	Tempo Service, Ltd.	184,359	134,376
	Thakral Holdings Group	948,383	465,092
	The Gribbles Group, Ltd.	780,300	243,742
	Ticor, Ltd.	455,148	418,865
#	Timbercorp, Ltd.	373,919	413,663
*	Titan Resources NL	188,493	38,131
*	Tooth & Co., Ltd.	153,000	14,096
	Transfield Services, Ltd.	190,600	726,628
	Triako Resources, Ltd.	25,400	30,509
	Troy Resources NL	72,048	136,771
#	Trust Company of Australia, Ltd.	41,099	244,854
	United Group, Ltd.	170,233	707,112
*	Unitract, Ltd.	52,133	44,005
#	UXC, Ltd.	181,293	109,303
*	VeCommerce, Ltd.	13,680	16,679
* #	Ventracor, Ltd.	331,714	409,417
*	Victoria Petroleum NL	463,964	8,590
	Villa World, Ltd.	185,574	208,025
* #	Village Roadshow, Ltd.	591,536	902,158
*	Virotec International NL	298,151	143,455
	Vision Systems, Ltd.	274,105	172,740
*	Voicenet (Australia), Ltd.	495,284	9,137
	Volante Group, Ltd.	125,700	124,120
	Waterco, Ltd.	22,304	45,819
	Watpac, Ltd.	133,333	102,585
#	Wattyl, Ltd.	136,317	356,632
*	Webster, Ltd.	33,551	20,443
	Wide Bay Capricorn Building Society, Ltd.	26,958	129,377
*	Worley Group, Ltd.	200,135	555,777
*	Yates, Ltd.	60,281	2,602
TOTAL COMMON STOCKS (Cost $72,948,689)			82,595,458

INVESTMENT IN CURRENCY — (0.9%)
*	Australian Dollar		2,247,415
(Cost $2,234,829)

PREFERRED STOCKS — (0.1%)
*	Southern Cross Broadcasting (Australia), Ltd.	11,744	104,492

*	Village Roadshow, Ltd. 2% Class A	55,477	62,497
TOTAL PREFERRED STOCKS (Cost $203,293)			166,989

RIGHTS/WARRANTS — (0.0%)
*	Amity Oil, Ltd. Options 09/04/04	1	0
*	Axon Instruments, Inc. Options 01/02/07	16,148	0
*	Metal Storm, Ltd. Options 08/06/04	1	0
* #	Mosaic Oil NL Options 09/30/05	48,415	1,299
TOTAL RIGHTS/WARRANTS (Cost $98)			1,299

TOTAL — AUSTRALIA (Cost $75,386,909)			85,011,161

HONG KONG — (22.3%)
COMMON STOCKS — (22.2%)

*	139 Holdings, Ltd.	6,200,000	16,109
	ABC Communications (Holdings), Ltd.	930,000	65,526
	Aeon Credit Service (Asia) Co., Ltd.	740,000	470,541
	ALCO Holdings, Ltd.	740,000	200,218
	Allan International Holdings, Ltd.	592,000	97,391
*	Allied Group, Ltd.	559,200	516,989
*	Allied Properties, Ltd.	802,600	340,129
*	Anex International Holdings, Ltd.	152,000	1,592
*	Applied International Holdings, Ltd.	1,243,000	11,714
*	APT Satellite Holdings, Ltd.	599,000	109,396
*	Artel Solutions Group Holdings, Ltd.	2,315,000	61,178
	Arts Optical International Holdings, Ltd.	468,000	151,798
	Asia Aluminum Holdings, Ltd.	1,294,000	133,411
*	Asia Commercial Holdings, Ltd.	72,800	3,404
	Asia Financial Holdings, Ltd.	1,976,908	424,574
*	Asia Logistics Technologies, Ltd.	22,140	3,987
	Asia Satellite Telecommunications Holdings, Ltd.	164,000	293,069
*	Asia Standard International Group, Ltd.	6,780,000	216,352
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	16,572
	Associated International Hotels, Ltd.	898,000	660,477
	Automated Systems Holdings, Ltd.	340,000	51,929
	Baltrans Holdings, Ltd.	376,000	106,132
*	Beijing Development (Hong Kong), Ltd.	166,000	21,881
	Bossini International Holdings, Ltd.	1,801,500	299,916
	Bright International Group, Ltd.	710,000	80,430
	Cafe de Coral Holdings, Ltd.	232,000	264,914
*	Capital Prosper, Ltd.	480,000	3,385
*	Capital Strategic Investment, Ltd.	30,500	2,112
*	Cash Financial Services Group, Ltd.	27,018	670
*	Casil Telecommunications Holdings, Ltd.	1,420,000	76,582
*	Catic International Holdings, Ltd.	5,332,000	82,168
	CCT Telecom Holdings, Ltd.	472,970	56,042

*	CEC International Holdings, Ltd.	210,000	4,041
*	Celestial Asia Securities Holdings, Ltd.	426,036	19,646
*	Central China Enterprises, Ltd.	210,400	14,235
#	Champion Technology Holdings, Ltd.	1,329,386	198,049
	Chaoda Modern Agriculture (Holdings), Ltd.	1,022,000	282,627
	Chen Hsong Holdings, Ltd.	1,210,000	625,693
	Cheuk Nang (Holdings), Ltd.	112,501	31,227
*	Cheung Tai Hong Holdings, Ltd.	100,920	3,218
	Chevalier International Holdings, Ltd.	441,482	286,085
	Chevalier Itech Holdings, Ltd.	355,250	41,749
*	China Aerospace International Holdings, Ltd.	3,384,000	171,699
*	China Bio-medical Group, Ltd.	415,000	7,981
*	China City Natural Gas Holdings, Ltd.	10,488,000	18,828
*	China Digicontent Co., Ltd.	2,710,000	3,474
*	China Everbright International, Ltd.	3,945,000	187,876
*	China Everbright Technology, Ltd.	3,244,000	120,346
*	China Gas Holdings, Ltd.	2,026,000	153,374
	China Hong-Kong Photo Products Holdings, Ltd.	1,909,000	118,074
	China Insurance International Holdings Co., Ltd.	450,000	185,611
*	China Investments Holdings, Ltd.	210,000	4,523
*	China Motion Telecom International, Ltd.	257,000	12,073
	China Motor Bus Co., Ltd.	74,000	464,094
*	China Nan Feng Group, Ltd.	28,800	240
	China National Aviation Co., Ltd.	622,000	102,510
	China Online (Bermuda), Ltd.	423,200	59,361
	China Pharmaceutical Enterprise and Investment Corp., Ltd.	410,000	100,059
	China Rare Earth Holdings, Ltd.	1,180,000	141,141
	China Resources Land, Ltd.	2,658,000	347,680
	China Resources Logic, Ltd.	3,796,000	439,689
*	China Rich Holdings, Ltd.	3,380,000	16,668
*	China Sci-Tech Holdings, Ltd.	2,786,000	4,638
*	China Star Entertainment, Ltd.	440,292	31,697
*	China Strategic Holdings, Ltd.	1,368,500	62,741
#	China Travel International Investment, Ltd.	624,000	128,238
*	Chinney Investments, Ltd.	1,144,000	76,255
	Chow Sang Sang Holdings International, Ltd.	721,400	282,098
	Chuangs China Investments, Ltd.	1,347,000	55,872
	Chuang’s Consortium International, Ltd.	1,858,884	107,661
	Chun Wo Holdings, Ltd.	1,671,917	200,389
	Chung Tai Printing Holdings, Ltd.	548,000	85,702
*	CITIC 21CN Co., Ltd.	806,000	78,912
*	CITIC Resources Holdings, Ltd.	1,022,000	125,741
	City e Solutions, Ltd.	186,000	19,099
#	City Telecom (H.K.), Ltd.	1,070,000	242,254
*	Clear Media, Ltd.	164,000	121,102
*	Climax International Co., Ltd.	296,000	986
	CNPC (Hong Kong), Ltd.	1,500,000	192,802
*	CNT Group, Ltd.	3,078,000	72,926
*	Coastal Greenland, Ltd.	2,440,000	46,677
*	Compass Pacific Holdings, Ltd.	624,000	22,529
*	Computer & Technologies Holdings, Ltd.	432,000	61,235
	Continental Holdings, Ltd.	98,825	10,207

	Continental Mariner Investment Co., Ltd.	1,328,000	201,801
*	COSCO International Holdings, Ltd.	2,573,600	318,676
#	Coslight Technology International Group, Ltd.	626,000	227,218
*	Cosmos Machinery Enterprises, Ltd.	1,024,000	52,491
*	Crocodile Garments, Ltd.	1,539,000	58,553
	Cross Harbour Tunnel Co., Ltd.	386,520	202,175
*	Culturecom Holdings, Ltd.	3,767,000	213,982
*	Dah Hwa International Holdings, Ltd.	1,062,000	25,008
*	Dan Form Holdings Co., Ltd.	2,386,600	106,645
	Daqing Petroleum & Chemical Group, Ltd.	1,375,000	52,132
	Dickson Concepts International, Ltd.	498,300	498,798
*	Digital China Holdings, Ltd.	1,416,000	377,946
*	DVN Holdings, Ltd.	744,490	149,568
*	Dynamic Global Holdings, Ltd.	3,522,000	18,965
	Dynamic Holdings, Ltd.	244,000	31,292
	Easyknit International Holdings, Ltd.	282,860	3,808
*	Eforce Holdings, Ltd.	2,620,000	21,665
	Egana Jewelry and Pearls	331,789	51,586
#	Eganagoldfeil Holdings, Ltd.	2,017,235	328,834
	Elec & Eltek International Holdings, Ltd.	3,078,790	517,448
*	Emperor International Holdings, Ltd.	90,436	59,485
*	e-New Media Co., Ltd.	320,000	8,207
*	eSun Holdings, Ltd.	653,600	23,463
*	Extrawell Pharmaceutical Holdings, Ltd.	3,220,000	80,686
*	Ezcom Holdings, Ltd.	72,576	1,890
*	Fairwood Holdings, Ltd.	42,600	12,831
#	Far East Consortium International, Ltd.	1,914,086	438,364
*	Far East Hotels & Entertainment, Ltd.	1,853,000	71,306
	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	28,037
	First Sign International Holdings, Ltd.	1,424,000	56,602
	Fong’s Industries Co., Ltd.	214,000	157,615
*	Forefront International Holdings, Ltd.	658,000	48,085
*	Fortuna International Holdings, Ltd.	9,344,000	11,980
*	Foundation Group, Ltd.	83,800	755
*	Founder Holdings, Ltd.	1,854,000	162,033
	Fountain Set Holdings, Ltd.	312,000	222,699
	Four Seas Frozen Food Holdings, Ltd.	347,184	53,345
	Four Seas Mercantile Holdings, Ltd.	592,000	212,818
*	Fujian Holdings, Ltd.	237,800	7,204
	Fujikon Industrial Holdings, Ltd.	532,000	63,291
*	Fushan Holdings, Ltd.	2,566,000	82,171
*	GeoMaxima Energy Holdings, Ltd.	5,810,000	69,934
	Giordano International, Ltd.	492,000	276,670
*	Global China Group Holdings, Ltd.	3,022,000	156,275
	Global Green Tech Group, Ltd.	1,336,000	111,689
*	Global Tech (Holdings), Ltd.	5,612,000	35,975
	Glorious Sun Enterprises, Ltd.	1,650,000	525,169
	Gold Peak Industries (Holdings), Ltd.	1,059,250	289,657
*	Goldbond Group Holdings, Ltd. New	2,609,500	31,766
*	Golden Meditech Company, Ltd.	152,000	58,653
	Golden Resources Development International, Ltd.	1,456,500	65,530
*	Gold-Face Holdings, Ltd.	2,003,600	138,712

	Goldlion Holdings, Ltd.	1,438,000	129,042
	Golik Holdings, Ltd.	930,500	36,036
	Good Fellow Group, Ltd.	3,488,000	165,331
*	Gorient Holdings, Ltd.	7,370	33
	Grande Holdings, Ltd.	166,000	128,187
*	Great Wall Cybertech, Ltd.	15,795,170	20,250
	Group Sense (International), Ltd.	2,062,000	202,209
	Guangdong Brewery Holdings, Ltd.	2,212,000	684,562
*	Guangnan Holdings, Ltd.	14,216,000	205,738
	Guangzhou Investment Co., Ltd.	2,612,000	218,157
*	Guo Xin Group, Ltd.	3,640,000	48,427
*	Guorun Holdings, Ltd.	825,000	43,585
	GZI Transport, Ltd.	1,820,000	485,198
	Hang Fung Gold Technology, Ltd.	762,000	129,618
	Hang Ten Group Holdings, Ltd.	585,039	827
	Hanny Holdings, Ltd.	186,658	62,549
*	Hansom Eastern Holdings, Ltd.	3,473,235	26,672
	Harbour Centre Development, Ltd.	517,000	517,935
	Harbour Ring International Holdings, Ltd.	1,922,000	165,688
*	Hen Fung Holdings, Ltd.	1,740,000	38,429
	Henderson China Holdings, Ltd.	815,000	404,580
	Hengan International Group Co., Ltd.	324,000	192,195
	High Fashion International, Ltd.	268,000	44,687
	HKR International, Ltd.	1,884,860	679,901
*	Hon Kwok Land Investment Co., Ltd	572,535	115,903
	Hong Kong Catering Management, Ltd.	512,000	74,460
*	Hong Kong Construction Holdings, Ltd.	970,000	51,824
	Hong Kong Ferry (Holdings) Co., Ltd.	671,300	645,290
*	Hong Kong Parkview Group, Ltd.	1,130,000	79,680
*	Hong Kong Pharmaceuticals Holdings, Ltd.	1,834,000	45,615
	Hongkong Chinese, Ltd.	2,126,000	261,789
*	Hop Hing Holdings, Ltd.	660,265	27,088
	Hopson Development Holdings, Ltd.	1,246,000	255,604
*	Hsin Chong Construction Group, Ltd.	1,569,658	67,815
*	Huabao International Holdings, Ltd.	19,300	2,257
*	Hualing Holdings, Ltd.	1,344,000	52,695
	Hung Hing Printing Group, Ltd.	266,000	202,108
*	Hycomm Wireless, Ltd.	4,709,000	27,275
	I-Cable Communications, Ltd.	436,000	138,594
*	I-China Holdings, Ltd.	375,756	10,648
	IDT International, Ltd.	4,028,486	962,010
*	Imagi International Holdings, Ltd.	137,400	28,597
*	Innomaxx Biotechnology Group, Ltd.	3,050,000	60,953
*	Interchina Holdings Co., Ltd.	8,130,000	194,601
*	Inworld Group, Ltd.	2,036	12
*	ITC Corp., Ltd.	466,157	15,463
	JCG Holdings, Ltd.	244,000	230,718
*	Junefield Department Store Group, Ltd.	256,000	3,360
#	K Wah International Holdings, Ltd.	3,059,724	567,412
	K. Wah Construction Materials, Ltd.	2,439,914	223,713
*	Kader Holdings Co., Ltd.	545,600	10,470
	Karrie International Holdings, Ltd.	488,000	143,240

	Keck Seng Investments (Hong Kong), Ltd.	858,600	143,481
	Kee-Shing Holdings Co., Ltd.	886,000	79,958
	Kin Yat Holdings, Ltd.	586,000	53,433
	King Fook Holdings, Ltd.	1,000,000	74,069
*	King Pacific International Holdings, Ltd.	1,404,200	21,963
	Kingdee International Software Group Co., Ltd.	638,000	173,966
	Kingmaker Footwear Holdings, Ltd.	1,058,750	382,729
*	Kong Sun Holdings, Ltd.	2,198,000	7,045
	Kowloon Development Co., Ltd.	604,000	507,554
*	KPI Co., Ltd.	396,000	5,209
	KTP Holdings, Ltd.	560,400	36,002
*	Kwong Sang Hong International, Ltd.	1,434,000	137,948
	Kwoon Chung Bus Holdings, Ltd.	556,000	80,405
*	Lai Sun Development Co., Ltd.	7,592,000	113,729
*	Lai Sun Garment (International), Ltd.	2,325,000	88,208
	Lam Soon (Hong Kong), Ltd.	302,310	101,097
	Le Saunda Holdings, Ltd.	236,000	24,267
*	Leadership Publishing Group, Ltd.	250,511	1,127
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,962
	Lerado Group (Holding) Co., Ltd.	1,048,000	181,704
*	LifeTec Group, Ltd.	1,383,000	13,696
	Lippo, Ltd.	1,074,760	228,240
	Liu Chong Hing Bank, Ltd.	131,000	184,206
	Liu Chong Hing Investment, Ltd.	635,200	424,087
	Luk Fook Holdings (International), Ltd.	690,000	144,612
	Luks Industrial Group, Ltd.	645,555	107,653
	Lung Kee (Bermuda) Holdings, Ltd.	1,071,875	531,653
*	MACRO-LINK International Holdings, Ltd.	1,036,250	37,216
*	Mae Holdings, Ltd.	2,220,000	3,430
*	Magnificent Estates, Ltd.	8,368,000	54,865
*	Magnum International Holdings, Ltd.	300,000	2,885
	Mainland Headwear Holdings, Ltd.	410,000	151,176
*	Mansion House Group, Ltd.	1,820,000	55,948
	Matrix Holdings, Ltd.	402,000	92,368
*	Mei Ah Entertainment Group, Ltd.	1,142,000	35,301
	Melbourne Enterprises, Ltd.	45,500	159,251
	Midas International Holdings, Ltd.	774,000	55,650
	Midland Realty (Holding), Ltd.	1,110,000	347,051
*	Millennium Group, Ltd.	1,392,000	15,883
	Min Xin Holdings, Ltd.	753,200	116,025
	Miramar Hotel & Investment Co., Ltd.	119,000	114,546
*	Morning Star Resources, Ltd.	1,845,000	14,665
	Moulin International Holdings, Ltd.	699,274	381,565
	Nanyang Holdings, Ltd.	137,500	132,334
	National Electronics Holdings, Ltd.	2,156,000	57,364
	New Asia Realty & Trust Co., Ltd.	525,000	205,576
*	New China Merchants Dichain	7,160,000	57,264
	New Island Printing Holdings, Ltd.	176,000	15,344
* #	New World China Land, Ltd.	487,200	150,095
*	New World Cyberbase, Ltd.	48,419	1,831
*	New World TMT, Ltd.	1,380,600	133,190
	Newocean Green Energy Holdings, Ltd.	3,931,200	58,172

*	Next Media, Ltd.	636,000	218,108
	Ngai Lik Industrial Holdings, Ltd.	1,556,000	584,629
* #	Onfem Holdings, Ltd.	1,266,000	66,539
	Orient Power Holdings, Ltd.	804,000	88,937
*	Oriental Metals, Ltd.	711,780	228,095
	Oriental Press Group, Ltd.	230,000	83,508
	Oriental Watch Holdings, Ltd.	398,000	76,083
	Pacific Andes International Holdings, Ltd.	1,172,000	191,165
	Pacific Century Insurance Holdings, Ltd.	1,272,000	461,351
*	Pacific Century Premium Developments, Ltd.	445,000	118,072
*	Pacific Plywood Holdings, Ltd.	4,430,000	17,430
	Paul Y. ITC Construction Holdings, Ltd.	2,262,856	189,192
	Peace Mark Holdings, Ltd.	1,120,514	187,260
	Pegasus International Holdings, Ltd.	226,000	32,737
	Perfectech International Holdings, Ltd.	571,450	52,006
	Pico Far East Holdings, Ltd.	1,190,000	82,680
	Playmates Holdings, Ltd.	2,223,000	262,600
	Pokfulam Development Co., Ltd.	234,000	76,539
*	Poly Investments Holdings, Ltd.	2,670,000	61,435
	Prime Success International Group, Ltd.	2,366,000	146,934
	Proview International Holdings, Ltd.	944,000	208,017
* #	QPL International Holdings, Ltd.	1,191,000	256,148
	Quality Healthcare Asia, Ltd.	133,800	31,361
*	Rainbow International Holdings, Ltd.	2,036	5
	Raymond Industrial, Ltd.	605,400	163,240
*	Regal Hotels International Holdings, Ltd.	11,656,000	465,232
*	Rexcapital International Holdings, Ltd.	1,272,905	7,011
*	Riche Multi-Media Holdings, Ltd.	706,000	233,510
*	Rivera Holdings, Ltd.	3,620,000	102,902
*	Riverhill Holdings, Ltd.	2,036	28
	Road King Infrastructure, Ltd.	449,000	319,942
*	Roadshow Holdings, Ltd.	1,456,000	153,517
	S.A.S.Dragon Holdings, Ltd.	1,696,000	195,714
	SA SA International Holdings, Ltd.	1,872,000	756,500
	Safety Godown Co., Ltd.	408,000	139,042
	Saint Honore Holdings, Ltd.	128,000	34,018
*	San Miguel Brewery Hong Kong, Ltd.	612,800	132,692
	SCMP Group, Ltd.	692,000	262,474
	Sea Holdings, Ltd.	832,000	212,774
*	Seapower Resources International, Ltd.	151,680	2,061
*	SEEC Media Group, Ltd.	2,550,000	147,692
	Shanghai Allied Cement, Ltd.	1,152,080	63,267
*	Shanghai Century Holdings, Ltd.	7,142,000	98,321
*	Shanghai Land Holdings, Ltd.	1,464,000	64,754
#	Shanghai Real Estates, Ltd.	2,234,000	174,904
	Shaw Brothers Hong Kong, Ltd.	134,000	125,326
	Shell Electric Manufacturing (Holdings) Co., Ltd.	730,792	121,623
	Shenyin Wanguo (Hong Kong), Ltd.	847,500	77,510
	Shenzhen International Holdings, Ltd.	4,802,500	172,774
	Shougang Concord Century Holdings, Ltd.	1,676,000	183,389
*	Shougang Concord Grand (Group), Ltd.	1,701,000	115,771
*	Shougang Concord International Enterprises Co., Ltd.	4,166,000	206,634

*	Shougang Concord Technology Holdings, Ltd.	2,639,809	168,772
*	Shui On Construction & Materials, Ltd.	468,000	441,874
*	Shun Ho Resources Holdings, Ltd.	483,000	18,672
*	Shun Ho Technology Holdings, Ltd.	1,037,452	43,366
	Silver Grant International Industries, Ltd.	2,087,000	569,490
*	Sincere Co., Ltd.	505,500	25,648
#	Singamas Container Holdings, Ltd.	838,000	420,166
	Sino Golf Holdings, Ltd.	438,000	77,951
*	Sinocan Holdings, Ltd.	350,000	1,750
*	Sino-I.com, Ltd.	19,383,158	364,379
	Sinolink Worldwide Holdings, Ltd.	3,933,600	440,472
	Sinopec Kantons Holdings, Ltd.	1,638,000	233,701
*	Skynet (International Group) Holdings, Ltd.	244,240	313
	SNP Leefung Holdings, Ltd.	144,000	21,169
*	Softbank Investment International (Strategic), Ltd.	7,398,000	83,067
*	Solartech International Holdings, Ltd.	49,600	1,778
	South China Brokerage Co., Ltd.	4,872,000	30,652
	South China Industries, Ltd.	1,124,000	54,759
	Southeast Asia Properties & Finance, Ltd.	263,538	37,725
	Starlight International Holdings, Ltd.	1,311,292	140,167
	Starlite Holdings, Ltd.	694,000	65,082
	Stelux Holdings International, Ltd.	1,307,702	77,009
*	Styland Holdings, Ltd.	101,808	326
	Sun Hing Vision Group Holdings, Ltd.	358,000	167,443
	Sun Hung Kai & Co., Ltd.	2,048,600	469,350
*	Sun Innovation Holdings, Ltd.	1,420,360	6,743
*	Sun Media Group Holdings, Ltd.	9,814,000	15,132
*	Sunday Communications, Ltd.	4,441,000	256,535
	Sunway International Holdings, Ltd.	866,000	30,989
*	Suwa International Holdings, Ltd.	1,062,000	32,027
*	Tack Hsin Holdings, Ltd.	542,000	7,624
	Tai Cheung Holdings, Ltd.	1,013,000	377,574
	Tai Fook Securities Group, Ltd.	590,000	86,199
	Tai Sang Land Development, Ltd.	471,984	119,139
	Tak Shun Technology Group, Ltd.	2,088,000	93,806
	Tak Sing Alliance Holdings, Ltd.	2,909,865	101,350
#	Tan Chong International, Ltd.	666,000	126,920
	TCC International Holdings, Ltd.	1,124,000	184,740
*	Technology Venture Holdings, Ltd.	586,000	12,660
*	Termbray Industries International (Holdings), Ltd.	2,304,900	124,111
	Tern Properties Co., Ltd.	61,200	13,731
*	The Sun’s Group, Ltd.	17,004,000	21,800
*	Tian An China Investments Co., Ltd.	1,238,275	293,245
	Tian Teck Land, Ltd.	1,098,000	325,782
	Tianjin Development Holdings, Ltd.	1,118,000	387,613
*	Titan Petrochemicals Group, Ltd.	640,000	39,777
*	Tomorrow International Holdings, Ltd.	165,000	16,923
	Tonic Industries Holdings., Ltd.	920,000	31,692
	Top Form International, Ltd.	1,586,000	235,621
*	Tristate Holdings, Ltd.	138,000	25,654
	Truly International Holdings, Ltd.	200,000	241,897
	Tungtex (Holdings) Co., Ltd.	788,000	295,079

*	Tysan Holdings, Ltd.	1,040,773	29,667
*	U-Cyber Technology Holdings, Ltd.	432,800	5,645
*	United Power Investment, Ltd.	1,664,000	33,887
*	Universal Holdings Ltd	2,770,000	17,456
*	Universe International Holdings, Ltd.	573,339	3,528
	U-Right International Holdings, Ltd.	2,040,000	106,546
	USI Holdings, Ltd.	928,999	114,918
	Van Shung Chong Holdings, Ltd.	359,335	49,052
*	Vanda Systems & Communications Holdings, Ltd.	2,534,000	159,953
#	Varitronix International, Ltd.	527,000	490,344
	Veeko International Holdings, Ltd.	1,420,000	44,103
	Victory City International Holdings, Ltd.	839,768	340,966
	Vitasoy International Holdings, Ltd.	1,423,000	363,323
	Wah Ha Realty Co., Ltd.	278,600	44,291
*	Wah Nam International	38,696	719
	Wai Kee Holdings, Ltd.	1,265,738	233,922
	Wang On Group, Ltd.	47,897	6,784
*	Wellnet Holdings, Ltd.	2,059,200	113,877
*	Winfoong International, Ltd.	1,210,000	27,087
	Wing On Co. International, Ltd.	565,000	616,754
	Wing Shan International, Ltd.	896,000	45,351
*	Winsan China Investment Group, Ltd.	1,296,000	43,066
	Wong’s International (Holdings), Ltd.	737,641	84,666
*	Wonson International Holdings, Ltd.	4,040,000	7,218
	World Houseware (Holdings), Ltd.	605,700	19,390
* #	Xinao Gas Holdings, Ltd.	1,094,000	546,416
	Y. T. Realty Group, Ltd.	965,000	64,763
	Yangtzekiang Garment Manufacturing Co., Ltd.	405,000	102,289
*	Yanion International Holdings, Ltd.	118,000	7,996
*	Yaohan International Holdings, Ltd.	974,000	0
	Yau Lee Holdings, Ltd.	534,000	31,956
	YGM Trading, Ltd.	228,000	226,657
	Yip’s Chemical Holdings, Ltd.	674,000	135,062
	Yugang International, Ltd.	11,916,000	99,275
*	Yunnan Enterprises Holdings, Ltd.	240,000	11,846
*	Zhu Kuan Development Co., Ltd.	646,000	28,961
TOTAL COMMON STOCKS (Cost $78,807,746)			53,653,367

INVESTMENT IN CURRENCY — (0.1%)
*	Hong Kong Dollars		176,871
(Cost $176,874)

RIGHTS/WARRANTS — (0.0%)
*	China Travel International Investment, Ltd. Warrants 05/31/06	124,800	4,000
	Daqing Petroleum & Chemical Group, Ltd. Rights 09/06/04	687,500	0
*	Leadership Publishing Group, Ltd. Rights 09/01/04	125,255	0
*	Quality Healthcare Asia, Ltd. Warrants 01/12/04	26,760	738
TOTAL RIGHTS/WARRANTS (Cost $0)			4,738

TOTAL — HONG KONG (Cost $78,984,620)			53,834,976

SINGAPORE — (21.2%)
COMMON STOCKS — (21.2%)
*	Acma, Ltd.	3,040,700	106,927
	Airocean Group, Ltd.	1,649,000	254,757
*	Alliance Technology & Development, Ltd.	156,000	9,565
	Amtek Engineering, Ltd.	799,625	575,635
*	Apollo Enterprises, Ltd.	193,000	47,899
	Armstrong Industrial Corp.	1,460,000	124,055
	ASA Group Holdings, Ltd.	586,000	92,691
	Ascott Group, Ltd.	1,807,250	433,783
	Aussino Group, Ltd.	967,000	257,483
	Benjamin (F.J.) Holdings, Ltd.	1,095,000	134,927
#	Beyonics Technology, Ltd.	1,556,640	391,900
*	Blu Inc. Group, Ltd..	729,000	91,699
	Bonvests Holdings, Ltd.	825,000	250,499
	Brilliant Manufacturing, Ltd.	1,855,000	626,175
*	Broadway Industrial Group, Ltd.	461,000	72,795
	Bukit Sembawang Estates, Ltd.	71,334	547,643
*	Central Properties, Ltd.	66,000	1,426,033
	Ch Offshore, Ltd.	823,200	176,333
*	Chemical Industries (Far East), Ltd.	105,910	45,968
*	China Merchants Holdings Pacific, Ltd.	652,000	183,132
	Chip Eng Seng Corp., Ltd.	1,775,000	125,044
	Chosen Holdings, Ltd.	1,284,000	195,471
	Chuan Hup Holdings, Ltd.	4,385,000	1,397,850
	Chuan Soon Huat Industrial Group, Ltd.	614,000	113,326
	CIH, Ltd.	498,460	875,200
*	CK Tang, Ltd.	614,000	136,488
*	Compact Metal Industries, Ltd.	643,000	11,277
	Courts Singapore, Ltd.	495,000	150,906
*	CSC Holdings, Ltd.	672,000	9,862
	CSE Global, Ltd.	1,262,000	407,244
	CWT Distribution, Ltd.	461,500	129,642
*	Eagle Brand Holdings, Ltd.	5,158,000	241,887
#	Eastern Asia Technology, Ltd.	1,844,260	297,029
	Eastgate Technology, Ltd.	870,000	63,622
*	Econ International, Ltd.	2,267,000	59,573
	ECS Holdings, Ltd.	1,375,000	241,406
	Eng Wah Organisation, Ltd.	265,000	48,883
*	Firstlink Investments Corp., Ltd.	995,000	134,443
*	Freight Links Express Holdings, Ltd.	3,368,000	187,640
	Frontline Technologies Corp., Ltd.	3,170,000	241,611
	Fu Yu Manufacturing, Ltd.	1,819,000	965,763
	Fuji Offset Plates Manufacturing, Ltd.	33,750	5,238
	GB Holdings, Ltd.	200,000	93,620
#	Ges International, Ltd.	2,909,000	1,158,279
	GK Goh Holdings, Ltd.	1,494,000	711,917

	Goodpack, Ltd.	1,592,000	911,456
*	Goodwood Park Hotel, Ltd.	24,307	0
	GP Industries, Ltd.	1,516,000	905,630
	Guocoland, Ltd.	1,215,000	824,685
	Hiap Moh Corp., Ltd.	34,874	6,741
	Ho Bee Investment, Ltd.	761,000	126,977
	Hong Fok Corp., Ltd.	1,796,000	236,387
#	Hong Leong Asia, Ltd.	1,048,000	920,079
*	Horizon Education & Technologies, Ltd.	2,054,000	180,806
	Hotel Grand Central, Ltd.	875,280	176,177
	Hotel Plaza, Ltd.	1,189,000	438,981
	Hotel Properties, Ltd.	1,675,000	999,347
	Hour Glass, Ltd.	298,000	113,346
#	HTL International Holdings, Ltd.	1,471,875	1,111,098
	Huan Hsin Holdings, Ltd.	1,138,400	572,987
	Hup Seng Huat, Ltd.	900,200	101,099
	Hwa Hong Corp., Ltd.	2,488,000	711,665
	IDT Holdings, Ltd.	718,000	1,020,223
*	Inno-Pacific Holdings, Ltd.	680,000	11,860
	Innovalues Precision, Ltd.	520,000	182,640
	International Factors (Singapore), Ltd.	290,000	87,279
*	Internet Technology Group, Ltd.	874,408	20,359
*	Interra Resources, Ltd.	185,430	14,151
*	Intraco, Ltd.	292,500	61,729
	Isetan (Singapore), Ltd.	122,500	215,249
#	Jaya Holdings, Ltd.	2,733,000	1,415,648
	JK Yaming International, Ltd.	907,000	203,952
	Jurong Cement, Ltd.	132,500	60,611
	Jurong Engineering, Ltd.	137,000	176,110
#	Jurong Technologies Industrial Corp., Ltd.	1,446,000	966,212
*	K1 Ventures, Ltd.	5,340,500	907,652
	Keppel Telecommunications and Transportation, Ltd.	2,058,000	945,255
	Khong Guan Flour Milling, Ltd.	19,000	19,084
	Kian Ann Engineering, Ltd.	868,000	85,319
	Kian Ho Bearings, Ltd.	521,000	45,903
	Koh Brothers, Ltd.	1,494,000	87,054
*	L & M Group Investments, Ltd.	7,107,100	41,503
	Labroy Marine, Ltd.	3,343,000	967,960
*	Lantrovision (S), Ltd.	1,117,500	55,552
	Lee Kim Tah Holdings, Ltd.	1,600,000	205,025
*	Leong Hin Holdings, Ltd.	526,000	35,440
*	Liang Huat Aluminum, Ltd.	1,477,000	25,875
*	Lion Asiapac, Ltd.	473,000	44,352
	Low Keng Huat Singapore, Ltd.	372,000	87,835
	Lum Chang Holdings, Ltd.	1,134,030	142,571
	Magnecomp International, Ltd.	931,000	336,054
*	Manufacturing Integration Technology, Ltd.	588,000	51,535
	MCL Land, Ltd.	1,427,000	1,219,527
*	Mediaring.Com, Ltd.	3,410,000	329,753
	Metro Holdings, Ltd.	2,256,960	600,846
	MMI Holdings, Ltd.	1,994,000	362,858
	Multi-Chem, Ltd.	1,263,000	217,628

	Nera Telecommunications, Ltd.	1,450,000	441,897
	New Toyo Intenational Holdings, Ltd.	1,043,000	357,460
#	Norelco Centreline Holdings, Ltd.	941,000	524,060
*	Orchard Parade Holdings, Ltd.	1,084,022	246,994
#	Osim International, Ltd.	1,638,000	949,005
	Ossia International, Ltd.	728,332	76,090
	Pan-United Corp., Ltd.	2,193,000	460,879
*	Pan-United Marine, Ltd.	1,096,500	166,481
	PCI, Ltd.	734,000	296,627
	Pentex-Schweizer Circuits, Ltd.	1,240,000	239,053
	Pertama Holdings, Ltd.	459,750	75,311
	Popular Holdings, Ltd.	1,813,000	492,957
#	PSC Corp., Ltd.	4,088,000	239,181
	Qian Hu Corp., Ltd.	408,200	108,107
	Robinson & Co., Ltd.	284,832	1,027,160
	Rotary Engineering, Ltd.	1,624,000	352,568
	San Teh, Ltd.	838,406	201,321
	SBS Transit, Ltd.	1,011,000	939,966
	Sea View Hotel, Ltd.	66,000	160,694
*	Seatown Corp., Ltd.	101,000	1,769
	Sembawang Kimtrans, Ltd.	1,295,000	125,166
	Sin Soon Huat, Ltd.	1,307,000	61,479
	Sing Investments & Finance, Ltd.	94,500	96,698
	Singapore Food Industries, Ltd.	1,707,000	828,892
	Singapore Reinsurance Corp., Ltd	1,540,935	225,390
	Singapore Shipping Corp., Ltd.	1,930,000	350,798
	Singapura Finance, Ltd.	139,250	114,753
	SMB United, Ltd.	2,010,000	188,408
	SNP Corp., Ltd.	466,495	218,367
*	SP Corp., Ltd.	454,000	17,936
	Ssangyong Cement (Singapore), Ltd.	236,000	135,881
	Stamford Land Corp., Ltd.	3,229,000	425,033
	Straits Trading Co., Ltd.	1,117,200	1,410,214
*	Sunright, Ltd.	378,000	76,408
	Superbowl Holdings, Ltd.	490,000	73,573
	Superior Metal Printing, Ltd.	490,500	50,286
	Thakral Corp., Ltd.	6,028,000	442,417
	Tiong Woon Corp. Holding, Ltd.	906,000	190,805
*	Transmarco, Ltd.	106,500	47,422
	Trek 2000 International, Ltd.	1,004,000	341,204
	TSM Resources, Ltd.	1,502,000	293,540
#	TT International, Ltd.	2,109,600	290,156
*	Tuan Sing Holdings, Ltd.	3,362,000	177,078
*	Ultro Technologies, Ltd.	530,000	33,997
	Unisteel Technology, Ltd.	974,000	735,273
	United Engineers, Ltd.	846,666	769,739
	United Overseas Insurance, Ltd.	125,500	249,575
	United Pulp & Paper Co., Ltd.	354,000	89,043
	UOB-Kay Hian Holdings, Ltd.	1,602,000	976,210
	Vicom, Ltd.	120,000	66,611
	WBL Corp., Ltd.	647,000	1,180,617
*	Xpress Holdings, Ltd.	1,392,000	48,720

*	Yongnam Holdings, Ltd.	1,506,000	13,240
TOTAL COMMON STOCKS (Cost $57,040,705)			51,143,694

INVESTMENT IN CURRENCY — (0.0%)
*	Singapore Dollars		12,048
(Cost $12,049)

RIGHTS/WARRANTS — (0.0%)
*	Acma, Ltd. Warrants 11/16/04	236,300	690
*	Yongnam Holdings, Ltd. Warrants 08/26/09	251,000	733
TOTAL RIGHTS/WARRANTS (Cost $0)			1,423

TOTAL — SINGAPORE (Cost $57,052,754)			51,157,165

NEW ZEALAND — (8.6%)
COMMON STOCKS — (8.6%)
*	AFFCO Holdings, Ltd.	1,935,950	509,825
	Cavalier Corp., Ltd.	283,674	933,203
	CDL Hotels NZ, Ltd.	1,387,344	429,332
	CDL Investments NZ, Ltd.	306,025	58,427
	Colonial Motor Co., Ltd.	126,795	258,211
*	Cue Energy Resources NL	452,354	21,203
	DB Breweries, Ltd.	312,589	1,939,617
	Ebos Group, Ltd.	112,108	288,169
*	Evergreen Forests, Ltd.	323,301	88,784
	Hallenstein Glassons Holdings, Ltd.	241,638	548,785
	Hellaby Holdings, Ltd.	201,679	755,677
	Horizon Energy Distribution, Ltd.	40,420	105,142
	Met Lifecare, Ltd.	270,895	454,708
	Michael Hill International, Ltd.	156,746	696,109
*	New Zealand Oil & Gas, Ltd.	584,872	333,040
	New Zealand Refining Co., Ltd.	84,779	1,228,518
	Northland Port Corp. (New Zealand), Ltd.	219,997	405,662
	Nuplex Industries, Ltd.	271,267	914,130
*	Pacific Retail Group, Ltd.	194,156	261,750
	Port of Tauranga, Ltd.	541,952	1,840,310
	Powerco, Ltd.	804,832	1,080,217
*	Provenco Group, Ltd.	281,600	113,095
	Pyne Gould Guinness, Ltd.	229,634	285,889
	Restaurant Brand New Zealand, Ltd.	369,175	319,168
*	Richina Pacific, Ltd.	309,644	89,799
*	Rubicon, Ltd.	995,760	596,652
	Ryman Healthcare Group, Ltd.	415,999	839,177
	Sanford, Ltd.	418,047	1,205,855
	Scott Technology, Ltd.	60,843	130,221
*	Seafresh Fisheries	80,520	1,479

South Port New Zealand, Ltd.	30,744	26,943
Steel & Tube Holdings, Ltd.	379,638	1,140,503
Tasman Farms	157,056	0
Taylors Group, Ltd.	29,646	49,769
Tourism Holdings, Ltd.	402,452	506,189
* Trans Tasman Properties, Ltd.	2,311,308	593,198
# Waste Management NZ, Ltd.	430,471	1,418,371
Williams & Kettle, Ltd.	57,558	113,908
Wrightson, Ltd.	222,276	222,378
TOTAL COMMON STOCKS (Cost $13,387,745)		20,803,413

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		13,753
(Cost $13,247)
TOTAL — NEW ZEALAND (Cost $13,400,992)		20,817,166

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Exergy, Inc.	7,260	0

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Autoways Holdings Berhad	10,000	3,395
* Jaks Resources Berhad	11,975	3,844
* Promet Berhad	1,143,000	87,229
* Rekapacific Berhad	473,000	0
* RNC Corp. Berhad	33,000	3,560
* Saship Holdings Berhad	223,520	52,351
TOTAL — MALAYSIA (Cost $1,212,987)		150,379

	Face Amount (000)	Value †

TEMPORARY CASH INVESTMENTS — (12.7%)
Repurchase Agreement, Deutsche Bank Securities 1.55%, 09/01/04 (Collateralized by $29,102,743 U.S. TIPS 1.875%, 07/15/13, valued at $29,557,619) to be repurchased at $28,256,307 (Cost $28,255,090) ^	$28,255	28,255,090

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $2,473,000 FHLMC Notes 1.85%, 11/17/04, valued at $2,482,274) to be repurchased at $2,445,093 (Cost $2,445,000)	2,445	2,445,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $30,700,090)		30,700,090

TOTAL INVESTMENTS — (100.0%) (Cost $256,738,352)††		$241,670,937

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $256,788,366.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (98.5%)
COMMON STOCKS — (98.5%)
	4imprint P.L.C.	50,375	$127,789
	600 Group P.L.C.	100,910	116,614
	Abacus Group P.L.C.	75,000	324,784
	Abbeycrest P.L.C.	42,590	48,381
	Abbot Group P.L.C.	239,595	846,549
	Aberdeen Asset Management P.L.C.	377,314	527,236
	Acal P.L.C.	33,999	248,511
*	Acambis P.L.C.	137,000	764,423
*	Advanced Medical Solutions P.L.C.	29,802	4,015
*	Advanced Power Components, Ltd.	47,871	7,113
	AEA Technology P.L.C.	87,065	307,016
	AGA Food Service Group P.L.C.	174,500	678,175
	Aggreko P.L.C.	372,996	1,023,171
*	AIM Group P.L.C.	32,063	40,376
*	Air Partner P.L.C.	11,763	84,841
*	Airflow Streamlines P.L.C.	20,500	21,574
	Airsprung Furniture Group P.L.C.	58,000	51,126
	Alba P.L.C.	105,025	1,477,610
	Alexandra P.L.C.	86,243	142,922
	Alexon Group P.L.C.	116,632	688,279
*	Alizyme P.L.C.	182,900	437,377
	Alpha Airports Group P.L.C.	392,541	613,712
	Alphameric P.L.C.	172,688	246,237
*	Alterian P.L.C.	39,937	59,283
	Alumasc Group P.L.C.	100,245	258,241
	Alvis P.L.C.	191,010	1,095,937
	Amberley Group P.L.C.	200,000	59,218
	Amec P.L.C.	49,000	280,664
	Amstrad P.L.C.	149,652	551,136
*	Anglesey Mining P.L.C.	55,000	3,958
	Anglo Eastern Plantations P.L.C.	69,228	221,286
	Anglo Pacific Group P.L.C.	100,417	150,150
*	Anite Group P.L.C.	467,715	415,419
*	Antisoma P.L.C.	389,246	94,382
*	API Group P.L.C.	51,500	71,774
*	Applied Optical Technologies P.L.C.	75,383	38,982
*	ARC International P.L.C.	189,625	93,345

*	Arena Leisure P.L.C.	901,656	696,150
*	Argonaut Games, Ltd.	100,000	6,114
	Arla Foods UK P.L.C.	1,409,375	1,282,997
	Arm Holdings P.L.C.	127,000	182,048
	Arriva P.L.C.	129,697	1,007,935
*	Ashtead Group P.L.C.	435,651	378,209
*	Ashtenne Holdings P.L.C.	46,940	303,994
*	Ashtenne Holdings P.L.C. Series B	93,880	329,326
	Atkins Ws P.L.C.	144,022	1,674,288
	Atrium Underwriting P.L.C.	77,002	243,292
	Austin Reed Group P.L.C.	68,999	167,613
	Autologic Holdings P.L.C.	58,180	240,069
*	Autonomy Corp. P.L.C.	168,767	502,067
	Avesco P.L.C.	29,998	43,981
	Aveva Group P.L.C.	28,257	267,019
	Avis Europe P.L.C.	1,436,185	2,134,538
	Avon Rubber P.L.C.	36,672	152,049
*	AWG P.L.C.	16,000	182,731
*	AWG P.L.C. Redeemable Shares	5,312,000	9,556
*	Axis-Shield P.L.C.	58,284	196,326
	Axon Group P.L.C.	76,340	156,273
	Babcock International Group P.L.C.	383,561	783,065
	Baggeridge Brick P.L.C.	98,000	256,409
*	Bailey (C.H.) P.L.C.	109,500	19,206
*	Bailey (C.H.) P.L.C. Class B	10,000	10,794
*	Baltimore Technologies P.L.C.	60,656	25,403
	Barr (A.G.) P.L.C.	43,000	510,485
	Beattie (James) P.L.C.	132,247	283,163
*	Bede P.L.C.	72,498	40,096
	Belhaven Brewery Group P.L.C.	39,070	324,630
	Bellway P.L.C.	127,364	1,762,363
	Ben Bailey P.L.C.	26,000	194,584
	Bespak P.L.C.	55,918	451,232
*	Biocompatibles International P.L.C.	45,777	151,188
*	Bioquell P.L.C.	50,194	133,729
	Biotrace International P.L.C.	75,000	114,696
	Birse Group P.L.C.	421,901	106,300
	Black Arrow Group P.L.C.	56,500	62,509
	Blacks Leisure Group P.L.C.	60,959	457,989
	Bloomsbury Publishing P.L.C.	94,003	422,602
*	BNB Resources P.L.C.	89,395	24,905
	Body Shop International P.L.C.	476,534	1,370,052
	Bodycote International P.L.C.	426,646	1,125,388
*	Bookham Technology P.L.C.	510,142	338,806
	Boot (Henry) P.L.C.	61,936	395,818
	Bovis Homes Group P.L.C.	157,801	1,592,974
	BPP Holdings P.L.C.	106,500	591,803
*	Bradstock Group P.L.C.	5,200	4,116
*	Braemar Seascope Group P.L.C.	24,020	118,244
	Brammer (H.) P.L.C.	119,123	283,945
*	Brandon Hire P.L.C.	37,654	85,683
	Brewin Dolphin Holdings P.L.C.	260,332	345,969

	Bristol Water Group P.L.C.	31,800	228,916
	Britannic P.L.C.	261,455	1,673,878
	British Polythene Industries P.L.C.	56,740	288,000
	British Vita P.L.C.	255,160	1,118,452
	Brixton P.L.C.	296,900	1,647,883
*	Broadcastle P.L.C.	42,033	62,161
*	Brown & Jackson P.L.C.	534,894	544,359
	Brown (N) Group P.L.C.	499,096	1,052,893
	BSS Group P.L.C.	47,905	622,655
*	BTG P.L.C.	220,220	411,384
	Burtonwood Brewery P.L.C.	38,000	270,184
	Business Post Group P.L.C.	117,932	1,151,115
	BWD Securities P.L.C.	29,403	223,246
	Caffyns P.L.C.	6,000	73,515
*	Cairn Energy P.L.C.	183,836	4,963,838
*	Cambridge Antibody Technology Group P.L.C.	62,735	524,789
*	Cammell Laird Holdings P.L.C.	256,158	27,649
	Capital & Regional P.L.C.	83,991	838,035
	Capital Radio P.L.C.	110,198	807,031
	Carclo P.L.C.	100,463	78,728
	Care UK P.L.C.	64,835	367,774
	Carillion P.L.C.	286,809	996,728
*	Carlisle Holdings, Ltd.	8,709	52,105
	Carpetright P.L.C.	125,839	2,470,286
	Carr’s Milling Industries P.L.C.	19,000	113,782
	Castings P.L.C.	79,000	247,374
*	Celtic P.L.C.	40,759	46,560
*	Cenes Pharmaceuticals P.L.C.	298,612	52,327
	Chamberlin & Hill P.L.C.	18,000	54,719
	Chapelthorpe P.L.C.	646,612	256,207
	Character Group P.L.C.	59,041	53,078
	Charles Taylor Consulting P.L.C.	67,918	313,170
*	Charter P.L.C.	230,484	664,083
*	Che Group P.L.C.	51,533	38,040
	Chemring Group P.L.C.	49,000	353,507
	Chesnara P.L.C.	92,900	172,972
*	Chime Communications P.L.C.	305,512	155,799
	Chloride Group P.L.C.	485,500	390,255
	Christie Group P.L.C.	53,263	105,216
	Chrysalis Group P.L.C.	286,082	914,926
	Churchill China P.L.C.	30,000	115,535
*	City North Group P.L.C.	28,153	107,790
	City Restaurant Group P.L.C.	275,712	422,378
	Clarkson (Horace) P.L.C.	44,733	455,665
*	Clinical Computing P.L.C.	46,666	22,643
	Clinton Cards P.L.C.	433,380	635,591
*	CLS Holdings P.L.C.	152,907	964,193
	CML Microsystems P.L.C.	28,361	210,119
	Colefax Group P.L.C.	60,000	97,143
	Collins Stewart Tullett P.L.C.	137,946	882,431
*	Colt Telecom Group P.L.C.	1,229,589	846,554
	Comino Group P.L.C.	18,348	55,393

	Communisis P.L.C.	237,134	465,068
	Compel Group P.L.C.	36,601	50,210
	Computacenter P.L.C.	220,071	1,300,514
*	Cookson Group P.L.C.	2,516,201	1,509,665
	Coral Products P.L.C.	50,000	38,845
*	Corin Group P.L.C.	50,497	271,889
*	Corporate Services Group P.L.C.	1,535,192	264,873
	Cosalt P.L.C.	30,700	183,861
*	Costain Group P.L.C.	835,404	619,532
*	Country & Metropolitan P.L.C.	24,413	81,634
	Countryside Property P.L.C.	111,482	387,101
	Countrywide P.L.C.	185,800	954,269
	Courts P.L.C.	110,722	190,992
	Cox Insurance Holdings P.L.C.	534,131	638,236
	Cranswick P.L.C.	54,941	363,113
	Crest Nicholson P.L.C.	267,250	1,679,889
	Creston P.L.C.	28,278	68,563
	Croda International P.L.C.	176,035	885,711
	Cropper (James) P.L.C.	22,000	57,770
*	Culver Holdings P.L.C.	338	73
	Daejan Holdings P.L.C.	25,000	1,096,440
	Dairy Crest Group P.L.C.	165,769	963,447
*	Dana Petroleum P.L.C.	98,651	604,296
*	Danka Business Systems P.L.C.	332,777	311,189
	Dart Group P.L.C.	74,000	254,813
	Davis Service Group P.L.C.	227,016	1,598,920
	Dawson Holdings P.L.C.	83,245	236,039
*	Dawson International P.L.C.	100,688	10,861
*	DCS Group P.L.C.	10,000	1,481
	De la Rue P.L.C.	243,525	1,366,659
	Dechra Pharmaceiticals P.L.C.	67,432	175,613
	Dee Valley Group P.L.C.	4,214	51,568
	Delta P.L.C.	252,626	385,800
	Deltron Electronics P.L.C.	45,452	54,308
*	Densitron International P.L.C.	74,175	19,092
	Derwent Valley Holdings P.L.C.	90,000	1,450,427
	Detica Group P.L.C.	29,314	296,989
	Development Securities P.L.C.	50,000	332,967
*	Development Securities P.L.C.	7,390	48,856
	DeVere Group P.L.C.	132,501	995,567
	Devro P.L.C.	213,653	435,260
	Dewhurst P.L.C.	9,000	20,238
	Dewhurst P.L.C. Class A Non-Voting	15,500	29,278
	DFS Furniture Co. P.L.C.	135,600	1,056,684
	Diagonal P.L.C.	104,323	92,588
	Dickinson Legg Group P.L.C.	11,935	5,117
	Dicom Group P.L.C.	30,000	377,388
*	Dimension Data Holdings P.L.C.	939,000	492,405
	Diploma P.L.C.	30,191	302,334
	Domestic & General Group P.L.C.	47,868	477,539
	Domino Printing Sciences P.L.C.	355,935	1,426,489
	Domnick Hunter Group P.L.C.	47,242	314,968

*	Dowding & Mills P.L.C.	336,440	65,019
	DRS Data Research Services P.L.C.	26,825	24,644
	DTZ Holdings P.L.C.	114,500	340,250
*	Duelguide Units P.L.C.	3,971	38,418
*	Durlacher Corp. P.L.C.	15,272	24,401
	Dyson Group P.L.C.	42,750	233,834
	East Surrey Holdings P.L.C.	202,807	1,203,133
*	Easyjet P.L.C.	686,609	1,811,368
*	Easynet Group P.L.C.	158,575	240,249
*	Easyscreen P.L.C.	72,275	27,848
*	Ebookers P.L.C.	109,492	286,472
*	Edinburgh Oil & Gas P.L.C.	47,564	143,297
*	Eidos P.L.C.	183,310	339,950
	Eldridge Pope & Co. P.L.C.	25,000	67,977
	Eleco P.L.C.	104,685	61,333
	Electronic Data Processing P.L.C.	55,200	71,309
*	Elementis P.L.C.	573,383	356,668
*	Emerald Energy P.L.C.	6,178,398	127,607
*	Emess P.L.C.	288,250	38,848
	Ennstone P.L.C.	295,323	203,448
*	Enodis P.L.C.	524,429	882,582
*	Entertainment Rights P.L.C.	558,958	106,755
*	Eurodis Electron P.L.C.	1,230,802	66,851
	Euromoney Institutional Investors P.L.C.	204,480	1,262,590
*	European Colour P.L.C.	82,090	28,414
	European Motor Holdings P.L.C.	118,325	442,171
*	European Telecom P.L.C.	7,000	0
	Evans of Leeds Contingent Units P.L.C.	80,000	0
	Expro International Group P.L.C.	88,349	476,926
	Fenner P.L.C.	144,722	283,851
*	Ferguson International Holdings P.L.C.	89,105	43,280
	Ferraris Group P.L.C.	63,540	135,913
*	Fibernet Group P.L.C.	70,153	111,639
*	FII Group P.L.C.	41,166	4,999
	Filtronic P.L.C.	98,438	332,402
*	Financial Objects P.L.C.	7,000	5,306
	Findel P.L.C.	142,288	1,060,880
	First Choice Holidays P.L.C.	862,478	1,915,009
	First Technology P.L.C.	128,111	670,623
	Fisher (James) & Sons P.L.C.	76,000	371,848
	FKI P.L.C.	773,617	1,691,237
	Forminster P.L.C.	43,333	13,252
	Forth Ports P.L.C.	142,983	2,924,127
	Fortress Holdings P.L.C.	120,728	59,725
*	Fortune Oil P.L.C.	2,595,243	276,748
	Freeport P.L.C.	48,808	319,846
	French Connection Group P.L.C.	237,248	1,643,670
	Fuller, Smith & Turner P.L.C. Series A	20,000	254,238
	Fulmar P.L.C.	107,500	137,879
	Future Network P.L.C.	430,444	443,870
	Galliford Try P.L.C.	517,870	475,939
	Game Group P.L.C.	534,000	588,005

	Games Workshop Group P.L.C.	41,013	531,306
*	Gaming International P.L.C.	14,000	13,474
*	Garton Engineering P.L.C.	10,248	0
*	Gaskell P.L.C.	36,000	8,471
	GB Group P.L.C.	250,000	66,418
	Geest P.L.C.	97,588	910,563
*	Genetix Group P.L.C.	92,497	73,264
	Get Group P.L.C.	13,200	45,436
	Gibbs & Dandy P.L.C.	9,000	59,079
	Gleeson (M.J.) Group P.L.C.	112,355	388,082
*	Global Natural Energy P.L.C.	11,004	45,121
*	Glotel P.L.C.	49,741	97,135
	Go-Ahead Group P.L.C.	80,448	1,642,221
	Goldshield Group P.L.C.	49,104	204,734
	Gowrings P.L.C.	5,000	6,296
	Grainger Trust, Ltd.	41,959	1,339,193
	Great Portland Estates P.L.C.	279,192	1,381,419
	Greene King P.L.C.	92,950	1,740,663
*	Greenwich Resources P.L.C.	438,664	16,769
	Greggs P.L.C.	26,000	1,644,523
*	Gresham Computing P.L.C.	65,768	302,254
	Group 4 Securicor P.L.C.	664,050	1,394,686
	Guiness Peat Group P.L.C.	1,137,590	1,406,792
	GWR Group P.L.C.	225,354	985,317
*	Gyrus Group P.L.C.	110,664	422,834
	Halma P.L.C.	489,564	1,290,438
	Halstead (James) Group P.L.C.	52,208	467,130
*	Hampson Industries P.L.C.	250,757	86,821
*	Hampton Trust P.L.C.	232,050	5,740
	Hardy Underwriting Group P.L.C.	46,683	195,589
	Hardys & Hansons P.L.C.	48,000	435,867
*	Harvey Nash Group P.L.C.	183,750	254,747
	Havelock Europa P.L.C.	40,813	84,458
*	Hawtin P.L.C.	196,500	37,805
	Haynes Publishing Group P.L.C.	14,703	100,835
	Headlam Group P.L.C.	152,974	1,101,758
	Heath (Samuel) & Sons P.L.C.	7,500	60,715
	Helical Bar P.L.C.	46,000	785,722
	Helphire Group P.L.C.	159,600	634,587
	Hercules Property Services P.L.C.	25,132	126,647
	Heywood Williams Group P.L.C.	140,400	219,327
	Highbury House Communications P.L.C.	439,166	98,756
	Highway Insurance Holdings P.L.C.	467,933	273,676
	Hill & Smith Holdings P.L.C.	86,850	162,708
	Hiscox P.L.C.	387,778	1,202,094
	Hit Entertainment P.L.C.	238,212	965,850
	Hitachi Capital (UK) P.L.C.	95,799	394,113
	Holidaybreak P.L.C.	92,974	787,429
	Homeserve P.L.C.	86,400	997,230
*	Homestyle Group P.L.C.	76,141	145,326
	Hornby P.L.C.	50,000	232,504
	House of Fraser P.L.C.	395,650	858,351

	Hunting P.L.C.	223,174	636,756
	Huntleigh Technology P.L.C.	85,249	529,669
	Huntsworth P.L.C.	399,368	129,919
	Hyder Consulting P.L.C.	16,308	42,484
*	Hydro International P.L.C.	17,669	39,405
*	IAF Group P.L.C.	30,000	12,413
*	ICM Computer Group P.L.C.	27,265	150,021
	IFX Group P.L.C.	34,486	62,049
*	Imagination Technologies Group P.L.C.	239,934	275,416
*	IMS Group P.L.C.	75,000	6,071
	Incepta Group P.L.C.	280,643	348,241
	Inchcape P.L.C.	20,000	597,140
*	Incisive Media P.L.C.	119,677	250,147
*	Independent Media Distribution P.L.C.	21,621	29,640
*	Industrial & Commercial Holdings P.L.C.	5,000	135
	Infast Group P.L.C.	301,224	98,833
*	Intec Telecom Systems P.L.C.	422,173	411,655
	Intelek P.L.C.	99,880	15,315
	Intertek Group P.L.C.	70,100	721,998
	Intserve P.L.C.	179,459	866,705
*	Invensys P.L.C.	5,864,457	1,562,881
	Inveresk P.L.C.	150,000	40,950
*	IQE P.L.C.	132,400	17,707
	ISIS Asset Management P.L.C.	268,751	962,104
	Isoft Group P.L.C.	210,764	1,367,793
	Isotron P.L.C.	50,325	360,219
	Ite Group P.L.C.	472,831	553,864
	Itnet P.L.C.	98,785	325,334
*	Itouch International P.L.C.	500,263	256,258
*	Jarvis Porter Group P.L.C.	99,894	23,811
	JJB Sports P.L.C.	399,015	1,385,815
	JKX Oil and Gas P.L.C.	234,386	514,720
	John David Group P.L.C.	114,500	347,265
	Johnson Service Group P.L.C.	125,535	884,028
	Johnston Group P.L.C.	26,000	226,639
*	Kalamazoo Computer Group P.L.C.	56,120	1,767
	KBC Advanced Technologies P.L.C.	25,000	18,359
	Keller Group P.L.C.	123,128	531,479
	Kensington Group P.L.C.	90,220	621,649
*	Kewill Systems P.L.C.	88,409	100,779
	Kidde P.L.C.	232,000	492,672
	Kier Group P.L.C.	51,293	625,496
	Kiln P.L.C.	341,800	456,184
*	Kingston Communications P.L.C.	750,749	817,673
	Kleeneze P.L.C.	84,300	204,089
*	Knowledge Support Systems Group P.L.C.	25,000	360
*	La Fitness P.L.C.	53,738	189,717
	Laing (John) P.L.C.	301,961	1,275,269
	Laird Group P.L.C.	190,417	1,099,709
	Lambert Howarth Group P.L.C.	38,049	189,134
*	Lastminute.com P.L.C.	432,442	902,412
	Latchways P.L.C.	7,500	50,552

*	Laura Ashley Holdings P.L.C.	1,687,639	624,506
	Lavendon Group P.L.C.	50,092	124,781
*	Leeds United P.L.C.	66,000	178
	Lincat Group P.L.C.	19,000	135,961
	Linton Park P.L.C.	39,000	268,581
	Linx Printing Technologies P.L.C.	27,000	139,632
	Litho Supplies P.L.C.	20,000	14,967
*	London Clubs International P.L.C.	293,962	602,580
	London Industrial P.L.C.	22,308	741,583
	London Merchant Securities P.L.C.	324,905	1,059,617
	London Scottish Bank P.L.C.	263,000	572,945
	Lookers P.L.C.	57,926	318,283
*	Lorien P.L.C.	60,000	77,012
	Low & Bonar P.L.C.	132,598	272,596
	Luminar P.L.C.	99,500	739,698
	Lupus Capital P.L.C.	191,787	62,198
*	M.L. Laboratories P.L.C.	298,631	91,901
	Macfarlane Group P.L.C.	228,287	90,506
	Macro 4 P.L.C.	42,500	136,025
	Maiden Group P.L.C.	16,800	66,597
	Mallett P.L.C.	24,837	137,169
	Management Consulting Group P.L.C.	310,972	276,615
	Manchester United P.L.C.	609,642	2,867,862
	Manganese Bronze Holdings P.L.C.	32,184	90,961
	Marchpole Holdings P.L.C.	134,904	56,522
	Marlborough Stirling P.L.C.	378,295	328,112
*	Marshalls P.L.C.	221,135	1,023,368
*	Marylebone Warwick Balfour Group P.L.C.	212,463	177,931
	Matalan P.L.C.	84,701	314,759
	Mayflower Corp. P.L.C.	550,636	66,863
	McAlpine (Alfred) P.L.C.	196,111	895,011
	McBride P.L.C.	229,159	557,496
	McCarthy & Stone P.L.C.	194,968	1,994,985
	McKay Securities P.L.C.	97,232	383,065
*	Medical Solutions P.L.C.	126,658	88,615
*	Medisys P.L.C.	586,814	77,962
	Meggitt P.L.C.	514,738	2,104,012
*	Melrose Resouces P.L.C.	80,000	391,821
	Menzies (John) P.L.C.	96,850	803,521
	Merchant Retail Group P.L.C.	185,666	511,741
	Merrydown P.L.C.	59,927	106,176
	Mersey Docks & Harbour Co. P.L.C.	104,554	1,316,702
	Metal Bulletin P.L.C.	95,500	366,874
	Metalrax Group P.L.C.	358,740	509,692
	MFI Furniture Group P.L.C.	60,855	136,155
	Mice Group P.L.C.	139,909	168,365
	Michael Page International P.L.C.	522,786	1,568,583
*	Microgen P.L.C.	98,405	98,350
	Millennium and Copthorne Hotels P.L.C.	80,633	443,735
	Minerva P.L.C.	266,135	1,525,357
	Mitie Group P.L.C.	500,000	1,241,868
	Molins P.L.C.	68,000	213,433

	Monsoon P.L.C.	71,000	230,980
*	Morgan Crucible Company P.L.C.	385,842	944,600
	Morgan Sindall P.L.C.	69,599	557,343
	Morse P.L.C.	210,252	380,329
	Moss Brothers Group P.L.C.	163,400	245,911
	Mothercare P.L.C.	91,481	523,477
*	Mouchel Parkman P.L.C.	138,761	488,642
	Mowlem (John) & Co. P.L.C.	341,969	1,044,859
	MS International P.L.C.	71,500	58,136
	MSB International P.L.C.	16,000	18,799
	Mtl Instruments Group P.L.C.	24,678	96,171
	Mucklow (A & J) Group P.L.C.	175,000	988,544
*	Music Choice Europe P.L.C.	125,172	41,136
*	My Travel Group P.L.C.	628,934	61,328
	National Express Group P.L.C.	25,000	302,707
*	Ncipher P.L.C.	35,138	103,129
	Nestor Healthcare Group P.L.C.	180,200	323,943
*	Netstore P.L.C.	96,618	58,300
*	New Avesco P.L.C.	29,998	32,109
	Newcastle United P.L.C.	198,896	139,543
*	Next Fifteen Communtications P.L.C.	25,000	24,333
	NHP P.L.C.	281,875	1,061,991
	Nichols P.L.C.	66,550	183,826
	Nord Anglia Education P.L.C.	55,202	199,968
	Northamber P.L.C.	75,888	101,706
	Northern Foods P.L.C.	527,042	1,478,187
*	Northern Recruitment Group P.L.C.	22,158	64,412
*	Northgate Information Solutions P.L.C.	659,558	673,285
	Northgate P.L.C.	118,200	1,455,415
	Novar P.L.C.	573,182	1,259,317
*	NSB Retail P.L.C.	461,606	231,049
*	NXT P.L.C.	101,922	102,318
	Ocean Wilsons Holdings, Ltd.	84,250	246,128
*	OEM P.L.C.	12,000	7,448
*	Orbis P.L.C.	11,428	2,570
*	Osmetech P.L.C.	669,354	44,196
	Ottakar’s P.L.C.	30,000	199,913
	Owen (H.R.) P.L.C.	40,827	167,893
*	Oxford Biomedica, Ltd.	412,582	130,379
	Oxford Instruments P.L.C.	63,163	222,027
*	Pace Micro Technology P.L.C.	359,299	355,010
	Paladin Resources P.L.C.	427,630	1,016,824
*	Palmaris Capital P.L.C.	42,500	11,586
	Paragon Group of Companies P.L.C.	153,200	878,165
	Parity Group P.L.C.	381,072	72,983
	Park Group P.L.C.	291,600	158,907
	Partridge Fine Arts P.L.C.	58,000	64,169
	Pendragon P.L.C.	239,375	1,355,318
	Penna Consulting P.L.C.	33,000	76,634
*	Pharmagene P.L.C.	160,000	163,070
*	Photo-Me International P.L.C.	745,913	1,351,356
	PHS Group P.L.C.	692,231	948,100

*	Phytopharm P.L.C.	56,696	153,759
*	Pillar Property P.L.C.	154,196	1,786,609
	Pittards P.L.C.	60,985	43,987
	Planit Holdings P.L.C.	235,000	112,876
*	Plantation & General P.L.C.	70,623	24,774
*	Plasmon P.L.C.	100,000	391,370
	Portmeirion Group P.L.C.	22,856	62,703
	Porvair P.L.C.	62,000	114,439
	Premier Farnell P.L.C.	18,000	62,651
*	Premier Oil P.L.C.	109,591	1,139,217
*	Pressac P.L.C.	78,129	12,402
	Primary Health Properties P.L.C.	23,784	102,907
*	Probus Estates P.L.C.	83,333	1,237
*	Protherics P.L.C.	557,510	492,294
*	Provalis P.L.C.	375,538	50,008
	PSD Group P.L.C.	43,500	206,228
*	Psion P.L.C.	587,351	562,870
	PZ Cuzzons P.L.C.	34,618	832,412
*	QA P.L.C.	158,950	11,158
*	Quantica P.L.C.	50,736	48,641
*	Queens Moat Houses P.L.C.	159,000	24,313
	Quintain Estates & Development P.L.C.	158,650	1,299,627
*	QXL Ricardo P.L.C.	130	725
	RAC P.L.C.	142,900	1,698,641
	Radamec Group P.L.C.	35,000	22,301
	Radstone Technology P.L.C.	40,384	223,650
	Ransom (William) & Son P.L.C.	30,000	27,044
*	Redbus Imterhouse P.L.C.	206,250	46,508
	Redrow P.L.C.	212,951	1,380,707
*	Redstone P.L.C.	257,485	36,517
	Reed Health Group P.L.C.	155,333	170,665
	Reg Vardy P.L.C.	103,597	832,459
	Regent Inns P.L.C.	162,667	103,694
*	Regus Group P.L.C.	1,049,446	1,240,691
	Reliance Security Group P.L.C.	56,979	547,475
	Renishaw P.L.C.	172,969	1,649,961
	Renold P.L.C.	144,000	228,513
*	Retail Decisions P.L.C.	381,092	100,234
	Ricardo P.L.C.	114,409	391,412
	Richmond Foods P.L.C.	36,247	309,113
*	Richmond Oil & Gas P.L.C.	220,000	0
	RM P.L.C.	119,174	278,731
*	RMS Communications P.L.C.	15,000	0
*	Robert Walters P.L.C.	111,051	223,680
	Robert Wiseman Dairies P.L.C.	176,894	753,036
	ROK property solutions P.L.C.	58,166	449,489
	Rotork P.L.C.	185,440	1,299,366
	Roxboro Group P.L.C.	55,682	328,070
*	Royal Doulton P.L.C.	428,749	51,439
	Royalblue Group P.L.C.	47,200	359,595
	RPC Group P.L.C.	116,100	405,687
	RPS Group P.L.C.	257,158	571,833

	Rugby Estates P.L.C.	15,328	75,754
	Rutland Trust P.L.C.	174,255	115,986
	S & U P.L.C.	21,140	193,940
*	Safeland P.L.C.	25,000	22,712
	Salvesen (Christian) P.L.C.	367,765	322,395
	Sanctuary Group P.L.C.	444,589	356,223
	Savills P.L.C.	104,000	770,004
	Scapa Group P.L.C.	163,581	79,147
*	Scipher P.L.C.	34,563	622
	Scottish & Newcastle P.L.C.	58,467	418,562
	Scottish Radio Holdings P.L.C.	69,655	1,119,273
	SCS Upholstery P.L.C.	29,000	141,187
*	SDL P.L.C.	84,032	190,594
	Seashell Group P.L.C.	1,441	1,945
	Secure Trust Group P.L.C.	27,118	184,338
	Senior P.L.C.	396,524	267,770
	Serco Group P.L.C.	235,235	844,168
*	Servicepower Technologies P.L.C.	150,000	91,603
	Severfield-Rowan P.L.C.	26,211	176,752
	SFI Group P.L.C.	26,713	14,897
	Shaftesbury P.L.C.	171,500	858,652
	Shanks & McEwan Group P.L.C.	311,671	667,863
	Shiloh P.L.C.	14,500	40,801
	SHL Group P.L.C.	73,174	159,008
*	ShopRite Group P.L.C.	204,780	45,128
*	Shore Capital Group P.L.C.	344,465	182,449
	SIG P.L.C.	157,030	1,174,446
*	Simon Group P.L.C.	348,089	293,379
	Sinclair (William) Holdings P.L.C.	53,000	67,347
	Singer & Friedlander Group P.L.C.	222,438	1,118,935
	Sirdar P.L.C.	41,600	26,591
*	Skyepharma P.L.C.	913,463	907,740
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	222,620
*	Smart Approach Group P.L.C.	251,985	4,533
	SMG P.L.C.	506,261	866,593
	Smith (David S.) Holdings P.L.C.	515,086	1,354,777
	Smith (James) Estates P.L.C.	17,524	128,779
	Smith (W.H.) P.L.C.	125,843	692,313
*	Soco International P.L.C.	95,932	480,901
	Somerfield P.L.C.	661,561	1,682,376
*	Sondex P.L.C.	89,293	358,065
	South Staffordshire Group P.L.C.	21,600	306,001
	Southampton Leisure Holdings P.L.C.	19,615	16,279
	Spectris P.L.C.	166,081	1,272,513
	Speedy Hire P.L.C.	56,892	418,007
	Spirax-Sarco Engineering P.L.C.	106,811	1,062,372
*	Spirent P.L.C.	1,386,157	1,337,912
*	Sportech P.L.C.	435,000	82,133
	Spring Group P.L.C.	349,982	712,592
*	Springwood P.L.C.	37,500	2,361
	SSL International P.L.C.	251,844	1,279,725
	St. Ives P.L.C.	133,269	889,002

	St. Modwen Properties P.L.C.	200,055	1,051,031
	Stanelco P.L.C.	1,012,741	116,658
	Stanley (Charles) Group P.L.C.	86,800	297,463
	Stanley Leisure P.L.C.	226,209	1,784,183
*	Sterling Publishing Group P.L.C.	75,298	14,900
	Stylo P.L.C.	64,096	63,442
*	Superscape P.L.C.	162,101	102,192
*	Surfcontrol P.L.C.	42,400	370,390
	Swallowfield P.L.C.	15,000	20,449
	Sygen International P.L.C.	492,975	319,041
	Synstar P.L.C.	216,206	386,980
	T&F Informa Group P.L.C.	355,029	2,289,278
	T. Clarke P.L.C.	16,213	153,434
*	Tadpole Technology P.L.C.	314,463	57,197
	Tandem Group P.L.C.	327,365	0
	Tarsus Group P.L.C.	52,677	85,437
	Taylor Nelson AGB P.L.C.	109,000	395,092
	TBI P.L.C.	1,057,619	1,297,300
	Ted Baker P.L.C.	70,664	517,769
*	Teesland P.L.C.	69,925	84,909
*	Telecity P.L.C.	277,126	51,374
	Telecom Plus P.L.C.	80,656	347,571
*	Telecommunications Group P.L.C.	45,958	579
	Telemetrix P.L.C.	165,708	388,205
*	Telspec P.L.C.	25,000	6,110
*	Terence Chapman Group P.L.C.	62,500	357
	Tex Holdings P.L.C.	14,000	37,377
	The Big Food Group P.L.C.	553,051	834,811
*	The Innovation Group P.L.C.	940,000	473,841
	The Malcolm Group P.L.C.	109,377	148,261
*	The Peacock Group P.L.C.	157,398	663,614
*	The Television Corp. P.L.C.	81,937	121,839
*	The Wireless Group P.L.C.	173,594	260,858
*	Theratase P.L.C.	46,347	29,246
	Thorntons P.L.C.	158,000	462,059
	Thorpe (F.W.) P.L.C.	24,000	102,663
*	Thus Group P.L.C.	1,793,655	485,574
	Tinsley (Eliza) Group P.L.C.	19,844	8,014
*	Toad Group P.L.C.	85,507	25,409
	Topps Tiles P.L.C.	348,450	1,147,132
	Tops Estates P.L.C.	95,852	596,775
*	Torotrak P.L.C.	134,282	108,349
*	Tottenham Hotspur P.L.C.	150,000	78,968
	Town Centre Securities (New) P.L.C.	142,137	712,253
	Trace Computers P.L.C.	33,552	47,717
*	Trafficmaster P.L.C.	180,062	271,381
	Transport Development Group P.L.C.	108,182	450,995
	Treatt P.L.C.	9,957	35,376
	Trifast P.L.C.	135,388	167,338
	Trio Holdings P.L.C.	50,000	25,255
	TT Electronics P.L.C.	226,109	695,226
*	TTP Communications P.L.C.	295,493	284,213

	Tullow Oil P.L.C.	500,218	1,154,047
	U.K. Coal P.L.C.	194,549	578,003
	UCM Group P.L.C.	41,980	50,635
	Ulster Television, Ltd.	115,602	777,573
	Ultra Electronics Holdings P.L.C.	86,645	997,641
	Ultraframe P.L.C.	162,456	210,363
	Umeco P.L.C.	43,150	311,205
	Uniq P.L.C.	152,986	418,131
	Unite Group P.L.C.	144,289	578,874
	Universal Salvage P.L.C.	14,255	16,708
*	Vanco P.L.C.	134,831	571,442
	Vega Group P.L.C.	32,300	87,703
*	Venture Production P.L.C.	141,335	601,846
*	Vernalis P.L.C.	225,579	327,801
*	Vert (Jacques) P.L.C.	45,000	10,932
	Victoria P.L.C.	12,000	63,192
	Victrex P.L.C.	136,254	827,673
	Vislink P.L.C.	103,960	43,003
	Vitec Group P.L.C.	56,752	309,718
*	Volex Group P.L.C.	58,801	176,917
	VP P.L.C.	85,057	252,695
	VT Group P.L.C.	229,432	1,088,545
	Wagon P.L.C.	65,292	224,776
*	Walker Greenbank P.L.C.	53,105	11,703
	Warner Estate Holdings P.L.C.	86,375	782,989
*	Waterdorm P.L.C.	105,000	0
	Waterman P.L.C.	74,473	95,863
	Watermark Group P.L.C.	68,660	171,885
	Weir Group P.L.C.	272,445	1,350,976
	Wellington Holdings P.L.C.	32,446	82,911
*	Wembley P.L.C.	36,926	442,791
	Westbury P.L.C.	202,522	1,568,687
*	Weston Medical Group P.L.C.	50,200	2,258
	Wetherspoon (J.D.) P.L.C.	264,451	1,157,889
	Whatman P.L.C.	241,935	840,746
	White Young Green P.L.C.	74,666	274,813
	Whitehead Mann Group P.L.C.	95,000	393,867
	Whittard of Chelsea P.L.C.	30,000	108,006
*	Wiggins Group P.L.C.	1,148,266	119,863
	Wilmington Group P.L.C.	126,246	241,306
	Wilshaw P.L.C.	198,409	30,339
	Wilson Bowden P.L.C.	7,000	139,017
	Wincanton P.L.C.	147,600	631,958
	Windsor P.L.C.	50,000	37,643
	Wolverhampton & Dudley Breweries P.L.C.	96,729	1,480,160
	Wood Group (John) P.L.C.	830,580	1,899,612
	Woolworths Group P.L.C.	1,865,047	1,460,465
	Workplace Systems International P.L.C.	238,739	60,130
*	Worthington Group P.L.C.	10,265	3,878
	WSP Group P.L.C.	90,000	320,530
	Wyevale Garden Centres P.L.C.	74,407	439,485
	Wyndeham Press Group P.L.C.	73,066	147,440

*	XAAR P.L.C.	66,357	111,941
	XANSA P.L.C.	481,962	637,609
*	Xenova Group P.L.C.	436,931	72,819
	XKO Group P.L.C.	30,304	39,422
*	XP Power P.L.C.	26,903	206,195
	Yates Group P.L.C.	76,263	198,184
*	Yorkshire Group P.L.C.	82,504	8,534
	Young & Co’s Brewery P.L.C.	10,000	166,403
	Young & Co’s Brewery P.L.C. Class A	5,234	115,650
	Yule Catto & Co. P.L.C.	250,449	1,198,405
	Zotefoams P.L.C.	62,000	74,829
TOTAL COMMON STOCKS (Cost $241,428,259)			298,989,019

INVESTMENT IN CURRENCY — (0.0%)
*	British Pound Sterling		138,903
(Cost $154,504)

RIGHTS/WARRANTS — (0.0%)
*	Che Group P.L.C. Rights 08/11/04	27,282	0
*	Creston P.L.C. Warrants 09/30/04	1,000	0
*	Emerald Energy P.L.C. Rights 08/27/04	8,826	0
*	Intec Telecom Systems P.L.C. Rights 08/26/04	63,325	0
	Letter of Entitlements — Audemars Piguet	90,242	0
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	4,544
	SFI Holdings Litigation Certificate	26,713	0
	Xenova Group P.L.C. Contingent Rights 08/14/11	94,500	0
*	Xenova Group P.L.C. Warrants 12/31/08	56,991	3,600
TOTAL RIGHTS/WARRANTS (Cost $4,781)			8,144

		Face Amount @

BONDS — (0.0%)
	Duelguide Units P.L.C. Bond 2014	$21	0
(Cost $0)
TOTAL — UNITED KINGDOM (Cost $241,587,544)			299,136,066

UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
	Serena Software, Inc.	8,566	$134,064
(Cost $109,150)

		Value †

TEMPORARY CASH INVESTMENTS — (1.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $4,363,000 FHLMC Notes 1.85%, 11/17/04, valued at $4,379,361) to be repurchased at $4,314,164	4,314	4,314,000
(Cost $4,314,000)

TOTAL INVESTMENTS — (100.0%)
(Cost $246,010,694)††		$303,584,130

†	See Security Valuation Note.
@	Denominated in local currency or the Euro.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $246,021,828.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

FRANCE — (13.3%)
COMMON STOCKS — (13.3%)
	Affine	1,400	$107,620
	Ales Groupe SA	6,648	97,671
	Algeco SA	3,326	400,308
*	Alstom SA	177,212	95,175
	Altedia SA	2,800	49,401
*	Alten SA	21,372	373,677
* #	Altran Technologies SA	82,633	548,316
	Apem SA	1,000	69,591
	April Group SA	31,201	651,093
	Ares (Groupe) SA	5,500	32,485
	Arkopharma	18,720	354,791
	Assystem Brime SA	7,580	115,085
	Aubay SA	5,774	25,446
	Audika SA	1,900	123,394
*	Baccarat SA	1,090	105,266
	Bacou-Dalloz	6,287	395,868
#	Bains de Mer et du Cercle des Etrangers a Monaco	4,615	1,619,331
	Banque Tarneaud SA	1,000	164,399
#	Beneteau SA	13,527	857,247
*	Bigben Interactive	2,100	8,827
	Boiron SA	16,659	448,915
	Boizel Chanoine Champagne SA	600	33,493
#	Bonduelle SA	6,723	582,875
	Bongrain SA	13,083	828,105
	Bricorama SA	3,379	187,940
	Brioche Pasquier SA	2,888	182,674
	Buffalo Grill SA	1,028	14,520
*	Bull SA	379,800	176,511
	Burelle SA	4,030	411,594
*	Business Objects SA	16,500	307,259
*	BVRP SA	2,900	39,871
	Camaieu SA	4,988	425,401
*	Cap Gemini SA	3,066	87,353
*	Carbone Lorraine	33,245	1,398,590
	Cegedim SA	6,902	476,657
	CEGID SA	18,000	510,793
	CFCAL-Banque	840	393,494
	CFF Recycling SA	84,608	1,317,867
	Cie Financiere Pour La Location D’Immeubles Industriels & Commerciaux Sa	6,400	311,370
	Clarins SA	7,332	492,843

*	Club Mediterranee SA	15,665	705,374

	Consortium International de Diffusion et de Representation Sante	600	7,687
	Crometal SA	1,100	56,046
*	CS Communication et Systemes	4,983	121,681
*	Damartex SA	22,900	653,646
*	Dane-Elec Memory SA	11,400	35,028
	Delachaux SA	1,300	158,087
	Deveaux SA	1,040	97,863
	Didot-Bottin	1,620	187,035
*	DMC (Dollfus Mieg et Cie)	9,630	51,073
*	Dynaction SA	10,660	193,753
	Eiffage SA	7,650	700,297
	Electricite de Strasbourg	23,784	3,132,313
	Elior	104,108	928,658
	Esso SA	3,200	434,785
	Etam Developpement SA	7,300	207,536
	Euler-Hermes SA	12,758	682,695
*	Eurafrance	43,296	2,793,165
*	Euraltech SA	11,700	22,532
* #	Euro Disney SCA	797,643	252,274
	Evialis SA	1,200	42,657
	Exel Industries SA	1,800	104,418
*	Explosifs et de Produits Chimiques	524	165,668
	Faurecia SA	6,500	462,785
#	Fimalac SA	111,143	4,234,077
	Fininfo SA	9,760	249,467
	Fleury Michon SA	3,100	162,731
	France-Africaine de Recherches Petrolieres (Francarep)	4,250	568,828
	Francois Freres (Tonnellerie) SA	3,150	76,613
*	Gantois Series A	647	17,584
	Gascogne SA	6,472	550,693
#	Gaumont	14,607	1,008,190
*	GCI (Groupe Chatellier Industrie SA)	7,258	882
* #	Generale de Geophysique SA	20,770	1,189,394
	Generale de Sante	32,259	469,603
	Generale Location SA	9,000	201,604
*	Geodis SA	4,379	372,652
	Gespac System	1,100	18,582
	Gevelot	3,584	217,884
	GFI Informatique SA	26,700	156,764
	Gifi	4,678	233,388
*	Ginger (Groupe Ingenierie Europe)	2,600	45,503
	Grands Moulins de Strasbourg	110	57,897
	Groupe Bourbon SA	19,038	778,464
	Groupe Crit	6,900	162,204
*	Groupe Flo SA	11,900	60,748
*	Groupe Focal SA	1,400	8,311
	Groupe Go Sport SA	2,207	144,663
	Groupe Guillin SA	1,200	92,136
#	Groupe Open SA	6,000	69,000
	Groupe Steria	14,365	438,445

	Guerbet SA	1,700	119,992
*	Guitel	116	536
	Guyenne et Gascogne SA	26,000	2,945,412
	Havas SA	62,300	298,062
*	Hotels et Casinos de Deauville	2,055	1,062,325
#	Hyparlo SA	5,514	274,179
	IDSUD	614	16,845
*	IMS International Metal Service SA	12,630	114,221
	Industrielle et Financiere d’Entreprise SA	300	48,345
* #	Infogrames Entertainment SA	83,638	157,061
#	Ingenico SA	61,820	1,133,360
*	Ioltech SA	500	44,757
	Ipsos SA	5,776	555,008
	Kaufman et Broad SA	7,722	310,070
	Lafuma SA	810	59,162
	Laurent-Perrier	3,100	106,318
	Lectra Systemes SA	23,092	182,906
	Lisi SA	7,827	387,305
	Manitou SA	44,368	1,266,946
	Manutan International SA	4,700	223,129
#	Marionnaud Parfumeries Retails Perfumes	11,209	296,787
*	Matussiere et Forest SA	13,600	47,932
*	Metaleurop SA	35,449	23,264
	MGI Coutier SA	1,400	50,802
	Montupet SA	32,450	626,805
	Mr. Bricolage SA	6,600	176,789
*	MRM	1,424	14,044
	Neopost SA	7,200	435,723
	Nexans	15,136	499,295
	Norbert Dentressangle	8,372	408,223
	Nord Est SA	21,507	1,013,084
* #	Oberthur Card Systems SA	53,640	367,936
*	Oeneo	31,265	83,750
*	Otor SA	13,700	62,797
	Parcours SA	5,300	31,157
	Passat SA	2,400	43,919
*	Penauille Polyservices SA	10,200	84,572
	Petit Forestier SA	3,043	118,448
#	Pierre & Vacances	6,635	565,727
	Pinguely-Haulotte SA	25,000	166,069
	Plastic Omnium SA	15,423	727,467
	Plastivaloire SA	1,700	47,060
	Prosodie SA	4,500	104,000
	Provimi SA	4,170	77,997
	PSB Industries SA	1,240	185,030
*	Radiall SA	1,340	100,410
	Robertet SA	1,076	129,530
	Rodriguez Group SA	9,687	474,545
	Rougier SA	2,040	152,529
*	S.T. Dupont SA	3,800	23,398
	Sabeton	13,500	181,093
	Samse SA	4,400	508,248

	Sasa Industries SA	1,000	26,757
*	Saveurs de France-Brossard	900	24,013
* #	Scor SA	524,279	756,070
	SDR de Bretagne SA	1,314	39,163
	SEB SA Prime Fidelite 2002	3,300	346,656
	Sechilienne-Sidec	2,200	387,244
	Securidev SA	1,500	23,535
	Selectibail	29,286	967,454
	Signaux Girod SA	600	32,400
	SILIC (Societe Immobiliere de Location pour L’industrie et le Commerce)	15,009	1,113,557
	Skis Rossignol SA	41,668	658,556
	Smoby SA	500	48,620
	Societe du Louvre SA	14,513	1,440,629
*	Societe Francais des Papiers Peints	400	1,672
	Societe Industrielle D’Aviations Latecoere SA	3,700	128,649
	Societe Pour L’Informatique Industrielle SA	1,800	66,605
	Solving International SA	2,160	11,925
	Somfy Interational SA	22,900	4,244,807
	Sopra SA	7,618	337,244
#	SR Teleperformance	90,928	1,961,701
	Stallergenes SA	1,949	108,930
	Ste Virbac SA	7,637	250,215
	Stef-Tfe SA	2,032	199,917
	Sucriere de Pithiviers-le-Vieil	1,825	1,252,645
*	Sylis SA	4,700	31,170
	Synergie SA	8,000	173,467
	Taittinger SA	12,700	2,935,840
*	Teisseire France SA	700	64,678
	Tessi SA	1,700	63,688
	Touax (Touage Investissement SA)	10,378	226,074
	Toupargel-Agrigel SA	6,200	165,767
	Trigano SA	7,953	407,102
* #	Ubi Soft Entertainment SA	10,800	228,759
	Unilog SA	9,747	510,896

#	Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)	31,700	3,108,886
* #	Valtech, La Defense	68,224	56,864
	Viel et Compagnie	44,339	199,637
	Vilmorin et Cie SA	2,349	370,132
	VM Materiaux SA	600	45,457
	Vranken Monopole	2,800	105,553
	Zodiac SA	14,964	495,376
TOTAL COMMON STOCKS (Cost $48,325,826)			79,359,158

RIGHTS/WARRANTS — (0.0% )
*	Ales Groupe SA Warrants 03/23/09	316	1,267
*	Ginger (Groupe Ingenierie Europe) Warrants 09/30/05	2,600	442
*	Groupe Open SA Warrants 10/21/06	1,000	608
*	Oeneo Warrants 08/26/06	14,365	2,774

*	Prosodie SA Warrants 10/28/06	900	396
*	Ubi Soft Entertainment SA Warrants 05/14/06	4,100	1,199
*	Valtech, La Defense Warrants 07/29/05	20,000	490
TOTAL RIGHTS/WARRANTS
(Cost $1,814)			7,176

TOTAL — FRANCE
(Cost $48,327,640 )			79,366,334

GERMANY — (11.7%)
COMMON STOCKS — (11.7%)
	A.S. Creation Tapeton AG	2,900	68,058
	Aareal Bank AG	46,391	1,259,206
*	Acg AG Fuer Chipkarten und Informationssysteme	15,400	19,681
	Ackermann-Goeggingen AG	8,100	149,775
	AC-Service AG	4,300	26,288
*	Adva AG Optical Networking	39,883	225,953
*	Agrob AG	5,800	57,756
*	Aigner (Etienne) AG	600	99,161
* #	Aixtron AG	74,124	351,129
*	Amadeus Fire AG	4,900	24,841
	Andreae-Noris Zahn AG, Anzag	27,200	926,154
*	Articon Integralis AG	7,900	22,747
	Atoss Software AG	3,700	40,822
*	Augusta Technologie AG	11,750	9,492
	Ava Allgemeine Handelsgesellschaft der Verbraucher AG	35,814	1,319,428
	AWD Holding AG	52,932	1,762,366
*	Baader Wertpapier Handelsbank AG	19,026	117,041
#	Balda AG	40,277	310,102
*	Basler AG	3,200	51,036
#	Beate Uhse AG	56,241	700,687
#	Bechtle AG	25,498	404,420
*	Berliner Elektro Holding AG	17,611	162,739
	Bertrandt AG	9,850	148,521
	Beru AG	14,051	949,193
	Beta Systems Software AG	2,850	53,702
	Bien-Haus AG	2,400	30,890
	Bilfinger & Berger Bau AG	44,787	1,518,258
*	Biolitec AG	8,000	36,624
*	Biotest AG	3,804	51,645
*	BKN International AG	17,600	104,359
*	BMP AG	10,600	22,809
	Boewe Systec AG	7,866	351,500
*	Borussia Dortmund GMBH & Co. KGAA	21,650	67,941
	Bremer Energiekonto AG	14,700	20,702
*	CBB Holding AG	102,602	6,983
*	Ce Consumer Electrnic AG	21,600	28,116
*	Ceag AG	20,670	201,321
*	Cenit AG Systemhaus	3,500	46,608
*	Centrotec Hochleistungskunststoffe AG	7,500	120,289

	Cewe Color Holding AG	7,073	105,768
#	Comdirect Bank AG	120,666	814,602
*	Computec Media AG	4,650	31,858
	Computerlinks AG	5,700	76,317
*	Condomi AG	1,800	3,002
*	CTS Eventim AG	14,800	245,946
	Curanum AG	21,500	46,991
*	D. Logistics AG	37,750	63,431
* #	DAB Bank AG	70,271	391,357
*	Data Modul AG	3,194	42,040
*	DEAG Deutsche Entertainment AG	10,500	24,604
	Deutsche Euroshop AG	18,927	782,505
*	Deutsche Steinzeug Cremer & Breuer AG	87,200	87,835
* #	Deutz AG	96,790	328,796
*	Dierig Holding AG	10,500	155,812
	Dis Deutscher Industrie Service AG	18,524	508,890
*	Dom-Braugerei AG	1,100	38,456
	Douglas Holding AG	43,825	1,235,198
*	Dr. Scheller Cosmetics AG	4,000	14,595
* #	Drillisch AG	28,287	110,735
*	Duerr Beteiligungs AG	17,593	333,817
	DVB Bank AG	7,124	865,669
*	Eckert and Ziegler Strahlen - und Medizintechnik AG	3,000	27,141
*	Elexis AG	8,600	50,210
	Elmos Semiconductor AG	23,218	350,985
	ElreingKlinger AG	3,000	196,522
* #	Em.TV AG	18,773	50,877
*	Emprise Management Consulting AG	8,950	14,017
*	Epcos AG	55,500	837,301
	Erlus Baustoffwerke AG	297	129,944
*	Escada AG	20,520	342,529
*	Eurobike AG	1,700	229
*	Evotec Biosystems AG	42,707	134,886
#	Feilmann AG	29,181	1,698,357
#	FJA AG	9,889	72,311
	Fortec Elektronik AG	1,400	38,825
*	Freenet.De AG	50,400	741,881
	Fuchs Petrolub AG Oel & Chemie	6,693	487,311
	GFK AG	45,483	1,174,714
*	Gft Technologies AG	22,600	35,177
*	GPC Biotech AG	23,900	311,094
	Grenkeleasing AG	15,958	622,107
	Gwag Bayerische Wohnungs- Aktiengesellschaft AG	3,383	155,608
	Hamborner AG	21,000	563,394
	Hawesko Holdings AG	4,300	112,487
*	Herlitz AG	6,962	25,440
	Hochtief AG	34,000	796,840
*	Hoeft & Wessel AG	6,100	21,192
	Hucke AG	8,300	35,580
	Hugo Boss AG	25,100	562,090
	Hutschenreuther AG	2,800	31,243
*	I-D Media AG	9,700	18,543

*	IFA Hotel & Touristik AG	7,000	57,434
*	IM International Media AG	19,800	13,306
* #	Innovation in Traffic Systems AG	12,300	32,973
	Interseroh AG	11,845	191,555
* #	Intershop Deutschland AG	7,955	8,672
*	Intertainment AG	8,500	22,726
*	Isra Vision Systems AG	3,650	55,942
	IVG Immobilien AG	143,237	1,593,817
	Iwka AG	26,613	624,248
*	Jenoptik AG	67,265	579,555
	K & S Aktiengesellschaft AG	129,500	5,111,453
	Kampa-Haus AG	10,375	71,207
	Keramag Keramische Werke AG	13,000	706,825
*	Kloeckner-Werke AG	53,211	569,124
*	Kontron AG	53,965	393,845
	Krones AG	10,180	894,833
	KSB AG	2,387	494,246
	KWS Kleinwanzlebener Saatzucht AG	1,650	1,174,124
*	Leica Camera AG	4,400	25,106
	Leifheit AG	12,500	321,797
#	Leoni AG	37,500	2,095,068
*	Loewe AG	7,100	37,102
	LPKF Laser & Electronics AG	9,000	29,505
	Masterflex AG	4,400	149,799
*	Maternus-Kliniken AG, Bad Oyenhausen	2,400	1,807
*	Maxdata AG	32,897	135,720
*	Mediclin AG	30,850	60,197
* #	Medigene AG	8,600	70,100
*	Mensch und Maschine Software AG	10,700	40,673
*	Morphosys AG	4,800	132,382
*	Mosaic Software AG	5,200	7,576
	Muehlabauer Holdings AG & Co. KGAA	7,423	254,319
*	MVS Miete Vertrieb Service AG	13,050	28,962
	MVV Energie AG	58,291	920,856
*	MWG Biotech AG	30,700	36,058
*	Nemetschek AG	7,400	64,170
*	Neschen AG	5,800	26,268
*	Norddeutsche Affinerie AG	37,449	560,658
	Norddeutsche Steingutfabrik AG	5,960	36,216
	Novasoft AG	18,550	76,859
*	November AG	5,400	29,629
*	Ohb Teledata	12,650	88,470
*	Pandatel AG	5,700	13,141
*	Paragon AG	11,282	178,874
*	Parsytec AG	11,900	36,324
	PC-Ware Information Technologies AG	5,100	46,038
*	Personal & Informatik AG	5,900	55,279
	Pfeiffer Vacuum Technology AG	8,250	316,973
*	Pfleiderer AG	51,351	443,328
*	Phoenix AG, Hamburg	37,500	780,754
*	Plambeck Neue Energien AG	19,350	33,006
*	Plasmaselect AG	4,290	21,805

*	Plenum AG	9,300	19,643
*	Primacom AG	15,200	31,186
*	Produkte und Syteme der Informationstechnologie AG	10,300	34,365
	Progress-Werk Oberkirch AG	5,000	178,546
	Puma AG	5,700	1,396,926
*	PVATepla AG	15,550	32,883
* #	Qs Communications AG	124,164	571,431
	Rational AG	15,083	943,311
*	Realtech AG	3,650	20,172
	Renk AG	19,400	605,336
	Repower Systems AG	5,000	104,820
	Rheinmetall Berlin AG	45,000	1,812,646
	Rhoen Klinikum AG	24,107	1,138,702
*	Rinol AG	5,900	16,141
*	Rohwedder AG	4,860	23,374
*	Ruecker AG	7,800	26,957
*	S.A.G. Solarstrom AG	1,000	4,655
#	Salzgitter AG	85,948	1,145,081
	Sartorius AG	11,252	169,968
	Schlott Sebaldus AG	7,440	181,841
	Schwarz Pharma AG	30,101	1,075,624
	Sektkellerei Schloss Wachenheim AG	15,120	145,077
*	Senator Entertainment AG	980	1,572
* #	SGL Carbon AG	57,758	580,719
*	Singulus Technologies AG	36,100	544,720
	Sinner AG, Karlsruhe	4,160	52,794
	Sixt AG	19,433	270,622
*	Sm Wirtschaftsberatungs AG	3,350	28,235
*	Software AG	34,296	1,029,884
#	Stada Arzneimittel AG	50,186	1,006,749
	Stahl (R.) AG	6,300	64,053
*	Steag Hamtech AG	35,473	93,162
*	Stoehr & Co. AG	16,000	67,218
*	Strabag AG	4,840	273,274
	Stratec Biomedical Systems AG	3,200	48,325
	Stuttgarter Hofbraeu AG	18,000	558,526
	Sued-Chemie AG	29,146	1,042,070
* #	Suess Microtec AG	17,785	145,514
	Syskoplan AG	3,300	20,011
*	Syzygy AG	18,000	93,517
	Takkt AG	87,707	758,695
*	Techem AG	29,076	741,772
	Technotrans AG	6,450	90,479
*	Telegate AG	20,500	273,841
*	Teles AG Informationstechnologien	26,657	188,488
*	Textilgruppe Hof AG	12,170	110,149
*	TFG Venture Capital AG & Co. KGAA	8,800	20,965
* #	Tomorrow Focus AG	42,650	121,528
*	TTL Information Technology AG	6,400	29,945
*	TV Loonland AG	7,000	13,805
*	Umweltkontor Renewable Energy AG	14,100	9,096
	United Internet AG	79,458	1,631,463

*	Utimaco Safeware AG	12,200	41,473
*	Value Management & Research AG	7,650	17,850
*	VBH (Vereinigter Baubeschlag-Handel) AG	9,415	18,612
*	Vereinigte Deutsche Nickel-Werke AG	12,150	14,482
	VK Muehlen AG	1,312	126,815
	Vossloh AG	21,469	935,005
	Wanderer-Werke AG	7,903	234,349
*	WaveLight Laser Technologies AG	1,159	19,442
*	WCM Beteiligungs AG	346,726	422,544
	Westag and Getalit AG, Rheda-Wiedenbrueck	7,000	67,723
	Wuerttembergische Lebensversicherung AG	11,330	197,786
	Wuerttembergische Metallwarenfabrik AG	30,330	536,028
	Wuerzburger Hofbraeu AG	133	63,354
	Zapf Creation AG	7,500	147,659
TOTAL COMMON STOCKS
(Cost $59,316,102)			69,999,104

RIGHTS/WARRANTS — (0.0%)
* #	Em.TV AG Options 04/18/06	18,773	6,160
* #	Em.TV AG Options 04/18/08	18,773	6,616
TOTAL RIGHTS/WARRANTS
(Cost $61,194)			12,776

TOTAL — GERMANY
(Cost $59,377,296)			70,011,880

SWITZERLAND — (9.6%)
COMMON STOCKS — (9.5%)
*	4M Technologies Holding SA	3,751	29,100
*	A. Hiestad Holding AG	294	165,966
*	Accu Holding AG Registered Shares	60	5,495
*	Actelion, Ltd.	4,400	410,028
	AFG Arbonia-Forster Holding AG	2,610	331,043
*	Agie Charmilles Holding AG	3,000	202,169
	Allreal Holding AG	4,661	368,421
	Also Holding AG	268	67,525
*	Amazys Holding AG	1,183	46,136
*	Ascom Holding AG	25,431	301,429
	Bachem AG	4,925	252,574
	Bank Coop AG	29,405	1,159,457
#	Bank Sarasin & Cie Series B, Basel	304	420,034
*	Banque Cantonale de Geneve	1,344	190,177
	Banque Cantonale du Jura	450	88,045
	Banque Cantonale Vaudoise	600	68,354
	Banque Privee Edmond de Rothschild SA, Geneve	120	1,110,914
	Barry Callebaut AG	3,526	653,719
	Basellandschaftliche Kantonalbank	600	394,923
	Basler Kantonalbank	5,250	381,454
	Batigroup Holding AG	2,902	29,986

	Belimo Holdings	330	156,462
*	Berna Biotech	18,727	116,693
	Berner Kantonalbank	4,815	578,832
	BHB Beteiligungs und Finanzgesellschaft	150	5,194
	Bobst Group SA	18,200	570,614
	Bossard Holding AG	6,350	325,688
	Bucher Industries AG, Niederweningen	3,355	608,595
	BVZ (Brig Visp Zermatt) Holding AG	370	75,135
#	Caisse d’Epargne Cantonale Vaudoise, Lausanne	697	522,154
	Calida Holding AG	396	93,747
	Carlo Gavazzi Holding AG	910	60,940
	Charles Voegele Holding AG	3,960	127,231
	Cie Financiere Tradition	5,202	430,925
	Conzzeta Holdings AG	1,415	1,143,536
*	Crossair AG, Basel	13,517	83,281
	Daetwyler Holding AG, Atldorf	348	712,390
	Edipresse SA, Lausanne	694	350,886
	EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg	4,961	3,146,518
	Eichhof Holding AG	188	156,541
	Energie Electrique du Simplon SA	350	45,297
	Energiedienst Holding AG	8,265	2,406,324
	Escor Casino & Entertainment AG	744	16,799
*	Feintol International Holding AG	254	42,894
*	Fischer (Georg) AG, Schaffhausen	1,822	449,039
*	Flughafen Zuerich AG	2,810	224,470
*	Forbo Holding AG, Eglisau	1,100	228,964
	Fuchs Petrolub AG Oel & Chemie Non-Voting	6,003	440,266
	Galenica Holding, Ltd. AG, Bern	5,088	769,247
	Geberit AG	870	618,182
*	Generale d’Affichage	1,772	243,949
	Generali (Switzerland) Holdings, Adliswil	1,670	244,493
*	Golay-Buchel Holding SA, Lausanne	40	27,286
	Gornergrat Monte Rasa-Bahnen Zermatt	70	46,922
	Gurit-Heberlein AG	1,125	837,453
	Helvetia Patria Holding	4,331	693,383
*	HPI Holding SA	6,000	7,073
	Industrieholding Cham AG, Cham	864	176,861
*	Interroll-Holding SA	320	36,651
	Jelmoli Holding AG	1,521	1,872,900
#	Jelmoli Holding AG, Zuerich (Namen)	2,835	699,091
	Kaba Holding AG	2,040	401,509
	Kardex Ag, Zuerich	8,245	179,778
*	Komax Holding AG	1,974	137,158
*	Kudelski SA	13,000	377,224
	Kuoni Reisen Holding AG	2,340	847,561
*	Leica Geosystems Holdings AG	1,933	415,761
*	Lem Holdings AG, Lyss	270	51,326
*	Logitech International SA	22,086	1,000,521
#	Luzerner Kantonalbank AG	5,000	783,156
*	Maag Holding AG, Zuerich	922	112,456
*	Micronas Semi	24,941	966,109
*	Mikron Holding AG, Biel	2,652	27,650

*	Mobilezone Holding AG	13,349	46,206
*	Moevenpick-Holding, Zuerich	1,320	331,300
	Nobel Biocare Holding AG	45,460	6,423,346
	Orell Fussli Graphische Betriebe Ag, Zuerich	2,400	261,197
	Oz Holding AG	4,400	250,052
*	Parco Industriale e Immobiliare SA	600	1,656
	Phoenix Mecano AG, Stein am Rhein	2,749	737,566
#	Phonak Holding AG	39,103	1,181,603
	PSP Swiss Property AG	39,671	1,500,801
	Publicitas Holding SA, Lausanne	1,937	592,235
	Rieters Holdings AG	4,042	1,088,338
	Roche Holding AG Genusschein	800	77,692
	SAIA-Burgess Electronics AG	423	231,793
	Sarna Kunststoff Holding AG	1,760	145,828
*	Saurer AG	12,167	615,939
*	Schaffner Holding AG	300	41,915
*	Schweiter Technology AG	819	148,985
	Schweizerhall Holding AG, Basel	140	202,566
#	Schweizerische National Versicherungs Gesellschaft	692	317,202
	Scintilla AG	170	140,797
*	SEZ Holding AG	2,982	67,863
	SIA Abrasives Holding AG	477	82,650
	Siegfried Holding AG	8,560	937,632
	Sig Holding AG	5,308	966,835
*	Sihl	150	355
*	Sika Finanz AG, Baar	1,814	980,066
#	Sopracenerina	2,409	398,772
#	St. Galler Kantonalbank	3,636	792,789
	Sulzer AG, Winterthur	1,637	459,316
*	Swiss Prime Site AG	2,563	541,357
*	Swisslog Holding AG	17,025	14,291
*	Swissquote Group Holding SA	270	18,895
*	Tamedia AG	5,300	422,705
#	Tecan Group AG	5,859	151,324
*	Temenos Group AG	35,359	265,624
*	UMS Schweizerische Metallwerke Holding AG, Bern	2,560	22,180
	Unaxis Holding AG	2,013	172,795
	Unilabs SA	2,700	55,153
* #	Valiant Holding AG	15,365	1,253,747
	Valora Holding AG	2,615	572,119
	Vaudoise Assurances Holding, Lausanne	45	67,529
	Villars Holding SA, Fribourg	150	35,359
*	Von Roll Holding AG, Gerlafingen	46,048	43,228
	Vontobel Holdings AG	44,250	867,467
	Walliser Kantonalbank	150	38,650
*	Wmh Walter Meier Holding Ag, Zuerich	1,000	44,457
	Zehnder Holding AG	248	253,199
	Zschokke Holding SA, Geneve	230	102,958
*	Zueblin Holding AG	13,393	94,517
	Zuger Kantonalbank	590	1,337,295
TOTAL COMMON STOCKS
(Cost $35,456,960)			56,768,208

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG Oel & Chemie	6,003	442,763
(Cost $266,229)

INVESTMENT IN CURRENCY — (0.0%)
*	Swiss Francs		8,754
(Cost $8,875)
TOTAL — SWITZERLAND
(Cost $35,732,064)			57,219,725

ITALY — (8.2%)
COMMON STOCKS — (8.2%)
	Acea SpA	163,000	1,554,238
	Acegas SpA	31,875	244,761
*	Actelios SpA	25,801	195,282
*	Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)	4,291	19,362
	Aem Torino SpA	450,627	978,031
	Aeroporto de Firenze SpA	6,000	68,793
*	Alitalia Linee Aeree Italiane SpA Series A	3,706,002	869,526
	Amplifon SpA	18,242	625,368
*	Auschem SpA (In Liquidation)	82,000	0
	Azienda Mediterranea Gas e Acqua SpA	360,014	562,044
#	Banca Ifis SpA	19,351	194,736
#	Banca Intermobiliare di Investimenti e Gestoni SpA	132,998	880,143
	Banca Monte Dei Paschi di Siena SpA	229,515	671,772
	Banca Popolare Dell’etruria e Del Lazio Scrl	23,918	498,303
	Banca Profilo SpA	114,243	241,569
	Banco di Desio e della Brianza SpA	109,105	592,589
#	Banco Piccolo Valellinese Scarl SpA	56,071	573,079
*	Beghelli SpA	142,000	98,209
	Beni Stabili SpA, Roma	1,309,500	1,114,937
	Biesse SpA	17,100	50,175
*	Binda SpA	1,299,375	0
	Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma	9,675	183,930
	Bremba SpA	74,782	508,345
	Buzzi Unicem SpA	94,100	1,141,162
	Caltagirone Editore SpA	132,868	1,003,512
#	Caltagirone SpA	178,399	1,145,713
	CAMFIN (Cam Finanziaria)	36,527	78,371
	Carraro SpA	34,400	129,390
	Cementir Cementerie del Tirreno SpA	249,704	957,953
*	Centrale del Latte di Torino & Co. SpA	4,182	19,822
	CIR SpA (Cie Industriale Riunite), Torino	591,100	1,153,715
*	Cirio Finanziaria SpA	175,000	37,006
	Class Editore SpA	83,868	167,111
* #	CMI SpA	90,302	350,192
*	Coats Cucirini SpA	30,000	35,611
*	Compagnia Immobiliare Azionaria	44,000	7,131

	Credito Artigiano SpA	114,446	419,410
#	Cremonini SpA	135,428	247,808
*	CSP International Industria Calze SpA	10,000	16,312
	Danieli & C.Officine Meccaniche SpA	66,500	328,251
*	Dataconsyst C.G.S. SpA, Monza	220	0
	Davide Campari - Milano SpA	27,599	1,390,378
	De Longhi SpA	139,386	532,410
*	Del Favero SpA	86,000	0
* #	Ducati Motor Holding SpA	129,900	174,005
	Emak SpA	27,000	126,185
	Erg SpA	173,330	1,291,189
	Ergo Previdenza SpA	95,165	433,221
	Esprinet SpA	3,700	135,423
*	Finarte Casa d’Aste SpA (Milano)	56,266	60,773
*	Finarte Partecipazioni Pro Arte SpA	242,693	22,268
* #	Finmatica SpA	35,900	100,740
*	FMC (Fabbrica Milanese Condutorri SpA)	25,000	0
*	Fochi (Filippo) SpA	216,000	0
*	Fornara Societa Finanziaria e di Partecipazioni SpA	310,000	0
	Gabetti Holding SpA	55,000	137,282
	Gefran SpA	11,000	52,041
	Gemina SpA	331,283	335,409
*	Gerolimich SpA (In Liquidation)	297,400	0
	Gewiss SpA	221,700	1,062,929
*	Giovanni Crespi SpA	49,200	39,388
	Grandi Navi Veloci SpA	53,833	162,813
#	Granitifiandre SpA	33,237	258,927
*	Grassetto SpA	279,125	0
*	Gruppo Ceramiche Ricchetti SpA	41,000	59,888
	I Grandi Viaggi SpA	28,100	29,247
* #	Immobiliare Lombardia SpA	425,000	84,373
	Immsi SpA	287,000	522,363
#	Impregilo SpA	592,300	316,938
	Industria Macchine Automatique SpA	33,671	450,645
*	Industria Romagnola Conduttori Elettrici SpA	17,500	58,385
	Industrie Zignago S. Margherita SpA	52,000	878,546
	Interpump Group SpA	75,402	390,927
*	ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)	34,500	226,866
	Italmobiliare SpA, Milano	20,975	1,023,701
*	Juventus Footbal Club SpA	98,000	184,520
	La Doria SpA	22,000	52,149
*	Lavorwash SpA	10,000	20,978
	Linificio and Canapificio Nazionale SpA	22,000	80,985
	Maffei SpA	52,500	103,042
*	Mandelli SpA	41,000	0
	Manifattura Lane Gaetano Marzotto & Figli SpA	138,000	1,851,070
*	Marcolin SpA	35,100	46,101
	Mariella Burani Fashion Group SpA	26,077	239,275
#	Meliorbanca SpA	90,667	320,677
	Merloni Elettrodomestici SpA	155,000	2,802,195
	Milano Assicurazioni SpA	266,700	1,027,425
	Mirato SpA	12,000	88,959

*	Monrif SpA	150,000	125,093
*	Montefibre SpA	143,130	40,361
	Navigazione Montanari SpA	110,917	241,522
*	Necchi SpA	164,250	14,173
*	Negri Bossi SpA	13,700	35,521
*	NGP SpA	17,891	7,610
	Olidata SpA	20,000	21,848
*	Opengate Group SpA	4,000	9,285
*	Pagnossin SpA	9,000	7,307
*	Perlier SpA	100,700	23,986
	Permasteelisa SpA	24,470	405,054
	Pininfarina SpA	31,285	877,113
	Pirelli & C.Real Estate SpA	9,600	339,023
	Poligrafici Editoriale SpA	132,000	250,893
*	Premafin Finanziaria SpA Holding di Partecipazioni, Roma	342,051	430,060
	Premuda SpA	109,728	129,207
*	Ratti SpA	31,768	17,413
	Recordati Industria Chimica e Farmaceutica SpA	58,644	1,128,992
* #	Reno de Medici SpA, Milano	332,210	264,135
*	Richard-Ginori 1735 SpA	128,000	84,455
	Risanamento Napoli SpA	255,850	452,947
*	Rodriquez SpA	41,250	0
	Sabaf SpA	9,200	191,936
#	SAES Getters SpA	14,750	281,396
	SAI SpA (Sta Assicuratrice Industriale), Torino	32,500	707,440
*	Schiapparelli 1824 SpA, Milano	166,200	30,036
*	Sirti SpA	29,967	67,296
	SISA (Societa Imballaggi Speciali Asti SpA)	65,000	169,743
* #	SNIA SpA	227,590	60,850
	Societe Cattolica di Assicurazoni Scarl SpA	27,170	1,052,537
	Sogefi SpA	182,500	750,114
	Sol SpA	81,830	394,497
*	SOPAF (Societa Partecipazioni Finanziarie SpA)	85,000	16,918
*	Sorin SpA	341,385	925,196
*	STA Metallurgica Italiana SpA	282,640	142,339
	Stefanel SpA	54,400	122,152
	Targetti Sankey SpA	14,500	62,656
*	Tecnodiffusione Italia SpA	3,332	8,099
	Terme Demaniali di Acqui SpA	532,000	341,902
	Tod’s Group SpA	30,476	1,070,187
	Trevi-Finanziaria Industriale SpA	52,400	68,835

*	Tripcovich (D.) & Co. SpA Navigazione Rimorchi e Salvataggi Trieste	113,898	0
*	Unione Manifatture SpA (In Liquidation)	156,000	0
*	Unipar (Unione Nazionale di Participazione SpA) (In Liquidation)	539,000	0
*	Vemer Siber Group SpA	46,000	35,029
*	Viaggi del Ventaglio SpA	23,000	30,769
	Vianini Industria SpA	52,520	169,205
	Vianini Lavori SpA	180,752	1,173,601
	Vittoria Assicurazioni SpA	51,500	332,976
	Zucchi (Vincenzo) SpA	144,350	639,249
TOTAL COMMON STOCKS
(Cost $41,230,461)			48,889,254

RIGHTS/WARRANTS — (0.0%)
*	Tecnodiffusione Italia SpA Warrants 11/15/04	1,332	129
(Cost $0)
TOTAL — ITALY
(Cost $41,230,461)			48,889,383

SWEDEN — (6.9%)
COMMON STOCKS — (6.9%)
* #	Active Biotech AB	38,640	186,422
	Addtech AB Series B	22,300	127,127
	Alfa Laval AB	18,600	263,364
*	Alfaskop AB	3,200	341
	Angpannefoereningen AB Series B	10,800	194,703
* #	Anoto Group AB	134,833	160,371
	Axfood AB	73,400	1,888,023
* #	Axis AB	76,994	129,897
*	B & N Bylock & Nordsjoefrakt AB Series B	41,800	84,423
	Beiger Electronics AB	11,700	103,560
	Beijer AB Series B	11,700	156,003
	Beijer Alma AB Series B	10,400	152,290
	Bergman & Beving AB Series B	36,200	250,984
	Biacore International AB	11,150	132,600
	Bilia AB Series A	116,725	1,518,002
	Billerud AB	58,700	913,312
*	Boliden AB	197,400	750,567
*	Bong Ljungdahl AB	9,000	38,173
*	Boras Waefveri AB Series B	8,600	36,920
* #	Boss Media AB	63,200	163,588
*	Capio AB	78,700	732,815
	Capona AB	25,400	247,210
	Carbo AB	37,100	904,180
	Castellum AB	43,600	1,093,423
	Cloetta AB Series B	22,250	555,202
	Concordia Maritime AB Series B	37,300	98,963
*	Consilium AB Series B	4,300	16,255
	Consilum AB Series B Issue 04	946	3,576
	D. Carnegie & Co. AB	74,000	658,381
	Digital Illusions AB Series A	7,800	52,680
*	Doro Telefoni AB Series A	2,900	3,290
*	Drott Series AB	89,700	1,305,904
*	Duroc AB Series B	2,700	5,165
*	Elekta AB	28,600	651,671
* #	Enea Data AB Series B	440,000	180,512
	Eniro AB	154,000	1,168,736
*	Expanda AB	6,547	28,736
	Fagerhult AB	14,100	158,953
*	Fagerlid Industrier AB	8,600	0

*	Finnveden AB	57,000	510,511
* #	Framtidsfabriken AB	966,000	71,373
*	Frontec AB Series B	50,800	36,374
	Getinge AB	176,604	1,964,643
	Geveko AB Series B	8,300	182,608
* #	Glocalnet AB	187,500	49,107
	Gorthon Lines AB Series B	41,800	94,875
	Gunnebo AB	50,000	519,591
	Haldex AB	39,000	542,085
	Heba Fastighets AB Series B	13,500	166,347
	Hexagon AB Series B	3,572	113,264
#	Hiq International AB	41,889	78,622
	HL Display AB Series B	6,000	97,936
	Hoganas AB Series B	38,200	870,122
* #	IBS AB Series B	83,200	95,921
* #	Industrial & Financial Systems AB Series B	59,300	61,393
*	Industrifoervaltnings AB Skandigen	63,975	183,704
* #	Intentia International AB Series B	149,420	175,395
*	Intrum Justitia AB	115,700	536,240
*	Invik and Co. AB Series B	155,400	1,256,546
	Karlshamns AB	23,800	270,005
*	Klippans Finpappersbruk AB	5,800	14,524
	Klovern AB	53,276	114,880
	Kungsleden AB	17,600	511,739
	Lagercrantz Group AB Series B	23,800	57,625
*	LB Icon AB	14,530	62,108
	Lindex AB	16,100	403,215
	Ljungberg Gruppen AB Series B	3,800	58,029
*	Lundin Petroleum AB	322,400	1,607,025
*	Mandator AB	20,520	2,386
	Meda AB Series A	9,725	223,824
*	Medivir Series B	10,650	136,631
* #	Micronic Laser Systems AB	42,600	302,842
* #	Modern Times Group AB Series B	48,700	923,724
	Naerkes Elektriska AB Series B	4,250	49,833
	NCC AB Series B	118,100	1,205,418
	Nefab AB Series B	5,100	102,198
*	Net Insight AB Series B	199,000	43,748
	New Wave Group AB	20,800	269,031
#	Nibe Industrier AB	22,800	425,868
*	Nobia AB	1,800	21,486
#	Nolato AB Series B	42,840	276,962
	Observer AB	137,856	449,346
	OEM International AB Series B	7,100	87,436
*	OMHEX AB	78,100	831,917
	Orc Software AB	16,500	140,776
*	Ortivus AB	11,507	40,679
*	Partnertech AB	9,800	71,688
	PEAB AB Series B	105,200	696,777
*	Pergo AB	43,300	103,384
	Poolia AB Series B	18,150	67,586
*	Prevas AB Series B	16,000	34,231

* #	Pricer AB Series B	431,500	80,903
*	Proact It Group AB	15,000	36,516
* #	Proffice AB	72,800	120,088
	Profilgruppen AB	4,000	31,900
	Protect Data AB	6,500	44,085
*	PyroSequencing AB	51,940	60,239
	Q-Med AB	34,000	788,577
*	Readsoft AB Series B	17,800	26,561
	Rottneros Bruk AB	366,600	447,476
	Salus Ansvar AB Series B	12,900	30,663
	Sardus AB	11,200	164,326
*	Scribona AB Series A	40,100	74,807
*	Scribona AB Series B	46,300	76,050
*	Semcon AB	18,300	62,636
*	Sigma AB Series B	25,800	16,562
	Skistar AB	21,000	313,701
*	Song Networks Holding AB	43,845	254,240
	SSAB Swedish Steel Series A	60,300	1,058,809
	SSAB Swedish Steel Series B	17,100	286,172
	Sweco AB Series B	23,450	313,228
* #	Switchcore AB	154,820	59,217
*	Teleca AB Series B	69,200	306,736
* #	Telelogic AB	196,200	332,826
*	Ticket Travel Group AB	15,152	21,689
	Trelleborg AB Series B	75,400	1,134,930
	TV 4 AB Series A	22,200	364,310
*	VBG AB Series B	271	3,836
#	Wallenstam Byggnads AB Series B	16,700	488,018
*	Wedins Norden AB Series B	280,000	27,658
*	Westergyllen AB Series B	4,300	48,682
#	Whilborg Fastigheter AB Class B	69,960	975,032
	Wilh. Sonesson AB Series A	4,160	13,289
	Wilh. Sonesson AB Series B	4,160	13,289
	WM-Data AB Series B	437,600	841,729
	Xponcard Group AB	2,800	49,858
TOTAL COMMON STOCKS
(Cost $31,144,495)			41,298,538

INVESTMENT IN CURRENCY — (0.0%)
*	Swedish Krona		5,046
(Cost $5,002)

RIGHTS/WARRANTS — (0.0%)
	Nanook Investment Special Rights	250	0
(Cost $0)
TOTAL — SWEDEN
(Cost $31,149,497)			41,303,584

NETHERLANDS — (5.9%)
COMMON STOCKS — (5.9%)
	Aalberts Industries NV	25,910	857,873
	Accell Group NV	5,260	182,051
*	AFC Ajax NV	10,787	114,261
*	Air France	27,280	415,744
	Airspray NV	3,800	85,852
	AM NV	75,747	604,847
	Arcadis NV	14,000	193,646
* #	ASM International NV	40,484	555,998
*	Atag Group NV	4,630	1,632
	Athlon Groep NV	34,250	685,115
	Batenburg Beheer NV	3,000	112,178
*	Begemann Groep NV	11,909	45,267
*	Begemann Groep NV Series B	13,451	8,871
	Beter Bed Holding NV	4,900	71,033
	Boskalis Westminster NV	51,300	1,248,893
	Brunel International NV	12,000	97,290
	Buhrmann NV	112,817	910,145
	Copaco NV	7,000	30,641
* #	Crucell NV	33,880	252,878
#	Draka Holding NV	24,283	291,142
*	Econosto NV	17,305	30,693
	Eriks Group NV	9,483	416,142
	Exact Holding NV	19,764	503,692
	Fornix Biosciences NV	2,611	36,782
* #	Fox Kids Europe NV	66,840	1,026,311
	Gamma Holding NV	15,705	591,532
	Gemeenschappeljk Bezit Crown van Gelder NV	12,000	209,344
* #	Getronics NV	554,907	946,282
	Grolsche NV	32,100	936,836
	Grontmij NV	2,053	82,855
* #	Hagemeyer NV	493,757	876,231
#	Heijmans NV	19,031	446,565
	ICT Automatisering NV	5,800	63,455
#	Imtech NV	28,645	767,340
*	Ispat International NV	84,322	2,144,696
	Kas Bank NV	42,888	782,189
*	Kendrion NV	21,454	55,902
	Koninklijke Bam NV	25,037	756,740
	Koninklijke Frans Maas Groep NV	12,349	516,787
	Koninklijke Nedlloyd NV	33,528	1,274,879
	Koninklijke Ten Cate NV	11,531	587,893
	Koninklijke Vopak NV	50,371	858,498
* #	Laurus NV	464,928	451,975
	MacIntosh NV	15,590	406,650
*	Maverix Capital NV	1,500	69,272
	Nederlandsche Apparatenfabriek	14,000	383,744
	New Skies Satellites NV	94,650	736,498
	NH Hoteles	21,703	216,281
	Nutreco Holding NV	31,673	1,021,323
	NV Holdingsmij de Telegraaf	42,524	941,760
	Oce NV	96,974	1,480,219

	Opg Groep NV Series A	12,903	674,955
* #	Petroplus International NV	22,363	214,192
*	Pharming Group NV	67,601	147,532
	Pinkroccade NV	16,914	194,235
	Randstad Holdings NV	42,700	1,304,464
	Reesink NV	2,050	129,707
	Roto Smeets de Boer NV	2,640	104,589
	Rubber Cultuur Maatschappij Amsterdam NV	40,800	142,816
*	Samas-Groep NV, Zaandam	24,184	148,304
*	Semiconductor Industries NV	21,900	112,616
	Sligro Food Group Beheer	15,046	594,371
	Smit Internationale NV	20,578	723,757
*	SNT Groep NV	9,400	150,970
	Stern Groep NV	1,236	46,358
	Stork NV	34,021	758,416
*	Textielgroep Twenthe NV	1,000	3,038
*	Tulip Computers NV	53,860	12,476
	Twentsche Kabel Holding NV	18,244	501,295
	United Services Group NV	18,374	312,830
	Univar NV	10,125	191,913
* #	Van Der Mollen Holding NV	57,660	349,752
	Vedior NV	74,880	1,021,203
*	Versatel Telecom International NV	376,079	699,164
*	Wegener Arcade NV .	70,830	663,072
TOTAL COMMON STOCKS
(Cost $23,212,037)			35,586,748

RIGHTS/WARRANTS — (0.0%)
*	Air France Warrants 11/06/07	24,800	21,700
	Fornix Biosciences NV Coupons	2,611	0
TOTAL RIGHTS/WARRANTS
(Cost $19,048)			21,700

TOTAL — NETHERLANDS
(Cost $23,231,085)			35,608,448

GREECE — (5.4%)
COMMON STOCKS — (5.4%)
*	A. Cambas Holding & Real Estate S.A.	45,938	126,655
*	Aegek S.A.	99,835	97,663
*	Agrotiki Insurance S.A.	34,455	89,341
	Aktor Technical Co. S.A.	196,380	781,073
	Alco Hellas ABEE S.A.	38,730	55,401
*	Alfa Alfa Energy S.A.	3,810	13,074
	Alfa-Beta Vassilopoulos S.A.	15,172	287,421
	Alisida S.A.	2,160	7,068
*	Allatini Industrial & Commercial Co.	15,370	21,917
	Alte Technological Co. S.A.	85,048	39,540
*	Altec Information & Communication Systems S.A.	80,278	42,224

	Alumil Milonas S.A.	27,516	79,861
*	Aluminum of Attica S.A.	104,982	45,120
	Anek Lines S.A.	60,821	75,656
	Arcadia Metal Industry C. Rokas S.A.	22,389	162,169
	AS Co. S.A.	25,370	38,728
*	Aspis Bank A.S.	45,604	148,448
*	Aspis Pronia General Insurance S.A.	48,640	37,890
*	Astir Palace Vouliagmenis S.A.	58,560	282,688
*	Athens Medical Center S.A.	104,974	159,075
	Athens Water Supply & Sewage Co. S.A.	53,245	311,237
	Atlantic Super Market S.A.	13,640	22,412
	Attica Enterprises S.A. Holdings	138,964	414,880
	Attica Publications S.A.	16,674	90,994
	Atti-Kat S.A.	88,984	59,781
	Autohellas S.A.	44,980	160,567
	Babis Vovos S.A.	50,982	1,020,305
	Balafas Construction Holdings S.A.	15,200	7,445
	Bank of Attica S.A.	115,721	463,576
	Bank of Greece	9,296	956,238
	Bank of Piraeus S.A.	163,829	1,828,397
	Benrubi S.A.	11,121	176,751
	Betanet S.A.	11,220	51,671
*	Bitros Holdings S.A.	19,302	65,866
	Byte Computers S.A.	17,230	46,001
	Chipita S.A.	60,222	144,556
	Commercial Bank of Greece	1,960	40,527
*	Compucon Computer Applications S.A.	11,260	10,729
	Computer Peripherals International S.A.	9,110	16,702
	Cyclon Hellas S.A	18,131	19,767
	Daios Plastics S.A.	16,350	116,806
	Delta Holdings S.A.	33,747	200,094
	Dionic S.A.	12,948	10,893
	Domiki Krittis S.A.	17,730	38,995
	Dynamic Life S.A.	16,440	87,125
	Edrasi Psalllidas Technical Co. S.A.	31,108	31,843
	Egnatia Bank S.A.	117,107	323,560
	El. D. Mouzakis S.A.	31,653	30,147
	Elais Oleaginous Production S.A.	16,707	365,311
*	Elbisco Holding S.A.	56,000	300,821
	Elektrak S.A.	14,040	32,694
	Elektroniki of Athens S.A.	21,560	74,198
	Elgeka S.A.	18,590	52,473
	Elmec Sport S.A.	64,256	195,244
	Elton S.A.	18,640	36,167
*	Empedos SA	15,973	6,794
	Ethniki General Insurance Co. S.A.	118,768	440,907
*	Etma Rayon S.A.	11,242	8,396
*	Euro Reliance General Insurance	14,830	25,166
	Eurodrip S.A.	11,620	65,805
	Euromedica S.A.	33,300	69,787
*	Europaiki Techniki	32,750	9,154
	Everest S.A.	30,730	84,251

	Evrofarma S.A.	9,500	16,134
	F.G. Europe SA Common Registered Shares	4,536	19,646
*	Fanco S.A.	10,110	10,292
*	Forthnet S.A.	17,510	115,298
*	Fourlis S.A.	64,420	377,277
	Frigoglass S.A.	49,990	183,148
	G.Polyhronos S.A.	10,580	17,016
	Galaxidi Fish S.A.	12,940	9,183
	General Construction Co. S.A.	34,649	194,318
	General Commercial & Industry	24,060	20,539
*	General Hellenic Bank	35,139	291,583
	Germanos S.A.	61,810	1,505,230
	Goody’s S.A.	17,740	278,941
	Halkor S.A.	121,226	269,437
	Hatziioannou S.A.	44,200	105,625
	Hellas Can Packaging Manufacturers S.A.	27,902	258,222
*	Hellenic Cables S.A.	26,908	33,855
	Hellenic Duty Free Shops S.A.	80,020	1,455,081
	Hellenic Fabrics S.A.	17,110	35,552
	Hellenic Sugar Industry S.A.	35,750	145,127
	Hellenic Technodomiki S.A.	163,866	683,191
	Heracles General Cement Co.	93,293	840,816
	Hermes Real Estate S.A.	23,136	80,271
*	Hippotour S.A.	12,155	16,963
	Hyatt Regency S.A.	130,260	1,277,474
	Iaso S.A.	49,300	240,636
	Iktinos Hellas S.A.	6,500	19,188
	Inform P. Lykos S.A.	20,610	68,311
	Informatics S.A.	18,890	8,315
*	Intersat S.A.	19,392	8,248
	Intertech S.A.	12,236	32,939
	Intracom Constructions S.A.	30,520	33,540
	Intracom S.A.	172,366	669,471
*	Ionian Hotel Enterprises	16,754	182,653
	Ipirotiki Software & Publications S.A.	14,380	32,038
*	J Boutaris & Son Holding S.A.	28,150	34,425
	J&P-Avax S.A.	100,626	459,247
	Kalpinis Simos Steel Service Center	12,432	45,661
	Karelia Tobacco Co., Inc. S.A.	2,160	152,422
	Kathimerini S.A.	21,240	137,386
	Katselis Sons S.A.	18,000	50,496
	Kego S.A.	21,670	33,617
	Kekrops S.A.	2,244	32,810
*	Keramia-Allatini S.A. Industrielle Commerciale & Technique	10,368	9,828
*	Klonatex Group S.A. Bearer Shares	20,351	33,332
	Kordellou Brothers S.A.	12,300	17,142
	Kotsovolos S.A.	2,872	22,639
*	Lambrakis Press S.A.	107,586	409,733
*	Lampsa Hotel Co.	19,051	131,796
*	Lan-Net S.A.	19,045	32,004
*	Lavipharm S.A.	39,294	50,964
	Lazarides Vineyards S.A.	18,326	39,445

	Light Metals Industry	37,502	85,018
*	Logic Dis S.A.	77,230	39,629
*	Loulis Mills S.A.	15,382	38,692
*	Mailis (M.J.) S.A.	101,594	388,342
*	Maritime Company of Lesvos S.A.	30,753	17,290
*	Maxim Knitwear Factory C.M.	16,360	7,968
	Medicon Hellas S.A.	2,860	16,638
	Mesochoritis Bros. Construction Co.	23,700	10,369
	Metka S.A.	59,820	278,856
	Michaniki S.A.	98,065	200,112
	Minerva Knitwear	5,140	14,899
	Minoan Lines S.A.	77,309	170,586
	MLS Multimedia S.A.	8,300	14,255
	Mochlos S.A.	101,679	52,279
	Motor Oil (Hellas) Corinth Refineries S.A.	152,870	1,492,139
	Mytilineos Holdings S.A.	47,000	268,363
*	N. Levederis S.A.	8,355	6,751
	N.B.G. Real Estate Development Co.	134,960	517,659
*	Naoussa Spinning Mills S.A.	21,832	36,627
	Naytemporiki S.A.	26,080	53,555
*	Neochimiki Lv Lavrentiadis S.A.	20,750	93,454
*	Neorion-Syro’s Shipyards S.A.	27,210	44,845
	Nexans Hellas S.A.	3,003	10,697
	Nikas S.A.	25,287	147,406
	Notos Com.Holdings S.A.	94,554	326,519
*	O. Daring Sain	7,760	1,886
	Pantechniki S.A.	50,460	82,014
*	Pegasus Publishing & Printing S.A.	58,590	130,035
	Persefs S.A. Health Care	23,592	27,656
	Petros Petropoulos S.A.	7,360	50,695
*	Petzetakis S.A.	22,560	52,986
*	Pilias S.A.	103,584	24,009
	Pipeworks L. Girakian Profil S.A.	11,730	17,392
	Piraeus Leasing	5,765	41,590
*	Prodeftiki Technical Co.	32,257	15,414
*	Promota Hellas S.A.	26,580	18,172
	Rilken S.A.	1,982	16,212
*	Sanyo Hellas S.A.	59,251	75,159
	Sarantis S.A.	43,940	218,633
	Sato S.A.	28,850	22,910
	Selected Textile Industry Assoc. S.A.	44,649	29,303
	Sfakianakis S.A.	13,390	48,772
*	Sheet Steel S.A.	25,850	11,041
*	Shelman Hellenic-Swiss Wood S.A.	38,042	41,750
	Silver and Baryte Ores Mining Co. S.A.	34,961	233,513
*	Singular S.A.	54,600	130,543
	Spyroy Agricultural House S.A.	22,258	23,391
*	Stabilton S.A.	27,530	2,677
	Strintzis Shipping Lines S.A.	131,240	142,247
	Technical Olympic S.A.	180,370	779,306
*	Technodomi M.Travlos Br. Com. & Constr. Co. S.A.	13,910	3,543
	Teletypos S.A. Mega Channel	36,227	145,137

	Terna Tourist Technical & Maritime S.A.	63,180	380,697
	Themeliodomi S.A.	37,422	53,935
	Thrace Plastics Co. S.A.	45,500	67,667
	Uncle Stathis S.A.	10,999	77,412
	Unisystems S.A.	41,820	85,390
	Vardas S.A.	13,780	38,694
*	Varvaressos S.A. European Spinning Mills	7,200	7,470
*	Veterin S.A.	18,984	53,656
	Viohalco S.A.	296,585	2,178,113
	Vioter S.A.	61,470	77,311
*	Vis Container Manufacturing Co.	4,259	12,459
*	Zampa S.A.	830	10,086
TOTAL COMMON STOCKS
(Cost $34,315,697)			32,096,374

PREFERRED STOCKS — (0.0%)
	Egnatia Bank S.A.	3,196	8,049
(Cost $8,591)

RIGHTS/WARRANTS — (0.0%)
*	Aspis Bank S.A. Rights 08/24/04	45,604	554
(Cost $0)
TOTAL — GREECE
(Cost $34,324,288)			32,104,977

FINLAND — (5.4%)
COMMON STOCKS — (5.4%)
	Alandsbanken AB Series B	4,890	104,442
*	Aldata Solutions Oyj	64,735	90,629
	Alma Media Oyj	34,388	306,780
*	Amanda Capital Oyj	180,700	37,259
	Amer-Yhtymae Oyj Series A	25,370	1,186,657
	Aspo P.L.C.	8,200	140,691
#	Aspocomp Group P.L.C.	12,738	195,671
	Basware Oyj	7,050	72,276
*	Benefon Oy	1,900	438
*	Biotie Therapies Oyj	39,754	55,036
	Capman Oyj Series B	12,485	25,049
	Chips Corp. Series B	17,750	386,186
*	Componenta Oyj	5,400	37,832
#	Comptel Oyj	149,541	328,717
	Efore Oy	12,920	85,654
	Elcoteq Network Corp.	21,260	379,764
	Elektrobit Group Oyj	663,597	370,319
*	Elisa Communications Corp.	74,525	884,080
*	Eq Online Oyj	23,900	56,299
*	Evox Rifa Group Oyj	51,210	6,927
	Finnair Oyj	118,150	679,285
	Finnlines Oyj	30,280	921,045

	Fiskars Oy AB Series A	41,270	535,026
* #	F-Secure Oyj	140,928	250,355
	HK Ruokatalo Oy Series A	19,620	172,036
	Honkarakenne Oy Series B	3,030	21,957
	Huhtamaki Van Leer Oyj	125,650	1,742,340
	Ilkka-Yhtyma Oyj	7,560	61,227
*	Incap Oyj	11,000	23,597
	J.W. Suominen Yhtyma Oy	17,955	108,923
	Jaakko Poyry Group Oyj	14,610	357,966
	KCI Konecranes International Oyj	13,800	496,100
	Kemira Oyj	118,400	1,472,316
	Kesko Oyj	32,060	700,015
	Laennen Tehtaat Oy	5,870	86,375
	Lassila & Tikanoja Oyj	16,990	548,333
#	Lemminkainen Oy	16,600	326,980
	Leo Longlife Oy	2,920	28,102
	Martela Oy	530	7,419
	Metsaemarkka Oyj Series B	700	5,641
#	New Kyro Corp. Oyj	45,670	382,844
	Nokian Renkaat Oyj	12,180	1,249,485
	Nordic Aluminium Oy	1,900	21,923
*	Okmetic Oyj	16,204	47,358
	Okobank Class A	101,080	1,125,052
	Olvi Oyj Series A	3,320	48,107
	Orion-Yhtyma Oyj Series A	20,590	591,672
	Orion-Yhtyma Oyj Series B	30,460	877,246
	Outokumpu Oyj Series A	21,100	329,975
#	Oy Stockmann AB Series B	30,200	707,984
	Perlos P.L.C. Warrants 04/04/04	72,311	761,898
	PK Cables Oyj	5,530	166,362
*	Pmj Automec Oyj	23,910	15,772
	Pohjola Group P.L.C. Series D	146,205	1,536,305
	Ponsse Oyj	6,300	167,814
*	Proha Oyj	51,232	29,878
	Raisio Group P.L.C. Series V	118,423	273,315
	Rakentajain Koneuvokrammo Oy	10,260	75,461
	Ramirent Oyj	12,270	250,504
	Rapala VMC Oyj	36,040	255,750
	Rautaruukki Oyj Series K	188,780	1,722,159
	Raute Oy Series A	2,390	23,051
	Rocla Oy	1,300	11,197
* #	Saunalahti Group Oyj	124,754	195,529
#	Scanfil Oyj	63,879	365,764
	Sponda Oyj	109,111	887,642
	Stockmann Oyj AB	35,240	818,844
*	Stonesoft Corp.	49,279	37,715
	Sysopen P.L.C.	7,720	28,129
	Talentum Oyj	18,300	118,408
*	Tecnomen Holding Oyj	49,370	75,746
	Teleste Corp. Oyi	14,699	100,754
	Tulikivi Oyj	5,710	47,956
	Turkistuottajat Oy	2,590	25,012

#	Uponor Oyj Series A	44,400	1,528,686
	Vacon Oyj	14,537	194,168
	Vaisala Oy Series A	19,050	445,983
	Viking Line AB	10,360	270,366
#	Wartsila Corp. Oyj Series B	66,460	1,564,187
#	Yit-Yhtymae Oyj	67,708	1,314,308
#	Yomi Oyj	15,450	101,258

TOTAL — FINLAND
(Cost $21,938,394)			32,087,311

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
#	Abengoa SA	66,042	579,477
	Adolfo Dominguez SA	3,700	72,365
	Aldeasa SA	15,329	454,765
* #	Amper SA	56,800	261,804
*	Avanzit SA	17,275	43,426
* #	Azkoyen SA	52,500	389,973
	Banco de Andalucia	9,800	833,327
	Banco de Credito Balear SA	35,424	813,912
#	Banco de Valencia SA	191,814	4,126,025
	Banco Guipuzcoano SA	21,194	604,791
	Banco Pastor SA	34,300	1,034,913
* #	Baron de Ley SA	5,642	220,828
	CAF (Construcciones y Auxiliar de Ferrocarriles SA)	7,500	543,579
	Campofrio Alimentacion SA	92,800	1,340,060
	Cementos Portland SA	16,881	967,858
	Compania de Distribucion Integral Logista SA	29,600	1,247,986
	Cortefiel SA	57,093	616,179
*	Dogi International Fabrics SA	4,000	21,739
*	Duro Felguera SA	10,860	74,673
	Elecnor SA	18,300	805,715
*	Ercros SA	100,518	38,022
*	Espanola del Zinc SA	29,250	61,479
*	Estacionamientos Urbanos SA	4,200	0
#	Europistas Concesionaria Espanola SA	174,940	1,073,151
	Faes Farma SA	36,107	541,953
	Funespana SA	4,500	38,761
#	Grupo Empresarial Ence SA	18,593	510,615
* #	Grupo Picking Pack SA	145,775	71,101
	Hullas del Coto Cortes	8,666	102,896
	Iberpapel Gestion SA	6,700	121,667
	Inbesos SA	8,050	40,580
	Indo Internacional SA	33,600	288,068
	Indra Sistemas SA	75,200	963,104
	Inmobiliaria Colonial SA ICSA	35,200	1,017,442
	Inmobiliaria del Sur SA	378	64,314
	Inmobiliaria Urbis SA	80,282	915,251
	La Seda de Barcelona SA Issue 04	6,810	16,604

	Lingotes Especiales SA	22,080	119,388
* #	LSB (La Seda de Barcelona SA) Series B	25,200	61,441
*	Mecalux SA	9,500	70,518
	Metrovacesa SA	14,895	645,797
	Miquel y Costas y Miquel SA	4,891	255,898
	Natra SA	14,979	72,449
*	Nicolas Correa SA	15,750	53,880
	Obrascon Huarte Lain SA	65,366	503,710
	Pescanova SA	26,443	510,024
	Prosegur Cia de Seguridad SA	45,049	696,238
#	Recoletos Grupo de Comunicacion SA	95,420	683,059
*	Sogecable SA	34,600	1,255,202
	Sol Melia SA	112,700	915,524
#	SOS Cuetara SA	20,902	644,932
	Tavex Algodonera SA	31,944	109,902
*	Tecnocom Telecomunicaciones y Energia SA	6,300	48,207
#	Tele Pizza SA	163,225	292,146
#	Transportes Azkar, SA	35,477	264,368
	Tubacex SA	73,130	140,579
	Tubos Reunidos SA	12,466	91,158
	Unipapel SA	41,935	852,060
*	Uralita SA	338,493	1,284,792
	Vidrala SA, Alava	47,040	681,311
	Viscofan Industria Navarra de Envolturas Celulosicas SA	97,492	913,607

TOTAL — SPAIN
(Cost $16,571,229)			32,084,593

DENMARK — (4.7%)
COMMON STOCKS — (4.7%)
	Aarhus Oliefabrik A.S. Aeries A	4,950	330,241
*	Alm. Brand A.S.	28,360	729,396
#	Amagerbanken A.S.	2,734	277,718
	Ambu International A.S. Series B	1,500	24,525
	Amtssparekassen Fyn A.S.	2,243	297,187
	AS Dampskibsselsk Torm	49,460	1,242,931
	Bang & Olufsen Holding A.S. Series B	13,387	765,315
*	Bavarian Nordic A.S.	4,930	502,971
*	Brodrene Hartmann A.S. Series B	5,865	109,372
	Bryggerigruppen A.S.	8,515	473,180
	Christian Hansen Holding A.S. Series B	10,855	724,349
	Codan A.S.	43,400	1,787,976
	Dalhoff, Larsen & Hornemann A.S. Series B	1,370	77,021
	Danware A.S.	4,185	67,680
	DFDS A.S., Copenhagen	11,760	442,774
	DiskontoBanken A.S.	713	126,230
	DSV, De Sammensluttede Vognmaend A.S.	22,630	1,126,069
	East Asiatic Co., Ltd.	22,723	997,817
	Edb Gruppen A.S.	3,230	68,260
*	Fimiston Resources & Technology Ltd.	400	4,059

*	FLS Industries	73,180	827,703
*	Fluegger A.S. Series B	2,913	189,392
	Foras Holding A.S. Series A	13,292	148,764
#	Forstaedernes Bank	4,322	250,003
*	Genmab A.S.	28,629	385,224
*	Glunz & Jensen A.S.	1,470	6,787
	GN Great Nordic A.S.	210,980	1,885,981
	H&H International A.S. Series B	1,140	275,042
#	Harboes Bryggeri A.S.	575	136,937
	Hedegaard (Peder P.) A.S.	660	45,933
	Hojgaard Holding A.S. Series B	2,500	71,511
*	IC Co. A.S.	3,510	27,377
*	Incentive A.S.	3,575	10,806
*	Jyske Bank A.S.	37,760	2,293,255
	Kjobenhavns Sommer Tivoli A.S.	580	188,498
	Koebenhavns Lufthavne	9,910	1,411,746
	Kompan A.S.	230	35,780
	Lan & Spar Bank A.S.	2,250	103,426
	Lollands Bank	150	25,971
* #	Neurosearch A.S.	9,160	352,268
	NKT Holding A.S.	30,245	687,882
	Nordjyske Bank A.S.	920	154,757
*	NTR Holdings A.S.	1,130	8,511
	Oestjydsk Bank	400	45,819
	Ove Arkil Series B	270	29,149
	Per Aarsleff A.S. Series B	1,545	63,871
*	Pharmexa A.S.	12,940	38,410
	Ringkjobing Bank	1,670	114,641
	Ringkjobing Landbobank	1,620	508,815
	Rockwool, Ltd.	24,520	1,082,821
* #	RTX Telecom A.S.	8,400	75,035
	Salling Bank	250	22,486
	Sanistal A.S. Series B	1,786	116,923
* #	SAS Danmark A.S.	34,300	261,159
	Satair A.S.	1,350	25,844
	Schouw & Co. A.S.	15,485	330,949
	Simcorp A.S.	5,240	221,336
	Sjaelso Gruppen A.S.	2,388	179,452
	Skjern Bank A.S.	725	54,101
*	Sondagsavisen A.S.	21,165	79,434
	Spar Nord Holding	6,823	607,412
	Sparbank Vest A.S.	6,600	242,391
	Sparekassen Faaborg A.S.	481	121,724
	Sydbank A.S.	8,172	1,226,210
	Thrane & Thrane A.S.	5,258	223,790
* #	TK Development	12,478	30,470
*	Topdanmark A.S.	28,300	1,769,017
*	Treka A.S.	8,498	117,199
*	Vestas Wind Systems A.S.	36,500	475,402
*	Vestas Wind Systems A.S. Issue 04	2	30
	Vestfyns Bank	200	21,410
	Vestjysk Bank A.S.	10,800	296,885

	VT Holdings Shares B	3,130	171,773
*	Wessel & Vett Magasin du Nord A.S. Series C	2,102	34,334
TOTAL COMMON STOCKS
(Cost $17,484,484)			28,286,917

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		4,330
(Cost $4,324)
TOTAL — DENMARK
(Cost $17,488,808)			28,291,247

NORWAY — (4.1%)
COMMON STOCKS — (4.1%)
*	Aker Kvaerner OGEP ASA	45,609	851,678
*	Aker Yards AS	28,121	398,926
	Aktiv Kapital ASA	57,017	792,552
	Arendals Fosse Kompani ASA	100	8,612
*	Blom ASA	18,367	11,936
	Bonheur ASA	16,850	500,985
*	Choice Hotel Scandinavia ASA	27,740	80,712
*	Corrocean ASA	19,321	7,857
#	Det Norske Oljeselskap ASA Series A	88,946	307,982
* #	DOF ASA	97,006	243,347
* #	EDB Elektronisk Data Behandling ASA	149,417	927,663
	Ekornes ASA	56,490	1,163,290
* #	Eltek ASA	40,842	347,666
	Expert ASA	48,758	336,758
	Farstad Shipping ASA	60,790	531,809
*	Fjord Seafood ASA	783,483	357,435
*	Fred Olsen Energy ASA	91,600	790,747
	Ganger Rolf ASA	6,690	179,927
	Gresvig ASA	4,590	21,217
*	Home Invest ASA	15,077	10,912
*	Industrifinans Naeringseiendom ASA	7,582	18,687
#	Kongsberg Gruppen ASA	49,500	633,866
	Kverneland ASA	16,160	198,835
* #	Merkantildata ASA	320,521	189,373
	Natural ASA	10,143	57,911
#	Nera ASA	187,753	428,665
*	Nordic Semiconductor ASA	25,000	138,862
*	Northern Offshore, Ltd.	214,000	97,467
* #	Ocean Rig ASA	105,531	290,004
	Odfjell ASA Series A	24,910	981,143
	Olav Thon Eiendomsselskap ASA	8,320	392,266
*	P4 Radio Hele Norge ASA	32,200	67,515
*	Photocure ASA	26,690	186,406
	Prosafe ASA	55,980	1,240,009
	Rieber and Son ASA Series A	63,654	506,667
	Schibsted ASA	112,960	2,207,189

*	Sinvest ASA	6,220	12,398
#	Smedvig ASA Series A	83,580	985,805
*	Software Innovation ASA	13,423	43,807
	Solstad Offshore ASA	54,100	410,146
	Steen and Stroem ASA	19,512	360,875
	Storebrand ASA	183,330	1,229,106
	Tandberg ASA Series A	217,280	1,946,274
* #	Tandberg Data ASA	58,950	116,109
*	Tandberg Storage ASA	48,450	19,605
*	Tandberg Television ASA	90,430	624,588
*	Telecomputing ASA	44,963	52,804
* #	Tgs-Nopec Geophysical Co. ASA	40,910	758,105
	Tomra Systems ASA	294,480	1,093,936
*	Tybring-Gjed ASA	145,146	57,941
*	Unit 4 Agresso NV	4,620	46,145
	Veidekke ASA	21,846	242,027
#	Visma ASA	47,393	446,560
	Wilhelmshaven (Wilhelm), Ltd. ASA	30,400	902,410

TOTAL — NORWAY
(Cost $18,809,452)			24,855,517

BELGIUM — (3.9%)
COMMON STOCKS — (3.9%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	32,186	797,603
*	Arinso International NV	14,739	189,728
#	Banque Nationale de Belgique	710	2,501,102
	Barco (New) NV	12,051	1,004,261
	Bekaert SA	23,290	1,461,894
	BMT NV	2,040	309,555
	Brantano NV	2,060	79,812
	Brederode SA	12,180	253,174
	Carrieres Unies Porphyre	20	30,916
	CFE (Compagnie Francois d’Entreprises)	2,080	575,741
	Cie Martime Belge SA	8,237	1,243,289
	Cofinimmo SA	9,778	1,364,959
	Commerciale de Brasserie SA COBRHA	115	121,075
	Deceuninck SA	63,700	1,825,477
	D’Ieteren SA	5,831	1,189,038
	Distrigaz	57	130,594
*	Docpharma SA NV	4,489	184,700
	Dolmen Computer Applications	1,476	18,023
	Duvel Moorgat NV	5,019	147,613
	EVS Broadcast Equipment SA	1,100	61,165
	Exmar NV	3,677	207,300
	Floridienne NV	2,033	118,780
	Glaces de Moustier-sur-Sambre SA	13,370	463,869
*	ICOS Vision Systems Corp. NV	6,053	128,160
#	Immobel (Cie Immobiliere de Belgique SA)	4,600	176,086

*	Innogenetics NV	1,572	24,501
*	Integrated Production & Test Engineering NV	4,380	18,860
* #	Ion Beam Application SA	23,058	166,308
*	Ipso-Ilg SA	5,990	56,459
	Keytrade Bank SA	2,800	69,865
	Kinepolis Group NV	5,020	143,969
	Lotus Bakeries NV	650	60,098
#	Melexis NV	47,001	513,978
	Metiers Automatiques Picanol	16,120	317,222
*	Neuhaus NV	670	29,516
	Nord-Sumatra Investissements SA	650	164,292
	Omega Pharma SA	26,708	1,340,349
*	Option NV	5,619	141,981
	Papeteries de Catala SA	315	36,368
	Quick Restaurants SA	19,501	301,631
* #	Real Software SA	10,280	5,866
	Recticel SA	22,870	182,914
	Resilux NV	1,754	125,949
	Rosier SA	655	89,048
	Roularta Media Groep	9,837	554,601
*	Sait Radioholland	7,313	51,721
	Sapec SA	3,635	269,148
*	Sapec SA VVPR	75	393
	Sioen Industries	21,502	248,572

*	SIPEF (Societe Internationale de Plantations & de Finance), Anvers	1,545	225,510
* #	Solvus SA	38,344	601,757
*	Solvus SA Interim Strip VVPR	18,176	221
	Spector Photo Group SA	5,408	51,405
*	Systemat SA	6,330	36,360
	Telindus Group SA	39,392	330,495
	Ter Beke NV	2,281	155,477
	Tessenderlo Chemie	28,984	1,102,514
	UNIBRA	1,600	133,337
	Union Miniere SA	9,586	646,312
	Van de Velde NV	2,683	322,598
	VPK Packaging Group SA	7,185	214,915
	Warehouses de Pauw Sicafi	6,608	254,639
TOTAL COMMON STOCKS
(Cost $16,477,774)			23,573,063

RIGHTS/WARRANTS — (0.0%)
	Belge des Betons Contingent Rights	8,500	0
(Cost $0)
TOTAL — BELGIUM
(Cost $16,477,774)			23,573,063

IRELAND — (3.0%)
COMMON STOCKS — (3.0%)
	Abbey P.L.C.	25,557	269,050
*	Arcon International Resources P.L.C.	14,375	6,135
*	Ardagh P.L.C.	14,262	32,632
	DCC P.L.C.	91,965	1,613,953
*	Dragon Oil P.L.C.	159,204	120,051
*	Elan Corp. P.L.C.	154,046	3,434,034
*	FBD Holdings P.L.C.	10,822	217,008
	Fyffes P.L.C.	380,502	841,751
	Glanbia P.L.C.	321,765	946,175
	Grafton Group P.L.C.	253,939	2,169,548
	Greencore Group P.L.C.	218,422	783,074
	Heiton Holdings P.L.C.	51,677	414,501
*	Horizon Technology Group P.L.C.	19,455	24,308
	IAWS Group P.L.C.	105,879	1,301,403
	IFG Group P.L.C.	52,309	66,089
	Independent News & Media P.L.C.	635,584	1,534,472
*	Iona Technologies P.L.C.	21,281	88,786
*	Irish Intercontental Group P.L.C.	18,872	210,222
	IWP International P.L.C.	39,611	9,628
	Jurys Hotel Group P.L.C.	69,061	875,569
	Kingspan Group P.L.C.	183,188	1,104,240
	McInerney Holdings P.L.C.	33,991	235,407
	Paddy Power P.L.C.	49,663	604,331
	Readymix P.L.C.	109,762	206,979
	United Drug P.L.C.	190,860	686,600
*	Waterford Wedgwood P.L.C.	1,026,650	188,135

TOTAL — IRELAND
(Cost $9,675,244)			17,984,081

AUSTRIA — (3.0%)
COMMON STOCKS — (3.0%)
	Andritz AG	13,609	723,269
*	Austria Email AG	715	2,530

*	Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft	42,784	551,115
	Bank Fuer Kaernten und Steiermark AG	520	59,404
*	Betandwin.com Interactive Entertainment AG	12,749	275,021
	Bohler Uddeholm AG	11,195	937,344
	BWT AG	21,819	487,602
*	Ca Immobilien Invest AG	31,671	760,040
	Constantia-Verpackungen AG	19,123	437,443
	Demeter Vermoegensverwaltung	15,000	0
	Flughafen Wien AG	25,698	1,475,796
*	Immofinanz Immobilien Anlagen AG	165,130	1,337,687
	Lenzing AG	3,948	800,139
	Manner (Josef) & Co. AG	870	38,169
	Mayr-Melnhof Karton AG	11,760	1,557,148
	Oberbank AG	5,384	497,710
	Palfinger AG	10,383	378,659

*	Readymix Kies-Union AG	500	55,175
*	RHI AG, Wien	19,649	425,330
	Rosenbauer International AG	1,530	91,992
*	Sparkassen Immobilien	29,760	284,951
	Ubm Realitaetenentwicklung AG	1,440	45,250
	Uniqa Versicherungen AG	128,555	1,595,387
*	VA Technologie AG	17,392	1,133,129
	Voestalpine AG	30,095	1,476,203
	Wienerberger AG	63,642	2,308,640
*	Wolford AG	4,900	132,491
TOTAL COMMON STOCKS
(Cost $12,150,348)			17,867,624

RIGHTS/WARRANTS — (0.0%)
	Jenbacher AG Rights 03/31/08	7,860	0
(Cost $0)
TOTAL — AUSTRIA
(Cost $12,150,348)			17,867,624

PORTUGAL — (1.6%)
COMMON STOCKS — (1.6%)
*	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	194,100	281,025
	Efacec Capital SGPS SA	60,600	151,014
*	Gescartao SGPS SA	3,064	37,433
	Ibersol SGPS SA	14,462	75,893
*	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	912,442
*	Investimentos Participacoes e Gestao SA Inapa	43,702	153,776
*	Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho Administracao e Participacoes Financeiros SA)	170,757	1,846,701
	Mota-Engil SGPS SA	250,900	489,530
*	Novabase SGPS	56,005	371,279
*	ParaRede-SGPS SA	44,939	18,608
	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	874,120
	Sag Gest - Solucoes Automovel Globais SGPS SA	235,500	352,378
	Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA	54,900	252,253
*	Sociedad Construcoes Soares da Costa SA	19,200	52,094
	Sociedade de Investimento e Gestao SGPS SA	160,396	745,119
	Sonae SGPS SA	1,079,900	1,132,107
*	Sonaecom SGPS SA	321,175	1,251,886
	Teixeira Duarte Engenharia e Construcoes SA	609,000	844,799

TOTAL — PORTUGAL
(Cost $6,643,075)			9,842,457

Value †

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
Euro Currency	126,771
(Cost $124,419)

	Shares	Value †

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Epicor Sorftware Corp.	2,171	21,905
InFocus Corp.	10,455	88,972

TOTAL — UNITED STATES
(Cost $214,919)		110,877

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (7.9%)
Repurchase Agreement, Deutsche Bank Securities 1.55%, 09/01/04 (Collateralized by $47,046,289 U.S. TIPS 1.875%, 07/15/13, valued at $47,781,622) to be repurchased at $45,677,975 (Cost $45,676,008) ^	$45,676	45,676,008

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $1,662,000 FHLMC Notes 1.85%, 11/17/04, valued at $1,668,233) to be repurchased at $1,643,063 (Cost $1,643,000)	1,643	1,643,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $47,319,008)		47,319,008

TOTAL INVESTMENTS - (100.0%)
(Cost $440,785,001)††		$598,646,880

†	See Security Valuation Note.
^	Security purchased with cash proceeds from securities on loan.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	The cost for federal income tax purposes is $440,785,358.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

SOUTH AFRICA — (10.6%)
COMMON STOCKS — (10.6%)
	ABSA Group, Ltd.	458,177	$3,796,134
	African Oxygen, Ltd.	245,310	724,243
	Amalgamated Beverage Industries, Ltd.	92,636	1,170,020
	Anglo American Platinum Corp., Ltd.	194,874	8,540,383
	Anglo American PLC	662,129	14,956,724
	Anglogold, Ltd.	207,294	7,338,001
*	Anglovaal Mining, Ltd.	75,617	397,662
	AVI, Ltd.	178,834	548,335
	Barloworld, Ltd.	117,583	1,327,647
	Bidvest Group, Ltd.	189,814	1,710,035
*	Dimension Data Holdings PLC	246,926	129,391
*	Discovery Holdings, Ltd.	221,028	496,472
	Edgars Consolidated Stores, Ltd.	36,817	915,731
	Firstrand, Ltd.	4,243,999	6,804,131
	Gold Fields, Ltd.	295,435	3,581,396
	Harmony Gold Mining Co., Ltd.	192,203	2,400,449
	Impala Platinum Holdings, Ltd.	35,459	2,973,556
	Imperial Holdings, Ltd.	122,567	1,417,269
	Investec, Ltd.	23,111	414,370
	Iscor, Ltd.	379,417	2,634,161
	JD Group, Ltd.	87,800	593,423
	Kumba Resources, Ltd.	15,092	82,663
	Liberty Group, Ltd.	224,882	1,858,239
*	Massmart Holdings, Ltd.	105,794	554,911
	MTN Group, Ltd.	1,024,802	4,710,112
	Nampak, Ltd.	354,006	746,521
*	Naspers, Ltd. Series N	166,481	1,226,043
	Nedcor, Ltd.	310,466	2,602,227
*	Network Healthcare Holdings, Ltd.	1,090,199	783,166
	Old Mutual PLC	1,956,729	3,743,616
	Pick’n Pay Stores, Ltd.	412,865	1,191,573
	Pretoria Portland Cement Co., Ltd.	42,512	1,071,894
	Sanlam, Ltd.	1,467,709	1,981,871
	Sappi, Ltd.	131,990	1,861,504
	Standard Bank Group, Ltd.	686,654	4,554,603
*	Steinhoff International Holdings, Ltd.	712,952	878,237
	Telkom SA, Ltd.	500,646	5,976,458
	Tiger Brands, Ltd.	85,239	1,224,547
*	Woolworths Holdings, Ltd.	522,431	622,990
TOTAL COMMON STOCKS
(Cost $93,698,264)			98,540,708

INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		10,081
(Cost $11,254)
TOTAL — SOUTH AFRICA
(Cost $93,709,518)			98,550,789

TAIWAN — (10.1%)
COMMON STOCKS — (10.0%)
*	Accton Technology Corp.	99,296	46,307
	Acer, Inc.	688,883	920,891
*	Advanced Semiconductor Engineering, Inc.	1,453,396	1,063,148
	Advantech Co., Ltd.	96,254	195,839
*	Amtran Technology Co., Ltd.	66,080	38,756
*	Arima Computer Corp.	178,800	54,871
	Asia Cement Corp.	585,750	340,640
*	Askey Computer Co., Ltd.	63,812	35,620
	Asustek Computer, Inc.	978,063	2,192,575
	Au Optronics Corp.	1,812,487	2,313,128
	Benq Corp.	797,160	818,442
	Catcher Co., Ltd.	45,600	127,119
	Cathay Financial Holdings Co., Ltd.	2,988,529	5,244,927
	Cathay Real Estate Development Co., Ltd.	447,213	232,470
*	Chang Hwa Commercial Bank	1,794,796	980,646
	Cheng Shin Rubber Industry Co., Ltd.	325,437	422,431
	Cheng Uei Precision Industry Co., Ltd.	43,137	64,264
	Chi Mei Optoelectronic Corp.	1,593,166	2,027,124
	Chicony Electronics Co., Ltd.	96,288	117,258
	China Airlines	747,158	394,148
*	China Development Financial Holdong Co., Inc.	4,391,000	1,956,939
	China Motor Co., Ltd.	487,628	570,775
	China Steel Corp.	4,059,753	3,804,620
	Chinatrust Financial Holdings Co., Ltd.	2,000,471	2,117,983
*	Chungwa Picture Tubes Co., Ltd.	2,681,298	1,170,947
	CMC Magnetics Corp.	1,125,400	557,706
	Compal Electronics	1,310,363	1,245,320
*	Compeq Manufacturing Co., Ltd.	131,300	45,196
*	Cosmos Bank Taiwan	478,000	204,961
	CTB Financial Holding Co., Ltd.	4,265,535	2,592,365
	Delta Electronics Industrial Co., Ltd.	578,228	743,977
	D-Link Corp.	145,122	165,200
	E.Sun Financial Holding Co., Ltd.	974,746	557,812
	Elitegroup Computer Systems Co., Ltd.	105,788	37,739
	Eternal Chemical Co., Ltd.	93,000	56,438
	Eva Airways Corp.	714,035	286,370
*	Evergreen Marine Corp., Ltd.	761,682	694,320
	Far East Textile, Ltd.	1,618,669	964,583
	Far Eastern International Bank	409,000	204,017
*	First Financial Holding Co., Ltd.	1,989,000	1,390,350

	Formosa Chemicals & Fiber Co., Ltd.	2,119,090	3,404,396
	Formosa Plastics Corp.	2,053,210	3,087,363
	Formosa Taffeta Co., Ltd.	436,767	182,634
	Fu Sheng Industria	175,035	270,982
	Fubon Financi	3,711,052	3,419,134
	Fuh-Hwa Financial Holding Co., Ltd.	780,799	322,924
	Giga-Byte Technology Co., Ltd.	167,160	208,810
	High Tech Computer Corp.	69,600	235,951
	Hon Hai Precision Industry Co., Ltd.	655,307	2,152,622
	Hotai Motor Co., Ltd.	147,000	208,598
*	Hsinchu International Bank	348,000	194,277
	Hua Nan Financial Holding Co., Ltd.	2,037,320	1,430,245
	International Bank of Taipei	646,928	430,090
	Inventec Corp.	573,888	308,406
	King Yuan Electronics Co., Ltd.	136,182	116,219
	Kinpo Electronics, Inc.	204,336	85,361
	Largan Precision Co., Ltd.	27,500	193,421
	Lite-On Technology Corp.	884,011	828,570
*	Macronix International Co., Ltd.	1,547,500	395,134
*	Media Tek, Inc.	275,729	1,950,923
	Micro-Star International Co., Ltd.	198,770	159,781
	Mitac International Corp.	166,000	65,618
*	Mosel Vitelic Inc. Co., Ltd.	300,826	34,561
	Nan Ya Plastic Corp.	2,559,625	3,546,507
*	Nanya Technology Co., Ltd.	1,497,989	1,108,580
	Nien Hsing Textile Co., Ltd.	95,000	81,981
	Nien Made Enterprise Co., Ltd.	57,876	91,301
	Optimax Technology Corp.	84,915	204,197
	Oriental Union Chemical Corp.	122,958	122,515
*	Pacific Electric Wire & Cable Corp.	233,200	3,562
	Pihsiang Machinery Mfg. Co., Ltd.	33,743	66,627
*	Pou Chen Corp.	664,415	605,115
	Premier Image Technology Corp.	145,740	128,965
	President Chain Store Corp.	336,260	499,604
*	Q-Run Technology Co., Ltd.	35,200	49,755
	Quanta Computer, Inc.	1,219,299	2,084,886
*	Quanta Display, Inc.	1,088,000	565,551
	Realtek Semiconductor Corp.	194,001	227,205
	Ritek Corp.	580,205	222,670
	Shin Kong Fin	940,056	696,938
*	Silicon Integrated Systems Corp.	365,429	172,552
	Siliconware Precision Industries Co., Ltd.	651,200	479,341
	SinoPac Holdings Co., Ltd.	1,248,096	629,134
	Sunplus Technology Co., Ltd.	244,145	353,360
	Synnex Tech International Corp.	218,680	326,295
*	Systex Corp., Ltd.	159,500	60,678
	Taishin Financial Holdings Co., Ltd.	1,550,138	1,185,417
*	Taiwan Business Bank	579,120	170,254
	Taiwan Cement Corp.	710,731	356,515
	Taiwan Glass Ind. Corp.	374,080	329,809
	Taiwan Life Insurance Co., Ltd	101,200	158,106
	Taiwan Semiconductor Manufacturing Co., Ltd.	8,344,936	11,615,593

Taiwan Styrene Monomer Corp.	84,700	63,216
* Tatung Co., Ltd.	1,422,000	594,117
Teco Electric & Machinery Co., Ltd.	501,000	153,672
* The Farmers Bank of China	375,000	110,097
Tong Yang Industry Co., Ltd.	78,492	113,531
Transcend Information, Inc.	35,188	75,191
U-Ming Marine Transport Corp.	192,050	254,488
Uni-President Enterprises Corp.	1,165,020	543,821
* United Microelectronics Corp.	6,143,611	4,157,268
Via Technologies, Inc.	342,245	236,119
* Walsin Lihwa Corp.	1,019,000	502,340
Wan Hai Lines Co., Ltd.	447,934	403,687
Waterland Financial Holdings	572,000	201,624
* Winbond Electronics Corp.	1,543,000	650,731
Ya Hsin Industrial Co., Ltd.	169,683	158,923
* Yageo Corp.	608,440	253,896
Yang Ming Marine Transport Corp.	815,891	717,885
Yieh Phui Enterprise Co., Ltd.	248,300	175,822
Yuen Foong Yu Paper Manufacturing Co., Ltd.	383,022	182,887
Yulon Motor Co., Ltd.	427,753	423,747
Zyxel Communication Corp.	97,980	196,094
TOTAL COMMON STOCKS
(Cost $88,498,930)		92,996,411

INVESTMENT IN CURRENCY — (0.1%)
* Taiwan Dollar		1,048,850
(Cost $1,050,265)

RIGHTS/WARRANTS — (0.0%)
Eva Airways Corp. Rights 09/20/04	41,251	0
(Cost $0)
TOTAL — TAIWAN
(Cost $89,549,195)		94,045,261

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
Amorepacific Corp.	3,900	742,917
CJ Corp.	8,690	444,577
Daegu Bank Co., Ltd.	32,630	190,141
Daelim Industrial Co., Ltd.	14,090	536,741
Daewoo Engineering & Construction Co., Ltd.	156,980	665,308
* Daewoo Heavy Industries & Machinery, Ltd.	82,680	644,690
* Daewoo Securities Co., Ltd.	56,445	170,699
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	95,260	1,076,198
Daishin Securities Co., Ltd.	5,340	67,094
* GS Holdings Corp.	42,945	805,324
Halla Climate Control Corp.	41,670	358,456
Hanjin Shipping Co., Ltd.	25,440	444,228
Hankook Tire Manufacturing Co., Ltd.	61,950	572,989

	Hanwha Chemical Corp.	32,000	220,457
	Hite Brewery Co., Ltd.	9,590	658,788
	Hyundai Development Co.	24,000	262,352
	Hyundai Heavy Industries Co., Ltd.	33,140	750,944
*	Hyundai Merchant Marine Co., Ltd.	38,840	356,686
	Hyundai Mobis	35,570	1,753,691
	Hyundai Motor Co., Ltd.	95,919	4,175,553
*	Hyundai Securities Co., Ltd.	61,090	232,566
	INI Steel Co., Ltd.	38,220	399,116
*	Kangwon Land, Inc.	98,600	1,081,868
	Kia Motors Corp.	184,560	1,624,344
*	Kookmin Bank	139,085	4,454,000
	Korea Electric Power Corp.	361,950	6,386,020
*	Korea Exchange Bank	337,650	1,993,102
	Korea Gas	45,650	1,284,923
*	Korean Air Co., Ltd.	32,280	459,402
	KT Corp.	129,020	4,089,705
	KT&G Corp.	84,670	2,159,920
	Kumgang Korea Chemical Co., Ltd.	4,730	510,223
	LG Chemical, Ltd.	28,206	1,076,320
	LG Corp.	79,755	1,052,460
	LG Electronics, Inc.	56,060	2,689,282
	LG Engineering & Construction Corp.	16,000	301,962
*	LG Investment & Securities Co., Ltd.	40,060	266,671
	LG Petrochemical Co., Ltd.	18,420	427,865
	Lotte Chilsung Beverage Co., Ltd.	290	170,550
*	NCsoft Corp.	7,580	550,877
	Nong Shim Co., Ltd.	2,550	534,915
	POSCO	31,880	4,572,196
	Pusan Bank	42,800	261,409
	S1 Corp.	17,658	455,589
	Samsung Corp.	48,410	587,250
*	Samsung Electro-Mechanics Co., Ltd.	32,707	869,917
	Samsung Electronics Co., Ltd.	44,888	17,665,289
	Samsung Fire and Marine Insurance, Ltd.	21,719	1,301,963
	Samsung Heavy Industries Co., Ltd.	85,610	377,940
	Samsung SDI Co., Ltd.	20,352	2,097,861
	Samsung Securities Co., Ltd.	22,530	389,364
*	Samsung Techwin Co., Ltd.	28,000	230,063
*	Seoul Bank	78,820	1,779,335
	Shinhan Financial Group Co., Ltd.	151,242	2,570,591
	Shinsegae Co., Ltd.	5,910	1,552,501
	SK Corp., Ltd.	55,584	2,117,328
	SK Telecom Co., Ltd.	31,355	4,720,386
	S-Oil Corp.	68,120	2,916,043
*	Ssangyong Motor Co.	39,000	244,513

TOTAL — SOUTH KOREA
(Cost $58,892,117)			91,353,462

MEXICO — (9.7%)
COMMON STOCKS — (9.7%)
	Alfa S.A. de C.V. Series A	534,990	1,757,378
	America Movil S.A. de C.V. Series L	7,360,000	12,637,829
*	America Telecom S.A. de C.V. Series A	3,352,216	6,271,328
*	Carso Global Telecom S.A. de C.V. Telecom Series A1	2,870,871	4,205,887
	Cementos de Mexico S.A. de C.V. Series B	1,221,117	6,926,330
	Coca-Cola Femsa S.A. de C.V. Series L	834,100	1,677,651
*	Consorcio Ara S.A.	157,500	421,918
	Controladora Comercial Mexicana S.A. de C.V. Series B	633,700	690,166

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	75,000	155,461
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,107	114
	Corporativo Fragua S.A. de C.V. Series B	21	57
*	Desc S.A. de C.V. Series B	619,841	178,567
	El Puerto de Liverpool S.A. Series C1	339,500	493,200
	Embotelladora Arca SA de CV , Mexico	466,500	880,923
*	Empresas ICA Sociedad Controladora S.A. de C.V.	623,700	184,061
	Empresas la Moderna S.A. de C.V. Series A	120,000	29,933
	Fomento Economico Mexicano Series B & D	554,000	2,395,939
	Gruma S.A. de C.V. Series B	90,406	153,251
	Grupo Carso S.A. de C.V. Series A-1	802,160	3,674,203
	Grupo Continental S.A.	358,600	549,294
	Grupo Elektra S.A. de C.V.	114,000	750,955
	Grupo Financiero del Norte S.A. Series C	471,150	1,855,550
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	22,746	4,995
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,361,907	3,485,138
*	Grupo Gigante S.A. de C.V. Series B	117,282	74,167
	Grupo Industrial Bimbo S.A. de C.V. Series A	1,093,900	2,387,547
	Grupo Industrial Maseca S.A. de C.V. Series B	229,000	100,567
	Grupo Modelo S.A. de C.V. Series C	2,009,300	4,791,401
*	Grupo Nutrisa S.A. de C.V.	129	35
*	Grupo Qumma S.A. de C.V. Series B	1,591	25
	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	1,623,900	3,908,029
*	Grupo Tribasa S.A. de C.V.	2,120	0
*	Hylsamex S.A. de C.V. Series B	153,914	257,391
	Industrias Penoles S.A. de C.V.	247,800	1,016,403
	Kimberly Clark de Mexico S.A. de C.V. Series A	728,100	2,001,627
*	Nueva Grupo Mexico S.A. de C.V. Series B	672,067	2,396,550
	Organizacion Soriana S.A. de C.V. Series B	543,600	1,599,455
	Telefonos de Mexico S.A. Series A	100,000	161,609
	Telefonos de Mexico S.A. Series L	6,318,900	10,250,765
*	TV Azteca S.A. de C.V. Series A	1,619,900	943,300
*	US Commercial Corp. S.A. de C.V.	223,000	115,559
	Vitro S.A.	121,600	106,803
	Walmart de Mexico S.A. de C.V. Series V	3,428,035	10,914,432
TOTAL COMMON STOCKS
(Cost $68,971,209)			90,405,793

INVESTMENT IN CURRENCY — (0.0%)

Mexican Peso		15,266
(Cost $15,008)

RIGHTS/WARRANTS — (0.0%)
Coca-Cola Femsa S.A. de C.V. Rights 09/01/04	826,000	0
(Cost $0)
TOTAL — MEXICO
(Cost $68,986,217)		90,421,059

BRAZIL — (9.2%)

PREFERRED STOCKS — (7.9%)
Ambev Cia de Bebidas das Americas	12,453,835	2,717,467
Aracruz Celulose SA Series B	711,999	2,459,103
Banci Itau Holding Financeira	68,900,000	6,953,427
Banco Bradesco SA	85,118	4,138,366
Brasil Telecom Participacoes SA	164,643,872	1,067,126
Brasil Telecom SA	465,630,875	1,806,641
Brasileira de Distribuicao Pao de Acucar	41,610,000	863,979
* Braskem SA	53,600,000	1,555,186
Cemig Cia Ene	77,000,000	1,409,785
* Companhia Siderurgica Paulista	65,000	20,167
Compania Paranaense de Energia Series B	100,000,000	344,357
Embraer Empresa Brasileira de Aeronautica	535,521	3,556,750
Embratel Participacoes SA	143,582,922	372,053
* Empresa Nasional de Comercio Redito e Participacoes SA	480,000	1,718
Gerdau SA	209,804	3,465,021
Investimentos Itau SA	3,300,893	4,062,811
Klabin SA	542,875	856,976
* Lojas Renner SA	800,000	6,478
Metalurgica Gerdau SA	39,500	810,740
Siderurgica Belgo-Mineira	5,390,000	2,188,711
Siderurgica de Tubarao Sid Tubarao	41,420,000	1,742,662
Siderurgica Paulista Casipa Series B	325	5,086
Tele Centro Oeste Celular Participacoes SA	230,437,922	724,391
Tele Norte Leste Participacoes SA	180,034	2,474,318
Telemar Norte Leste SA	208,200	3,812,623
* Telesp Celular Participacoes	1,054,641,089	2,732,790
Telesp Participacoes SA	412,200,000	7,067,691
Telesudeste Celular Participacoes SA	81,000,000	180,061
Unibanco Unias de Bancos Brasileiros SA	20,000	39,618
Unibanco-Uniao de Bancos Brasileiros SA	373,130	1,717,441
Usinas Siderurgicas de Minas Gerais SA	125,039	1,982,378
Vale do Rio Doce Series A	669,480	10,933,547
Vale do Rio Doce Series B	81,160	0
Votorantim Celulose e Papel SA	12,467,325	877,771
Weg SA	206,900	501,554
TOTAL PREFERRED STOCKS
(Cost $46,458,253)		73,448,793

COMMON STOCKS — (1.3%)
	Ambev Cia de Bebidas das Americas	5,420,000	2,200,893
	Brasil Telecom Participacoes SA	59,520,574	432,047
	Companhia Siderurgica Nacional	241,404	3,732,941
	Cpfl Geracao Energia SA	3,140,000	8,822
*	Embratel Participacoes	57,550,000	289,810
	Petroquimica do Sul Copesul	2,276,000	213,399
	Souza Cruz Industria e Comercio	338,200	3,320,886
*	Suzano Bahia Sul Papel e Celullose SA	143,545	609,320
	Tele Centro Oeste Celular Participacoes SA	57,876,799	207,196
*	Tele Centro Oeste Celular Participacoes SA	1,365,528	4,889
*	Tele Norte Celular Participacoes	57,624,254	12,770
	Tele Norte Leste Participacoes SA	59,255	770,737
*	Tele Sudeste Celular Participacoes SA	3,072,951	5,668
	Tractebel Energia SA	96,600,000	294,773
TOTAL COMMON STOCKS
(Cost $8,136,502)			12,104,151

TOTAL — BRAZIL
(Cost $54,594,755)			85,552,944

TURKEY — (7.4%)
COMMON STOCKS — (7.4%)
	Akbank T.A.S.	2,264,998,827	9,658,084
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	182,246,814	2,456,677
*	Arcelik A.S.	1,549,702,646	8,104,157
*	Dogan Sirketler Grubu Holdings A.S.	722,062,463	1,238,083
*	Dogan Yayin Holding A.S.	282,794,524	1,017,495
	Enka Insaat Ve Sanayi A.S.	164,940,663	3,298,365
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,595,341,000	5,473,854
	Ford Otomotiv Sanayi A.S.	722,990,000	5,391,781
	Hurriyet Gazetecilik ve Matbaacilik A.S.	629,278,201	1,194,028
	Koc Holding A.S.	1,058,111,057	5,731,124
	Migros Turk A.S.	450,270,375	2,430,633
*	Tat Konserve Sanayii A.S.	36	0
*	Tofas Turk Otomobil Fabrikasi A.S.	1,489,092,271	3,233,663
	Trakya Cam Sanayii A.S.	187,301,438	478,067
	Tupras-Turkiye Petrol Rafineleri A.S.	289,886,950	2,234,783
	Turk Sise ve Cam Fabrikalari A.S.	639,484,793	1,414,490
*	Turkiye Garanti Bankasi A.S.	1,549,482,967	5,077,379
	Turkiye Is Bankasi A.S. Series C	2,002,976,408	6,632,905
*	Vestel Elektronik Sanayi Ticaret A.S.	240,241,000	871,725
*	Yapi ve Kredi Bankasi A.S.	1,232,184,338	2,945,707

TOTAL — TURKEY
(Cost $29,311,212)			68,883,000

MALAYSIA — (6.9%)
COMMON STOCKS — (6.9%)
	AMFB Holdings Berhad	394,500	622,223
	AMMB Holdings Berhad	1,347,731	1,161,828
*	Aokam Perdana Berhad	333	5
	Berjaya Sports Toto Berhad	746,800	674,557
	British American Tobacco Berhad	205,600	2,745,085
*	CIMB Berhad	136,200	178,903
	Commerce Asset Holding Berhad	1,871,700	2,263,458
*	Digi.Com Berhad	559,862	694,157
	Diversified Resources Berhad	581,000	314,814
	Gamuda Berhad	510,000	690,991
	Genting Berhad	515,600	2,156,518
	Golden Hope Plantations Berhad	846,400	780,644
	Highlands and Lowlands Berhad	49,800	47,181
	Hong Leong Bank Berhad	1,112,750	1,458,816
	Hong Leong Credit Berhad	925,429	1,022,352
	Hong Leong Properties Berhad	175,328	24,123
	IJM Corp. Berhad	196,400	248,124
	IOI Corp. Berhad	731,100	1,664,528
	IOI Oleochemical Industries Berhad	22,041	55,081
	IOI Properties Berhad	136,300	277,589
	Kuala Lumpur Kepong Berhad	525,500	897,183
	Magnum Corp. Berhad	1,115,300	703,418
	Malakoff Berhad	616,400	1,024,146
	Malayan Banking Berhad	2,360,900	6,453,135
	Malayan Cement Berhad	2,153,100	455,152
	Malaysia Mining Corp. Berhad	828,700	413,162
*	Malaysian Airlines System Berhad	993,600	1,121,526
	Malaysian International Shipping Corp. (Foreign)	936,766	3,080,265
	Malaysian Pacific Industries	163,000	607,122
	Malaysian Plantations Berhad	388,700	228,541
	Maxis Communications Berhad	648,500	1,457,347
*	MBF Holdings Berhad	7,050	287
	Nestle (Malaysia) Berhad	176,200	1,047,130
	Oriental Holdings Berhad	168,000	183,103
	Oyl Industries Berhad	97,000	912,152
	Perusahaan Otomobil Nasional Berhad	389,000	793,355
	Petronas Dagangan Berhad	386,700	722,164
	Petronas Gas Berhad	1,577,500	2,945,949
	Plus Expressways Berhad	1,418,500	927,447
	PPB Group Berhad	407,600	686,257
	Public Bank Berhad	1,550,201	2,769,359
	Resorts World Berhad	819,200	1,905,188
	RHB Capital Berhad	1,431,500	721,923
	Shell Refining Co. Federation of Malaysia Berhad	24,700	47,497
*	Silverstone Corp. Berhad	11,587	626
	Sime Darby Berhad (Malaysia)	1,645,500	2,397,105
	Southern Bank Berhad	48,440	34,345
	Southern Bank Berhad (Foreign)	854,737	598,011
	SP Setia Berhad	257,300	243,389
	Star Publications (Malaysia) Berhad	126,800	214,941
	Telekom Malaysia Berhad	2,220,700	6,192,326

Tenaga Nasional Berhad	2,123,900	5,586,134
* Time Dotcom Berhad	1,550,000	353,610
UMW Holdings Berhad	340,833	439,279
YTL Corp. Berhad	1,152,062	1,393,847

TOTAL — MALAYSIA
(Cost $60,383,947)		64,637,398

ISRAEL — (6.3%)
COMMON STOCKS — (6.3%)
Africa-Israel Investments, Ltd.	108,700	2,492,193
Agis Industries (1983), Ltd.	71,436	1,558,337
Bank Hapoalim, Ltd.	2,309,640	6,269,784
Bank Leumi Le-Israel	2,802,069	5,648,607
* Bezeq Israeli Telecommunication Corp., Ltd.	4,049,014	3,889,932
Blue Square Israel, Ltd.	16,186	162,976
CLAL Industries, Ltd.	289,038	1,192,038
CLAL Insurance, Ltd.	114,684	1,820,234
Delek Group, Ltd.	4,584	377,098
Discount Investment Corp	66,100	1,492,471
Elbit Systems, Ltd.	98,319	2,069,453
* Elron Electronic Industries, Ltd.	0	5
* First International Bank of Israel	48,660	278,966
* First International Bank of Israel, Ltd.	347,200	384,175
IDB Development Corp., Ltd. Series A	101,015	2,357,585
IDB Holding Corp., Ltd.	36,578	748,959
Israel Chemicals, Ltd.	2,410,526	4,411,012
Israel Corp. Series A	5,500	982,605
* Koor Industries, Ltd.	25,971	1,059,323
M.A.Industries, Ltd.	843,283	3,366,732
Migdal Insurance Holdings	2,079,107	2,570,852
Osem Investment, Ltd.	210,522	1,929,250
Strauss Elite, Ltd.	33,250	310,716
* Super-Sol, Ltd. Series B	372,926	860,087
Teva Pharmaceutical Industries, Ltd.	418,280	11,459,729
United Mizrahi Bank, Ltd.	384,693	1,317,223

TOTAL — ISRAEL
(Cost $37,006,676)		59,010,342

INDONESIA — (6.3%)
COMMON STOCKS — (6.3%)
PT Astra Agro Lestari Tbk	2,153,000	581,220
PT Astra International Tbk	8,470,461	5,774,331
PT Bank Central Asia Tbk	1,980,000	381,868
PT Bank Danamon Indonesia Tbk	1,762,000	632,776
PT Bimantara Citra Tbk	2,285,400	590,884
PT Gudang Garam Tbk	4,695,500	6,415,012

	PT Hanjaya Mandala Sampoerna Tbk	13,377,500	7,604,489
*	PT Indocement Tunggal Prakarsa Tbk	7,362,000	1,260,667
	PT Indofood Sukses Makmur Tbk	18,886,400	1,366,590
	PT Indonesian Satellite Corp.Tbk	14,967,500	6,708,905
	PT International Nickel Indonesia Tbk	580,000	503,530
	PT Kalbe Farma Tbk	2,500,000	106,055
*	PT Lippo Karawaci Tbk	177,822	31,077
*	PT Makindo Tbk	2,236,500	259,434
	PT Medco Energi International Tbk	9,754,000	1,513,952
*	PT Panasia Indosyntec Tbk	75,100	4,005
	PT Ramayana Lestari Sentosa Tbk	4,004,000	1,681,883
	PT Sari Husada Tbk	13,793	31,040
	PT Semen Gresik Tbk	1,739,502	1,864,689
	PT Telekomunikasi Indonesia (Persero) Tbk Series B	18,576,820	15,211,389
	PT Tempo Scan Pacific	646,000	459,676
	PT Unilever Tbk	16,022,000	5,745,327

TOTAL — INDONESIA
(Cost $47,079,243)			58,728,799

THAILAND — (5.5%)
COMMON STOCKS — (5.5%)
	Advance Info Service Public Co., Ltd. (Foreign)	5,982,000	13,572,605
*	Aromatics (Thailand) Public Co., Ltd. (Foreign)	1,387,500	1,932,173
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,794,100	1,020,892
*	Bank of Asia Public Co., Ltd. (Foreign)	9,363,000	1,180,210
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	5,174,500	1,316,920
	Banpu Public Co., Ltd. (Foreign)	132,000	446,867
	BEC World Public Co., Ltd. (Foreign)	3,915,000	1,729,556
	Central Pattana Public Co., Ltd. (Foreign)	4,177,500	852,551
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	14,442,000	1,317,638
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	4,100,710	1,673,759
	Hana Microelectronics Public Co., Ltd.	1,191,500	586,453
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	612,000	288,000
	Krung Thai Bank Public Co., Ltd. (Foreign)	17,302,970	3,365,043
	Land & Houses Public Co., Ltd. (Foreign)	2,130,310	506,364
	National Finance and Securities Public Co., Ltd. (Foreign)	630,150	187,608
	National Petrochemical Public Co., Ltd. (Foreign)	441,500	1,113,025
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,200,000	2,020,408
	Shin Corporation Public Co., Ltd. (Foreign)	6,122,000	5,254,778
	Siam Cement Public Co., Ltd. (Foreign)	270,000	1,568,788
	Siam City Cement Public Co., Ltd. (Foreign)	633,413	3,163,263
	Siam Commercial Bank Public Co., Ltd. (Foreign)	2,549,166	2,907,212
	Siam Makro Public Co., Ltd. (Foreign)	304,200	350,579
*	Telecomasia Corp. Public Co., Ltd. (Foreign)	6,977,800	871,178
*	Thai Military Bank Public Co., Ltd. (Foreign)	12,415,080	989,629
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	3,178,520	1,831,560
	TISCO Finance Public Co., Ltd. (Foreign)	1,231,100	691,662
	Vanachai Group Co-Foreign	950,200	213,310
TOTAL COMMON STOCKS
(Cost $45,225,142)			50,952,031

RIGHTS/WARRANTS — (0.0%)
Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08	1,444,563	0
(Cost $0)
TOTAL — THAILAND
(Cost $45,225,142)		50,952,031

UNITED STATES — (4.7%)
COMMON STOCKS — (4.7%)
Banco Bilboa Vizcaya Argentaria Chile SA ADR	64,200	1,598,580
Banco de Chile Series F ADR	47,643	1,629,391
Banco Santander Chile Sponsored ADR	295,998	8,080,745
Cia Telecom de Chile ADR	421,400	5,191,648
Compania Cervecerias Uni ADR	115,400	2,723,440
Cristalerias de Chile SA ADR	35,600	989,680
Distribucion y Servicio D&S SA ADR	208,828	3,424,779
Embotelladora Andina SA Andina ADR	109,600	1,337,120
Embotelladora Andina SA Andina Series B ADR	89,100	993,465
Empresa Nacional de Electricidad SA ADR	514,018	7,777,092
Enersis SA ADR	285,903	1,892,678
Grupo Financiero Galizia SA ADR	211,011	1,071,936
Lan Chile SA ADR	125,900	2,763,505
Madeco SA	4,450	39,605
Masisa SA ADR	25,100	412,644
Sociedad Quimica y Minera de Chile SA ADR	61,300	2,741,336
Sociedad Quimica y Minera de Chile SA ADR	902	42,394
Vina Concha y Toro SA Conchatoro ADR	27,100	1,476,950

TOTAL — UNITED STATES
(Cost $40,412,649)		44,186,988

HUNGARY — (3.1%)
COMMON STOCKS — (3.1%)
Budapesti Elektromos Muvek RT	185	14,348
Delmagyarorszagi Aramszolgaltato Demasz RT	2,275	126,584
Egis RT	37,757	1,686,103
Gedeon Richter, Ltd.	46,937	5,021,984
Magyar Olay-Es Gazipari RT	168,429	7,321,443
Matav RT	1,050,555	4,255,556
Orszagos Takerekpenztar es Keresdelmi Bank RT	386,220	8,421,389
* Tiszai Vegyi Kombinat RT	117,534	2,356,941

TOTAL — HUNGARY
(Cost $15,788,433)		29,204,348

POLAND — (3.0%)
COMMON STOCKS — (3.0%)
*	Agora SA	98,779	1,433,722
	Bank Polska Kasa Opieki - Grupa Pekao SA	156,792	5,035,779
	Bank Przemyslowo Handlowy Pbk	31,526	3,433,398
	Bank Zackodni Wbk SA	93,312	2,072,257
*	Big Bank Gdanski SA	2,029,541	1,617,622
	Browary Zywiec SA	15,860	1,906,102
*	Budimex SA	36,763	433,065
*	Cersanit-Krasnystaw SA	19,143	604,897
	Debica SA	19,800	663,763
	Frantschach Swiecie SA	103,599	1,812,980
*	Kredyt Bank SA	418,562	946,140
*	Netia Holdings SA	495,665	554,139
*	Optimus Technologie	6,873	20,732
	Orbis SA	77,409	487,418
*	Polski Koncern Naftowy Orlen S.A.	267,237	2,364,007
*	Prokom Software SA	21,336	976,818
	Telekomunikacja Polska SA	712,274	2,822,713
	Zaklady Metali Lekkich Kety SA	15,120	578,633

TOTAL — POLAND
(Cost $20,586,160)			27,764,185

PHILIPPINES — (2.9%)
COMMON STOCKS — (2.9%)
	Aboitiz Equity Ventures, Inc.	7,803,400	437,282
	Ayala Corp.	42,503,520	4,080,832
	Ayala Land, Inc.	27,511,576	2,600,393
	Bank of the Philippine Island	4,641,373	3,429,461
*	Equitable PCI Bank, Inc.	2,217,300	1,659,918
	Filipina Water Bottling Corp.	2,006,957	0
	Metro Bank and Trust Co.	4,584,435	2,042,184
	Petron Corp.	28,593,000	1,322,452
*	Philippine Long Distance Telephone Co.	347,030	7,835,819
	SM Prime Holdings, Inc.	29,223,000	2,960,444
	Union Bank of the Philippines	1,572,300	671,248

TOTAL — PHILIPPINES
(Cost $42,708,447)			27,040,033

ARGENTINA — (1.6%)
COMMON STOCKS — (1.6%)
*	Acindar Industria Argentina de Aceros SA Series B	899,000	843,717
*	Alpargatas SA Industrial y Comercial	1,078	444
	Alto Palermo SA Series A	5,000	5,707

	Banco del Sud Sociedad Anonima Series B	29,000	28,228
*	Banco Frances del Rio de la Plata SA	483,809	789,999
*	Capex SA Series A	52,893	77,144
*	Celulosa Argentina SA Series B	18,750	15,219
*	Central Costanera SA Series B	114,100	137,834
*	Central Puerto SA Series B	16,000	8,320
*	Garovaglio y Zorraquin SA	28,000	4,235
*	Gas Natural SA, Buenos Aires	345,000	158,611
*	Grupo Financiero Galicia SA Series B	150,000	71,815
*	IRSA Inversiones y Representaciones SA	657,649	442,054
*	Juan Minetti SA	353,151	322,477
*	Ledesma S.A.A.I.	242,632	157,706
*	Metrogas SA Series B	543,115	191,144
*	Molinos Rio de la Plata SA Series B	694,833	793,101
*	Perez Companc SA	2,329,901	2,046,270
*	Renault Argentina SA	399,466	82,326
	Siderar SAIC Series A	721,484	3,454,214
	Solvay Indupa S.A.I.C.	555,366	427,889
*	Telecom Argentina Stet-France SA Series B	977,000	1,669,664
	Tenaris SA	653,898	2,394,626
*	Transportadora de Gas del Sur SA Series B	1,028,022	840,934

TOTAL — ARGENTINA
(Cost $24,659,590)			14,963,678

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
*	Ceske Radiokomunikace A.S.	1,575	26,209
	Ceske Telecom A.S.	146,147	1,847,457
	CEZ A.S.	192,592	1,503,208
	Komercni Banka A.S.	14,029	1,510,892
*	Phillip Morris CR A.S.	478	272,391

TOTAL — CZECH REPUBLIC
(Cost $5,129,766)			5,160,157

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (2.3%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $21,639,000 FHLMC Notes 1.85%, 11/17/04, valued at $21,720,146) to be repurchased at $21,399,814	$21,399	21,399,000
(Cost $21,399,000)

TOTAL INVESTMENTS — (100.0%)
(Cost $755,422,067)††		$931,853,474

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $755,848,953.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

BRAZIL — (13.4%)

PREFERRED STOCKS — (11.6%)
*	Acesita SA	978,765,315	$1,151,292
	Alpargatas-Santista Textil SA	500,000	61,541
	Banco Mercantil do Brasil SA	130,000	21,054
*	Braskem SA	53,000,001	1,537,777
	Centrais Electricas de Santa Catarin Celesc Series B	840,000	289,260
	Companhia Brasileira de Petroleo Ipiranga SA	60,800	325,455
	Compania Paranaense de Energia Series B	232,500,000	800,631
	Confab Industrial SA	357,000	231,265
	Coteminas Cia Tecidos Norte de Minas	6,977,102	604,222
	Distribuidora de Produtos de Petroleo Ipiranga SA	3,900	42,417
	Duratex SA	13,400,000	475,145
*	Electropaulo Electrecidade Metropolitana	29,980,000	693,026
	Embraco SA	262,000	116,127
	Embratel Participacoes SA	273,800,000	709,472
*	Empressa Metropolitanade Aguas e Energia SA	24,000,000	48,769
	Energetica do Ceara Coelce	72,000,000	101,875
*	ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B	13,156,000	38,127
	Fertibras SA	3,400	30,140
	Forca Luz Cataguazes Leopoldina Series A	23,400,000	10,372
	Fras-Le Preferred	20,200	48,486
	Globex Utilidades SA	25,268	99,073
*	Gradiente Eletronica SA	2,600	7,092
*	Industria de Bebidas Antarctica Polar SA	23,000	20,585
*	Inepar SA Industria e Construcoes	9,900,001	2,093
	Klabin SA	687,000	1,084,490
	Lojas Americanas SA	68,290,369	825,398
	Magnesita SA Series A	20,500,000	87,368
	Magnesita SA Series C	202,338	827
	Marcopolo SA	124,000	264,235
	Metal Leve SA	3,400,000	191,272
	Metalurgica Gerdau SA	59,302	1,217,177
*	Net Servicos de Communication SA	1,604,500	355,583
*	Paranapanema SA	146,200,000	203,374
	Perdigao SA NPV	47,900	733,280
	Random Implementos e Participacoes SA	162,500	318,573
*	Rasip Agro-Pastoril SA	51,000	4,086
*	Refinaria de Petroleo Ipiranga SA	12,300	95,573
	Ripasa SA Papel e Celulose	442,000	446,069
	Sadia SA	585,000	997,272

	Saraiva Livreiros Editores	4,000	15,015
*	Sharp SA Equipamentos Eletronicos	30,200,000	206
	Suzano Petroquimica SA	30,000	54,211
	Tele Celular Sul Participacoes SA	405,908,039	564,645
	Tele Centro Oeste Celular Participacoes SA	279,000,000	877,047
*	Tele Leste Celular Participacoes SA	559,666,572	173,644
	Tele Norte Celular Participacoes SA	549,505,027	103,044
	Telemig Celular Participacoes SA	398,290,371	590,714
	Telenordeste Celular Participacoes SA	408,041,513	514,747
	Telesudeste Celular Participacoes SA	355,800,000	790,936
	Tim Sul SA Preferred Series B	13,950,000	390,010
	Ultrapar Participants	69,939,437	989,597
	Uniao des Industrias Petroquimicas SA Series B	563,520	653,245
*	Varig Participacoes Em Transportes	122,026	574
*	Varig Particpacoes Em Servicos	116,823	96
*	Varig SA Viacao Aerea Riograndense	16,000	7,965
	Weg SA	280,100	679,001
TOTAL PREFERRED STOCKS (Cost $13,892,787)			20,694,570

COMMON STOCKS — (1.8%)
*	Acos Especiais Itabira-Acesita Aces	42,900,000	50,169
*	Acos Villares SA Avil	120,000	7,570
	Avipal SA Avicultura e Agropecua	50,900,000	124,083
	Eternit SA	1,200	14,524
	Forjas Taurus SA	88,000	41,405
	Metalurgica Gerdau SA	1,292	25,549
	Petroquimica do Sul Copesul	18,200,000	1,706,444
*	Rhodia Ster SA	640,780	37,140
	Sao Paulo Alpargatas SA	510,000	41,558
*	Suzano Bahia Sul Papel e Celullose SA	292,651	1,242,210
TOTAL COMMON STOCKS (Cost $2,185,109)			3,290,652

RIGHTS/WARRANTS — (0.0%)
	Rasip Agro Pastoril SA Rights	16,991	0
(Cost $0)
TOTAL — BRAZIL (Cost $16,077,896)			23,985,222

SOUTH KOREA — (11.1%)
COMMON STOCKS — (11.1%)
*	Anam Semiconductor, Inc.	69,073	155,775
	Asia Cement Manufacturing Co., Ltd.	1,243	29,767
	Bing Grae Co., Ltd.	3,480	66,042
	Bu Kwang Pharmaceutical Co., Ltd.	6,237	61,944
	Byuck San Engineering and Construction Co., Ltd.	8,750	26,096
	Cheil Communications, Inc.	2,497	327,314
	Cheil Industrial, Inc.	25,600	350,214

	Choong Wae Pharmaceutical	1,877	22,469
	Chungho Comnet Co., Ltd.	720	2,261
*	Comtec Systems Co., Ltd.	2,000	1,011
*	Dae Ho Corp.	543	61
	Dae Sang Corp.	8,020	21,022
	Dae Won Kang Up Co., Ltd.	1,740	18,506
	Daeduck Electronics Co., Ltd.	22,437	189,484
	Daeduck Industries Co., Ltd.	7,526	62,960
	Daegu Bank Co., Ltd.	63,640	370,842
	Daehan City Gas Co., Ltd.	2,621	35,794
	Daehan Flour Mills Co., Ltd.	470	15,727
	Daesung Industrial Co., Ltd.	1,690	29,684
*	Daewoo International Corp.	54,700	369,870
	Daewoo Motor Sales Corp.	10,240	61,250
*	Daewoo Precision Industries Co., Ltd.	2,800	36,627
*	Daewoo Securities Co., Ltd.	137,720	416,489
	Daewoong Co., Ltd.	4,686	21,501
*	Daewoong Pharmaceutical Co., Ltd.	3,630	56,537
	Daishin Securities Co., Ltd.	24,720	310,593
*	Daou Technology, Inc.	7,000	7,670
	DC Chemical Co., Ltd.	7,316	99,958
	Dong Ah Tire Industrial Co., Ltd.	7,300	25,161
	Dong Bu Insurance Co., Ltd.	30,810	150,603
*	Dong Yang Mec	7,020	20,811
	Dong-A Pharmaceutical Co., Ltd.	3,229	46,090
	Dongbu Corp.	6,310	33,070
	Dongbu Steel Co., Ltd.	7,290	54,015
	Dongkuk Steel Mill Co., Ltd.	43,637	446,530
	Dongwon F&B Co., Ltd.	900	28,684
	Dongwon Financial Holding Co., Ltd.	19,848	104,313
*	Doosan Corp.	7,390	55,871
	Doosan Heavy Industries & Construction Co., Ltd.	54,500	404,468
*	Doosan Industrial Development Co., Ltd.	12,850	19,779
*	Eastel Systems Corp.	4,307	3,588
*	Fursys, Inc.	2,880	21,599
	Global Enterprise Co., Ltd.	5,900	17,062
*	Good Morning Securities Co., Ltd.	94,500	261,232
	Green Cross Corp.	1,825	37,762
	Hae In Co., Ltd.	5,964	7,233
	Halla Climate Control Corp.	20,000	172,045
	Han Kuk Carbon Co., Ltd.	7,903	8,506
	Han Wha Corp.	43,150	345,817
	Hana Securities Co., Ltd.	5,930	28,268
	Handok Pharmaceuticals Co., Ltd.	3,860	27,995
	Handsome Corp.	13,420	106,690
	Hanil Cement Manufacturing Co., Ltd.	3,308	140,161
	Hanjin Heavy Industry Co., Ltd.	26,190	118,090
	Hanjin Transportation Co., Ltd.	3,471	32,983
*	Hankook Synthetics, Inc.	1,000	3,290
	Hankuk Electric Glass Co., Ltd.	4,480	175,378
	Hankuk Glass Industries, Inc.	6,360	329,215
	Hankuk Paper Manufacturing Co., Ltd.	1,450	27,742

	Hanmi Pharmaceutical Industrial Co, Ltd.	2,620	81,456
*	Hansol Electronics Inc.	797	4,969
	Hansol Paper Co., Ltd.	17,360	134,421
*	Hanssem Co., Ltd.	6,820	34,810
*	Hansung Enterprise Co., Ltd.	620	2,738
	Hanwha Chemical Corp.	74,040	510,083
	Hanwha Securities Co., Ltd.	13,070	25,305
	Hotel Shilla, Ltd.	15,138	73,774
	Huchems Fine Chemical Corp.	5,616	17,761
*	Hung Chang Co., Ltd.	27	45
	Hyosung T & C Co., Ltd.	12,038	98,185
*	Hyundai Auton Co., Ltd.	106,390	217,734
	Hyundai Cement Co., Ltd.	2,570	58,999
*	Hyundai Corp.	1,505	3,119
	Hyundai Department Store Co., Ltd.	13,140	393,587
	Hyundai Development Co.	39,110	427,524
*	Hyundai Elevator Co., Ltd.	2,354	73,682
	Hyundai Hysco	36,380	154,255
	Hyundai Marine & Fire Insurance Co., Ltd.	40,200	116,702
*	Hyundai Merchant Marine Co., Ltd.	65,410	600,691
*	Hyundai Mipo Dockyard Co., Ltd.	8,568	154,116
*	Hyundai Securities Co., Ltd.	71,159	270,898
*	Il Jin Diamond Co., Ltd.	2,000	14,038
*	IlJin Electric, Ltd.	9,150	19,335
	IlShin Spinning Co., Ltd.	380	12,041
*	Inchon Oil Refinery Co., Ltd.	373	18
	ISU Chemical Co., Ltd.	1,530	8,501
*	Isupetasys Co., Ltd.	7,160	12,664
	Jahwa Electronics Co., Ltd.	6,230	61,890
	Jeonbuk Bank, Ltd.	8,590	28,470
	K.C. Tech Co., Ltd.	6,000	14,591
*	KDB Capital Corp.	21,440	40,411
	KEC Corp.	3,035	53,512
	Kolon Industries, Inc.	5,090	25,733
*	Kolon International	321	2,166
	Kolon International Corp.	2,264	9,668
	Korea Circuit Co.	7,800	21,104
*	Korea Data Systems Co., Ltd.	35,000	6,995
*	Korea Development Co., Ltd.	3,480	24,058
	Korea Electric Terminal Co., Ltd.	3,530	58,074
*	Korea Express Co., Ltd.	3,200	53,007
	Korea Fine Chemical Co., Ltd.	1,388	13,038
	Korea Iron & Steel Co., Ltd.	3,120	52,007
	Korea Iron & Steel Works Co., Ltd.	3,328	32,146
	Korea Komho Petrochemical	9,100	67,811
	Korea Line Corp.	3,940	137,961
	Korea Polyol Co., Ltd.	1,570	41,804
	Korea Reinsurance Co., Ltd.	45,470	151,966
	Korea Zinc Co., Ltd.	8,810	144,443
*	KP Chemical Corp.	34,521	91,420
*	KTB Network, Ltd.	17,000	25,982
	Kukdong City Gas Co., Ltd.	1,740	20,440

	Kumho Electronics Co., Ltd.	1,987	65,556
	Kumho Industrial Co., Ltd.	16,300	112,697
	Kyeryong Construction Industrial Co., Ltd.	2,060	20,656
	Kyobo Securities Co., Ltd.	10,440	19,091
	LG Ad Inc., Ltd.	4,120	71,916
	LG Cable, Ltd.	19,390	278,956
	LG Caltex Gas Co., Ltd.	1,980	41,315
	LG Engineering & Construction Corp.	28,150	531,264
	LG Household & Healthcare Co., Ltd.	8,720	219,078
*	LG Industrial Systems, Ltd.	16,950	242,180
	LG Insurance Co., Ltd.	27,140	115,202
	LG International Corp.	33,488	257,900
*	LG Investment & Securities Co., Ltd.	33,210	221,072
*	LG Life Sciences, Ltd.	9,215	265,167
	LG Petrochemical Co., Ltd.	13,800	320,550
	Lotte Chilsung Beverage Co., Ltd.	760	446,960
	Lotte Confectionary Co., Ltd.	1,030	504,711
	Lotte Sam Kang Co., Ltd.	230	16,041
	Meritz Securities Co., Ltd.	2,940	5,710
*	Midopa Co., Ltd.	27,910	143,748
	Namhae Chemical Corp.	13,104	19,090
	Namyang Dairy Products Co., Ltd.	340	90,344
	Nong Shim Holdings Co., Ltd.	780	39,928
	Oriental Fire & Marine Insurance Co., Ltd.	2,750	35,318
	ORION Corp.	3,490	245,027
	Ottogi Corporation	990	21,624
*	Pacific Industries, Inc.	2,100	19,278
*	Pantech Co., Ltd.	8,690	35,229
	Poong San Corp.	12,640	120,058
	Pulmuone Co., Ltd.	2,030	73,846
	Pusan Bank	72,900	445,251
	Pusan City Gas Co., Ltd.	3,000	35,885
	Pyung Hwa Industrial Co., Ltd.	6,170	18,815
	S1 Corp.	15,730	405,845
*	Saehan Industries, Inc.	7,440	12,272
	Samchully Co., Ltd.	1,370	66,591
*	Samlip Industrial Co., Ltd.	4,560	22,883
*	Samsung Engineering Co., Ltd.	15,780	78,597
	Samsung Fine Chemicals	14,950	197,646
*	Samsung Techwin Co., Ltd.	51,810	425,698
	Samyang Corp.	1,870	34,647
	Samyang Genex Co., Ltd.	220	5,283
*	Samyoung Corp.	2,170	16,522
	Samyoung Electronics Co., Ltd.	5,800	30,620
	Sejong Securities Co., Ltd.	4,840	8,901
	Seondo Electric Co., Ltd.	4,400	4,452
	Seoul City Gas Co., Ltd.	2,750	50,554
*	Seoul Securities Co., Ltd.	19,500	50,844
	Shin Young Securities Co., Ltd.	2,620	30,300
*	Shindongbang Corp.	2,590	29,431
	Shinmoorim Paper Manufacturing Co., Ltd.	2,858	14,740
*	Shinsung Engineering Co., Ltd.	11,880	30,779

	Sindo Ricoh	5,860	280,250
*	SK Chemicals Co., Ltd.	5,140	36,208
	SK Gas Co., Ltd.	2,500	48,694
*	SKC Co., Ltd.	14,290	90,211
*	Ssang Bang Wool Co., Ltd.	6,950	15,697
*	Ssangyong Cement Industry Co., Ltd.	148,450	150,698
*	Ssangyong Motor Co.	53,830	337,491
	STX Corp.	5,508	22,354
*	STX Engine	4,692	9,960
	Suheung Capsule Co., Ltd.	1,900	8,387
	Sung Shin Cement Co., Ltd.	7,920	131,891
*	Sunkyong Securities Co., Ltd.	120,920	55,509
	Tae Kwang Industrial Co., Ltd.	200	27,493
	Tae Young Corp.	3,274	101,962
	Taegu Department Store Co., Ltd.	3,130	23,276
	Tai Han Electric Wire Co., Ltd.	13,991	87,116
*	Tong Yang Investment Bank	28,710	42,109
*	Tongil Heavy Industries Co., Ltd.	46,780	24,009
*	Trigem Computer, Inc.	21,159	58,047
	Union Steel Manufacturing Co., Ltd.	2,220	82,981
	Woongjin Coway Co., Ltd.	6,930	33,493
	Woongjin.Com Co., Ltd.	6,810	14,996
	Youlchon Chemical Co., Ltd.	8,890	57,742
*	Young Poong Mining & Construction Corp.	1,580	75
	Youngone Corp.	18,210	44,447
	Yuhan Corp.	3,702	219,886
TOTAL — SOUTH KOREA (Cost $18,596,037)			19,742,717

TAIWAN — (10.9%)
COMMON STOCKS — (10.7%)
	Ability Enterprise Co., Ltd.	66,197	36,632
*	Abit Computer Co., Ltd.	118,300	50,975
*	Accton Technology Corp.	178,000	83,011
	Advantech Co., Ltd.	124,901	254,126
	Altek Corp.	16,800	9,671
*	Ambassador Hotel	60,000	28,439
*	Amtran Technology Co., Ltd.	110,802	64,986
*	Arima Computer Corp.	386,000	118,457
	Asia Polymer Corp.	44,280	22,464
*	Askey Computer Co., Ltd.	84,323	47,070
*	Audix Co., Ltd.	17,513	17,965
*	Aurora Corp.	52,250	31,915
	Avermedia Technologies, Inc.	30,845	24,836
	Avision, Inc.	25,030	14,378
	Bank of Kaohsiung Co., Ltd.	141,966	91,407
*	Basso Industry Corp., Ltd.	26,000	50,191
*	Behavior Tech Computer Corp.	117,000	32,292
*	Bes Engineering Corp.	446,640	65,401

*	Carnival Industrial Corp.	95,000	16,539
	Catcher Co., Ltd.	70,692	197,067
	Cathay Real Estate Development Co., Ltd.	439,753	228,592
*	Central Insurance Co., Ltd.	60,000	21,583
	Central Reinsurance Co., Ltd.	61,000	22,763
	Cheng Loong Corp.	320,330	108,160
	Cheng Uei Precision Industry Co., Ltd.	89,320	133,067
*	Chia Hsin Cement Corp.	196,000	96,667
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	269,000	23,183
	Chicony Electronics Co., Ltd.	148,639	181,010
*	Chien Shing Stainless Steel Co., Ltd.	56,000	24,520
*	China General Plastics Corp.	76,000	28,692
*	China Life Insurance Co., Ltd.	230,418	119,946
*	China Man-Made Fiber Co., Ltd.	390,280	186,441
	China Metal Products Co., Ltd.	23,705	26,502
*	China Petrochemical Development Corp.	529,000	78,164
*	China Rebar Co., Ltd.	200,000	17,127
	China Steel Chemical Corp.	47,552	63,824
*	China Synthetic Rubber Corp.	59,987	19,267
*	China United Trust & Investment Corp.	220,000	23,718
	Chin-Poon Industrial Co., Ltd.	36,809	23,435
*	Chou Chin Industrial Co., Ltd.	42,180	0
	Chroma Ate, Inc.	57,954	53,301
*	Chun Yu Works & Co., Ltd.	69,000	27,128
	Chun Yuan Steel Industrial Co., Ltd.	105,000	65,025
	Chung Hsin Electric & Machinery Co., Ltd.	120,000	46,034
	Chung Hwa Pulp Corp.	142,594	65,613
	Clevo Co.	84,381	30,258
	Compal Commun	111,250	182,963
*	Compeq Manufacturing Co., Ltd.	273,000	93,972
	Continental Engineering Corp.	248,980	107,795
*	Cosmos Bank Taiwan	327,000	140,214
	CTCI Corp.	165,665	84,356
	Der Pao Construction Co., Ltd.	78,000	18,775
	D-Link Corp.	255,272	290,588
	Edom Technology Co., Ltd.	14,160	11,184
*	Elan Microelectronincs Corp.	80,210	56,978
	Elite Semiconductor Memory Technology, Inc.	55,600	178,899
	Elitegroup Computer Systems Co., Ltd.	194,250	69,298
*	Enlight Corp.	53,000	15,101
*	Entie Commercial Bank	734,246	211,228
*	Epistar Corp.	34,619	56,735
*	ET Internet Technology Corp.	195,114	99,026
	Eternal Chemical Co., Ltd.	164,700	99,949
*	Everest Textile Co., Ltd.	115,360	28,605
	Evergreen International Storage & Transport Corp.	391,000	135,630
	Everlight Chemical Industrial Corp.	65,000	23,561
	Everlight Electronics Co., Ltd.	92,004	100,263
*	Everspring Industry Co., Ltd.	51,000	13,241
	Far East Department Stores, Ltd.	312,000	153,493
	Far Eastern International Bank	492,000	245,419
	Federal Corp.	77,230	46,114

	Feng Hsin Iron & Steel Co., Ltd.	237,180	264,155
	Feng Tay Enterprise Co., Ltd.	126,468	127,458
*	FIC Global, Inc.	142,875	39,035
	First Copper Technology Co., Ltd.	62,000	20,732
	Formosa International Hotels Corp.	49,500	54,698
	Formosa Taffeta Co., Ltd.	627,000	262,180
*	Formosan Rubber Group, Inc.	68,000	25,025
	Giant Manufacture Co., Ltd.	81,170	107,745
*	Giga Storage Corp.	43,859	17,659
	Globe Union Industrial Corp.	37,855	44,650
*	Gold Circuit Electronics, Ltd.	77,446	33,176
*	Goldsun Development & Construction Co., Ltd.	295,000	61,948
*	Grand Pacific Petrochemical Corp.	115,000	44,967
	Great China Metal Industry Co., Ltd.	63,000	35,504
	Great Taipei Gas Co., Ltd.	97,000	35,954
	Great Wall Enterprise Co., Ltd.	64,890	15,298
	Greatek Co., Ltd.	87,702	78,374
	Hey Song Corp.	96,000	29,002
	Ho Tung Holding Corp.	145,901	45,765
*	Hocheng Corp.	71,000	18,552
	Hotai Motor Co., Ltd.	179,000	254,007
	Hsin Kuang Steel Co., Ltd.	25,854	39,397
*	Hsinchu International Bank	527,000	294,207
	Hsing Ta Cement Co., Ltd.	103,000	29,603
	Hua Eng Wire & Cable Co., Ltd.	113,565	27,163
	Hung Poo Construction Corp.	76,000	43,164
*	Hung Sheng Construction Co., Ltd.	161,000	85,414
	Ichia Technologies, Inc.	72,889	126,986
*	Infodissc Technology Co., Ltd.	115,000	15,994
	Infortrend Technology, Inc.	45,900	106,488
*	K Laser Technology, Inc.	20,343	10,064
*	Kao Hsing Chang Iron & Steel Corp.	101,000	33,409
	Kaulin Manufacturing Co., Ltd.	18,400	22,404
	Kendra Rubber Industrial Co., Ltd.	110,872	79,444
	King Yuan Electronics Co., Ltd.	202,387	172,719
*	Kingdom Construction Co., Ltd.	107,000	32,572
*	King’s Town Construction Co., Ltd.	36,000	49,677
	Kinpo Electronics, Inc.	493,560	206,184
	Knowledge-Yield-Excellence Systems Corp.	25,966	18,647
	Largan Precision Co., Ltd.	22,000	154,737
*	Lead Data Co., Ltd.	82,000	19,494
*	Lealea Enterprise Co., Ltd.	110,000	18,998
	Lee Chang Yung Chemical Industry Corp.	72,076	26,221
*	Lelon Co., Ltd.	27,378	10,415
*	Leofoo Development Co., Ltd.	35,000	11,273
	Li Shin International Enterprise Corp.	26,544	9,072
	Lien Hwa Industrial Corp.	119,000	35,461
	Ling Sheng PrecisionIndustrial Corp.	45,000	22,051
	Long Bon Development Co., Ltd.	98,000	28,923
	Long Chen Paper Co., Ltd.	89,000	26,994
	Lucky Cement Corp.	97,000	27,723
*	Meiloon Co., Ltd.	43,060	50,932

	Mercuries & Associates, Ltd.	112,455	36,171
	Mercuries Data Co., Ltd.	52,504	20,138
	Merry Electronics Co., Ltd.	25,924	57,707
*	Microelectronics Technology, Inc.	77,000	29,464
	Micro-Star International Co., Ltd.	215,700	173,390
	Mitac International Corp.	383,000	151,395
	Mustek Systems, Inc.	39,600	15,181
*	Nankang Rubber Tire Co., Ltd.	75,000	90,253
	National Petroleum Co., Ltd.	35,824	21,200
	Nien Hsing Textile Co., Ltd.	229,000	197,616
	Nien Made Enterprise Co., Ltd.	104,643	165,076
	Optimax Technology Corp.	38,000	91,380
*	Opto Tech Corp.	61,000	16,078
*	Orient Semiconductor Electronics, Ltd.	455,917	27,185
	Oriental Union Chemical Corp.	252,678	251,767
*	Pacific Electric Wire & Cable Corp.	726,000	11,090
	Pan Jit International, Inc.	37,001	26,097
	Pan Overseas Electronics Co., Ltd.	68,407	22,186
*	Pan-International Industrial Corp.	110,250	64,967
	Phihong Technology Co., Ltd.	41,635	15,549
	Phoenix Precision Technology Corp.	159,583	74,920
	Phoenixtec Power Co., Ltd.	172,725	180,772
*	Picvue Electronics, Ltd.	181,900	42,632
	Pihsiang Machinery Mfg. Co., Ltd.	49,440	97,622
	Premier Image Technology Corp.	160,550	142,070
	Primax Electronics, Ltd.	61,187	14,528
*	Prince Housing & Development Corp.	223,000	56,707
*	Procomp Informatics, Ltd.	21,675	4,075
	Prodisc Technology, Inc.	260,261	130,741
*	Q-Run Technology Co., Ltd.	176,400	249,341
	Radium Life Tech	33,000	29,483
	Realtek Semiconductor Corp.	80,000	93,692
*	Ruentex Development Co., Ltd.	140,000	22,763
*	Ruentex Industries, Ltd.	141,000	47,518
	Sampo Corp.	459,900	118,678
*	San Fang Chemical Industry Co., Ltd.	44,770	29,832
	Sanyang Industrial Co., Ltd.	205,000	75,648
	Sanyo Electric Co., Ltd.	56,000	29,225
	Senao International Co., Ltd.	34,133	13,436
	Sheng Yu Steel Co., Ltd.	116,980	141,420
	Shihlin Electric & Engineering Corp.	162,000	94,562
*	Shihlin Paper Corp.	56,000	35,507
*	Shinkong Synthetic Fibers Co., Ltd.	388,000	86,905
	Shuttle, Inc.	35,250	23,598
*	Silicon Integrated Systems Corp.	297,607	140,527
	Sincere Navigation Corp.	102,392	93,610
*	Sinkong Spinning Co., Ltd.	60,000	22,030
*	Sintek Photronics Corp.	203,451	99,228
	Sinyi Realty, Inc.	26,000	40,633
*	Solomon Technology Corp.	90,000	22,831
*	Southeast Cement Co., Ltd.	98,700	24,786
	Springsoft, Inc.	40,821	80,573

	Stark Technology, Inc.	45,100	22,233
	Sunonwealth Electric Machine Industry Co., Ltd.	44,719	18,927
	Sunrex Technology Corp.	42,849	30,267
*	Systex Corp., Ltd.	299,000	113,747
*	Ta Chen Stainless Pipe Co., Ltd.	25,000	18,031
*	Ta Chong Bank	413,000	123,678
	Ta Ya Elec Wire & Cable Co., Ltd.	92,220	28,707
*	Taichung Commercial Bank	647,000	170,072
*	Tainan Business Bank	179,000	57,766
	Tainan Enterprises Co., Ltd.	28,000	35,010
	Tainan Spinning Co., Ltd.	541,000	146,094
	Taiwan Acceptance Corp.	38,480	31,386
	Taiwan Fire & Marine Insurance Co., Ltd.	67,000	34,561
	Taiwan Fu Hsing Industrial Co., Ltd.	30,000	26,334
	Taiwan Green Point Enterprises Co., Ltd.	43,899	120,695
*	Taiwan Hon Chuan Enterprise Co., Ltd.	19,059	17,855
	Taiwan Kai Yih Industrial Co., Ltd.	28,088	23,018
*	Taiwan Kolin Co., Ltd.	90,000	19,807
	Taiwan Life Insurance Co., Ltd	208,785	326,187
	Taiwan Mask Corp.	49,720	22,424
	Taiwan Navigation Co., Ltd.	90,176	60,661
	Taiwan Polypropylene Co., Ltd.	66,587	54,918
	Taiwan Secom	156,912	161,857
	Taiwan Sogo Shinkong Security Co., Ltd.	46,053	21,835
	Taiwan Styrene Monomer Corp.	169,000	126,134
*	Taiwan Tea Corp.	220,917	36,209
	Teco Electric & Machinery Co., Ltd.	657,000	201,522
	Tecom, Ltd.	41,114	18,197
	Test-Rite International Co., Ltd.	83,405	45,203
*	The Chinese Bank	464,000	86,254
*	The Farmers Bank of China	569,720	167,265
	The First Insurance Co., Ltd.	56,000	26,838
	Ton Yi Industrial Corp.	512,280	133,913
	Tong Yang Industry Co., Ltd.	194,559	281,410
	Transcend Information, Inc.	127,649	272,771
	Tsann Kuen Enterprise Co., Ltd.	62,930	72,755
	TSRC Corp.	127,000	46,352
	Tung Ho Steel Enterprise Corp.	282,687	238,742
*	Twinhead International Corp.	121,000	12,698
	TYC Brother Industrial Co., Ltd.	49,140	43,275
*	Tycoons Group Enterprise Co., Ltd.	72,000	21,704
	U-Ming Marine Transport Corp.	200,100	265,155
*	Union Bank of Taiwan	602,000	186,708
*	Union Insurance Co., Ltd.	99,204	26,638
*	Unitech Printed Circuit Board Corp.	62,000	30,954
	United Epitaxy Co., Ltd.	52,550	22,340
	United Integration Service Co., Ltd.	48,482	45,439
*	Universal Cement Corp.	70,560	24,978
	Universal Scientific Industrial Co., Ltd.	221,550	82,810
	UPC Technology Corp.	171,680	64,830
	Usi Corp.	238,000	87,074
	Walsin Technology Corp., Ltd.	100,788	67,159

Waterland Financial Holdings	682,000	240,398
* Wei Chuan Food Corp.	70,000	23,691
Weltrend Semiconductor, Inc.	34,529	16,905
Wintek Corp.	236,200	248,328
Wistron Corp.	208,938	77,427
World Peace Industrial Co., Ltd.	102,287	74,974
WUS Printed Circuit Co., Ltd.	138,063	67,672
Ya Hsin Industrial Co., Ltd.	283,316	265,350
Yeung Cyang Industrial Co., Ltd.	26,000	26,980
Yieh Phui Enterprise Co., Ltd.	280,580	198,680
Yosun Industrial Corp.	21,228	16,299
Yuen Foong Yu Paper Manufacturing Co., Ltd.	596,972	285,044
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	28,672	32,401
Yung Shin Pharmaceutical Industrial Co., Ltd.	33,000	24,956
Yung Tay Engineering Co., Ltd.	127,000	68,168
Zig Sheng Industrial Co., Ltd.	73,840	22,426
Zinwell Corp.	26,107	22,576
Zyxel Communication Corp.	108,692	217,534
TOTAL COMMON STOCKS (Cost $19,113,123)		19,081,932

INVESTMENT IN CURRENCY — (0.2%)
* Taiwan Dollar		378,930
(Cost $379,118)

RIGHTS/WARRANTS — (0.0%)
Prodisc Technology, Inc. Rights 09/13/04	27,939	0
(Cost $0)
TOTAL — TAIWAN (Cost $19,492,241)		19,460,862

SOUTH AFRICA — (10.6%)
COMMON STOCKS — (10.6%)
ADCorp Holdings, Ltd.	43,285	100,269
Advtech, Ltd.	120,000	15,747
Aeci, Ltd.	79,460	400,181
Afgri, Ltd.	280,296	261,177
African Life Assurance Co., Ltd.	102,921	215,925
African Rainbow Minerals, Ltd.	93,461	491,438
* Afrikander Lease, Ltd.	116,023	30,452
Afrox Healthcare	45,403	90,696
* AG Industries, Ltd.	107,512	38,472
Alexander Forbes, Ltd.	259,170	420,072
Allied Electronics Corp., Ltd.	84,012	146,499
Allied Technologies, Ltd.	82,724	417,295
* Amalgamated Appliance Holdings, Ltd.	142,094	74,450
* Aspen Pharmacare Holdings PLC	297,721	670,986
Astral Foods, Ltd.	33,426	185,763
* Aveng, Ltd.	241,648	294,239

	Bearing Man, Ltd.	69,024	65,353
*	Bell Equipment, Ltd.	57,476	56,049
*	Brandcorp Holdings, Ltd.	43,383	39,412
*	Business Connexion Group, Ltd.	229,687	120,774
	Bytes Technology Group, Ltd.	113,445	98,839
	Capital Alliance Holdings, Ltd.	148,529	266,005
	Capitec Bank Holdings, Ltd.	37,860	42,106
	Cashbuild, Ltd.	13,473	49,832
*	Caxton & CTP Publishers & Printers, Ltd.	356,504	456,532
	Ceramic Industries, Ltd.	13,297	132,756
	City Lodge Hotels, Ltd.	28,074	120,400
*	Connection Group Holdings, Ltd.	26,487	26,808
*	Corpcapital, Ltd.	241,136	19,994
	Cullinan Holdings, Ltd.	10,000	797
*	Datacentrix Holdings, Ltd.	162,198	47,624
*	Datatec, Ltd.	92,603	138,221
	Delta Electrical Industries, Ltd.	38,338	174,867
	Distell Group, Ltd.	160,135	505,812
*	Distribution & Warehousing Network, Ltd.	98,577	46,634
	Dorbyl, Ltd.	18,237	66,528
*	Durban Roodeport Deep, Ltd.	196,023	336,728
*	Ellerine Holdings, Ltd.	62,039	343,924
*	Enviroserv Holdings, Ltd.	64,500	31,557
	Famous Brands, Ltd.	9,678	6,532
	Foschini, Ltd.	168,564	609,875
*	Frontrange, Ltd.	62,223	40,152
	Gold Reef Casino Resorts, Ltd.	169,887	229,752
	Grindrod, Ltd.	21,833	77,379
	Group Five, Ltd.	40,465	65,376
	Highveld Steel & Vanadilum Corp., Ltd.	80,938	334,258
	Hudaco Industries, Ltd.	23,083	86,177
	Iliad Africa, Ltd.	112,877	112,032
	Illovo Sugar, Ltd.	203,494	230,387
	Ist Group PLC	83,223	22,070
*	JCI, Ltd.	1,622,051	99,861
	Johnic Communications, Ltd.	86,930	313,368
	Kersaf Investments, Ltd.	58,532	346,041
	M Cubed Holdings, Ltd.	385,000	19,700
*	Medi-Clinic Corp., Ltd.	277,002	535,373
	Metair Investment, Ltd.	4,447	106,856
*	Metorex, Ltd.	101,510	32,949
*	Metro Cash & Carry, Ltd.	1,278,869	500,288
	Metropolitan Holdings, Ltd.	451,465	518,611
	Murray & Roberts Holdings, Ltd.	215,729	398,744
	Mustek, Ltd.	20,612	23,715
	New Clicks Holdings, Ltd.	290,335	335,479
	Northam Platinum, Ltd.	183,217	229,479
*	Nu-World Holdings	11,932	39,547
	Oceana Group	86,619	211,712
	Omnia Holdings, Ltd.	37,562	164,224
*	Palabora Mining Co., Ltd.	20,554	129,920
	Peregrine Holdings, Ltd.	134,813	44,664

*	Primedia Limited ‘n’	161,922	222,507
	PSG Group, Ltd.	63,250	33,286
	Rainbow Chicken, Ltd.	209,727	181,046
*	Randgold and Expl CO	42,939	83,776
	Rebserve Holdings, Ltd.	151,070	171,499
	Redefine Income Fund, Ltd.	34,692	14,612
*	Relyant Retail, Ltd.	724,775	165,265
	Reunert	126,412	498,218
*	SA Chrome and Alloys	798,852	106,527
*	Sage Group, Ltd.	201,897	45,587
	Santam, Ltd.	47,060	376,252
	Shoprite Holdings Ltd	378,315	540,242
	Specialty Stores Ltd.	173,245	208,156
*	Spur Corp., Ltd.	53,697	45,991
	Super Group, Ltd.	280,556	471,737
*	Tiger Wheels, Ltd.	47,140	148,639
	Tongaat-Hulett Group, Ltd.	93,729	644,337
*	Tourism Investment	647,510	139,251
	Trans Hex Group, Ltd.	69,964	237,977
*	Trencor, Ltd.	142,114	260,363
	Truworths International, Ltd.	312,815	498,451
	UCS Group, Ltd.	144,872	28,388
*	Unitrans Ltd	65,023	271,131
	Value Group, Ltd.	49,189	9,599
*	Western Areas Ltd	90,489	379,882
	Wilson Bayly Holme	40,403	119,968
TOTAL COMMON STOCKS (Cost $18,531,592)			18,808,421

INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		18,337
(Cost $19,436)
TOTAL — SOUTH AFRICA (Cost $18,551,028)			18,826,758

MALAYSIA — (9.9%)
COMMON STOCKS — (9.9%)
*	A&M Realty Berhad	65,000	21,454
	ACP Industries Berhad	34,000	12,789
	Affin Holdings Berhad	702,700	253,010
	Amalgamated Industrial Steel Berhad	11,250	2,042
*	AMBD Berhad	58,000	2,442
	Amway (Malaysia) Holdings Berhad	116,000	204,277
	Ann Joo Resources Berhad	83,000	36,243
*	Anson Perdana Berhad	10,000	118
*	Antah Holding Berhad	23,000	845
*	Aokam Perdana Berhad	733	12
	APM Automotive Holdings Berhad	74,500	49,077
*	Arab Malaysia Corp. Berhad	558,000	181,874

	Asas Dunia Berhad	16,000	4,207
*	Asia Pacific Land Berhad	70,000	4,604
	Asiatic Development Berhad	545,600	258,575
*	Avenue Assets Berhad	254,000	34,063
	Ayer Hitam Planting Syndicate Berhad	6,000	3,781
	Bandar Raya Developments Berhad	295,200	154,091
	Batu Kawan Berhad	209,100	314,309
*	Berjaya Capital Berhad	391,000	89,436
	Berjaya Land Berhad	465,000	99,031
	Bernas Padiberas Nasional Berhad	143,700	56,360
	Bimb Holdings Berhad	208,200	94,154
	Bintai Kinden Corp. Berhad	16,000	5,338
	Bolton Properties Berhad	96,000	17,165
	Boustead Holdings Berhad	233,000	98,608
	Cahya Mata Sarawak Berhad	153,000	64,655
*	Camerlin Group Berhad	58,000	15,112
	Carlsberg Brewery Malaysia Berhad	129,100	363,522
	Cement Industries of Malaysia Berhad	48,800	24,790
	Chemical Co. of Malaysia Berhad	102,000	57,711
	Chin Teck Plantations Berhad	33,000	43,013
*	Cosway Corp. Berhad	113,000	25,573
	Courts Mammoth Berhad	149,000	76,249
	Cycle & Carriage Bintang Berhad	15,000	12,582
*	Damansara Realty Berhad	65,000	1,785
	Datuk Keramik Holdings Berhad	24,000	566
	Dijaya Corp. Berhad	96,000	22,065
	Diperdana Corp. Berhad	3,000	1,199
	Diversified Resources Berhad	704,300	381,624
	DNP Holdings Berhad	34,000	6,725
*	E&O Property Development Berhad	563,200	82,899
	Eastern & Oriental Berhad	72,000	12,332
*	Econstates Berhad	55,500	14,864
	Edaran Otomobil Nasional Berhad	173,600	136,571
	Esso Malaysia Berhad	126,600	78,215
*	Europlus Berhad	25,700	4,040
*	Faber Group Berhad	16,000	1,968
	Far East Holdings Berhad	23,700	21,874
*	FCW Holdings Berhad	24,000	2,304
*	Fountain View Development Berhad	158,500	210,955
	Fraser & Neave Holdings Berhad	210,700	236,028
	Globetronics Technology Berhad	796,400	93,112
	Glomac Berhad	70,200	39,400
*	Gold IS Berhad	77,000	30,000
*	Golden Plus Holdings Berhad	16,000	4,120
*	Gopeng Berhad	17,000	2,282
	Guiness Anchor Berhad	233,500	313,329
*	Gula Perak Berhad	97,700	40,551
	Guthrie Ropel Berhad	35,900	35,841
	Hap Seng Consolidated Berhad	366,500	250,740
	Heitech Padu Berhad	26,000	17,014
	Highlands and Lowlands Berhad	411,700	390,048
*	HLG Capital Berhad	12,000	3,152

	Hock Seng Lee Berhad	44,160	31,031
	Hong Leong Industries Berhad	148,100	158,946
	Hong Leong Properties Berhad	259,100	35,649
	Hume Industries (Malaysia) Berhad	93,867	111,020
	Hwang-DBS (Malaysia) Berhad	97,500	38,829
	IGB Corp. Berhad	892,050	281,505
	IJM Corp. Berhad	255,500	322,789
	IJM Plantations Berhad	37,600	11,877
*	Insas Berhad	226,000	21,101
	Island & Peninsular Berhad	267,100	302,367
*	Jaks Resources Berhad	1,000	321
	Jaya Jusco Stores Berhad	49,000	136,862
	Jaya Tiasa Holdings Berhad	158,400	165,879
*	Johan Holdings Berhad	30,000	2,417
	John Hancock Life Insurance (M) Berhad	46,000	26,199
	Johor Port Berhad	162,700	96,459
	Johore Tenggara Oil Palm Berhad	59,200	17,555
	JT International Berhad	122,700	143,250
	K & N Kenanga Holdings Berhad	287,300	60,482
	Keck Seng (Malaysia) Berhad	23,000	10,888
*	Kedah Cement Holdings Berhad	242,345	331,250
	KFC Holdings (Malaysia) Berhad	64,000	52,878
	Kian Joo Can Factory Berhad	72,900	50,032
	Kim Hin Industry Berhad	52,000	28,419
	KPJ Healthcare Berhad	62,000	22,331
*	Kretam Holdings Berhad	15,000	3,228
	KSL Holdings Berhad	64,500	42,434
*	Kub Malaysia Berhad	181,000	31,110
	Kulim Malaysia Berhad	66,250	41,169
*	Kumpulan Hartanah Selangor Berhad	166,500	20,460
	Kwantas Corp. Berhad	68,600	92,870
	Ladang Perbadanan-Fima Berhad	11,000	8,124
*	Land & General Berhad	180,000	11,595
	Landmarks Berhad	182,600	31,404
*	Leader Universal Holdings Berhad	69,000	6,895
*	Leong Hup Holdings Berhad	46,000	11,748
	Lingkaran Trans Kota Holdings Berhad	251,600	158,432
	Lingui Development Berhad	219,000	66,653
	Lion Diversified Holdings Berhad	114,000	32,339
	Lion Industries Corp. Berhad	260,700	64,766
	Liqua Health Corp. Berhad	173	96
	MAA Holdings Berhad	85,933	108,071
	Magnum 4D Berhad	80,000	76,537
	Malayan Cement Berhad	1,453,050	307,166
	Malayawata Steel Berhad	72,000	37,110
*	Malaysia Aica Berhad	48,200	20,932
*	Malaysia Building Society Berhad	35,000	5,731
	Malaysia Industrial Development Finance Berhad	544,600	171,903
	Malaysia Mining Corp. Berhad	732,900	365,399
	Malaysia Smelting Corp. Berhad	23,000	40,278
	Malaysian Mosaics Berhad	229,300	93,835
	Malaysian National Reinsurance Berhad	80,500	67,301

	Malaysian Oxygen Berhad	115,100	369,525
	Malaysian Plantations Berhad	622,500	366,006
*	Malaysian Resources Corp. Berhad	94,666	17,901
*	Mancon Berhad	12,000	2,747
	Maruichi Malaysia Steel Tube Berhad	58,600	32,384
	Matsushita Electric Co. (Malaysia) Berhad	23,884	66,014
	MBM Resources Berhad	102,966	63,949
*	Media Prima Berhad	61,533	24,289
*	Merces Holdings Berhad	1,250	122
	Metro Kajang Holdings Berhad	58,799	20,250
	Mieco Chipboard Berhad	69,000	42,342
*	MTD Infraperdana Berhad	420,300	66,510
	MUI Properties Berhad	75,200	7,551
*	Mulpha International Berhad	739,950	125,262
*	Multi-Purpose Holdings Berhad	457,000	126,032
*	Mycron Steel Berhad	14,650	5,436
	Naim Cendera Berhad	60,700	53,918
*	Naluri Berhad	365,000	107,465
*	Nam Fatt Berhad	9,000	1,492
	Narra Industries Berhad	16,000	7,384
	NCB Holdings Berhad	122,000	78,694
	Negara Properties (Malaysia) Berhad	6,000	6,124
*	New Straits Times Press (Malaysia) Berhad	131,700	130,762
	Nikko Electronics Berhad	36,600	14,447
	NV Multi Corp. Berhad	129,500	18,133
*	NWP Holdings Berhad	112,000	22,376
	Nylex (Malaysia) Berhad	41,500	8,903
	Oriental Holdings Berhad	362,900	395,524
	OSK Holdings Berhad	408,133	172,058
	OSK Property Holdings Berhad	3,393	1,061
	Pacific & Orient Berhad	40,400	20,219
	Pacificmas Berhad	9,500	14,891
	Pan Malaysia Cement Works Berhad	192,000	27,771
*	Pan Malaysian Industries Berhad	818,000	17,153
*	Pan Pacific Asia Berhad	12,000	284
*	Panglobal Berhad	14,000	6,963
	PBA Holdings Berhad	52,400	20,028
	Pelangi Berhad	268,700	40,371
*	Pernas International Holdings Berhad	224,000	27,419
	Petaling Garden Berhad	94,000	28,912
	Phileo Allied Berhad	279,200	153,207
*	Pilecon Engineering Berhad	42,000	717
	PK Resources Berhad	14,000	2,846
	PPB Group Berhad	107,600	181,161
*	Prime Utilities Berhad	3,000	804
*	Promet Berhad	52,000	3,968
*	Puncak Niaga Holdings Berhad	231,200	139,377
*	QL Resources Berhad	57,000	34,320
*	QSR Brand Berhad	32,000	15,627
	Ramatex Berhad	292,700	254,373
	Ranhill Berhad	66,400	110,021
*	Ranhill Utilities Berhad	107,800	62,135

*	Rashid Hussain Berhad	182,000	30,892
*	Rekapacific Berhad	55,000	0
	Road Builders (Malaysia) Holdings Berhad	356,100	223,989
	Sapura Telecommunications Berhad	64,846	29,751
	Sarawak Enterprise Corp. Berhad	421,000	146,183
*	Saship Holdings Berhad	23,000	5,387
	SCB Developments Berhad	45,000	52,749
	Scomi Group Berhad	433,400	142,499
	Selangor Properties Berhad	171,800	94,410
	Shangri-La Hotels (Malaysia) Berhad	114,000	36,426
	Shell Refining Co. Federation of Malaysia Berhad	190,500	366,322
*	SHL Consolidated Berhad	75,000	31,878
*	Sime Engineering Services Berhad	279,100	85,791
	Sime UEP Properties Berhad	133,000	147,549
	Southern Acids (Malaysia) Berhad	41,000	19,997
	Southern Steel Berhad	118,400	60,697
	SP Setia Berhad	351,400	332,401
*	SRI Hartemas Berhad	65,000	7,099
	Star Publications (Malaysia) Berhad	229,300	388,691
	Subur Tiasa Holdings Berhad	65,000	47,228
	Sunrise Berhad	145,920	65,218
	Sunway City Berhad	139,000	58,705
*	Sunway Holdings, Inc. Berhad	304,700	96,259
*	Suria Capital Holdings Berhad	186,000	27,787
*	Symphony House Berhad	20,571	3,867
	Ta Ann Holdings Berhad	86,800	149,525
	Ta Enterprise Berhad	797,000	156,949
*	Talam Corp. Berhad	12,850	3,897
*	Tamco Corp. Holdings Berhad	83,000	9,611
	Tan Chong Motor Holdings Berhad	393,900	142,003
*	Tanah Emas Corp. Berhad	65,000	30,214
	Tasek Corp. Berhad	37,000	25,599
*	Time Dotcom Berhad	1,001,500	228,477
	Top Glove Corp. Berhad	30,000	57,219
	Tractors Malaysia Holdings Berhad	143,400	88,987
	Tradewinds (Malaysia) Berhad	117,000	79,332
*	Trengganu Development & Management Berhad	79,700	18,887
	Tronoh Mines Malaysia Berhad	148,300	113,717
	UAC Berhad	25,000	32,107
	Uchi Technologies Berhad	177,500	86,796
	UDA Holdings Berhad	81,000	28,912
*	UEM World Berhad	940,400	245,029
	Unico-Desa Plantations Berhad	316,000	37,865
	Union Paper Holdings Berhad	70,000	14,371
	Uniphone Telecommunications Berhad	43,000	11,182
	Unisem (M) Berhad	105,800	187,426
	United Malacca Rubber Estates Berhad	47,500	43,616
	United Malayan Land Berhad	13,000	3,742
	United Plantations Berhad	101,700	124,289
*	Utama Banking Group Berhad	122,000	28,328
	Wah Seong Corp	164,000	66,766
	Worldwide Holdings Berhad	52,000	24,593

	WTK Holdings Berhad	93,600	130,374
	Yeo Hiap Seng (Malaysia) Berhad	47,300	23,232
	Yu Neh Huat Berhad	500	171
TOTAL COMMON STOCKS (Cost $19,775,540)			17,706,856

RIGHTS/WARRANTS — (0.0%)
	Kulim Malaysia Berhad Warrants 06/30/09	13,250	2,737
*	Liqua Health Marketing Berhad Warrants 09/09/08	34	8
	Mieco Chipboard Berhad Warrants 04/01/04	23,000	6,839
*	QSR Brand Berhad Warrants 01/24/07	12,800	2,617
	Sunway Holdings, Inc. Berhad Rights	106,645	0
TOTAL RIGHTS/WARRANTS (Cost $605)			12,201

TOTAL — MALAYSIA (Cost $19,776,145)			17,719,057

TURKEY — (7.8%)
COMMON STOCKS — (7.8%)
*	Adana Cimento Sanayi Ticaret A.S.	253,683,148	182,343
*	Ak Enerji A.S.	80,193,300	352,257
*	Akal Tekstil A.S.	2,779,875	9,109
	Akcansa Cimento Sanayi ve Ticaret A.S.	274,876,875	772,422
*	Aksa	38,821,296	329,935
	Aksigorta A.S.	285,150,627	863,779
*	Aksu Iplik Dokuma ve Boya Apre Fab A.S.	4,477,695	6,900
*	Aktas Elektrik Ticaret A.S.	370,000	36,914
*	Alarko Holding	21,706,400	466,257
*	Alarko Sanayii ve Ticaret A.S.	14,579,992	97,140
	Alkim Alkali Kimya A.S.	23,650,000	67,885
*	Alternatifbank A.S.	97,063,680	48,512
*	Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.	21,960,000	18,950
*	Anadolu Anonim Turk Sigorta Sirketi	122,999,220	160,293
	Anadolu Cam Sanayii A.S.	251,092,987	566,185
*	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C	15,586,000	93,965
*	Ayen Enerji A.S.	17,941,000	110,866
*	Bagfas Bandirma Gubre Fabrik	2,300,000	50,379
	Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698,184	202,228
	Bati Cimento A.S.	110,525,696	159,019
*	Bekoteknik Sanayi A.S.	117,449,601	457,391
*	Bolu Cimento Sanayi A.S.	111,833,881	137,422
	Borusan	36,993,000	229,320
*	Bossa Ticaret ve Sanayi Isletmeleri A.S.	128,217,000	128,773
*	Brisa Bridgestone Sanbanci Lastik San & Tic A.S.	5,857,000	200,771
	Bursa Cimento Fabrikasi A.S.	57,680,000	222,711
*	Carsi Buyuk Magazacilik	122,086,500	120,522
*	Celebi Hava Servisi A.S.	28,354,500	114,060
	CIMSA A.S. (Cimento Sanayi ve Ticaret)	228,659,400	513,691

*	Deva Holding A.S.	64,797,996	74,047
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,993,600	88,550
	Eczacibasi Ilac	246,690,000	298,016
*	Eczacibasi Yapi Gere	116,012,250	117,042
*	Ege Seramik Co., Inc.	44,835,048	34,704
*	Egeplast Plastik Ticaret ve Sanayi A.S.	7,720,000	8,283
*	Finansbank	523,018,021	609,725
*	Global Menkul Degerler A.S.	46,576,164	35,687
*	Goldas Kuyumculuk Sanayi A.S.	88,799,600	67,338
	Goltas Cimento	7,128,000	45,370
*	Good Year Lastikleri A.S.	14,659,125	118,914
*	GSD Holdings A.S.	62,399,999	20,354
*	Gubre Fabrikalari Ticaret A.S.	8,436,960	14,101
*	Gunes Sigorta A.S.	68,999,305	54,686
*	Hektas Ticaret A.S.	25,477,235	16,772
*	Ihlas Holding	285,533,822	229,942
*	Isiklar Ambalaj Sansuii ve Ticaret A.S.	2,685,000	3,188
*	Istanbul Motor Piston ve Pim Sanayi A.S.	229,000	29,064
*	Izmir Demir Celik	57,269,250	80,590
	Karsu Tekstil Sanayii ve Ticaret A.S.	5,680,000	18,557
	Kartonsan	1,698,750	82,007
*	Kav Orman Sanayii A.S.	4,654,650	10,674
*	Kerevitas Gida Sanayi ve Ticaret A.S.	2,532,000	6,281
	Konya Cimento	4,921,000	51,044
*	Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	146,305,500	223,806
*	Kutahya Porslen Sanayii A.S.	2,617,000	27,691
*	Mardin Cimento	38,235,750	170,706
	Marshall Boya ve Vernik Sanayii A.S.	4,372,000	47,075
*	Medya Holdings A.S. Series C	15,849,000	72,736
*	Menderes Tekstil Sanayi ve Ticaret A.S.	104,549,000	50,842
*	Merko Gida Sanayi ve Ticaret A.S. Series A	10,580,000	5,786
*	Milliyet Gazetecilik A.S.	28,557,680	116,147
*	Milpa Ticari ve Sinai Urunler Pazarlama	13,329,360	10,474
*	Mudurnu Tavukculuk A.S.	1,740,000	521
	Mutlu Aku	1,527,000	10,227
*	Nergis Holding A.S.	1,784,000	4,390
*	Net Holding A.S.	15,942,722	12,251
*	Net Turizm Ticaret ve Sanayi	16,830,000	14,053
*	Netas Northern Electric Telekomunikasyon A.S.	8,756,500	179,342
*	Olmuksa Mukavva Sanayi ve Ticaret A.S.	20,976,000	32,513
*	Otobus Karoseri Sanayi A.S.	44,321,167	175,741
	Pinar Sut Mamulleri Sanayii A.S.	35,215,425	39,381
*	Raks Elektroniks A.S.	2,730,000	2,175
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903,000	122,866
	Sarkuysan Elektrolitik Bakir Sanayi A.S.	54,998,310	60,086
*	Sasa Suni ve Sentetik Elyat Sanayi A.S.	310,985,000	337,345
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	6,300,000	4,936
*	Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.	365,309,000	355,251
*	Tat Konserve Sanayii A.S.	63,787,500	103,308
*	Tekstil Bankasi A.S.	121,274,079	33,932
*	Teletas Telekomunikasyon Endustri Ticaret A.S.	8,799,000	63,220

	Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.	39,939,000	62,718
	Trakya Cam Sanayii A.S.	154,764,866	395,021
*	Turk Demir Dokum Fabrikalari	60,749,982	124,315
	Turk Dis Ticaret Bankasi A.S.	447,650,919	479,635
*	Turk Siemens Kablo ve Elektrik Sanayi A.S.	39,702,000	63,126
	Turk Sise ve Cam Fabrikalari A.S.	266,805,054	590,152
	Ulker Gida Sanayi Ve Ticaret	101,003,282	419,867
	USAS (Ucak Servisi A.S.)	11,938,000	145,483
*	Uzel Makina Sanayi A.S.	41,851,000	185,907
*	Vakif Finansal Kiralama A.S.	5,450,302	6,390
*	Yunsa Yunlu Sanayi ve Ticaret A.S.	10,027,800	9,624
*	Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.	100,448,688	337,442
TOTAL COMMON STOCKS (Cost $10,454,980)			13,931,416

INVESTMENT IN CURRENCY — (0.0%)
*	Turkish Lira		352
(Cost $363)
TOTAL — TURKEY (Cost $10,455,343)			13,931,768

MEXICO — (6.5%)
COMMON STOCKS — (6.5%)
*	Cintra S.A. de C.V.	137,000	32,188
*	Consorcio Ara S.A.	599,000	1,604,629
*	Consorcio Hogar S.A. de C.V. Series B	325,000	99,194
	Controladora Comercial Mexicana S.A. de C.V. Series B	1,326,100	1,444,262
*	Corporacion Geo S.A. de C.V. Series B	1,330,000	1,732,370

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	703,769	1,458,781
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	1,623	167
	Corporativo Fragua S.A. de C.V. Series B	31	84
*	Desc S.A. de C.V. Series B	981,833	282,852
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	10,856
*	Empresas ICA Sociedad Controladora S.A. de C.V.	6,256,350	1,846,325
	Empresas la Moderna S.A. de C.V. Series A	610,700	152,333
*	GPo Iusacell	51,405	84,791
	Gruma S.A. de C.V. Series B	138,000	233,929
	Grupo Casa Saba S.A. de C.V.	39,700	44,284
	Grupo Cementos de Chihuahua, S.A. de C.V.	398,000	651,943
	Grupo Corvi S.A. de C.V. Series L	100,000	16,907
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	9,441	1,907
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	23,928	5,254
	Grupo Industrial Maseca S.A. de C.V. Series B	446,000	195,863
	Grupo Industrial Saltillo Unique Series	90,600	152,744
*	Grupo Nutrisa S.A. de C.V.	188	51
	Grupo Posadas S.A. de C.V. Series L	199,000	115,357
*	Grupo Qumma S.A. de C.V. Series B	105,334	1,665
*	Grupo Tribasa S.A. de C.V.	67,110	0

*	Herdez Common Series	107,000	46,990
*	Hylsamex S.A. de C.V. Series B	82,000	137,129
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	66,000	112,923
*	Industrias S.A. de C.V. Series B	33,000	189,847
*	Jugos del Valle S.A. de C.V. Series B	37,900	52,229
*	Movilaccess S.A. de C.V. Series B	13,489	40,282
	Nadro S.A. de C.V. Series B	242,967	129,534
*	Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share Series B, 1 share Series C & 1 share Series D)	3,300	1,493
	Vitro S.A.	811,000	712,309
TOTAL COMMON STOCKS (Cost $8,982,127)			11,591,472

INVESTMENT IN CURRENCY — (0.0%)
	Mexican Peso		6,909
(Cost $8,636)
TOTAL — MEXICO (Cost $8,990,763)			11,598,381

ISRAEL — (6.3%)
COMMON STOCKS — (6.3%)
*	Afcon Industries	159	1,652
	Albad Massuot Yitzhak, Ltd.	7,600	126,125
	Alony Hetz Properties & Investments, Ltd.	46,080	106,721
	American Israeli Paper Mills, Ltd.	4,542	231,148
*	Azorim Investment Development & Construction Co., Ltd.	40,322	321,629
*	Baran Group, Ltd.	9,500	56,405
*	Beit Shemesh Engines Holdings (1997), Ltd.	3,351	9,324
	Blue Square Israel, Ltd.	45,312	456,243
*	C Mer Industries, Ltd.	7,900	70,269
	Danya Cebus, Ltd.	19,413	84,247
	Delek Automotive Systems, Ltd.	96,288	663,452
*	Delek Drilling	599,731	254,753
	Delta Galil Industries, Ltd.	27,362	347,639
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	59,860	117,281
*	Discount Mortgage Bank, Ltd.	1,320	116,760
*	Elbit Medical Imaging	27,990	232,834
	Elco Industries (1975)	5,476	19,348
	Electra Consumer	22,800	241,239
	Electra Israel, Ltd.	3,700	262,708
*	Electronics Line 3000, Ltd.	2,880	3,150
*	Electronics Line, Ltd.	3,169	19,914
*	Elron Electronic Industries, Ltd.	34,325	487,128
*	Feuchtwanger Investments 1984, Ltd.	4,200	2,327
	FMS Enterprises Migun, Ltd.	7,300	271,884
*	Formula Systems (1985), Ltd.	12,170	191,204
*	Formula Vision Technologies, Ltd.	1,604	1,439
	Frutarom Industries (1995), Ltd.	48,400	283,860

	Gachelet Invetment Co., Ltd.	653	35,443
*	Granite Hacarmel Investments, Ltd.	19,200	28,766
*	Housing & Construction Holding Co., Ltd.	473,282	275,899
	Industrial Building Corp., Ltd.	284,973	288,567
	Investec Bank, Ltd.	3,222	106,854
*	Israel Land Development Co., Ltd.	26,000	69,651
	Israel Petrochemical Enterprises, Ltd.	32,500	182,786
*	Israel Salt Industries	38,139	113,090
	Ituran	7,011	131,007
*	J.O.E.L. Jerusalem Oil Exploration, Ltd.	6,178	33,704
*	Knafaim-Arkia Holdings, Ltd.	14,161	169,037
*	Koor Industries, Ltd.	19,500	795,374
*	Leader Holding & Investments, Ltd.	11,500	14,588
	Lipman Electronic Engineering, Ltd.	25,936	554,336
*	Magic Software Enterprises, Ltd.	24,908	85,409
	Maman Cargo Terminals & Handling, Ltd.	33,600	42,326
*	Matav Cable Israel	35,613	289,691
	Medtechnica, Ltd.	14,470	59,630
	Mehadrin, Ltd.	3,887	57,563
*	Metalink, Ltd.	22,247	112,668
	Middle East Tube Co.	19,000	20,248
	Miloumor, Ltd.	12,658	49,947
	Mivtach Shamir Holdings, Ltd.	12,000	138,995
*	Naphtha Israel Petroleum Corp.	105,630	13,596
*	Nice Systems, Ltd.	15,600	302,189
*	OCIF Investments and Development, Ltd.	1,100	14,368
	Ormat Industries, Ltd.	75,100	296,173
	Property and Building Corp., Ltd.	4,894	400,763
	Rapac Electronics, Ltd.	6,000	16,169
*	Rapac Technologies (2000), Ltd.	6,000	15,806
*	Retalix, Ltd.	13,300	248,196
	Scitex Corp., Ltd.	46,509	183,256
*	Shrem Fudim Kelner & Co., Ltd.	6,600	17,468
	Suny Electronic Inc., Ltd.	37,700	208,206
	Tadiran Communications, Ltd.	12,806	424,024
*	Team Computer & Systems, Ltd.	1,400	13,968
	Telsys, Ltd. Electronic Engineering	5,300	26,766
*	Tower Semiconductor, Ltd.	59,093	199,866
*	Union Bank of Israel, Ltd.	55,564	172,619
	Ytong Industries, Ltd.	52,500	40,924
TOTAL COMMON STOCKS (Cost $7,926,551)			11,230,619

RIGHTS/WARRANTS — (0.0%)
	Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07	16,264	9,389
	Delek Drilling Warrants 07/31/04	27,376	5,962
TOTAL RIGHTS/WARRANTS (Cost $0)			15,351

TOTAL — ISRAEL (Cost $7,926,551)			11,245,970

INDONESIA — (6.0%)
COMMON STOCKS — (6.0%)
*	PT Apac Centretex Corporation Tbk	122,000	1,828
*	PT Argha Karya Prima Industry Tbk	90,666	5,077
*	PT Artha Graya Investama Sentral Tbk	4,773,000	48,789
	PT Asahimas Flat Glass Co., Ltd.	1,271,000	259,092
	PT Astra Agro Lestari Tbk	6,656,000	1,796,842
	PT Astra Graphia Tbk	4,549,000	126,109
*	PT Bank NISP Tbk	13,832,920	793,856
*	PT Batu Buana	77,715	746
	PT Berlian Laju Tanker Tbk	7,383,600	754,219
	PT Bhakti Investama Tbk	9,031,500	259,918
	PT Branta Mulia Tbk	66,000	5,016
*	PT Budi Acid Jaya Tbk	1,449,000	16,245
	PT Charoen Pokphand Indonesia Tbk	3,406,500	102,296
*	PT Ciputra Development Tbk	161,250	6,884
*	PT Citra Marga Nusaphala Persada	6,649,500	354,891
*	PT Clipan Finance Indonesia Tbk	3,133,000	95,718
	PT Dankos Laboratories Tbk	6,022,800	369,932
*	PT Davomas Adabi Tbk	4,192,000	337,151
*	PT Dharmala Intiland	277,400	2,057
	PT Dynaplast Tbk	1,038,000	163,858
	PT Enseval Putera Megatrading Tbk	6,380,000	277,173
*	PT Eterindo Wahanatama Tbk	397,000	5,935
*	PT Ever Shine Textile Tbk	4,029,640	45,132
*	PT Gajah Tunggal Tbk	236,000	13,301
*	PT GT Petrochem Industries Tbk	918,000	30,687
*	PT Hero Supermarket Tbk	33,000	5,389
*	PT Indal Aluminium Industry	47,000	854
	PT Indorama Synthetics Tbk	2,211,000	112,501
*	PT Jakarta International Hotel and Development Tbk	790,000	17,366
*	PT Jaya Real Property	393,500	63,751
	PT Kalbe Farma Tbk	25,907,600	1,099,056
*	PT Karwell Indonesia	138,000	6,035
*	PT Kawasan Industry Jababeka Tbk	43,401,000	536,840
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,867
	PT Komatsu Indonesia Tbk	860,000	188,885
	PT Lautan Luas Tbk	1,887,500	51,651
	PT Matahari Putra Prima Tbk Foreign	2,609,000	140,294
	PT Mayorah Indah	2,473,500	234,117
*	PT Metrodata Electronics Tbk	3,981,000	32,052
*	PT Modern Photo Tbk	40,000	2,467
*	PT Mulia Industrindo	542,000	14,240
*	PT Mustika Ratu Tbk	723,000	32,509
*	PT Pakuwon Jati Tbk	63,000	2,706
*	PT Panasia Indosyntec Tbk	79,000	4,213
*	PT Panin Insurance Tbk	7,979,000	192,742
*	PT Prasidha Aneka Niaga Tbk	84,000	963
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	905

*	PT Putra Sejahtera Pioneerindo	29,000	1,168
	PT Rig Tenders Indonesia Tbk	1,780,000	171,399
	PT Selamat Semp Tbk	1,920,000	51,289
*	PT Semen Cibinong Tbk	702,000	22,980
*	PT Sinar Mas Agro Resources and Technology Tbk	87,792	25,284
	PT Summarecon Agung Tbk	6,332,000	357,076
*	PT Sunson Textile Manufacturer Tbk	343,000	4,245
*	PT Suparma Tbk	2,400,000	41,470
*	PT Surabaya Agung Industri Pulp & Paper	64,500	447
*	PT Surya Dumai Industri Tbk	3,298,500	120,505
*	PT Suryamas Dutamakmur	125,000	731
	PT Tempo Scan Pacific	471,500	335,507
*	PT Texmaco Jaya Tbk	93,000	29,264
	PT Timah Tbk	1,701,000	387,516
	PT Trias Sentosa Tbk	9,198,400	177,772
	PT Trimegah Sec Tbk	9,961,000	138,205
	PT Tunas Ridean Tbk	1,987,000	89,084
*	PT Ultrajaya Milk Industry & Trading Co.	390,000	16,391
	PT Unggul Indah Corp. Tbk	48,239	10,864
*	PT United Tractors	501,760	73,947
*	PT Wicaksana Overseas International	28,560	539

TOTAL — INDONESIA (Cost $8,333,253)			10,669,838

THAILAND — (5.9%)
COMMON STOCKS — (5.9%)
	A.J. Plast Public Co., Ltd. (Foreign)	166,500	18,629
*	Adkinson Securities Public Co., Ltd. (Foreign)	138,150	29,189
*	Advance Agro Public Co., Ltd. (Foreign)	809,000	450,631
	Aeon Thana Sinsap (Thailand) Public Co., Ltd.	142,500	118,893
	Amarin Plaza Public Co., Ltd. (Foreign)	523,680	29,925
	Amata Corp. Public Co., Ltd.	1,120,500	279,789
*	Asia Securities Trading Public Co., Ltd. (Foreign)	41,500	78,715
	Asian Property Development Public Co., Ltd. (Foreign)	2,483,200	237,290
	Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)	333,333	103,241
	Bangkok Expressway Public Co., Ltd. (Foreign)	1,170,400	665,990
	Bangkok Insurance Public Co., Ltd.	35,880	191,245
	Bangkok Land (Foreign) Rights 10/15/04	355	3,654
*	Bangkok Land Co., Ltd. (Foreign)	4,830,900	76,552
*	Bangkok Rubber Public Co., Ltd. (Foreign)	14,600	869
	Big C Supercenter Public Co., Ltd. (Foreign)	87,000	38,643
*	Book Club Finance Public Co., Ltd.	157,200	19,060
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	223,700	175,899
	Capital Nomura Securities Public Co., Ltd. (Foreign)	46,000	74,550
*	Central Paper Industry Public Co., Ltd. (Foreign)	19,800	998
	Central Pattana Public Co., Ltd. (Foreign)	490,000	100,000
	Central Plaza Hotel Public Co., Ltd. (Foreign)	79,000	29,020
*	Ch Karnchang Public Co., Ltd. (Foreign)	1,125,400	297,225
	Charoong Thai Wire & Cable Public Co., Ltd.	130,000	20,600

	Compass East Ind-Foreign	122,000	29,878
	Dynasty Ceramic Public Co., Ltd.	232,500	98,806

*	Eastern Star Real Estate Public Co., Ltd. (Foreign)	1,537,600	22,519
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	90,100	93,020
	Fancy Wood Industries Public Co., Ltd.	260,800	35,066
*	GFPT Public Co., Ltd.	71,400	21,429
	GMM Grammy Public Co., Ltd. (Foreign)	460,000	167,875
*	Golden Land Property Development Public Co., Ltd. (Foreign)	485,616	101,437
	Hana Microelectronics Public Co., Ltd.	652,970	321,390
	Hermraj Land & Development Public Co., Ltd.	3,087,400	62,267
	Home Product Center Public Co., Ltd.	417,900	42,743
	ICC International Public Co., Ltd.	155,000	140,486
*	International Broadcasting Corp. Public Co., Ltd. (Foreign)	669,270	314,951
*	International Engineering Public Co., Ltd. (Foreign)	20,000	423
*	ITV Public Co., Ltd.	736,000	242,094
*	Jasmine International Public Co., Ltd. (Foreign)	8,436,600	143,817
*	K.R. Precision Public Co., Ltd. (Foreign)	320,598	17,396
	Kang Yong Electric Public Co., Ltd. (Foreign)	7,200	8,730
	KCE Electronics Public Co., Ltd. (Foreign)	204,000	43,592
*	Keppel Thai Properties Public Co., Ltd.	8,360	799
	KGI Securities One Public Co., Ltd. (Foreign)	1,465,546	114,006
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	32,200	38,655
	Loxley Public Co., Ltd. (Foreign)	958,120	102,138
	LPN Development Public Co., Ltd. (Foreign)	415,250	26,919
	MBK Development Public Co., Ltd.	114,000	133,433
*	Media of Medias Public Co., Ltd. (Foreign)	9,100	2,425
	MFC Asset Management Public Co., Ltd. (Foreign)	5,000	1,909
	MK Real Estate Development Public Co., Ltd. (Foreign)	472,260	26,760
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	9,900	67,505
*	Nakornthai Strip Mill Public Co., Ltd.	6,942,700	238,369
	Nation Multimedia Group Public Co., Ltd. (Foreign)	146,259	49,865
	National Finance and Securities Public Co., Ltd. (Foreign)	476,800	141,952
	Noble Development Public Co., Ltd.	260,100	32,473
*	Pacific Assets Public Co., Ltd. (Foreign)	141,000	18,281
*	Padaeng Industry Public Co., Ltd. (Foreign)	73,800	19,845
	Patum Rice Mill & Granary Public Co., Ltd. (Foreign)	5,500	4,341
	Phatra Insurance Public Co., Ltd.	10,000	37,695
	Phoenix Pulp and Paper Public Co., Ltd. (Foreign)	62,800	165,858
*	Picnic Gas & Engineering Public Co., Ltd.	260,900	132,799
*	Prasit Development Public Co., Ltd. (Foreign)	29,700	1,070
	Quality Houses Public Co., Ltd. (Foreign)	3,370,500	97,109
	Regional Container Lines Public Co., Ltd.	693,200	311,233
*	Robinson Department Store Public Co., Ltd. (Foreign)	18,525	1,397
	Saha Pathana Inter-Holding Public Co., Ltd.	350,000	117,647
	Saha-Union Public Co., Ltd. (Foreign)	279,500	124,819
*	Samart Corporation Public Co., Ltd.	539,500	93,911

	Sammakorn Public Co., Ltd. (Foreign)	75,000	3,782
	Sansiri Public Co., Ltd.	780,566	65,219
	Seamico Securities Public Co., Ltd.	448,722	80,264
	Serm Suk Public Co., Ltd. (Foreign)	10,000	5,762
	Shinawatra Satellite Public Co., Ltd. (Foreign)	307,400	105,542
	Siam Food Products Public Co., Ltd. (Foreign)	9,000	15,774
	Siam Industrial Credit Public Co., Ltd.	352,862	55,069
	Siam Makro Public Co., Ltd. (Foreign)	176,100	202,948
	Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)	1,002,900	226,345
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	30,496	29,837
	Srithai Superware Public Co., Ltd. (Foreign)	16,400	2,835
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	54	4,279
*	STP & I Public Co., Ltd.	138,700	6,993
*	Sun Tech Group Public Co., Ltd. (Foreign)	27,200	1,829
	Supalai (Forign)	346,000	25,420
	SVI Public Co., Ltd.	122,266	38,749
*	Tanayong Public Co., Ltd. (Foreign)	261,000	6,267
	TCJ Motor Public Co., Ltd. (Foreign)	730	806
*	Telecomasia Corp. Public Co., Ltd. (Foreign)	2,254,900	281,524
*	Thai Gypsum Public Co., Ltd.	650,000	107,683
*	Thai Military Bank Public Co., Ltd. (Foreign)	1,175,400	93,693
	Thai Plastic and Chemicals Public Co., Ltd. (Foreign)	40,500	176,002
	Thai Reinsurance Public Co., Ltd. (Foreign)	660,300	68,804
	Thai Rung Union Car Public Co., Ltd. (Foreign)	165,000	49,916
	Thai Stanley Electric (Thailand) Public Co., Ltd.	32,000	108,331
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	64,800	37,340
	Thai Vegetable Oil-Foreign	482,600	145,997
	Thai Wacoal Public Co., Ltd.	78,000	64,142
	Thai-German Ceramic Industry Public Co., Ltd. (Foreign)	361,000	32,936
*	Tipco Asphalt Public Co., Ltd. (Foreign)	95,200	60,000
	TIPCO Foods (Thailand) Public Co., Ltd.	147,620	16,658
	TISCO Finance Public Co., Ltd. (Foreign)	745,900	419,065
*	TT&T Public Co., Ltd. (Foreign)	1,020,000	101,878
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	126,728	5,842
*	United Communication Industry Public Co., Ltd. (Foreign)	139,000	186,891
	United Palm Oil Industry Public Co., Ltd.	21,000	21,555
	Vanachai Group Co-Foreign	1,364,866	306,398
*	Vinythai Public Co., Ltd. (Foreign)	861,634	225,494
TOTAL COMMON STOCKS (Cost $9,858,328)			10,439,608

RIGHTS/WARRANTS — (0.0%)
	Bangkok Land (Foreign) Warrants 2006	217,330	0
(Cost $0)
TOTAL — THAILAND (Cost $9,858,328)			10,439,608

POLAND — (4.2%)
COMMON STOCKS — (4.2%)
*	Amica Wronki SA	18,410	189,266
*	Budimex SA	28,076	330,733
*	Cersanit-Krasnystaw SA	22,217	702,032
*	Computerland SA	14,630	461,618
	Debica SA	19,184	643,112
*	Echo Investment SA	19,155	435,643
*	Fabryki Mebli Forte SA	39,475	148,252
*	Farmacol SA	39,250	333,014
*	Huta Ferrum SA	309	571
*	Impexmetal SA	23,067	342,380
	Kroscienskie Huty Szkla Krosno SA	2,000	64,108
*	Kutnowskie Zaklady Farmaceutyczne Polfa SA	3,498	312,198
	Lentex SA	13,464	120,029
*	Mostostal Export SA	42,087	19,849
	Mostostal Siedlce SA	17,520	131,447
*	Mostostal Warszawa SA	18,600	74,804
*	Mostostal Zabrze Holding SA	18,293	5,071
*	Netia Holdings SA	43,672	48,824
*	Ocean Company SA	8,530	280
*	Optimus Technologie	7,500	22,623
	Orbis SA	25,000	157,417
	Polifarb Cieszyn Wroclaw SA	98,435	265,465
	Polska Grupa Farmaceutyczna SA	22,323	373,159
*	Prosper SA	12,770	52,435
	Przedsiebiorstwo Farmaceutyczne JELFA SA	14,330	248,560
*	Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.	16,774	16,969
*	Raciborska Fabryka Kotlow SA	37,758	138,906
*	Softbank SA	44,730	291,709
*	Sokolowskie Zaklady Miesne SA	217,420	381,876
*	Stalexport SA	11,514	8,125
*	Ster-Projekt SA	20,650	42,390
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	8,169	183,539
	Zaklady Metali Lekkich Kety SA	19,615	750,654
*	Zaklady Tluszcowe Kruszwica SA	23,610	219,684

TOTAL — POLAND (Cost $4,254,114)			7,516,742

PHILIPPINES — (2.6%)
COMMON STOCKS — (2.6%)
	Alaska Milk Corp.	1,404,000	74,378
*	Bacnotan Consolidated Industries, Inc.	122,234	55,487
*	Bankard, Inc.	412,000	6,894
*	Belle Corp.	20,937,000	265,588
*	C & P Homes, Inc.	6,477,000	27,669
*	Digital Telecommunications (Philippines), Inc.	20,973,000	235,020
	EDSA Properties Holdings, Inc.	1,759,970	20,051
*	EEI Corp.	1,108,000	7,319
*	Fil-Estate Land, Inc.	3,170,700	23,174
*	Filinvest Development Corp.	4,664,500	79,193

*	Filinvest Land, Inc.	25,798,050	433,216
*	First E-Bank Corp.	77,000	1,335
	Ginebra San Miguel, Inc.	1,065,200	551,008
*	Global Equities, Inc.	886,462	1,136
*	House of Investments, Inc.	732,000	6,906
*	International Container Terminal Services, Inc.	4,593,837	355,384
*	Ionics, Inc.	769,825	30,528
*	iVantage Corp.	593,400	6,967
	Keppel Philippines Marine, Inc.	610,000	3,366
*	Lepanto Consolidated Mining Co. Series B	1,925,000	8,771
*	Mabuhay Holdings Corp.	516,000	1,171
*	Macroasia Corp.	2,237,500	53,254
*	Manila Jockey Club, Inc.	130,622	7,906
*	Megaworld Properties & Holdings, Inc.	21,843,500	420,867
*	Metro Pacific Corp.	45,763,860	275,841
*	Negros Navigation Co., Inc.	31,100	205
*	Philex Mining Corp. Series B	150,000	1,120
*	Philippine Bank of Communications	14,726	19,661
*	Philippine National Bank	929,975	376,562
*	Philippine National Construction Corp.	173,000	10,779
	Philippine Savings Bank	317,212	153,877
*	Picop Resources, Inc.	1,125,000	1,360
*	Pilipino Telephone Corp.	1,692,000	75,514
*	Prime Orion Philippines, Inc.	2,920,000	7,005
	Republic Glass Holding Corp.	507,500	15,539
*	RFM Corp.	2,378,934	35,576
	Robinson’s Land Corp. Series B	3,402,000	121,727
	Security Bank Corp.	320,842	123,680
	SM Development Corp.	4,971,000	93,918
	Soriano (A.) Corp.	3,430,211	89,698
	Union Bank of the Philippines	47,500	20,279
*	United Paragon Mining Corp.	322,500	703
*	Universal Rightfield Property Holdings, Inc.	1,062,000	529
	Universal Robina Corp.	3,158,100	479,135
*	Urban Bank, Inc.	5,658	47
*	Victorias Milling Co., Inc.	139,680	2,164
*	Vitarich Corp.	176,000	907

TOTAL — PHILIPPINES (Cost $6,292,186)			4,582,414

HUNGARY — (2.4%)
COMMON STOCKS — (2.4%)
*	Danubius Hotel & Spa RT	58,038	1,237,144
	Delmagyarorszagi Aramszolgaltato Demasz RT	15,581	866,950
*	Fotex First Hungarian-American Photo Service Co.	749,391	538,036
	Globus Konzervipari RT	92,126	340,550
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	67,414	295,720
*	North American Business Industries RT	51,024	168,022
*	Pannonplast P.L.C.	39,441	278,424

*	Raba Hungarian Railway Carriage & Machine Works	143,528	511,204
*	Synergon Information Systems Ltd., Budapest	30,190	57,438
	Zwack Unicum Liqueur Industry & Trading Co., Ltd.	1,100	39,308

TOTAL — HUNGARY (Cost $4,841,731)			4,332,796

ARGENTINA — (1.2%)
COMMON STOCKS — (1.2%)
*	Acindar Industria Argentina de Aceros SA Series B	459,031	430,804
*	Alpargatas SA Industrial y Comercial	1,007	415
	Banco del Sud Sociedad Anonima Series B	89,000	86,631
*	Banco Suquia SA	76,789	12,052
*	Capex SA Series A	26,370	38,460
*	Celulosa Argentina SA Series B	6,375	5,174
*	Central Costanera SA Series B	50,000	60,401
*	Central Puerto SA Series B	61,000	31,719
*	CINBA SA (Cia de Bebidao y Alimentos)	15,000	11,224
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	224,776
	DYCASA SA (Dragados y Construcciones Argentina) Series B	23,052	17,322
*	Ferrum SA de Ceramica y Metalurgica Series B	25,200	23,770
*	Fiplasto SA Comercial y Industrial	12,000	5,136
*	Garovaglio y Zorraquin SA	14,160	2,142
*	Importadora y Exportadora de la Patagonia Series B	11,500	43,025
*	Introductora de Buenos Aires SA Series A	9,832	4,925
*	IRSA Inversiones y Representaciones SA	379,635	255,181
*	Juan Minetti SA	131,531	120,106
*	Ledesma S.A.A.I.	387,128	251,625
*	Metrogas SA Series B	47,823	16,831
*	Polledo SA Industrial y Constructora y Financiera	88,891	18,320
*	Quimica Estrella SA Series B	27,200	7,589
*	Renault Argentina SA	624,452	128,694
*	Sol Petroleo SA	50,662	7,269
	Solvay Indupa S.A.I.C.	440,500	339,389
TOTAL COMMON STOCKS (Cost $2,749,450)			2,142,980

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		47,154
(Cost $46,630)

PREFERRED STOCKS — (0.0%)
	Quimica Estrella New Preferred Shares	3,260	961
(Cost $3,163)
TOTAL — ARGENTINA (Cost $2,799,243)			2,191,095

IRELAND — (0.3%)
RIGHTS/WARRANTS — (0.3%)
* Tullow Oil P.L.C.	244,061	572,601

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $1,595,000 FHLMC Notes 1.85%, 11/17/04, valued at $1,600,981) to be repurchased at $1,573,060	$1,573	1,573,000
(Cost $1,573,000)

TOTAL INVESTMENTS - (100.0%) (Cost $158,271,849)††		$178,388,829

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $158,272,394.

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

	Face Amount	Value †
	(000)

UNITED STATES — (57.1%)
AGENCY OBLIGATIONS — (37.5%)
Federal Farm Credit Bank
1.850%, 03/03/06	$131,935	$130,884,138
2.500%, 03/15/06	9,125	9,137,264
Federal Home Loan Bank
2.000%, 02/13/06	66,000	65,660,760
2.250%, 05/15/06	13,000	12,960,142
1.875%, 06/15/06	7,000	6,924,890
2.875%, 08/15/06	77,800	78,138,041
Federal Home Loan Mortgage Corporation
5.250%, 01/15/06	18,000	18,714,672
1.875%, 02/15/06	76,000	75,498,932
2.375%, 04/15/06	20,000	19,994,860
5.500%, 07/15/06	21,600	22,767,221
2.750%, 08/15/06	10,000	10,034,540
Federal National Mortgage Association
2.000%, 01/15/06	54,000	53,782,056
5.500%, 02/15/06	49,000	51,197,405
2.125%, 04/15/06	28,000	27,862,324
2.250%, 05/15/06	17,000	16,934,924
3.125%, 07/15/06	7,000	7,070,469
TOTAL AGENCY OBLIGATIONS (Cost $610,032,814)		607,562,638

BONDS — (19.6%)
Bank Nederlandse Gemeenten
5.250%, 04/10/06	7,400	7,711,540
Bayerische Landesbank Medium Term Notes
2.500%, 04/28/06	42,400	42,010,895
Canadian Government Corporate Bonds
6.750%, 08/28/06	46,700	50,508,805
Citigroup Global Markets
5.875%, 03/15/06	7,000	7,346,885
Citigroup, Inc.
5.750%, 05/10/06	18,700	19,650,652
6.250%, 05/15/06	28,079	29,768,878
General Electric Capital Corp.
2.970%, 07/26/06	45,200	45,420,124
KFW International Finance, Inc. Corporate Bonds
5.250%, 06/28/06	45,000	47,257,650

Toyota Motor Credit Corp.
2.900%, 07/14/06	5,200	5,220,618
Toyota Motor Credit Corp. Medium Term Note
3.000%, 06/09/06	40,000	40,037,800
Wal-Mart Stores, Inc. Corporate Bonds
5.450%, 08/01/06	8,383	8,809,921
Wells Fargo & Co.
6.125%, 02/15/06	5,500	5,783,245
5.900%, 05/21/06	7,000	7,390,712
TOTAL BONDS (Cost $316,234,751)		316,917,725

TOTAL — UNITED STATES (Cost $926,267,565)		924,480,363

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.4%)
BONDS — (16.4%)
Asian Development Bank
2.375%, 03/15/06	34,400	34,462,229
Council of Europe Social Development Fund
4.875%, 10/27/05	31,500	32,424,210
European Bank For Reconstruction & Development
5.375%, 06/15/06	17,700	18,572,150
European Investment Bank
2.000%, 05/26/06	13,000	12,918,360
3.000%, 08/15/06	34,000	34,298,656
Inter-American Development Bank
6.125%, 03/08/06	41,800	44,109,743
Nordic Investment Bank
2.750%, 01/11/06	42,500	42,688,615
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.000%, 11/04/05	37,500	38,670,000
5.000%, 03/28/06	7,000	7,287,259
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $265,788,438)		265,431,222

NETHERLANDS — (4.4%)
BONDS — (4.4%)
Bank Nederlandse Gemeenten
4.375%, 12/30/05	37,500	38,459,625
Nederlandse Waterschapsbank NV
5.000%, 09/19/05	21,819	22,425,568
4.250%, 12/28/05	10,000	10,239,000
TOTAL - NETHERLANDS (Cost $71,485,460)		71,124,193

SWEDEN — (4.4%)
BONDS — (4.4%)
Sweden (Kingdom of)
4.375%, 12/20/05	39,500	40,562,550
Swedish Export Credit Corp.
3.000%, 09/30/05	30,000	30,231,300
TOTAL — SWEDEN (Cost $71,106,733)		70,793,850

CANADA — (3.9%)
BONDS — (3.9%)
Export Development Corp.
2.750%, 12/12/05	8,600	8,662,668
Manitoba, Province of
2.750%, 01/17/06	10,000	10,070,420
Ontario, Province of
6.000%, 02/21/06	42,000	44,107,308
TOTAL BONDS (Cost $63,402,790)		62,840,396

INVESTMENT IN CURRENCY — (0.0%)
* Canadian Dollars		396
(Cost $367)
TOTAL — CANADA (Cost $63,403,157)		62,840,792

GERMANY — (3.2%)
BONDS — (3.2%)
Landesbank Baden-Wuerttemberg Foerderbank
7.000%, 10/05/05	10,000	10,515,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.500%, 12/30/05	7,000	7,187,600
Landwirtschaftliche Rentenbank
5.000%, 09/19/05	15,000	15,417,000
6.625%, 12/08/05	18,500	19,474,950
TOTAL — GERMANY (Cost $52,694,190)		52,594,550

NORWAY — (3.0%)
BONDS — (3.0%)
Eksportfinans ASA
5.750%, 06/06/06	45,700	48,118,535
(Cost $48,008,365)

SPAIN — (2.4%)
BONDS — (2.4%)
Institut de Credito Oficial
2.750%, 12/05/05	17,000	17,089,420
2.375%, 04/18/06	22,000	21,969,640
TOTAL — SPAIN (Cost $39,067,229)		39,059,060

UNITED KINGDOM — (2.0%)
BONDS — (2.0%)
BP Capital Markets P.L.C.
4.625%, 12/12/05	5,000	5,139,000
Landesbank Baden-Wuerttemberg Capital Markets P.L.C.
5.500%, 02/23/06	26,000	27,131,000
TOTAL - UNITED KINGDOM (Cost $32,314,507)		32,270,000

FINLAND — (1.3%)
BONDS — (1.3%)
Republic of Finland
5.875%, 02/27/06	19,500	20,503,801
(Cost $20,658,459)

FRANCE — (1.0%)
BONDS — (1.0%)
ELF Aquitaine SA Medium Term Notes
7.000%, 10/05/05	16,000	16,782,400
(Cost $16,871,022)

		Value †

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* Euro Currency		1,898
(Cost $1,434)

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.9%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $14,375,000 FHLMC Notes 1.85%, 11/17/04, valued at $14,428,906) to be repurchased at $14,215,541	$14,215	14,215,000
(Cost $14,215,000)

TOTAL INVESTMENTS - (100.0%) (Cost $1,621,881,559)††		$1,618,215,664

†	See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,621,881,559.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (89.3%)
	1st Source Corp.	9,700	$244,925
	21st Century Insurance Group	17,100	223,497
*	3COM Corp.	193,900	874,489
*	4Kids Entertainment, Inc.	400	6,972
	A. G. Edwards, Inc.	43,200	1,502,496
*	AAR Corp.	9,900	105,930
*	ABX Air, Inc.	19,300	112,712
*	Accelrys, Inc.	15,800	93,220
*	Ace Cash Express, Inc.	400	10,944
*	Aclara Biosciences, Inc.	9,400	33,464
*	ACT Manufacturing, Inc.	100	0
*	Actel Corp.	7,300	105,485
	Action Performance Companies, Inc.	5,800	63,336
*	ActivCard Corp.	6,500	39,455
*	Active Power, Inc.	1,100	3,201
*	Activision, Inc.	48,150	692,878
*	Adaptec, Inc.	36,500	254,770
*	ADC Telecommunications, Inc.	173,900	372,146
*	ADE Corp.	2,600	49,972
*	Adept Technology, Inc.	700	875
*	Administaff, Inc.	30,800	312,928
*	Advanced Digital Information Corp.	20,700	195,822
*	Advanced Energy Industries, Inc.	1,600	15,616
	Advanced Marketing Services, Inc.	6,200	77,066
* #	Advanced Micro Devices, Inc.	103,800	1,186,434
*	Advanced Power Technology, Inc.	1,200	9,240
	Advanta Corp. Class A	14,400	323,294
	Advanta Corp. Class B Non-Voting	15,000	352,500
*	Advent Software, Inc.	10,700	180,616
*	Aehr Test Systems	500	1,485
*	AEP Industries, Inc.	8,300	86,901
*	Aeroflex, Inc.	9,100	91,728
*	Aether Systems, Inc.	13,900	40,727
	Aetna, Inc.	91,900	8,514,535
*	Aetrium, Inc.	100	477
*	Aftermarket Technology Corp.	400	5,300
*	Agco Corp.	47,700	953,523
*	Agile Software Corp.	2,500	19,050
	Agilysys, Inc.	22,600	352,108
*	Air Methods Corp.	1,900	16,074
	Airgas, Inc.	78,300	1,742,175
	Alamo Group, Inc.	3,800	64,562

*	Alaska Air Group, Inc.	16,700	393,118
	Albany International Corp. Class A	17,000	495,550
*	Albany Molecular Research, Inc.	4,900	51,156
	Albemarle Corp.	18,200	605,332
#	Albertson’s, Inc.	180,100	4,426,858
	Alcoa, Inc.	2,552	82,634
*	Alderwoods Group, Inc.	5,100	46,971
	Alexander & Baldwin, Inc.	19,000	585,010
*	Alexion Pharmaceuticals, Inc.	6,600	107,976
	Alfa Corp.	30,557	423,214
*	Align Technology, Inc.	1,000	15,320
*	All American Semiconductor, Inc.	1,300	7,995
*	Allegheny Corp.	2,265	588,923
	Allegheny Technologies, Inc.	4,200	79,002
*	Alliance Semiconductor Corp.	5,800	22,156
*	Allied Defense Group, Inc.	3,000	54,600
*	Allied Healthcare International, Inc.	1,200	6,780
*	Allied Healthcare Products, Inc.	400	2,121
*	Allied Holdings, Inc.	1,100	3,256
* #	Allied Waste Industries, Inc.	84,000	860,160
*	Allmerica Financial Corp.	11,100	321,900
*	Allou Health Care, Inc. Class A	1,000	25
*	Alloy, Inc.	1,200	4,872
*	Allscripts Healthcare Solutions, Inc.	22,400	145,600
	Allstate Corp.	473,700	22,363,377
	Alltel Corp.	500	27,325
	Alpharma, Inc. Class A	25,200	344,484
#	Ambac Financial Group, Inc.	58,200	4,394,100
	Ambassadors Group, Inc.	700	19,600
	Ambassadors, Inc.	4,000	48,520
*	AMC Entertainment, Inc.	9,700	186,240
	Amerada Hess Corp.	53,700	4,322,850
*	America Services Group, Inc.	400	15,176
* #	America West Holdings Corp. Class B	200	1,320
#	American Capital Strategies, Ltd.	18,023	562,318
*	American Dental Partners, Inc.	1,800	32,580
	American Financial Group, Inc.	39,800	1,172,110
*	American Greetings Corp. Class A	32,500	782,275
*	American Independence Corp.	1,266	19,193
#	American Italian Pasta Co.	8,500	229,925
*	American Medical Security Group, Inc.	7,200	162,288
	American National Insurance Co.	24,200	2,299,000
	American Pacific Corp.	500	3,725
*	American Physicians Capital, Inc.	4,000	109,920
#	American Power Conversion Corp.	3,000	50,400
*	American Retirement Corp.	9,800	57,624
	American Shared Hospital Services	600	2,970
	American Software, Inc. Class A	4,500	26,995
*	American Superconductor Corp.	3,800	45,410
*	American Technical Ceramics Corp.	500	3,375
* #	American Tower Corp.	78,900	1,174,821
*	American West Bancorporation	666	11,828

*	Americredit Corp.	32,000	669,120
	AmerisourceBergen Corp.	83,872	4,537,475
	Ameron International Corp.	3,600	130,860
#	AmerUs Group Co.	24,000	956,640
*	AMN Healthcare Services, Inc.	7,300	84,388
* #	AMR Corp.	7,500	67,050
	Amrep Corp.	500	9,237
	AmSouth Bancorporation	2,500	65,125
	Anadarko Petroleum Corp.	223,734	13,249,527
*	Anadigics, Inc.	1,800	6,750
	Analogic Corp.	5,800	239,134
*	Anaren, Inc.	8,700	102,834
* #	Andrew Corp.	66,173	733,859
#	Anixter International, Inc.	400	14,108
*	Ann Taylor Stores Corp.	39,375	951,694
*	AnswerThink, Inc.	15,200	85,880
* #	Anthem, Inc.	52,339	4,252,020
	AON Corp.	46,000	1,193,700
*	APA Optics, Inc.	5,200	7,800
	Apache Corp.	228,346	10,204,783
	Apogee Enterprises, Inc.	9,600	108,192
*	Apple Computer, Inc.	155,000	5,345,950
*	Applica, Inc.	1,300	5,226
*	Applied Films Corp.	5,400	107,460
	Applied Industrial Technologies, Inc.	8,500	253,980
*	Applied Innovation, Inc.	1,300	4,420
*	Applied Micro Circuits Corp.	127,400	426,790
	Applied Signal Technologies, Inc.	2,400	83,256
*	Apropos Technology, Inc.	7,000	22,610
	Aptargroup, Inc.	6,500	295,360
*	aQuantive, Inc.	13,000	112,580
*	Arch Capital Group, Ltd.	3,900	142,740
	Arch Chemicals, Inc.	7,500	204,750
	Arch Coal, Inc.	18,995	612,209
	Archer-Daniels Midland Co.	452,165	7,221,075
*	Argonaut Group, Inc.	1,450	26,593
*	Ariba, Inc.	5,350	39,804
	Arkansas Best Corp.	11,000	378,950
*	Armor Holdings, Inc.	10,700	379,422
*	Arqule, Inc.	3,100	15,252
*	Arris Group, Inc.	59,400	270,864
* #	Arrow Electronics, Inc.	24,800	536,672
*	Artesyn Technologies, Inc.	30,500	259,555
	Arvinmeritor, Inc.	200	3,820
*	Ascential Software Corp.	40,525	525,204
	Ashland, Inc.	40,300	2,072,629
*	Ashworth, Inc.	4,000	34,000
*	Aspect Communications Corp.	8,400	71,904
*	Aspect Medical Systems, Inc.	1,600	25,600
*	Aspen Technology, Inc.	5,900	34,161
*	Astec Industries, Inc.	10,800	178,524
	Astoria Financial Corp.	5,400	196,236

	Astro-Med, Inc.	1,100	10,230
* #	AstroPower, Inc.	5,400	54
	AT&T Corp.	400,600	5,920,868
*	AT&T Wireless Services, Inc.	2,122,131	31,025,555
*	Atmel Corp.	14,700	51,303
* #	ATP Oil & Gas Corp.	6,900	60,858
	Atrion Corp.	200	9,200
*	Atwood Oceanics, Inc.	1,600	66,832
*	Audiovox Corp. Class A	23,900	388,375
*	August Technology Corp.	8,600	82,388
*	autobytel.com, Inc.	7,300	51,392
*	AutoNation, Inc.	324,600	5,336,424
*	Avatar Holdings, Inc.	1,700	73,593
*	Aviall, Inc.	5,600	112,000
*	Avid Technology, Inc.	4,700	203,369
*	Avnet, Inc.	33,700	535,156
*	Avocent Corp.	20,400	581,604
	AVX Corp.	97,200	1,125,576
*	Aware, Inc.	21,800	61,040
*	Axcelis Technologies, Inc.	51,400	400,920
*	Axsys Technologies, Inc.	450	5,805
*	Aztar Corp.	30,900	768,174
*	AZZ, Inc.	3,600	51,300
	B B & T Corp.	437	17,476
	Baldwin & Lyons, Inc. Class B	1,500	37,920
*	Bancinsurance Corp.	1,800	13,950
	Bandag, Inc.	4,500	205,920
	Bandag, Inc. Class A	2,600	108,160
	Bank of America Corp.	28,000	1,259,440
	Bank of Hawaii Corp.	64,600	3,067,208
	Banknorth Group, Inc.	3,000	101,910
*	BankUnited Financial Corp. Class A	16,500	466,620
	Banner Corp.	5,166	147,024
	Banta Corp.	13,000	503,230
*	Barnes & Noble, Inc.	26,200	905,472
	Bassett Furniture Industries, Inc.	2,479	46,605
	Bay View Capital Corp.	1,690	31,248
*	Baycorp Holdings, Ltd.	34	385
	Bear Stearns Companies, Inc.	59,122	5,198,006
*	BearingPoint, Inc.	13,800	111,366
#	Beazer Homes USA, Inc.	6,801	664,118
*	Belden CDT, Inc.	18,550	371,556
*	Bell Industries, Inc.	2,700	7,533
*	Bell Microproducts, Inc.	9,600	72,864
	Belo Corp. Class A	69,100	1,585,154
*	Benchmark Electronics, Inc.	12,600	362,376
	Berkley (W.R.) Corp.	23,625	953,977
*	Bethlehem Steel Corp.	5,900	19
* #	Beverly Enterprises	26,800	192,156
* #	Big Lots, Inc.	84,200	1,026,398
*	Bio-Logic Systems Corp.	300	1,788
*	BioMarin Pharmaceutical, Inc.	15,200	91,808

*	Bio-Rad Laboratories, Inc. Class A	4,000	201,360
*	Biosource International, Inc.	2,600	17,498
* #	BJ’s Wholesale Club, Inc.	500	12,660
	Black Box Corp.	16,800	608,832
	Blair Corp.	2,200	61,600
#	Blockbuster, Inc. Class A	47,000	377,410
*	Blonder Tongue Laboratories, Inc.	500	1,625
*	Bluegreen Corp.	7,800	91,650
	Bob Evans Farms, Inc.	19,600	490,784
*	Boca Resorts, Inc.	35,200	675,840
*	Bogen Communications International, Inc.	700	3,220
	Boise Cascade Corp.	52,800	1,652,112
*	Bombay Co., Inc.	9,900	54,450
	Bon-Ton Stores, Inc.	3,900	51,441
	Books-a-Million, Inc.	5,000	34,650
	Borders Group, Inc.	42,100	1,006,190
	Borg-Warner, Inc.	46,200	2,066,988
*	Borland Software Corp.	9,700	78,861
*	Boston Biomedical, Inc.	100	325
*	Boston Communications Group, Inc.	5,300	41,605
*	Bottomline Technologies, Inc.	1,000	8,540
#	Bowater, Inc.	30,200	1,085,086
	Bowne & Co., Inc.	29,300	393,206
#	Boyd Gaming Corp.	42,300	1,148,445
*	Boyds Collection, Ltd.	8,600	21,672
*	Brigham Exploration Co.	1,100	8,965
*	Brightpoint, Inc.	2,250	29,812
*	Brillian Corp.	1,475	12,759
*	Broadcom Corp.	42,400	1,150,736
	Brookline Bancorp, Inc.	25,850	391,369
*	Brookstone, Inc.	3,375	53,156
*	Brooktrout, Inc.	3,300	28,182
	Brown Shoe Company, Inc.	8,900	236,028
*	Bruker BioSciences Corp.	18,800	67,116
	Brunswick Corp.	51,400	2,020,534
*	Brush Engineered Materials, Inc.	3,000	61,470
*	BTU International, Inc.	500	1,875
*	Buckeye Technology, Inc.	19,400	206,998
	Building Materials Holding Corp.	7,000	158,340
	Burlington Coat Factory Warehouse Corp.	51,900	996,999
	Burlington Northern Santa Fe Corp.	311,900	11,166,020
	Burlington Resources, Inc.	321,400	11,644,322
	C & D Technologies, Inc.	10,300	165,830
	Cabot Corp.	27,400	1,091,616
	Cabot Oil & Gas Corp. Class A	17,100	691,011
*	Cache, Inc.	1,050	14,112
*	Caesars Entertainment, Inc.	247,700	3,826,965
*	Calamp Corp.	1,600	9,360
	Calgon Carbon Corp.	32,900	225,365
*	California Coastal Communities, Inc.	700	13,993
*	Caliper Life Sciences, Inc.	14,800	94,424
	Callaway Golf Co.	33,000	398,970

*	Callon Petroleum Corp.	11,000	126,610
	Cal-Maine Foods, Inc.	16	173
	Cambrex Corp.	16,400	353,748
*	Candela Corp.	5,400	53,892
*	Capital Pacific Holdings, Inc.	5,700	23,085
*	Capital Senior Living Corp.	9,600	44,064
*	Captaris, Inc.	9,600	47,040
*	Caraustar Industries, Inc.	24,100	382,467
*	Cardiac Sciences, Inc.	2,100	4,095
*	CarMax, Inc.	21,729	425,454
	Carpenter Technology Corp.	11,200	496,160
*	Carreker Corp.	2,200	22,440
*	Carriage Services, Inc. Class A	1,700	7,735
*	Carrizo Oil & Gas, Inc.	1,700	13,260
	Cascade Corp.	3,500	90,300
*	Casella Waste Systems, Inc. Class A	6,400	73,536
	Casey’s General Stores, Inc.	24,500	404,495
	Cash America International, Inc.	19,100	441,974
*	Castle (A.M.) & Co.	100	910
*	Casual Male Retail Group, Inc.	20,000	117,800
*	Catalytica Energy Systems, Inc.	6,900	15,180
	Cato Corp. Class A	400	8,460
*	Cavalier Homes, Inc.	5,800	28,130
*	Cavco Industries, Inc.	3,025	115,313
	CBRL Group, Inc.	60,100	1,915,988
	CDI Corp.	9,200	193,200
*	Celadon Group, Inc.	2,000	33,900
*	Celestica, Inc.	562	8,037
*	Cell Genesys, Inc.	3,700	30,673
*	CellStar Corp.	5,000	24,050
	Cendant Corp.	548,579	11,865,764
	Centex Corp.	121,000	5,538,170
*	Centillium Communications, Inc.	6,300	16,821
*	Central Garden & Pet Co.	7,100	222,514
	Central Parking Corp.	30,900	502,125
*	Century Aluminum Co.	24,600	609,588
*	Century Business Services, Inc.	42,800	181,900
	CenturyTel, Inc.	3,100	99,789
*	Cenveo, Inc.	12,000	37,320
*	Ceradyne, Inc.	1,500	58,395
*	Ceres Group, Inc.	1,100	5,951
	CFS Bancorp, Inc.	2,423	32,783
*	Chalone Wine Group, Ltd.	700	7,274
*	Champion Enterprises, Inc.	8,800	84,744
*	Channell Commercial Corp.	700	2,600
*	Charles and Colvard, Ltd.	1,000	6,070
*	Charlotte Russe Holding, Inc.	200	2,858
*	Charming Shoppes, Inc.	50,800	348,488
* #	Chart Industries, Inc.	3	125
*	Checkers Drive-In Restaurant, Inc.	3,100	32,984
* #	CheckFree Corp.	21,400	583,150
*	Checkpoint Systems, Inc.	24,200	365,420

	Chemed Corp.	1,200	65,628
	Chemical Financial Corp.	2,100	72,051
	Chesapeake Corp.	7,200	164,088
	Chesapeake Energy Corp.	143,100	2,022,003
*	Children’s Place Retail Stores, Inc.	8,300	162,763
*	Chiquita Brands International, Inc.	900	16,956
*	Chromcraft Revington, Inc.	700	9,170
*	Chronimed, Inc.	3,100	20,677
	Chubb Corp.	128,600	8,746,086
*	Ciber, Inc.	32,200	217,028
	CIGNA Corp.	69,000	4,592,640
*	Cimarex Energy Co.	6,111	182,902
	Cincinnati Financial Corp.	143,745	5,800,111
*	Ciphergen Biosystems, Inc.	6,900	27,255
*	Ciprico, Inc.	400	1,400
	CIRCOR International, Inc.	6,750	121,905
	Circuit City Stores, Inc.	171,800	2,228,246
	Citigroup, Inc.	45,069	2,099,314
	Citizens Communications Co.	133,500	1,686,105
	Citizens South Banking Corp.	1,742	22,646
	City Holding Co.	6,500	203,645
*	Clark, Inc.	9,200	123,740
*	Clarus Corp.	9,000	84,420
*	Clayton Williams Energy, Inc.	6,100	108,702
*	Clean Harbors, Inc.	3,200	35,648
	Clear Channel Communications, Inc.	576,100	19,305,111
*	Cleveland Cliffs, Inc.	4,300	287,025
* #	CMS Energy Corp.	25,775	247,440
*	CNA Financial Corp.	52,000	1,253,200
*	CNA Surety Corp.	14,300	148,720
* #	CNET Networks, Inc.	40,100	326,013
	Coachmen Industries, Inc.	6,800	105,944
*	Cobra Electronics Corp.	1,200	7,800
	Coca-Cola Enterprises, Inc.	455,800	9,412,270
*	Coherent, Inc.	13,100	333,133
*	Coldwater Creek, Inc.	1,350	27,162
*	Collins & Aikman Corp.	16,000	74,240
	Columbia Banking System, Inc.	7,623	172,204
*	Comarco, Inc.	8,700	58,464
*	Comcast Corp. Class A	461,469	12,999,582
*	Comcast Corp. Special Class A Non-Voting	322,500	8,949,375
#	Comerica, Inc.	72,600	4,366,890
*	Comfort Systems USA, Inc.	12,700	85,090
	Commerce Bancshares, Inc.	1,620	78,295
	Commerce Group, Inc.	15,800	757,610
	Commercial Capital Bancorp, Inc.	6,669	144,517
	Commercial Federal Corp.	34,300	935,361
	Commercial Metals Co.	18,600	650,628
*	Commonwealth Industries, Inc.	2,900	24,418
* #	Commscope, Inc.	21,500	427,205
	Community Bank System, Inc.	11,400	291,270
*	Community Health Care	700	17,500

	Community West Bancshares	400	3,940
	Compass Bancshares, Inc.	2,700	124,875
*	Compex Technologies, Inc.	2,000	10,660
*	Compucom Systems, Inc.	8,300	37,682
*	CompuCredit Corp.	36,500	686,565
*	Compudyne Corp.	1,000	9,310
*	Computer Access Technology Corp.	14,600	56,210
	Computer Associates International, Inc.	176,400	4,272,408
*	Computer Horizons Corp.	9,600	37,536
*	Computer Network Technology Corp.	3,200	9,888
*	Computer Sciences Corp.	38,200	1,770,570
*	Computer Task Group, Inc.	5,600	18,200
*	Compuware Corp.	151,500	686,295
*	Comstock Resources, Inc.	13,700	252,491
*	Comtech Telecommunications Corp.	2,700	48,897
* #	Comverse Technology, Inc.	237,100	4,151,621
*	Concord Camera Corp.	9,900	16,632
*	Conexant Systems, Inc.	41,810	62,297
*	Conmed Corp.	14,650	358,192
	ConocoPhillips	387,194	28,818,849
*	Consolidated Graphics, Inc.	5,700	232,845
*	Constellation Brands, Inc.	19,300	709,661
* #	Continental Airlines, Inc.	7,100	68,515
*	Continental Materials Corp.	100	2,920
* #	Convera Corp.	8,800	22,880
	Cooper Tire & Rubber Co.	40,200	910,128
	Coors (Adolph) Co. Class B	16,800	1,150,632
* #	Copper Mountain Networks, Inc.	700	4,662
	Corn Products International, Inc.	32,200	1,486,030
*	Cornell Companies, Inc.	2,400	28,800
*	Corning, Inc.	470,500	4,761,460
*	Correctional Services Corp.	1,500	4,050
*	Corrections Corporation of America	11,900	412,216
	Corus Bankshares, Inc.	13,400	574,458
*	Cosine Communications, Inc.	800	2,880
	Countrywide Financial Corp.	393,198	13,978,189
*	Covansys Corp.	21,000	198,450
*	Covenant Transport, Inc. Class A	15,100	294,450
*	Cox Communications, Inc.	356,500	11,714,590
*	Cox Radio, Inc.	15,000	252,150
* #	Credit Acceptance Corp.	35,400	662,688
* #	Cree Research, Inc.	29,900	747,799
*	Cross (A.T.) Co. Class A	1,100	5,797
*	Cross Country Healthcare, Inc.	4,500	66,735
*	Crown Castle International Corp.	68,300	977,373
*	Crown Holdings, Inc.	67,300	652,810
*	Crown Media Holdings, Inc.	13,500	99,630
* #	Cryolife, Inc.	1,100	6,809
	CSS Industries, Inc.	2,550	77,061
	CSX Corp.	191,300	6,041,254
	CT Communications, Inc.	4,900	67,473
	CTS Corp.	16,800	191,520

	Cubic Corp.	31,500	771,435
*	Culp, Inc.	2,500	18,975
*	Cumulus Media, Inc. Class A	15,600	235,560
* #	CuraGen Corp.	5,400	28,188
*	Curative Health Services, Inc.	2,500	17,950
	Curtiss-Wright Corp-Cl B W/I	1,272	65,635
	Cutter & Buck, Inc.	3,000	32,760
*	Cyberoptics Corp.	600	10,506
*	Cybersource Corp.	6,500	33,150
* #	Cypress Semiconductor Corp.	46,900	457,744
	Cytec Industries, Inc.	13,500	651,240
	D & K Healthcare Resources, Inc.	13,600	144,840
	D&E Communications, Inc.	2,900	33,060
	Dana Corp.	173,300	3,270,171
*	Datalink Corp.	12,500	23,750
	Datascope Corp.	5,617	202,661
*	Datastream Systems, Inc.	3,900	24,843
*	Dave and Busters, Inc.	3,900	61,230
*	DaVita, Inc.	75,000	2,273,250
*	Dawson Geophysical Co.	400	7,920
* #	Deckers Outdoor Corp.	1,900	55,784
	Deere & Co.	2,500	158,175
*	Delphax Technologies, Inc.	400	1,580
	Delphi Financial Group, Inc. Class A	14,100	554,412
	Delta Financial Corp.	300	1,839
*	Denbury Resources, Inc.	24,100	527,790
*	Dendreon Corp.	6,400	62,912
*	Department 56, Inc.	3,900	60,567
*	Devcon International Corp.	300	5,034
	Devon Energy Corp.	81,900	5,307,939
#	Diamond Offshore Drilling, Inc.	80,300	2,041,226
*	DiamondCluster International, Inc.	5,000	57,550
#	Diebold, Inc.	200	9,778
*	Diedrich Coffee, Inc.	400	1,924
*	Digi International, Inc.	4,300	48,375
*	Digimarc Corp.	2,400	20,640
* #	Digital Angel Corp.	5,900	16,874
*	Digital Insight Corp.	7,900	118,184
*	Digitas, Inc.	15,500	110,825
	Dillards, Inc. Class A	73,900	1,404,100
	Dime Community Bancorp, Inc.	19,912	331,137
	Dimon, Inc.	55,600	319,144
*	Diodes, Inc.	3,000	57,630
*	Discovery Partners International	7,800	32,760
#	Disney (Walt) Co.	569,400	12,783,030
*	Distributed Energy Systems Corp.	2,000	3,860
*	Ditech Communications Corp.	13,600	292,672
*	Dixie Group, Inc.	11,100	122,100
*	Dollar Thrifty Automotive Group, Inc.	22,900	554,180
*	Dominion Homes, Inc.	700	14,525
	Dominion Resources, Inc.	1,194	77,479
*	DoubleClick, Inc.	51,900	272,475

	Dover Motorsports, Inc.	3,200	14,560
	Downey Financial Corp.	20,800	1,120,496
*	Drew Industries, Inc.	700	24,080
*	Dril-Quip, Inc.	2,600	51,584
*	Drugstore.com, Inc.	26,300	62,857
*	Ducommun, Inc.	700	15,169
*	DuPont Photomasks, Inc.	600	9,372
*	Dura Automotive Systems, Inc.	5,500	45,815
*	DUSA Pharmaceuticals, Inc.	10,100	113,221
*	Dyax Corp.	15,200	120,688
*	Dycom Industries, Inc.	21,399	550,382
*	Dynamex, Inc.	700	9,387
*	Dynegy, Inc.	69,100	301,276
*	E Trade Group, Inc.	212,600	2,504,428
*	E.piphany, Inc.	4,600	18,078
#	Eagle Materials, Inc.	19,681	1,277,494
	Eagle Materials, Inc. Series B	9,015	566,142
	Eastman Chemical Co.	22,900	1,065,537
	Eastman Kodak Co.	128,300	3,795,114
	Eaton Corp.	3,200	193,120
*	Edge Petroleum Corp.	2,800	41,160
*	Edgewater Technology, Inc.	7,700	37,422
*	eFunds Corp.	16,300	242,055
* #	EGL, Inc.	12,800	310,144
	Electro Rent Corp.	2,500	25,175
*	Electro Scientific Industries, Inc.	7,500	155,175
#	Electronic Data Systems Corp.	252,100	4,845,362
* #	Electronics for Imaging, Inc.	24,000	477,120
*	eLoyalty Corp.	900	5,355
*	EMC Corp.	26,550	285,943
*	Emcor Group, Inc.	1,600	64,960
*	EMCORE Corp.	2,400	5,592
*	Emisphere Technologies, Inc.	6,000	20,400
*	Emmis Communications Corp. Class A	18,800	361,900
*	EMS Technologies, Inc.	9,700	155,200
*	Emulex Corp.	6,400	67,904
*	Encore Medical Corp.	7,100	29,749
*	Encore Wire Corp.	7,050	87,843
	Energen Corp.	11,300	536,072
*	Energy Partners, Ltd.	11,500	175,835
*	Enesco Group, Inc.	3,600	29,232
*	EnPro Industries, Inc.	3,200	67,072
	ENSCO International, Inc.	85,046	2,479,941
*	Entravision Communications Corp.	55,400	448,740
*	Entrust, Inc.	66,800	179,024
#	EOG Resources, Inc.	60,600	3,500,862
*	ePlus, Inc.	2,400	27,216
*	Esco Technologies, Inc.	5,700	366,795
*	Escrow Epresence, Inc.	6,400	832
*	ESS Technology, Inc.	10,100	68,882
*	Esterline Technologies Corp.	8,200	260,186
*	Exar Corp.	15,900	219,261

*	Exelixis, Inc.	32,600	254,280
*	Exponent, Inc.	500	12,980
*	Extreme Networks, Inc.	33,232	154,529
*	Exult, Inc.	15,000	77,700
#	F.N.B. Corp.	13,200	281,952
	Fair, Isaac & Co., Inc.	12,922	347,989
*	Fairchild Corp. Class A	8,100	32,400
*	Fairchild Semiconductor Corp. Class A	47,466	585,256
*	Famous Dave’s of America, Inc.	2,100	14,595
	Farmer Brothers Co.	5,000	125,000
*	Faro Technologies, Inc.	1,400	28,798
	FBL Financial Group, Inc. Class A	18,200	470,470
	Federated Department Stores, Inc.	171,600	7,447,440
#	FedEx Corp.	4,782	392,076
	Fidelity National Financial, Inc.	90,335	3,401,113
*	Financial Federal Corp.	2,100	69,846
*	Financial Industries Corp.	2,444	19,308
	Finish Line, Inc. Class A	11,700	339,417
*	Finlay Enterprises, Inc.	4,400	82,544
	First American Financial Corp.	50,700	1,468,779
*	First Cash Financial Services, Inc.	2,700	51,948
	First Charter Corp.	7,900	182,569
	First Citizens Bancshares, Inc.	3,900	456,339
	First Community Bancorp	4,200	170,982
	First Community Bancshares, Inc.	3,000	95,730
	First Federal Capital Corp.	4,400	130,636
* #	First Horizon Pharmaceutical Corp.	5,665	95,399
	First Indiana Corp.	7,775	147,336
*	First Mariner Bank Corp.	300	4,791
	First Merchants Corp.	5,831	142,626
	First Niagara Financial Group, Inc.	33,854	426,222
#	First PacTrust Bancorp, Inc.	600	14,190
	First Place Financial Corp.	1,591	29,911
	First Republic Bank	6,800	304,572
	First State Bancorporation	2,000	59,000
*	FirstFed Financial Corp.	7,800	355,680
*	Flanders Corp.	1,900	16,264
* #	Fleetwood Enterprises, Inc.	39,700	506,969
	Florida East Coast Industries, Inc.	9,600	384,192
	Flowers Foods, Inc.	39,150	989,320
*	Flowserve Corp.	35,500	814,370
*	FLYi, Inc.	4,999	23,195
*	FMC Corp.	10,300	476,169
*	FMC Technologies, Inc.	1,719	52,808
	FNB Corp.	700	12,565
*	Foodarama Supermarkets, Inc.	100	4,750
	Foot Locker, Inc.	32,000	715,840
	Ford Motor Co.	1,169,040	16,495,154
*	Forest Oil Corp.	49,750	1,295,987
#	Fortune Brands, Inc.	2,000	146,300
*	Foster (L.B.) Co. Class A	700	5,320
* #	Foster Wheeler, Ltd.	3,500	2,345

*	Fox Entertainment Group, Inc. Class A	115,800	3,142,812
*	FPIC Insurance Group, Inc.	1,800	43,038
	Fremont General Corp.	32,300	651,168
*	Frontier Airlines, Inc.	9,200	82,800
*	Frozen Food Express Industries, Inc.	4,300	30,831
* #	FuelCell Energy, Inc.	12,200	121,512
	Fuller (H.B.) Co.	11,400	300,162
	Furniture Brands International, Inc.	24,200	556,600
	G & K Services, Inc. Class A	4,843	176,334
*	G-III Apparel Group, Ltd.	500	3,225
	GameTech International, Inc.	800	4,032
*	Gardner Denver Machinery, Inc.	5,500	152,515
*	Gateway, Inc.	24,100	105,799
#	GATX Corp.	19,497	525,834
*	Gaylord Entertainment Co.	34,760	1,009,430
*	Gehl Co.	400	7,278
	Gencorp, Inc.	27,600	333,408
*	Gene Logic, Inc.	4,600	15,824
*	General Binding Corp.	2,600	26,026
*	General Communications, Inc. Class A	16,200	138,996
	General Electric Co.	139	4,558
#	General Motors Corp.	336,800	13,913,208
*	Genesee Corp. Class B	100	205
*	Genesis HealthCare Corp.	100	3,109
*	Genesis Microchip, Inc.	9,200	110,032
*	Genlyte Group, Inc.	6,100	364,231
*	Gentiva Health Services, Inc.	2,800	43,344
	Genuine Parts Co.	3,800	144,058
	Georgia-Pacific Corp.	155,700	5,290,686
* #	Getty Images, Inc.	17,800	987,010
*	Giant Industries, Inc.	2,200	49,060
	Gibraltar Steel Corp.	7,600	243,428
	Glatfelter (P.H.) Co.	18,100	229,508
*	Global Payment Technologies, Inc.	400	1,624
*	Globecomm Systems, Inc.	10,200	57,426
	Gold Banc Corp.	4,700	72,850
* #	Goodyear Tire & Rubber Co.	52,300	574,254
	Goody’s Family Clothing, Inc.	35,300	270,045
*	Gottschalks, Inc.	2,400	11,496
*	GP Strategies Corp.	7,600	52,972
	Granite Construction, Inc.	14,500	330,600
*	Graphic Packaging Corp.	3,200	20,640
	Gray Television, Inc.	19,640	269,854
	Great American Financial Resources, Inc.	2,300	36,409
*	Great Atlantic & Pacific Tea Co., Inc.	12,700	82,042
#	Great Lakes Chemical Corp.	18,000	470,160
	Greenpoint Financial Corp.	58,950	2,596,747
*	Grey Wolf, Inc.	15,200	64,600
*	Griffin Land & Nurseries, Inc. Class A	400	9,592
*	Griffon Corp.	27,170	543,943
*	Group 1 Automotive, Inc.	19,100	524,677
*	GSI Commerce, Inc.	9,700	90,404

*	GTSI Corp.	1,600	12,784
*	Guess, Inc.	12,900	195,822
	Gulf Island Fabrication, Inc.	2,900	57,884
*	Gulfmark Offshore, Inc.	900	13,698
*	Ha-Lo Industries, Inc.	19,500	14
*	Hain Celestial Group, Inc.	15,100	265,005
	Hancock Holding Co.	4,500	139,770
	Handleman Co.	25,400	535,940
*	Hanger Orthopedic Group, Inc.	9,000	49,050
* #	Hanover Compressor Co.	15,100	174,103
	Harbor Florida Bancshares, Inc.	5,200	162,656
	Harleysville Group, Inc.	11,800	234,348
*	Harmonic, Inc.	2,400	14,232
	Harrahs Entertainment, Inc.	2,600	125,294
	Harris Corp.	17,800	857,248
*	Harris Interactive, Inc.	5,600	33,432
	Hartford Financial Services Group, Inc.	205,400	12,562,264
*	Harvard Bioscience, Inc.	15,300	75,276
*	Harvest Natural Resources, Inc.	3,800	50,464
	Hasbro, Inc.	229,000	4,243,370
*	Hauppauge Digital, Inc.	1,200	4,608
*	Hawk Corp.	600	4,290
	HCC Insurance Holdings, Inc.	11,800	343,380
*	Health Net Inc	18,000	466,920
	Healthcare Services Group, Inc.	1,200	21,360
	Hearst-Argyle Television, Inc.	43,100	1,045,175
*	Hector Communications Corp.	200	4,098
	Heico Corp.	8,700	141,897
	Heico Corp. Class A	870	10,570
* #	Heidrick & Struggles International, Inc.	7,400	197,284
	Helmerich & Payne, Inc.	30,700	793,902
*	Hercules, Inc.	100	1,372
*	Heritage Commerce Corp.	800	12,064
*	Herley Industries, Inc.	3,600	66,204
	Hewlett-Packard Co.	814,000	14,562,460
*	Hexcel Corp.	5,000	65,700
	Hibernia Corp.	1,900	51,015
	Hilton Hotels Corp.	42,400	756,840
*	Hines Horticulture, Inc.	1,600	4,752
	HMN Financial, Inc.	3,600	95,400
*	HMS Holdings Corp.	4,500	27,180
*	Hollywood Entertainment Corp.	15,400	155,386
*	Hologic, Inc.	6,500	120,380
	Hooper Holmes, Inc.	20,100	82,410
	Horace Mann Educators Corp.	16,800	285,096
	Horizon Financial Corp.	1,900	36,480
*	Horizon Health Corp.	2,000	42,060
*	Horizon Offshore, Inc.	7,100	3,976
	Horton (D.R.), Inc.	82,755	2,560,440
*	Houston Exploration Co.	13,400	688,090
*	Hub Group, Inc. Class A	500	13,260
*	Hudson Highland Group, Inc.	3,390	93,191

	Hughes Supply, Inc.	21,200	1,284,508
*	Human Genome Sciences, Inc.	11,700	126,009
*	Humana, Inc.	94,100	1,787,900
#	Hunt (J.B.) Transport Services, Inc.	50,000	1,695,000
	Huntington Bancshares, Inc.	2,500	61,675
* #	Hutchinson Technology, Inc.	22,300	542,336
*	Huttig Building Products, Inc.	4,400	36,520
*	Hypercom Corp.	21,100	154,030
*	IAC/InteractiveCorp	214,503	4,892,813
*	Ibis Technology Corp.	1,600	8,544
*	Identix, Inc.	27,179	125,023
#	Idex Corp.	12,750	391,680
*	IDT Corp.	10,500	153,510
*	IDT Corp. Class B	1,100	16,533
*	iGate Capital Corp.	20,600	60,770
	IHOP Corp.	7,400	256,780
	Ikon Office Solutions, Inc.	100,500	1,133,640
*	ILEX Oncology, Inc.	10,099	251,869
*	Illumina, Inc.	24,400	140,300
	ILX Resorts, Inc.	200	1,800
*	Image Entertainment, Inc.	4,800	18,240
#	Imation Corp.	31,300	1,077,659
	IMC Global, Inc.	56	893
*	IMCO Recycling, Inc.	3,900	40,482
*	ImmunoGen, Inc.	4,400	22,396
*	Impath, Inc.	600	3,000
*	Impco Technologies, Inc.	3,700	17,760
*	Imperial Sugar Co.	300	4,170
	Independence Community Bank Corp.	49,687	1,949,718
#	IndyMac Bancorp, Inc.	22,400	772,800
*	Inet Technologies, Inc.	9,200	110,676
	Infinity Property & Casualty Corp.	9,500	260,490
*	InFocus Corp.	6,900	59,064
*	Infonet Services Corp.	58,600	91,416
*	Informatica Corp.	400	2,368
*	Information Holdings, Inc.	6,800	184,552
*	Inforte Corp.	6,700	58,618
*	InfoSpace, Inc.	8,500	323,000
	Ingles Market, Inc. Class A	4,200	47,838
*	Ingram Micro, Inc.	71,200	1,055,184
*	Innotrac Corp.	200	1,760
*	Innovative Solutions & Support, Inc.	1,100	29,392
*	Innovex, Inc.	4,500	18,180
*	Insight Communications Co., Inc.	15,650	138,346
*	Insight Enterprises, Inc.	16,100	257,600
*	Insituform Technologies, Inc. Class A	4,500	80,055
*	Inspire Pharmaceuticals, Inc.	5,100	73,695
*	Instinet Group, Inc.	42,300	208,962
*	Insurance Auto Auctions, Inc.	6,900	118,749
	Integra Bank Corp.	4,100	83,927
*	IntegraMed America, Inc.	200	1,202
*	Integrated Device Technology, Inc.	49,000	524,790

*	Integrated Electrical Services, Inc.	35,700	172,074
*	Integrated Silicon Solution, Inc.	6,000	47,340
*	Interactive Data Corp.	2,200	41,360
*	InterCept Group, Inc.	2,400	41,544
*	Interface, Inc. Class A	19,800	141,372
*	Intergraph Corp.	40,200	1,042,788
*	Interland, Inc.	5,400	21,222
*	Interlink Electronics, Inc.	1,800	14,940
	Intermet Corp.	6,700	21,440
	International Paper Co.	206,912	8,280,618
*	International Rectifier Corp.	25,900	851,074
	International Speedway Corp. Class A	1,000	52,900
*	Internet Security Systems, Inc.	16,600	238,874
*	Interphase Corp.	1,100	11,297
	Interpool, Inc.	4,500	85,050
	Intersil Corp.	77,900	1,357,797
	Interstate Bakeries Corp.	14,600	75,482
*	Interstate Hotels & Resorts, Inc.	4,600	19,228
*	Interwoven, Inc.	1,000	7,590
*	Intest Corp.	600	4,662
*	Invitrogen Corp.	30,600	1,514,700
	Iomega Corp.	200	868
* #	Ionics, Inc.	11,900	311,899
* #	IPIX Corp.	1,700	14,059
*	Iron Mountain, Inc.	450	13,873
	Irwin Financial Corp.	12,300	316,479
*	ITLA Capital Corp.	400	16,968
*	IXYS Corp.	21,522	142,906
*	J & J Snack Foods Corp.	1,700	73,066
*	J Net Enterprises, Inc.	600	1,335
	J. M. Smucker Co.	3,282	150,906
*	Jack in the Box, Inc.	12,000	338,880
*	Jaco Electronics, Inc.	1,400	6,384
*	Jacuzzi Brands, Inc.	19,300	167,910
*	Jakks Pacific, Inc.	4,700	92,026
	Janus Capital Group, Inc.	244,500	3,359,430
*	Jarden Corp.	1,500	45,435
*	JDA Software Group, Inc.	8,900	87,932
	Jefferies Group, Inc.	22,800	764,028
	Jefferson-Pilot Corp.	64,100	3,070,390
#	JLG Industries, Inc.	39,300	544,305
*	Jo-Ann Stores, Inc.	800	21,280
*	Johnson Outdoors, Inc.	500	9,690
	Jones Apparel Group, Inc.	81,400	2,905,166
*	Jones Lang LaSalle, Inc.	700	22,855
* #	Jos. A. Bank Clothiers, Inc.	2,062	55,612
	Joy Global, Inc.	5,000	151,550
	JP Morgan Chase & Co.	51,048	2,020,480
*	K-Tron International, Inc.	200	4,167
*	K2, Inc.	9,924	131,394
*	Kadant, Inc.	5,657	106,804
	Kaman Corp. Class A	8,132	94,819

*	Kansas City Southern Industries, Inc.	29,300	439,500
	KB Home Corp.	1,000	68,770
*	Keane, Inc.	26,300	370,830
*	Keith Companies, Inc.	2,400	35,064
	Kellwood Co.	94,700	3,456,550
	Kelly Services, Inc.	13,804	372,708
* #	Kemet Corp.	41,500	359,805
	Kennametal, Inc.	27,400	1,120,386
*	Kennedy-Wilson, Inc.	900	6,637
	Kerr-McGee Corp.	62,590	3,303,500
* #	Key Energy Group, Inc.	51,500	519,635
	KeyCorp	215,100	6,743,385
*	Keynote Systems, Inc.	12,100	162,866
*	Keystone Automotive Industries, Inc.	4,700	104,340
*	Kforce, Inc.	3,656	24,020
	Kimball International, Inc. Class B	8,700	118,320
*	Kindred Healthcare, Inc.	8,600	222,396
* #	King Pharmaceuticals, Inc.	8,300	103,418
*	Kirby Corp.	8,300	294,982
	Knight Ridder, Inc.	1,700	109,531
*	Knight Trading Group, Inc.	77,000	697,620
*	Komag, Inc.	300	3,366
*	Korn/Ferry International	17,000	302,090
#	Kraft Foods, Inc.	329,700	10,313,016
	Kronos Worldwide, Inc.	129	4,165
*	Kulicke & Soffa Industries, Inc.	8,500	46,580
*	La Quinta Corp.	39,200	307,328
	La-Z-Boy, Inc.	22,800	352,032
*	LaBarge, Inc.	1,900	16,777
*	Labor Ready, Inc.	6,700	83,013
*	LaCrosse Footwear, Inc.	400	2,988
	Ladish Co., Inc.	3,000	25,710
	LaFarge North America, Inc.	54,900	2,460,069
*	Laidlaw International, Inc.	5,900	92,630
*	Lakes Entertainment, Inc.	1,600	15,296
*	Lamson & Sessions Co.	12,800	89,984
	Lance, Inc.	14,100	215,025
*	Lancer Corp.	700	7,126
#	Landamerica Financial Group, Inc.	17,100	735,984
*	Landec Corp.	3,300	15,675
	Landry’s Restaurants, Inc.	25,200	667,044
*	Laureate Education, Inc.	33,800	1,155,622
*	Lawson Software, Inc.	5,800	32,480
*	Layne Christensen Co.	800	12,152
*	Lazare Kaplan International, Inc.	500	3,943
*	LCC International, Inc. Class A	2,700	9,369
	Lear Corp.	56,700	3,054,996
*	Lecroy Corp.	1,100	15,631
	Leggett and Platt, Inc.	1,800	48,402
	Lehman Brothers Holdings, Inc.	65,971	4,874,597
#	Lennar Corp. A Shares	34,400	1,575,520
	Lennar Corp. B Shares	4,340	184,233

	Lennox International, Inc.	45,700	743,082
*	Lesco, Inc.	4,200	52,710
* #	Level 3 Communications, Inc.	40,500	106,110
*	Lexicon Genetics, Inc.	15,000	90,750
	Liberty Corp.	7,600	307,192
*	Liberty Media Corp.	1,421,700	12,667,347
*	Liberty Media International, Inc. Series A	71,085	2,402,673
*	Lightbridge, Inc.	3,300	14,850
	Lilly (Eli) & Co.	676	42,892
#	Limited Brands, Inc.	164,000	3,293,120
	Lincoln National Corp.	92,800	4,203,840
*	Linens ‘n Things, Inc.	300	7,524
	Lithia Motors, Inc. Class A	7,000	148,750
#	LNR Property Corp.	27,200	1,702,720
#	Lockheed Martin Corp.	133,500	7,179,630
	Loews Corp.	175,000	9,940,000
*	LogicVision, Inc.	10,600	19,080
*	Logility, Inc.	1,000	4,550
	Lone Star Steakhouse & Saloon, Inc.	41,400	960,066
*	Lone Star Technologies, Inc.	11,300	347,136
	Longs Drug Stores Corp.	29,800	723,544
*	Longview Fibre Co.	25,400	314,452
	Louisiana-Pacific Corp.	130,100	3,208,266
	LSI Industries, Inc.	7,350	70,193
*	LSI Logic Corp.	177,500	857,325
*	LTX Corp.	15,451	79,418
	Lubrizol Corp.	21,700	773,605
*	Luby’s, Inc.	1,500	9,750
*	Lydall, Inc.	4,800	50,352
	Lyondell Chemical Co.	80,000	1,575,200
*	M & F Worldwide Corp.	4,100	54,530
	M/I Schottenstein Homes, Inc.	8,100	316,305
*	Mac-Gray Corp.	500	3,310
*	Macromedia, Inc.	20,900	405,042
*	Madden (Steven), Ltd.	800	14,600
	MAF Bancorp, Inc.	14,300	598,169
*	Magna Entertainment Corp.	7,000	41,650
*	Magnetek, Inc.	4,900	31,899
*	Magnum Hunter Resources, Inc.	24,600	250,674
*	Main Street & Main, Inc.	2,000	3,360
*	MAIR Holdings, Inc.	6,100	50,630
	Mandalay Resort Group	39,500	2,679,680
	Manor Care, Inc.	29,800	913,966
*	Manugistic Group, Inc.	13,300	30,590
#	Manulife Financial Corp.	284,353	11,780,745
*	Mapinfo Corp.	6,700	64,521
	Marathon Oil Corp.	221,100	8,019,297
	Marcantile Bankshares Corp.	2,381	113,336
*	MarineMax, Inc.	7,200	141,120
*	MarketWatch.com, Inc.	16,700	156,980
	MarkWest Hydrocarbon, Inc.	660	8,415
	Martin Marietta Materials, Inc.	24,700	1,111,253

	Massey Energy Co.	35,800	985,216
*	Mastec, Inc.	21,500	116,315
*	Material Sciences Corp.	3,900	49,998
*	Matria Healthcare, Inc.	2,000	52,840
*	Matrix Bancorp, Inc.	500	5,505
*	Matrix Service Co.	4,000	17,960
* #	Maverick Tube Corp.	14,300	423,566
	Maxcor Financial Group, Inc.	3,700	33,115
* #	Maxim Pharmaceuticals, Inc.	6,300	42,651
*	Maxtor Corp.	139,600	586,320
*	Maxwell Technologies, Inc.	700	6,692
*	Maxygen, Inc.	5,300	51,728
	May Department Stores Co.	151,400	3,710,814
	MBIA, Inc.	111,750	6,399,923
*	McAfee, Inc.	12,000	237,360
*	McDATA Corp.	6,500	33,540
	MCG Capital Corp.	9,200	159,160
	McGrath Rent Corp.	3,004	103,007
	McKesson Corp.	161,900	5,010,805
	McRae Industries, Inc. Class A	2,200	18,810
	MDC Holdings, Inc.	15,665	1,078,535
*	Meade Instruments Corp.	16,000	49,440
*	Meadowbrook Insurance Group, Inc.	2,200	10,428
	MeadWestavco Corp.	104,900	3,162,735
*	Medarex, Inc.	18,200	103,558
*	MedCath Corp.	1,000	15,710
*	Medco Health Solutions, Inc.	55,100	1,720,773
	Media General, Inc. Class A	13,800	803,022
*	Medquist, Inc.	8,300	89,018
*	MEDTOX Scientific, Inc.	3,750	26,250
*	Mens Warehouse, Inc.	12,700	355,600
*	Merix Corp.	9,400	93,624
	Merrill Lynch & Co., Inc.	28,800	1,470,816
*	Merrimac Industries, Inc.	1,100	9,295
*	Mesa Air Group, Inc.	12,000	76,860
*	Meta Group, Inc.	2,900	13,775
*	Metals USA, Inc.	1,000	16,120
	MetLife, Inc.	759,500	28,291,375
*	Metris Companies, Inc.	10,600	86,708
*	Metro-Goldwyn-Mayer, Inc.	186,200	2,122,680
*	Metrologic Instruments, Inc.	7,200	103,608
	MGIC Investment Corp.	111,100	7,584,797
*	MGM Grand, Inc.	91,900	3,799,146
	Michaels Stores, Inc.	30,800	1,765,764
*	Micro Linear Corp.	4,200	23,436
*	Micromuse, Inc.	22,000	87,340
*	Micron Technology, Inc.	228,000	2,624,280
*	Microsemi Corp.	18,400	198,536
*	Microtune, Inc.	5,600	27,776
	Middleby Corp.	600	30,072
	Midland Co.	2,000	53,640
* #	Midway Games, Inc.	3,200	38,624

*	Millennium Chemicals, Inc.	900	16,785
*	Millennium Pharmaceuticals, Inc.	131,300	1,561,157
*	Miller Industries, Inc.	8,700	77,343
	Mine Safety Appliances Co.	3,900	154,167
	Minerals Technologies, Inc.	18,600	1,044,762
*	MIPS Technologies, Inc.	2,700	13,770
* #	Misonix, Inc.	4,500	28,125
*	Mission Resources Corp.	5,400	25,326
*	MKS Instruments, Inc.	16,200	217,728
*	Mobile Mini, Inc.	5,900	160,775
*	Mobius Management Systems, Inc.	1,300	8,125
	Modine Manufacturing Co.	15,100	449,980
*	Modtech Holdings, Inc.	1,800	13,158
*	Moldflow Corp.	2,000	24,000
*	Molecular Devices Corp.	4,600	105,800
	Monaco Coach Corp.	3,200	68,768
*	Mondavi (Robert) Corp. Class A	4,800	197,328
*	Monro Muffler Brake, Inc.	900	18,486
	Monsanto Co.	119,100	4,359,060
*	Monster Worldwide, Inc.	45,200	914,396
*	Monterey Pasta Co.	7,500	22,500
*	Moog, Inc. Class A	5,175	183,971
	Movado Group, Inc.	13,200	189,420
#	Movie Gallery, Inc.	17,200	309,428
*	MPS Group, Inc.	86,100	768,873
*	MRO Software, Inc.	33,300	316,017
*	MSC Software Corp.	8,500	61,965
	Mueller Industries, Inc.	17,200	675,788
	Myers Industries, Inc.	11,850	134,853
*	Nabi Biopharmaceuticals	16,200	189,216
	Nacco Industries, Inc. Class A	7,300	578,598
*	Nanometrics, Inc.	2,200	21,648
* #	Napco Security Systems, Inc.	400	3,308
	Nash-Finch Co.	5,500	162,415
*	Nashua Corp.	400	4,120
*	NATCO Group, Inc. Class A	1,500	11,880
	National City Corp.	5,788	218,729
*	National RV Holdings, Inc.	1,800	23,904
*	National Semiconductor Corp.	10,000	133,300
*	National Western Life Insurance Co. Class A	900	141,867
	Nationwide Financial Services, Inc.	32,100	1,116,759
*	Natrol, Inc.	900	2,457
	Nature’s Sunshine Products, Inc.	100	1,479
*	Natus Medical, Inc.	3,300	19,437
*	Navigant International, Inc.	6,200	99,572
*	Navigators Group, Inc.	700	20,468
*	NCI Building Systems, Inc.	14,800	454,064
*	NCO Group, Inc.	13,197	337,315
*	NCR Corp.	6,300	278,271
	Neiman Marcus Group, Inc.	13,700	728,840
*	Nektar Therapeutics	21,400	272,636
*	Neoforma, Inc.	200	2,040

*	NEON Systems, Inc.	700	2,471
*	Neopharm, Inc.	1,610	9,129
*	NES Rentals Holdings, Inc.	5	40
*	Netegrity, Inc.	8,300	50,381
*	NetIQ Corp.	1,600	15,392
*	Netopia, Inc.	300	764
*	NetRatings, Inc.	33,900	524,094
*	Netscout System, Inc.	22,100	125,749
*	NetSolve, Inc.	3,200	25,344
*	Network Equipment Technologies, Inc.	26,700	178,089
#	New Century Financial Corp.	11,400	611,496
	New Jersey Resources Corp.	5,500	224,675
	New York Community Bancorp Inc.	91,300	1,949,255
*	Newfield Exploration Co.	23,890	1,322,312
*	NewMarket Corp.	2,100	43,449
#	Newmont Mining Corp.	2,294	101,831
*	Newpark Resources, Inc.	26,000	148,200
*	Newport Corp.	24,700	308,750
*	NIC, Inc.	8,000	43,280
	NL Industries, Inc.	14,500	209,670
*	NMT Medical, Inc.	1,500	5,025
*	Nobel Learning Communities, Inc.	400	2,812
	Noble Energy, Inc.	18,700	962,676
	Nordstrom, Inc.	1,900	70,547
	Norfolk Southern Corp.	339,800	9,650,320
*	North American Scientific, Inc.	5,800	42,862
	Northrop Grumman Corp.	234,224	12,097,670
	Northwest Bancorp, Inc.	2,300	49,358
*	Northwest Pipe Co.	500	8,405
*	Novell, Inc.	205,000	1,209,500
*	Nu Horizons Electronics Corp.	12,600	80,010
	Nucor Corp.	35,800	2,802,782
*	Nutraceutical International Corp.	2,200	30,954
*	Nuvelo, Inc.	21	187
	NWH, Inc.	3,600	58,320
*	NYFIX, Inc.	9,700	51,410
*	O’Charleys, Inc.	3,408	55,346
*	O.I. Corp.	200	1,680
*	Obie Media Corp.	400	1,720
* #	OCA, Inc.	8,400	42,924
	Occidental Petroleum Corp.	15,100	779,915
	OceanFirst Financial Corp.	2,400	54,792
*	Ocular Sciences, Inc.	1,900	82,840
* #	Ocwen Financial Corp.	39,300	356,058
#	Odyssey Re Holdings Corp.	52,000	1,140,880
* #	Office Depot, Inc.	215,300	3,446,953
*	Offshore Logistics, Inc.	16,400	488,720
*	Ohio Casualty Corp.	48,700	981,305
*	Oil States International, Inc.	17,700	284,970
*	Old Dominion Freight Lines, Inc.	450	12,650
	Old Republic International Corp.	103,650	2,440,958
	Olin Corp.	448	7,567

*	Olympic Steel, Inc.	2,500	50,625
*	OM Group, Inc.	9,300	316,665
*	Omega Protein Corp.	2,500	21,200
	Omnicare, Inc.	64,800	1,875,312
*	Omnova Solutions, Inc.	10,500	61,845
* #	Oneida, Ltd.	2,600	3,874
* #	Onvia.com, Inc.	200	1,128
	Onyx Acceptance Corp.	400	6,224
*	Onyx Pharmacueticals, Inc.	5,600	207,984
*	OPENT Technologies, Inc.	23,600	214,524
*	Openwave Systems, Inc.	10,900	101,588
*	Opinion Research Corp.	5,300	32,966
	Option Care, Inc.	5,000	78,650
*	Orbital Sciences Corp.	37,313	398,130
*	Oregon Steel Mills, Inc.	5,500	79,640
*	Orleans Homebuilders, Inc.	600	13,158
*	OSI Systems, Inc.	1,400	20,384
*	Osteotech, Inc.	4,100	17,343
*	Overland Storage, Inc.	2,800	36,680
	Overseas Shipholding Group, Inc.	21,300	915,900
*	Owens-Illinois, Inc.	81,700	1,311,285
*	OYO Geospace Corp.	900	15,192
	Paccar, Inc.	3,825	230,227
*	Pacific Mercantile Bancorp	1,000	11,445
*	Pacificare Health Systems, Inc.	31,600	1,030,476
*	Packeteer, Inc.	7,100	71,213
*	Pactiv Corp.	1,800	42,570
*	Pain Therapeutics, Inc.	10,700	74,900
* #	Palm Harbor Homes, Inc.	6,800	111,248
* #	Palmone, Inc.	4,015	131,090
*	Palmsource, Inc.	1,243	27,980
*	PAM Transportation Services, Inc.	400	7,424
*	Panavision, Inc.	600	3,900
*	Par Technology Corp.	600	5,394
*	Paradyne Networks Corp.	10,200	44,064
*	Parallel Petroleum Corp.	4,500	22,320
*	Parexel International Corp.	7,400	142,450
	Park Electrochemical Corp.	3,400	75,310
*	Parker Drilling Co.	17,300	56,052
	Parker-Hannifin Corp.	2,600	141,362
*	Park-Ohio Holdings Corp.	2,800	48,384
*	Parlex Corp.	3,300	19,470
*	Pathmark Stores, Inc.	4,400	31,152
*	Patriot Transportation Holding, Inc.	200	6,700
*	Paxar Corp.	11,000	222,640
*	Payless ShoeSource, Inc.	7,300	84,680
*	PC Connection, Inc.	17,661	116,563
*	PC Mall, Inc.	2,300	30,084
*	PC-Tel, Inc.	7,700	69,993
*	PDI, Inc.	3,300	79,497
#	Peabody Energy Corp.	34,900	1,860,868
*	Pediatrix Medical Group, Inc.	5,100	357,510

* #	Pegasus Communications Corp.	3,200	31,712
*	Pegasus Solutions, Inc.	9,200	115,276
*	Pegasystems, Inc.	23,000	146,050
	Pelican Financial, Inc.	300	1,476
*	Pemstar, Inc.	6,700	11,792
	Penn Virginia Corp.	2,400	82,704
	Penn-America Group, Inc.	3,400	44,404
	Penney (J.C.) Co., Inc.	235,400	9,020,528
	Pep Boys - Manny, Moe & Jack	62,500	993,750
	PepsiAmericas, Inc.	169,900	3,370,816
* #	Performance Food Group Co.	5,700	125,400
*	Performance Technologies, Inc.	1,400	8,386
*	Pericom Semiconductor Corp.	8,200	80,852
	PerkinElmer, Inc.	66,000	1,153,680
	Perrigo Co.	2,700	53,028
*	Perry Ellis International, Inc.	600	13,554
*	Petrocorp, Inc. Escrow Shares	900	54
*	Petroleum Development Corp.	4,900	152,047
	PetSmart, Inc.	78,300	2,197,098
	PFF Bancorp, Inc.	21,000	774,900
*	Pharmacopia Drug Discovery, Inc.	7,900	41,554
*	Pharmacyclics, Inc.	2,900	30,189
	Phelps Dodge Corp.	70,800	5,774,448
	Phillips-Van Heusen Corp.	14,700	296,352
*	Phoenix Technologies, Ltd.	7,400	39,886
*	Photon Dynamics, Inc.	3,800	85,386
*	Photronics, Inc.	11,200	160,720
*	Piccadilly Cafeterias, Inc.	1,800	0
*	Pico Holdings, Inc.	9,700	168,683
	Pier 1 Imports, Inc.	18,600	322,710
#	Pilgrims Pride Corp. Class B	30,700	780,394
*	Pinnacle Entertainment, Inc.	5,400	66,960
*	Pinnacle Systems, Inc.	21,300	79,662
#	Pioneer Natural Resources Co.	50,700	1,695,915
*	Piper Jaffray Companies, Inc.	2,100	90,510
*	Pixelworks, Inc.	10,700	111,708
*	Plains Exploration & Production Co.	20,910	405,863
*	Planar Systems, Inc.	800	9,088
*	Plato Learning, Inc.	13,300	109,060
*	Plexus Corp.	13,500	159,165
*	PLX Technology, Inc.	3,800	23,864
	PMA Capital Corp. Class A	3,900	27,495
	PMI Group, Inc.	117,100	4,863,163
	Pogo Producing Co.	39,900	1,754,802
*	Polycom, Inc.	40,400	789,012
	PolyMedica Corp.	10,600	322,346
*	Polyone Corp.	1,500	10,650
*	Pomeroy IT Solutions, Inc.	10,400	135,096
	Pope & Talbot, Inc.	5,100	93,993
	Potlatch Corp.	11,800	506,220
*	Powell Industries, Inc.	1,400	23,100
*	Power-One, Inc.	22,100	165,971

*	Powerwave Technologies, Inc.	20,400	123,420
*	PRAECIS Pharmaceuticals, Inc.	18,600	43,710
	Precision Castparts Corp.	51,955	2,862,201
	Preformed Line Products Co.	300	6,750
*	Premier Financial Bancorp	400	3,564
	Presidential Life Corp.	13,048	228,992
*	Presstek, Inc.	16,700	145,958
*	PRG-Schultz International, Inc.	3,597	20,395
*	Price Communications Corp.	12,038	180,811
* #	Pride International, Inc.	78,700	1,444,932
*	Prime Hospitality Corp.	31,800	382,236
*	Prime Medical Services, Inc.	7,900	57,662
	Principal Financial Group, Inc.	309,100	10,728,861
* #	Proassurance Corp.	15,200	513,152
* #	Procom Technology, Inc.	900	635
*	Progenics Pharmaceuticals, Inc.	1,400	14,784
*	Protection One, Inc.	22,600	4,520
	Protective Life Corp.	37,600	1,471,288
* #	Protein Design Labs, Inc.	30,500	559,065
	Providence & Worcester Railroad Co.	1,500	14,618
	Provident Financial Holdings, Inc.	675	16,065
	Provident Financial Services, Inc.	3,828	68,368
*	Providian Financial Corp.	117,300	1,693,812
*	Province Healthcare Co.	14,300	279,422
	Prudential Financial, Inc.	506,200	23,376,316
*	PSS World Medical, Inc.	64,000	690,560
*	PTEK Holdings, Inc.	8,400	71,988
	Pulitzer, Inc.	3,700	180,190
	Pulte Homes Inc.	141,022	8,313,247
*	PW Eagle, Inc.	500	1,350
	Quaker Fabric Corp.	5,800	38,628
#	Quanex Corp.	12,100	557,568
*	Quanta Services, Inc.	18,400	118,128
*	Quantum Corp.- DLT	12,500	29,375
	Questar Corp.	37,800	1,537,704
*	Quicklogic Corp.	2,100	5,525
*	Quidel Corp.	1,600	5,824
*	Quovadx, Inc.	6,564	11,946
*	Qwest Communications International, Inc.	97,900	282,931
#	Radian Group, Inc.	123,804	5,484,517
*	Radio One, Inc.	12,500	195,863
*	RadiSys Corp.	7,200	83,520
*	Railamerica, Inc.	23,700	276,105
*	Ralcorp Holdings, Inc.	5,100	185,793
	Range Resources Corp.	20,600	309,000
	Raytheon Co.	285,400	9,911,942
*	RC2 Corp.	3,900	123,279
*	RCM Technologies, Inc.	800	3,489
* #	RCN Corp.	18,600	1,311
* #	RealNetworks , Inc.	43,700	217,189
*	Redhook Ale Brewery, Inc.	5,900	17,936
#	Reebok International, Ltd.	27,200	923,984

	Regal-Beloit Corp.	10,500	231,630
*	Regent Communications, Inc.	34,600	199,296
#	Regions Financial Corp.	104,237	3,365,813
*	Register.Com, Inc.	5,600	32,200
#	Reinsurance Group of America, Inc.	39,900	1,590,015
	Reliance Steel & Aluminum Co.	14,600	553,924
*	Reliant Resources, Inc.	124,900	1,244,004
*	Remec, Inc.	11,600	60,204
*	RemedyTemp, Inc.	3,300	25,872
*	Rent-Way, Inc.	9,500	69,350
*	Republic First Bancorp, Inc.	550	7,150
*	Res-Care, Inc.	1,610	17,034
	Resource America, Inc.	16,600	365,200
*	Respironics, Inc.	6,200	329,840
*	Restoration Hardware, Inc.	4,500	27,855
*	Retail Ventures, Inc.	2,900	19,836
*	Retek, Inc.	16,500	62,205
*	Rex Stores Corp.	4,250	53,975
	Reynolds American, Inc.	44,400	3,352,200
*	RF Monolithics, Inc.	8,100	57,591
	Richardson Electronics, Ltd.	13,800	114,954
#	Riggs National Corp.	20,700	486,450
*	Riviera Holdings Corp.	300	3,228
	RLI Corp.	12,400	458,676
	Robbins & Myers, Inc.	6,800	129,880
	Rock of Ages Co.	300	2,325
* #	Rockford Corp.	3,600	16,992
	Rock-Tenn Co. Class A	16,700	240,480
*	Rocky Shoes & Boots, Inc.	300	5,760
*	Rofin-Sinar Technologies, Inc.	800	22,480
	Rohm & Haas Co.	1,000	40,530
*	Rowan Companies, Inc.	123,500	3,003,520
	RPM, Inc.	92,000	1,454,520
* #	RSA Security, Inc.	24,400	363,316
*	RTI International Metals, Inc.	20,900	311,201
*	Rubio’s Restaurants, Inc.	3,400	29,410
	Ruddick Corp.	11,800	225,026
*	Rush Enterprises, Inc. Class A	500	5,225
*	Rush Enterprises, Inc. Class B	500	5,770
	Russ Berrie & Co., Inc.	10,100	194,930
	Russell Corp.	25,800	460,788
*	Ryan’s Restaurant Group, Inc.	43,050	591,507
	Ryder System, Inc.	83,000	3,636,230
	Ryerson Tull, Inc.	12,300	196,062
#	Ryland Group, Inc.	11,000	969,650
	Sabre Holdings Corp.	47,100	1,083,300
	Safeco Corp.	107,900	5,197,543
*	Safeguard Scientifics, Inc.	23,100	41,118
*	SafeNet, Inc.	2,318	65,947
	Saint Paul Companies, Inc.	125,700	4,360,533
	Saks, Inc.	129,550	1,539,054
*	San Filippo (John B.) & Son, Inc.	400	11,320

	Sanders Morris Harris Group, Inc.	1,100	13,156
*	Sandisk Corp.	47,000	1,097,450
*	Sangamo BioSciences, Inc.	28,600	125,554
*	Sanmina Corp.	170,700	1,181,244
	Saucony, Inc. Class B	300	6,948
	Sauer-Danfoss, Inc.	6,000	106,200
*	Savient Pharmaceuticals, Inc.	11,289	24,723
	SBC Communications, Inc.	1,562,300	40,291,717
*	ScanSoft, Inc.	2,300	9,821
*	Schein (Henry), Inc.	16,900	1,052,532
*	Scholastic Corp.	4,100	119,925
	Schulman (A.), Inc.	26,300	527,578
	Schweitzer-Maudoit International, Inc.	8,100	246,321
	Scientific-Atlanta, Inc.	46,700	1,272,108
*	SCM Microsystems, Inc.	7,900	22,515
*	SCS Transportation, Inc.	11,200	207,872
	Seaboard Corp.	1,100	585,255
*	Seabulk International, Inc.	7,641	68,234
*	Seachange International, Inc.	7,500	114,600
* #	Seacor Smit, Inc.	12,550	541,784
	Seagate Tax Refund Escrow Shares	2,700	0
*	Sealed Air Corp.	39,700	1,950,064
#	Sears, Roebuck & Co.	160,700	6,151,596
*	Selectica, Inc.	29,900	113,321
#	Selective Insurance Group, Inc.	22,600	780,378
*	Semitool, Inc.	26,400	201,696
*	SEMX Corp.	100	8
#	Sensient Technologies Corp.	18,500	388,500
*	Sequa Corp. Class A	3,300	175,692
*	Sequa Corp. Class B	900	49,500
*	Serologicals Corp.	27,200	569,568
*	Service Corp. International	178,300	1,071,583
*	SFBC International, Inc.	1,500	40,500
*	Sharper Image Corp.	2,300	41,285
*	Shaw Group, Inc.	6,100	62,769
#	Sherwin-Williams Co.	3,500	144,550
*	Shiloh Industries, Inc.	4,000	57,560
*	Shoe Carnival, Inc.	3,000	34,410
*	Shopko Stores, Inc.	16,100	272,412
*	Silicon Storage Technology, Inc.	32,300	186,371
* #	Silicon Valley Bancshares	13,700	511,695
	Simmons First National Corp. Class A	4,411	109,437
*	SimpleTech, Inc.	7,500	28,425
	Sinclair Broadcast Group, Inc. Class A	29,200	233,600
*	Sipex Corp.	30,000	143,100
*	Sitel Corp.	2,000	4,260
*	Six Flags, Inc.	29,600	164,872
*	Skechers U.S.A., Inc. Class A	5,300	70,490
	Skyline Corp.	1,000	38,200
	Skywest, Inc.	26,800	385,652
* #	Skyworks Solutions, Inc.	55,980	466,313
*	SL Industries, Inc.	400	4,508

*	Smart & Final Food, Inc.	7,800	127,218
*	Smith & Wollensky Restaurant Group, Inc.	3,700	21,090
	Smith (A.O.) Corp.	13,400	327,228
	Smith (A.O.) Corp. Convertible Class A	2,200	53,724
*	Smithfield Foods, Inc.	60,100	1,544,570
*	Smurfit-Stone Container Corp.	219,600	3,895,704
	Snap-On, Inc.	23,600	749,772
*	Sola International, Inc.	10,100	194,930
*	Solectron Corp.	370,900	1,913,844
	Sonic Automotive, Inc.	23,300	484,640
*	SonicWALL, Inc.	41,100	221,940
	Sound Federal Bancorp, Inc.	2,900	41,818
*	Source Information Management, Inc.	11,400	99,978
*	Sourcecorp, Inc.	6,000	132,900
	South Financial Group, Inc.	30,508	867,648
	South Jersey Industries, Inc.	5,500	248,600
*	Southern Energy Homes, Inc.	3,200	13,360
* #	Southern Union Co.	24,657	460,842
#	Southwest Airlines Co.	214,500	3,178,890
*	Southwestern Energy Co.	11,300	401,941
	Sovereign Bancorp, Inc.	205,918	4,501,367
*	Spartan Stores, Inc.	6,700	27,336
	Spartech Corp.	7,400	179,302
*	Specialty Laboratories, Inc.	6,900	77,280
*	Spectrum Control, Inc.	3,500	27,860
*	Spherion Corp.	23,900	174,948
*	Spinnaker Exploration Co.	10,600	361,884
*	Sport Chalet, Inc.	500	6,500
	Sprint Corp.	875,888	17,237,476
#	SPX Corp.	43,200	1,576,368
	SS&C Technologies, Inc.	1,650	27,093
	St. Joe Corp.	1,900	91,960
*	Staar Surgical Co.	8,200	39,114
*	Stamps.com, Inc.	10,650	158,898
	StanCorp Financial Group, Inc.	23,600	1,711,000
	Standard Commercial Corp.	3,400	52,020
*	Standard Management Corp.	700	2,331
*	Standard Microsystems Corp.	7,300	115,851
	Standard Motor Products, Inc. Class A	6,100	87,169
	Standard Pacific Corp.	19,700	994,259
	Standard Register Co.	15,000	156,750
	Starwood Hotels and Resorts Worldwide, Inc.	105,800	4,676,360
#	State Auto Financial Corp.	15,100	454,359
#	Steel Dynamics, Inc.	31,400	984,704
	Steel Technologies, Inc.	6,100	122,549
	Steelcase, Inc. Class A	42,100	570,455
*	Stein Mart, Inc.	10,400	170,040
*	Steinway Musical Instruments, Inc.	600	17,046
*	Stellent, Inc.	8,200	56,662
	Stepan Co.	1,100	24,970
*	Sterling Financial Corp.	11,259	373,348
	Stewart & Stevenson Services, Inc.	12,900	215,559

*	Stewart Enterprises, Inc.	36,500	248,565
	Stewart Information Services Corp.	12,000	438,480
*	Stillwater Mining Co.	10,200	146,064
*	Stone Energy Corp.	12,500	520,000
*	Stoneridge, Inc.	16,300	242,055
* #	Storage Technology Corp.	50,100	1,214,925
*	Stratasys, Inc.	600	14,958
	Strategic Distribution, Inc.	200	3,000
*	Stratus Properties, Inc.	500	6,531
	Stride Rite Corp.	30,089	297,279
*	Suburban Lodges of America, Inc. Escrow Shares	900	0
*	Summa Industries, Inc.	2,200	21,892
*	Sun Bancorp, Inc.	800	17,280
*	Sun Microsystems, Inc.	932,000	3,578,880
	Sunoco, Inc.	29,300	1,801,950
* #	Sunrise Senior Living, Inc.	10,100	357,742
	Sunrise Telecom, Inc.	13,300	35,245
#	Superior Industries International, Inc.	11,700	370,890
	Supervalu, Inc.	71,300	1,879,468
	Supreme Industries, Inc.	610	3,764
	SureWest Communications	3,824	104,739
	Susquehanna Bancshares, Inc.	10,700	256,800
*	Swift Energy Corp.	25,900	527,065
*	Swift Transportation, Inc.	15,520	282,154
	SWS Group, Inc.	10,800	158,220
*	Sycamore Networks, Inc.	119,400	454,914
*	Sykes Enterprises, Inc.	14,700	66,738
*	Symmetricom, Inc.	17,642	141,842
*	Syms Corp.	5,500	54,725
	Sypris Solutions, Inc.	7,925	98,587
	Tasty Baking Co.	3,800	30,362
	TB Woods Corp.	5,400	32,513
*	TBC Corp.	9,400	204,544
*	Tech Data Corp.	26,200	986,692
*	TechTeam Global, Inc.	5,000	49,300
	Tecumseh Products Co. Class A	4,484	184,517
	Teleflex, Inc.	20,300	887,719
	Telephone & Data Systems, Inc.	40,300	3,107,130
*	Teletech Holdings, Inc.	25,200	207,648
* #	Tellabs, Inc.	197,000	1,786,790
*	Telular Corp.	3,400	19,482
	Temple-Inland, Inc.	26,900	1,836,732
*	Tenet Healthcare Corp.	94,550	985,211
*	Teradyne, Inc.	74,300	956,241
*	Terex Corp.	42,500	1,535,525
*	Terra Industries, Inc.	34,300	257,250
*	Tesoro Petroleum Corp.	16,700	395,456
* #	Tetra Tech, Inc.	18,600	330,522
*	Tetra Technologies, Inc.	8,400	227,220
	Texas Genco Holdings, Inc.	45,500	2,106,650
	Texas Industries, Inc.	23,600	1,033,680
	Textron, Inc.	67,600	4,291,924

*	The Banc Corp.	4,200	27,090
	The Brink’s Co.	20,300	584,640
*	The DIRECTV Group, Inc.	26,179	415,461
*	The Dress Barn, Inc.	14,800	245,236
*	The Geo Group, Inc.	2,000	39,000
	The Marcus Corp.	9,600	182,400
	The Phoenix Companies, Inc.	38,700	407,511
*	The Sports Authority, Inc.	8,103	172,027
*	The Washtenaw Group, Inc.	300	888
*	Theragenics Corp.	3,100	11,625
*	Thermo-Electron Corp.	48,545	1,275,277
*	TheStreet.com, Inc.	6,700	22,780
*	Third Wave Technologies	16,800	84,672
	Thomas & Betts Corp.	73,600	1,810,560
	Thomas Industries, Inc.	6,600	202,950
* #	Thoratec Corp.	49,800	489,036
*	THQ, Inc.	12,838	243,794
*	Three-Five Systems, Inc.	5,900	17,287
* #	TIBCO Software, Inc.	72,900	460,728
	Tidewater, Inc.	32,500	948,350
	TierOne Corp.	6,100	130,174
*	Time Warner Telecom, Inc.	11,400	52,326
*	Time Warner, Inc.	923,500	15,099,225
#	Timken Co.	43,600	1,013,700
*	Titan Corp.	12,100	160,204
	Todd Shipyards Corp.	1,100	17,490
* #	Toll Brothers, Inc.	34,400	1,527,016
*	Tollgrade Communications, Inc.	4,400	36,564
	Topps, Inc.	8,700	81,519
	Torchmark Corp.	79,000	4,066,920
* #	Toreador Resources Corp.	500	3,745
*	Toys R Us, Inc.	147,400	2,393,776
	Traffix, Inc.	18,100	116,202
*	Trammell Crow Co.	32,400	430,272
*	Trans World Entertainment Corp.	40,100	399,797
	Transatlantic Holdings, Inc.	2,800	152,040
*	Transkaryotic Therapies, Inc.	9,400	148,050
*	Transmontaigne Oil Co.	11,700	78,858
*	Transport Corp. of America	500	3,950
*	Transpro, Inc.	8,100	44,550
*	TRC Companies, Inc.	2,700	47,115
	Tredegar Industries, Inc.	17,000	294,440
*	Triad Guaranty, Inc.	5,600	311,920
*	Triad Hospitals, Inc.	30,562	971,566
	Triarc Companies, Inc. Class A	6,300	68,292
	Tribune Co.	204,500	8,537,875
*	Trident Microsystems, Inc.	4,800	65,184
	Trinity Industries, Inc.	25,800	715,950
*	TriPath Imaging, Inc.	19,800	152,460
*	Triquint Semiconductor, Inc.	31,700	120,460
*	Triumph Group, Inc.	5,600	180,320
*	TriZetto Group, Inc.	29,900	184,483

*	TTM Technologies, Inc.	12,400	116,932
*	Tufco Technologies, Inc.	300	2,232
*	Tyler Technologies, Inc.	25,700	233,870
	Tyson Foods, Inc. Class A	188,330	3,103,678
*	U.S. Concrete, Inc.	11,700	71,136
*	U.S. Xpress Enterprises, Inc. Class A	800	13,304
	UICI	45,600	1,268,136
*	Ulticom, Inc.	21,900	209,364
*	Ultratech Stepper, Inc.	5,500	87,560
	UMB Financial Corp.	9,870	476,228
	Umpqua Holdings Corp.	8,200	189,666
	Unifirst Corp.	4,600	132,158
	Union Pacific Corp.	211,600	12,084,476
	Unionbancal Corp.	1,000	59,460
*	Unisys Corp.	68,700	689,748
*	Unit Corp.	15,400	483,560
	United Auto Group, Inc.	21,600	523,368
	United Community Financial Corp.	34,000	380,120
*	United Online, Inc.	23,700	227,046
* #	United Rentals, Inc.	60,100	882,869
*	United States Cellular Corp.	32,800	1,320,200
	United States Steel Corp.	63,300	2,336,403
* #	United Stationers, Inc.	10,400	428,168
*	United Therapeutics Corp.	7,700	228,767
	Unitrin, Inc.	33,100	1,388,545
	Unity Bancorp, Inc.	1,543	19,480
*	Universal American Financial Corp.	52,900	603,589
*	Universal Compression Holdings, Inc.	10,800	354,348
	Universal Corp.	9,200	415,196
	Universal Forest Products, Inc.	16,700	499,163
*	Universal Stainless & Alloy Products, Inc.	500	6,610
* #	Univision Communications, Inc. Class A	42,730	1,410,090
* #	Unova, Inc.	29,400	428,652
#	UnumProvident Corp.	171,300	2,771,634
*	Urologix, Inc.	12,600	126,756
*	URS Corp.	12,600	311,220
*	USA Truck, Inc.	2,100	22,680
	Usec, Inc.	56,800	483,936
	USF Corp.	12,600	431,676
*	Vail Resorts, Inc.	10,900	197,944
	Valero Energy Corp.	95,700	6,319,071
	Valhi, Inc.	43,000	627,800
	Valmont Industries, Inc.	2,900	57,246
*	Valpey Fisher Corp.	100	339
*	ValueClick, Inc.	26,600	192,318
*	Valuevision Media, Inc. Class A	9,800	122,402
*	Varco International, Inc.	4,500	109,260
*	Variflex, Inc.	300	2,271
*	Vastera, Inc.	11,800	22,184
*	Veeco Instruments, Inc.	16,900	327,184
*	VeriSign, Inc.	96,300	1,671,768
* #	Veritas DGC, Inc.	4,200	98,406

*	Veritas Software Co.	1	17
*	Verity, Inc.	7,000	80,150
	Verizon Communications, Inc.	235,900	9,259,075
	Vesta Insurance Group, Inc.	9,400	44,744
#	Viacom, Inc. Class A	85,800	2,905,188
	Viacom, Inc. Class B	1,187,200	39,545,632
*	Viad Corp.	7,500	178,575
*	Viasat, Inc.	11,300	223,966
*	Viasys Healthcare, Inc.	3,717	54,082
*	Vicon Industries, Inc.	300	1,410
	Vicor Corp.	16,500	195,360
#	Video Display Corp.	300	10,845
	Vintage Petroleum, Inc.	70,000	1,148,000
*	Vishay Intertechnology, Inc.	78,711	1,003,565
#	Visteon Corp.	56,700	529,011
*	Vitesse Semiconductor, Inc.	49,700	125,244
*	Volt Information Sciences, Inc.	15,600	415,272
*	Vyyo, Inc.	1,400	7,491
	Wachovia Corp.	6,232	292,343
	Walter Industries, Inc.	30,140	447,278
	Washington Federal, Inc.	29,800	767,648
	Washington Mutual, Inc.	383,500	14,891,305
*	Waste Connections, Inc.	14,550	427,043
	Waste Industries USA, Inc.	16,100	172,270
*	WatchGuard Technologoes, Inc.	15,700	74,418
*	Water Pik Technologies, Inc.	6,100	81,618
	Watsco, Inc. Class A	23,900	695,012
*	Watson Pharmaceuticals, Inc.	58,200	1,602,828
	Watts Water Technologies, Inc.	9,300	236,778
	Wausau-Mosinee Paper Corp.	29,200	457,272
	Waypoint Financial Corp.	3,045	83,890
*	WCI Communities, Inc.	4,700	112,706
*	WebMD Corp.	169,600	1,234,688
	Webster Financial Corp.	20,100	988,920
	Weis Markets, Inc.	3,500	117,320
	Wellman, Inc.	9,500	70,205
	Werner Enterprises, Inc.	43,332	767,843
	Wesbanco, Inc.	5,600	155,120
	Wesco Financial Corp.	1,110	384,060
*	WESCO International, Inc.	900	18,216
*	West Marine, Inc.	8,100	146,529
*	Westaff, Inc.	3,700	11,104
*	Westcoast Hospitality Corp.	900	4,320
	Westcorp, Inc.	13,320	547,052
* #	Wet Seal, Inc. Class A	1,700	2,108
	Weyerhaeuser Co.	140,200	8,763,902
*	WFS Financial, Inc.	9,100	412,867
*	Whitehall Jewelers, Inc.	5,842	46,152
*	Whiting Petroleum Corp.	166	3,919
	Whitney Holdings Corp.	5,850	241,020
*	Wickes, Inc.	400	2
*	Wild Oats Markets, Inc.	4,700	41,501

*	William Lyon Homes, Inc.	11,500	957,375
*	Willis Lease Finance Corp.	1,200	8,796
	Willow Grove Bancorp, Inc.	2,700	44,604
*	Wilshire Oil Co. of Texas	600	3,090
*	Wind River Systems, Inc.	8,200	88,970
#	Winn-Dixie Stores, Inc.	33,700	140,529
	Wintrust Financial Corp.	800	43,904
*	Wireless Facilities, Inc.	17,600	112,288
	Wireless Telecom Group, Inc.	100	254
*	Witness Systems, Inc.	4,100	54,571
* #	WMS Industries, Inc.	9,100	183,911
*	Wolverine Tube, Inc.	1,200	13,776
	Woodhead Industries, Inc.	3,300	43,593
	Woodward Governor Co.	4,800	282,240
*	World Acceptance Corp.	3,200	71,456
*	WorldQuest Networks, Inc.	1,700	4,743
*	Worldwide Restaurant Concepts, Inc.	12,900	41,796
	Worthington Industries, Inc.	69,000	1,404,150
*	Xanser Corp.	10,600	25,970
* #	Xerox Corp.	158,800	2,132,684
*	Xeta Corp.	1,600	5,920
*	XM Satellite Radio Holdings, Inc.	32,200	884,534
*	Yahoo!, Inc.	4,152	118,374
	Yardville National Bancorp	3,100	89,714
* #	Yellow Roadway Corp.	24,791	1,017,423
	York International Corp.	3,600	117,216
*	Zapata Corp.	200	12,370
*	Zhone Technologies, Inc.	600	1,920
* #	Zoltek Companies, Inc.	16,800	121,968
*	Zoran Corp.	12,542	197,411
*	Zygo Corp.	15,000	149,550
TOTAL COMMON STOCKS (Cost $1,103,601,817)			1,419,818,818

RIGHTS/WARRANTS — (0.0%)
*	Chart Industries, Inc. Warrants 09/15/10	3	31
*	Chiquita Brands International, Inc. Warrants 03/19/09	1,687	7,929
*	Timco Aviation Services Warrants 02/27/07	229	0
TOTAL RIGHTS/WARRANTS (Cost $43,938)			7,960

		Face Amount	Value †
		(000)
BONDS — (0.0%)
*	Timco Aviation Services, Inc. Jr. Subordinated Note
*	8.000%, 01/02/07	$0	0
(Cost $0)

TEMPORARY CASH INVESTMENTS - (10.7%)

	Repurchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $152,697,000 U.S. Treasury Obligations, rates ranging from 2.25% to 3.00%, maturities ranging from 02/15/07 to 02/15/09, valued at $151,385,097) to be repurchased at $148,421,098 (Cost $148,414,749) ^	148,415	148,414,749
	Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $21,790,000 FHLMC Notes 2.00%, 02/23/06, valued at $21,681,050) to be repurchased at $21,280,810 (Cost $21,280,000)	21,280	21,280,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $169,694,749)			169,694,749

TOTAL INVESTMENTS - (100.0%) (Cost $1,273,340,504)††			$1,589,521,527

†	See Security Valuation Note.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Security purchased with cash proceeds from securities on loan.
††	The cost for federal income tax purposes is $1,274,067,566.

Organization

The DFA Investment Trust Company (the “Trust” or the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of twenty-one investment portfolios, of which thirteen are included in this document.

Security Valuation

Securities held by The U.S. Large Company Series,  The U.S. Large Cap Value Series,  The U.S. Small Cap Value Series, The U.S. Small Cap Series, and The Tax-Managed U.S. Marketwide Value Series  (the “Domestic Equity Portfolios”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Fund values it securities at the mean between the quoted bid and asked prices.

Securities held by The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series  ( the “International Equity Portfolios”)  which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The DFA Two-Year Global Fixed Income Series, are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

COMMON STOCKS — (93.0%)
	Acadia Realty Trust	151,400	$2,218,010
*	Affordable Residential Communities	43,800	678,900
	Agree Realty Corp.	33,500	917,565
*	Alexander’s, Inc.	11,900	2,306,815
	Alexandria Real Estate Equities, Inc.	100,800	6,531,840
	AMB Property Corp.	429,600	16,045,560
	American Land Lease, Inc.	36,800	706,560
	AmeriVest Properties, Inc.	124,300	822,866
	AMLI Residential Properties Trust	131,600	4,092,760

	Apartment Investment & Management Co. Class A	214,000	7,597,000
	Archstone-Smith Trust	1,018,455	31,826,719
	Arden Realty Group, Inc.	340,600	11,181,898
	Associated Estates Realty Corp.	102,100	956,677
	AvalonBay Communities, Inc.	372,300	22,486,920
	Bedford Property Investors, Inc.	83,500	2,580,150
	BNP Residential Properties, Inc.	25,600	332,800
	Boston Properties, Inc.	553,700	30,719,276
*	Boykin Lodging Trust, Inc.	90,500	757,485
	Brandywine Realty Trust	237,500	7,030,000
	BRE Properties, Inc. Class A	261,000	9,753,570
*	Burnham Pacific Properties, Inc.	82,100	11,083
	Camden Property Trust	207,000	9,745,560
	Capital Automotive	187,795	5,797,232
	Carramerica Realty Corp.	282,600	9,421,884
	CBL & Associates Properties, Inc.	160,400	9,797,232
	Centerpoint Properties Corp.	241,900	10,174,314
	Chelsea Property Group Inc.	220,700	14,842,075
	Colonial Properties Trust	140,500	5,683,225
	Commercial Net Lease Realty, Inc.	267,575	4,776,214
	Cornerstone Realty Income Trust, Inc.	284,500	2,731,200
	Corporate Office Properties Trust	176,600	4,671,070
	Cousins Properties, Inc.	253,100	9,111,600
	Crescent Real Estate Equities, Inc.	516,800	8,253,296
	CRT Properties, Inc.	139,600	3,115,872
	Developers Diversified Realty Corp.	529,199	19,956,094
	Duke Realty Investments, Inc.	736,300	25,034,200
	Eastgroup Properties, Inc.	109,000	3,678,750
	Entertainment Properties Trust	122,400	4,571,640
	Equity Inns, Inc.	236,300	2,256,665
	Equity Office Properties Trust	2,098,663	59,937,815
	Equity One, Inc.	365,576	7,245,716

	Equity Residential Corp.	1,457,000	47,192,230
#	Essex Property Trust	119,000	8,776,250
	Federal Realty Investment Trust	269,300	12,220,834
*	Felcor Lodging Trust, Inc.	309,000	3,618,390
	First Industrial Realty Trust, Inc.	214,300	8,572,000

*	First Union Real Estate Equity & Mortgage Investments	131,900	393,062
	Gables Residential Trust	152,100	5,058,846
	General Growth Properties	1,133,000	34,182,610
	Glenborough Realty Trust, Inc.	166,000	3,399,680
	Glimcher Realty Trust	184,600	4,677,764
*	Golf Trust America, Inc.	40,300	110,825
	Heritage Property Investment Trust	243,000	7,061,580
	Hersha Hospitality Trust	78,200	756,976
	Highwood Properties, Inc.	278,700	6,856,020
* #	HMG Courtland Properties, Inc.	2,400	28,308
	Home Properties of New York, Inc.	169,290	6,827,466
	Hospitality Properties Trust	349,400	14,657,330
*	Host Marriott Corp.	1,805,200	24,099,420
	HRPT Properties Trust	921,800	9,937,004
	Humphrey Hospitality Trust	51,400	205,086
	Innkeepers USA Trust	195,600	2,257,224
	Kilroy Realty Corp.	147,800	5,594,230
	Kimco Realty Corp.	578,350	29,102,572
	Kramont Realty Trust	125,300	2,315,544
*	La Quinta Corp.	120,203	942,392
	Lasalle Hotel Properties Trust	145,700	4,114,568
	Lexington Corporate Properties Trust	250,200	5,294,232
	Liberty Property Trust	440,700	17,830,722
	Macerich Co.	304,700	16,606,150
	Mack-California Realty Corp.	314,900	14,252,374
	Maguire Properties, Inc.	221,800	5,456,280
	Malan Realty Investors, Inc.	19,100	99,129
	Manufactured Home Communities, Inc.	118,300	3,959,501
	Maxus Realty Trust, Inc.	1,700	23,851
*	Meristar Hospitality Corp.	63,700	366,912
	Mid-America Apartment Communities, Inc.	103,900	4,119,635
#	Mills Corp.	278,900	14,207,166
	Mission West Properties, Inc.	93,100	938,448
	Monmouth Real Estate Investment Corp. Class A	82,645	680,168
#	New Plan Excel Realty Trust, Inc.	521,200	13,405,264
	One Liberty Properties, Inc.	50,600	920,414
	Pan Pacific Retail Properties, Inc.	210,331	11,229,572
*	Paragon Real Estate & Investment Trust	10,700	1,926
	Parkway Properties, Inc.	56,000	2,646,000
	Pennsylvania Real Estate Investment Trust	186,181	7,123,285
*	Philips International Realty Corp.	14,400	3,384
	Post Properties, Inc.	206,800	6,286,720
	Prentiss Properties Trust	230,500	8,461,655
	Presidential Realty Corp. Class B	2,100	16,212
	Price Legacy Corp.	47,992	902,250
*	Prime Group Realty Trust	122,200	701,428

	ProLogis	943,100	34,093,065
	PS Business Parks, Inc.	113,400	4,507,650
#	Public Storage, Inc.	668,400	33,988,140
	Ramco-Gershenson Properties Trust	86,500	2,337,230
	Realty Income Corp.	206,000	9,086,660
	Reckson Associates Realty Corp.	347,401	10,213,589
	Regency Centers Corp.	165,900	7,631,400
	Roberts Realty Investment	14,400	97,056
	Rouse Co.	525,100	34,892,895
	Saul Centers, Inc.	83,900	2,789,675
	Senior Housing Properties Trust	330,000	5,775,000
	Shurgard Storage Centers, Inc. Class A	234,600	9,360,540
#	Simon Property Group, Inc.	1,055,200	59,038,440
	Sizeler Property Investors, Inc.	68,700	583,263
	SL Green Realty Corp.	201,200	10,060,000
	Sovran Self Storage, Inc.	77,300	3,064,945
	Summit Properties, Inc.	166,600	4,524,856
	Sun Communities, Inc.	98,700	3,849,300
	Tanger Factory Outlet Centers, Inc.	71,100	3,135,510
* #	Tarragon Realty Investors, Inc.	62,578	852,938
	Taubman Centers, Inc.	258,500	6,661,545
	Town & Country Trust	90,600	2,300,334
	Trizec Properties, Inc.	788,900	13,332,410
	U.S. Restaurant Properties, Inc.	115,600	1,921,272
	United Dominion Realty Trust, Inc.	665,000	14,117,950
	United Mobile Homes, Inc.	42,000	600,600
	Urstadt Biddle Properties Class A	96,900	1,465,128
	Urstadt Biddle Properties, Inc.	19,800	301,356
	Vornado Realty Trust	653,600	41,019,936
	Washington Real Estate Investment Trust	217,200	6,587,676
	Weingarten Realty Investors	445,100	14,964,262
	Winston Hotels, Inc.	134,300	1,371,203
TOTAL COMMON STOCKS (Cost $813,206,627)			1,103,372,821

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (7.0%)

Repurchase Agreement, Merrill Lynch Triparty Repo 1.54%, 09/01/04 (Collateralized by $68,972,000 U.S. Treasury Obligations, rates ranging from 1.62% to 1.625%, maturities ranging from 03/31/05 to 09/30/05, valued at $69,186,518) to be repurchased at $67,830,202 (Cost $67,827,300)^	$67,827	67,827,300

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $16,079,000 FHLMC Notes 2.00%, 02/23/06, valued at $15,998,605) to be repurchased at $15,702,598 (Cost $15,702,000)	15,702	15,702,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $83,529,300)		83,529,300
TOTAL INVESTMENTS — (100.0%) (Cost $896,735,927)††		$1,186,902,121

†                                          See Security Valuation Note.

*                                         Non-Income Producing Securities.

#                                         Total or Partial Securities on Loan.

^                                          Security purchased with cash proceeds from securities on loan.

††                                    The cost for federal income tax purposes is $897,825,293.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

UNITED KINGDOM — (25.1%)
COMMON STOCKS — (24.7%)
	3I Group P.L.C.	46,952	$486,265
	Abbey National P.L.C.	123,926	1,336,303
	Aegis Group P.L.C.	83,410	125,953
	Aggregate Industries P.L.C.	104,720	165,790
	Aggreko P.L.C.	20,000	54,862
	Alliance & Leicester P.L.C.	42,421	686,990
	Alliance Unichem P.L.C.	40,779	495,680
	Allied Domecq P.L.C.	92,951	745,386
	Amec P.L.C.	25,720	147,320
	Amvescap P.L.C.	72,635	381,788
	Antofagasta P.L.C.	30,138	542,307
	Arm Holdings P.L.C.	81,867	117,352
	Arriva P.L.C.	14,532	112,935
	Associated British Foods P.L.C.	130,462	1,468,612
	Associated British Ports Holdings P.L.C.	25,743	199,781
	Aviva P.L.C.	194,501	1,866,317
*	AWG P.L.C.	11,429	130,527
*	AWG P.L.C. Redeemable Shares	3,794,428	6,826
	BAA P.L.C.	90,959	909,958
	BAE Systems P.L.C.	257,102	931,240
	Balfour Beatty P.L.C.	32,064	153,527
	Barclays P.L.C	550,856	5,098,021
	Barratt Developments P.L.C.	18,632	198,595
	BBA Group P.L.C.	33,879	159,184
	Bellway P.L.C.	8,267	114,392
	Berkeley Group P.L.C.	10,535	230,782
	BG Group P.L.C.	303,853	1,878,931
	BHP Billiton P.L.C.	212,260	2,004,856
	BOC Group P.L.C.	37,915	613,123
	Boots Group P.L.C.	66,631	814,343
	BP Amoco P.L.C.	1,864,831	16,570,230
	BPB P.L.C.	41,658	303,209
	Bradford & Bingley P.L.C.	50,958	262,046
	Brambles Industries P.L.C.	56,451	246,707
	Britannic P.L.C.	12,000	77,194
*	British Airways P.L.C.	164,861	665,578
	British American Tobacco P.L.C.	231,491	3,495,522
	British Land Co. P.L.C.	41,054	532,613
	British Sky Broadcasting Group P.L.C.	249,358	2,152,018
	Brixton P.L.C.	23,087	128,140
	BT Group P.L.C.	737,387	2,428,597

*	BTG P.L.C.	5,600	10,461
	Bunzl P.L.C.	36,464	279,694
	Cable and Wireless P.L.C.	200,392	391,160
	Cadbury Schweppes P.L.C.	177,981	1,431,015
*	Cairn Energy P.L.C.	13,970	377,210
	Capita Group P.L.C.	56,097	321,069
	Carnival P.L.C.	17,177	828,158
	Carpetright P.L.C.	5,831	114,466
	Carphone Warehouse Group P.L.C.	127,535	323,779
	Cattles P.L.C.	24,078	138,779
	Centrica P.L.C.	366,966	1,627,927
	Close Brothers Group P.L.C.	12,926	162,906
	Cobham P.L.C.	8,902	217,864
	Collins Stewart Tullett P.L.C.	17,814	113,955
*	Colt Telecom Group P.L.C.	192,155	132,296
	Compass Group P.L.C.	185,352	1,039,444
	Computacenter P.L.C.	15,015	88,731
*	Cookson Group P.L.C.	130,539	78,321
*	Corus Group P.L.C.	416,523	331,582
	Davis Service Group P.L.C.	15,000	105,648
	De la Rue P.L.C.	12,250	68,747
	Diageo P.L.C.	262,899	3,241,174
	Dixons Group P.L.C.	163,689	465,672
*	Easyjet P.L.C.	36,683	96,775
*	Egg P.L.C.	72,207	128,964
	Electrocomponents P.L.C.	33,949	198,109
	Emap P.L.C.	20,531	273,057
	EMI Group P.L.C.	66,242	266,617
	Enterprise Inns P.L.C.	29,332	289,847
	First Choice Holidays P.L.C.	31,231	69,344
	Firstgroup P.L.C.	32,236	170,152
	FKI P.L.C.	39,662	86,707
	Friends Provident P.L.C.	163,095	393,939
	Galen Holdings P.L.C.	19,774	208,622
	Gallaher Group P.L.C.	56,226	669,446
	General Electric Co.	22,898	748,463
	GKN P.L.C.	59,254	236,373
	Glaxosmithkline P.L.C.	505,621	10,309,945
	Great Portland Estates P.L.C.	11,008	54,467
	Great Universal Stores P.L.C.	87,503	1,339,328
	Greene King P.L.C.	6,207	116,224
	Group 4 Securicor P.L.C.	35,700	74,980
	Hammerson P.L.C.	22,391	295,665
	Hanson P.L.C.	61,905	422,639
	Hays P.L.C.	141,806	303,384
	HBOS P.L.C.	334,544	4,101,963
*	HHG P.L.C.	284,569	237,595
	Hilton Group P.L.C.	132,955	626,327
*	HMV Group P.L.C.	31,117	125,559
	HSBC Holdings P.L.C.	940,950	14,651,549
	ICAP P.L.C.	57,946	235,265
	IMI P.L.C.	28,268	179,523

	Imperial Chemical Industries P.L.C.	102,443	408,841
	Imperial Tobacco Group P.L.C.	62,711	1,386,271
	Inchcape P.L.C.	6,503	194,160
	Intercontinental Hotels Group P.L.C.	60,625	619,202
*	International Power P.L.C.	86,376	212,679
	Intertek Group P.L.C.	11,060	113,913
*	Invensys P.L.C.	477,720	127,313
	Isoft Group P.L.C.	19,129	124,141
	ITV P.L.C.	285,888	532,298
*	ITV P.L.C. Convertible Shares	7,428	5,545
	Jardine Lloyd Thompson Group P.L.C.	18,114	140,262
	Johnson Matthey P.L.C.	18,527	303,557
	Johnston Press P.L.C.	29,062	271,296
	Kelda Group P.L.C.	31,723	301,620
	Kesa Electricals P.L.C.	42,893	217,731
	Kidde P.L.C.	70,354	149,403
	Kingfisher P.L.C.	200,879	1,004,600
	Land Securities Group P.L.C.	39,139	811,059
	Legal and General Group P.L.C.	576,348	1,036,257
	Liberty International P.L.C.	34,587	516,866
	Lloyds TSB Group P.L.C.	481,243	3,619,381
	Logicacmg P.L.C.	33,214	96,789
	Lonmin P.L.C.	11,312	220,477
	Man Group P.L.C.	29,009	691,698
	Manchester United P.L.C.	12,673	59,616
*	Marconi Corp. P.L.C.	15,946	166,879
	Marks & Spencer Group P.L.C.	191,849	1,218,609
	Matalan P.L.C.	41,348	153,654
	Meggitt P.L.C.	31,898	130,384
	MFI Furniture Group P.L.C.	52,153	116,686
	Millennium and Copthorne Hotels P.L.C.	31,412	172,865
	Misys P.L.C.	43,945	138,719
	Mitchells & Butlers P.L.C.	41,579	193,233
*	MM02 P.L.C.	613,859	995,212
	Morrison (Wm.) Supermarkets P.L.C.	251,620	818,609
*	My Travel Group P.L.C.	22,000	2,145
	National Express Group P.L.C.	11,282	136,605
	National Grid Group P.L.C.	265,557	2,225,122
	Next P.L.C.	21,899	588,006
	Northern Foods P.L.C.	37,322	104,677
	Northern Rock P.L.C.	35,382	452,903
	Novar P.L.C.	31,464	69,128
	Ocean Group P.L.C.	23,727	298,939
	Pearson P.L.C.	69,021	771,548
	Peninsular & Oriental Steam Navigation P.L.C.	61,993	268,174
	Pennon Group P.L.C.	9,163	134,994
	Persimmon P.L.C.	25,202	304,297
	Pilkington P.L.C.	119,102	190,878
	Premier Farnell P.L.C.	30,487	106,113
	Provident Financial P.L.C.	17,113	183,472
	Prudential Corp. P.L.C.	173,959	1,381,796
	Punch Taverns, Ltd.	19,772	162,986

	RAC P.L.C.	8,737	103,856
	Rank Group P.L.C.	47,588	246,575
	Reckitt Benckiser P.L.C.	70,457	1,854,158
	Reed International P.L.C.	109,460	973,014
	Rentokill Initial P.L.C.	155,669	421,689
	Reuters Holdings Group P.L.C.	120,401	698,298
	Rexam P.L.C.	44,735	356,059
	Rio Tinto P.L.C.	91,801	2,292,783
	RMC Group P.L.C.	20,763	238,496
	Rolls Royce Group P.L.C.	160,867	673,519
	Royal & Sun Alliance Insurance Group P.L.C.	233,308	298,686
	Royal Bank of Scotland Group P.L.C.	281,215	7,849,013
	Sabmiller P.L.C.	106,299	1,323,900
	Sage Group P.L.C.	104,202	307,797
	Sainsbury (J.) P.L.C.	184,397	866,306
	Schroders P.L.C.	29,776	327,230
	Scottish & Newcastle P.L.C.	82,542	590,914
	Scottish Hydro-Electric P.L.C.	73,744	980,559
	Scottish Power P.L.C.	159,959	1,160,442
	Serco Group P.L.C.	32,875	117,976
	Severn Trent P.L.C.	28,989	452,716
	Shell Transport & Trading Co., P.L.C.	827,372	6,042,880
*	Shire Pharmaceuticals Group P.L.C.	40,143	347,762
	Signet Group P.L.C.	147,808	278,848
	Slough Estates P.L.C.	33,907	281,137
	Smith & Nephew P.L.C.	78,501	707,291
	Smith (W.H.) P.L.C.	18,540	101,996
	Smiths Industries P.L.C.	47,136	590,171
	Somerfield P.L.C.	37,078	94,291
*	Spirent P.L.C.	72,279	69,763
	SSL International P.L.C.	12,000	60,977
	Stagecoach Holdings P.L.C.	137,203	219,986
	Standard Chartered P.L.C.	111,886	1,904,766
	T&F Informa Group P.L.C.	24,165	155,819
	Tate & Lyle P.L.C.	43,737	282,956
	Taylor Nelson AGB P.L.C.	36,013	130,536
	Taylor Woodrow P.L.C.	50,079	247,208
	Tesco P.L.C.	662,438	3,178,839
*	TI Automotive P.L.C. Series A	18,000	0
	Tomkins P.L.C.	62,006	290,271
	Travis Perkins P.L.C.	9,938	243,983
	Trinity Mirror P.L.C.	23,499	272,977
	Tullow Oil P.L.C.	35,000	80,776
	Unilever P.L.C.	263,130	2,264,822
	United Business Media P.L.C.	28,216	241,692
	United Utilities P.L.C.	63,164	623,841
	Viridian Group P.L.C.	9,554	105,595
	Vodafone Group P.L.C.	5,716,515	13,012,565
	Whitbread P.L.C.	24,216	356,198
	William Hill P.L.C.	33,441	327,292
	Wilson Bowden P.L.C.	11,416	226,716
	Wimpey (George) P.L.C.	30,536	231,523

Wolseley P.L.C.	48,952	751,301
WPP Group P.L.C.	104,232	935,878
Xstrata P.L.C.	86,656	1,261,606
Yell Group P.L.C.	56,519	347,569
Zeneca Group P.L.C.	142,795	6,582,467
TOTAL COMMON STOCKS (Cost $172,072,528)		187,478,578

INVESTMENT IN CURRENCY — (0.4%)
* British Pound Sterling		3,276,529
(Cost $3,276,406)

RIGHTS/WARRANTS — (0.0%)
* International Power P.L.C. Rights 09/14/04	28,504	27,305
(Cost $0)
TOTAL — UNITED KINGDOM (Cost $175,348,934)		190,782,412

JAPAN — (22.8%)
COMMON STOCKS — (22.6%)
Acom Co., Ltd.	7,500	494,935
Aderans Co., Ltd.	1,900	36,457
Advantest Corp.	6,870	436,841
AEON Co., Ltd.	22,400	375,156
* AEON Co., Ltd.	22,400	366,377
Aeon Credit Service, Ltd.	2,700	175,743
Aiful Corp.	6,600	661,526
AIOI Insurance Co., Ltd.	48,000	210,092
Air Water, Inc.	5,000	34,040
Aisin Seiki Co., Ltd.	24,400	588,849
Ajinomoto Co., Inc.	35,000	394,236
Alfresa Holdings Corp.	1,800	79,856
# All Nippon Airways Co., Ltd.	142,000	461,927
Alps Electric Co., Ltd.	9,000	111,632
Amada Co., Ltd.	22,000	124,871
Amano Corp.	3,000	25,447
Anritsu Corp.	6,000	42,160
Aoyama Trading Co., Ltd.	3,400	82,356
Ariake Japan Co., Ltd.	1,210	33,022
Arisawa Manufacturing Co., Ltd.	1,400	56,063
Asahi Breweries, Ltd.	33,200	314,437
Asahi Denka Kogyo KK	2,000	19,161
Asahi Glass Co., Ltd.	85,000	823,479
Asahi Kasei Corp.	82,000	368,168
Asatsu-Dk, Inc.	2,600	69,517
* Ashikaga Financial Group, Inc.	41,000	374
Autobacs Seven Co., Ltd.	1,800	53,377
Avex Inc.	1,000	14,115
Awa Bank, Ltd.	10,000	60,353

	Bandai Co., Ltd.	5,000	116,254
	Bank of Ikeda, Ltd.	600	29,529
	Bank of Iwate, Ltd.	600	28,098
#	Bank of Kyoto, Ltd.	16,000	105,886
	Bank of Nagoya, Ltd.	6,000	26,679
	Bank of Yokohama, Ltd.	73,000	433,161
	Bellsystem24, Inc.	170	41,693
	Benesse Corp.	6,900	208,255
	Bosch Automotive Systems Corp.	20,000	107,409
	Bridgestone Corp.	57,000	1,083,056
	Brother Industries, Ltd.	13,000	111,271
	C&S Co., Ltd.	5,100	123,747
	Calsonic Corp.	11,000	77,932
	Canon, Inc.	49,000	2,343,035
	Capcom Co., Ltd.	2,000	20,356
	Casio Computer Co., Ltd.	18,000	235,815
	Central Glass Co., Ltd.	10,000	75,117
#	Central Japan Railway Co.	219	1,827,214
	Chiba Bank, Ltd.	44,000	254,932
*	Chiyoda Corp.	8,000	53,489
	Chubu Electric Power Co., Ltd.	41,200	905,217
	Chudenko Corp.	1,300	17,695
	Chugai Pharmaceutical Co., Ltd.	50,700	745,071
	Chugoku Bank, Ltd.	13,000	131,666
	Chugoku Electric Power Co., Ltd.	24,100	423,584
	Citizen Watch Co., Ltd.	15,000	151,077
	Coca-Cola West Japan Co., Ltd.	4,600	111,452
	Comsys Holdings Corp.	5,000	36,817
	Cosmo Oil Co., Ltd.	28,000	81,759
*	Cosmo Securities Co., Ltd.	13,000	24,365
	Credit Saison Co., Ltd.	9,600	318,875
	CSK Corp.	4,200	181,472
	Dai Nippon Ink & Chemicals, Inc.	37,000	86,780
	Dai Nippon Pharmaceutical Co., Ltd.	7,000	58,502
	Dai Nippon Printing Co., Ltd.	46,000	675,631
#	Dai Nippon Screen Mfg. Co., Ltd.	11,000	61,735
	Daicel Chemical Industries, Ltd.	19,000	88,017
	Daido Steel Co., Ltd.	20,000	50,577
*	Daiei OMC, Inc.	3,000	28,604
# *	Daiei, Inc.	20,000	40,581
	Daifuku Co., Ltd.	3,000	16,046
	Daihatsu Motor Co., Ltd.	24,000	192,191
#	Dai-Ichi Pharmaceutical Co., Ltd.	16,100	279,276
	Daikin Industries, Ltd.	16,000	417,150
	Daimaru, Inc.	12,000	96,150
	Daio Paper Corp.	5,000	52,112
	Daishi Bank, Ltd.	16,000	52,590
	Daito Trust Construction Co., Ltd.	9,100	345,822
	Daiwa House Industry Co., Ltd.	30,000	311,671
	Daiwa Securities Co., Ltd.	74,000	481,949
	Denki Kagaku Kogyo KK	22,000	69,248
	Denso Corp.	72,200	1,777,622

	Dentsu, Inc.	231	558,698
*	Disco Corp.	1,100	44,166
	Don Quijote Co., Ltd.	900	56,188
	Dowa Mining Co., Ltd.	16,000	103,371
	East Japan Railway Co.	242	1,360,710
	Ebara Corp.	13,000	56,670
	Edion Corp.	2,300	24,620
	Elsai Co., Ltd.	18,600	531,236
*	Eneserve Corp.	700	24,368
	Exedy Corp.	1,700	30,013
	Ezaki Glico Co., Ltd.	6,000	41,799
	Familymart Co., Ltd.	6,000	169,640
	Fanuc, Ltd.	19,300	1,032,021
	Fast Retailing Co., Ltd.	9,700	700,299
	Fuji Electric Co., Ltd.	40,000	101,570
	Fuji Heavy Industries	50,000	252,514
	Fuji Oil Co., Ltd.	3,900	45,406
	Fuji Photo Film Co., Ltd.	29,000	911,716
	Fuji Soft ABC, Inc.	1,800	62,041
	Fuji Television Network, Inc.	214	471,385
	Fujikura, Ltd.	17,000	77,181
	Fujisawa Pharmaceutical Co., Ltd.	19,500	464,888
	Fujitsu Support & Service, Inc.	2,000	33,185
	Fujitsu, Ltd.	122,000	756,341
	Fukui Bank, Ltd.	7,000	28,536
	Fukuoka Bank, Ltd.	35,000	182,597
	Fukuyama Transporting Co., Ltd.	11,000	51,643
	Funai Electric Co., Ltd.	2,300	320,456
*	Furukawa Electric Co., Ltd.	30,000	121,440
	Futaba Industrial Co., Ltd.	2,900	50,620
	Glory, Ltd.	3,200	47,472
*	Goldcrest Co., Ltd.	300	19,668
	Gunma Bank, Ltd.	31,000	158,475
	Gunze, Ltd.	8,000	37,795
	Hachijuni Bank, Ltd.	30,000	196,732
*	Hamamatsu Photonics K.K.	2,900	51,923
*	Hankyu Corp.	45,000	168,687
	Hankyu Department Stores, Inc.	10,000	75,028
	Hanshin Electric Railway Co., Ltd.	14,000	44,216
	Heiwa Corp.	3,500	51,752
	Higo Bank, Ltd.	10,000	60,332
	Hikari Tsushin, Inc.	3,300	153,263
	Hino Motors, Ltd.	49,000	325,991
	Hirose Electric Co., Ltd.	2,300	222,527
	Hiroshima Bank, Ltd.	34,000	150,282
*	Hisamitsu Pharmaceutical Co., Inc.	4,000	73,262
	Hitachi Cable, Ltd.	18,000	72,964
	Hitachi Chemical Co., Ltd.	14,400	214,022
#	Hitachi Construction Machinery Co., Ltd.	10,000	125,939
	Hitachi High-Technologies Corp.	6,400	87,183
*	Hitachi Information Systems, Ltd.	1,800	47,573
	Hitachi Maxell, Ltd.	3,700	52,378

	Hitachi Metals, Ltd.	16,000	82,481
	Hitachi Software Engineering Co., Ltd.	3,000	60,102
*	Hitachi Zosen Corp.	20,000	29,458
	Hitachi, Ltd.	198,000	1,246,843
	Hokkaido Electric Power Co., Inc.	12,300	223,889
	Hokkoku Bank, Ltd.	16,000	72,191
	Hokuetsu Paper Mills, Ltd.	4,000	21,659
	Hokugin Financial Group, Inc.	51,000	127,592
	Hokuriku Electric Power Co., Inc.	12,600	214,262
	Honda Motor Co., Ltd.	62,300	3,104,553
*	Hosiden Corp.	1,900	22,035
	House Foods Corp.	5,600	74,982
	Hoya Corp.	6,500	627,356
	Hyakugo Bank, Ltd.	11,000	62,629
	Hyakujishi Bank, Ltd.	14,000	79,090
#	Ibiden Co., Ltd.	6,200	91,712
	Isetan Co., Ltd.	12,300	137,814
	Ishihara Sangyo Kaisha, Ltd.	12,000	24,976
*	Ishikawajima-Harima Heavy Industries Co., Ltd.	58,000	86,390
# *	Isuzu Motors, Ltd.	49,000	115,419
	ITO EN, Ltd.	2,800	120,637
*	Itochu Corp.	90,000	372,180
	Itochu Techno-Science Corp.	4,200	184,273
	Itoham Foods, Inc.	6,000	28,837
	Ito-Yokado Co., Ltd.	26,000	962,284
	Iyo Bank, Ltd.	18,000	118,106
	Izumi Co., Ltd.	2,500	51,029
# *	Japan Airlines System Corp.	206,000	596,842
	Japan Airport Terminal Co., Ltd.	3,000	29,752
	Japan Aviation Electronics Industry, Ltd.	4,000	41,234
	JFE Holdings, Inc.	35,200	961,550
	JGC Corp.	12,000	114,442
	Joyo Bank, Ltd.	48,000	195,108
	Jsr Corp., Tokyo	15,400	257,929
	Juroku Bank, Ltd.	18,000	69,895
	Kadokawa Holdings, Inc.	800	32,286
	Kagoshima Bank, Ltd.	9,000	52,933
	Kajima Corp.	57,000	197,439
#	Kaken Pharmaceutical Co., Ltd.	3,000	18,272
	Kamigumi Co., Ltd.	14,000	105,863
	Kandenko Co., Ltd.	4,000	21,038
*	Kanebo, Ltd.	19,000	17,758
	Kaneka Corp.	20,000	190,553
# *	Kankaku Securities Co., Ltd.	73,000	143,702
	Kansai Electric Power Co., Inc.	65,200	1,196,796
	Kansai Paint Co., Ltd., Osaka	12,000	77,251
	Kao Corp.	33,000	811,955
	Katokichi Co., Ltd.	2,000	36,893
#	Kawasaki Heavy Industries, Ltd.	67,000	101,542
	Kawasaki Kisen Kaisha, Ltd.	35,000	225,032
	KDDI Corp.	314	1,512,922
*	Keihin Corp.	2,600	37,919

#	Keihin Electric Express Railway Co., Ltd.	29,000	168,643
	Keio Electric Railway Co., Ltd.	34,000	181,097
*	Keisei Electric Railway Co., Ltd.	14,000	51,299
	Keyence Corp.	3,000	616,332
	Kikkoman Corp.	9,000	79,075
	Kinden Corp.	14,000	86,920
	Kinki Nippon Railway Co., Ltd.	95,280	328,321
*	Kirin Beverage Corp.	900	19,067
	Kirin Brewery Co., Ltd.	69,000	622,959
	Kissei Pharmaceutical Co., Ltd.	2,000	38,194
*	Kobayashi Pharmaceutical Co., Ltd.	1,800	45,385
	Kobe Steel, Ltd.	166,000	240,046
*	Koei Co., Ltd.	1,700	37,699
	Koito Manufacturing Co., Ltd.	4,000	34,124
	Kokuyo Co., Ltd.	6,000	68,471
	Komatsu, Ltd.	55,000	338,464
*	Komeri Co., Ltd.	2,300	55,125
	Komori Corp.	4,000	56,237
	Konami Co., Ltd.	7,500	168,100
	Konica Corp.	32,000	413,905
	Kose Corp.	2,450	92,648
#	Koyo Seiko Co.	11,000	128,234
	Kubota Corp.	88,000	442,380
	Kuraray Co., Ltd.	20,000	149,931
	Kuraya Sanseido, Inc.	11,300	138,569
	Kurita Water Industries, Ltd.	7,000	94,622
	Kyocera Corp.	11,400	836,624
	KYORIN Pharmaceutical Co., Ltd.	4,000	58,389
	Kyowa Exeo Corp.	5,000	34,706
	Kyowa Hakko Kogyo Co., Ltd.	23,000	159,181
	Kyushu Electric Power Co., Inc.	28,300	540,008
	Lawson Inc.	7,300	259,779
	Lion Corp.	14,000	82,476
#	Lopro Corp.	2,100	15,130
	Mabuchi Motor Co., Ltd.	3,000	210,860
	Makita Corp.	7,000	103,177
	Marubeni Corp.	83,000	198,335
	Marui Co., Ltd.	21,500	284,918
	Maruichi Steel Tube, Ltd.	4,000	70,211
	Matsumotokiyoshi Co., Ltd.	2,400	61,427
	Matsushita Electric Industrial Co., Ltd.	144,188	1,942,392
	Matsushita Electric Works, Ltd.	62,000	502,668
#	Mazda Motor Corp.	89,000	288,843
	Meiji Dairies Corp.	16,000	86,660
	Meiji Seika Kaisha, Ltd. Tokyo	17,000	70,329
	Meitec Corp.	1,800	65,074
	Millea Holdings, Inc.	114	1,574,902
	Minebea Co., Ltd.	18,000	76,575
*	Misumi Corp.	1,900	50,475
	Mitsubishi Chemical Corp.	132,000	355,611
	Mitsubishi Corp.	111,000	1,150,142
	Mitsubishi Electric Corp.	130,000	629,925

	Mitsubishi Estate Co., Ltd.	87,000	980,136
	Mitsubishi Gas Chemical Co., Inc.	27,000	114,638
	Mitsubishi Heavy Industries, Ltd.	201,000	545,086
	Mitsubishi Logistics Corp.	7,000	62,462
	Mitsubishi Materials Corp.	60,000	127,581
# *	Mitsubishi Motors Corp.	82,000	70,713
#	Mitsubishi Paper Mills, Ltd.	13,000	19,106
#	Mitsubishi Pharma Corp.	39,000	440,178
	Mitsubishi Rayon Co., Ltd.	30,000	99,568
#	Mitsubishi Securities Co., Ltd.	38,000	397,031
	Mitsubishi Tokyo Financial Group, Inc.	457	4,124,711
	Mitsui & Co., Ltd.	100,000	814,821
	Mitsui Chemicals, Inc.	50,000	254,760
	Mitsui Engineering and Shipbuilding Co., Ltd.	36,000	55,036
	Mitsui Fudosan Co., Ltd.	41,000	454,187
	Mitsui Marine & Fire Insurance Co., Ltd.	90,790	807,078
	Mitsui Mining and Smelting Co., Ltd.	26,000	106,057
	Mitsui O.S.K. Lines, Ltd.	74,000	440,562
	Mitsui Trust Holdings	55,000	397,768
	Mitsukoshi, Ltd.	23,000	110,221
	Mitsumi Electric Co., Ltd.	3,700	38,494
	Mizuho Holdings, Inc.	898	3,646,041
	Mori Seiki Co., Ltd.	4,000	31,812
	Morinaga Milk Industry Co., Ltd.	8,000	33,903
	Murata Manufacturing Co., Ltd.	12,700	626,534
	Musashino Bank, Ltd.	1,300	47,716
	Nagase & Co., Ltd.	4,000	31,590
#	Nagoya Railroad Co., Ltd.	40,000	136,535
	Namco, Ltd.	2,200	55,460
	Nanto Bank, Ltd.	9,000	39,685
	NEC Corp.	112,000	718,451
	NEC Fielding, Ltd.	2,700	54,700
*	NEC Soft, Ltd.	1,300	30,795
	Net One Systems Co., Ltd.	26	93,972
	NGK Insulators, Ltd.	19,000	155,385
	NGK Spark Plug Co., Ltd.	11,000	113,170
	NHK Spring Co., Ltd.	10,000	70,927
	Nichicon Corp.	3,700	43,507
	Nichii Gakkan Co.	1,760	46,807
	Nichirei Corp.	13,000	44,539
	Nidec Corp.	5,100	490,235
	Nifco, Inc.	2,000	30,596
	Nikko Cordial Corp.	130,000	584,711
	Nikon Corp.	21,000	194,583
	Nintendo Co., Ltd., Kyoto	10,100	1,082,809
	Nippon Electric Glass Co., Ltd.	10,000	226,418
	Nippon Express Co., Ltd.	65,000	334,424
	Nippon Kayaku Co., Ltd.	9,000	48,732
	Nippon Light Metal Co., Ltd.	24,000	53,909
	Nippon Meat Packers, Inc., Osaka	12,000	142,484
	Nippon Mining Holdings, Inc.	56,000	258,233
	Nippon Mitsubishi Oil Corp.	86,000	538,049

	Nippon Paint Co., Ltd.	8,000	30,540
	Nippon Sanso Corp.	14,000	72,332
	Nippon Sheet Glass Co., Ltd.	20,000	72,268
	Nippon Shinpan Co., Ltd.	13,000	43,421
	Nippon Shokubai Co., Ltd.	9,000	68,000
	Nippon Steel Corp.	414,000	951,323
	Nippon System Development Co., Ltd.	900	16,161
	Nippon Telegraph & Telephone Corp.	1,673	7,265,797
	Nippon Television Network Corp.	1,690	254,970
	Nippon Unipac Holding, Tokyo	68	324,993
	Nippon Yusen KK	77,000	399,529
	Nipponkoa Insurance Co., Ltd.	47,000	280,440
	Nishimatsu Construction Co., Ltd.	10,000	31,823
	Nishimatsuya Chain Co., Ltd.	800	28,292
	Nishi-Nippon Bank, Ltd.	27,000	98,864
*	Nishi-Nippon Railroad Co., Ltd.	17,000	50,563
	Nissan Chemical Industries, Ltd.	10,000	80,002
	Nissan Motor Co., Ltd.	395,300	4,306,658
	Nissan Shatai Co., Ltd.	3,000	18,554
	Nissay Dowa General Insurance Co., Ltd.	20,000	102,690
	Nisshin Seifun Group, Inc.	12,000	119,743
	Nisshin Steel Co., Ltd.	52,000	111,071
	Nisshinbo Industries, Inc.	9,000	63,773
*	Nissho Iwai-Nichmen Holdings Corp.	10,000	36,565
	Nissin Food Products Co., Ltd.	8,400	213,152
	Nitto Denko Corp.	9,200	404,362
	NOK Corp.	13,000	409,033
	Nomura Research Institute, Ltd.	3,600	327,808
	Nomura Securities Co., Ltd.	110,000	1,519,018
	Noritake Co., Ltd.	4,000	16,130
	NSK, Ltd.	28,000	123,545
	NTN Corp.	22,000	119,885
	NTT Data Corp.	274	767,993
	NTT Docomo, Inc.	4,499	8,366,747
	Obayashi Corp.	38,000	186,474
	Obic Co., Ltd.	500	99,517
	Odakyu Electric Railway Co., Ltd.	36,000	192,551
	Ogaki Kyoritsu Bank, Ltd.	13,000	66,230
	Oji Paper Co., Ltd.	69,000	416,629
*	Okasan Securities Co., Ltd.	8,000	44,960
*	Oki Electric Industry Co., Ltd.	30,000	103,898
#	Okumura Corp.	11,000	52,418
	Olympus Optical Co., Ltd.	14,000	265,966
	Omron Corp.	14,600	313,919
	Ono Pharmaceutical Co., Ltd.	7,200	322,179
	Onward Kashiyama Co., Ltd.	10,000	140,547
	Oracle Corp. Japan	13,800	716,571
*	Orient Corp.	31,000	83,013
	Oriental Land Co., Ltd.	8,500	527,468
	Orix Corp.	4,260	437,744
	Osaka Gas Co., Ltd.	132,000	365,095
	OSG Corp.	4,000	43,738

*	Otsuka Corp.	1,400	80,523
	Paris Miki, Inc.	1,900	40,755
*	Park24 Co., Ltd.	1,500	48,908
	Pioneer Electronic Corp.	10,100	222,061
	Promise Co., Ltd.	6,500	413,443
	Q.P. Corp.	6,000	50,091
	Rengo Co., Ltd.	12,000	59,308
*	Resona Holdings, Inc.	1,147,000	1,871,635
	Ricoh Co., Ltd., Tokyo	43,000	845,800
	Rinnai Corp.	3,000	86,718
	Rohm Co., Ltd.	6,600	678,305
	Round One Corp.	25	52,206
	Ryoshoku, Ltd.	1,700	51,023
*	Sagami Railway Co., Ltd.	19,000	60,347
	Saizeriya Co., Ltd.	1,300	20,388
	San In Godo Bank, Ltd.	8,000	59,889
	Sanden Corp.	7,000	47,894
	Sanken Electric Co., Ltd.	6,000	64,730
	Sankyo Co, Ltd.	7,400	278,990
	Sankyo Co., Ltd.	26,300	551,568
*	Sankyo Seiki Manufacturing Co., Ltd.	5,000	47,111
#	Sanrio Co., Ltd.	3,000	32,693
	Santen Pharmaceutical Co., Ltd.	4,100	76,302
	Sanwa Shutter Corp.	10,000	49,332
	Sanyo Electric Co., Ltd.	112,000	383,431
	Sapporo Breweries, Ltd.	19,000	66,877
	Sapporo Hokuyo Holdings, Inc.	17	107,388
	Secom Co., Ltd.	13,000	480,982
*	Sega Enterprises, Ltd.	10,800	143,035
#	Seibu Railway Co., Ltd.	38,000	417,219
#	Seiko Corp.	3,000	18,777
	Seino Transportation Co., Ltd.	10,000	94,515
*	Seiyu, Ltd.	28,000	73,194
	Sekisui Chemical Co., Ltd.	31,000	233,850
	Sekisui House, Ltd.	47,000	473,679
	Seven-Eleven Japan Co., Ltd.	80,000	2,448,714
	Seventy-seven (77) Bank, Ltd.	20,000	120,347
	SFCG Co., Ltd.	760	158,674
	Sharp Corp. Osaka	67,000	937,027
	Shiga Bank, Ltd.	11,000	55,055
	Shikoku Bank, Ltd.	9,000	52,051
	Shikoku Electric Power Co., Inc.	14,800	265,015
	Shima Seiki Manufacturing Co., Ltd.	1,500	45,892
	Shimachu Co., Ltd.	2,200	52,877
	Shimadzu Corp.	12,000	58,731
	Shimamura Co., Ltd.	2,400	175,416
	Shimano, Inc.	6,600	150,459
	Shimizu Corp.	52,000	230,170
	Shin-Etsu Chemical Co., Ltd.	25,400	888,459
*	Shinko Electric Industries Co., Ltd.	1,600	52,313
	Shinko Securities Co., Ltd.	47,000	146,713
	Shionogi & Co., Ltd.	19,000	307,075

	Shiseido Co., Ltd.	23,000	295,993
	Shizuoka Bank, Ltd.	42,000	317,762
	Showa Corp.	2,300	28,987
	Showa Denko KK	59,000	136,611
	Showa Shell Sekiyu KK	29,200	257,063
	Skylark Co., Ltd.	6,500	117,313
	SMBC Friend Securities Co., Ltd.	16,500	98,632
	SMC Corp.	4,600	442,662
*	Snow Brand Milk Products Co., Ltd.	12,000	36,084
	Softbank Corp.	24,300	1,043,912
*	Sohgo Security Services Co.,Ltd.	4,400	56,381
	Sony Corp.	51,800	1,794,887
	Square Enix Co., Ltd.	7,600	205,232
	Stanley Electric Co., Ltd.	10,300	154,828
*	Sumisho Computer Systems Corp.	1,600	40,685
	Sumitomo Bakelite Co., Ltd.	12,000	74,066
	Sumitomo Chemical Co., Ltd.	106,000	475,007
	Sumitomo Corp.	76,000	554,821
	Sumitomo Corporation’s Leasing, Ltd.	1,900	68,478
	Sumitomo Electric Industries, Ltd.	44,000	403,436
	Sumitomo Forestry Co., Ltd.	8,000	81,078
*	Sumitomo Heavy Industries, Ltd.	31,000	95,199
	Sumitomo Metal Industries, Ltd. Osaka	314,000	364,233
	Sumitomo Metal Mining Co., Ltd.	29,000	191,011
#	Sumitomo Mitsui Financial Group, Inc.	250	1,515,950
	Sumitomo Osaka Cement Co., Ltd.	14,000	32,674
*	Sumitomo Real Estate Sales Co., Ltd.	1,200	46,899
	Sumitomo Realty & Development Co., Ltd.	29,000	318,217
	Sumitomo Rubber	13,000	114,855
	Sumitomo Special Metals Co., Ltd.	2,000	32,929
	Sumitomo Trust & Banking Co., Ltd.	103,000	624,200
	Suruga Bank, Ltd.	12,000	89,211
	Suzuken Co., Ltd.	6,080	165,208
	Suzuki Motor Corp.	43,100	703,214
	Sysmex Corp.	800	28,042
*	T&D Holdings, Inc.	5,900	267,730
	Taiheiyo Cement Corp.	45,000	107,243
	Taisei Corp.	52,000	178,617
	Taisho Pharmaceutical Co., Ltd.	28,000	534,812
	Taiyo Yuden Co., Ltd.	5,000	58,211
	Takara Shuzo Co., Ltd.	10,000	64,887
	Takara Standard Co., Ltd.	5,000	28,532
	Takashimaya Co., Ltd.	16,000	146,028
	Takeda Chemical Industries, Ltd.	49,000	2,215,298
	Takefuji Corp.	10,350	723,835
	Takuma Co., Ltd.	2,000	15,251
# *	TC Properties Co., Ltd.	54,500	188,923
	TDK Corp.	7,400	490,400
	Teijin, Ltd.	50,000	173,876
	Teikoku Oil Co., Ltd.	16,000	85,298
	Terumo Corp.	13,000	292,596
	THK Co., Ltd.	5,800	98,951

	TIS, Inc.	2,000	72,999
	Tobu Railway Co., Ltd.	43,000	162,011
	Toda Corp.	14,000	55,453
	Toho Co., Ltd.	11,200	160,518
	Toho Gas Co., Ltd.	29,000	91,950
	Tohuku Electric Power Co., Inc.	28,700	490,138
	Tokai Rika Co., Ltd.	2,000	35,707
*	Tokai Rubber Industries, Ltd.	4,000	52,080
	Tokuyama Corp.	11,000	49,242
	Tokyo Broadcasting System, Inc.	11,200	178,088
	Tokyo Electric Power Co., Ltd	81,800	1,887,382
	Tokyo Electron, Ltd.	10,100	518,495
#	Tokyo Gas Co., Ltd.	157,000	577,303
*	Tokyo Seimitsu Co., Ltd.	1,600	47,248
	Tokyo Steel Manufacturing Co., Ltd.	8,600	144,829
	Tokyo Style Co., Ltd.	4,000	43,493
	Tokyo Tatemono Co., Ltd.	12,000	66,824
	Tokyo Tomin Bank, Ltd.	1,300	29,970
#	Tokyu Corp.	66,000	317,336
*	Tokyu Land Corp.	20,000	59,500
*	Tomen Corp.	35,000	48,182
	TonenGeneral Sekiyu KK	24,000	200,187
*	Toppan Forms Co., Ltd.	3,500	42,613
	Toppan Printing Co., Ltd.	43,000	445,692
	Toray Industries, Inc.	79,000	374,963
	Toshiba Corp.	180,000	665,322
	Toshiba TEC Corp.	11,000	47,232
	Tosoh Corp.	30,000	107,121
	Tostem Inax Holding Corp.	20,240	384,267
	Toto, Ltd.	22,000	218,007
	Toyo Ink Manufacturing Co., Ltd.	7,000	25,202
	Toyo Seikan Kaisha, Ltd.	13,300	224,840
	Toyo Suisan Kaisha, Ltd.	5,000	61,771
	Toyobo Co., Ltd.	37,000	91,060
	Toyoda Gosei Co., Ltd.	8,900	189,730
	Toyota Auto Body Co., Ltd.	3,700	60,071
	Toyota Industries Corp.	15,300	349,978
	Toyota Motor Credit Corp.	235,000	9,276,813
	Toyota Tsusho Corp.	16,000	172,897
	Trans Cosmos, Inc.	1,000	32,705
	Trend Micro Inc.	8,000	348,976
	Tsumura & Co.	2,000	30,748
*	Ube Industries, Ltd.	37,000	50,500
	UFJ Holdings, Inc.	343	1,731,488
	UFJ Tsubasa Securities Co. Ltd.	36,000	152,806
	Uni-Charm Corp.	4,600	229,475
	Uniden Corp.	3,000	59,909
	Union Tool Co.	800	25,873
	UNY Co., Ltd.	9,000	101,966
	Ushio Inc.	7,000	114,470
	USS Co., Ltd.	1,720	125,714
	Victor Co. of Japan, Ltd.	16,000	147,224

	Vodafone Holdings KK	222	579,602
	Wacoal Corp.	7,000	68,922
	World Co., Ltd.	2,000	60,365
	Xebio Co., Ltd.	800	23,409
# *	Yahoo Japan Corp.	106	56,805
	Yakult Honsha Co., Ltd.	10,000	152,581
	Yamada Denki Co., Ltd.	5,300	191,463
	Yamaguchi Bank, Ltd.	10,000	102,116
	Yamaha Corp.	11,000	164,343
	Yamaha Motor Co., Ltd.	19,000	280,478
	Yamanashi Chuo Bank, Ltd.	6,000	33,487
	Yamanouchi Pharmaceutical Co., Ltd.	21,500	746,051
	Yamato Transport Co., Ltd.	26,000	396,332
	Yamazaki Baking Co., Ltd.	12,000	108,008
	Yaskawa Electric Corp.	8,000	40,537
	Yasuda Fire & Marine Insurance Co., Ltd.	66,000	618,830
#	Yasuda Trust & Banking Co., Ltd.	392,000	692,027
	Yokogawa Electric Corp.	12,000	132,018
	Yokohama Rubber Co., Ltd.	14,000	56,399
	York-Benimaru Co., Ltd.	1,800	45,082
	Zeon Corp.	11,000	75,486
TOTAL COMMON STOCKS (Cost $180,752,280)			171,874,710

INVESTMENT IN CURRENCY — (0.2%)
*	Japanese Yen		1,241,212
(Cost $1,239,183)
TOTAL — JAPAN (Cost $181,991,463)			173,115,922

FRANCE — (8.6%)
COMMON STOCKS — (8.6%)
	Accor SA	10,940	463,085
#	AGF (Assurances Generales de France SA)	11,361	651,214
*	Air France	17,167	263,575
	Air Liquide SA	6,105	958,836
	Air Liquide SA	11,395	1,793,312
*	Alcatel SA	71,900	846,216
*	Alstom SA	154,356	82,900
	Arcelor SA	29,800	510,162
*	Atos Origin	4,218	230,154
	Aventis	44,765	3,742,993
	AXA	98,764	2,030,195
	BNP Paribas SA	50,518	3,072,586
	Bollore Technologies SA	203	63,458
	Bouygues	23,338	805,687
*	Business Objects SA	5,500	102,420
*	Cap Gemini SA	7,550	215,106
	Carrefour	40,100	1,888,062

	Casino Guichard Perrachon	8,149	644,376
	Cie Generale D’Optique Essilor Intenational SA	5,570	341,873
	Clarins SA	724	48,666
	Compagnie de Saint-Gobain	19,436	980,701
	Compagnie Francaise d’Etudes et de Construction Technip SA	1,790	268,771
	Dassault Systemes SA	8,592	369,945
	Dior (Christian) SA	12,496	718,710
	Eiffage SA	1,388	127,060
	Euler-Hermes SA	2,212	118,367
	Faurecia SA	312	22,214
	Fimalac SA	560	21,334
	France Telecom SA	214,256	5,071,495
	Gecina SA	4,100	340,620
	Generale des Establissements Michelin SA Series B	8,009	425,297
	Groupe Danone	15,284	1,225,653
	Havas SA	12,513	59,866
	Hermes International SA	3,224	609,784
	Imerys SA	4,000	249,810
*	JC Decaux SA	11,662	228,263
	Klepierre SA	1,862	134,597
	LaFarge SA	10,032	864,127
	LaFarge SA Prime Fidelity	8,912	764,112
	Lagardere S.C.A. SA	7,700	463,775
	L’Oreal	54,455	3,633,616
	LVMH (Louis Vuitton Moet Hennessy)	38,886	2,498,447
	Metropole Television SA	5,305	132,612
	Neopost SA	1,118	67,658
	NRJ Group	972	19,387
	Pernod-Ricard SA	3,950	488,815
	Peugeot SA	14,955	900,091
	Pinault Printemps Redoute SA	9,055	828,977
	Publicis Groupe	14,334	388,761
	Remy Cointreau SA	1,518	52,918
	Renault SA	18,294	1,472,134
	Rexel SA	4,248	178,287
	SA Des Galeries Lafayette	710	119,956
	Sagem SA	2,355	221,156
#	Sanofi Synthelabo	58,191	4,138,915
	Schneider SA	12,889	809,869
*	Scor SA	28,551	41,174
	SEB SA Prime Fidelite 2002	953	100,110
	SEB SA Prime Fidelity	990	103,952
	Societe BIC SA	3,600	153,711
	Societe des Ciments de Francais	737	60,396
	Societe Generale d’Enterprise SA	4,640	496,586
	Societe Generale Paris	25,658	2,201,460
	Societe Television Francaise 1	15,483	436,807
	Sodexho Alliance SA	10,509	277,247
	Somfy Interational SA	134	24,839
	Ste des Autoroutes du Sud de la France	21,079	921,101
	Stmicroelectronics NV	53,696	917,136
	Suez (ex Suez Lyonnaise des Eaux)	56,220	1,094,591

	Thales SA	13,914	471,165
	Thomson Multimedia	15,000	285,785
	Total SA	35,906	7,025,000
	Unibail SA	2,500	282,944
	Valeo SA	5,000	197,481
	Veolia Environnement SA	26,535	686,568
*	Vivendi Universal SA	59,936	1,489,018
	Wendel Investissement	3,661	178,830
	Zodiac SA	4,460	147,646

TOTAL — FRANCE (Cost $61,128,013)			65,364,523

SWITZERLAND — (6.6%)
COMMON STOCKS — (6.5%)
*	ABB, Ltd.	153,897	874,067
*	Actelion, Ltd.	1,600	149,101
	Adecco SA	16,973	791,908
	Baloise-Holding	3,300	125,022
	BKW FMB Energie AG	250	118,373
*	Ciba Spezialitaetenchemie Holding AG	4,525	274,913
	Cie Financiere Richemont AG Series A	46,023	1,178,839
	Clariant AG	15,571	189,854
*	Credit Swisse Group	79,897	2,497,657
*	Fischer (Georg) AG, Schaffhausen	145	35,736
*	Forbo Holding AG, Eglisau	102	21,231
	Geberit AG	314	223,114
#	Givaudan SA	573	355,518
#	Holcim, Ltd.	19,103	1,025,658
	Julius Baer Holding AG	610	164,219
*	Kudelski SA	3,084	89,489
	Kuehne & Nagel International AG	2,100	313,434
	Kuoni Reisen Holding AG	180	65,197
*	Lindt & Spruengli AG	9	110,117
*	Logitech International SA	3,319	150,354
	Lonza Group AG	2,970	131,666
	Nestle SA, Cham und Vevey	27,430	6,491,915
	Nobel Biocare Holding AG	1,700	240,204
	Novartis AG	220,160	10,216,672
	Phonak Holding AG	4,487	135,587
	Publicitas Holding SA, Lausanne	104	31,798
	Roche Holding AG Bearer	20,860	2,536,690
	Roche Holding AG Genusschein	47,253	4,588,962
	Schindler Holding AG	210	57,723
	Schindler Holding AG	1,320	416,354
	Serono SA	1,309	836,085
	Societe Generale de Surveillance Holding SA	820	448,642
	Straumann Holding AG	1,620	317,350
	Sulzer AG, Winterthur	165	46,296
	Swatch Group AG	2,692	332,259

*	Swiss Life AG	2,440	264,672
	Swiss Reinsurance Co., Zurich	21,855	1,239,247
#	Swisscom AG	8,789	2,907,183
*	Syngenta AG	7,749	697,059
#	Synthes, Inc.	10,130	1,082,702
	Tecan Group AG	627	16,194
#	The Swatch Group AG	18,164	464,644
	UBS AG	81,701	5,500,272
	Unaxis Holding AG	912	78,286
	Valora Holding AG	209	45,726
*	Zurich Financial SVCS AG	9,704	1,358,333
TOTAL COMMON STOCKS (Cost $41,791,446)			49,236,322

INVESTMENT IN CURRENCY — (0.1%)
*	Swiss Francs		844,285
(Cost $837,056)
TOTAL — SWITZERLAND (Cost $42,628,502)			50,080,607

GERMANY — (6.3%)
COMMON STOCKS — (6.3%)
	Aachener und Muenchener Beteiligungs AG	2,668	187,725
	Adidas-Salomon AG	2,400	309,000
# *	Aixtron AG	2,400	11,369
	Allianz AG	24,396	2,360,015
	Altana AG	12,941	704,423
	BASF AG	31,350	1,704,235
	Bayer AG	41,798	1,079,857
	Bayerische Motorenwerke AG	53,168	2,205,956
*	Bayerische Vereinsbank AG	46,769	769,199
	Beiersdorf AG	9,793	954,935
*	Commerzbank AG	35,774	589,685
	Continental AG	7,400	384,764
*	D. Logistics AG	1,200	2,016
	DaimlerChrysler AG	60,804	2,536,375
	Deutsche Bank AG	33,308	2,282,158
	Deutsche Boerse AG	5,900	285,561
*	Deutsche Lufthansa AG	40,705	475,055
	Deutsche Post AG	117,563	2,346,015
*	Deutsche Telekom AG	328,718	5,762,524
	Douglas Holding AG	1,500	42,277
	E.ON AG	39,605	2,822,126
*	Epcos AG	2,800	42,242
	Fraport AG	5,153	162,494
*	Freenet.De AG	2,562	37,712
	Fresenius Medical Care AG	6,183	451,981
	Gehe AG	8,507	561,517
	Hannover Rueckversicherungs AG	10,250	334,592

*	Heidelberger Druckmaschinen AG	5,055	149,467
	Heidelberger Zement AG	7,569	333,211
	Hochtief AG	2,695	63,161
*	Hypo Real Estate Holding AG	6,387	204,215
*	Infineon Technologies AG	43,704	428,699
	Karstadt Quelle AG	7,555	119,768
	Linde AG	8,543	459,348
	MAN AG	9,287	316,605
	Medion AG	2,850	44,540
	Merck KGAA	2,700	142,368
	Metro AG	32,829	1,525,033
*	MG Technologies AG	11,945	152,590
	Munchener Rueckversicherungs-Gesellschaft AG	15,448	1,469,383
	Oldenburgische Landesbank AG	969	77,135
#	Preussag AG	11,487	212,403
	Puma AG	800	196,060
	Rwe AG (Neu)	800	33,234
	Rwe AG (NEU) Series A	34,998	1,717,543
	SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)	23,855	3,476,319
	Schering AG	10,800	600,917
*	SGL Carbon AG	1,750	17,595
	Siemens AG	49,807	3,434,037
	Stada Arzneimittel AG	2,242	44,975
#	Suedzucker AG	14,706	274,934
	ThyssenKrupp AG	40,548	759,081
*	T-Online International AG	120,296	1,159,000
	United Internet AG	1,321	27,123
	Volkswagen AG	22,746	879,957
*	WCM Beteiligungs AG	11,608	14,146

TOTAL — GERMANY (Cost $53,512,122)			47,738,655

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	Amcor, Ltd.	61,317	318,151
	AMP, Ltd.	111,330	494,768
	Ansell, Ltd.	12,403	74,130
	APN News & Media, Ltd.	41,230	131,566
	Aristocrat Leisure, Ltd.	33,879	168,909
#	Australand Property Group	51,394	64,969
	Australia & New Zealand Banking Group, Ltd.	129,724	1,686,556
	Australian Gas Light Co.	31,475	297,042
	Australian Stock Exchange, Ltd.	5,600	61,923
	AWB, Ltd.	24,478	79,156
#	AXA Asia Pacific Holdings, Ltd.	183,374	503,086
	Bendigo Bank, Ltd.	9,556	68,433
	BHP Billiton, Ltd.	266,555	2,486,686
*	Billabong International, Ltd.	14,171	94,292

	Bluescope Steel, Ltd.	51,941	290,190
	Boral, Ltd.	36,452	181,546
	Brambles Industries, Ltd.	66,718	319,235
	Brickworks, Ltd.	9,442	75,684
*	Burns, Philp & Co., Ltd.	147,539	73,178
	Caltex Australia, Ltd.	26,353	170,928
	Coca-Cola Amatil, Ltd.	35,542	182,318
	Cochlear, Ltd.	3,100	42,196
	Coles Myer, Ltd.	92,654	588,492
	Commonwealth Bank of Australia	87,566	1,877,621
	Computershare, Ltd.	34,090	86,175
	CSL, Ltd.	13,947	255,788
	CSR, Ltd.	55,115	89,976
	Davids Limited	40,676	77,874
	Deutsche Office Trust	44,700	37,754
	Flight Centre, Ltd.	6,023	82,372
	Foodland Associates, Ltd.	8,315	100,636
	Foster’s Group, Ltd.	150,976	499,479
	Futuris Corp., Ltd.	42,265	53,612
	General Property Trust	75,385	189,949
	Gunns, Ltd.	4,909	49,960
*	Hardman Resources NL	33,188	46,080
	Harvey Norman Holdings, Ltd.	106,176	222,045
	Iluka Resources, Ltd.	15,365	50,709
	Insurance Australiz Group, Ltd.	119,754	432,219
	James Hardies Industries NL	30,184	115,882
	John Fairfax Holdings, Ltd.	55,963	151,599
	Leighton Holdings, Ltd.	23,641	164,313
	Lend Lease Corp., Ltd.	31,264	247,832
	Lion Nathan, Ltd.	54,575	274,588
	Macquarie Bank, Ltd.	14,837	357,257
	Macquarie Infrastructure Group	70,403	176,855
	Mayne Group, Ltd.	49,547	142,384
	Mirvac, Ltd.	47,801	153,528
	National Australia Bank, Ltd.	109,574	2,067,091
#	National Foods, Ltd.	17,881	58,813
	Newcrest Mining, Ltd.	21,576	229,698
	News Corp., Ltd.	189,021	1,475,721
	News Corp., Ltd. Pref Ordinary	332,164	2,472,046
	Onesteel, Ltd.	36,779	75,783
	Orica, Ltd.	17,929	206,252
	Origin Energy, Ltd.	46,223	193,540
*	Oxiana, Ltd.	52,556	29,613
	Paperlinx, Ltd.	29,331	109,787
	Patrick Corp., Ltd.	43,910	164,267
	Perpetual Trustees Australia, Ltd.	1,977	64,545
#	Publishing and Broadcasting, Ltd.	79,505	769,374
	QBE Insurance Group, Ltd.	47,261	424,766
	Quantas Airways, Ltd.	226,274	546,836
	Rinker Group, Ltd.	67,094	414,836
	Rio Tinto, Ltd.	35,325	904,578
*	Rural Press, Ltd.	5,203	31,315

	Santos, Ltd.	38,543	179,696
*	Scigen	11,443	568
	Sigma Co., Ltd.	7,216	41,577
	Sonic Healthcare, Ltd.	16,529	109,567
*	Sons of Gwalia, Ltd.	7,201	6,647
*	Southcorp, Ltd.	49,137	119,362
	St. George Bank, Ltd.	36,194	552,052
	Stockland Trust Group	33,243	132,391
	Suncorp-Metway, Ltd.	36,688	388,253
	Tabcorp Holdings, Ltd.	35,034	372,727
	Telstra Corp., Ltd.	738,313	2,503,626
	Ten Network Holdings, Ltd.	28,370	67,983
	Toll Holdings, Ltd.	27,283	211,556
	Transurban Group	32,295	128,146
	Washington H. Soul Pattinson & Co., Ltd.	15,297	88,139
	Wesfarmers, Ltd.	26,721	568,625
	West Australian Newspapers Holdings, Ltd.	10,881	58,095
*	Westfield Group Stapled	37,972	413,739
	Westpac Banking Corp.	129,564	1,544,839
#	WMC Resources, Ltd.	75,345	267,229
	WMC, Ltd.	75,646	290,612
	Woodside Petroleum, Ltd.	64,150	821,000
	Woolworths, Ltd.	72,557	649,907
TOTAL COMMON STOCKS (Cost $26,547,220)			34,145,118

INVESTMENT IN CURRENCY — (0.0%)
*	Australian Dollar		378,274
(Cost $374,482)
TOTAL — AUSTRALIA (Cost $26,921,702)			34,523,392

NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
	ABN AMRO Holding NV	131,296	2,795,966
	Aegon NV	128,176	1,372,932
*	Air France	2,614	39,837
	AKZO Nobel NV	22,764	768,039
	Buhrmann NV	6,020	48,566
	DSM NV	9,342	455,541
	Elsevier NV	57,907	742,955
*	Getronics NV	27,590	47,049
*	Hagemeyer NV	21,897	38,859
	Heineken Holding NV Series A	35,623	951,624
#	Heineken NV	68,773	2,079,078
	Hunter Douglas NV	4,740	208,501
	IHC Caland NV	2,194	105,611
	ING Groep NV	187,149	4,583,912
*	Koninklijke Ahold NV	145,070	900,274

	Koninklijke KPN NV	228,968	1,760,907
	Koninklijke Philips Electronics NV	100,021	2,319,858
*	Norit NV	34,890	450,584
*	Nutricia (Verenigde Bedrijven) NV	13,101	412,662
	Oce NV	4,991	76,183
	Randstad Holdings NV	15,786	482,254
	Royal Dutch Petroleum Co., Den Haag	156,179	7,911,362
	TNT Post Groep NV	53,995	1,254,649
	Unilever NV	43,439	2,603,979
	Vedior NV	15,338	209,178
	VNU NV	19,433	496,569
	Wolters Kluwer NV	21,861	360,845
TOTAL COMMON STOCKS (Cost $35,977,117)			33,477,774

RIGHTS/WARRANTS — (0.0%)
*	ABN AMRO Holding NV Coupons 09/24/04	127,829	0
*	Aegon NV Coupons 09/13/04	128,176	0
*	Air France Warrants 11/06/07	2,377	2,080
TOTAL RIGHTS/WARRANTS (Cost $4,469)			2,080

TOTAL — NETHERLANDS (Cost $35,981,586)			33,479,854

ITALY — (3.5%)
COMMON STOCKS — (3.5%)
	Acea SpA	4,000	38,141
	AEM SpA	68,413	126,393
*	Alitalia Linee Aeree Italiane SpA Series A	50,000	11,731
	Alleanza Assicurazioni SpA	43,804	459,420
	Assicurazioni Generali SpA, Trieste	58,514	1,530,069
*	Autogrill SpA, Novara	11,752	169,469
*	Autostade SpA	23,807	477,024
*	Banca Antoniana Popolare Veneta SpA	9,599	198,484
	Banca Fideuram SpA	50,948	252,098
	Banca Monte Dei Paschi di Siena SpA	144,464	422,835
*	Banca Nazionale del Lavoro SpA	101,562	235,558
	Banca Popolare di Lodi Scarl	9,804	91,157
	Banca Popolare di Milano	14,520	89,753
*	Banco Popolare Bergamo SpA	10,779	174,463
	Banco Popolare di Verona e Novara SpA	16,000	263,868
	Benetton Group SpA	6,950	76,002
	Bulgari SpA	13,000	122,004
	Capitalia SpA	100,360	308,213
	Cassa di Risparmio di Firenze SpA	21,455	38,334
	CIR SpA (Cie Industriale Riunite), Torino	11,019	21,507
	Compagnia Assicuratrice Unipol SpA	19,148	72,689
	Credito Emiliano SpA	8,048	66,817

	Credito Italiano	327,819	1,574,144
*	E.Biscom SpA	1,997	97,707
# *	Edison SpA	259,396	430,687
	Eni SpA	198,578	4,079,715
	Ente Nazionale per L’Energia Elettrica SpA	417,320	3,229,937
# *	Fiat SpA	39,286	282,143
*	Finecogroup SpA	14,490	78,084
	Finmeccanica SpA	385,000	256,230
	Gruppo Editoriale L’espresso SpA	16,000	82,742
*	Hera SpA	11,755	26,220
	Intesabci SpA	328,116	1,205,585
	Italcementi SpA	6,680	91,000
	Luxottica Group SpA	31,211	525,120
	Mediaset SpA	69,650	715,217
	Mediobanca SpA	34,000	406,523
#	Mediolanum SpA	37,338	223,095
	Mondadori (Arnoldo) Editore SpA	10,500	96,046
	Pirelli & Co. SpA	93,332	90,441
	RAS SpA (Riunione Adriatica di Sicurta)	42,262	747,093
	SAI SpA (Sta Assicuratrice Industriale), Torino	3,906	85,023
	Saipem SpA	19,566	207,282
	San Paolo-IMI SpA	69,542	780,789
	Seat Pagine Gialle SpA	317,888	121,064
*	Seat Pagine Gialle SpA, Torino	3,041	1,087
	SNAM Rete Gas SpA	118,692	532,917
*	SNIA SpA	9,248	2,473
	Societe Cattolica di Assicurazoni Scarl SpA	934	36,182
*	Sorin SpA	13,872	37,595
	Telecom Italia Mobile SpA	534,875	2,850,447
	Telecom Italia SpA	701,433	2,104,395
# *	Tiscali SpA	13,000	36,222
TOTAL COMMON STOCKS (Cost $25,019,964)			26,279,234

PREFERRED STOCKS — (0.0%)
*	Fiat SpA	3,000	14,168
(Cost $43,047)

RIGHTS/WARRANTS — (0.0%)
*	Fiat SpA Warrants 01/31/07	1,677	283
(Cost $0)
TOTAL — ITALY (Cost $25,063,011)			26,293,685

SPAIN — (3.0%)
COMMON STOCKS — (3.0%)
	Acciona SA	4,613	283,920
	Acerinox SA	14,000	190,085
	Actividades de Construccion y Servicios SA	22,866	389,564

*	Antena 3 Television	898	44,389
	Autopistas Concesionaria Espanola SA	39,788	715,441
	Banco Bilbao Vizcaya SA	182,100	2,433,655
	Banco de Andalucia	655	55,697
	Banco de Sabadell SA	10,406	206,937
#	Banco de Valencia SA	4,264	91,721
#	Banco Pastor SA	1,281	38,651
#	Banco Popular Espanol SA, Madrid	14,722	797,822
	Banco Santander Central Hispanoamerica SA	271,784	2,672,533
	Bankinter SA	3,867	142,151
	Cementos Portland SA	1,338	76,713
#	Cia Espanola de Petroleous SA	10,942	399,029
	Compania de Distribucion Integral Logista SA	1,457	61,430
	Coporacion Financiera Reunida SA	6,070	63,120
	Corporacion Mapfre Compania Internacional de Reaseguros SA	12,760	145,273
	Ebro Puleva SA	2,892	33,414
	Enagas SA	11,325	125,687
	Endesa SA, Madrid	60,300	1,118,595
	Fomento de Construcciones y Contratas SA	9,577	350,890
	Gamesa Corporacion Tecnologica SA	9,072	128,249
	Gas Natural SA, Buenos Aires	35,972	857,939
#	Grupo Ferrovial SA	10,223	468,273
#	Iberdrola SA	51,300	1,048,358
#	Iberia Lineas Aereas de Espana SA	57,296	150,979
	Indra Sistemas SA	7,600	97,335
	Industria de Diseno Textil SA	51,131	1,176,949
	Metrovacesa SA	3,614	156,691
	Promotora de Informaciones SA	13,866	220,339
	Red Electrica de Espana SA	6,151	104,192
	Repsol SA	75,700	1,568,884
	Sociedad General de Aguas de Barcelona SA	6,253	109,672
*	Sogecable SA	5,430	196,987
#	Sol Melia SA	8,400	68,238
	Tabacalera SA	15,900	495,796
	Tele Pizza SA	7,000	12,529
	Telefonica de Espana SA	282,457	4,031,417
	Telefonica Publicidad e Informacion SA	23,179	152,289
	Union Fenosa SA	19,200	426,866
	Vallehermoso SA	17,641	241,385
#	Zardoya Otis SA	9,831	204,263
	Zardoya Otis SA	983	20,424
#	Zeltia SA	10,500	69,573
TOTAL COMMON STOCKS (Cost $17,965,392)			22,444,344

RIGHTS/WARRANTS — (0.0%)
*	Sacyr Vallerhermoso SA Rights 09/09/04	17,641	6,005
(Cost $0)
TOTAL — SPAIN (Cost $17,965,392)			22,450,349

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
# *	Ainax AB	1,922	61,783
	Alfa Laval AB	7,600	107,611
	Assa Abloy AB Series B	22,300	269,754
	Atlas Copco AB Series A	9,300	330,740
	Atlas Copco AB Series B	3,600	116,875
	Axfood AB	3,550	91,314
	Billerud AB	3,200	49,789
	Castellum AB	2,200	55,173
*	Drott Series AB	4,700	68,425
	Electrolux AB Series B	18,500	339,379
	Eniro AB	8,200	62,231
	Gambro AB Series A	17,800	191,816
	Gambro AB Series B	5,200	55,149
	Getinge AB	11,600	129,045
	Hennes & Mauritz AB Series B	62,400	1,631,190
	Hoganas AB Series B	1,300	29,611
	Holmen AB Series B	5,100	146,020
*	Lundin Petroleum AB	14,500	72,276
*	Modern Times Group AB Series B	1,800	34,142
#	Netcom AB Series B	8,700	329,375
	Nordic Baltic Holdings AB	220,548	1,694,766
*	OMHEX AB	6,500	69,238
	Sandvik AB	16,700	572,805
	Scania AB	4,000	130,081
	Scania AB Series B	5,400	176,781
	Securitas AB Series B	20,900	260,533
	Skandia Insurance AB	63,500	230,913
	Skandinaviska Enskilda Banken Series A	55,100	777,583
	Skanska AB Series B	22,500	202,954
	SSAB Swedish Steel Series A	3,500	61,457
	SSAB Swedish Steel Series B	1,400	23,429
	Svenska Cellulosa AB Series B	13,300	500,563
	Svenska Handelsbanken Series A	47,200	908,521
	Svenska Kullagerfabriken AB Series A	2,300	85,760
	Svenska Kullagerfabriken AB Series B	5,200	191,380
	Swedish Match AB (Frueher Svenska Taendsticks AB)	20,400	206,993
	Tele2 AB Series A	800	30,462
*	Telefon AB L.M. Ericsson Series B	984,800	2,670,204
	Telia AB	461,900	2,187,072
	Tietoenator Corp. AB	3,400	90,336
	Trelleborg AB Series B	4,200	63,219
	Volvo AB Series A	10,100	332,037
	Volvo AB Series B	22,300	764,012
	WM-Data AB Series B	8,500	16,350
TOTAL COMMON STOCKS (Cost $14,817,376)			16,419,147

INVESTMENT IN CURRENCY — (0.0%)
* Swedish Krona		162,461
(Cost $162,047)
TOTAL — SWEDEN (Cost $14,979,423)		16,581,608

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
ASM Pacific Technology, Ltd.	12,000	40,185
Bank of East Asia, Ltd.	64,910	178,518
Cathay Pacific Airways, Ltd.	191,000	336,367
Cheung Kong Holdings, Ltd.	105,600	912,698
Cheung Kong Infrastructure Holdings, Ltd.	99,000	245,598
China Merchants Holdings (International) Co., Ltd.	54,000	82,433
China Unicom, Ltd.	366,000	269,310
CLP Holdings, Ltd.	110,400	638,988
CNOOC, Ltd.	931,500	436,813
Dah Sing Banking Group, Ltd.	720	1,449
Dah Sing Financial Holdings, Ltd.	3,659	26,335
Esprit Holdings, Ltd.	54,541	263,101
Giordano International, Ltd.	40,000	22,494
Hang Lung Development Co., Ltd.	24,000	37,110
Hang Lung Properties, Ltd.	113,500	165,833
Hang Seng Bank, Ltd.	110,200	1,470,813
Henderson Investment, Ltd.	97,000	125,920
Henderson Land Development Co., Ltd.	97,000	476,229
* Hong Kong and China Gas Co., Ltd.	166,000	299,565
Hong Kong Electric Holdings, Ltd.	93,707	418,939
Hong Kong Exchanges & Clearing, Ltd.	48,000	105,320
Hopewell Holdings, Ltd.	38,000	82,486
Hutchison Whampoa, Ltd.	229,500	1,810,308
Hysan Development Co., Ltd.	42,159	73,281
I-Cable Communications, Ltd.	9,854	3,132
Johnson Electric Holdings, Ltd.	168,000	170,387
Kerry Properties, Ltd.	18,000	32,647
Kowloon Motor Bus Holdings, Ltd.	1,200	5,684
Legend Group, Ltd.	174,000	54,696
Li & Fung, Ltd.	126,000	161,910
MTR Corp., Ltd.	84,500	129,812
New World Development Co., Ltd.	128,860	122,058
NWS Holdings Ltd.	27,000	30,392
* PCCW, Ltd.	235,265	156,384
SCMP Group, Ltd.	39,198	14,868
Shangri-La Asia, Ltd.	99,872	92,787
# Sino Land Co., Ltd.	180,644	134,739
Smartone Telecommunications Holdings, Ltd.	23,000	25,190
Sung Hungkai Properties, Ltd.	123,706	1,154,206
Swire Pacific, Ltd. Series A	42,500	302,354
Techtronic Industries Co., Ltd.	56,000	88,308
Television Broadcasts, Ltd.	20,000	83,138

Texwinca Holdings, Ltd.	60,000	51,622
Wharf Holdings, Ltd.	118,542	392,991
Wheelock and Co., Ltd.	51,000	72,401
Wing Hang Bank, Ltd.	4,500	29,468
# Yue Yuen Industrial (Holdings), Ltd.	69,000	166,460
TOTAL COMMON STOCKS (Cost $11,755,826)		11,995,727

INVESTMENT IN CURRENCY — (0.0%)
* Hong Kong Dollars		10,555
(Cost $10,555)
TOTAL — HONG KONG (Cost $11,766,381)		12,006,282

FINLAND — (1.3%)
COMMON STOCKS — (1.3%)
Amer-Yhtymae Oyj Series A	1,500	70,161
* Elisa Communications Corp.	10,063	119,376
Fortum Oyj	98,888	1,389,198
KCI Konecranes International Oyj	700	25,165
Kemira Oyj	6,000	74,611
Kesko Oyj	6,400	139,741
Kone Corp.	5,140	310,400
Metso Oyj	10,444	134,520
M-real Oyj Series B	9,000	62,013
Nokia Oyj	342,121	4,041,643
Nokian Renkaat Oyj	500	51,292
Orion-Yhtyma Oyj Series A	1,300	37,357
Orion-Yhtyma Oyj Series B	2,000	57,600
Outokumpu Oyj Series A	15,900	248,654
# Pohjola Group P.L.C. Series D	9,600	100,876
Rautaruukki Oyj Series K	8,700	79,366
Sampo Insurance Co., Ltd.	58,700	580,311
Sanoma-Wsoy Oyj Series A	1,391	25,989
Sanoma-Wsoy Oyj Series B	13,063	239,919
Stora Enso Oyj Series R	67,900	913,837
Tietoenator Corp.	4,300	113,741
Upm-Kymmene Oyj	45,800	876,923
Uponor Oyj Series A	2,300	79,189
Wartsila Corp. Oyj Series B	2,900	68,254

TOTAL — FINLAND (Cost $10,198,180)		9,840,136

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
AGFA-Gevaert NV, Mortsel	7,300	201,460

	Algemene Mij Voor Nijverheidskredit Almanij	7,480	468,759
	Barco (New) NV	400	33,334
	Bekaert SA	700	43,939
	Cie Martime Belge SA	300	45,282
	Cofinimmo SA	200	27,919
	Colruyt SA Halle	1,700	224,133
	Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean	3,600	202,631
	Dexia SA	50,657	875,359
	D’Ieteren SA	290	59,136
	Electrabel SA	2,900	973,469
	Exmar NV	300	16,913
	Fortis AG	53,679	1,198,778
	Groupe Bruxelles Lambert	2,500	156,848
	Interbrew SA	24,477	785,765
	KBC Bancassurance Holding SA	15,700	946,895
*	Mobistar SA	2,500	171,276
	Omega Pharma SA	500	25,093
	Solvay SA	4,400	370,916
	UCB SA	7,600	370,789
*	Umicore-Strip VVPR	55	8
	Union Miniere SA	1,155	77,873

TOTAL — BELGIUM (Cost $6,287,275)			7,276,575

SINGAPORE — (0.8%)
COMMON STOCKS — (0.8%)
	Allgreen Properties, Ltd.	41,000	25,441
*	Capitacommercial Trust	23,100	14,838
	Capitaland, Ltd.	115,500	107,544
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	71,372
	City Developments, Ltd.	32,000	119,256
	Comfortdelgro Corp., Ltd.	81,000	59,564
	Creative Technology Co., Ltd.	3,000	32,137
	Cycle & Carriage, Ltd.	6,073	24,733
	DBS Group Holdings, Ltd.	75,000	685,359
	Fraser & Neave, Ltd.	11,100	91,014
	Great Eastern Holdings, Ltd.	21,000	142,466
	Haw Par Brothers International, Ltd.	2,248	6,570
	Keppel Corp., Ltd.	32,000	133,127
	Keppel Land, Ltd.	22,000	23,223
*	MobileOne, Ltd.	23,000	21,652
	Neptune Orient Lines, Ltd.	47,000	77,595
	Overseas Chinese Banking Corp., Ltd.	63,300	492,756
	Overseas Union Enterprise, Ltd.	6,000	25,271
	Parkway Holdings, Ltd.	20,000	14,998
	Sembcorp Industries, Ltd.	78,000	59,859
	Sembcorp Logistics, Ltd.	39,000	49,725
	Sembcorp Marine, Ltd.	55,000	32,845
	Singapore Airlines, Ltd.	79,000	513,755

Singapore Land, Ltd.	11,000	27,934
Singapore Press Holdings, Ltd.	68,000	171,942
Singapore Technologies Engineering, Ltd.	155,000	190,415
Singapore Telecommunications, Ltd.	1,302,000	1,742,889
Smrt Corporation, Ltd.	59,000	23,937
* St Assembly test Services, Ltd.	38,000	25,079
United Overseas Bank, Ltd.	76,000	591,399
United Overseas Land, Ltd.	22,000	28,588
Venture Manufacturing (Singapore), Ltd.	10,000	99,627
Wing Tai Holdings, Ltd.	22,166	11,622
TOTAL COMMON STOCKS (Cost $6,360,599)		5,738,532

INVESTMENT IN CURRENCY — (0.0%)
* Singapore Dollars		68,018
(Cost $67,946)

RIGHTS/WARRANTS — (0.0%)
* City Developments, Ltd. Warrants 05/10/06	3,200	7,138
(Cost $0)
TOTAL — SINGAPORE (Cost $6,428,545)		5,813,688

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
Allied Irish Banks P.L.C.	69,869	1,100,586
Anglo Irish Bank Corp. P.L.C.	27,140	453,341
Bank of Ireland P.L.C.	78,224	1,051,681
CRH P.L.C.	43,200	980,819
DCC P.L.C.	4,814	84,484
* Elan Corp. P.L.C.	31,310	697,971
Fyffes P.L.C.	17,987	39,791
Grafton Group P.L.C.	15,596	133,246
Greencore Group P.L.C.	13,520	48,471
IAWS Group P.L.C.	8,593	105,620
Independent News & Media P.L.C.	67,983	164,129
Irish Permanent P.L.C.	21,828	333,101
Kerry Group P.L.C.	19,308	401,986
* Ryanair Holdings P.L.C.	32,702	170,323
* Waterford Wedgwood P.L.C.	57,541	10,544

TOTAL — IRELAND (Cost $4,882,763)		5,776,093

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
Bang & Olufsen Holding A.S. Series B	290	16,579

	Carlsberg A.S. Series B	3,475	161,112
	Codan A.S.	500	20,599
	Coloplast A.S. Series B	970	94,432
	Dampskibsselskabet Svendborg A.S.	268	1,818,439
	Danisco A.S.	2,450	122,705
	Danske Bank A.S.	37,956	918,336
	DSV, De Sammensluttede Vognmaend A.S.	880	43,789
	East Asiatic Co., Ltd.	900	39,521
*	Falck A.S.	3,480	25,473
*	FLS Industries	890	10,066
	GN Great Nordic A.S.	9,620	85,995
*	Group 4 Securicor A.S.	28,536	59,679
	H. Lundbeck A.S.	15,202	274,277
	ISS A.S.	1,763	87,066
*	Jyske Bank A.S.	1,330	80,774
	Koebenhavns Lufthavne	280	39,888
	NKT Holding A.S.	1,100	25,018
	Novo-Nordisk A.S. Series B	14,150	756,801
	Novozymes A.S. Series B	2,830	118,961
	Sydbank A.S.	240	36,012
	Tele Danmark A.S.	12,110	427,218
*	TK Development	614	1,499
*	Topdanmark A.S.	1,300	81,262
*	Vestas Wind Systems A.S.	5,866	76,403
*	William Demant Holding	3,260	126,652
TOTAL COMMON STOCKS (Cost $4,535,827)			5,548,556

INVESTMENT IN CURRENCY — (0.0%)
*	Danish Krone		4,790
(Cost $4,708)
TOTAL — DENMARK (Cost $4,540,535)			5,553,346

NORWAY — (0.5%)
COMMON STOCKS — (0.5%)
*	Aker Kvaerner OGEP ASA	467	8,720
*	Aker Yards AS	288	4,085
	Den Norske Bank ASA Series A	46,600	355,010
*	Merkantildata ASA	6,800	4,017
	Nera ASA	6,300	14,384
	Norsk Hydro ASA	16,900	1,054,754
	Norske Skogindustrier ASA Series A	5,000	83,393
*	Opticom ASA	600	4,096
	Orkla ASA Series A	11,471	290,006
	Schibsted ASA	2,700	52,757
	Smedvig ASA Series A	3,800	44,820
	Statoil Den Norske Stats Oljeselskap ASA	60,601	773,634
	Storebrand ASA	14,500	97,213

Tandberg ASA Series A	5,600	50,162
Telenor ASA	71,341	516,802
Tomra Systems ASA	9,200	34,176
* Yara International ASA	16,900	149,840
TOTAL COMMON STOCKS (Cost $2,702,092)		3,537,869

INVESTMENT IN CURRENCY — (0.0%)
* Norwegian Krone		775
(Cost $760)
TOTAL — NORWAY (Cost $2,702,852)		3,538,644

GREECE — (0.4%)
COMMON STOCKS — (0.4%)
Alpha Credit Bank	10,164	247,720
Athens Water Supply & Sewage Co. S.A.	4,100	23,966
Attica Enterprises S.A. Holdings	3,130	9,345
Bank of Piraeus S.A.	6,510	72,654
Commercial Bank of Greece	3,700	76,504
Cosmote Mobile Telecommunications S.A.	12,260	198,379
EFG Eurobank Ergasias S.A.	17,470	383,095
Hellenic Bottling Co. S.A.	14,210	337,919
Hellenic Duty Free Shops S.A.	2,000	36,368
Hellenic Petroleum S.A.	13,100	105,681
Hellenic Technodomiki S.A.	4,680	19,512
Hellenic Tellecommunication Organization Co. S.A.	32,460	411,220
Intracom S.A.	3,310	12,856
* Mailis (M.J.) S.A.	2,800	10,703
National Bank of Greece	17,270	377,988
Public Power Corp. of Greece	13,790	331,722
Titan Cement Co.	2,280	55,729
Viohalco S.A.	2,800	20,563

TOTAL — GREECE (Cost $2,366,737)		2,731,924

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
Banco Comercial Portugues SA	181,382	382,137
Banco Espirito Santo e Comercial de Lisboa	19,360	316,571
BPI SGPS SA	44,098	155,036
Brisa Auto Estradas de Portugal SA	27,775	204,372
Cimpor Cimentos de Portugal SA	34,848	177,205
Electricidade de Portugal SA	153,781	426,834
* Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho Administracao e Participacoes Financeiros SA)	7,355	79,543

	Portugal Telecom SA	62,730	639,699
	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	6,410	138,582
	Sonae SGPS SA	108,923	114,189

	TOTAL — PORTUGAL (Cost $2,757,903)		2,634,168

	AUSTRIA — (0.2%)
	COMMON STOCKS — (0.2%)
*	Bank Austria Creditanstalt AG	514	32,625
	Bohler Uddeholm AG	480	40,190
	BWT AG	880	19,666
	Erste Bank der Oesterreichischen Sparkassen AG	10,924	416,138
	EVN AG	674	34,741
	Flughafen Wien AG	579	33,251
*	Immofinanz Immobilien Anlagen AG	8,273	67,018
	Mayr-Melnhof Karton AG	472	62,498
	Oesterreichische Elektrizitaetswirtschafts AG	810	146,728
	OMV AG	1,728	395,540
*	RHI AG, Wien	778	16,841
	Telekom Austria AG	20,547	287,318
*	VA Technologie AG	805	52,448
	Voestalpine AG	1,479	72,547
	Wienerberger AG	4,007	145,357

	TOTAL — AUSTRIA (Cost $1,192,426)		1,822,906

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Auckland International Airport, Ltd.	18,875	91,645
	Carter Holt Harvey, Ltd.	124,305	201,890
	Contact Energy, Ltd.	47,343	180,842
	Fisher & Paykel Apppliances Holdings, Ltd.	14,080	38,942
	Fisher & Paykel Healthcare Corp.	6,279	55,691
	Fletcher Building, Ltd.	28,054	95,272
	Independent Newspapers, Ltd. (Auckland)	21,417	69,925
	Sky City Entertainment Group, Ltd.	28,614	85,498
# *	Sky Network Television, Ltd.	17,139	60,253
	Telecom Corporation of New Zealand, Ltd.	135,960	511,042
*	Tower, Ltd.	25,408	30,981
	Warehouse Group, Ltd.	14,200	43,128
	TOTAL COMMON STOCKS (Cost $955,327)		1,465,109

INVESTMENT IN CURRENCY — (0.0%)
* New Zealand Dollar		4,709
(Cost $4,680)
TOTAL — NEW ZEALAND (Cost $960,007)		1,469,818

EMU — (0.1%)
INVESTMENT IN CURRENCY — (0.1%)
Euro Currency		905,662
(Cost $898,822)

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (5.1%)

Repurchase Agreement, Deutsche Bank Securities 1.55%, 09/01/04 (Collateralized by $32,492,612 U.S. TIPS 1.875%, 07/15/13, valued at $31,546,226) to be repurchased at $31,547,584 (Cost $31,546,226)	$31,546	31,546,226
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $7,575,000 FHLMC Notes 1.85%, 11/17/04, valued at $7,603,406) to be repurchased at $7,491,285 (Cost $7,491,000) ^	7,491	7,491,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,037,226)		39,037,226

TOTAL INVESTMENTS — (100.0%)
(Cost $729,539,800)††		$758,817,475

†	See Security Valuation Note.
^	Security purchased with cash proceeds from securities on loan.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $730,351,504.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

	Face Amount	Value †
	(000)

UNITED STATES — (46.5%)

BONDS — (24.7%)
Bayerische Landesbank
2.875%, 10/15/08	$7,600	$7,356,557
5.875%, 12/01/08	9,600	10,405,910
3.200%, 04/15/09	10,000	9,728,980
Citigroup, Inc.
3.625%, 02/09/09	7,000	6,980,547
Fifth Third Bank
3.375%, 08/15/08	11,035	10,958,605
General Electric Capital Corp.
3.250%, 06/15/09	33,800	33,001,475
Gillette Co.
2.875%, 03/15/08	14,700	14,482,852
2.500%, 06/01/08	6,500	6,335,830
Procter & Gamble Co.
6.125%, 05/08/08	27,400	29,827,640
4.300%, 08/15/08	4,200	4,341,603
Toyota Motor Credit Corp.
2.875%, 08/01/08	28,000	27,384,616
US Bank NA
3.400%, 03/02/09	30,250	29,729,912
Wal-Mart Stores, Inc.
6.875%, 08/10/09	33,590	38,163,883
Wells Fargo & Co.
3.125%, 04/01/09	32,090	31,261,693
Westdeutsche Landesbank
6.050%, 01/15/09	32,200	34,917,905
TOTAL BONDS (Cost $294,432,125)		294,878,008

AGENCY OBLIGATIONS — (21.8%)
Federal Farm Credit Bank
3.625%, 10/24/08	72,000	72,309,816
Federal Home Loan Bank
3.625%, 11/14/08	39,000	39,163,722
3.625%, 11/14/08	5,000	5,020,990
3.000%, 04/15/09	10,000	9,759,320
Federal Home Loan Mortgage Corporation
5.125%, 10/15/08	16,000	17,052,224
5.750%, 03/15/09	16,000	17,437,424

3.375%, 04/15/09	8,000	7,918,560
Federal National Mortgage Association
5.250%, 01/15/09	12,500	13,359,562
3.250%, 02/15/09	52,000	51,327,172
Tennessee Valley Authority
5.375%, 11/13/08	24,400	26,142,477
TOTAL AGENCY OBLIGATIONS (Cost $259,812,726)		259,491,267

TOTAL — UNITED STATES (Cost $554,244,851)		554,369,275

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.4%)
BONDS — (14.4%)
African Development Bank
3.250%, 08/01/08	23,000	22,776,946
Asian Development Bank
5.948%, 05/20/09	33,500	36,937,100
European Investment Bank
3.375%, 03/16/09	33,435	33,470,976
Inter-American Development Bank
5.375%, 11/18/08	9,000	9,697,122
Inter-American Development Bank @
5.625%, 06/29/09	7,800	6,324,772
International Finance Corp.
3.750%, 06/30/09	33,035	33,424,450
World Bank (International Bank for Reconstruction & Development) Corporate Bonds
5.125%, 03/13/09	27,300	29,137,563
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS (Cost $170,020,366)		171,768,929

CANADA — (8.8%)
BONDS — (8.3%)
BP Canada Finance
3.625%, 01/15/09	11,394	11,374,482
Canada Mortgage and Housing Corp.
3.375%, 12/01/08	15,400	15,415,785
Canadian Government
5.250%, 11/05/08	26,300	28,280,390
Province of British Columbia
5.375%, 10/29/08	7,670	8,229,910
Province of Ontario
5.500%, 10/01/08	32,520	35,012,985
TOTAL BONDS (Cost $98,027,918)		98,313,552

INVESTMENT IN CURRENCY — (0.5%)
* Canadian Dollars		6,390,668
(Cost $6,415,500)
TOTAL — CANADA (Cost $104,443,418)		104,704,220

GERMANY — (8.0%)
BONDS — (8.0%)
Deutsche Postbank AG
5.500%, 02/17/09	8,000	8,601,600
KFW International Finance, Inc.
3.250%, 03/30/09	30,800	30,588,342
Landeskreditbank Baden-Wuerttemberg - Foerderbank
3.000%, 09/30/08	24,200	23,677,280
Landwirtschaft Rentenbank
3.750%, 06/15/09	33,000	33,017,226
TOTAL — GERMANY (Cost $95,562,275)		95,884,448

FRANCE — (4.4%)
BONDS — (4.4%)
Dexia Credit Local
5.500%, 01/21/09	20,115	21,673,913
Total Capital SA
3.500%, 01/05/09	30,900	30,893,820
TOTAL — FRANCE (Cost $52,713,061)		52,567,733

SPAIN — (4.3%)
BONDS — (4.3%)
Institut de Credito Oficial
3.875%, 07/15/09	33,045	33,412,460
Spain (Kingdom of)
5.875%, 07/28/08	16,000	17,448,960
TOTAL — SPAIN (Cost $50,230,574)		50,861,420

NETHERLANDS — (3.8%)
BONDS — (3.8%)
Nederlandse Waterschapsbank NV
2.750%, 12/30/08	19,300	18,668,890
Rabobank Nederland
5.500%, 09/17/08	25,000	26,907,500
TOTAL — NETHERLANDS (Cost $45,731,079)		45,576,390

NORWAY — (2.9%)
BONDS — (2.9%)
Eksportfinans ASA
4.375%, 07/15/09	33,150	34,007,624
(Cost $33,506,547)

FINLAND — (2.7%)
BONDS — (2.7%)
Republic of Finland
3.250%, 05/15/09	32,700	32,357,304
(Cost $31,573,929)

AUSTRIA — (1.6%)
BONDS — (1.6%)
Republic of Austria
6.250%, 05/19/08	17,657	19,456,425
(Cost $19,303,342)

JAPAN — (1.4%)
BONDS — (1.4%)
Nippon Telegraph & Telephone Corp.
6.000%, 03/25/08	15,110	16,355,109
(Cost $16,477,869)

UNITED KINGDOM — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
* British Pound Sterling		6,251
(Cost $5,413)

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.2%)

Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $14,496,000 FHLMC Notes 1.85%, 11/17/04, valued at $14,550,360) to be repurchased at $14,335,546	$14,335	14,335,000
(Cost $14,335,000)

TOTAL INVESTMENTS — (100.0%) (Cost $1,188,147,724)††		$1,192,250,128

†              See Security Valuation Note.

*              Non-Income Producing Securities.

††             The cost for federal income tax purposes is $1,188,147,724.

Organization

The DFA Investment Dimensions Group Inc.  (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. The Trust consists of thirty-six portfolios, of which three are included in this document.

Security Valuation

Securities held by the DFA Real Estate Securities Portfolio (the “Portfolio)  which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP").  If there is no last reported sale price or NOCP for the day, the Portfolio values it securities at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

Securities held by the Large Cap International Portfolio (“LCI”) which are listed on a securities exchange are valued at the last quoted sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

LCI  will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of LCI are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time LCI prices its shares at the close of the NYSE, LCI will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on LCI’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of LCI has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by LCI utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of LCI.  When LCI uses fair value pricing, the values assigned to LCI’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by the DFA Five-Year Global Fixed Income Portfolio are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.  Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2004

(Unaudited)

		Shares	Value †

SOUTH KOREA – (11.2%)
COMMON STOCKS — (11.2%)
	Aekyung Petrochemical Co., Ltd.	10,140	$120,337
*	Anam Semiconductor, Inc.	296,459	668,579
	Asia Cement Manufacturing Co., Ltd.	9,438	226,018
*	AUK Corp.	24,000	62,340
	Baiksan Co., Ltd.	41,550	32,862
	Boo Kook Securities Co., Ltd.	17,385	87,549
	BYC Co., Ltd.	810	28,195
	Byuck San Corp.	230	2,165
	Byuck San Engineering and Construction Co., Ltd.	87,860	262,035
*	Capro Corp.	16,830	22,224
	Cheil Industrial, Inc.	80,314	1,098,715
	Cho Kwang Leather Co., Ltd.	4,860	12,585
	Choil Aluminium Mfg. Co., Ltd.	5,770	20,156
	Chon Bang Co., Ltd.	2,520	68,237
*	Chong Kun Dang	11,299	41,309
	Choong Wae Pharmaceutical	9,816	117,504
*	Choongnam Spinning Co., Ltd.	714	2,270
	Chosun Refractories Co., Ltd.	7,370	127,060
*	CKD Bio Corp.	3,109	8,329
*	D.I Corp.	65,430	94,924
	Dae Chang Industrial Co.	6,170	19,979
	Dae Dong Industrial Co., Ltd.	3,930	14,847
*	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	40,820
	Dae Sang Corp.	82,740	216,875
	Dae Won Kang Up Co., Ltd.	13,100	139,328
*	Dae Young Packaging Co., Ltd.	356,210	20,139
	Daeduck Industries Co., Ltd.	28,400	237,586
	Daegu Bank Co., Ltd.	193,922	1,130,019
	Daehan Flour Mills Co., Ltd.	2,525	84,491
	Daehan Synthetic Fiber Co., Ltd.	2,000	22,252
	Daelim Industrial Co., Ltd.	66,570	2,535,902
*	Daelim Trading Co., Ltd.	27,140	122,383
	Daesung Industrial Co., Ltd.	7,690	135,070
	Daewoo Engineering & Construction Co., Ltd.	819,780	3,474,367
*	Daewoo International Corp.	64,190	434,040
	Daewoo Motor Sales Corp.	61,560	368,216
*	Daewoo Securities Co., Ltd.	436,970	1,321,472
	Daewoong Co., Ltd.	12,340	56,621
	Dahaam E-Tec Co., Ltd.	5,985	44,275
	Daishin Securities Co., Ltd.	103,481	1,300,180
	Daiyang Metal Co., Ltd.	40,000	37,620
*	Daou Technology, Inc.	60,000	65,745
	DC Chemical Co., Ltd.	38,990	532,716
	Dong Ah Tire Industrial Co., Ltd.	42,420	146,210
	Dong Bu Insurance Co., Ltd.	132,650	648,409
*	Dong Hai Pulp Co., Ltd.	14,310	43,210
	Dong IL Rubber Belt Co., Ltd.	7,253	12,405
	Dong Wha Pharmaceutical Industries Co.	5,167	30,936
*	Dong Won Co., Ltd.	5,520	60,493
	Dong Yang Department Store Co., Ltd.	9,000	36,323
*	Dong Yang Mec	20,680	61,307
	Dong-A Pharmaceutical Co., Ltd.	19,920	284,330
	Dongbu Corp.	46,410	243,227
	Dongbu Hannong Chemical Co., Ltd.	14,890	93,352
	Dongbu Securities Co., Ltd.	22,040	39,125
	Dongbu Steel Co., Ltd.	46,108	341,638
	Dong-II Corp.	4,205	88,654
	Dongkook Industries Co., Ltd.	1,620	4,784

	Dongkuk Steel Mill Co., Ltd.	155,862	1,594,909
*	Dongsu Industrial Co., Ltd.	9,880	92,514
	Dongsung Chemical Industries	3,770	20,631
	Dongwon F&B Co., Ltd.	6,666	212,456
	Dongwon Financial Holding Co., Ltd.	116,926	614,516
*	Dongwon Industries Co., Ltd.	1,876	15,358
	Dongyang Express & Construction Corp.	5,250	54,096
*	Doosan Corp.	41,820	316,172
	Doosan Heavy Industries & Construction Co., Ltd.	314,180	2,331,667
*	Doosan Industrial Development Co., Ltd.	56,680	87,243
	DPI Co., Ltd.	33,340	79,050
	Duck Yang Industry Co., Ltd.	4,000	29,919
*	Enex Co., Ltd.	5,960	31,849
	F&F Co., Ltd.	23,100	28,632
*	First Fire & Marine Insurance Co., Ltd.	40,160	33,527
*	Firstech Co., Ltd.	28,190	14,718
*	Fursys, Inc.	24,120	180,892
	Global & Yuasa Battery Co., Ltd.	11,600	16,489
*	Good Morning Securities Co., Ltd.	283,690	784,222
	Green Cross Corp.	10,540	218,088
*	Gwangju Shinsegae Co., Ltd.	1,590	47,884
	Halla Engineering & Construction Corp.	7,450	30,102
	Han Kuk Carbon Co., Ltd.	25,070	26,983
	Han Wha Corp.	146,740	1,176,018
	Han Yang Securities Co., Ltd.	24,940	56,944
	Hana Securities Co., Ltd.	40,790	194,440
	Handok Pharmaceuticals Co., Ltd.	18,150	131,636
	Hanil Cement Manufacturing Co., Ltd.	15,883	672,969
*	Hanil E-wha Co., Ltd.	79,730	77,980
	Hanil Iron & Steel Co., Ltd.	1,815	18,247
	Hanjin Heavy Industry Co., Ltd.	145,790	657,362
	Hanjin Transportation Co., Ltd.	23,460	222,927
*	Hankook Core Co., Ltd.	7,001	517
	Hankook Cosmetics Co., Ltd.	30,000	23,730
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,392,470
	Hankuk Electric Glass Co., Ltd.	18,620	728,914
	Hankuk Glass Industries, Inc.	22,200	1,149,147
	Hankuk Paper Manufacturing Co., Ltd.	9,800	187,500
*	Hanmi Capital Co., Ltd.	28,690	79,355
	Hansae Co., Ltd.	3,260	31,216
*	Hansol Chemical Co., Ltd.	12,467	48,612
*	Hansol CSN Co., Ltd.	103,640	96,230
	Hansol Paper Co., Ltd.	92,914	719,445
*	Hansol Telecom Co., Ltd.	543	6,319
	Hanwha Chemical Corp.	218,380	1,504,483
	Hanwha Securities Co., Ltd.	62,690	121,374
	Heesung Cable, Ltd.	3,660	29,299
	Histeel Co., Ltd	1,080	9,601
	Hotel Shilla, Ltd.	76,920	374,865
	HS R&A Co., Ltd.	4,980	22,740
	Huchems Fine Chemical Corp.	45,340	143,391
*	Huneed Technologoes Co., Ltd.	90,030	21,945
	Husteel Co., Ltd.	10,370	53,882
	Hwa Sung Industrial Co.	26,510	80,633
	Hwashin Co., Ltd.	42,000	35,451
	Hyosung T & C Co., Ltd.	61,987	505,581
	Hyundai Cement Co., Ltd.	15,435	354,340
*	Hyundai Corp.	6,015	12,467
	Hyundai Department Store Co., Ltd.	37,908	1,135,471
	Hyundai Department Store H & S Co., Ltd.	8,362	96,848
	Hyundai Development Co.	160,560	1,755,134
*	Hyundai Elevator Co., Ltd.	9,180	287,342
	Hyundai Heavy Industries Co., Ltd.	154,760	3,506,824
	Hyundai Hysco	170,820	724,295
	Hyundai Marine & Fire Insurance Co., Ltd.	74,200	215,406
*	Hyundai Merchant Marine Co., Ltd.	193,270	1,774,891
*	Hyundai Mipo Dockyard Co., Ltd.	15,693	282,277
	Hyundai Motor Co., Ltd.	175,920	7,658,162
	Hyundai Pharmaceutical Ind Co., Ltd.	4,200	43,741

*	Hyundai Securities Co., Ltd.	249,730	950,706
	II Dong Pharmaceutical Co., Ltd.	5,840	53,727
*	II Jin Diamond Co., Ltd.	14,730	103,390
	II Sung Pharmaceutical Co., Ltd.	3,990	52,963
	II Yang Pharmaceutical Co., Ltd.	6,107	16,833
	IIShin Spinning Co., Ltd.	3,600	114,077
	INI Steel Co., Ltd.	235,930	2,463,723
	ISU Chemical Co., Ltd.	14,350	79,732
	Je II Pharmaceutical Co.	2,220	45,316
	Jeonbuk Bank, Ltd.	52,970	175,561
*	Jinro, Ltd.	407	15,901
	Joongang Constuction Co., Ltd.	9,880	47,473
*	KDB Capital Corp.	972	1,832
*	Keang Nam Enterprises Co., Ltd.	7,902	26,097
	KEC Corp.	10,630	187,425
	Keyang Electric Machinery Co., Ltd.	71,760	74,010
*	KG Chemical Corp.	111,230	44,934
	Kia Motors Corp.	292,680	2,575,926
	Kodenshi Korea Corp.	38,000	52,155
	Kolon Chemical Co., Ltd.	20,220	99,481
	Kolon Engineering & Construction Co., Ltd.	37,850	80,759
	Kolon Industries, Inc.	32,379	163,696
*	Kolon International	1,905	12,855
	Kolon International Corp.	11,960	51,071
	Korea Cast Iron Pipe Co., Ltd.	44,688	78,927
	Korea Circuit Co.	31,660	85,661
*	Korea Development Co., Ltd.	23,520	162,595
*	Korea Development Leasing Corp.	61,900	80,996
*	Korea Express Co., Ltd.	21,990	364,255
	Korea Fine Chemical Co., Ltd.	7,000	65,751
	Korea Flange Co., Ltd.	6,860	83,099
	Korea Iron & Steel Co., Ltd.	25,230	420,555
	Korea Iron & Steel Works Co., Ltd.	21,294	205,684
	Korea Kolmar Co., Ltd.	35,185	47,956
	Korea Komho Petrochemical	61,750	460,145
	Korea Mutual Savings Bank	14,910	74,974
	Korea Petrochemical Industry Co., Ltd.	12,300	104,959
	Korea Polyol Co., Ltd.	10,556	281,074
	Korea Reinsurance Co., Ltd.	92,790	310,116
	Korea Zinc Co., Ltd.	42,730	700,574
*	Korean Air Co., Ltd.	176,738	2,515,295
	Korean Air Terminal Service Co., Ltd.	3,490	41,945
*	KP Chemical Corp.	201,976	534,879
*	KTB Network, Ltd.	135,720	207,427
	Kukdo Chemical Co., Ltd.	8,710	72,023
	Kukdong City Gas Co., Ltd.	12,780	150,128
*	Kukje Corp.	34,550	31,928
	Kumgang Korea Chemical Co., Ltd.	22,960	2,476,685
	Kumho Industrial Co., Ltd.	89,380	617,968
*	Kunsul Chemical Industrial Co. Ltd	12,700	48,747
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	162,670
	Kyeryong Construction Industrial Co., Ltd.	17,500	175,475
	Kyobo Securities Co., Ltd.	76,680	140,222
	Kyong Dong Boiler Co., Ltd.	3,450	38,208
	Kyungbang Co., Ltd.	1,856	76,602
	LG Cable, Ltd.	68,050	979,008
	LG Engineering & Construction Corp.	104,882	1,979,396
	LG International Corp.	107,834	830,459
*	LG Investment & Securities Co., Ltd.	200,240	1,332,957
	Lotte Confectionary Co., Ltd.	1,170	573,312
	Lotte Sam Kang Co., Ltd.	2,460	171,563
	Meritz Securities Co., Ltd.	73,900	143,528
*	Midopa Co., Ltd.	88,950	458,129
	Motonic Corp.	640	6,812
	Namhae Chemical Corp.	105,810	154,143
	Namyang Dairy Products Co., Ltd.	1,320	350,747
	Nong Shim Holdings Co., Ltd.	1,750	89,581
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	215,890
	Ottogi Corporation	7,320	159,889

*	Pacific Industries, Inc.	12,240	112,365
*	Pantech Co., Ltd.	19,630	79,579
*	PaperCorea, Inc.	19,552	40,111
*	Partsnic Co., Ltd.	11,310	19,170
*	Pohang Coated Steel Co., Ltd.	12,780	211,915
	Poong Lim Industrial Co., Ltd.	32,280	56,158
	Poong San Corp.	66,220	628,977
*	Pum Yang Construction Co., Ltd.	14,380	90,808
	Pusan Bank	200,400	1,223,981
	Pusan City Gas Co., Ltd.	21,560	257,895
	Pyung Hwa Industrial Co., Ltd.	45,370	138,355
*	Regent Securities Co., Ltd.	108,438	96,165
*	Rocket Electric Co., Ltd.	3,460	4,735
*	Saehan Industries, Inc.	95,610	157,711
*	Saehan Media Corp.	31,250	50,100
*	Sam Jin Pharmaceutical Co., Ltd.	2,650	51,802
	Sam Yung Trading Co., Ltd.	13,840	15,825
	Sambu Construction Co., Ltd.	11,175	88,723
	Samhwa Crown and Closure Co., Ltd.	3,100	25,420
	Samhwa Paints Industrial Co., Ltd.	33,600	77,541
*	Samlip Industrial Co., Ltd.	15,670	78,637
	Samsung Climate Control Co., Ltd.	11,990	51,111
	Samsung Corp.	331,070	4,016,134
*	Samsung Engineering Co., Ltd.	84,110	418,933
	Samsung Fine Chemicals	57,050	754,226
	Samsung Heavy Industries Co., Ltd.	491,740	2,170,868
	Samsung Securities Co., Ltd.	103,330	1,785,753
	Samwhan Corp. Co., Ltd.	17,730	87,387
	Samyang Corp.	22,135	410,114
	Samyang Genex Co., Ltd.	5,490	131,824
	Samyang Tongsang Co., Ltd.	2,820	28,459
*	Samyoung Chemical Co., Ltd.	2,820	17,388
*	Samyoung Corp.	6,130	46,673
	Samyoung Electronics Co., Ltd.	39,200	206,947
	Seah Holdings Corp.	4,619	58,336
	Seah Steel Corp.	6,245	70,752
*	Segye Corp.	20,530	31,235
	Sejong Industrial Co., Ltd.	44,050	108,866
	Sejong Securities Co., Ltd.	71,510	131,505
*	Sempio Foods Co.	3,610	16,383
*	Seoul Securities Co., Ltd.	109,220	284,779
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	83,169
	Shin Heung Securities Co., Ltd.	9,130	17,069
	Shin Young Securities Co., Ltd.	18,390	212,678
	Shin Young Wacoal, Inc.	273	8,316
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	91,204
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	175,976
	Shinpoong Pharmaceutical Co., Ltd.	4,540	40,070
*	Shinsegae Engineering & Construction Co., Ltd.	3,980	39,647
*	Shinsung Tongsang Co., Ltd.	21,550	29,073
	Sindo Ricoh	15,060	720,233
*	SK Chemicals Co., Ltd.	37,810	266,344
	SK Gas Co., Ltd.	18,370	357,804
*	SK Networks Co., Ltd.	13,708	160,524
*	SKC Co., Ltd.	57,310	361,792
	Song Woun Industries	24,310	37,778
*	Ssang Bang Wool Co., Ltd.	52,870	119,413
*	Ssangyong Cement Industry Co., Ltd.	587,792	596,694
*	Ssangyong Fire & Marine Insurance Co.	13,190	31,226
*	Ssangyong Motor Co.	158,040	990,842
	STX Corp.	24,376	98,930
*	STX Engine	8,711	18,491
*	Sung Chang Enterprise Co., Ltd.	9,000	59,921
	Sung Shin Cement Co., Ltd.	40,070	667,281
*	Sungwon Corp.	20,600	18,193
*	Sunjin Co., Ltd.	4,240	100,921
*	Sunkyong Securities Co., Ltd.	384,280	176,405
	Tae Kwang Industrial Co., Ltd.	2,380	327,172
	Tae Kyung Industrial Co., Ltd.	63,000	110,195

	Tae Young Corp.	16,270	506,697
	Taegu Department Store Co., Ltd.	19,941	148,286
	Tai Han Electric Wire Co., Ltd.	84,107	523,698
	Tai Lim Packaging Industries Co., Ltd.	4,380	9,922
	The Will-Bes & Co., Ltd.	10,640	20,110
*	Tong Kook Corp.	607	823
*	Tong Yang Investment Bank	166,420	244,091
*	Tong Yang Major Corp.	24,960	40,690
	Tong Yang Moolsan Co., Ltd.	4,560	9,607
*	Tongil Heavy Industries Co., Ltd.	160,770	82,513
*	Trigem Computer, Inc.	60,329	165,505
	TS Corp.	3,881	31,908
	Union Steel Manufacturing Co., Ltd.	12,240	457,516
	Wiscom Co., Ltd.	22,000	55,445
	Woongjin.Com Co., Ltd.	78,940	173,833
	Yoo Sung Enterprise Co., Ltd.	3,780	45,421
	Youlchon Chemical Co., Ltd.	47,300	307,220
*	Young Poong Mining & Construction Corp.	18,030	861
*	Youngbo Chemical Co., Ltd.	33,000	51,399
	Youngone Corp.	108,650	265,194
	Youngpoong Corp.	1,580	67,317
	Yuhan Corp.	5,179	307,615
	Yuhwa Securities Co., Ltd.	17,000	103,398
*	Zinus, Inc.	9,330	24,908
TOTAL COMMON STOCKS (Cost $82,337,264)			102,524,641

RIGHTS/WARRANTS — (0.0%)
*	Union Steel Manufacturing Co., Ltd. Rights 09/17/04	1,958	20,148
(Cost $0)
TOTAL — SOUTH KOREA (Cost $82,337,264)			102,544,789

TAIWAN — (11.0%)
COMMON STOCKS — (10.8%)
*	Abit Computer Co., Ltd.	753,000	324,462
	Abocom Systems, Inc.	105,000	29,101
*	Accton Technology Corp.	607,000	283,078
	Acer, Inc.	1,544,235	2,064,315
*	AGV Products	327,000	70,365
*	Allis Electric Co., Ltd.	86,320	15,790
*	Ambassador Hotel	435,000	206,186
*	Amtran Technology Co., Ltd.	207,000	121,407
*	Apex Science & Engineering Corp.	103,000	16,858
*	Arima Computer Corp.	1,474,000	452,348
	Asia Cement Corp.	3,646,115	2,120,383
	Asia Chemical Corp.	357,000	85,711
	Asia Polymer Corp.	272,160	138,074
*	Askey Computer Co., Ltd.	192,920	107,689
*	Aurora Corp.	210,650	128,668
	Aurora Systems Corp.	157,000	53,236
	Avision, Inc.	56,000	32,167
	Bank of Kaohsiung Co., Ltd.	611,622	393,802
*	Behavior Tech Computer Corp.	544,000	150,144
*	Bes Engineering Corp.	1,577,539	230,998
*	Carnival Industrial Corp.	336,000	58,495
	Cathay Chemical Works, Inc.	131,000	35,320
	Cathay Real Estate Development Co., Ltd.	1,914,421	995,152
*	Central Insurance Co., Ltd.	317,000	114,028
	Central Reinsurance Co., Ltd.	312,840	116,741
*	Chang Hwa Commercial Bank	6,341,459	3,464,864
*	Chang-Ho Fibre Corp.	50,000	20,376
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	22,230
	Cheng Loong Corp.	1,149,480	388,126
*	Chia Her Industrial Co., Ltd.	699,000	71,640
*	Chia Hsin Cement Corp.	778,000	383,710

*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	1,425,000	122,811
	Chia-I Industrial Co., Ltd.	334,000	106,075
*	Chien Tai Cement Co., Ltd.	470,397	28,579
	China Airlines	4,714,940	2,487,270
	China Chemical & Pharmaceutical Co.	300,240	109,796
*	China Development Financial Holdong Co., Inc.	1,130,000	503,608
	China Electric Manufacturing Co., Ltd.	306,000	82,530
*	China General Plastics Corp.	314,000	118,545
*	China Glaze Co., Ltd.	54,000	12,098
*	China Life Insurance Co., Ltd.	698,763	363,746
*	China Man-Made Fiber Co., Ltd.	952,020	454,790
	China Motor Co., Ltd.	469,000	548,971
*	China Petrochemical Development Corp.	1,875,000	277,048
*	China Rebar Co., Ltd.	1,592,000	136,329
	China Steel Structure Co., Ltd.	173,873	82,130
*	China Synthetic Rubber Corp.	385,948	123,959
*	China United Trust & Investment Corp.	851,145	91,761
*	China Wire & Cable Co., Ltd.	379,000	63,240
	Chinatrust Financial Holdings Co., Ltd.	241,686	255,883
	Chin-Poon Industrial Co., Ltd.	397,717	253,213
*	Chun Yu Works & Co., Ltd.	230,000	90,428
	Chun Yuan Steel Industrial Co., Ltd.	442,050	273,755
	Chung Hsin Electric & Machinery Co., Ltd.	512,000	196,410
	Chung Hwa Pulp Corp.	603,419	277,657
*	Chung Shing Textile Co., Ltd.	228,600	6,207
*	Chungwa Picture Tubes Co., Ltd.	1,890,000	825,380
	Clevo Co.	518,848	186,051
	CMC Magnetics Corp.	3,631,000	1,799,386
	Collins Co., Ltd.	328,758	101,252
*	Compeq Manufacturing Co., Ltd.	1,157,000	398,262
*	Compex International Co. Ltd.	46,400	5,318
	Continental Engineering Corp.	1,075,965	465,833
*	Cosmos Bank Taiwan	2,110,000	904,743
	CTCI Corp.	513,156	261,299
	Cyntec Co., Ltd.	33,600	19,592
*	Da-Cin Construction Co., Ltd.	229,000	62,920
*	Delpha Construction Co., Ltd.	357,000	25,492
	Der Pao Construction Co., Ltd.	483,000	116,258
	DFI, Inc.	64,000	28,484
*	Elite Material Co., Ltd.	93,000	28,049
	Elitegroup Computer Systems Co., Ltd.	489,250	174,539
*	Enlight Corp.	250,000	71,232
*	Entie Commercial Bank	2,465,474	709,270
*	ET Internet Technology Corp.	354,676	180,008
	Eten Information Systems, Ltd.	134,000	66,469
	Eternal Chemical Co., Ltd.	798,000	484,271
	Eva Airways Corp.	4,747,136	1,903,883
*	Ever Fortune Industrial Co., Ltd.	409,000	3,965
*	Everest Textile Co., Ltd.	432,178	107,164
	Evergreen International Storage & Transport Corp.	1,411,000	489,447
*	Evergreen Marine Corp., Ltd.	2,047,602	1,866,515
	Everlight Chemical Industrial Corp.	306,950	111,262
*	Everspring Industry Co., Ltd.	206,000	53,482
	Far East Department Stores, Ltd.	1,152,000	566,744
	Far East Textile, Ltd.	6,395,613	3,811,218
	Far Eastern International Bank	825,000	411,526
	Federal Corp.	189,000	112,852
*	FIC Global, Inc.	640,080	174,875
	First Copper Technology Co., Ltd.	322,750	107,921
*	First Financial Holding Co., Ltd.	3,071,000	2,146,689
*	First Hotel	123,000	64,488
	Formosa Taffeta Co., Ltd.	2,331,706	975,002
*	Formosan Rubber Group, Inc.	345,000	126,964
	Formosan Union Chemical Corp.	195,248	70,407
	Fortune Electric Co., Ltd.	191,000	54,327
	Fu I Industrial Co., Ltd.	264,000	57,936
	Fuh-Hwa Financial Holding Co., Ltd.	4,606,993	1,905,368
	Fwuson Industry Co., Ltd.	302,000	55,360
*	G.T.M. Corp.	133,000	47,416

*	Giga Storage Corp.	209,898	84,513
	Giga-Byte Technology Co., Ltd.	372,750	465,625
*	Gold Circuit Electronics, Ltd.	483,140	206,966
*	Goldsun Development & Construction Co., Ltd.	1,235,000	259,340
*	Grand Pacific Petrochemical Corp.	347,000	135,682
	Great China Metal Industry Co., Ltd.	287,000	161,742
	Great Wall Enterprise Co., Ltd.	376,980	88,875
*	Helix Co., Ltd	158,211	44,144
	Hey Song Corp.	594,000	179,450
	Ho Tung Holding Corp.	743,000	233,059
*	Hocheng Corp.	364,000	95,113
	Hong Ho Precision Textile Co., Ltd.	93,890	13,850
	Hong Tai Electric Industrial Co., Ltd.	282,000	79,047
*	Hsinchu International Bank	1,468,940	820,062
	Hsing Ta Cement Co., Ltd.	376,980	108,347
	Hua Eng Wire & Cable Co., Ltd.	702,035	167,916
	Hua Nan Financial Holding Co., Ltd.	80,775	56,706
*	Hualon Corp.	257,040	8,155
*	Hung Ching Development & Construction Co., Ltd.	528,000	63,473
	Hung Poo Construction Corp.	286,000	162,433
*	Hung Sheng Construction Co., Ltd.	642,000	340,596
*	Infodissc Technology Co., Ltd.	716,000	99,578
	International Bank of Taipei	2,686,735	1,786,194
	Inventec Corp.	1,288,550	692,464
*	Jean Co., Ltd.	154,000	30,209
	Jui Li Enterprise Co., Ltd.	195,000	54,142
	Jung Shing Wire Co., Ltd.	123,000	45,083
	Kang Na Hsiung Co., Ltd.	74,272	35,652
*	Kao Hsing Chang Iron & Steel Corp.	360,000	119,081
*	Kee Tai Properties Co., Ltd.	272,000	48,242
	King Yuan Electronics Co., Ltd.	496,173	423,438
*	Kingdom Construction Co., Ltd.	464,000	141,246
	Kinpo Electronics, Inc.	1,385,240	578,681
*	Kuoyang Construction Co., Ltd.	255,000	69,858
*	Kwong Fong Industries Corp.	230,000	24,461
	Lan Fa Textile Co., Ltd.	301,395	83,112
*	Lead Data Co., Ltd.	419,000	99,612
*	Leadtek Research, Inc.	112,000	49,933
*	Lealea Enterprise Co., Ltd.	658,000	113,641
	Lee Chang Yung Chemical Industry Corp.	505,505	183,899
*	Lee Chi Enterprises Co., Ltd.	196,000	71,685
*	Lelon Co., Ltd.	124,000	47,172
*	Leofoo Development Co., Ltd.	238,000	76,658
*	Les Enphants Co., Ltd.	126,000	39,773
*	Li Peng Enterprise Co., Ltd.	513,000	112,762
	Li Shin International Enterprise Corp.	39,900	13,637
	Lien Hwa Industrial Corp.	734,000	218,725
	Ling Sheng PrecisionIndustrial Corp.	211,320	103,553
	Long Bon Development Co., Ltd.	568,000	167,633
	Long Chen Paper Co., Ltd.	507,000	153,774
	Lucky Cement Corp.	449,000	128,327
*	Luxon Electronics Corp.	313,400	70,049
*	Macronix International Co., Ltd.	4,084,000	1,042,796
*	Megamedia Corp.	65,782	1,694
	Mercuries & Associates, Ltd.	559,980	180,117
	Mercuries Data Co., Ltd.	142,657	54,717
	Merida Industry Co., Ltd.	171,000	82,692
*	Microelectronics Technology, Inc.	352,000	134,695
	Micro-Star International Co., Ltd.	812,400	653,046
*	Microtek International, Inc.	115,062	18,162
	Mitac International Corp.	1,391,120	549,894
	Mitac Technology Corp.	52,000	21,682
	Mustek Systems, Inc.	82,500	31,627
*	Namchow Chemical Industrial Co., Ltd.	164,057	30,999
*	Nankang Rubber Tire Co., Ltd.	104,312	125,527
	Nantex Industry Co., Ltd.	186,430	57,122
*	New Asia Construction & Development Co., Ltd.	146,000	22,662
	Nien Hsing Textile Co., Ltd.	118,000	101,829
	Ocean Plastics Co., Ltd.	128,000	60,782

*	Opto Tech Corp.	483,000	127,307
*	Orient Semiconductor Electronics, Ltd.	1,305,855	77,865
*	Pacific Construction Co., Ltd.	324,256	21,638
*	Pacific Electric Wire & Cable Corp.	1,873,020	28,613
	Pan Overseas Electronics Co., Ltd.	187,864	60,929
*	Pan-International Industrial Corp.	192,450	113,404
	Phihong Technology Co., Ltd.	79,110	29,544
	Phoenix Precision Technology Corp.	132,000	61,970
*	Picvue Electronics, Ltd.	604,000	141,560
	Primax Electronics, Ltd.	484,745	115,099
*	Prince Housing & Development Corp.	1,102,000	280,229
*	Procomp Informatics, Ltd.	391,440	73,596
	Prodisc Technology, Inc.	662,085	332,596
	Radium Life Tech	85,534	76,418
	Ralec Electronic Corp.	172,451	77,658
	Realtek Semiconductor Corp.	340,000	398,192
*	Rectron, Ltd.	78,300	12,938
	Rexon Industrial Corp., Ltd.	218,820	69,672
	Ritek Corp.	2,812,518	1,079,384
*	Ruentex Development Co., Ltd.	626,000	101,784
	Sampo Corp.	1,538,850	397,102
*	San Fang Chemical Industry Co., Ltd.	82,280	54,826
	Sanyang Industrial Co., Ltd.	979,000	361,264
	Sanyo Electric Co., Ltd.	351,000	183,176
*	SDI Corp.	191,483	88,083
	Sheng Yu Steel Co., Ltd.	5,000	6,045
	Shihlin Electric & Engineering Corp.	683,000	398,677
*	Shihlin Paper Corp.	81,000	51,359
	Shinkong Co., Ltd.	186,190	88,518
*	Shinkong Synthetic Fibers Co., Ltd.	1,623,000	363,523
	Shinung Corp.	290,700	63,448
*	Silicon Integrated Systems Corp.	1,484,417	700,925
	Siliconware Precision Industries Co., Ltd.	1,128,000	830,307
*	Sin Yih Ceramic Co., Ltd.	211,000	43,656
	Sincere Navigation Corp.	382,052	349,284
*	Sinkong Spinning Co., Ltd.	75,000	27,537
	SinoPac Holdings Co., Ltd.	4,067,998	2,050,576
*	Sintek Photronics Corp.	258,000	125,833
*	Siward Crystal Technology Co., Ltd.	40,790	18,782
*	Solomon Technology Corp.	338,000	85,744
	South East Soda Manufacturing Co., Ltd.	233,000	51,885
*	Southeast Cement Co., Ltd.	497,700	124,984
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	21,818
	Standard Foods Taiwan, Ltd.	288,000	87,413
	Stark Technology, Inc.	58,000	28,592
	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	8,888
*	Systex Corp., Ltd.	1,156,000	439,769
*	Ta Chen Stainless Pipe Co., Ltd.	81,000	58,422
*	Ta Chong Bank	1,394,000	417,451
	Ta Ya Elec Wire & Cable Co., Ltd.	509,860	158,713
	Tah Hsin Industrial Corp.	268,000	69,817
	Ta-I Technology Co., Ltd.	151,200	101,614
*	Taichung Commercial Bank	1,979,000	520,204
*	Tainan Business Bank	749,000	241,712
	Tainan Spinning Co., Ltd.	1,976,000	533,608
*	Taita Chemical Co., Ltd.	223,000	78,854
*	Taitung Business Bank	163,395	18,138
*	Taiwan Business Bank	5,272,120	1,549,938
	Taiwan Cement Corp.	4,415,763	2,215,021
	Taiwan Fire & Marine Insurance Co., Ltd.	278,412	143,614
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	54,080
	Taiwan Glass Ind. Corp.	1,403,896	1,237,750
*	Taiwan Kolin Co., Ltd.	498,000	109,598
	Taiwan Mask Corp.	212,000	95,614
	Taiwan Navigation Co., Ltd.	116,355	78,271
*	Taiwan Pulp & Paper Corp.	238,000	67,450
*	Taiwan Sakura Corp.	252,900	73,247
	Taiwan Sogo Shinkong Security Co., Ltd.	94,860	44,976
*	Taiwan Tea Corp.	992,215	162,627

	*	Tatung Co., Ltd.	6,109,000	2,552,364
	*	Tay-Shan Enterprises Co., Ltd.	372,320	77,377
	*	Teapo Electronic Corp.	79,000	24,011
		Teco Electric & Machinery Co., Ltd.	2,856,834	876,279
		Tecom, Ltd.	307,753	136,213
		Test-Rite International Co., Ltd.	97,005	52,573
	*	The Chinese Bank	1,754,000	326,056
	*	The Farmers Bank of China	2,118,800	622,062
		The First Insurance Co., Ltd.	203,840	97,692
		Ton Yi Industrial Corp.	2,170,810	567,461
		Tsann Kuen Enterprise Co., Ltd.	58,870	68,061
		TSRC Corp.	598,000	218,255
		Tung Ho Steel Enterprise Corp.	701,285	592,268
	*	Twinhead International Corp.	422,000	44,285
	*	Tycoons Group Enterprise Co., Ltd.	263,000	79,279
		Ulead Systems, Inc.	66,000	35,820
		U-Ming Marine Transport Corp.	408,250	540,977
	*	Union Bank of Taiwan	2,047,000	634,868
	*	Union Insurance Co., Ltd.	613,455	164,724
		Uni-President Enterprises Corp.	5,177,130	2,416,639
	*	Unitech Printed Circuit Board Corp.	433,000	216,180
		United Epitaxy Co., Ltd.	81,978	34,850
	*	United Microelectronics Corp.	1,648,000	1,115,171
	*	Universal Cement Corp.	353,360	125,089
	*	Universal Microelectronics Co., Ltd.	69,010	28,202
		Universal Scientific Industrial Co., Ltd.	835,800	312,402
		UPC Technology Corp.	826,840	312,230
		Usi Corp.	935,000	342,075
	*	Ve Wong Corp.	177,000	55,041
		Via Technologies, Inc.	900,000	620,921
	*	Visual Photonics Epitacy Co., Ltd.	86,000	35,009
	*	Walsin Lihwa Corp.	4,568,000	2,251,904
		Walsin Technology Corp., Ltd.	375,191	250,005
	*	Wan Hwa Enterprise Co., Ltd.	253,000	78,329
		Waterland Financial Holdings	3,202,000	1,128,672
	*	Wei Chih Steel Industrial Co., Ltd.	211,898	51,611
	*	Wei Chuan Food Corp.	167,000	56,519
	*	Winbond Electronics Corp.	6,485,000	2,734,927
		Wintek Corp.	128,432	135,027
		Wistron Corp.	1,030,102	381,728
		World Peace Industrial Co., Ltd.	245,700	180,091
		WUS Printed Circuit Co., Ltd.	489,402	239,880
	*	Yageo Corp.	2,870,840	1,197,975
		Yang Ming Marine Transport Corp.	1,078,052	948,556
	*	Yi Jinn Industrial Co., Ltd.	387,000	65,651
		Yieh Phui Enterprise Co., Ltd.	744,000	526,829
		Yosun Industrial Corp.	55,117	42,319
		Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,903,926	909,093
		Yulon Motor Co., Ltd.	1,482,263	1,468,382
		Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,130
		Yung Shin Pharmaceutical Industrial Co., Ltd.	268,000	202,675
		Yung Tay Engineering Co., Ltd.	456,000	244,761
		Zig Sheng Industrial Co., Ltd.	354,765	107,745
TOTAL COMMON STOCKS (Cost $88,467,415)				99,620,005

INVESTMENT IN CURRENCY — (0.2%)
*		Taiwan Dollar		1,966,323
(Cost $1,966,007)

RIGHTS/WARRANTS — (0.0%)
		Eva Airways Corp. Rights 09/20/04	253,915	0
		Prodisc Technology, Inc. Rights 09/13/04	71,073	0
TOTAL RIGHTS/WARRANTS (Cost $0)				0

TOTAL — TAIWAN (Cost $90,433,422)				101,586,328

SOUTH AFRICA — (10.5%)
COMMON STOCKS — (10.5%)
	ABSA Group, Ltd.	1,028,666	8,522,807
	Advtech, Ltd.	281,863	36,986
	Aeci, Ltd.	203,663	1,025,700
	Afgri, Ltd.	694,675	647,292
	African Life Assurance Co., Ltd.	283,785	595,373
*	Afrikander Lease, Ltd.	246,760	64,766
*	AG Industries, Ltd.	258,225	92,403
	Allied Electronics Corp., Ltd.	161,543	281,696
	Anglo American PLC	233,102	5,265,503
	Argent Industrial, Ltd.	98,183	91,719
*	AST Group, Ltd.	195,883	18,266
*	Aveng, Ltd.	625,909	762,129
	Barloworld, Ltd.	386,586	4,365,000
*	Bell Equipment, Ltd.	164,643	160,554
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	15,468
*	Business Connexion Group, Ltd.	465,381	244,707
	Bytes Technology Group, Ltd.	288,156	251,057
	Capital Alliance Holdings, Ltd.	368,442	659,854
	Capitec Bank Holdings, Ltd.	90,933	101,130
*	Caxton & CTP Publishers & Printers, Ltd.	827,456	1,059,624
*	Corpcapital, Ltd.	579,166	48,023
*	Datatec, Ltd.	217,667	324,895
	Delta Electrical Industries, Ltd.	91,531	417,492
*	Dimension Data Holdings PLC	1,342,376	703,414
	Distell Group, Ltd.	385,853	1,218,778
	Dorbyl, Ltd.	60,757	221,640
*	Ellerine Holdings, Ltd.	154,847	858,421
	Gold Reef Casino Resorts, Ltd.	344,218	465,514
	Grintek, Ltd.	210,786	38,112
	Group Five, Ltd.	116,245	187,807
	Highveld Steel & Vanadilum Corp., Ltd.	190,115	785,138
	Hudaco Industries, Ltd.	58,169	217,166
	Iliad Africa, Ltd.	76,658	76,084
	Illovo Sugar, Ltd.	561,051	635,198
	Imperial Holdings, Ltd.	354,239	4,096,143
	Investec, Ltd.	88,090	1,579,416
	Iscor, Ltd.	958,104	6,651,786
	Ist Group PLC	148,051	39,262
*	JCI, Ltd.	3,896,086	239,861
	Johnic Communications, Ltd.	137,588	495,981
	Kersaf Investments, Ltd.	151,284	894,390
	Liberty Group, Ltd.	604,537	4,995,395
	M Cubed Holdings, Ltd.	990,750	50,695
	Metair Investment, Ltd.	10,865	261,072
*	Metorex, Ltd.	214,682	69,684
	Metropolitan Holdings, Ltd.	1,204,141	1,383,233
	Murray & Roberts Holdings, Ltd.	557,578	1,030,602
	Nampak, Ltd.	1,161,961	2,450,320
	Nedcor, Ltd.	724,749	6,074,614
	New Clicks Holdings, Ltd.	679,389	785,027
	Northam Platinum, Ltd.	451,481	565,478
*	Nu-World Holdings	37,210	123,326
	Old Mutual PLC	6,336,632	12,123,253
	Omnia Holdings, Ltd.	63,382	277,110
*	Palabora Mining Co., Ltd.	37,666	238,083
	Peregrine Holdings, Ltd.	302,634	100,264
	PSG Group, Ltd.	151,915	79,947
	Rainbow Chicken, Ltd.	502,941	434,162
*	Randgold and Expl CO	113,476	221,398
	Rebserve Holdings, Ltd.	388,298	440,807
	Redefine Income Fund, Ltd.	83,325	35,096
*	Relyant Retail, Ltd.	944,541	215,377
	Sanlam, Ltd.	4,582,758	6,188,171
	Santam, Ltd.	225,445	1,802,467

	Sappi, Ltd.	413,321	5,829,219
*	Steinhoff International Holdings, Ltd.	1,787,097	2,201,402
*	Tiger Wheels, Ltd.	95,183	300,126
	Tongaat-Hulett Group, Ltd.	238,587	1,640,158
	Trans Hex Group, Ltd.	126,585	430,569
*	Trencor, Ltd.	337,654	618,607
	UCS Group, Ltd.	170,047	33,321
*	Unitrans Ltd	139,592	582,066
	Value Group, Ltd.	108,971	21,264
*	Western Areas Ltd	84,722	355,671

TOTAL — SOUTH AFRICA (Cost $88,505,281)			96,414,539

BRAZIL — (9.6%)

PREFERRED STOCKS — (8.2%)
*	Acesita SA	4,130,760,696	4,858,890
	Alpargatas-Santista Textil SA	430,000	52,925
	Banco Bradesco SA	83,828	4,075,647
*	Bradespar SA	2,851	73,341
	Brasil Telecom Participacoes SA	1,406,899	9,119
*	Braskem SA	142,800,000	4,143,293
	Centrais Electricas de Santa Catarin Celesc Series B	1,323,000	455,585
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	1,085,564
*	Companhia Siderurgica Paulista	720,000	223,389
	Confab Industrial SA	1,800,000	1,166,042
	Coteminas Cia Tecidos Norte de Minas	15,097,500	1,307,455
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	87,010
	Duratex SA	66,910,000	2,372,533
	Embraco SA	342,000	151,585
	Embratel Participacoes SA	1,389,166	3,600
	Gerdau SA	775,552	12,808,639
	Globex Utilidades SA	34,076	133,609
*	Inepar SA Industria e Construcoes	78,960,001	16,691
	Investimentos Itau SA	2,207,166	2,716,628
	Magnesita SA Series A	36,500,000	155,557
	Marcopolo SA	326,400	695,534
	Metalurgica Gerdau SA	396,800	8,144,344
	Perdigao SA NPV	199,200	3,049,465
*	Plascar Participacoes Industriais SA	6,900,000	9,528
	Polialden Petroquimica SA	780,000	207,433
	Ripasa SA Papel e Celulose	1,298,000	1,309,949
	Sadia SA	3,838,282	6,543,270
	Sao Pau Alpargatas SA	470,000	44,869
	Siderurgica Belgo-Mineira	12,307,631	4,997,746
	Siderurgica de Tubarao Sid Tubarao	160,870,000	6,768,277
	Suzano Petroquimica SA	94,000	169,860
	Tele Celular Sul Participacoes SA	1,443,880	2,008
*	Tele Leste Celular Participacoes SA	1,784,040	553
	Tele Norte Celular Participacoes SA	1,390,958	261
	Tele Norte Leste Participacoes SA	7,538	103,604
	Telemar Norte Leste SA	95,000	1,739,669
	Telemig Celular Participacoes SA	1,422,616	2,110
	Telenordeste Celular Participacoes SA	1,437,735	1,814
*	Telesp Celular Participacoes	1,389,246	3,600
	Uniao des Industrias Petroquimicas SA Series B	2,153,712	2,496,632
	Unibanco-Uniao de Bancos Brasileiros SA	135,500	623,679
	Usinas Siderurgicas de Minas Gerais SA	41,925	664,682
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	26,200,000	1,844,630
TOTAL PREFERRED STOCKS (Cost $21,051,880)			75,320,619

COMMON STOCKS — (1.4%)
	Avipal SA Avicultura e Agropecua	12,500,000	30,472
	Brasil Telecom Participacoes SA	51,256,779	372,062

	Companhia Siderurgica Nacional	606,400	9,376,147
*	Embratel Participacoes	50,000,000	251,790
	Eternit SA	8,800	106,512
	Forjas Taurus SA	254,000	119,509
*	Suzano Bahia Sul Papel e Celullose SA	459,431	1,950,193
	Tele Celular Sul Participacoes SA	50,433,301	58,463
	Tele Centro Oeste Celular Participacoes SA	50,291,117	180,040
*	Tele Leste Celular Participacoes	64,212,621	16,420
*	Tele Norte Celular Participacoes	50,064,513	11,095
	Tele Norte Leste Participacoes SA	51,468	669,457
	Telemig Celular Participacoes SA	51,793,284	131,911
	Telenordeste Celular Participacoes SA	50,517,828	51,672
TOTAL COMMON STOCKS (Cost $4,136,863)			13,325,743

TOTAL — BRAZIL (Cost $25,188,743)			88,646,362

MEXICO — (8.8%)
COMMON STOCKS — (8.8%)
	Alfa S.A. de C.V. Series A	3,171,264	10,417,221
	Cementos de Mexico S.A. de C.V. Series B	90,000	510,491
*	Cintra S.A. de C.V.	85,000	19,971
*	Consorcio Hogar S.A. de C.V. Series B	189,500	57,838
	Controladora Comercial Mexicana S.A. de C.V. Series B	4,793,000	5,220,078
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	2,251,430

*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,414,805	2,932,625
*	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	379
	Corporativo Fragua S.A. de C.V. Series B	70	191
*	Desc S.A. de C.V. Series B	8,736,833	2,516,957
	El Puerto de Liverpool S.A. Series 1	20,000	29,862
	El Puerto de Liverpool S.A. Series C1	328,600	477,365
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	4,743
*	Empresas ICA Sociedad Controladora S.A. de C.V.	14,137,500	4,172,149
	Empresas la Moderna S.A. de C.V. Series A	2,636,785	657,720
	Fomento Economico Mexicano Series B & D	488,000	2,110,502
*	GPo Iusacell	143,500	236,698
	Gruma S.A. de C.V. Series B	1,222,950	2,073,070
	Grupo Carso S.A. de C.V. Series A-1	721,000	3,302,459
	Grupo Cementos de Chihuahua, S.A. de C.V.	1,261,000	2,065,579
	Grupo Corvi S.A. de C.V. Series L	284,000	48,017
	Grupo Financiero del Norte S.A. Series C	650,000	2,559,923
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	15
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	16,627
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,728,165	4,025,574
*	Grupo Gigante S.A. de C.V. Series B	324,076	204,940
	Grupo Industrial Maseca S.A. de C.V. Series B	1,824,900	801,414
	Grupo Industrial Saltillo Unique Series	790,300	1,332,380
*	Grupo Nutrisa S.A. de C.V.	428	117
	Grupo Posadas S.A. de C.V. Series L	356,000	206,368
*	Grupo Qumma S.A. de C.V. Series B	5,301	84
*	Grupo Tribasa S.A. de C.V.	152,065	0
*	Herdez Common Series	319,000	140,090
*	Hylsamex S.A. de C.V. Series B	1,026,960	1,717,388
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	246,000	420,893
	Industrias Penoles S.A. de C.V.	1,277,400	5,239,522
*	Industrias S.A. de C.V. Series B	93,000	535,023
*	Jugos del Valle S.A. de C.V. Series B	155,900	214,841
*	Nueva Grupo Mexico S.A. de C.V. Series B	4,826,996	17,212,774
	Organizacion Soriana S.A. de C.V. Series B	1,862,300	5,479,518
*	Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share Series B, 1 share Series C & 1 share Series D)	2,400	1,086
*	US Commercial Corp. S.A. de C.V.	271,000	140,433
	Vitro S.A.	1,491,900	1,310,351
TOTAL COMMON STOCKS (Cost $54,425,938)			80,664,706

INVESTMENT IN CURRENCY — (0.0%)
	Mexican Peso		5,886
(Cost $6,374)
TOTAL — MEXICO (Cost $54,432,312)			80,670,592

MALAYSIA — (8.3%)
COMMON STOCKS — (8.3%)
*	A&M Realty Berhad	427,100	140,968
	ACP Industries Berhad	512,000	192,586
*	Advance Synergy Berhad	641,000	66,450
	Advanced Synergy Capital Berhad	153,500	26,280
	Affin Holdings Berhad	2,735,500	984,930
	Aluminum Co. of Malaysia	250,000	89,924
*	AMBD Berhad	1,990,900	83,811
	AMMB Holdings Berhad	938,944	809,428
	Ancom Berhad	375,000	78,889
	Ann Joo Resources Berhad	619,200	270,382
*	Antah Holding Berhad	306,000	11,249
*	Apollo Food Holdings Berhad	198,400	115,851
*	Arab Malaysia Corp. Berhad	2,000,000	651,877
	Asas Dunia Berhad	524,700	137,966
*	Asia Pacific Land Berhad	1,349,000	88,732
	Asiatic Development Berhad	1,745,200	827,100
*	Avenue Assets Berhad	2,401,600	322,070
	Ayer Hitam Planting Syndicate Berhad	27,000	17,013
	Bandar Raya Developments Berhad	1,252,100	653,581
	Batu Kawan Berhad	673,800	1,012,823
*	Berjaya Capital Berhad	1,765,900	403,927
*	Berjaya Group Berhad	3,516,900	101,648
	Berjaya Land Berhad	2,479,500	528,058
	Bernas Padiberas Nasional Berhad	1,391,800	545,875
	Bimb Holdings Berhad	1,029,800	465,705
	Bina Darulaman Berhad	118,000	37,399
	Binaik Equity Berhad	149,800	38,050
	Bolton Properties Berhad	747,000	133,569
	Boustead Holdings Berhad	1,665,600	704,899
	Cahya Mata Sarawak Berhad	1,008,800	426,298
*	Camerlin Group Berhad	845,200	220,219
	Chemical Co. of Malaysia Berhad	311,000	175,960
	Chin Teck Plantations Berhad	81,000	105,578
	Choo Bee Metal Industries Berhad	235,700	142,671
	Commerce Asset Holding Berhad	1,104,000	1,335,074
*	Cosway Corp. Berhad	854,100	193,289
	Courts Mammoth Berhad	345,500	176,806
	Cycle & Carriage Bintang Berhad	249,800	209,535
*	Damansara Realty Berhad	391,000	10,738
	Datuk Keramik Holdings Berhad	127,000	2,994
	Dijaya Corp. Berhad	612,100	140,689
	Diversified Resources Berhad	3,284,000	1,779,430
	DNP Holdings Berhad	166,000	32,835
*	E&O Property Development Berhad	1,166,000	171,626
	Eastern & Oriental Berhad	325,000	55,664
	Eastern Pacific Industrial Corp. Berhad	414,400	166,360
*	Econstates Berhad	264,000	70,704
	Edaran Otomobil Nasional Berhad	758,100	596,395
	Esso Malaysia Berhad	237,000	146,421
*	Europlus Berhad	278,100	43,715
*	Faber Group Berhad	170,300	20,952
	Far East Holdings Berhad	159,200	146,936
	Focal Aims Holdings Berhad	424,000	48,079
	Fraser & Neave Holdings Berhad	110,800	124,119
	General Corp. Berhad	564,000	77,089
	Glomac Berhad	171,600	96,311
*	Gold IS Berhad	734,100	286,009

	Golden Hope Plantations Berhad	3,235,200	2,983,859
*	Golden Plus Holdings Berhad	201,000	51,755
*	Gopeng Berhad	273,900	36,768
	Grand United Holdings Berhad	451,100	66,480
*	Gula Perak Berhad	417,000	173,079
	Guthrie Ropel Berhad	191,700	191,386
	Hap Seng Consolidated Berhad	662,100	452,974
	Highlands and Lowlands Berhad	1,967,300	1,863,839
*	Ho Hup Construction Co. Berhad	175,100	67,613
*	Ho Wah Genting Berhad	369,000	38,804
	Hong Leong Credit Berhad	1,191,937	1,316,772
	Hong Leong Industries Berhad	261,000	280,114
	Hong Leong Properties Berhad	2,295,741	315,869
	Hume Industries (Malaysia) Berhad	270,667	320,129
	Hwang-DBS (Malaysia) Berhad	654,000	260,451
	IGB Corp. Berhad	3,872,600	1,222,079
	IJM Corp. Berhad	785,800	992,750
	IJM Plantations Berhad	204,400	64,564
*	Insas Berhad	1,680,000	156,857
*	Integrated Logistics Berhad	324,000	147,779
	IOI Properties Berhad	13,600	27,698
	Island & Peninsular Berhad	522,500	591,488
	Jaya Tiasa Holdings Berhad	439,000	459,727
	Jerneh Asia Berhad	265,700	151,058
*	Johan Holdings Berhad	228,000	18,372
	Johor Port Berhad	1,078,200	639,226
	Johore Tenggara Oil Palm Berhad	464,000	137,595
	K & N Kenanga Holdings Berhad	1,454,300	306,158
	Keck Seng (Malaysia) Berhad	657,500	311,250
*	Kedah Cement Holdings Berhad	1,058,307	1,446,549
*	Kejora Harta Berhad	601,000	45,026
	Kian Joo Can Factory Berhad	598,200	410,548
*	KIG Glass Industrial Berhad	260,000	9,906
	Kim Hin Industry Berhad	265,000	144,829
	Kim Loong Resources Berhad	113,000	41,400
	KPJ Healthcare Berhad	478,600	172,384
	Kuala Lumpur Kepong Berhad	696,300	1,188,789
*	Kub Malaysia Berhad	1,251,400	215,087
	Kulim Malaysia Berhad	720,125	447,499
*	Kumpulan Emas Berhad	1,268,000	109,889
	Kwantas Corp. Berhad	123,000	166,517
*	Land & General Berhad	2,261,700	145,692
	Landmarks Berhad	1,637,000	281,535
*	Leader Universal Holdings Berhad	1,621,833	162,078
*	Leong Hup Holdings Berhad	286,000	73,041
*	Lien Hoe Corp. Berhad	654,850	56,023
	Lingui Development Berhad	1,457,900	443,717
	Lion Diversified Holdings Berhad	1,044,100	296,183
	Lion Industries Corp. Berhad	1,742,581	432,913
	Malayan Cement Berhad	67,500	14,269
	Malayawata Steel Berhad	645,100	332,491
*	Malaysia Building Society Berhad	263,000	43,062
	Malaysia Industrial Development Finance Berhad	3,121,800	985,398
	Malaysia Mining Corp. Berhad	3,577,000	1,783,372
*	Malaysian Airlines System Berhad	80,000	90,300
	Malaysian Mosaics Berhad	1,097,200	448,999
	Malaysian Plantations Berhad	2,514,000	1,478,137
	Maruichi Malaysia Steel Tube Berhad	479,000	264,706
	Matrix International Berhad	316,000	103,895
	Matsushita Electric Co. (Malaysia) Berhad	160,880	444,665
*	MBF Holdings Berhad	41,850	1,703
	MBM Resources Berhad	273,433	169,821
*	Meda, Inc. Berhad	650,100	46,174
	Mega First Corp. Berhad	448,000	111,020
	Metro Kajang Holdings Berhad	535,320	184,361
*	Metroplex Berhad	817,000	12,847
	Mieco Chipboard Berhad	228,000	139,913
*	MTD Infraperdana Berhad	2,502,800	396,055
	Muda Holdings Berhad	706,000	81,746

	Muhibbah Engineering Berhad	321,600	83,679
	MUI Properties Berhad	1,314,000	131,934
*	Mulpha International Berhad	5,006,400	847,505
*	Multi-Purpose Holdings Berhad	1,974,000	544,393
*	Mutiara Goodyear Development Berhad	247,900	60,317
	MWE Holdings Berhad	360,000	53,957
*	Mycron Steel Berhad	119,750	44,434
*	Naluri Berhad	2,194,400	646,088
*	Nam Fatt Berhad	286,100	47,416
	Narra Industries Berhad	154,200	71,162
	NCB Holdings Berhad	1,310,500	845,314
	Negri Sembilan Oil Palms Berhad	167,600	99,766
*	New Straits Times Press (Malaysia) Berhad	735,600	730,359
	Nylex (Malaysia) Berhad	109,750	23,544
	Oriental Holdings Berhad	1,632,716	1,779,493
	Oriental Interest Berhad	170,000	57,648
	OSK Holdings Berhad	1,249,266	526,656
	OSK Property Holdings Berhad	186,678	58,357
	Oyl Industries Berhad	96,333	905,880
	Pacific & Orient Berhad	239,300	119,761
	Pan Malaysia Cement Works Berhad	1,271,800	183,953
*	Pan Malaysian Industries Berhad	4,041,000	84,737
*	Pan Pacific Asia Berhad	100,000	2,368
*	Paracorp Berhad	252,000	16,566
	Paramount Corp. Berhad	203,900	123,798
	PBA Holdings Berhad	648,400	247,826
	Pelangi Berhad	1,655,800	248,777
*	Pernas International Holdings Berhad	2,030,200	248,512
	Perusahaan Otomobil Nasional Berhad	1,305,500	2,662,533
	Petaling Garden Berhad	636,200	195,678
	Phileo Allied Berhad	1,473,100	808,345
*	Pilecon Engineering Berhad	210,000	3,584
	PJ Development Holdings Berhad	1,043,900	112,988
	PK Resources Berhad	25,000	5,082
	PPB Group Berhad	1,549,933	2,609,548
*	Premium Nutri	513,100	53,911
*	Prime Utilities Berhad	46,000	12,325
*	Promet Berhad	140,000	10,684
	Pulai Springs Berhad	159,800	59,365
	RHB Capital Berhad	5,573,300	2,810,684
	Road Builders (Malaysia) Holdings Berhad	815,200	512,766
	Sapura Telecommunications Berhad	155,152	71,182
	Sarawak Enterprise Corp. Berhad	2,964,200	1,029,257
	Sarawak Oil Palms Berhad	93,000	54,883
	SCB Developments Berhad	120,000	140,665
	Scientex, Inc. Berhad	116,000	63,491
	Selangor Dredging Berhad	619,000	64,158
	Selangor Properties Berhad	1,164,600	639,986
	Shell Refining Co. Federation of Malaysia Berhad	48,000	92,301
*	SHL Consolidated Berhad	561,300	238,576
*	Silverstone Corp. Berhad	8,690	470
	Sime Darby Berhad (Malaysia)	355,980	518,579
*	Sime Engineering Services Berhad	222,000	68,240
*	South East Asia Lumber, Inc. Berhad	228,800	55,270
	Southern Acids (Malaysia) Berhad	44,000	21,460
	Southern Bank Berhad (Foreign)	1,854,950	1,297,802
	Southern Steel Berhad	443,000	227,101
*	Store Corp. Berhad	124,630	85,258
	Sunrise Berhad	827,200	369,712
	Sunway City Berhad	1,160,000	489,916
*	Sunway Holdings, Inc. Berhad	394,000	124,471
*	Suria Capital Holdings Berhad	1,181,600	176,523
*	Symphony House Berhad	160,071	30,088
	Ta Enterprise Berhad	4,292,200	845,238
*	Talam Corp. Berhad	139,050	42,167
*	Tamco Corp. Holdings Berhad	219,500	25,416
	Tan Chong Motor Holdings Berhad	2,220,500	800,500
	Tekala Corp. Berhad	337,700	76,802
*	Time Dotcom Berhad	6,301,800	1,437,663

Tiong Nam Transport Holdings Berhad	171,500	58,898
Tradewinds (Malaysia) Berhad	782,900	530,848
* Trengganu Development & Management Berhad	534,400	126,640
Tronoh Mines Malaysia Berhad	371,000	284,483
UDA Holdings Berhad	875,200	312,391
UMW Holdings Berhad	977,143	1,259,381
Unico-Desa Plantations Berhad	1,436,000	172,070
Union Paper Holdings Berhad	1,014,100	208,190
Uniphone Telecommunications Berhad	286,800	74,581
United Malacca Rubber Estates Berhad	310,800	285,389
United Plantations Berhad	112,000	136,876
* Utama Banking Group Berhad	955,000	221,748
* VS Industry Berhad	285,500	90,065
Warisan TC Holdings Berhad	109,850	49,631
Worldwide Holdings Berhad	418,600	197,975
WTK Holdings Berhad	222,800	310,335
Yeo Hiap Seng (Malaysia) Berhad	296,100	145,436
YTL Corp. Berhad	272,200	329,327
TOTAL COMMON STOCKS (Cost $70,878,902)		76,185,700

RIGHTS/WARRANTS — (0.0%)
Kulim Malaysia Berhad Warrants 04/21/09	144,025	29,753
Mieco Chipboard Berhad Warrants 04/21/09	76,000	22,600
Sunway Holdings, Inc. Berhad Rights 10/01/04	137,900	0
TOTAL RIGHTS/WARRANTS (Cost $2,000)		52,353

TOTAL — MALAYSIA (Cost $70,880,902)		76,238,053

TURKEY — (7.9%)
COMMON STOCKS — (7.9%)
*	Adana Cimento Sanayi Ticaret A.S.	130,533,878	93,825
*	Ak Enerji A.S.	216,113,700	949,301
	Akbank T.A.S.	2,744,529,505	11,702,229
*	Aksa	148,490,460	1,261,994
	Aksigorta A.S.	401,460,655	1,216,106
*	Alarko Sanayii ve Ticaret A.S.	40,047,992	266,823
*	Alternatifbank A.S.	92,933,793	46,448
*	Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.	87,865,000	75,821
*	Anadolu Anonim Turk Sigorta Sirketi	450,118,800	586,598
	Anadolu Cam Sanayii A.S.	561,694,217	1,266,554
*	Ayen Enerji A.S.	52,628,000	325,212
*	Bagfas Bandirma Gubre Fabrik	7,420,000	162,526
	Bati Cimento A.S.	255,022,921	366,915
*	Bolu Cimento Sanayi A.S.	290,345,704	356,777
	Borusan	98,343,000	609,630
*	Bossa Ticaret ve Sanayi Isletmeleri A.S.	360,180,000	361,742
*	Brisa Bridgestone Sanbanci Lastik San & Tic A.S.	9,261,000	317,456
	CIMSA A.S. (Cimento Sanayi ve Ticaret)	480,369,600	1,079,166
*	Dardanel Onentas	16,183,440	13,700
*	Dogan Sirketler Grubu Holdings A.S.	3,007,361,142	5,156,566
*	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360,000	87,673
*	Eczacibasi Yapi Gere	362,756,250	365,977
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394,500	6,846,497
*	Finansbank	2,461,996,166	2,870,149
*	Goldas Kuyumculuk Sanayi A.S.	327,200,000	248,120
	Goltas Cimento	24,412,000	155,385
*	Gubre Fabrikalari Ticaret A.S.	29,241,000	48,872
*	Gunes Sigorta A.S.	309,093,748	244,976
*	Ihlas Holding	188,032,000	151,423
*	Is Gayrimenk	1,114,100,400	1,275,521
*	Izmir Demir Celik	230,946,541	324,991
	Kartonsan	1,000,000	48,275
*	Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	414,951,000	634,757

*	Kutahya Porslen Sanayii A.S.	7,076,000	74,873
*	Mardin Cimento	51,378,750	229,384
	Marshall Boya ve Vernik Sanayii A.S.	11,818,000	127,248
*	Medya Holdings A.S. Series C	33,508,000	153,778
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650,000	169,063
*	Milpa Ticari ve Sinai Urunler Pazarlama	48,774,528	38,327
*	Net Holding A.S.	123,098,207	94,594
*	Net Turizm Ticaret ve Sanayi	92,089,000	76,895
*	Netas Northern Electric Telekomunikasyon A.S.	24,805,400	508,039
*	Otobus Karoseri Sanayi A.S.	98,162,368	389,230
*	Pinar Entegre et ve Yem Sanayii A.S.	51,591,600	34,655
	Pinar Sut Mamulleri Sanayii A.S.	58,424,850	65,336
*	Raks Elektroniks A.S.	5,859,000	4,667
*	Sabah Yayincilik A.S.	31,938,000	80,721
	Sarkuysan Elektrolitik Bakir Sanayi A.S.	247,799,135	270,721
*	Sasa Suni ve Sentetik Elyat Sanayi A.S.	1,121,965,000	1,217,066
*	Tat Konserve Sanayii A.S.	175,295,920	283,903
*	Tekstil Bankasi A.S.	501,024,697	140,186
	Ticaret ve Sanayi A.S.	27,299,993	45,383
	Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.	156,597,250	245,913
*	Tofas Turk Otomobil Fabrikasi A.S.	544,993,508	1,183,490
	Trakya Cam Sanayii A.S.	1,227,824,231	3,133,889
*	Turk Demir Dokum Fabrikalari	166,949,478	341,636
	Turk Dis Ticaret Bankasi A.S.	1,984,958,042	2,126,781
*	Turk Siemens Kablo ve Elektrik Sanayi A.S.	39,312,000	62,506
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218,317	4,826,894
*	Turkiye Garanti Bankasi A.S.	1,892,062,225	6,199,950
	Turkiye Is Bankasi A.S. Series C	1,860,440,560	6,160,894
	Ulker Gida Sanayi Ve Ticaret	113,147,029	470,348
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978,643	18,503
	USAS (Ucak Servisi A.S.)	3,420,000	41,678
*	Vestel Elektronik Sanayi Ticaret A.S.	223,134,000	809,651
*	Yapi ve Kredi Bankasi A.S.	1,405,653,434	3,360,409
*	Yatak ve Vorgan Sanayi ve Ticaret Yatas	18,345,600	14,441
TOTAL COMMON STOCKS (Cost $32,625,802)			72,519,057

INVESTMENT IN CURRENCY — (0.0%)
*	Turkish Lira		387
(Cost $391)
TOTAL — TURKEY (Cost $32,626,193)			72,519,444

ISRAEL — (6.7%)
COMMON STOCKS — (6.7%)
*	Afcon Industries, Ltd.	2,102	4,495
	American Israeli Paper Mills, Ltd.	13,563	690,239
*	Ashtrom Properties, Ltd.	171,400	65,829
*	Azorim Investment Development & Construction Co., Ltd.	299,403	2,388,191
	Bank Hapoalim, Ltd.	3,775,700	10,249,573
	Bank Leumi Le-Israel	4,836,950	9,750,663
	Bank of Jerusalem, Ltd.	71,150	65,995
*	Baran Group, Ltd.	94,200	559,305
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	304,048
	CLAL Industries, Ltd.	773,796	3,191,255
	Delta Galil Industries, Ltd.	78,554	998,033
*	Discount Mortgage Bank, Ltd.	3,611	319,411
*	Elbit Medical Imaging	192,747	1,603,364
	Elco Industries (1975)	11,441	40,423
	Electra Consumer	23,400	247,588
*	Electrochemical Industries (1952), Ltd.	48,800	1,662
*	Elron Electronic Industries, Ltd.	202,297	2,870,920
*	Feuchtwanger Investments 1984, Ltd.	10,500	5,818
*	First International Bank of Israel	294,660	1,689,277
*	First International Bank of Israel, Ltd.	434,800	481,104
*	Formula Systems (1985), Ltd.	93,700	1,472,126

*	Formula Vision Technologies, Ltd.	1,953	1,752
*	Granite Hacarmel Investments, Ltd.	142,500	213,500
	IDB Development Corp., Ltd. Series A	87,522	2,042,672
	Industrial Building Corp., Ltd.	408,034	413,180
	Investec Bank, Ltd.	4,400	145,921
	Israel Cold Storage & Supply Co., Ltd.	7,000	24,483
	Israel Corp. Series A	4,000	714,622
*	Israel Land Development Co., Ltd.	234,969	629,453
	Israel Petrochemical Enterprises, Ltd.	253,817	1,427,514
*	Israel Steel Mills, Ltd.	97,000	836
*	Kardan Real Estate, Ltd.	5,341	5,660
*	Knafaim-Arkia Holdings, Ltd.	117,857	1,406,839
*	Koor Industries, Ltd.	125,770	5,129,948
*	Leader Holding & Investments, Ltd.	113,800	144,355
*	Liberty Properties, Ltd.	3,457	21,470
	M.A.Industries, Ltd.	227,355	907,694
	Mehadrin, Ltd.	24,063	356,349
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	41,709
	Middle East Tube Co.	46,200	49,233
	Miloumor, Ltd.	26,800	105,750
*	Minrav Holdings, Ltd.	2,000	67,627
*	Nice Systems, Ltd.	50,930	986,569
*	OCIF Investments and Development, Ltd.	3,380	44,150
	Otzar Hashilton Hamekomi, Ltd.	1,050	65,301
	Packer Plada, Ltd.	2,877	179,996
*	Polgat Industries, Ltd. Series B	21,900	44,792
	Property and Building Corp., Ltd.	7,261	594,593
	Scitex Corp., Ltd.	365,565	1,440,409
*	Shrem Fudim Kelner & Co., Ltd.	28,100	74,370
*	Super-Sol, Ltd. Series B	688,337	1,587,525
*	Team Computer & Systems, Ltd.	7,900	78,819
*	Union Bank of Israel, Ltd.	373,011	1,158,820
	United Mizrahi Bank, Ltd.	1,233,305	4,222,948
*	Urdan Industries, Ltd.	183,950	91,446
	Ytong Industries, Ltd.	174,250	135,830
TOTAL COMMON STOCKS (Cost $50,280,448)			61,555,454

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		6,030
(Cost $6,027)
TOTAL — ISRAEL (Cost $50,286,475)			61,561,484

INDONESIA — (5.8%)
COMMON STOCKS — (5.8%)
*	PT Apac Centretex Corporation Tbk	774,000	11,596
	PT Asahimas Flat Glass Co., Ltd.	5,333,500	1,087,229
	PT Astra Agro Lestari Tbk	12,738,500	3,438,862
	PT Astra Graphia Tbk	18,779,000	520,600
	PT Bank Central Asia Tbk	2,554,000	492,571
*	PT Bank NISP Tbk	44,791,078	2,570,510
*	PT Bank Pan Indonesia Tbk	113,481,722	3,224,337
	PT Berlian Laju Tanker Tbk	27,228,400	2,781,323
	PT Bhakti Investama Tbk	31,933,500	919,016
	PT Branta Mulia Tbk	180,000	13,680
*	PT Budi Acid Jaya Tbk	6,410,000	71,863
	PT Charoen Pokphand Indonesia Tbk	13,979,000	419,783
*	PT Clipan Finance Indonesia Tbk	12,461,000	380,701
*	PT Davomas Adabi Tbk	14,203,500	1,142,350
	PT Dynaplast Tbk	3,040,000	479,893
*	PT Eterindo Wahanatama Tbk	4,599,000	68,750
*	PT Ever Shine Textile Tbk	19,347,215	216,689
*	PT Great River International	1,788,000	92,308
*	PT Hero Supermarket Tbk	220,000	35,924
*	PT Indocement Tunggal Prakarsa Tbk	166,000	28,426

	PT Indorama Synthetics Tbk	7,901,320	402,036
	PT International Nickel Indonesia Tbk	7,522,000	6,530,266
*	PT Jaya Real Property	5,189,500	840,748
*	PT Karwell Indonesia	1,466,500	64,135
*	PT Kawasan Industry Jababeka Tbk	534,000	6,605
	PT Komatsu Indonesia Tbk	6,049,000	1,328,563
	PT Lautan Luas Tbk	7,721,000	211,284
*	PT Lippo Karawaci Tbk	412,676	72,121
*	PT Makindo Tbk	1,450,000	168,200
	PT Matahari Putra Prima Tbk Foreign	12,852,500	691,119
	PT Mayorah Indah	8,497,572	804,296
	PT Medco Energi International Tbk	31,249,000	4,850,263
*	PT Metrodata Electronics Tbk	18,582,000	149,610
*	PT Modern Photo Tbk	1,266,500	78,102
*	PT Mulia Industrindo	5,260,000	138,195
*	PT Mutlipolar Corporation Tbk	3,195,000	99,233
*	PT Panasia Indosyntec Tbk	403,200	21,504
*	PT Panin Insurance Tbk	27,086,000	654,294
	PT Rig Tenders Indonesia Tbk	2,760,000	265,765
	PT Sari Husada Tbk	1	2
	PT Selamat Semp Tbk	10,624,000	283,798
	PT Semen Gresik Tbk	8,421,591	9,027,670
*	PT Sinar Mas Agro Resources and Technology Tbk	1,688,580	486,311
	PT Summarecon Agung Tbk	2,250,000	126,883
*	PT Sunson Textile Manufacturer Tbk	6,012,000	74,399
*	PT Suparma Tbk	3,995,345	69,037
*	PT Surya Dumai Industri Tbk	5,145,000	187,964
	PT Surya Toto Indonesia	46,400	23,509
	PT Tempo Scan Pacific	6,466,000	4,601,032
	PT Tigaraksa Satria Tbk	68,400	26,995
	PT Timah Tbk	5,855,000	1,333,867
	PT Trias Sentosa Tbk	29,527,200	570,655
	PT Trimegah Sec Tbk	34,298,000	475,870
	PT Tunas Ridean Tbk	10,810,000	484,647
*	PT Ultrajaya Milk Industry & Trading Co.	13,717,500	576,539
	PT Unggul Indah Corp. Tbk	371,435	83,648

TOTAL — INDONESIA (Cost $38,777,964)			53,805,576

THAILAND — (5.1%)
COMMON STOCKS — (5.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	370,487
*	Advance Agro Public Co., Ltd. (Foreign)	1,587,830	884,458
	American Standard Sanitaryware (Thailand) Public Co. Ltd. (Foreign)	4,150	26,305
*	Bangkok Bank Public Co., Ltd.	229,700	545,986
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,575,300	2,603,472
	Bangkok Insurance Public Co., Ltd.	20,800	110,867
*	Bangkok Land Co., Ltd. (Foreign)	11,962,000	189,554
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	12,702,400	3,232,784
	Banpu Public Co., Ltd. (Foreign)	1,172,600	3,969,666
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	566,238
	Cal-Comp Electronics (Thailand) Public Co., Ltd.	162,700	127,933
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	599,802
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	265,592
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	13,914,140	1,269,477
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	715,900	739,104
	Hana Microelectronics Public Co., Ltd.	935,000	460,204
	ICC International Public Co., Ltd.	2,755,000	2,497,029
*	Jasmine International Public Co., Ltd. (Foreign)	4,438,300	75,659
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	286,389
*	Kasikornbank PCL (Foreign)	1,530,000	1,763,265
	KGI Securities One Public Co., Ltd. (Foreign)	1,062,800	82,676
	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	655,222
	MBK Development Public Co., Ltd.	106,700	124,889
	Modernform Group Public Co., Ltd. (Foreign)	46,000	33,686

	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	915,755
*	Nakornthai Strip Mill Public Co., Ltd.	4,795,100	164,634
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	2,686,319
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	5,068,740
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	49,268
*	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	430,467
	Quality Houses Public Co., Ltd. (Foreign)	3,258,700	93,888
	Regional Container Lines Public Co., Ltd.	6,950,000	3,120,408
	Saha Pathana Inter-Holding Public Co., Ltd.	3,316,000	1,114,622
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	384,007
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,351,034
*	Samart Corporation Public Co., Ltd.	4,552,000	792,365
	Siam Commercial Bank Public Co., Ltd. (Foreign)	456,900	521,074
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	170,187
	Siam Industrial Credit Public Co., Ltd.	4,055,050	632,841
*	Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)	839	66,475
*	Thai Military Bank Public Co., Ltd. (Foreign)	24,588,200	1,959,972
	Thai Plastic and Chemicals Public Co., Ltd. (Foreign)	29,000	126,026
	Thai Rayon Public Co., Ltd.	16,500	126,771
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	1,629,454
*	TPI Polene Public Co., Ltd. (Foreign)	3,890,162	2,615,235
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	91,625
*	Tycoons Worldwide Group Public Co., Ltd.	335,300	90,165
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,162,219
*	Vinythai Public Co., Ltd. (Foreign)	1,621,058	423,587
TOTAL COMMON STOCKS (Cost $28,870,473)			47,267,882

RIGHTS/WARRANTS — (0.0%)
	Bangkok Land (Foreign) Warrants 2006	3,987,330	0
*	Bangkok Land Public Co., Ltd. (Foreign) Rights 10/15/04	1,450,203	0
TOTAL RIGHTS/WARRANTS (Cost $0)			0

TOTAL — THAILAND (Cost $28,870,473)			47,267,882

CHILE — (3.1%)
COMMON STOCKS — (3.1%)
	Banco de Credito e Inversiones SA Series A	54,733	951,154
	Banmedica SA	347,000	166,745
	CAP SA (Compania de Aceros del Pacifico)	199,310	955,130
	Cementos Bio-Bio S.A.	62,327	130,274
	Cervecerias Unidas SA	143,000	674,518
	Consumidores de Gas de Santiago SA	103,000	511,412
	COPEC (Cia de Petroleos de Chile)	947,488	6,874,543
	Cristalerias de Chile SA	12,500	118,123
	CTI SA (Cia Tecno Industrial)	4,900,000	94,178
	Empresa Nacional de Electricidad SA	2,479,503	1,262,885
	Empresa Nacional de Telecomunicaciones SA	81,000	563,179
	Empresas CMPC SA	285,547	6,037,946
*	Empresas Iansa SA	4,994,997	181,607
*	Enersis SA	6,762,242	896,253
	Industrias Forestales Inforsa SA	2,387,597	430,215
	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA	1,194,560	106,474
	Maderas y Sinteticos SA	1,379,095	742,173
	Minera Valparaiso SA	7,500	86,196
	Parque Arauco S.A.	455,207	189,563
	Sociedad Industrial Pizarreno SA	63,000	140,006
	Sociedad Quimica y Minera de Chile SA Series A	43,364	208,364
	Sociedad Quimica y Minera de Chile SA Series B	945,090	4,238,411
	Soquimic Comercial SA	150,000	52,855
	Sud Americana de Vapores SA	410,000	571,314
	Telecomunicaciones de Chile SA Series A	384,000	901,033
	Telecomunicaciones de Chile SA Series B	372,166	745,107

Vina de Concha y Toro SA	350,000	381,196
Vina San Pedro SA	4,500,000	48,290
Vina Sta Carolina SA Series A	163,489	77,889
TOTAL COMMON STOCKS (Cost $18,298,989)		28,337,033

INVESTMENT IN CURRENCY — (0.0%)
* Chilean Pesos		110,763
(Cost $108,247)
TOTAL — CHILE (Cost $18,407,236)		28,447,796

HUNGARY — (2.8%)
COMMON STOCKS — (2.8%)
*	Danubius Hotel & Spa RT	171,412	3,653,836
	Egis RT	42,143	1,881,967
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	1,692,053
	Globus Konzervipari RT	317,900	1,175,137
	Magyar Olay-Es Gazipari RT	183,209	7,963,915
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	84,611	371,157
*	North American Business Industries RT	121,832	401,192
*	Pannonplast P.L.C.	138,882	980,405
*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,717,037
*	Synergon Information Systems Ltd., Budapest	247,161	470,239
*	Tiszai Vegyi Kombinat RT	251,242	5,038,223

TOTAL — HUNGARY (Cost $21,409,826)			25,345,161

POLAND — (2.8%)
COMMON STOCKS — (2.8%)
*	Amica Wronki SA	174,355	1,792,477
	Bank Przemyslowo Handlowy Pbk	9,050	985,607
*	Big Bank Gdanski SA	2,399,724	1,912,672
*	Budimex SA	66,643	785,048
*	Huta Ferrum SA	4,233	7,820
*	Impexmetal SA	241,068	3,578,141
*	Kredyt Bank SA	1,032,878	2,334,772
	Lentex SA	104,119	928,204
*	Mostostal Export SA	654,595	308,716
*	Mostostal Warszawa SA	183,300	737,177
*	Mostostal Zabrze Holding SA	140,376	38,914
*	Netia Holdings SA	499,050	557,923
	Orbis SA	561,018	3,532,542
	Polifarb Cieszyn Wroclaw SA	929,467	2,506,635
*	Polski Koncern Naftowy Orlen S.A.	77,519	685,741
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,416,786
*	Raciborska Fabryka Kotlow SA	291,972	1,074,119
*	Sokolowskie Zaklady Miesne SA	640,477	1,124,778

TOTAL — POLAND (Cost $18,775,648)			25,308,072

ARGENTINA — (2.2%)
COMMON STOCKS — (2.2%)
*	Acindar Industria Argentina de Aceros SA Series B	2,261,067	2,122,026
*	Alpargatas SA Industrial y Comercial	6,363	2,623
	Banco del Sud Sociedad Anonima Series B	310,563	302,297
*	Banco Frances del Rio de la Plata SA	328,000	535,583
*	Banco Suquia SA	327,868	51,458
*	Capex SA Series A	131,575	191,901
*	Celulosa Argentina SA Series B	10,843	8,801

*	Central Costanera SA Series B	261,000	315,291
*	Central Puerto SA Series B	161,000	83,717
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	597,374
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	41,329
*	Garovaglio y Zorraquin SA	65,800	9,951
*	Grupo Financiero Galicia SA Series B	2,067,935	990,055
*	IRSA Inversiones y Representaciones SA	1,257,197	845,055
*	Juan Minetti SA	806,693	736,625
*	Ledesma S.A.A.I.	850,405	552,746
*	Metrogas SA Series B	176,000	61,941
*	Molinos Rio de la Plata SA Series B	471,214	537,856
*	Polledo SA Industrial y Constructora y Financiera	50,000	10,305
*	Renault Argentina SA	2,501,957	515,631
	Siderar SAIC Series A	645,512	3,090,487
*	Sol Petroleo SA	173,000	24,820
	Solvay Indupa S.A.I.C.	1,334,322	1,028,046
*	Telecom Argentina Stet-France SA Series B	476,600	814,495
	Tenaris SA	1,660,259	6,079,998
*	Transportadora de Gas del Sur SA Series B	462,000	377,926
TOTAL COMMON STOCKS (Cost $18,705,582)			19,928,337

INVESTMENT IN CURRENCY — (0.0%)
*	Argentine Peso		328,887
(Cost $337,746)
TOTAL — ARGENTINA (Cost $19,043,328)			20,257,224

PHILIPPINES — (2.2%)
COMMON STOCKS — (2.2%)
	Aboitiz Equity Ventures, Inc.	5,782,000	324,008
	Alaska Milk Corp.	7,953,000	421,315
*	Alsons Consolidated Resources, Inc.	16,904,000	88,770
*	Bacnotan Consolidated Industries, Inc.	1,696,970	770,320
*	Belle Corp.	30,800,000	390,701
*	Cebu Holdings, Inc.	7,763,250	65,379
*	Digital Telecommunications (Philippines), Inc.	131,630,000	1,475,023
*	Equitable PCI Bank, Inc.	2,841,900	2,127,506
*	Fil-Estate Land, Inc.	3,196,340	23,361
*	Filinvest Development Corp.	5,283,500	89,703
*	Filinvest Land, Inc.	151,904,100	2,550,864
	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,091
	Keppel Philippines Marine, Inc.	9,725,165	53,668
*	Kuok Philippine Properties, Inc.	4,300,000	13,262
*	Megaworld Properties & Holdings, Inc.	179,870,000	3,465,627
	Metro Bank and Trust Co.	349,020	155,475
*	Mondragon International Philippines, Inc.	2,464,000	5,483
	Petron Corp.	15,160,000	701,163
*	Philippine National Bank	3,619,900	1,465,756
*	Philippine National Construction Corp.	398,900	24,854
*	Philippine Realty & Holdings Corp.	20,930,000	7,452
	Philippine Savings Bank	1,095,390	531,364
*	Prime Orion Philippines, Inc.	14,400,000	34,547
*	RFM Corp.	2,488,200	37,210
	Robinson’s Land Corp. Series B	16,019,000	573,176
	Security Bank Corp.	2,713,200	1,045,898
	SM Development Corp.	21,996,400	415,583
*	Solid Group, Inc.	19,668,000	140,048
	Soriano (A.) Corp.	20,195,000	528,087
*	Swift Foods, Inc.	1,238,566	7,863
	Union Bank of the Philippines	547,400	233,697
	Universal Robina Corp.	16,140,300	2,448,748
*	Urban Bank, Inc.	14,950	125
TOTAL — PHILIPPINES (Cost $28,471,071)			20,223,127

CZECH REPUBLIC — (0.2%)
COMMON STOCKS – (0.2%)
CEZ A.S.	227,383	1,774,756
(Cost $ 1,695,727)

EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
Euro Currency	408
(Cost $284)

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (1.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 1.37%, 09/01/04 (Collateralized by $17,173,000 FHLMC Notes 1.85%, 11/17/04, valued at $17,237,399) to be repurchased at $16,982,646	$16,982	16,982,000
(Cost $16,982,000)

TOTAL INVESTMENTS — (100.0%) (Cost $687,124,149)††		$919,593,593

†              See Security Valuation Note.

*              Non-Income Producing Securities.

††            The cost for federal income tax purposes is $688,006,529.

Security Valuation

Securities held by Dimensional Emerging Markets Value Fund Inc. (the “Fund”) which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

(a)                                  Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date: October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: October 26, 2004

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Investment Group Inc.

Date: October 26, 2004